Registration Nos. 333-178660/811-22620

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /X/

 Post-Effective Amendment No. 14     /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

 Amendment No. 15      /X/

T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

Approximate Date of Proposed Public Offering July 1, 2015

 It is proposed that this filing will become effective (check appropriate box):

// Immediately upon filing pursuant to paragraph (b)

/X/ On July 1, 2015 pursuant to paragraph (b)

// 60 days after filing pursuant to paragraph (a)(1)

// On (date) pursuant to paragraph (a)(1)

// 75 days after filing pursuant to paragraph (a)(2)

// On (date) pursuant to paragraph (a)(2) of Rule 485

 If appropriate, check the following box:

// This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

July 1, 2015

T. Rowe Price Floating Rate Multi-Sector Account Portfolio
A fund seeking high current income and capital appreciation through investments in floating rate loans and floating rate debt securities.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Summary

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

Floating Rate Multi-Sector Account Portfolio 1
2	Information About Accounts in T. Rowe Price Funds
Pricing Shares and Receiving Sale Proceeds 7 Useful Information on Distributions and Taxes 9 Transaction Procedures and Special Requirements 12
3	More About the Fund

Organization and Management 14

More Information About the Fund and Its Investment Risks 16

Investment Policies and Practices 21

Disclosure of Fund Portfolio Information 33

Rights Reserved by the Funds 34

Financial Highlights 34

SUMMARY

Investment Objective

The fund seeks high current income and, secondarily, capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%

Other expenses	0.03%[a]

Total annual fund operating expenses	0.03%

a  T. Rowe Price Associates, Inc. is required to bear any of the fund’s custody fees that exceed 0.01% of the fund’s average daily net assets as well as all of the fund’s other operating expenses (except for interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses). Expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund and the arrangement may only be modified or terminated upon approval by the fund’s shareholders and Board of Directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$3	$10	$17	$39

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 54.3% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in floating rate loans and floating rate debt securities.

Floating rate loans represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, they are issued in connection with

T. Rowe Price	2

recapitalizations, acquisitions, leveraged buyouts, and refinancings. Most, if not all, of the loans in which the fund invests are rated below investment-grade (BB and lower, or an equivalent rating) or are not rated by a major credit rating agency. The loans in which the fund invests may be referred to as “leveraged loans” because the borrowing companies often have significantly more debt than equity.

The loans held by the fund may be senior or subordinate obligations of the borrower, although the fund normally invests the majority of its assets in senior floating rate loans. In the event of bankruptcy, holders of senior floating rate loans are typically paid (to the extent assets are available) before certain other creditors of the borrower (e.g., bondholders and stockholders). Holders of subordinate loans may be paid after more senior bondholders. Loans may or may not be secured by collateral. There is no limit on the fund’s investments in unsecured loans or in companies involved in bankruptcy proceedings, reorganizations, or financial restructurings.

Floating rate loans have interest rates that reset periodically (typically quarterly or monthly). The interest rates on floating rate loans are generally based on a percentage above LIBOR (the London Interbank Offered Rate), a U.S. bank’s prime or base rate, the overnight federal funds rate, or another rate. Floating rate loans may be structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The fund may acquire floating rate loans directly from a lender or through the agent, as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s floating rate loan or portion thereof.

In buying and selling loans, the fund relies on its fundamental analysis of each company and the company’s ability to pay principal and interest in light of its current financial condition, its industry position, and economic and market conditions. The fund may purchase other floating rate debt instruments with credit and interest rate characteristics similar to the floating rate loans that it purchases.

In addition to the fund’s investments in loans, the fund may invest in a variety of debt securities, such as government and agency debt obligations, and investment-grade and high yield corporate bonds. High yield bonds, also known as “junk” bonds, are rated below investment grade and should be considered speculative. They generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The fund may invest up to 20% of its net assets in fixed rate debt securities.

The fund has considerable flexibility in seeking higher yields. There are no maturity restrictions, so the fund can purchase longer-term loans and bonds, which tend to

Summary	3

have higher yields (but are more volatile) than shorter-term loans and bonds. The fund’s weighted average maturity will vary depending on market conditions.

While most assets will typically be invested in U.S. dollar-denominated floating rate loans and debt securities, the fund may also invest in foreign loans and securities in keeping with the fund’s objective. While there is no limit on holdings that are issued by foreign issuers, including issuers in emerging markets, the fund may only invest up to 20% of its total assets in non-U.S. dollar-denominated loans and debt securities.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity or credit quality, to shift assets into and out of higher-yielding loans or securities, or to reduce its exposure to certain loans or securities.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The fund is exposed to interest rate risk like more traditional bond funds, but credit and liquidity risks tend to be more important. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Market risk This is the risk that the value of securities owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting the overall securities markets, or particular industries or sectors.

Floating rate loan risk Transactions involving floating rate loans have significantly longer settlement periods than more traditional securities and often involve borrowers whose financial condition is troubled or highly leveraged. While a loan assignment typically transfers all legal and economic rights to the buyer, a loan participation typically allows the seller to maintain legal title to the loan, meaning the buyer of a loan participation generally has no direct rights against the borrower and is exposed to credit risk of both the borrower and seller of the participation. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Credit risk This is the risk that a loan borrower or issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, inability to meet a financial obligation, or the downgrade of a fund holding. The fund’s overall credit risk is increased to the extent it invests in loans not secured by collateral or if it purchases a participation interest in a loan.

T. Rowe Price	4

Because a significant portion of the fund’s investments may be rated below investment-grade, the fund is exposed to greater volatility than if it invested mainly in investment-grade bonds and loans. High yield bond and loan issuers are usually not as strong financially as investment-grade bond issuers and, therefore, are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities and loans involving such companies carry a higher risk of default and should be considered speculative.

Impairment of collateral risk This is the risk that the value of collateral securing a floating rate loan could decline, be insufficient to satisfy the loan obligation, or be difficult to liquidate. The fund’s access to the collateral could be limited by bankruptcy or by the type of loan it purchases. As a result, a collateralized senior loan may not be fully collateralized and can decline significantly in value.

Senior loans risk Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. Because interest payments on the fund’s floating rate investments are typically based on a spread over another interest rate, falling interest rates will result in less income for the fund, but will not typically result in the price volatility that a fixed rate holding could experience.

Prepayment risk This is the risk that the principal on a loan or debt security will be prepaid prior to its maturity, reducing the potential for price gains. The rate of prepayments tends to increase as interest rates fall.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Floating rate loans may not have an active trading market and often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets.

Performance The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

Summary	5

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

The fund’s return for the three months ended 3/31/15 was 2.39%.

In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.

T. Rowe Price	6

Average Annual Total Returns
	Periods ended
	December 31, 2014
		Since inception
	1 Year	(03/01/12)
Floating Rate Multi-Sector Account Portfolio
Returns before taxes	1.87%	4.00%
Returns after taxes on distributions	-0.11	2.12
Returns after taxes on distributions
and sale of fund shares	1.07	2.26
S&P/LSTA Performing Loan Index (reflects no deduction for fees, expenses, or taxes)	1.82	4.83

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Paul M. Massaro	Chairman of Investment Advisory Committee	2012	2003

Purchase and Sale of Fund Shares

The fund is not available for direct purchase by members of the public. Shares of the fund may only be purchased by or on behalf of institutional clients with whom T. Rowe Price or one of its affiliated investment advisers has an agreement to provide discretionary investment management services.

There is no minimum amount required for initial or subsequent purchases. Fund shares may be purchased, redeemed, or exchanged on any day the New York Stock Exchange is open for business. Orders to purchase, redeem, or exchange fund shares must generally be requested by the persons at T. Rowe Price authorized to make investment decisions on behalf of the institutional client.

Tax Information

The fund declares dividends daily and pays any accrued dividends on the first business day of each month. Any capital gains are declared and paid annually, usually in December. Distributions declared by the fund, as well as redemptions or exchanges of fund shares, may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund and its related companies do not pay financial intermediaries for sales of the fund’s shares or related services.

Information About Accounts in T. Rowe Price Funds	2

The following policies and procedures apply only to the T. Rowe Price Multi-Sector Account Portfolios, which are funds designed for use by certain institutional separate account clients of T. Rowe Price. These funds are not available for direct purchase by the public.

PRICING SHARES AND RECEIVING SALE PROCEEDS

How and When Shares Are Priced

The share price, also called the “net asset value,” for each fund is calculated at the close of the New York Stock Exchange (normally 4 p.m. ET) each day that the New York Stock Exchange is open for business. To calculate the net asset value, the fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. If a market value for a security is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the security by taking into account various factors that have been approved by the fund’s Board of Directors/Trustees. This value may differ from the value the fund receives upon sale of the securities. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Non-U.S. securities are valued on the basis of their most recent closing market prices at 4 p.m. ET, except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For example, the most recent closing prices for securities traded in certain Asian markets may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the New York Stock Exchange will, in its judgment, materially affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value certain securities or a group of securities in other situations, for example, when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices and to value most fixed income securities. The fund cannot

T. Rowe Price	8

predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. The fund also evaluates a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts or assign different fair values than the fair value that the fund assigns to the same security.

Purchasing, Selling, or Exchanging Fund Shares

Shares of the T. Rowe Price Multi-Sector Account Portfolios (“Sector Portfolios”) are intended for purchase on behalf of institutional separately managed accounts for which T. Rowe Price or one of its affiliates has an agreement to provide discretionary investment management services. Accordingly, orders to purchase, redeem, or exchange shares of the Sector Portfolios are typically based on instructions from the personnel at T. Rowe Price authorized to make investment decisions for a particular separate account, although a transaction request may also be initiated directly by a separate account client. If a transaction request is received in correct form by the Sector Portfolio (from either the authorized person at T. Rowe Price or directly from a separate account client) before the close of the New York Stock Exchange (normally 4 p.m. ET), the transaction will be priced at that business day’s net asset value. If a transaction request is not received by the Sector Portfolio (from either the authorized person at T. Rowe Price or directly from a separate account client) until after the close of the New York Stock Exchange, the transaction will be priced at the next business day’s net asset value.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET. In the event of an emergency closing, a fund’s shareholders will receive the next share price calculated by the fund.

There are no minimum or maximum limits on the amounts that must be invested in the Sector Portfolios. However, there are minimum investment requirements to establish a separate account with T. Rowe Price. The Sector Portfolios reserve the right to accept a purchase that is unaccompanied by payment. Payment for these shares must be received by the time designated by the Sector Portfolio (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled and the party responsible for the canceled purchase may bear the costs of any losses incurred by the Sector Portfolio.

For a redemption of shares from the Sector Portfolios, other than from the Mortgage-Backed Securities Multi-Sector Account Portfolio (“Mortgage-Backed Sector Portfolio”), proceeds are usually sent on the third business day following the trade date of the transaction (commonly referred to as “T+3” settlement). Redemption proceeds from a sale of shares from the Mortgage-Backed Sector Portfolio will typically be sent on the next business day following the trade date of the transaction.

Information About Accounts in T. Rowe Price Funds	9

However, under certain circumstances and when deemed to be in a Sector Portfolio’s best interests, the delivery of redemption proceeds may be delayed for up to seven calendar days after the trade date of the transaction.

Receiving the Proceeds From a Sale

The redemption proceeds from a sale of Sector Portfolio shares are generally used to purchase shares of another Sector Portfolio, used to purchase individual securities on behalf of the separate account, or remitted to the cash reserve position within the separate account. For any redemption not used for these purposes, the proceeds are typically sent by bank wire to the client’s custody account on the settlement date for the transaction. The Sector Portfolios also reserve the right, at the sole discretion of T. Rowe Price or one of its affiliates, to pay any redemption proceeds in whole or in part by an in-kind redemption of securities held by the Sector Portfolio in lieu of cash.

Because redemptions of Sector Portfolio shares (other than Mortgage-Backed Sector Portfolio shares) settle on a T+3 basis, proceeds from a redemption are not sent until at least the third business day after the trade date of the transaction.

Upon termination of an investment management agreement between a separate account client and T. Rowe Price (or one of its affiliates), any outstanding Sector Portfolio shares held by the client will be redeemed by T. Rowe Price in accordance with the terms of the agreement.

USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES

Each Sector Portfolio has elected to be treated and intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, the fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company, and were ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and, consequently, a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares unless another option is selected.

T. Rowe Price	10

Dividends for the Sector Portfolios are declared daily and any accrued dividends for the month are typically paid on the first business day of the next month. Shares that are purchased begin to earn dividends on the business day that payment is received by the Sector Portfolio if payment is received by 2:00 p.m. ET. (Purchased shares do not begin to earn dividends until the next business day if payment is received after 2:00 p.m. ET.) Shares that are redeemed continue to earn dividends through the calendar day prior to the date the redemption settles and proceeds are sent. Therefore, shares redeemed from the Mortgage-Backed Sector Portfolio will normally earn dividends through the redemption trade date and shares redeemed from the other Sector Portfolios will normally earn dividends through the second business day following the redemption trade date. However, for any shares that are redeemed on a business day prior to a weekend (or holiday) and proceeds are not sent until after the weekend (or holiday), those redeemed shares will continue to earn dividends through the weekend (or holiday). The funds do not pay dividends in fractional cents. Any dividend amount earned for a particular day on all shares held that is one-half of one cent or greater (for example, $0.016) will be rounded up to the next whole cent ($0.02), and any amount that is less than one-half of one cent (for example, $0.014) will be rounded down to the nearest whole cent ($0.01). Please note that, if the dividend payable on all shares held is less than one-half of one cent for a particular day, no dividend will be earned for that day.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Tax Information

Any necessary tax information will be provided no later than mid-February.

Tax forms are generally issued to fund shareholders when:

• Fund shares are sold, including exchanges from one fund to another.

• A fund declares dividend or capital gain distributions.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another in a taxable account is also a sale for tax purposes.

If applicable, T. Rowe Price will make available, no later than mid-February, a Form 1099-B indicating the date and amount of each sale made in the fund during the prior year along with applicable cost basis information. This information will also be reported to the Internal Revenue Service.

Information About Accounts in T. Rowe Price Funds	11

Taxes on Fund Distributions

If applicable, T. Rowe Price will make available, no later than mid-February, a Form 1099-DIV, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as returns of capital.

The tax status of certain distributions may be recharacterized on year-end tax forms, such as your Form 1099-DIV. Distributions made by a fund may later be recharacterized for federal income tax purposes—for example, from taxable ordinary income dividends to returns of capital, which are generally nontaxable but reduce your tax basis in the fund’s shares. Recharacterization of distributions may occur for a number of reasons, including the recharacterization of income received from underlying investments, such as REITs, and distributions that exceed taxable income due to losses from foreign currency transactions or other investment transactions. Certain funds, including international bond funds and funds that invest in REITs, are more likely to recharacterize a portion of their distributions as a result of their investments.

Tax Consequences of Hedging

Entering into certain transactions involving options, futures, swaps, and forward currency exchange contracts may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the “record date”—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

T. Rowe Price	12

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

Eligible investors in the Sector Portfolios are currently limited to institutional clients that have entered into an investment management agreement for T. Rowe Price or one of its affiliates to serve as investment adviser to the client’s separately managed account. The Sector Portfolios are designed to be components of a separate account and seek to invest more efficiently in certain market sectors than is usually possible when buying individual securities for a separate account. Shares may generally only be purchased and held by institutional separate account clients with a U.S. address. Institutional separate account clients typically include corporate pension plans, public pension plans, endowments, and foundations. When opening an account, the entity will be required to provide various information, as well as documents governing the existence of the entity, in order for T. Rowe Price to verify the identity of the client and persons opening the account. Transaction orders are normally initiated based on instructions from the authorized persons at T. Rowe Price responsible for portfolio management of the separate account. Therefore, separate account clients do not normally trade directly in the Sector Portfolios’ shares.

Redemption proceeds will usually be applied to the short-term investment fund or other cash reserves within the separate account, invested in shares of another Sector Portfolio, or used to purchase other securities at the discretion of T. Rowe Price on behalf of a separate account. Any proceeds not used for these purposes will normally be sent by wire, although clients may receive their redemption proceeds by check if they so request or are no longer eligible to invest in the Sector Portfolios. Proceeds are normally not sent until the third business day (the next business day for the Mortgage-Backed Sector Portfolio) after the redemption request is received and processed, but proceeds may take up to seven business days to be sent if, in the judgment of the fund, an earlier payment could adversely affect the fund.

The Sector Portfolios reserve the right to automatically redeem the shares of any investor that ceases to be eligible for investment in the funds. By purchasing shares of the Sector Portfolios and entering into an investment management agreement with T. Rowe Price or one of its affiliates, the separate account client agrees that T. Rowe Price or its affiliate may redeem all Sector Portfolio shares on behalf of the client upon termination of the client’s investment management agreement or failure to meet the funds’ eligibility criteria. The liquidation of shares under these circumstances may have tax consequences for the client.

Purchase Conditions

Nonpayment Purchases of a fund may be canceled if payment is not received in a timely manner and the shareholder may be responsible for any losses or expenses incurred by the fund or its transfer agent. The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. Dollars All purchases must be paid for in U.S. dollars.

Information About Accounts in T. Rowe Price Funds	13

Large Redemptions Large redemptions can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash.

Excessive and Short-Term Trading Policy

Frequent purchases and redemptions of fund shares may disrupt a fund’s portfolio management strategies, increase a fund’s trading costs, and negatively affect the fund’s performance. The Boards of Directors/Trustees of the T. Rowe Price funds have adopted policies that are designed to deter excessive transactions and short-term trading activity that can be harmful to the funds and their shareholders. These policies include trading limits on additional purchases and exchanges into funds under certain conditions, although shares of T. Rowe Price funds that are purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates are exempt from these trading limits.

Because the Sector Portfolios are designed to be components of separately managed accounts and serve as a part of an institutional client’s asset allocation strategy, Sector Portfolio shares may be purchased or redeemed on a frequent basis for rebalancing purposes or in order to invest new cash flows or accommodate reductions in account size. These funds are managed in a manner consistent with their role as investment options for separately managed accounts and are exempt from the excessive and short-term trading policies adopted for other T. Rowe Price funds. For similar reasons, the funds do not charge a redemption fee on the sale of fund shares.

More About the Fund	3

ORGANIZATION AND MANAGEMENT

How is the fund organized?

T. Rowe Price Multi-Sector Account Portfolios, Inc. (the “corporation”) was incorporated in Maryland in 2011. Currently, the corporation consists of six series, each representing a separate pool of assets with different investment objectives and investment policies. Each series is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions. For funds with multiple share classes, the income dividends for each share class will generally differ from those of other share classes to the extent that the expense ratios of the classes differ.

• Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of material changes to the fund’s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold regularly scheduled shareholder meetings. To avoid unnecessary costs to fund shareholders, shareholder meetings are only held when certain matters, such as changes in fundamental policies or elections of directors, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send or make available to you proxy materials that explain the matters to be decided and include instructions on voting by mail, telephone, or the Internet.

Who runs the fund?

General Oversight

Each fund is governed by a Board of Directors (the “Board”) that meets regularly to review fund investments, performance, expenses, and other business affairs. The

More About the Fund	15

Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates (the “Firm”).

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price—specifically by the fund’s portfolio managers.

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio. T. Rowe Price is a SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of March 31, 2015, the Firm had approximately $772 billion in assets under management and provided investment management services for more than 9 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairmen have day-to-day responsibility for managing the fund’s portfolio and work with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Paul M. Massaro, Chairman, Brian E. Burns, Michael F. Connelly, Stephen M. Finamore, Justin T. Gerbereux, Steven C. Huber, Paul A. Karpers, Michael J. McGonigle, Brian A. Rubin, Mark J. Vaselkiv, and Thea N. Williams. The following information provides the year that the chairmen first joined the Firm and their specific business experience during the past five years (although the chairmen may have had portfolio management responsibilities for a longer period). Mr. Massaro has been co-chairman of the committee since the fund’s inception in 2012 and became sole chairman of the committee in 2013. Mr. Massaro joined the Firm in 2003 and his investment experience dates from 2000. He has served as a portfolio manager with the Firm throughout the past five years. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio manager, and the portfolio managers’ ownership of fund shares.

The Management Fee

The fund does not pay an investment management fee. However, the fund serves as an investment component within certain institutional separately managed accounts for which the investment adviser receives an investment management fee. Therefore, the investment adviser is compensated indirectly for its management of the fund pursuant to its investment management agreement with the institutional client.

The fund will bear all costs in connection with the custody of the fund’s assets up to 0.01% of the fund’s average daily net assets. Any custody fees in excess of this

T. Rowe Price	16

amount will be borne by the investment adviser. The investment adviser also pays all of the fund’s operating expenses other than interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management contract with T. Rowe Price appears in the fund’s semiannual report to shareholders for the period ended August 31.

Fund Operations and Shareholder Services

T. Rowe Price or its agent provides accounting services to the T. Rowe Price funds. T. Rowe Price Services, Inc. acts as the transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. These companies receive compensation from the funds for their services.

MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENT RISKS

The fund is not available for direct purchase by the public. It is designed for investments by T. Rowe Price on behalf of institutional separate account clients.

The fund should have greater potential for higher income and capital appreciation, but also higher risk, when compared to higher quality bond funds. Because the loan and high yield bond markets tend to be more sensitive to changes in economic growth than interest rates, the fund may outperform high-quality bond funds when the outlook for the economy is positive.

The fund’s yield will vary. A fund’s yield is the annualized dividends earned for a given period (typically 30 days for bond funds), divided by the share price at the end of the period. A fund’s total return includes distributions from income and capital gains and the change in share price for a given period.

Credit quality refers to the expected ability of the borrower of a loan, or the issuer of a bond, to make all required interest and principal payments on time. Because highly-rated borrowers and issuers represent less risk, they can borrow at lower interest rates than less-creditworthy issuers. Therefore, a fund investing in high-quality securities should have a lower yield than an otherwise comparable fund investing in lower-quality securities.

Bonds and loans have a stated maturity date when their entire principal value must be repaid to the investor. However, many loans are prepayable at par at the borrower’s discretion and many bonds are “callable,” meaning their principal can be repaid before the stated maturity date. Fixed rate bonds are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage when interest rates fall. In that environment, a bond’s “effective maturity” is usually its nearest call date. For example, the rate at

More About the Fund	17

which homeowners pay down their mortgage principal determines the effective maturity of mortgage-backed bonds.

A bond fund has no real maturity, but it does have a weighted average maturity and a weighted average effective maturity. Each of these numbers is an average of the stated or effective maturities of the underlying loans and bonds, with each holding’s maturity “weighted” by the percentage of fund assets it represents. (A fund’s average effective maturity is calculated by reference to the call dates or coupon reset dates of its fixed rate holdings and by reference to the stated maturity dates of its floating rate holdings.) Some funds utilize effective maturities rather than stated maturities when managing a fund to a certain average maturity, which provides additional flexibility in portfolio management.

Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the bond’s life. For the fund’s fixed rate holdings, future interest and principal payments are discounted to reflect their present value and then multiplied by the number of years they will be received to produce a value expressed in years–the duration. The duration for the fund’s investments in floating rate loans and securities should be zero because price sensitivity to changes in interest rates is minimal. “Effective” duration takes into account call features and sinking fund payments that may shorten a bond’s life.

Duration measures only sensitivity to interest rate changes—the dominant source of risk for high-quality bond funds. It does not reflect risk from other sources, such as bond defaults. Therefore, duration may not be as significant an indicator of overall risk for a fund such as this one that invests mostly in noninvestment-grade loans and debt securities.

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money when you sell your shares of the fund. The income level of the fund will change with market conditions and interest rate levels.

Some particular risks affecting the fund include the following:

Market risk The market price of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting the overall securities markets, or particular industries or sectors. The value of a security may decline due to general market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for an issuer’s financial condition, changes in interest or currency rates, or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

T. Rowe Price	18

Credit risk This is the risk that the perceived creditworthiness of a fund holding deteriorates, or any of the fund’s holdings has its credit rating downgraded or defaults (fails to make scheduled interest or principal payments), potentially reducing the fund’s income level and share price. Credit risk for the fund depends largely on the financial health of the companies whose loans or debt securities are held by the fund. In general, lower-rated loans and bonds have higher credit risks.

The loans and debt securities held by the fund typically will be noninvestment-grade. These investments are usually considered speculative and involve a greater risk of default and price decline due to deterioration in the credit quality of the company or issuer. The companies in which the fund invests are not as strong financially as those with higher credit ratings and are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest and principal payments. Therefore, the credit risk for the fund’s portfolio increases when the economy slows or enters a recession.

The fund’s overall credit risk will increase if it invests in loans that are not secured by collateral. Further, even if the fund’s claim on a loan is senior when it first invests in the loan, the claim may be subordinated or diluted at the time the fund makes a claim. Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.

When the fund purchases a loan as an assignment, it will be subject to the credit risk of the borrower. When the fund purchases a loan as a participation interest, it does not have any direct claim on the loan or its collateral, or any rights of set-off against the borrower. As a result, the fund will be subject not only to credit risk of the borrower but also to the credit risk of the lender or participant who sold the participation interest to the fund. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Impairment of collateral risk The terms of the floating rate loans held by the fund may require that the borrowing company maintain collateral to support payment of its obligations. However, the value of the collateral securing a floating rate loan can decline or be insufficient to meet the obligations of the company. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower, or may be difficult to liquidate. The fund’s access to the collateral may be limited by bankruptcy, other insolvency laws, or by the type of loan the fund has purchased. For example, if the fund purchases a participation instead of an assignment, it would not have direct access to collateral of the borrower. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.

More About the Fund	19

Interest rate risk This is the risk that a rise in interest rates usually accompanies a decline in bond prices. Longer-maturity fixed rate bonds typically decline more than those with shorter maturities. If the fund purchases fixed rate bonds and interest rates rise, the fund’s share price could decline. Because interest payments on the fund’s floating rate investments are typically based on a spread over another interest rate, declining interest rates will generally result in the fund receiving less interest income. Floating rate loans and securities should have lower interest rate risk but holdings with longer reset periods may be more vulnerable to interest rate and price volatility.

Prepayment risk Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security or loan can repay principal prior to the security’s or loan’s maturity. Securities and loans subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves. Senior loans are subject to heightened prepayment risk, as they usually have mandatory and optional prepayment provisions.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. Sectors of the bond and loan markets can experience sudden downturns in trading activity. Loans and securities with reduced liquidity involve greater risk than securities with more liquid markets.

Floating rate loans often have contractual restrictions on resale. These restrictions can delay or impede the fund’s ability to sell loans and may adversely affect the price that can be obtained.

Loans and unlisted securities are typically less liquid than securities traded on national exchanges. The secondary market for loans may be subject to irregular trading activity and extended settlement periods, and the liquidity of individual floating rate loans can vary significantly over time. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying or selling a floating rate loan at an acceptable price may not be possible or may be delayed. A delay in selling a floating rate loan or security can result in a loss and cause the fund’s price to decline.

Other risks of loan investing The entire noninvestment-grade loan and bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in the market’s psychology. This type of volatility is usually associated more with stocks than bonds, but leveraged loan and “junk” bond investors should be prepared for it.

Unlike registered securities, such as most stocks and bonds, loans are not registered or regulated under the federal securities laws. As a result, investors in loans have less

T. Rowe Price	20

protection against fraud and other improper practices than investors in registered securities.

Foreign investing risk To the extent a fund holds foreign securities, it will be subject to special risks, whether the securities are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political, social, and economic conditions overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly a fund’s share price.

Efforts to reduce risk Consistent with the fund’s objective, the portfolio manager uses various tools to try to reduce risk and increase total return, including:

• Thorough credit research performed by T. Rowe Price analysts;

• Diversification of assets to limit the fund’s exposure to any one industry or issuer;

• Variations in the amount of assets invested in various types of securities;

• Purchasing floating rate loans that trade (or are expected to trade) on a secondary market; and

• Holding a senior position in a company’s capital structure.

Additional strategies and risks While most assets will be invested in floating rate loans and bonds, the fund may employ other strategies that are not considered part of the fund’s principal investment strategies. From time to time, the fund may invest in other types of securities and use derivatives that are consistent with its investment program. For instance, the fund may invest, to a limited extent, in forward currency exchange contracts and swaps. Forward currency exchange contracts would typically be used to protect the fund’s non-U.S. dollar-denominated holdings from adverse currency movements relative to the U.S. dollar or to enhance the fund’s returns by gaining exposure to a currency expected to increase or decrease in value relative to another currency. Swaps would typically serve to manage the fund’s exposure to changes in interest rates or credit quality, or to protect the value of certain portfolio holdings. If the fund invests in forward currency exchange contracts and swaps, it is exposed to the potential for losses in excess of the fund’s initial investment and the possible failure of counterparties to meet the terms of the agreements, as well as the risk that anticipated changes in currency or interest rate movements or the creditworthiness of an issuer or lender will not be accurately predicted.

The use of derivatives, if any, exposes the fund to risks that are different from, and potentially greater than, investments in more traditional securities. Changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index and may not move in the direction anticipated by the portfolio manager. Derivatives can also be illiquid and difficult to value, the fund could be exposed to significant losses if a counterparty becomes insolvent or is unable to meet its obligations under the contract, and there is the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation.

More About the Fund	21

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain derivatives and made their use by funds more costly. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval. Shareholders will receive at least 60 days’ prior notice of a change in the fund’s policy requiring the fund to normally invest at least 80% of net assets in floating rate loans and floating rate debt securities.

Fund holdings in certain kinds of investments cannot exceed maximum percentages as set forth in this prospectus and the Statement of Additional Information. For instance, there are limitations regarding fund investments in certain types of derivatives. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have a significantly greater impact on a fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of a fund’s securities may change after they are purchased, and this may cause the amount of a fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to a fund’s borrowing policy). However, purchases by

T. Rowe Price	22

a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Changes in fund holdings, fund performance, and the contribution of various investments to fund performance are discussed in the shareholder reports.

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund holdings and investment management practices.

Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund. As an operating policy, the fund will not invest more than 5% of its total assets in the securities of any single issuer. These limitations do not apply to fund purchases of securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

Floating Rate Loans and Debt Securities, Loan Participations and Assignments

Floating rate loans and debt securities have interest rates that reset periodically. Floating rate loans include term loans, delayed draw term loans, bridge loans, and synthetic (or funded) letters of credit. Floating rate debt securities include variable rate bonds and notes.

Floating rate loans may be senior or subordinated obligations of the borrower and may be secured or unsecured by collateral of the borrower. Senior floating rate loans have a claim to the assets of the borrower that is senior to certain other creditors of the borrower and to certain other floating rate loans (such as second lien loans). The proceeds of floating rate loans are used by the borrower for a variety of purposes, including financing leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and to finance internal growth. The fund may invest in loans where a company is in uncertain financial condition, where the borrower has defaulted in the payment of interest or principal or performance of its covenants or agreements, or is involved in bankruptcy proceedings, reorganizations, or financial restructurings.

A term loan is a loan that has a specified repayment schedule. A delayed draw loan is a special feature in a term loan that permits the borrower to withdraw predetermined portions of the total amount borrowed at certain times. A bridge loan is a short-term loan arrangement typically made by a borrower in anticipation of longer-term permanent financing. Most bridge loans are structured so that their interest rates rise

More About the Fund	23

the longer the loans remain outstanding. A letter of credit is a guarantee by a bank that the borrower’s payment to the lender will be received on time and for the correct amount. If the fund enters into a commitment with a borrower regarding a delayed draw term loan or bridge loan, the fund will be obligated on one or more dates in the future to lend the borrower monies (up to an aggregate stated amount) if called upon to do so by the borrower.

Floating rate loans may be acquired directly through an agent acting on behalf of the lenders participating in the loan, as an assignment from another lender who holds a direct interest in the loan, or as a participation interest in another lender’s portion of the loan. The fund expects to purchase the majority of its loans via assignment, which usually means the fund will have direct contractual rights against the borrower. An assignment typically results in the purchaser succeeding to all rights and obligations under the loan agreement between the assigning lender and the borrower. However, assignments may be arranged through private negotiations, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

The fund may invest in loans by purchasing a participation interest. A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. To the extent the fund invests in loans through participation interests, it will be more difficult for the fund to enforce its rights against the borrower because the fund will have established a direct contractual relationship with the seller of the participation interest but not with the borrower. When the fund invests in a loan by participation, it must rely on another party not only for the enforcement of its rights against the borrower, but also for the receipt and processing of payments due under the loan. Investing in a participation interest may also limit the fund’s right to vote on certain matters in connection with the loan, such as changes to the underlying loan agreement. Where the fund is a participant in a loan, it would be a creditor of the lender and not eligible to file a claim directly as a creditor in the event of the borrower’s bankruptcy.

The fund may make investments in a company through the purchase or execution of a privately negotiated note representing the equivalent of a loan. Larger loans to corporations or governments, including governments of less developed countries, may be shared or syndicated among several lenders, usually banks. The fund could participate in such syndicates or could buy part of a loan, becoming a direct lender. These loans may often be obligations of companies or governments in financial distress or in default.

There is no organized exchange or board of trade on which loans are traded. Instead, the secondary market for loans is an unregulated inter-dealer or inter-bank resale market. Market quotations for a particular loan may vary over time, and if the credit quality of a loan unexpectedly declines, secondary trading of that loan may decline or cease. In general, a secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the

T. Rowe Price	24

fund’s ability to realize full value and thus cause a significant decline in the fund’s net asset value.

Loans in which the fund invests may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the fund’s ability to sell loans and may adversely affect the price that can be obtained.

Operating policy There is no limit to the amount of the fund’s investments in floating rate loans or floating rate debt securities of any type.

Bonds

A bond is an interest-bearing security. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) on a specified date. An issuer may have the right to redeem or “call” a bond before maturity, and the investor may have to reinvest the proceeds at lower market rates. Bonds can be issued by U.S. and foreign governments, states, and municipalities, as well as a wide variety of companies.

A bond’s annual interest income, set by its coupon rate, is usually fixed for the life of the bond. Its yield (income as a percent of current price) will fluctuate to reflect changes in interest rate levels. A bond’s price usually rises when interest rates fall and vice versa, so its yield generally stays consistent with current market conditions. High yield bond prices may be less directly responsive to interest rate changes than investment-grade issues and may not always follow this pattern.

Conventional fixed rate bonds offer a coupon rate for a fixed maturity with no adjustment for inflation. Real rate of return bonds also offer a fixed coupon but include ongoing inflation adjustments for the life of the bond.

Bonds may be unsecured (backed by the issuer’s general creditworthiness only) or secured (also backed by specified collateral). Most high yield “junk” bonds are unsecured. Bonds include asset- and mortgage-backed securities.

Certain bonds have floating or variable interest rates that are adjusted periodically based on a particular index. These interest rate adjustments tend to minimize fluctuations in the bonds’ principal values. The maturity of certain floating rate securities may be shortened under certain specified conditions.

High Yield, High-Risk Bonds

The price and yield of lower-quality (high yield, high-risk) bonds, commonly referred to as “junk” bonds, and below investment-grade emerging market bonds, can be expected to fluctuate more than the price and yield of higher-quality bonds. Because these bonds are rated below BBB or are in default, they are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in lower-medium- and low-quality bonds involves greater investment risk and is highly dependent on T. Rowe Price’s credit analysis. A real or perceived economic downturn or higher interest rates

More About the Fund	25

could cause a decline in high yield bond prices by lessening the ability of issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market’s psychology. This type of volatility is usually associated more with stocks than bonds, but “junk” bond investors should be prepared for it.

Operating policy The fund may invest up to 20% of its net assets in fixed rate debt securities, including below investment-grade bonds, or “junk” bonds. There is no limit on the fund’s investments in floating rate loans or floating rate debt securities that are rated below investment grade.

Zero Coupon Bonds and Pay-in-Kind Bonds and Loans

A zero coupon bond does not make cash interest payments during a portion or all of the life of the bond. Instead, it is sold at a deep discount to face value, and the interest consists of the gradual appreciation in price as the bond approaches maturity. Zero coupon bonds can be an attractive financing method for issuers with near-term cash-flow problems or seeking to preserve liquidity. Pay-in-kind bonds and loans pay interest in cash or additional securities, at the issuer’s or borrower’s option, for a specified period. Like zero coupon bonds, they may help a corporation conserve cash flow. Pay-in-kind prices reflect the market value of the underlying debt plus any accrued interest. Zero coupon bonds and pay-in-kinds can be higher- or lower-quality debt, and both are more volatile than coupon bonds. There is no limit on fund investments in these securities.

A fund is required to distribute to shareholders income imputed to any zero coupon bonds or pay-in-kind investments even though such income may not be received by the fund as distributable cash. Such distributions could reduce a fund’s reserve position and require a fund to sell securities and incur a gain or loss at a time it may not otherwise want to in order to provide the cash necessary for these distributions.

Deferrable Subordinated Securities

These are securities with long maturities that are deeply subordinated in the issuer’s capital structure. They generally have maturities of 30 years or longer, and permit the issuer to defer distributions for up to five years. These characteristics give the issuer more financial flexibility than is typically the case with traditional bonds. As a result, the securities may be viewed as possessing certain “equity-like” features by rating agencies and bank regulators. However, the securities are treated as debt securities by market participants, and the fund intends to treat them as such as well. These securities may offer a mandatory put or remarketing option that creates an effective maturity date significantly shorter than the stated one. Fund investments will be

T. Rowe Price	26

made in these securities to the extent their yield, credit, and maturity characteristics are consistent with the fund’s investment objective and program.

Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stocks have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, a fund may decide to purchase preferred stock where the issuer has suspended, or is in danger of suspending, payment of its dividend.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities that are convertible into, or exchangeable for, equity securities at specified times in the future and according to a certain exchange ratio. Convertible bonds are typically callable by the issuer, which could in effect force conversion before the holder would otherwise choose. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree than common stock. Some convertible securities combine higher or lower current income with options and other features. Warrants are options to buy, directly from the issuer, a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants have no voting rights, pay no dividends, and can be highly volatile. In some cases, the redemption value of a warrant could be zero.

Operating policy The fund may invest up to 10% of total assets in preferred stocks and securities that are convertible into, or which carry warrants for, common stocks or other equity securities. Under normal conditions, the fund does not expect to directly purchase common stocks. However, the fund may occasionally hold shares of common stock that were received through a reorganization, restructuring, exercise, exchange, conversion, or similar action.

Foreign Securities

Investments may be made in foreign securities and in floating rate loans and debt securities that are made to, or issued by, non-U.S. borrowers. Foreign securities could include non-dollar-denominated securities and loans traded outside of the U.S., as well as dollar-denominated securities of foreign issuers and loans of foreign borrowers traded in the U.S. Investing in foreign securities and loans of foreign

More About the Fund	27

borrowers involve special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, social, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; the imposition of international trade and capital barriers, and other protectionist or retaliatory measures; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable changes can increase its value). In addition, information with respect to foreign borrowers may differ from that available for U.S. borrowers because foreign companies are not generally subject to accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. borrowers. These risks are heightened for a fund’s investments in emerging markets.

Operating policy The fund may invest up to 20% of total assets (excluding reserves) in non-U.S. dollar-denominated loans and securities and may invest without limit in U.S. dollar-denominated loans and securities of foreign lenders and issuers. Subject to the overall limit on fund investments in foreign loans and securities, there is no limit on the amount of those investments that may be made in emerging markets.

Mortgage- and Asset-Backed Securities

These may take a variety of forms, including conventional mortgage securities, collateralized mortgage obligations, interest only securities, and principal only securities.

Operating policy Fund investments in mortgage- and asset-backed securities are limited to 5% of total assets.

Derivatives and Leverage

A derivative is a financial instrument whose value is derived from an underlying security, such as a stock or bond, or from a market benchmark, such as an interest rate index. Many types of investments representing a wide range of risks and potential rewards may be considered derivatives, including conventional instruments such as futures and options, as well as other potentially more complex investments such as swaps and structured notes. The use of derivatives can involve leverage. Leverage has the effect of magnifying returns, positively or negatively. The effect on returns will depend on the extent to which an investment is leveraged. For example, an investment of $1, leveraged at 2 to 1, would have the effect of an investment of $2. Leverage ratios can be higher or lower with a corresponding effect on returns. The fund may use derivatives in certain situations to help accomplish any or all of the following: to hedge against a decline in principal value, to increase yield, to manage exposure to changes in interest or currency exchange rates, to invest in eligible asset

T. Rowe Price	28

classes with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration or credit risk exposure.

Derivatives that may be used include the following instruments, as well as others that combine the risk characteristics and features of futures, options, and swaps:

Futures and Options Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (when the investor purchases the option), or the obligation (when the investor “writes” or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in interest rates, foreign currencies, and credit quality; as an efficient means of increasing or decreasing a fund’s exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to improve risk-adjusted returns; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk exposure. Call or put options may be purchased or sold on securities, futures, and financial indexes. A fund may choose to continue a futures contract by “rolling over” an expiring futures contract into an identical contract with a later maturity date. This could increase the fund’s transaction costs and portfolio turnover rate.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a fund’s total return; the potential loss from the use of futures can exceed a fund’s initial investment in such contracts; and the losses from certain options written by a fund could be unlimited.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of a fund’s net asset value. The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Swaps Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps, commonly referred to as “swaptions,” and interest rate swap futures, which are instruments that provide a way to obtain swap exposure and the benefits of futures in one contract. All of these agreements are considered derivatives and, in certain cases, high-risk derivatives. Interest rate, index, and total return swaps are two-party contracts under which a fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indexes. Credit default swaps are agreements where one party (the protection buyer) will make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as defaults and bankruptcies related to an issuer or underlying credit instrument. Swap

More About the Fund	29

futures are futures contracts on interest rate swaps that enable purchasers to settle in cash at a future date at the price determined by a specific benchmark rate at the end of a fixed period. Swaps, swaptions, and swap futures can be used for a variety of purposes, including to manage a fund’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting a fund’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk exposure.

There are risks in the use of swaps and related instruments. Swaps could result in losses if interest or foreign currency exchange rates or credit quality changes are not correctly anticipated by a fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps can increase a fund’s exposure to credit risk and could result in losses if evaluation of the creditworthiness of the counterparty, or of the company or government on which the credit default swap is based, is incorrect. The use of swaps, swaptions, and swap futures may not always be successful. Using them could lower a fund’s total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed a fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out a fund’s investment at a reasonable price, which could turn an expected gain into a loss. Although there should be minimal counterparty risk associated with investments in interest rate swap futures, a fund could experience delays and/or losses due to the bankruptcy of a swap dealer through which the fund engaged in the transaction.

Operating policies A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of total assets or if the net amount owed or to be received by the fund under all outstanding swap agreements will exceed 10% of total assets. (Swap agreements that are cleared and settled through a clearinghouse, or traded on an exchange or swap execution facility, are not subject to these limits.) For swaptions, the total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put swaptions.

Currency Derivatives Funds that invest in foreign securities may attempt to hedge their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on a future date at a specified exchange rate. A fund may also use these instruments to create a synthetic bond, which is issued in one currency with the currency component transformed into another currency. However, futures, swaps, and options on foreign currencies may also be used. In certain circumstances, a fund may use currency derivatives to substitute a different currency for the currency in which the

T. Rowe Price	30

investment is denominated, a strategy known as proxy hedging. If a fund were to engage in any of these foreign currency transactions, it could serve to protect the fund’s foreign securities from adverse currency movements relative to the U.S. dollar, although the fund may also use currency derivatives in an effort to gain exposure to a currency expected to appreciate in value versus other currencies. As a result, a fund could be invested in a currency without holding any securities denominated in that currency. Such transactions involve, among other risks, the risk that anticipated currency movements will not occur, which could reduce a fund’s total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Operating policy The fund will not commit more than 20% of total assets to any combination of currency derivatives.

Investments in Other Investment Companies

A fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

A fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility if an active trading market does not exist.

As a shareholder of another investment company, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

Illiquid Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. The fund invests

More About the Fund	31

in loans that are less liquid than securities traded on established secondary markets and certain loans may be considered illiquid. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold (for example, under Rule 144A of the Securities Act of 1933) and therefore deemed liquid, others may have resale restrictions and be considered illiquid. The sale of illiquid loans and securities may involve substantial delays and additional costs, and a fund may only be able to sell such loans and securities at prices substantially less than what it believes they are worth.

Operating policy Fund investments in illiquid securities are limited to 15% of net assets.

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets may be held in reserves. Fund reserve positions can consist of: 1) shares of a T. Rowe Price internal money fund or short-term bond fund; 2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and 3) U.S. dollar or non-U.S. dollar currencies. For temporary, defensive purposes, there is no limit on a fund’s holdings in reserves. If a fund has significant holdings in reserves, it could compromise the fund’s ability to achieve its objectives. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into a fund, and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

When-Issued Securities and Forwards

A fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. There is no limit on fund investments in these securities. The price of these securities is fixed at the time of the commitment to buy, but delivery and payment take place after the customary settlement period for that type of security (often a month or more later). During the interim period, the price and yield of the securities can fluctuate, and typically no interest accrues to the purchaser. At the time of delivery, the market value of the securities may be more or less than the purchase or sale price. To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund’s net asset value than if the fund did not purchase them.

Borrowing Money and Transferring Assets

A fund may borrow from banks, other persons, and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus and the

T. Rowe Price	32

Statement of Additional Information. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of total assets.

Operating policy A fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of total assets. A fund will not purchase additional securities when borrowings exceed 5% of total assets.

Due to the differences in timing between the purchase and redemption settlement dates for the Sector Portfolios, share exchanges between certain Sector Portfolios could result in short-term borrowings in order to settle purchases of underlying portfolio securities while the purchasing Sector Portfolio awaits the receipt of redemption proceeds from the redeeming Sector Portfolio. Such borrowings are expected to be infrequent and are subject to these limits on borrowings.

Credit Quality Considerations

The credit quality of many fund holdings is evaluated by rating agencies such as Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Services (S&P), and Fitch Ratings (Fitch). Credit quality refers to the issuer’s ability and willingness to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to have the lowest credit risks. T. Rowe Price credit research analysts also evaluate fund holdings, including those rated by outside agencies. Other things being equal, bonds and other debt obligations with lower ratings typically have higher yields due to greater credit risk.

Credit quality ratings are not guarantees. They are estimates of an issuer’s creditworthiness and ability to make interest and principal payments as they come due. Ratings can change at any time due to actual or perceived changes in an issuer’s creditworthiness or financial fundamentals.

Bonds rated Baa and above by Moody’s, and BBB and above by S&P and Fitch, are considered to be “investment grade.” Bonds that are rated below these categories assume greater credit risk and are referred to as “below investment grade” or “noninvestment grade.” Bonds rated below investment grade range from speculative to highly speculative with respect to their ability or willingness to pay interest and repay principal. The following table summarizes the rating scales and associated credit risk assigned by the major rating agencies. Within these categories, the rating may be modified with a symbol (such as 1, 2, and 3, or a plus or minus) to indicate whether the bond is ranked in the higher or lower end of its rating category. T. Rowe Price considers publicly available ratings but emphasizes its own credit analysis when selecting investments.

Ratings of Debt Securities

More About the Fund	33

Moody’s	S&P	Fitch	Description of Category
Aaa	AAA	AAA	Lowest level of credit risk with extremely strong capacity to meet financial commitments
Aa	AA	AA	Very low credit risk with very strong capacity to meet financial commitments
A	A	A	Low credit risk with strong capacity to meet financial commitments
Baa	BBB	BBB	Moderate credit risk with adequate capacity to meet financial commitments
Ba	BB	BB	Subject to substantial credit risk and adverse conditions could lead to inadequate capacity to meet financial commitments
B	B	B	Subject to high credit risk and adverse conditions will likely impair capacity to meet financial commitments
Caa	CCC	CCC	Subject to very high credit risk and dependent upon favorable conditions to meet financial commitments
Ca	CC	CC	Highly vulnerable to nonpayment and likely in, or very near, default with some prospect of recovery of principal and interest
C	C	C	Typically in default with little prospect for recovery of principal and interest
D	D	D	In default

Portfolio Turnover

Turnover is an indication of frequency of trading. A fund will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time a fund purchases or sells a security, it incurs a cost. This cost is reflected in its net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on a fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund’s portfolio turnover rates are shown in the Financial Highlights table.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each T. Rowe Price fund discloses its portfolio holdings for its fiscal year-end in its annual shareholder report and its portfolio holdings for its second fiscal quarter-end in its semiannual shareholder report. Each fund also discloses its portfolio holdings for its first and third fiscal quarter-ends on Form N-Q. The shareholder reports and Form N-Q are filed with the SEC within 60 days after the end of the period covered and are available through the SEC’s website at sec.gov. Monthly portfolio holdings for

T. Rowe Price	34

the Sector Portfolios are disclosed to each fund’s shareholders, but no portfolio holdings are made available on any T. Rowe Price website. In addition, intra-month holdings may be disclosed to each fund’s shareholders upon request if there is a reasonable belief on the part of T. Rowe Price that the disclosure of such holdings would not be harmful to any of the other T. Rowe Price funds. A description of the funds’ policies and procedures with respect to the disclosure of portfolio information is available in the Statement of Additional Information and through troweprice.com.

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price funds and their agents, in their sole discretion, reserve the following rights: (1) to add, waive or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account, or a legal claim against an account, upon initial notification to T. Rowe Price of a shareholder’s death until T. Rowe Price receives required documentation in good order, or if there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem an account at the net asset value calculated the day the account is redeemed, in cases of suspected fraudulent or illegal activity, or in the event you terminate your investment advisory agreement with T. Rowe Price, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money funds, to suspend redemptions and postpone the payment of proceeds to facilitate an orderly liquidation of the fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table, which provides information about the fund’s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming

More About the Fund	35

reinvestment of all dividends and distributions and no payment of any applicable account or redemption fees). The financial statements in the annual report were audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP.

Financial Highlights

	3/1/12* through 2/28/13		Year ended February 28
			2014		2015
Net asset value, beginning of period	$10.00		$10.11		$10.11
Income From Investment Operations
Net investment income[a]	0.47		0.44		0.45
Net gains or losses on securities (both realized and unrealized)	0.10		(0.01)		(0.16)
Total from investment operations	0.57		0.43		0.29
Less Distributions
Dividends (from net investment income)	(0.46)		(0.43)		(0.45)
Distributions (from capital gains)	—		—		(0.01)
Returns of capital	—		—		—
Total distributions	(0.46)		(0.43)		(0.46)
Net asset value, end of period	$10.11		$10.11		$9.94
Total return	5.92%		4.36%		2.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,276		$50,732		$53,566
Ratio of expenses to average net assets	0.01	%b	0.05	%c	0.03	%c
Ratio of net income to average net assets	4.67	%b	4.26%		4.53%
Portfolio turnover rate	72.8%		67.2%		54.3%

* Inception date.

a Per share amounts calculated using average shares outstanding method.

b Annualized.

c Includes interest and borrowing expenses equal to 0.02% and 0.04% of average net assets for the periods ended February 28, 2015 and February 28, 2014, respectively. Such expenses are paid directly by the fund and are not subject to the custody fee limitation.

A Statement of Additional Information for the T. Rowe Price family of funds, which includes additional information about the funds, has been filed with the SEC and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your T. Rowe Price Client Service Professional. These documents are available through troweprice.com.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

1940 Act File No. 811-22620     E963-040 7/1/15

PROSPECTUS

July 1, 2015

T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio
A fund seeking high current income and capital appreciation through investments in investment-grade corporate bonds.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Summary

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

Investment-Grade Corporate Multi-Sector Account Portfolio 1
2	Information About Accounts in T. Rowe Price Funds
Pricing Shares and Receiving Sale Proceeds 6 Useful Information on Distributions and Taxes 8 Transaction Procedures and Special Requirements 11
3	More About the Fund

Organization and Management 13

More Information About the Fund and Its Investment Risks 15

Investment Policies and Practices 19

Disclosure of Fund Portfolio Information 29

Rights Reserved by the Funds 29

Financial Highlights 30

SUMMARY

Investment Objective

The fund seeks high current income and, secondarily, capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%

Other expenses	0.01%[a]

Total annual fund operating expenses	0.01%

a  T. Rowe Price Associates, Inc. is required to bear any of the fund’s custody fees that exceed 0.01% of the fund’s average daily net assets as well as all of the fund’s other operating expenses (except for interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses). Expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund and the arrangement may only be modified or terminated upon approval by the fund’s shareholders and Board of Directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$1	$3	$6	$13

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 90.2% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in investment-grade corporate debt securities. Under normal conditions, all of the securities purchased by the fund will be rated investment-grade (BBB- or higher, or an equivalent rating) at the time of purchase by at least one of the major credit rating agencies or, if unrated, deemed to be investment-grade quality by T. Rowe Price. If a security is split-rated

T. Rowe Price	2

(i.e., assigned different ratings by different credit rating agencies), the higher rating will be used for purposes of this requirement.

While the fund’s emphasis will be on bonds issued by U.S. corporations, the fund may invest in debt securities issued by the U.S. government and its agencies as well as securities issued by foreign issuers, including issuers in emerging markets. These securities may include those issued by foreign corporations, foreign branches of U.S. banks, and U.S. branches of foreign banks. However, the fund may only invest up to 10% of its total assets in non-U.S. dollar-denominated securities.

The fund’s investment program provides some flexibility in seeking securities with an attractive combination of credit quality and income potential. For example, the fund may concentrate its investments in the highest rated bonds or move slightly down the credit scale in search of higher yields. The fund may purchase securities of any maturity and its weighted average maturity will vary with market conditions. This allows the fund to purchase longer-term bonds, which tend to have higher yields than shorter-term bonds, when the outlook warrants.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Fixed income markets risk Economic and other market developments can adversely affect fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Interest rate risk This risk refers to the chance that interest rates will increase, causing a decline in bond prices (bond prices and interest rates usually move in opposite directions). Generally, securities with longer maturities and funds with

Summary	3

longer weighted average maturities carry greater interest rate risk. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Prepayment risk and extension risk Prepayment risk is the risk that the principal on any debt security with an embedded call option may be prepaid at any time, which could reduce yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make callable debt securities more volatile.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund’s emphasis on investment-grade securities should result in relatively lower credit risk when compared to other corporate bond funds.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as significant trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Performance The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

T. Rowe Price	4

The fund’s return for the three months ended 3/31/15 was 3.01%.

In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.

Average Annual Total Returns
	Periods ended
	December 31, 2014
		Since inception
	1 Year	(03/01/12)
Investment-Grade Corporate Multi-Sector Account Portfolio
Returns before taxes	9.32%	5.14%
Returns after taxes on distributions	6.61	3.29
Returns after taxes on distributions
and sale of fund shares	5.30	3.14
Barclays U.S. Corporate Investment Grade Bond Index (reflects no deduction for fees, expenses, or taxes)	7.46	4.41

Summary	5

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
David A. Tiberii	Chairman of Investment Advisory Committee	2012	2003

Purchase and Sale of Fund Shares

The fund is not available for direct purchase by members of the public. Shares of the fund may only be purchased by or on behalf of institutional clients with whom T. Rowe Price or one of its affiliated investment advisers has an agreement to provide discretionary investment management services.

There is no minimum amount required for initial or subsequent purchases. Fund shares may be purchased, redeemed, or exchanged on any day the New York Stock Exchange is open for business. Orders to purchase, redeem, or exchange fund shares must generally be requested by the persons at T. Rowe Price authorized to make investment decisions on behalf of the institutional client.

Tax Information

The fund declares dividends daily and pays any accrued dividends on the first business day of each month. Any capital gains are declared and paid annually, usually in December. Distributions declared by the fund, as well as redemptions or exchanges of fund shares, may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund and its related companies do not pay financial intermediaries for sales of the fund’s shares or related services.

Information About Accounts in T. Rowe Price Funds	2

The following policies and procedures apply only to the T. Rowe Price Multi-Sector Account Portfolios, which are funds designed for use by certain institutional separate account clients of T. Rowe Price. These funds are not available for direct purchase by the public.

PRICING SHARES AND RECEIVING SALE PROCEEDS

How and When Shares Are Priced

The share price, also called the “net asset value,” for each fund is calculated at the close of the New York Stock Exchange (normally 4 p.m. ET) each day that the New York Stock Exchange is open for business. To calculate the net asset value, the fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. If a market value for a security is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the security by taking into account various factors that have been approved by the fund’s Board of Directors/Trustees. This value may differ from the value the fund receives upon sale of the securities. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Non-U.S. securities are valued on the basis of their most recent closing market prices at 4 p.m. ET, except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For example, the most recent closing prices for securities traded in certain Asian markets may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the New York Stock Exchange will, in its judgment, materially affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value certain securities or a group of securities in other situations, for example, when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices and to value most fixed income securities. The fund cannot

Information About Accounts in T. Rowe Price Funds	7

predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. The fund also evaluates a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts or assign different fair values than the fair value that the fund assigns to the same security.

Purchasing, Selling, or Exchanging Fund Shares

Shares of the T. Rowe Price Multi-Sector Account Portfolios (“Sector Portfolios”) are intended for purchase on behalf of institutional separately managed accounts for which T. Rowe Price or one of its affiliates has an agreement to provide discretionary investment management services. Accordingly, orders to purchase, redeem, or exchange shares of the Sector Portfolios are typically based on instructions from the personnel at T. Rowe Price authorized to make investment decisions for a particular separate account, although a transaction request may also be initiated directly by a separate account client. If a transaction request is received in correct form by the Sector Portfolio (from either the authorized person at T. Rowe Price or directly from a separate account client) before the close of the New York Stock Exchange (normally 4 p.m. ET), the transaction will be priced at that business day’s net asset value. If a transaction request is not received by the Sector Portfolio (from either the authorized person at T. Rowe Price or directly from a separate account client) until after the close of the New York Stock Exchange, the transaction will be priced at the next business day’s net asset value.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET. In the event of an emergency closing, a fund’s shareholders will receive the next share price calculated by the fund.

There are no minimum or maximum limits on the amounts that must be invested in the Sector Portfolios. However, there are minimum investment requirements to establish a separate account with T. Rowe Price. The Sector Portfolios reserve the right to accept a purchase that is unaccompanied by payment. Payment for these shares must be received by the time designated by the Sector Portfolio (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled and the party responsible for the canceled purchase may bear the costs of any losses incurred by the Sector Portfolio.

For a redemption of shares from the Sector Portfolios, other than from the Mortgage-Backed Securities Multi-Sector Account Portfolio (“Mortgage-Backed Sector Portfolio”), proceeds are usually sent on the third business day following the trade date of the transaction (commonly referred to as “T+3” settlement). Redemption proceeds from a sale of shares from the Mortgage-Backed Sector Portfolio will typically be sent on the next business day following the trade date of the transaction.

T. Rowe Price	8

However, under certain circumstances and when deemed to be in a Sector Portfolio’s best interests, the delivery of redemption proceeds may be delayed for up to seven calendar days after the trade date of the transaction.

Receiving the Proceeds From a Sale

The redemption proceeds from a sale of Sector Portfolio shares are generally used to purchase shares of another Sector Portfolio, used to purchase individual securities on behalf of the separate account, or remitted to the cash reserve position within the separate account. For any redemption not used for these purposes, the proceeds are typically sent by bank wire to the client’s custody account on the settlement date for the transaction. The Sector Portfolios also reserve the right, at the sole discretion of T. Rowe Price or one of its affiliates, to pay any redemption proceeds in whole or in part by an in-kind redemption of securities held by the Sector Portfolio in lieu of cash.

Because redemptions of Sector Portfolio shares (other than Mortgage-Backed Sector Portfolio shares) settle on a T+3 basis, proceeds from a redemption are not sent until at least the third business day after the trade date of the transaction.

Upon termination of an investment management agreement between a separate account client and T. Rowe Price (or one of its affiliates), any outstanding Sector Portfolio shares held by the client will be redeemed by T. Rowe Price in accordance with the terms of the agreement.

USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES

Each Sector Portfolio has elected to be treated and intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, the fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company, and were ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and, consequently, a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares unless another option is selected.

Information About Accounts in T. Rowe Price Funds	9

Dividends for the Sector Portfolios are declared daily and any accrued dividends for the month are typically paid on the first business day of the next month. Shares that are purchased begin to earn dividends on the business day that payment is received by the Sector Portfolio if payment is received by 2:00 p.m. ET. (Purchased shares do not begin to earn dividends until the next business day if payment is received after 2:00 p.m. ET.) Shares that are redeemed continue to earn dividends through the calendar day prior to the date the redemption settles and proceeds are sent. Therefore, shares redeemed from the Mortgage-Backed Sector Portfolio will normally earn dividends through the redemption trade date and shares redeemed from the other Sector Portfolios will normally earn dividends through the second business day following the redemption trade date. However, for any shares that are redeemed on a business day prior to a weekend (or holiday) and proceeds are not sent until after the weekend (or holiday), those redeemed shares will continue to earn dividends through the weekend (or holiday). The funds do not pay dividends in fractional cents. Any dividend amount earned for a particular day on all shares held that is one-half of one cent or greater (for example, $0.016) will be rounded up to the next whole cent ($0.02), and any amount that is less than one-half of one cent (for example, $0.014) will be rounded down to the nearest whole cent ($0.01). Please note that, if the dividend payable on all shares held is less than one-half of one cent for a particular day, no dividend will be earned for that day.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Tax Information

Any necessary tax information will be provided no later than mid-February.

Tax forms are generally issued to fund shareholders when:

• Fund shares are sold, including exchanges from one fund to another.

• A fund declares dividend or capital gain distributions.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another in a taxable account is also a sale for tax purposes.

If applicable, T. Rowe Price will make available, no later than mid-February, a Form 1099-B indicating the date and amount of each sale made in the fund during the prior year along with applicable cost basis information. This information will also be reported to the Internal Revenue Service.

T. Rowe Price	10

Taxes on Fund Distributions

If applicable, T. Rowe Price will make available, no later than mid-February, a Form 1099-DIV, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as returns of capital.

The tax status of certain distributions may be recharacterized on year-end tax forms, such as your Form 1099-DIV. Distributions made by a fund may later be recharacterized for federal income tax purposes—for example, from taxable ordinary income dividends to returns of capital, which are generally nontaxable but reduce your tax basis in the fund’s shares. Recharacterization of distributions may occur for a number of reasons, including the recharacterization of income received from underlying investments, such as REITs, and distributions that exceed taxable income due to losses from foreign currency transactions or other investment transactions. Certain funds, including international bond funds and funds that invest in REITs, are more likely to recharacterize a portion of their distributions as a result of their investments.

Tax Consequences of Hedging

Entering into certain transactions involving options, futures, swaps, and forward currency exchange contracts may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the “record date”—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

Information About Accounts in T. Rowe Price Funds	11

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

Eligible investors in the Sector Portfolios are currently limited to institutional clients that have entered into an investment management agreement for T. Rowe Price or one of its affiliates to serve as investment adviser to the client’s separately managed account. The Sector Portfolios are designed to be components of a separate account and seek to invest more efficiently in certain market sectors than is usually possible when buying individual securities for a separate account. Shares may generally only be purchased and held by institutional separate account clients with a U.S. address. Institutional separate account clients typically include corporate pension plans, public pension plans, endowments, and foundations. When opening an account, the entity will be required to provide various information, as well as documents governing the existence of the entity, in order for T. Rowe Price to verify the identity of the client and persons opening the account. Transaction orders are normally initiated based on instructions from the authorized persons at T. Rowe Price responsible for portfolio management of the separate account. Therefore, separate account clients do not normally trade directly in the Sector Portfolios’ shares.

Redemption proceeds will usually be applied to the short-term investment fund or other cash reserves within the separate account, invested in shares of another Sector Portfolio, or used to purchase other securities at the discretion of T. Rowe Price on behalf of a separate account. Any proceeds not used for these purposes will normally be sent by wire, although clients may receive their redemption proceeds by check if they so request or are no longer eligible to invest in the Sector Portfolios. Proceeds are normally not sent until the third business day (the next business day for the Mortgage-Backed Sector Portfolio) after the redemption request is received and processed, but proceeds may take up to seven business days to be sent if, in the judgment of the fund, an earlier payment could adversely affect the fund.

The Sector Portfolios reserve the right to automatically redeem the shares of any investor that ceases to be eligible for investment in the funds. By purchasing shares of the Sector Portfolios and entering into an investment management agreement with T. Rowe Price or one of its affiliates, the separate account client agrees that T. Rowe Price or its affiliate may redeem all Sector Portfolio shares on behalf of the client upon termination of the client’s investment management agreement or failure to meet the funds’ eligibility criteria. The liquidation of shares under these circumstances may have tax consequences for the client.

Purchase Conditions

Nonpayment Purchases of a fund may be canceled if payment is not received in a timely manner and the shareholder may be responsible for any losses or expenses incurred by the fund or its transfer agent. The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. Dollars All purchases must be paid for in U.S. dollars.

T. Rowe Price	12

Large Redemptions Large redemptions can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash.

Excessive and Short-Term Trading Policy

Frequent purchases and redemptions of fund shares may disrupt a fund’s portfolio management strategies, increase a fund’s trading costs, and negatively affect the fund’s performance. The Boards of Directors/Trustees of the T. Rowe Price funds have adopted policies that are designed to deter excessive transactions and short-term trading activity that can be harmful to the funds and their shareholders. These policies include trading limits on additional purchases and exchanges into funds under certain conditions, although shares of T. Rowe Price funds that are purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates are exempt from these trading limits.

Because the Sector Portfolios are designed to be components of separately managed accounts and serve as a part of an institutional client’s asset allocation strategy, Sector Portfolio shares may be purchased or redeemed on a frequent basis for rebalancing purposes or in order to invest new cash flows or accommodate reductions in account size. These funds are managed in a manner consistent with their role as investment options for separately managed accounts and are exempt from the excessive and short-term trading policies adopted for other T. Rowe Price funds. For similar reasons, the funds do not charge a redemption fee on the sale of fund shares.

More About the Fund	3

ORGANIZATION AND MANAGEMENT

How is the fund organized?

T. Rowe Price Multi-Sector Account Portfolios, Inc. (the “corporation”) was incorporated in Maryland in 2011. Currently, the corporation consists of six series, each representing a separate pool of assets with different investment objectives and investment policies. The series is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions. For funds with multiple share classes, the income dividends for each share class will generally differ from those of other share classes to the extent that the expense ratios of the classes differ.

• Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of material changes to the fund’s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold regularly scheduled shareholder meetings. To avoid unnecessary costs to fund shareholders, shareholder meetings are only held when certain matters, such as changes in fundamental policies or elections of directors, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send or make available to you proxy materials that explain the matters to be decided and include instructions on voting by mail, telephone, or the Internet.

Who runs the fund?

General Oversight

The fund is governed by a Board of Directors (the “Board”) that meets regularly to review fund investments, performance, expenses, and other business affairs. The

T. Rowe Price	14

Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates (the “Firm”).

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price—specifically by the fund’s portfolio manager.

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio. T. Rowe Price is a SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of March 31, 2015, the Firm had approximately $772 billion in assets under management and provided investment management services for more than 9 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: David A. Tiberii, Chairman, Steve Boothe, Steven G. Brooks, Michael Patrick Daley, Michael J. Grogan, Michael Lambe, Samy B. Muaddi, Alexander S. Obaza, Miso Park, Vernon A. Reid, Jr., Theodore E. Robson, Brian M. Ropp, Daniel O. Shackelford, Scott D. Solomon, David Stanley, Kimberly A. Stokes, Robert D. Thomas, Lauren T. Wagandt, and J. Howard Woodward. The following information provides the year that the chairman first joined the Firm and the chairman’s specific business experience during the past five years (although the chairman may have had portfolio management responsibilities for a longer period). Mr. Tiberii has been chairman of the committee since the fund’s inception in 2012. He joined the Firm in 2003 and his investment experience dates from 1996. He has served as a portfolio manager with the Firm throughout the past five years. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

The Management Fee

The fund does not pay an investment management fee. However, the fund serves as an investment component within certain institutional separately managed accounts for which the investment adviser receives an investment management fee. Therefore, the investment adviser is compensated indirectly for its management of the fund pursuant to its investment management agreement with the institutional client.

More About the Fund	15

The fund will bear all costs in connection with the custody of the fund’s assets up to 0.01% of the fund’s average daily net assets. Any custody fees in excess of this amount will be borne by the investment adviser. The investment adviser also pays all of the fund’s operating expenses other than interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management contract with T. Rowe Price appears in the fund’s semiannual report to shareholders for the period ended August 31.

Fund Operations and Shareholder Services

T. Rowe Price or its agent provides accounting services to the T. Rowe Price funds. T. Rowe Price Services, Inc. acts as the transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. These companies receive compensation from the funds for their services.

MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENT RISKS

The fund is not available for direct purchase by the public. It is designed for investments by T. Rowe Price on behalf of institutional separate account clients.

The fund’s emphasis on investment-grade corporate bonds is designed to offer higher income than is available from funds that invest primarily in U.S. Treasury securities. The ability to add some foreign securities provides the potential for greater capital growth and higher income. The fund’s share price should fluctuate less than that of a high yield bond fund.

The fund’s yield will vary. A fund’s yield is the annualized dividends earned for a given period (typically 30 days for bond funds), divided by the share price at the end of the period. A fund’s total return includes distributions from income and capital gains and the change in share price for a given period.

Credit quality refers to a bond issuer’s expected ability to make all required interest and principal payments on time. Because highly-rated issuers represent less risk, they can borrow at lower interest rates than less-creditworthy issuers. Therefore, a fund investing in high-quality securities should have a lower yield than an otherwise comparable fund investing in lower-quality securities.

Every bond has a stated maturity date when the issuer must repay the bond’s entire principal value to the investor. However, many bonds are “callable,” meaning their principal can be repaid before the stated maturity date. Bonds are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage when interest rates fall. In that environment, a bond’s “effective maturity” is usually its nearest call date. For

T. Rowe Price	16

example, the rate at which homeowners pay down their mortgage principal determines the effective maturity of mortgage-backed bonds.

A bond fund has no real maturity, but it does have a weighted average maturity and a weighted average effective maturity. Each of these numbers is an average of the stated or effective maturities of the underlying bonds, with each bond’s maturity “weighted” by the percentage of fund assets it represents. (The fund’s average effective maturity is calculated by reference to the nearest mortgage prepayment dates, call dates, or coupon reset dates of the underlying holdings.) Some funds utilize effective maturities rather than stated maturities when managing a fund to a certain average maturity, which provides additional flexibility in portfolio management.

Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the bond’s life. Future interest and principal payments are discounted to reflect their present value and then multiplied by the number of years they will be received to produce a value expressed in years–the duration. “Effective” duration takes into account call features and sinking fund payments that may shorten a bond’s life.

Since duration can be computed for bond funds, you can estimate the effect of interest rate fluctuations on share prices by multiplying fund duration by an expected change in interest rates. For example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if rates rose by one percentage point. A bond fund with a longer duration will generally be more sensitive to changes in interest rates than a bond fund with a shorter duration. (A bond fund’s duration is shown in its shareholder report.)

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money when you sell your shares of the fund. The income level of the fund will change with market conditions and interest rate levels.

Some particular risks affecting the fund include the following:

Market risk The market price of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting the overall securities markets, or particular industries or sectors. The value of a security may decline due to general market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for an issuer’s financial condition, changes in interest or currency rates, or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

More About the Fund	17

Interest rate risk This is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and prices will decrease as interest rates rise (bond prices and interest rates usually move in opposite directions). Prices fall because the bonds and notes in the fund’s portfolio become less attractive to other investors when securities with higher yields become available. Generally, securities with longer maturities and funds with longer weighted average maturities have greater interest rate risk. As a result, in a rising interest rate environment, the net asset value of a fund with a longer weighted average maturity typically decreases at a faster rate than the net asset value of a fund with a shorter weighted average maturity. Because the fund’s weighted average maturity typically ranges from four to 15 years, it carries more interest rate risk than a fund that invests in short-term securities.

Credit risk This is the risk that an issuer of a debt security held by the fund will default (fail to make scheduled payments), potentially reducing the fund’s income and share price. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of an issuer or counterparty deteriorates.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. Sectors of the bond market can experience sudden downturns in trading activity. During periods of reduced market liquidity, the spread between the price at which a security can be bought and the price at which it can be sold can widen, and the fund may not be able to sell a holding readily at a price that reflects what the fund believes it should be worth. Less liquid securities can also become more difficult to value.

Foreign investing risk To the extent a fund holds foreign securities, it will be subject to special risks, whether the securities are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political, social, and economic conditions overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly a fund’s share price.

Prepayment risk This is the risk that a fund investing in mortgage-backed securities, certain asset-backed securities, and other debt securities that have embedded call options can be negatively impacted when interest rates fall because borrowers tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the fund’s total return and yield, and could result in a loss if bond prices fall below the level that the fund paid for them.

Extension risk This is the risk that a rise in interest rates or lack of refinancing opportunities can cause a fund’s average maturity to lengthen unexpectedly due to a drop in expected prepayments of mortgage-backed securities, asset-backed securities, and callable debt securities. This would increase a fund’s sensitivity to rising rates and its potential for price declines.

T. Rowe Price	18

Efforts to reduce risk Consistent with the fund’s objective, the portfolio manager uses various tools to try to reduce risk and increase total return, including:

• Attempting to reduce the impact of a single holding or sector on the fund’s net asset value.

• Thorough credit research performed by T. Rowe Price analysts.

• Adjusting fund duration to try to reduce the drop in the fund’s price when interest rates rise or to benefit from the rise in price when rates fall.

Additional strategies and risks While most assets will be invested in U.S. corporate bonds, the fund may employ other strategies that are not considered part of its principal investment strategies. For instance, the fund may invest in other types of securities (such as preferred stocks and convertible securities) and use derivatives (such as swaps) on a limited basis that are consistent with its investment program. Preferred stocks and convertible securities would typically be purchased for their income producing potential and swaps would typically serve to manage the fund’s exposure to changes in interest rates or credit quality, or to protect the value of certain portfolio holdings. Preferred stocks and convertible securities carry credit and interest rate risk, along with other risks associated with both equity and fixed income securities, and convertible securities may be called back by the issuer prior to maturity at a price that is disadvantageous to the fund. If the fund invests in swaps, it is exposed to the potential for losses in excess of the fund’s initial investment and the possible failure of counterparties to meet the terms of the agreements, as well as the risk that anticipated changes in interest rate movements or the creditworthiness of an issuer will not be accurately predicted.

A derivative involves risks different from, and possibly greater than, the risks associated with investing directly in the assets on which the derivative is based. Derivatives can be highly volatile, illiquid, and difficult to value. Changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index. A fund could be exposed to significant losses if it is unable to close a derivatives position due to the lack of a liquid secondary trading market. Derivatives involve the risk that a counterparty to the derivatives agreement will fail to make required payments or comply with the terms of the agreement. There is also the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation, which could adversely impact the value and liquidity of a derivatives contract subject to such regulation.

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain derivatives and made their use by funds more costly. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

More About the Fund	19

INVESTMENT POLICIES AND PRACTICES

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval. Shareholders will receive at least 60 days’ prior notice of a change in the fund's policy requiring it to normally invest at least 80% of its net assets in investment-grade corporate debt securities.

Fund holdings in certain kinds of investments cannot exceed maximum percentages as set forth in this prospectus and the Statement of Additional Information. For instance, there are limitations regarding fund investments in certain types of derivatives. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have a significantly greater impact on a fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of a fund’s securities may change after they are purchased, and this may cause the amount of a fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to a fund’s borrowing policy). However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Changes in fund holdings, fund performance, and the contribution of various investments to fund performance are discussed in the shareholder reports.

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

T. Rowe Price	20

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund holdings and investment management practices.

Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund. As an operating policy, the fund will not invest more than 10% of its total assets in the securities of any single issuer. These limitations do not apply to fund purchases of securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

Bonds

A bond is an interest-bearing security. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) on a specified date. An issuer may have the right to redeem or “call” a bond before maturity, and the investor may have to reinvest the proceeds at lower market rates. Bonds can be issued by U.S. and foreign governments, states, and municipalities, as well as a wide variety of companies.

A bond’s annual interest income, set by its coupon rate, is usually fixed for the life of the bond. Its yield (income as a percent of current price) will fluctuate to reflect changes in interest rate levels. A bond’s price usually rises when interest rates fall and vice versa, so its yield generally stays consistent with current market conditions.

Conventional fixed rate bonds offer a coupon rate for a fixed maturity with no adjustment for inflation. Real rate of return bonds also offer a fixed coupon but include ongoing inflation adjustments for the life of the bond.

Bonds may be unsecured (backed by the issuer’s general creditworthiness only) or secured (also backed by specified collateral). Bonds include asset- and mortgage-backed securities.

Certain bonds have floating or variable interest rates that are adjusted periodically based on a particular index. These interest rate adjustments tend to minimize fluctuations in the bonds’ principal values. The maturity of certain floating rate securities may be shortened under certain specified conditions.

Bond investments may include Build America Bonds issued by state and local governments to finance capital expenditures for which they otherwise could issue tax-exempt governmental bonds. Unlike most other municipal obligations, interest received on Build America Bonds is taxable to the bondholder. These include bonds on which the issuer may receive an interest payment subsidy directly from the U.S.

More About the Fund	21

Treasury, known as direct pay Build America Bonds, and bonds on which the investor may receive a tax credit, known as tax credit Build America Bonds.

Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stocks have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, a fund may decide to purchase preferred stock where the issuer has suspended, or is in danger of suspending, payment of its dividend.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities that are convertible into, or exchangeable for, equity securities at specified times in the future and according to a certain exchange ratio. Convertible bonds are typically callable by the issuer, which could in effect force conversion before the holder would otherwise choose. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree than common stock. Some convertible securities combine higher or lower current income with options and other features. Warrants are options to buy, directly from the issuer, a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants have no voting rights, pay no dividends, and can be highly volatile. In some cases, the redemption value of a warrant could be zero.

Operating policy The fund may invest up to 10% of total assets in preferred stocks and securities that are convertible into, or which carry warrants for, common stocks or other equity securities. Under normal conditions, the fund does not expect to directly purchase common stocks. Any shares of common stock that are received through a reorganization, restructuring, exercise, exchange, conversion, or similar action will be sold within a reasonable timeframe taking into consideration market conditions and any legal restrictions.

Foreign Securities

Investments may be made in foreign securities. Foreign securities could include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as Yankee bonds). Investing in foreign securities involves special risks that can increase the potential for losses.

T. Rowe Price	22

These include: exposure to potentially adverse local, political, social, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; the imposition of international trade and capital barriers, and other protectionist or retaliatory measures; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable changes can increase its value). These risks are heightened for a fund’s investments in emerging markets.

Operating policy There is no limit on fund investments in U.S. dollar-denominated debt securities issued by foreign issuers, foreign branches of U.S. banks, and U.S. branches of foreign banks. The fund may also invest up to 10% of total assets (excluding reserves) in non-U.S. dollar-denominated foreign debt securities. Subject to the overall limit on fund investments in foreign debt securities, there is no limit on the amount of foreign investments that may be made in emerging markets.

Mortgage- and Asset-Backed Securities

These may take a variety of forms, including conventional mortgage securities, collateralized mortgage obligations, interest only securities, and principal only securities.

Operating policy Fund investments in mortgage- and asset-backed securities are limited to 5% of total assets.

Inflation-Linked Securities

Inflation-linked securities are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices of goods and services that erodes the purchasing power of money. Treasury inflation-protected securities are inflation-linked securities issued by the U.S. government. Inflation-linked bonds are also issued by corporations, U.S. government agencies, and foreign countries. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of your investment. Because of this inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Inflation-protected bonds normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and inflation expectations for the next 10 years are 2%, the real interest rate is 3%.) If inflation is

More About the Fund	23

negative, the principal and income of an inflation-protected bond could decline and result in losses for the fund.

Derivatives and Leverage

A derivative is a financial instrument whose value is derived from an underlying security, such as a stock or bond, or from a market benchmark, such as an interest rate index. Many types of investments representing a wide range of risks and potential rewards may be considered derivatives, including conventional instruments such as futures and options, as well as other potentially more complex investments such as swaps and structured notes. The use of derivatives can involve leverage. Leverage has the effect of magnifying returns, positively or negatively. The effect on returns will depend on the extent to which an investment is leveraged. For example, an investment of $1, leveraged at 2 to 1, would have the effect of an investment of $2. Leverage ratios can be higher or lower with a corresponding effect on returns. The fund may use derivatives in certain situations to help accomplish any or all of the following: to hedge against a decline in principal value, to increase yield, to manage exposure to changes in interest or currency exchange rates, to invest in eligible asset classes with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration or credit risk exposure.

While individual fund investments may involve leverage, the fund will not invest in any high-risk, highly leveraged derivative instrument that, at the time of entering into the derivative transaction, is expected to cause the price volatility of the portfolio to be meaningfully greater than that of a long-term (over 10-year maturity) investment-grade bond.

Derivatives that may be used include the following instruments, as well as others that combine the risk characteristics and features of futures, options, and swaps:

Futures and Options Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (when the investor purchases the option), or the obligation (when the investor “writes” or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing a fund’s exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to improve risk-adjusted returns; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk exposure. Call or put options may be purchased or sold on securities, futures, and financial indexes. A fund may choose to continue a futures contract by “rolling over” an expiring futures contract into an identical contract with a later maturity date. This could increase the fund’s transaction costs and portfolio turnover rate.

T. Rowe Price	24

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a fund’s total return; the potential loss from the use of futures can exceed a fund’s initial investment in such contracts; and the losses from certain options written by a fund could be unlimited.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of a fund’s net asset value. The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Swaps Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps, commonly referred to as “swaptions,” and interest rate swap futures, which are instruments that provide a way to obtain swap exposure and the benefits of futures in one contract. All of these agreements are considered derivatives and, in certain cases, high-risk derivatives. Interest rate, index, and total return swaps are two-party contracts under which a fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indexes. Credit default swaps are agreements where one party (the protection buyer) will make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as defaults and bankruptcies related to an issuer or underlying credit instrument. Swap futures are futures contracts on interest rate swaps that enable purchasers to settle in cash at a future date at the price determined by a specific benchmark rate at the end of a fixed period. Swaps, swaptions, and swap futures can be used for a variety of purposes, including to manage a fund’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting a fund’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk exposure.

There are risks in the use of swaps and related instruments. Swaps could result in losses if interest or foreign currency exchange rates or credit quality changes are not correctly anticipated by a fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps can increase a fund’s exposure to credit risk and could result in losses if evaluation of the creditworthiness of the counterparty, or of the company or government on which the credit default swap is based, is incorrect. The use of swaps, swaptions, and swap futures may not always be successful. Using them could lower a fund’s total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed a fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out a fund’s investment at a reasonable price, which could turn an expected gain into a loss. Although there should be minimal counterparty risk associated with

More About the Fund	25

investments in interest rate swap futures, a fund could experience delays and/or losses due to the bankruptcy of a swap dealer through which the fund engaged in the transaction.

Operating policies A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of total assets or if the net amount owed or to be received by the fund under all outstanding swap agreements will exceed 10% of total assets. (Swap agreements that are cleared and settled through a clearinghouse, or traded on an exchange or swap execution facility, are not subject to these limits.) For swaptions, the total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put swaptions.

Currency Derivatives Funds that invest in foreign securities may attempt to hedge their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on a future date at a specified exchange rate. A fund may also use these instruments to create a synthetic bond, which is issued in one currency with the currency component transformed into another currency. However, futures, swaps, and options on foreign currencies may also be used. In certain circumstances, a fund may use currency derivatives to substitute a different currency for the currency in which the investment is denominated, a strategy known as proxy hedging. If a fund were to engage in any of these foreign currency transactions, it could serve to protect the fund’s foreign securities from adverse currency movements relative to the U.S. dollar, although the fund may also use currency derivatives in an effort to gain exposure to a currency expected to appreciate in value versus other currencies. As a result, a fund could be invested in a currency without holding any securities denominated in that currency. Such transactions involve, among other risks, the risk that anticipated currency movements will not occur, which could reduce a fund’s total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Operating policy The fund will not commit more than 10% of total assets to any combination of currency derivatives.

Investments in Other Investment Companies

A fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

A fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy

T. Rowe Price	26

those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility if an active trading market does not exist.

As a shareholder of another investment company, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

Illiquid Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold (for example, under Rule 144A of the Securities Act of 1933) and therefore deemed liquid, others may have resale restrictions and be considered illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and a fund may only be able to sell such securities at prices substantially less than what it believes they are worth.

Operating policy Fund investments in illiquid securities are limited to 15% of net assets.

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets may be held in reserves. Fund reserve positions can consist of: 1) shares of a T. Rowe Price internal money fund or short-term bond fund; 2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and 3) U.S. dollar or non-U.S. dollar currencies. For temporary, defensive purposes, there is no limit on a fund’s holdings in reserves. If a fund has significant holdings in reserves, it could compromise the fund’s ability to achieve its objectives. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into a fund, and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

More About the Fund	27

When-Issued Securities and Forwards

A fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. There is no limit on fund investments in these securities. The price of these securities is fixed at the time of the commitment to buy, but delivery and payment take place after the customary settlement period for that type of security (often a month or more later). During the interim period, the price and yield of the securities can fluctuate, and typically no interest accrues to the purchaser. At the time of delivery, the market value of the securities may be more or less than the purchase or sale price. To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund’s net asset value than if the fund did not purchase them.

Borrowing Money and Transferring Assets

A fund may borrow from banks, other persons, and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus and the Statement of Additional Information. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of total assets.

Operating policy A fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of total assets. A fund will not purchase additional securities when borrowings exceed 5% of total assets.

Due to the differences in timing between the purchase and redemption settlement dates for the Sector Portfolios, share exchanges between certain Sector Portfolios could result in short-term borrowings in order to settle purchases of underlying portfolio securities while the purchasing Sector Portfolio awaits the receipt of redemption proceeds from the redeeming Sector Portfolio. Such borrowings are expected to be infrequent and are subject to these limits on borrowings.

Credit Quality Considerations

The credit quality of many fund holdings is evaluated by rating agencies such as Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Services (S&P), and Fitch Ratings (Fitch). Credit quality refers to the issuer’s ability and willingness to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to have the lowest credit risks. T. Rowe Price credit research analysts also evaluate fund holdings, including those rated by outside agencies. Other things being equal, bonds and other debt obligations with lower ratings typically have higher yields due to greater credit risk.

Credit quality ratings are not guarantees. They are estimates of an issuer’s creditworthiness and ability to make interest and principal payments as they come

T. Rowe Price	28

due. Ratings can change at any time due to actual or perceived changes in an issuer’s creditworthiness or financial fundamentals.

Bonds rated Baa and above by Moody’s, and BBB and above by S&P and Fitch, are considered to be “investment grade.” Bonds that are rated below these categories assume greater credit risk and are referred to as “below investment grade” or “noninvestment grade.” Bonds rated below investment grade range from speculative to highly speculative with respect to their ability or willingness to pay interest and repay principal. The following table summarizes the rating scales and associated credit risk assigned by the major rating agencies. Within these categories, the rating may be modified with a symbol (such as 1, 2, and 3, or a plus or minus) to indicate whether the bond is ranked in the higher or lower end of its rating category. T. Rowe Price considers publicly available ratings but emphasizes its own credit analysis when selecting investments.

Ratings of Debt Securities

Moody’s	S&P	Fitch	Description of Category
Aaa	AAA	AAA	Lowest level of credit risk with extremely strong capacity to meet financial commitments
Aa	AA	AA	Very low credit risk with very strong capacity to meet financial commitments
A	A	A	Low credit risk with strong capacity to meet financial commitments
Baa	BBB	BBB	Moderate credit risk with adequate capacity to meet financial commitments
Ba	BB	BB	Subject to substantial credit risk and adverse conditions could lead to inadequate capacity to meet financial commitments
B	B	B	Subject to high credit risk and adverse conditions will likely impair capacity to meet financial commitments
Caa	CCC	CCC	Subject to very high credit risk and dependent upon favorable conditions to meet financial commitments
Ca	CC	CC	Highly vulnerable to nonpayment and likely in, or very near, default with some prospect of recovery of principal and interest
C	C	C	Typically in default with little prospect for recovery of principal and interest
D	D	D	In default

Portfolio Turnover

Turnover is an indication of frequency of trading. A fund will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time a fund purchases or sells a security, it incurs a cost. This cost is reflected in its net asset

More About the Fund	29

value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on a fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund’s portfolio turnover rates are shown in the Financial Highlights table.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each T. Rowe Price fund discloses its portfolio holdings for its fiscal year-end in its annual shareholder report and its portfolio holdings for its second fiscal quarter-end in its semiannual shareholder report. Each fund also discloses its portfolio holdings for its first and third fiscal quarter-ends on Form N-Q. The shareholder reports and Form N-Q are filed with the SEC within 60 days after the end of the period covered and are available through the SEC’s website at sec.gov. Monthly portfolio holdings for the Sector Portfolios are disclosed to each fund’s shareholders, but no portfolio holdings are made available on any T. Rowe Price website. In addition, intra-month holdings may be disclosed to each fund’s shareholders upon request if there is a reasonable belief on the part of T. Rowe Price that the disclosure of such holdings would not be harmful to any of the other T. Rowe Price funds. A description of the funds’ policies and procedures with respect to the disclosure of portfolio information is available in the Statement of Additional Information and through troweprice.com.

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price funds and their agents, in their sole discretion, reserve the following rights: (1) to add, waive or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account, or a legal claim against an account, upon initial notification to T. Rowe Price of a shareholder’s death until T. Rowe Price receives required documentation in good order, or if there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem an account at the net asset value calculated the day the account is redeemed, in cases of suspected fraudulent or illegal activity, or in the event you

T. Rowe Price	30

terminate your investment advisory agreement with T. Rowe Price, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money funds, to suspend redemptions and postpone the payment of proceeds to facilitate an orderly liquidation of the fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table, which provides information about the fund’s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of any applicable account or redemption fees). The financial statements in the annual report were audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP.

More About the Fund	31

Financial Highlights

	3/1/12* through 2/28/13		Year ended February 28
			2014		2015
Net asset value, beginning of period	$10.00		$10.35		$10.17
Income From Investment Operations
Net investment income[a]	0.35		0.36		0.40
Net gains or losses on securities (both realized and unrealized)	0.36		(0.18	)b	0.44
Total from investment operations	0.71		0.18		0.84
Less Distributions
Dividends (from net investment income)	(0.35)		(0.36)		(0.40)
Distributions (from capital gains)	(0.01)		—		(0.21)
Returns of capital	—		—		—
Total distributions	(0.36)		(0.36)		(0.61)
Net asset value, end of period	$10.35		$10.17		$10.40
Total return	7.21%		1.81%		8.47%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,348		$52,617		$44,339
Ratio of expenses to average net assets	0.01	%c	0.01%		0.01%
Ratio of net income to average net assets	3.44	%c	3.62%		3.88%
Portfolio turnover rate	99.4%		79.2%		90.2%

* Inception date.

a Per share amounts calculated using average shares outstanding method.

b The amount presented is inconsistent with the fund’s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

c Annualized.

A Statement of Additional Information for the T. Rowe Price family of funds, which includes additional information about the funds, has been filed with the SEC and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your T. Rowe Price Client Service Professional. These documents are available through troweprice.com.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

1940 Act File No. 811-22620     E964-040 7/1/15

PROSPECTUS

July 1, 2015

T. Rowe Price High Yield Multi-Sector Account Portfolio
A fund seeking high current income and capital appreciation through investments in below investment-grade bonds.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Summary

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

High Yield Multi-Sector Account Portfolio 1
2	Information About Accounts in T. Rowe Price Funds
Pricing Shares and Receiving Sale Proceeds 6 Useful Information on Distributions and Taxes 8 Transaction Procedures and Special Requirements 11
3	More About the Fund

Organization and Management 13

More Information About the Fund and Its Investment Risks 15

Investment Policies and Practices 19

Disclosure of Fund Portfolio Information 30

Rights Reserved by the Funds 30

Financial Highlights 31

SUMMARY

Investment Objective

The fund seeks high current income and, secondarily, capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%

Other expenses	0.01%[a]

Total annual fund operating expenses	0.01%

a  T. Rowe Price Associates, Inc. is required to bear any of the fund’s custody fees that exceed 0.01% of the fund’s average daily net assets as well as all of the fund’s other operating expenses (except for interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses). Expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund and the arrangement may only be modified or terminated upon approval by the fund’s shareholders and Board of Directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$1	$3	$6	$13

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 57.1% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies The fund invests in a diversified portfolio of high yield corporate bonds, also known as “junk” bonds. The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds that are rated below investment-grade (BB and lower, or an equivalent rating) by a major credit rating agency or are not rated by any credit rating agency but deemed to be below investment-grade by T. Rowe Price. If a bond is split-rated (i.e.,

T. Rowe Price	2

rated investment-grade by at least one rating agency and rated below investment-grade by another rating agency), the lower rating will be used for the purposes of this requirement.

Junk bonds tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments, and should be considered speculative. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

The fund may purchase securities of any maturity and its weighted average maturity will vary with market conditions. In selecting investments, the fund relies extensively on T. Rowe Price credit research analysts. The fund intends to focus primarily on the higher-quality range (BB and B, or an equivalent rating) of the high yield market.

While most assets will typically be invested in U.S. dollar-denominated bonds, the fund may also invest in bonds issued by foreign issuers, including issuers in emerging markets, as well as use forward currency exchange contracts and credit default swaps, in keeping with the fund’s objectives. The fund may invest up to 20% of its total assets in non-U.S. dollar-denominated securities. Forward currency exchange contracts would typically be used to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar and credit default swaps would typically be used to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity or credit quality, to shift assets into and out of higher-yielding securities, or to reduce its exposure to certain securities.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Fixed income markets risk Economic and other market developments can adversely affect fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an

Summary	3

orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund is exposed to greater credit risk and volatility than other bond funds. High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

Interest rate risk This risk refers to the chance that interest rates will increase, causing a decline in bond prices (bond prices and interest rates usually move in opposite directions). Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as significant trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets.

Derivatives risk To the extent the fund uses forward currency exchange contracts and credit default swaps, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund and, if not traded on an exchange, are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated changes in currency values, currency exchange rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund’s performance.

Performance The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable

T. Rowe Price	4

market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

The fund’s return for the three months ended 3/31/15 was 3.36%.

In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.

Summary	5

Average Annual Total Returns
	Periods ended
	December 31, 2014
		Since inception
	1 Year	(03/01/12)
High Yield Multi-Sector Account Portfolio
Returns before taxes	2.88%	7.83%
Returns after taxes on distributions	-0.03	4.67
Returns after taxes on distributions
and sale of fund shares	1.71	4.69
Citigroup All BB/B-Rated High-Yield Market Index (reflects no deduction for fees, expenses, or taxes)	2.78	6.39

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Mark J. Vaselkiv	Chairman of Investment Advisory Committee	2012	1988

Purchase and Sale of Fund Shares

The fund is not available for direct purchase by members of the public. Shares of the fund may only be purchased by or on behalf of institutional clients with whom T. Rowe Price or one of its affiliated investment advisers has an agreement to provide discretionary investment management services.

There is no minimum amount required for initial or subsequent purchases. Fund shares may be purchased, redeemed, or exchanged on any day the New York Stock Exchange is open for business. Orders to purchase, redeem, or exchange fund shares must generally be requested by the persons at T. Rowe Price authorized to make investment decisions on behalf of the institutional client.

Tax Information

The fund declares dividends daily and pays any accrued dividends on the first business day of each month. Any capital gains are declared and paid annually, usually in December. Distributions declared by the fund, as well as redemptions or exchanges of fund shares, may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund and its related companies do not pay financial intermediaries for sales of the fund’s shares or related services.

Information About Accounts in T. Rowe Price Funds	2

The following policies and procedures apply only to the T. Rowe Price Multi-Sector Account Portfolios, which are funds designed for use by certain institutional separate account clients of T. Rowe Price. These funds are not available for direct purchase by the public.

PRICING SHARES AND RECEIVING SALE PROCEEDS

How and When Shares Are Priced

The share price, also called the “net asset value,” for each fund is calculated at the close of the New York Stock Exchange (normally 4 p.m. ET) each day that the New York Stock Exchange is open for business. To calculate the net asset value, the fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. If a market value for a security is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the security by taking into account various factors that have been approved by the fund’s Board of Directors/Trustees. This value may differ from the value the fund receives upon sale of the securities. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Non-U.S. securities are valued on the basis of their most recent closing market prices at 4 p.m. ET, except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For example, the most recent closing prices for securities traded in certain Asian markets may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the New York Stock Exchange will, in its judgment, materially affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value certain securities or a group of securities in other situations, for example, when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices and to value most fixed income securities. The fund cannot

Information About Accounts in T. Rowe Price Funds	7

predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. The fund also evaluates a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts or assign different fair values than the fair value that the fund assigns to the same security.

Purchasing, Selling, or Exchanging Fund Shares

Shares of the T. Rowe Price Multi-Sector Account Portfolios (“Sector Portfolios”) are intended for purchase on behalf of institutional separately managed accounts for which T. Rowe Price or one of its affiliates has an agreement to provide discretionary investment management services. Accordingly, orders to purchase, redeem, or exchange shares of the Sector Portfolios are typically based on instructions from the personnel at T. Rowe Price authorized to make investment decisions for a particular separate account, although a transaction request may also be initiated directly by a separate account client. If a transaction request is received in correct form by the Sector Portfolio (from either the authorized person at T. Rowe Price or directly from a separate account client) before the close of the New York Stock Exchange (normally 4 p.m. ET), the transaction will be priced at that business day’s net asset value. If a transaction request is not received by the Sector Portfolio (from either the authorized person at T. Rowe Price or directly from a separate account client) until after the close of the New York Stock Exchange, the transaction will be priced at the next business day’s net asset value.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET. In the event of an emergency closing, a fund’s shareholders will receive the next share price calculated by the fund.

There are no minimum or maximum limits on the amounts that must be invested in the Sector Portfolios. However, there are minimum investment requirements to establish a separate account with T. Rowe Price. The Sector Portfolios reserve the right to accept a purchase that is unaccompanied by payment. Payment for these shares must be received by the time designated by the Sector Portfolio (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled and the party responsible for the canceled purchase may bear the costs of any losses incurred by the Sector Portfolio.

For a redemption of shares from the Sector Portfolios, other than from the Mortgage-Backed Securities Multi-Sector Account Portfolio (“Mortgage-Backed Sector Portfolio”), proceeds are usually sent on the third business day following the trade date of the transaction (commonly referred to as “T+3” settlement). Redemption proceeds from a sale of shares from the Mortgage-Backed Sector Portfolio will typically be sent on the next business day following the trade date of the transaction.

T. Rowe Price	8

However, under certain circumstances and when deemed to be in a Sector Portfolio’s best interests, the delivery of redemption proceeds may be delayed for up to seven calendar days after the trade date of the transaction.

Receiving the Proceeds From a Sale

The redemption proceeds from a sale of Sector Portfolio shares are generally used to purchase shares of another Sector Portfolio, used to purchase individual securities on behalf of the separate account, or remitted to the cash reserve position within the separate account. For any redemption not used for these purposes, the proceeds are typically sent by bank wire to the client’s custody account on the settlement date for the transaction. The Sector Portfolios also reserve the right, at the sole discretion of T. Rowe Price or one of its affiliates, to pay any redemption proceeds in whole or in part by an in-kind redemption of securities held by the Sector Portfolio in lieu of cash.

Because redemptions of Sector Portfolio shares (other than Mortgage-Backed Sector Portfolio shares) settle on a T+3 basis, proceeds from a redemption are not sent until at least the third business day after the trade date of the transaction.

Upon termination of an investment management agreement between a separate account client and T. Rowe Price (or one of its affiliates), any outstanding Sector Portfolio shares held by the client will be redeemed by T. Rowe Price in accordance with the terms of the agreement.

USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES

Each Sector Portfolio has elected to be treated and intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, the fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company, and were ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and, consequently, a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares unless another option is selected.

Information About Accounts in T. Rowe Price Funds	9

Dividends for the Sector Portfolios are declared daily and any accrued dividends for the month are typically paid on the first business day of the next month. Shares that are purchased begin to earn dividends on the business day that payment is received by the Sector Portfolio if payment is received by 2:00 p.m. ET. (Purchased shares do not begin to earn dividends until the next business day if payment is received after 2:00 p.m. ET.) Shares that are redeemed continue to earn dividends through the calendar day prior to the date the redemption settles and proceeds are sent. Therefore, shares redeemed from the Mortgage-Backed Sector Portfolio will normally earn dividends through the redemption trade date and shares redeemed from the other Sector Portfolios will normally earn dividends through the second business day following the redemption trade date. However, for any shares that are redeemed on a business day prior to a weekend (or holiday) and proceeds are not sent until after the weekend (or holiday), those redeemed shares will continue to earn dividends through the weekend (or holiday). The funds do not pay dividends in fractional cents. Any dividend amount earned for a particular day on all shares held that is one-half of one cent or greater (for example, $0.016) will be rounded up to the next whole cent ($0.02), and any amount that is less than one-half of one cent (for example, $0.014) will be rounded down to the nearest whole cent ($0.01). Please note that, if the dividend payable on all shares held is less than one-half of one cent for a particular day, no dividend will be earned for that day.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Tax Information

Any necessary tax information will be provided no later than mid-February.

Tax forms are generally issued to fund shareholders when:

• Fund shares are sold, including exchanges from one fund to another.

• A fund declares dividend or capital gain distributions.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another in a taxable account is also a sale for tax purposes.

If applicable, T. Rowe Price will make available, no later than mid-February, a Form 1099-B indicating the date and amount of each sale made in the fund during the prior year along with applicable cost basis information. This information will also be reported to the Internal Revenue Service.

T. Rowe Price	10

Taxes on Fund Distributions

If applicable, T. Rowe Price will make available, no later than mid-February, a Form 1099-DIV, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as returns of capital.

The tax status of certain distributions may be recharacterized on year-end tax forms, such as your Form 1099-DIV. Distributions made by a fund may later be recharacterized for federal income tax purposes—for example, from taxable ordinary income dividends to returns of capital, which are generally nontaxable but reduce your tax basis in the fund’s shares. Recharacterization of distributions may occur for a number of reasons, including the recharacterization of income received from underlying investments, such as REITs, and distributions that exceed taxable income due to losses from foreign currency transactions or other investment transactions. Certain funds, including international bond funds and funds that invest in REITs, are more likely to recharacterize a portion of their distributions as a result of their investments.

Tax Consequences of Hedging

Entering into certain transactions involving options, futures, swaps, and forward currency exchange contracts may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the “record date”—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

Information About Accounts in T. Rowe Price Funds	11

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

Eligible investors in the Sector Portfolios are currently limited to institutional clients that have entered into an investment management agreement for T. Rowe Price or one of its affiliates to serve as investment adviser to the client’s separately managed account. The Sector Portfolios are designed to be components of a separate account and seek to invest more efficiently in certain market sectors than is usually possible when buying individual securities for a separate account. Shares may generally only be purchased and held by institutional separate account clients with a U.S. address. Institutional separate account clients typically include corporate pension plans, public pension plans, endowments, and foundations. When opening an account, the entity will be required to provide various information, as well as documents governing the existence of the entity, in order for T. Rowe Price to verify the identity of the client and persons opening the account. Transaction orders are normally initiated based on instructions from the authorized persons at T. Rowe Price responsible for portfolio management of the separate account. Therefore, separate account clients do not normally trade directly in the Sector Portfolios’ shares.

Redemption proceeds will usually be applied to the short-term investment fund or other cash reserves within the separate account, invested in shares of another Sector Portfolio, or used to purchase other securities at the discretion of T. Rowe Price on behalf of a separate account. Any proceeds not used for these purposes will normally be sent by wire, although clients may receive their redemption proceeds by check if they so request or are no longer eligible to invest in the Sector Portfolios. Proceeds are normally not sent until the third business day (the next business day for the Mortgage-Backed Sector Portfolio) after the redemption request is received and processed, but proceeds may take up to seven business days to be sent if, in the judgment of the fund, an earlier payment could adversely affect the fund.

The Sector Portfolios reserve the right to automatically redeem the shares of any investor that ceases to be eligible for investment in the funds. By purchasing shares of the Sector Portfolios and entering into an investment management agreement with T. Rowe Price or one of its affiliates, the separate account client agrees that T. Rowe Price or its affiliate may redeem all Sector Portfolio shares on behalf of the client upon termination of the client’s investment management agreement or failure to meet the funds’ eligibility criteria. The liquidation of shares under these circumstances may have tax consequences for the client.

Purchase Conditions

Nonpayment Purchases of a fund may be canceled if payment is not received in a timely manner and the shareholder may be responsible for any losses or expenses incurred by the fund or its transfer agent. The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. Dollars All purchases must be paid for in U.S. dollars.

T. Rowe Price	12

Large Redemptions Large redemptions can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash.

Excessive and Short-Term Trading Policy

Frequent purchases and redemptions of fund shares may disrupt a fund’s portfolio management strategies, increase a fund’s trading costs, and negatively affect the fund’s performance. The Boards of Directors/Trustees of the T. Rowe Price funds have adopted policies that are designed to deter excessive transactions and short-term trading activity that can be harmful to the funds and their shareholders. These policies include trading limits on additional purchases and exchanges into funds under certain conditions, although shares of T. Rowe Price funds that are purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates are exempt from these trading limits.

Because the Sector Portfolios are designed to be components of separately managed accounts and serve as a part of an institutional client’s asset allocation strategy, Sector Portfolio shares may be purchased or redeemed on a frequent basis for rebalancing purposes or in order to invest new cash flows or accommodate reductions in account size. These funds are managed in a manner consistent with their role as investment options for separately managed accounts and are exempt from the excessive and short-term trading policies adopted for other T. Rowe Price funds. For similar reasons, the funds do not charge a redemption fee on the sale of fund shares.

More About the Fund	3

ORGANIZATION AND MANAGEMENT

How is the fund organized?

T. Rowe Price Multi-Sector Account Portfolios, Inc. (the “corporation”) was incorporated in Maryland in 2011. Currently, the corporation consists of six series, each representing a separate pool of assets with different investment objectives and investment policies. Each series is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions. For funds with multiple share classes, the income dividends for each share class will generally differ from those of other share classes to the extent that the expense ratios of the classes differ.

• Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of material changes to the fund’s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold regularly scheduled shareholder meetings. To avoid unnecessary costs to fund shareholders, shareholder meetings are only held when certain matters, such as changes in fundamental policies or elections of directors, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send or make available to you proxy materials that explain the matters to be decided and include instructions on voting by mail, telephone, or the Internet.

Who runs the fund?

General Oversight

The fund is governed by a Board of Directors (the “Board”) that meets regularly to review fund investments, performance, expenses, and other business affairs. The

T. Rowe Price	14

Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates (the “Firm”).

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price—specifically by the fund’s portfolio manager.

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio. T. Rowe Price is a SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of March 31, 2015, the Firm had approximately $772 billion in assets under management and provided investment management services for more than 9 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Mark J. Vaselkiv, Chairman, Michael F. Connelly, Stephen M. Finamore, Justin T. Gerbereux, Paul A. Karpers, Paul M. Massaro, Michael J. McGonigle, Brian A. Rubin, Thomas E. Tewksbury, and Thea N. Williams. The following information provides the year that the chairman first joined the Firm and the chairman’s specific business experience during the past five years (although the chairman may have had portfolio management responsibilities for a longer period). Mr. Vaselkiv has been chairman of the committee since the fund’s inception in 2012. He joined the Firm in 1988 and his investment experience dates from 1984. He has served as a portfolio manager with the Firm throughout the past five years. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

The Management Fee

The fund does not pay an investment management fee. However, the fund serves as an investment component within certain institutional separately managed accounts for which the investment adviser receives an investment management fee. Therefore, the investment adviser is compensated indirectly for its management of the fund pursuant to its investment management agreement with the institutional client.

The fund will bear all costs in connection with the custody of the fund’s assets up to 0.01% of the fund’s average daily net assets. Any custody fees in excess of this amount will be borne by the investment adviser. The investment adviser also pays all

More About the Fund	15

of the fund’s operating expenses other than interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management contract with T. Rowe Price appears in the fund’s semiannual report to shareholders for the period ended August 31.

Fund Operations and Shareholder Services

T. Rowe Price or its agent provides accounting services to the T. Rowe Price funds. T. Rowe Price Services, Inc. acts as the transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. These companies receive compensation from the funds for their services.

MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENT RISKS

The fund is not available for direct purchase by the public. It is designed for investments by T. Rowe Price on behalf of institutional separate account clients.

The fund could generate higher income than higher-quality bond funds and could have greater potential for capital appreciation. Because the high yield bond markets can be more sensitive to changes in economic growth than interest rates, the fund may outperform high-quality bond funds when the outlook for the economy is positive.

The fund’s yield will vary. A fund’s yield is the annualized dividends earned for a given period (typically 30 days for bond funds), divided by the share price at the end of the period. A fund’s total return includes distributions from income and capital gains and the change in share price for a given period.

Credit quality refers to a bond issuer’s expected ability to make all required interest and principal payments on time. Because highly-rated issuers represent less risk, they can borrow at lower interest rates than less-creditworthy issuers. Therefore, a fund investing in high-quality securities should have a lower yield than an otherwise comparable fund investing in lower-quality securities.

Every bond has a stated maturity date when the issuer must repay the bond’s entire principal value to the investor. However, many bonds are “callable,” meaning their principal can be repaid before the stated maturity date. Bonds are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage when interest rates fall. In that environment, a bond’s “effective maturity” is usually its nearest call date. For example, the rate at which homeowners pay down their mortgage principal determines the effective maturity of mortgage-backed bonds.

T. Rowe Price	16

A bond fund has no real maturity, but it does have a weighted average maturity and a weighted average effective maturity. Each of these numbers is an average of the stated or effective maturities of the underlying bonds, with each bond’s maturity “weighted” by the percentage of fund assets it represents. (A fund’s average effective maturity is calculated by reference to the nearest mortgage prepayment dates, call dates, or coupon reset dates of the underlying holdings.) Some funds utilize effective maturities rather than stated maturities when managing a fund to a certain average maturity, which provides additional flexibility in portfolio management.

Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the bond’s life. Future interest and principal payments are discounted to reflect their present value and then multiplied by the number of years they will be received to produce a value expressed in years–the duration. “Effective” duration takes into account call features and sinking fund payments that may shorten a bond’s life.

Since duration can be computed for bond funds, you can estimate the effect of interest rate fluctuations on share prices by multiplying fund duration by an expected change in interest rates. For example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if rates rose by one percentage point. A bond fund with a longer duration will generally be more sensitive to changes in interest rates than a bond fund with a shorter duration. (A bond fund’s duration is shown in its shareholder report.)

Duration measures only sensitivity to interest rate changes—the dominant source of risk for high-quality bond funds. It does not reflect risk from other sources, such as bond defaults. Therefore, duration may not be as significant an indicator of overall risk for a fund such as this one that invests in noninvestment-grade bonds.

In addition to investments in corporate bonds, the fund also uses forward currency exchange contracts and credit default swaps as part of its principal investment strategies. Forward currency exchange contracts would typically be used to protect the fund’s non-U.S. dollar-denominated holdings from adverse currency movements by hedging the fund’s foreign currency exposure back to the U.S. dollar. The fund may use swaps in an effort to manage exposure to changes in credit quality, to protect the value of certain portfolio holdings or protect against a specified credit event, or to enhance the fund’s return. The fund’s investments in forward currency exchange contracts and swaps exposes the fund to risk of losses in excess of the fund’s initial investment and the potential failure of counterparties to meet the terms of the agreements, as well as the risk that anticipated changes in currency movements, the creditworthiness of an issuer, or the likelihood of a credit event will not be accurately predicted.

More About the Fund	17

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money when you sell your shares of the fund. The income level of the fund will change with market conditions and interest rate levels. This fund could have greater price declines than one that invests primarily in high-quality bonds. Like other bond funds, it is exposed to interest rate risk, but credit risk and other risks may often be more important.

Some particular risks affecting the fund include the following:

Market risk The market price of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting the overall securities markets, or particular industries or sectors. The value of a security may decline due to general market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for an issuer’s financial condition, changes in interest or currency rates, or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Interest rate risk This is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and prices will decrease as interest rates rise (bond prices and interest rates usually move in opposite directions). Prices fall because the bonds and notes in the fund’s portfolio become less attractive to other investors when securities with higher yields become available. Generally, securities with longer maturities and funds with longer weighted average maturities have greater interest rate risk. As a result, in a rising interest rate environment, the net asset value of a fund with a longer weighted average maturity typically decreases at a faster rate than the net asset value of a fund with a shorter weighted average maturity. If the fund purchases longer-maturity bonds and interest rates rise, the fund’s share price could decline.

Call risk This is the risk that during periods of falling interest rates, issuers of callable bonds may redeem securities with higher interest rates before their maturity. A fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Credit risk This is the risk that an issuer of a debt security held by the fund will default (fail to make scheduled payments), potentially reducing the fund’s income and share price. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of an issuer or counterparty deteriorates. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest and

T. Rowe Price	18

principal payments. Therefore, the credit risk for the fund’s portfolio increases when the U.S. economy slows or enters a recession.

The fund may be more vulnerable to interest rate risk if it is focusing on BB rated bonds since better-quality “junk” bonds follow the investment-grade market to some extent. If the fund focuses on bonds rated B and below, credit risk will probably predominate.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. Sectors of the bond market can experience sudden downturns in trading activity. During periods of reduced market liquidity, the spread between the price at which a security can be bought and the price at which it can be sold can widen, and the fund may not be able to sell a holding readily at a price that reflects what the fund believes it should be worth. Less liquid securities can also become more difficult to value. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Other risks of junk bond investing The entire noninvestment-grade bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in the market’s psychology. This type of volatility is usually associated more with stocks than bonds, but “junk” bond investors should be prepared for such price swings.

Foreign investing risk To the extent a fund holds foreign securities, it will be subject to special risks, whether the securities are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political, social, and economic conditions overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly a fund’s share price.

Derivatives risk The fund’s use of forward currency exchange contracts and credit default swaps exposes the fund to additional volatility in comparison to investing directly in bonds and other debt instruments. These instruments can experience reduced liquidity and become difficult to value, and any of these instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The use of these instruments involves the risks that anticipated changes in currency movements or the creditworthiness of an issuer will not be accurately predicted.

Efforts to reduce risk The portfolio manager may mitigate but not eliminate risk through one or more of the following:

More About the Fund	19

• Thorough credit research performed by T. Rowe Price analysts;

• Extensive diversification, which helps limit the fund’s exposure to any one industry or issuer;

• Variations in the amount of assets invested in various types of securities; and

• Employing an active sell discipline to reduce unwanted securities.

Additional strategies and risks While most assets will be invested in below investment-grade corporate bonds, forward currency exchange contracts and credit default swaps, the fund may employ other strategies that are not considered part of its principal investment strategies. Such investments may include income-producing convertible securities and preferred stocks and, to a limited extent, other types of derivatives that are consistent with the fund’s investment program. Convertible securities and preferred stocks carry credit and interest rate risk, along with other risks associated with both equity and fixed income securities, and convertible securities may be called back by the issuer prior to maturity at a price that is disadvantageous to the fund.

A derivative involves risks different from, and possibly greater than, the risks associated with investing directly in the assets on which the derivative is based. Derivatives can be highly volatile, illiquid, and difficult to value. Changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index. A fund could be exposed to significant losses if it is unable to close a derivatives position due to the lack of a liquid secondary trading market. Derivatives involve the risk that a counterparty to the derivatives agreement will fail to make required payments or comply with the terms of the agreement. There is also the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation, which could adversely impact the value and liquidity of a derivatives contract subject to such regulation.

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain derivatives and made their use by funds more costly. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

T. Rowe Price	20

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval. Shareholders will receive at least 60 days’ prior notice of a change in the fund’s policy requiring the fund to normally invest at least 80% of its net assets in below investment-grade bonds.

Fund holdings in certain kinds of investments cannot exceed maximum percentages as set forth in this prospectus and the Statement of Additional Information. For instance, there are limitations regarding fund investments in certain types of derivatives. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have a significantly greater impact on a fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of a fund’s securities may change after they are purchased, and this may cause the amount of a fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to a fund’s borrowing policy). However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Changes in fund holdings, fund performance, and the contribution of various investments to fund performance are discussed in the shareholder reports.

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund holdings and investment management practices.

Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets

More About the Fund	21

would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund. As an operating policy, the fund will not invest more than 5% of its total assets in the securities of any single issuer. These limitations do not apply to fund purchases of securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

Bonds

A bond is an interest-bearing security. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) on a specified date. An issuer may have the right to redeem or “call” a bond before maturity, and the investor may have to reinvest the proceeds at lower market rates. Bonds can be issued by U.S. and foreign governments, states, and municipalities, as well as a wide variety of companies.

A bond’s annual interest income, set by its coupon rate, is usually fixed for the life of the bond. Its yield (income as a percent of current price) will fluctuate to reflect changes in interest rate levels. A bond’s price usually rises when interest rates fall and vice versa, so its yield generally stays consistent with current market conditions. High yield bond prices may be less directly responsive to interest rate changes than investment-grade issues and may not always follow this pattern.

Conventional fixed rate bonds offer a coupon rate for a fixed maturity with no adjustment for inflation. Real rate of return bonds also offer a fixed coupon but include ongoing inflation adjustments for the life of the bond.

Bonds may be unsecured (backed by the issuer’s general creditworthiness only) or secured (also backed by specified collateral). Most high yield “junk” bonds are unsecured. Bonds include asset- and mortgage-backed securities.

Certain bonds have floating or variable interest rates that are adjusted periodically based on a particular index. These interest rate adjustments tend to minimize fluctuations in the bonds’ principal values. The maturity of certain floating rate securities may be shortened under certain specified conditions.

Bond investments may include Build America Bonds issued by state and local governments to finance capital expenditures for which they otherwise could issue tax-exempt governmental bonds. Unlike most other municipal obligations, interest received on Build America Bonds is taxable to the bondholder. These include bonds on which the issuer may receive an interest payment subsidy directly from the U.S. Treasury, known as direct pay Build America Bonds, and bonds on which the investor may receive a tax credit, known as tax credit Build America Bonds.

Zero Coupon Bonds and Pay-in-Kind Bonds

A zero coupon bond does not make cash interest payments during a portion or all of the life of the bond. Instead, it is sold at a deep discount to face value, and the interest consists of the gradual appreciation in price as the bond approaches maturity. Zero coupon bonds can be an attractive financing method for issuers with near-term

T. Rowe Price	22

cash-flow problems or seeking to preserve liquidity. Pay-in-kind bonds pay interest in cash or additional securities, at the issuer’s option, for a specified period. Like zero coupon bonds, they may help a corporation conserve cash flow. Pay-in-kind prices reflect the market value of the underlying debt plus any accrued interest. Zero coupon bonds and pay-in-kinds can be higher- or lower-quality debt, and both are more volatile than coupon bonds. There is no limit on fund investments in these securities.

A fund is required to distribute to shareholders income imputed to any zero coupon bonds or pay-in-kind investments even though such income may not be received by the fund as distributable cash. Such distributions could reduce a fund’s reserve position and require a fund to sell securities and incur a gain or loss at a time it may not otherwise want to in order to provide the cash necessary for these distributions.

Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stocks have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, a fund may decide to purchase preferred stock where the issuer has suspended, or is in danger of suspending, payment of its dividend.

Convertible Securities, Contingent Capital Securities, and Warrants

Investments may be made in debt or preferred equity securities that are convertible into, or exchangeable for, equity securities at specified times in the future and according to a certain exchange ratio. Convertible bonds are typically callable by the issuer, which could in effect force conversion before the holder would otherwise choose. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree than common stock. Some convertible securities combine higher or lower current income with options and other features. Contingent capital securities are securities issued by banks and other financial institutions that are intended to provide a buffer (i.e., loss absorption) under scenarios when it may be difficult for the institution to raise new capital. Many of these securities are designed with features to either convert into equity of the issuer or have their principal written down by a predetermined percentage upon the occurrence of certain triggers. The principal write-down features may be triggered upon conditions such as the issuer’s capital ratio falling below a certain level or the financial system being deemed in crisis based on an assessment by regulators or

More About the Fund	23

objective indicators such as aggregate losses. Contingent capital securities carry the risk that conditions could cause the principal to be written down to zero and that a coupon could be cancelled at the financial institution’s discretion or at the request of regulators to help the institution absorb losses. Warrants are options to buy, directly from the issuer, a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants have no voting rights, pay no dividends, and can be highly volatile. In some cases, the redemption value of a warrant could be zero.

Operating policy The fund may invest up to 20% of total assets in preferred stocks and securities that are convertible into, or which carry warrants for, common stocks or other equity securities. Under normal conditions, the fund does not expect to directly purchase common stocks. However, the fund may occasionally hold shares of common stock that were received through a reorganization, restructuring, exercise, exchange, conversion, or similar action.

Foreign Securities

Investments may be made in foreign securities. Foreign securities could include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as Yankee bonds). Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, social, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; the imposition of international trade and capital barriers, and other protectionist or retaliatory measures; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable changes can increase its value). These risks are heightened for a fund’s investments in emerging markets.

Foreign securities increase fund diversification and may enhance returns, but they involve special risks, especially from emerging markets.

Operating policy The fund may invest up to 20% of total assets (excluding reserves) in non-U.S. dollar securities and may invest without limit in U.S. dollar-denominated bonds of foreign issuers. Subject to the overall limit on fund investments in foreign securities, there is no limit on the amount of foreign investments that may be made in emerging markets.

Derivatives and Leverage

A derivative is a financial instrument whose value is derived from an underlying security, such as a stock or bond, or from a market benchmark, such as an interest rate index. Many types of investments representing a wide range of risks and

T. Rowe Price	24

potential rewards may be considered derivatives, including conventional instruments such as futures and options, as well as other potentially more complex investments such as swaps and structured notes. The use of derivatives can involve leverage. Leverage has the effect of magnifying returns, positively or negatively. The effect on returns will depend on the extent to which an investment is leveraged. For example, an investment of $1, leveraged at 2 to 1, would have the effect of an investment of $2. Leverage ratios can be higher or lower with a corresponding effect on returns. The fund may use derivatives in certain situations to help accomplish any or all of the following: to hedge against a decline in principal value, to increase yield, to manage exposure to changes in interest or currency exchange rates, to invest in eligible asset classes with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration or credit risk exposure.

While individual fund investments may involve leverage, the fund will not invest in any high-risk, highly leveraged derivative instrument that, at the time of entering into the derivative transaction, is expected to cause the overall price volatility of the portfolio to be meaningfully greater than that of a long-term (over 10-year maturity) below investment-grade bond.

Derivatives that may be used include the following instruments, as well as others that combine the risk characteristics and features of futures, options, and swaps:

Futures and Options Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (when the investor purchases the option), or the obligation (when the investor “writes” or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing a fund’s exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to improve risk-adjusted returns; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk exposure. Call or put options may be purchased or sold on securities, futures, and financial indexes. A fund may choose to continue a futures contract by “rolling over” an expiring futures contract into an identical contract with a later maturity date. This could increase the fund’s transaction costs and portfolio turnover rate.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a fund’s total return; the potential loss from the use of futures can exceed a fund’s initial investment in such contracts; and the losses from certain options written by a fund could be unlimited.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of a fund’s net asset value. The total

More About the Fund	25

market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Swaps Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps, commonly referred to as “swaptions,” and interest rate swap futures, which are instruments that provide a way to obtain swap exposure and the benefits of futures in one contract. All of these agreements are considered derivatives and, in certain cases, high-risk derivatives. Interest rate, index, and total return swaps are two-party contracts under which a fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indexes. Credit default swaps are agreements where one party (the protection buyer) will make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as defaults and bankruptcies related to an issuer or underlying credit instrument. Swap futures are futures contracts on interest rate swaps that enable purchasers to settle in cash at a future date at the price determined by a specific benchmark rate at the end of a fixed period. Swaps, swaptions, and swap futures can be used for a variety of purposes, including to manage a fund’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting a fund’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk exposure.

There are risks in the use of swaps and related instruments. Swaps could result in losses if interest or foreign currency exchange rates or credit quality changes are not correctly anticipated by a fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps can increase a fund’s exposure to credit risk and could result in losses if evaluation of the creditworthiness of the counterparty, or of the company or government on which the credit default swap is based, is incorrect. The use of swaps, swaptions, and swap futures may not always be successful. Using them could lower a fund’s total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed a fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out a fund’s investment at a reasonable price, which could turn an expected gain into a loss. Although there should be minimal counterparty risk associated with investments in interest rate swap futures, a fund could experience delays and/or losses due to the bankruptcy of a swap dealer through which the fund engaged in the transaction.

Operating policies A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of total assets or if the net amount owed or to be received by the

T. Rowe Price	26

fund under all outstanding swap agreements will exceed 10% of total assets. (Swap agreements that are cleared and settled through a clearinghouse, or traded on an exchange or swap execution facility, are not subject to these limits.) For swaptions, the total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put swaptions.

Currency Derivatives Funds that invest in foreign securities may attempt to hedge their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on a future date at a specified exchange rate. A fund may also use these instruments to create a synthetic bond, which is issued in one currency with the currency component transformed into another currency. However, futures, swaps, and options on foreign currencies may also be used. In certain circumstances, a fund may use currency derivatives to substitute a different currency for the currency in which the investment is denominated, a strategy known as proxy hedging. If a fund were to engage in any of these foreign currency transactions, it could serve to protect the fund’s foreign securities from adverse currency movements relative to the U.S. dollar, although the fund may also use currency derivatives in an effort to gain exposure to a currency expected to appreciate in value versus other currencies. As a result, a fund could be invested in a currency without holding any securities denominated in that currency. Such transactions involve, among other risks, the risk that anticipated currency movements will not occur, which could reduce a fund’s total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Operating policy The fund will not commit more than 20% of total assets to any combination of currency derivatives.

Investments in Other Investment Companies

A fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

A fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s

More About the Fund	27

performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility if an active trading market does not exist.

As a shareholder of another investment company, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

Illiquid Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold (for example, under Rule 144A of the Securities Act of 1933) and therefore deemed liquid, others may have resale restrictions and be considered illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and a fund may only be able to sell such securities at prices substantially less than what it believes they are worth.

Operating policy Fund investments in illiquid securities are limited to 15% of net assets.

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets may be held in reserves. Fund reserve positions can consist of: 1) shares of a T. Rowe Price internal money fund or short-term bond fund; 2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and 3) U.S. dollar or non-U.S. dollar currencies. For temporary, defensive purposes, there is no limit on a fund’s holdings in reserves. If a fund has significant holdings in reserves, it could compromise the fund’s ability to achieve its objectives. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into a fund, and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

When-Issued Securities and Forwards

A fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. There is no limit on fund investments in these securities. The price of these securities is fixed at the time of the commitment to buy, but delivery and payment take place after the customary settlement period for that type of security (often a month or more later). During the

T. Rowe Price	28

interim period, the price and yield of the securities can fluctuate, and typically no interest accrues to the purchaser. At the time of delivery, the market value of the securities may be more or less than the purchase or sale price. To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund’s net asset value than if the fund did not purchase them.

Borrowing Money and Transferring Assets

A fund may borrow from banks, other persons, and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus and the Statement of Additional Information. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of total assets.

Operating policy A fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of total assets. A fund will not purchase additional securities when borrowings exceed 5% of total assets.

Due to the differences in timing between the purchase and redemption settlement dates for the Sector Portfolios, share exchanges between certain Sector Portfolios could result in short-term borrowings in order to settle purchases of underlying portfolio securities while the purchasing Sector Portfolio awaits the receipt of redemption proceeds from the redeeming Sector Portfolio. Such borrowings are expected to be infrequent and are subject to these limits on borrowings.

Credit Quality Considerations

The credit quality of many fund holdings is evaluated by rating agencies such as Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Services (S&P), and Fitch Ratings (Fitch). Credit quality refers to the issuer’s ability and willingness to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to have the lowest credit risks. T. Rowe Price credit research analysts also evaluate fund holdings, including those rated by outside agencies. Other things being equal, bonds and other debt obligations with lower ratings typically have higher yields due to greater credit risk.

Credit quality ratings are not guarantees. They are estimates of an issuer’s creditworthiness and ability to make interest and principal payments as they come due. Ratings can change at any time due to actual or perceived changes in an issuer’s creditworthiness or financial fundamentals.

Bonds rated Baa and above by Moody’s, and BBB and above by S&P and Fitch, are considered to be “investment grade.” Bonds that are rated below these categories assume greater credit risk and are referred to as “below investment grade” or “noninvestment grade.” Bonds rated below investment grade range from speculative

More About the Fund	29

to highly speculative with respect to their ability or willingness to pay interest and repay principal. The following table summarizes the rating scales and associated credit risk assigned by the major rating agencies. Within these categories, the rating may be modified with a symbol (such as 1, 2, and 3, or a plus or minus) to indicate whether the bond is ranked in the higher or lower end of its rating category. T. Rowe Price considers publicly available ratings but emphasizes its own credit analysis when selecting investments.

Ratings of Debt Securities

Moody’s	S&P	Fitch	Description of Category
Aaa	AAA	AAA	Lowest level of credit risk with extremely strong capacity to meet financial commitments
Aa	AA	AA	Very low credit risk with very strong capacity to meet financial commitments
A	A	A	Low credit risk with strong capacity to meet financial commitments
Baa	BBB	BBB	Moderate credit risk with adequate capacity to meet financial commitments
Ba	BB	BB	Subject to substantial credit risk and adverse conditions could lead to inadequate capacity to meet financial commitments
B	B	B	Subject to high credit risk and adverse conditions will likely impair capacity to meet financial commitments
Caa	CCC	CCC	Subject to very high credit risk and dependent upon favorable conditions to meet financial commitments
Ca	CC	CC	Highly vulnerable to nonpayment and likely in, or very near, default with some prospect of recovery of principal and interest
C	C	C	Typically in default with little prospect for recovery of principal and interest
D	D	D	In default

Portfolio Turnover

Turnover is an indication of frequency of trading. A fund will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time a fund purchases or sells a security, it incurs a cost. This cost is reflected in its net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on a fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund’s portfolio turnover rates are shown in the Financial Highlights table.

T. Rowe Price	30

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each T. Rowe Price fund discloses its portfolio holdings for its fiscal year-end in its annual shareholder report and its portfolio holdings for its second fiscal quarter-end in its semiannual shareholder report. Each fund also discloses its portfolio holdings for its first and third fiscal quarter-ends on Form N-Q. The shareholder reports and Form N-Q are filed with the SEC within 60 days after the end of the period covered and are available through the SEC’s website at sec.gov. Monthly portfolio holdings for the Sector Portfolios are disclosed to each fund’s shareholders, but no portfolio holdings are made available on any T. Rowe Price website. In addition, intra-month holdings may be disclosed to each fund’s shareholders upon request if there is a reasonable belief on the part of T. Rowe Price that the disclosure of such holdings would not be harmful to any of the other T. Rowe Price funds. A description of the funds’ policies and procedures with respect to the disclosure of portfolio information is available in the Statement of Additional Information and through troweprice.com.

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price funds and their agents, in their sole discretion, reserve the following rights: (1) to add, waive or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account, or a legal claim against an account, upon initial notification to T. Rowe Price of a shareholder’s death until T. Rowe Price receives required documentation in good order, or if there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem an account at the net asset value calculated the day the account is redeemed, in cases of suspected fraudulent or illegal activity, or in the event you terminate your investment advisory agreement with T. Rowe Price, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money funds, to suspend redemptions and postpone the payment of proceeds to facilitate an orderly liquidation of the fund.

More About the Fund	31

FINANCIAL HIGHLIGHTS

The Financial Highlights table, which provides information about the fund’s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of any applicable account or redemption fees). The financial statements in the annual report were audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP.

T. Rowe Price	32

Financial Highlights

	3/1/12* through 2/28/13		Year ended February 28
			2014	2015
Net asset value, beginning of period	$10.00		$10.51	$10.64
Income From Investment Operations
Net investment income[a]	0.73		0.65	0.64
Net gains or losses on securities (both realized and unrealized)	0.65		0.21	(0.30)
Total from investment operations	1.38		0.86	0.34
Less Distributions
Dividends (from net investment income)	(0.76)		(0.68)	(0.66)
Distributions (from capital gains)	(0.11)		(0.05)	(0.05)
Returns of capital	—		—	—
Total distributions	(0.87)		(0.73)	(0.71)
Net asset value, end of period	$10.51		$10.64	$10.27
Total return	14.40%		8.51%	3.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,509		$23,795	$25,938
Ratio of expenses to average net assets	0.01	%b	0.01%	0.01%
Ratio of net income to average net assets	7.16	%b	6.24%	6.18%
Portfolio turnover rate	68.9%		62.2%	57.1%

* Inception date.

a Per share amounts calculated using average shares outstanding method.

b Annualized.

A Statement of Additional Information for the T. Rowe Price family of funds, which includes additional information about the funds, has been filed with the SEC and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your T. Rowe Price Client Service Professional. These documents are available through troweprice.com.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

1940 Act File No. 811-22620     E962-040 7/1/15

PROSPECTUS

July 1, 2015

T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio
A fund seeking high current income and capital appreciation through investments in mortgage-backed securities.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Summary

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

Mortgage-Backed Securities Multi-Sector Account Portfolio 1
2	Information About Accounts in T. Rowe Price Funds
Pricing Shares and Receiving Sale Proceeds 7 Useful Information on Distributions and Taxes 9 Transaction Procedures and Special Requirements 12
3	More About the Fund

Organization and Management 14

More Information About the Fund and Its Investment Risks 16

Investment Policies and Practices 21

Disclosure of Fund Portfolio Information 31

Rights Reserved by the Funds 31

Financial Highlights 32

SUMMARY

Investment Objective

The fund seeks high current income and, secondarily, capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%

Other expenses	0.02%[a]

Total annual fund operating expenses	0.02%

a  T. Rowe Price Associates, Inc. is required to bear any of the fund’s custody fees that exceed 0.02% of the fund’s average daily net assets as well as all of the fund’s other operating expenses (except for interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses). Expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund and the arrangement may only be modified or terminated upon approval by the fund’s shareholders and Board of Directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$2	$6	$11	$26

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 286.7% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies The fund will normally invest at least 80% of its net assets in U.S. dollar-denominated mortgage-backed securities. Mortgage-backed securities are debt obligations that are backed by pools of mortgages or that represent claims to cash flows from pools of mortgage loans. The fund may invest in a wide range of mortgage-backed securities, including pass-through certificates and other securities that are backed or issued by the U.S. government and its agencies (such as

T. Rowe Price	2

the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), mortgage-related securities issued by private banks and other non-governmental issuers, agency and non-agency collateralized mortgage obligations, and other types of mortgage-backed securities as they become available.

Mortgage pass-through certificates entitle the holder to a proportionate share of principal and interest payments made on an underlying pool of mortgage loans. The timely payment of interest and principal on securities issued by the Government National Mortgage Association is guaranteed by the full faith and credit of the U.S. government, while securities issued by the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation provide certain guarantees but are not backed by the full faith and credit of the U.S. government. Collateralized mortgage obligations take the cash flows from other mortgage-backed securities and segregate them into different classes, known as tranches, with various payment schedules and other features.

Under normal conditions, all of the securities purchased by the fund will be rated investment-grade (BBB- or higher, or an equivalent rating) at the time of purchase by at least one of the major credit rating agencies or, if unrated, deemed to be investment-grade quality by T. Rowe Price. If a security is split-rated (i.e., assigned different ratings by different credit rating agencies), the higher rating will be used for purposes of this requirement. There is no limit on the maturity of individual securities in the fund’s portfolio or on the fund’s overall weighted average maturity, which will vary and can be influenced by various factors such as the general level of interest rates and principal prepayments of certain mortgage-backed securities.

In selecting securities, the portfolio manager may weigh the characteristics of various types of mortgage-backed securities and examine yield relationships in the context of the outlook for interest rates and the economy. For example, if interest rates seem likely to fall, the portfolio manager may purchase mortgage-backed securities expected to have below-average prepayment rates with longer maturities and allocate some assets to bonds or other securities that could appreciate in that environment.

The fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards. The fund would generally enter into TBA transactions with the intention of taking possession of the underlying mortgage-backed securities. However, in an effort to obtain underlying mortgage securities on more preferable terms or to enhance returns, the fund may extend the settlement by entering into “dollar roll” transactions in which the fund sells mortgage-backed securities and simultaneously agrees to purchase substantially similar securities on a future date. In addition, the fund uses interest rate futures and interest rate swaps primarily in an effort to manage its exposure to changes in interest rates or to adjust portfolio duration.

Summary	3

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity or to shift assets into and out of higher-yielding securities.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Fixed income markets risk Economic and other market developments can adversely affect fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Prepayment risk This is the risk that during periods of falling interest rates, borrowers will refinance their mortgages before their maturity dates, leading to the prepayment of mortgage-backed securities held by the fund. The fund would lose potential price appreciation and may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income. Certain types of collateralized mortgage obligations tend to be more volatile and sensitive to the rate of prepayments than other types of mortgage-backed securities.

Extension risk This is the risk that during periods of rising interest rates, prepayments of the underlying mortgages will occur at a slower than expected rate, thereby lengthening the average life of the mortgage-backed securities and making them more volatile.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade,

T. Rowe Price	4

or inability to meet a financial obligation. The fund’s overall exposure to credit risk is relatively low because it invests significantly in higher rated securities and certain securities that are backed by the full faith and credit of the U.S. government or a federally sponsored agency. There is a relatively higher risk of default for U.S. agency issued securities that are not guaranteed by the U.S. government and an even higher risk of default for securities not backed by any government agency, although pooling mortgages helps to mitigate some of the credit risk.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as significant trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

TBA/Dollar roll risk Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the fund to further losses. Whether or not the fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. Also, the fund’s portfolio turnover rate and transaction costs would be increased to the extent it enters into dollar roll transactions.

Derivatives and leverage risk The fund’s use of interest rate futures and interest rate swaps involves the risks that anticipated changes in interest rates, yield curves, or prepayment rates will not be accurately predicted, the possibility of regulatory developments that could negatively affect such instruments, and the potential for losses in excess of the fund’s initial investment. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. Derivatives and forward settling securities, such as TBAs and dollar rolls, involve leverage because they can provide investment exposure in an amount exceeding the fund’s initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly.

Performance The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Summary	5

The fund’s return for the three months ended 3/31/15 was 1.19%.

In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.

Average Annual Total Returns
	Periods ended
	December 31, 2014
		Since inception
	1 Year	(03/01/12)
Mortgage-Backed Securities Multi-Sector Account Portfolio
Returns before taxes	6.31%	2.46%
Returns after taxes on distributions	4.76	0.93
Returns after taxes on distributions
and sale of fund shares	3.55	1.23
Barclays U.S. Mortgage Backed Securities Index (reflects no deduction for fees, expenses, or taxes)	6.08	2.35

T. Rowe Price	6

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Andrew C. McCormick	Chairman of Investment Advisory Committee	2012	2008

Purchase and Sale of Fund Shares

The fund is not available for direct purchase by members of the public. Shares of the fund may only be purchased by or on behalf of institutional clients with whom T. Rowe Price or one of its affiliated investment advisers has an agreement to provide discretionary investment management services.

There is no minimum amount required for initial or subsequent purchases. Fund shares may be purchased, redeemed, or exchanged on any day the New York Stock Exchange is open for business. Orders to purchase, redeem, or exchange fund shares must generally be requested by the persons at T. Rowe Price authorized to make investment decisions on behalf of the institutional client.

Tax Information

The fund declares dividends daily and pays any accrued dividends on the first business day of each month. Any capital gains are declared and paid annually, usually in December. Distributions declared by the fund, as well as redemptions or exchanges of fund shares, may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund and its related companies do not pay financial intermediaries for sales of the fund’s shares or related services.

Information About Accounts in T. Rowe Price Funds	2

The following policies and procedures apply only to the T. Rowe Price Multi-Sector Account Portfolios, which are funds designed for use by certain institutional separate account clients of T. Rowe Price. These funds are not available for direct purchase by the public.

PRICING SHARES AND RECEIVING SALE PROCEEDS

How and When Shares Are Priced

The share price, also called the “net asset value,” for each fund is calculated at the close of the New York Stock Exchange (normally 4 p.m. ET) each day that the New York Stock Exchange is open for business. To calculate the net asset value, the fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. If a market value for a security is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the security by taking into account various factors that have been approved by the fund’s Board of Directors/Trustees. This value may differ from the value the fund receives upon sale of the securities. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Non-U.S. securities are valued on the basis of their most recent closing market prices at 4 p.m. ET, except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For example, the most recent closing prices for securities traded in certain Asian markets may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the New York Stock Exchange will, in its judgment, materially affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value certain securities or a group of securities in other situations, for example, when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices and to value most fixed income securities. The fund cannot

T. Rowe Price	8

predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. The fund also evaluates a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts or assign different fair values than the fair value that the fund assigns to the same security.

Purchasing, Selling, or Exchanging Fund Shares

Shares of the T. Rowe Price Multi-Sector Account Portfolios (“Sector Portfolios”) are intended for purchase on behalf of institutional separately managed accounts for which T. Rowe Price or one of its affiliates has an agreement to provide discretionary investment management services. Accordingly, orders to purchase, redeem, or exchange shares of the Sector Portfolios are typically based on instructions from the personnel at T. Rowe Price authorized to make investment decisions for a particular separate account, although a transaction request may also be initiated directly by a separate account client. If a transaction request is received in correct form by the Sector Portfolio (from either the authorized person at T. Rowe Price or directly from a separate account client) before the close of the New York Stock Exchange (normally 4 p.m. ET), the transaction will be priced at that business day’s net asset value. If a transaction request is not received by the Sector Portfolio (from either the authorized person at T. Rowe Price or directly from a separate account client) until after the close of the New York Stock Exchange, the transaction will be priced at the next business day’s net asset value.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET. In the event of an emergency closing, a fund’s shareholders will receive the next share price calculated by the fund.

There are no minimum or maximum limits on the amounts that must be invested in the Sector Portfolios. However, there are minimum investment requirements to establish a separate account with T. Rowe Price. The Sector Portfolios reserve the right to accept a purchase that is unaccompanied by payment. Payment for these shares must be received by the time designated by the Sector Portfolio (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled and the party responsible for the canceled purchase may bear the costs of any losses incurred by the Sector Portfolio.

For a redemption of shares from the Sector Portfolios, other than from the Mortgage-Backed Securities Multi-Sector Account Portfolio (“Mortgage-Backed Sector Portfolio”), proceeds are usually sent on the third business day following the trade date of the transaction (commonly referred to as “T+3” settlement). Redemption proceeds from a sale of shares from the Mortgage-Backed Sector Portfolio will typically be sent on the next business day following the trade date of the transaction.

Information About Accounts in T. Rowe Price Funds	9

However, under certain circumstances and when deemed to be in a Sector Portfolio’s best interests, the delivery of redemption proceeds may be delayed for up to seven calendar days after the trade date of the transaction.

Receiving the Proceeds From a Sale

The redemption proceeds from a sale of Sector Portfolio shares are generally used to purchase shares of another Sector Portfolio, used to purchase individual securities on behalf of the separate account, or remitted to the cash reserve position within the separate account. For any redemption not used for these purposes, the proceeds are typically sent by bank wire to the client’s custody account on the settlement date for the transaction. The Sector Portfolios also reserve the right, at the sole discretion of T. Rowe Price or one of its affiliates, to pay any redemption proceeds in whole or in part by an in-kind redemption of securities held by the Sector Portfolio in lieu of cash.

Because redemptions of Sector Portfolio shares (other than Mortgage-Backed Sector Portfolio shares) settle on a T+3 basis, proceeds from a redemption are not sent until at least the third business day after the trade date of the transaction.

Upon termination of an investment management agreement between a separate account client and T. Rowe Price (or one of its affiliates), any outstanding Sector Portfolio shares held by the client will be redeemed by T. Rowe Price in accordance with the terms of the agreement.

USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES

Each Sector Portfolio has elected to be treated and intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, the fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company, and were ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and, consequently, a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares unless another option is selected.

T. Rowe Price	10

Dividends for the Sector Portfolios are declared daily and any accrued dividends for the month are typically paid on the first business day of the next month. Shares that are purchased begin to earn dividends on the business day that payment is received by the Sector Portfolio if payment is received by 2:00 p.m. ET. (Purchased shares do not begin to earn dividends until the next business day if payment is received after 2:00 p.m. ET.) Shares that are redeemed continue to earn dividends through the calendar day prior to the date the redemption settles and proceeds are sent. Therefore, shares redeemed from the Mortgage-Backed Sector Portfolio will normally earn dividends through the redemption trade date and shares redeemed from the other Sector Portfolios will normally earn dividends through the second business day following the redemption trade date. However, for any shares that are redeemed on a business day prior to a weekend (or holiday) and proceeds are not sent until after the weekend (or holiday), those redeemed shares will continue to earn dividends through the weekend (or holiday). The funds do not pay dividends in fractional cents. Any dividend amount earned for a particular day on all shares held that is one-half of one cent or greater (for example, $0.016) will be rounded up to the next whole cent ($0.02), and any amount that is less than one-half of one cent (for example, $0.014) will be rounded down to the nearest whole cent ($0.01). Please note that, if the dividend payable on all shares held is less than one-half of one cent for a particular day, no dividend will be earned for that day.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Tax Information

Any necessary tax information will be provided no later than mid-February.

Tax forms are generally issued to fund shareholders when:

• Fund shares are sold, including exchanges from one fund to another.

• A fund declares dividend or capital gain distributions.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another in a taxable account is also a sale for tax purposes.

If applicable, T. Rowe Price will make available, no later than mid-February, a Form 1099-B indicating the date and amount of each sale made in the fund during the prior year along with applicable cost basis information. This information will also be reported to the Internal Revenue Service.

Information About Accounts in T. Rowe Price Funds	11

Taxes on Fund Distributions

If applicable, T. Rowe Price will make available, no later than mid-February, a Form 1099-DIV, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as returns of capital.

The tax status of certain distributions may be recharacterized on year-end tax forms, such as your Form 1099-DIV. Distributions made by a fund may later be recharacterized for federal income tax purposes—for example, from taxable ordinary income dividends to returns of capital, which are generally nontaxable but reduce your tax basis in the fund’s shares. Recharacterization of distributions may occur for a number of reasons, including the recharacterization of income received from underlying investments, such as REITs, and distributions that exceed taxable income due to losses from foreign currency transactions or other investment transactions. Certain funds, including international bond funds and funds that invest in REITs, are more likely to recharacterize a portion of their distributions as a result of their investments.

Tax Consequences of Hedging

Entering into certain transactions involving options, futures, swaps, and forward currency exchange contracts may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the “record date”—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

T. Rowe Price	12

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

Eligible investors in the Sector Portfolios are currently limited to institutional clients that have entered into an investment management agreement for T. Rowe Price or one of its affiliates to serve as investment adviser to the client’s separately managed account. The Sector Portfolios are designed to be components of a separate account and seek to invest more efficiently in certain market sectors than is usually possible when buying individual securities for a separate account. Shares may generally only be purchased and held by institutional separate account clients with a U.S. address. Institutional separate account clients typically include corporate pension plans, public pension plans, endowments, and foundations. When opening an account, the entity will be required to provide various information, as well as documents governing the existence of the entity, in order for T. Rowe Price to verify the identity of the client and persons opening the account. Transaction orders are normally initiated based on instructions from the authorized persons at T. Rowe Price responsible for portfolio management of the separate account. Therefore, separate account clients do not normally trade directly in the Sector Portfolios’ shares.

Redemption proceeds will usually be applied to the short-term investment fund or other cash reserves within the separate account, invested in shares of another Sector Portfolio, or used to purchase other securities at the discretion of T. Rowe Price on behalf of a separate account. Any proceeds not used for these purposes will normally be sent by wire, although clients may receive their redemption proceeds by check if they so request or are no longer eligible to invest in the Sector Portfolios. Proceeds are normally not sent until the third business day (the next business day for the Mortgage-Backed Sector Portfolio) after the redemption request is received and processed, but proceeds may take up to seven business days to be sent if, in the judgment of the fund, an earlier payment could adversely affect the fund.

The Sector Portfolios reserve the right to automatically redeem the shares of any investor that ceases to be eligible for investment in the funds. By purchasing shares of the Sector Portfolios and entering into an investment management agreement with T. Rowe Price or one of its affiliates, the separate account client agrees that T. Rowe Price or its affiliate may redeem all Sector Portfolio shares on behalf of the client upon termination of the client’s investment management agreement or failure to meet the funds’ eligibility criteria. The liquidation of shares under these circumstances may have tax consequences for the client.

Purchase Conditions

Nonpayment Purchases of a fund may be canceled if payment is not received in a timely manner and the shareholder may be responsible for any losses or expenses incurred by the fund or its transfer agent. The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. Dollars All purchases must be paid for in U.S. dollars.

Information About Accounts in T. Rowe Price Funds	13

Large Redemptions Large redemptions can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash.

Excessive and Short-Term Trading Policy

Frequent purchases and redemptions of fund shares may disrupt a fund’s portfolio management strategies, increase a fund’s trading costs, and negatively affect the fund’s performance. The Boards of Directors/Trustees of the T. Rowe Price funds have adopted policies that are designed to deter excessive transactions and short-term trading activity that can be harmful to the funds and their shareholders. These policies include trading limits on additional purchases and exchanges into funds under certain conditions, although shares of T. Rowe Price funds that are purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates are exempt from these trading limits.

Because the Sector Portfolios are designed to be components of separately managed accounts and serve as a part of an institutional client’s asset allocation strategy, Sector Portfolio shares may be purchased or redeemed on a frequent basis for rebalancing purposes or in order to invest new cash flows or accommodate reductions in account size. These funds are managed in a manner consistent with their role as investment options for separately managed accounts and are exempt from the excessive and short-term trading policies adopted for other T. Rowe Price funds. For similar reasons, the funds do not charge a redemption fee on the sale of fund shares.

More About the Fund	3

ORGANIZATION AND MANAGEMENT

How is the fund organized?

T. Rowe Price Multi-Sector Account Portfolios, Inc. (the “corporation”) was incorporated in Maryland in 2011. Currently, the corporation consists of six series, each representing a separate pool of assets with different investment objectives and investment policies. Each series is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions. For funds with multiple share classes, the income dividends for each share class will generally differ from those of other share classes to the extent that the expense ratios of the classes differ.

• Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of material changes to the fund’s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold regularly scheduled shareholder meetings. To avoid unnecessary costs to fund shareholders, shareholder meetings are only held when certain matters, such as changes in fundamental policies or elections of directors, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send or make available to you proxy materials that explain the matters to be decided and include instructions on voting by mail, telephone, or the Internet.

Who runs the fund?

General Oversight

The fund is governed by a Board of Directors (the “Board”) that meets regularly to review fund investments, performance, expenses, and other business affairs. The

More About the Fund	15

Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates (the “Firm”).

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price—specifically by the fund’s portfolio manager.

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio. T. Rowe Price is a SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of March 31, 2015, the Firm had approximately $772 billion in assets under management and provided investment management services for more than 9 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Andrew C. McCormick, Chairman, Anil K. Andhavarapu, Brian J. Brennan, Christopher P. Brown, Ramon R. de Castro, Keir R. Joyce, Steven M. Kohlenstein, Martin G. Lee, Alan D. Levenson, Michael K. Sewell, and John D. Wells. The following information provides the year that the chairman first joined the Firm and the chairman’s specific business experience during the past five years (although the chairman may have had portfolio management responsibilities for a longer period). Mr. McCormick has been chairman of the committee since the fund’s inception in 2012. He joined the Firm in 2008 and his investment experience dates from 1983. He has served as a portfolio manager since joining the Firm. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

The Management Fee

The fund does not pay an investment management fee. However, the fund serves as an investment component within certain institutional separately managed accounts for which the investment adviser receives an investment management fee. Therefore, the investment adviser is compensated indirectly for its management of the fund pursuant to its investment management agreement with the institutional client.

The fund will bear all costs in connection with the custody of the fund’s assets up to 0.02% of the fund’s average daily net assets. Any custody fees in excess of this amount will be borne by the investment adviser. The investment adviser also pays all

T. Rowe Price	16

of the fund’s operating expenses other than interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management contract with T. Rowe Price appears in the fund’s semiannual report to shareholders for the period ended August 31.

Fund Operations and Shareholder Services

T. Rowe Price or its agent provides accounting services to the T. Rowe Price funds. T. Rowe Price Services, Inc. acts as the transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. These companies receive compensation from the funds for their services.

MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENT RISKS

The fund is not available for direct purchase by the public. It is designed for investments by T. Rowe Price on behalf of institutional separate account clients.

The fund’s emphasis on mortgage-backed securities is designed to generate higher income than funds that invest primarily in U.S. Treasury securities with minimal decreases in credit quality. When interest rates rise, mortgage-backed securities tend to have better overall returns than Treasury securities, although they may not perform as well when interest rates decline.

The fund’s yield will vary. A fund’s yield is the annualized dividends earned for a given period (typically 30 days for bond funds), divided by the share price at the end of the period. A fund’s total return includes distributions from income and capital gains and the change in share price for a given period.

Credit quality refers to a bond issuer’s expected ability to make all required interest and principal payments on time. Because highly-rated issuers represent less risk, they can borrow at lower interest rates than less-creditworthy issuers. Therefore, a fund investing in high-quality securities should have a lower yield than an otherwise comparable fund investing in lower-quality securities. Treasury securities, including Government National Mortgage Association securities, are considered among the highest quality in the fixed-income market.

Every bond has a stated maturity date when the issuer must repay the bond’s entire principal value to the investor. However, many bonds are “callable,” meaning their principal can be repaid before the stated maturity date. Bonds are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage when interest rates fall. In that environment, a bond’s “effective maturity” is usually its nearest call date. For example, the rate at which homeowners pay down their mortgage principal determines the effective maturity of mortgage-backed bonds.

More About the Fund	17

A bond fund has no real maturity, but it does have a weighted average maturity and a weighted average effective maturity. Each of these numbers is an average of the stated or effective maturities of the underlying bonds, with each bond’s maturity “weighted” by the percentage of fund assets it represents. (The fund’s average effective maturity is calculated by reference to the nearest mortgage prepayment dates, call dates, or coupon reset dates of the underlying holdings.) Some funds utilize effective maturities rather than stated maturities when managing a fund to a certain average maturity, which provides additional flexibility in portfolio management.

Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the bond’s life. Future interest and principal payments are discounted to reflect their present value and then multiplied by the number of years they will be received to produce a value expressed in years–the duration. “Effective” duration takes into account call features and sinking fund payments that may shorten a bond’s life.

Since duration can be computed for bond funds, you can estimate the effect of interest rate fluctuations on share prices by multiplying fund duration by an expected change in interest rates. For example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if rates rose by one percentage point. A bond fund with a longer duration will generally be more sensitive to changes in interest rates than a bond fund with a shorter duration. (A bond fund’s duration is shown in its shareholder report.)

Mortgage-backed securities differ from other high-quality bonds in one major respect. Non-mortgage bonds generally repay principal (face value of the bond) when their maturity date is reached, but most mortgage-backed securities repay principal continually as homeowners make mortgage payments. Homeowners have the option of paying either part or all of the loan balance before maturity, perhaps to refinance or buy a new home. As a result, the effective maturity of a mortgage-backed security is virtually always shorter than its stated maturity. For example, a newly issued pass-through certificate backed by 30-year, fixed rate mortgages will generally have a far shorter life than 30 years - probably 12 years or less. Therefore, it will usually be about as volatile as a 10-year Treasury bond. It is possible to estimate the average life of an entire mortgage pool backing a particular security with some accuracy, but not with certainty. As a result, the fund’s exposure to prepayment and extension risks are greater than other bond funds that do not invest primarily in mortgage-backed securities.

The fund may gain investment exposure to mortgage-backed securities by entering into agreements to buy or sell securities through the TBA market. The fund would enter into a commitment to either purchase or sell mortgage-backed securities for a fixed price, with payment and delivery at a scheduled future date beyond the customary settlement period for mortgage-backed securities. These transactions are

T. Rowe Price	18

considered to be TBA because the fund commits to buy a pool of mortgages that have yet to be specifically identified but will meet certain standardized parameters (such as yield, duration, and credit quality) and contain similar loan characteristics. For either purchase or sale transactions, the fund may choose to extend the settlement through a “dollar roll” transaction in which it sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price. These transactions have the potential to enhance the fund’s returns and reduce its administrative burdens when compared with holding mortgage-backed securities directly, although these transactions will increase the fund’s portfolio turnover rate. During the roll period, the fund foregoes principal and interest paid on the securities. However, the fund would be compensated by the difference between the current sale price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.

The fund is subject to interest rate risk in the normal course of pursuing its investment objective and uses interest rate futures and interest rate swaps to help manage this risk. These instruments may be used in an effort to manage exposure to interest rate changes, yield curve movements, and mortgage prepayments, adjust the duration of the fund’s portfolio, or as a cash management tool.

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money when you sell your shares of the fund. The income level of the fund will change with market conditions and interest rate levels.

Some particular risks affecting the fund include the following:

Market risk The market price of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting the overall securities markets, or particular industries or sectors. The value of a security may decline due to general market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for an issuer’s financial condition, changes in interest or currency rates, or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Interest rate risk This is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and prices will decrease as interest rates rise (bond prices and interest rates usually move in opposite directions). Prices fall because the bonds and notes in the fund’s portfolio become less attractive to other investors when securities with higher yields become available. Even mortgage-backed securities whose principal and interest payments are guaranteed can decline in price if interest rates rise. Generally, securities with longer maturities and funds with longer weighted average maturities have greater interest rate risk. As a result, in a

More About the Fund	19

rising interest rate environment, the net asset value of a fund with a longer weighted average maturity typically decreases at a faster rate than the net asset value of a fund with a shorter weighted average maturity. If the fund purchases longer-maturity bonds and interest rates rise, the fund’s share price could decline.

Credit risk This is the risk that an issuer of a debt security held by the fund will default (fail to make scheduled payments), potentially reducing the fund’s income and share price. This risk is increased when a portfolio security is downgraded or the perceived creditworthiness of an issuer or counterparty deteriorates. The fund’s exposure to credit risk is relatively low since it invests significantly in higher rated securities, some of which are backed by the full faith and credit of the U.S. government. Certain issuers of U.S. government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. To the extent the fund invests in mortgage-backed securities issued by private entities, it is exposed to additional credit risk since such issuers are more likely to suffer an adverse change in financial condition that would result in a payment default or inability to meet a financial obligation.

Prepayment risk This is the risk that a fund investing in mortgage-backed securities and other debt securities that have embedded call options can be negatively impacted when interest rates fall because borrowers tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the fund’s total return and yield, and could result in a loss if bond prices fall below the level that the fund paid for them.

Extension risk This is the risk that a rise in interest rates or lack of refinancing opportunities can cause a fund’s average maturity to lengthen unexpectedly due to a drop in expected prepayments of mortgage-backed securities and callable debt securities. This would increase a fund’s sensitivity to rising rates and its potential for price declines.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. Sectors of the bond market can experience sudden downturns in trading activity. During periods of reduced market liquidity, the spread between the price at which a security can be bought and the price at which it can be sold can widen, and the fund may not be able to sell a holding readily at a price that reflects what the fund believes it should be worth. Less liquid securities can also become more difficult to value. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

T. Rowe Price	20

TBA/Dollar roll risk TBA and dollar roll transactions present special risks to the fund. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the fund will still bear the risk of any decline in the value of the security to be delivered. Dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities for different settlement dates. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the fund may be less favorable than the security delivered to the dealer.

Derivatives and leverage risk The fund’s use of futures and swaps to manage interest rate exposure and duration creates additional portfolio volatility and costs to the fund. If anticipated changes in interest rates, yield curves, or prepayment rates are not accurately predicted, the use of such instruments could significantly harm fund performance. Derivatives and forward settling securities, such as TBAs and dollar rolls, involve leverage because they can provide investment exposure in an amount exceeding the fund’s initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly.

Efforts to reduce risk Consistent with the fund’s objective, the portfolio manager uses various tools to try to reduce risk and increase total return, including:

• Diversification of mortgage-backed securities by coupon and type.

• Shifts in portfolio holdings, such as changing the overall mix of mortgage-backed securities, to reduce interest rate or prepayment risk and to take advantage of opportunities for higher income and capital growth. For example, when interest rates fall, prepayment risk may be reduced by buying mortgage-backed securities with lower coupons, and also by buying other securities.

• Thorough credit research performed by T. Rowe Price analysts.

• Adjusting fund duration to try to reduce the drop in the fund’s price when interest rates rise or to benefit from the rise in price when rates fall. Duration is a measure of a fund’s sensitivity to interest rate changes.

Additional strategies and risks In addition to the fund’s investments in mortgage-backed securities, and interest rate futures and swaps, other strategies may be employed that are not considered part of the fund’s principal investment strategies. The fund may invest to a limited extent in interest-only and principal-only derivative instruments known as “strips,” as well as certain other types of derivative instruments. Mortgage strips would typically be used to manage interest rate exposure or to enhance the fund’s returns. The value of these instruments can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate, or economic environment.

A derivative involves risks different from, and possibly greater than, the risks associated with investing directly in the assets on which the derivative is based.

More About the Fund	21

Derivatives can be highly volatile, illiquid, and difficult to value. Changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index. A fund could be exposed to significant losses if it is unable to close a derivatives position due to the lack of a liquid secondary trading market. Derivatives involve the risk that a counterparty to the derivatives agreement will fail to make required payments or comply with the terms of the agreement. There is also the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation, which could adversely impact the value and liquidity of a derivatives contract subject to such regulation.

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain derivatives and made their use by funds more costly. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval. Shareholders will receive at least 60 days’ prior notice of a change in the fund’s policy requiring the fund to normally invest at least 80% of its net assets in mortgage-backed securities.

Fund holdings in certain kinds of investments cannot exceed maximum percentages as set forth in this prospectus and the Statement of Additional Information. For instance, there are limitations regarding fund investments in certain types of derivatives. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have a significantly greater impact on a fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

T. Rowe Price	22

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of a fund’s securities may change after they are purchased, and this may cause the amount of a fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made (this exception does not apply to a fund’s borrowing policy). However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Changes in fund holdings, fund performance, and the contribution of various investments to fund performance are discussed in the shareholder reports.

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund holdings and investment management practices.

Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund. These limitations do not apply to fund purchases of securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

Bonds

A bond is an interest-bearing security. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) on a specified date. An issuer may have the right to redeem or “call” a bond before maturity, and the investor may have to reinvest the proceeds at lower market rates. Bonds can be issued by U.S. and foreign governments, states, and municipalities, as well as a wide variety of companies.

A bond’s annual interest income, set by its coupon rate, is usually fixed for the life of the bond. Its yield (income as a percent of current price) will fluctuate to reflect changes in interest rate levels. A bond’s price usually rises when interest rates fall and vice versa, so its yield generally stays consistent with current market conditions.

More About the Fund	23

Conventional fixed rate bonds offer a coupon rate for a fixed maturity with no adjustment for inflation. Real rate of return bonds also offer a fixed coupon but include ongoing inflation adjustments for the life of the bond.

Bonds may be unsecured (backed by the issuer’s general creditworthiness only) or secured (also backed by specified collateral). Bonds include asset- and mortgage-backed securities.

Certain bonds have floating or variable interest rates that are adjusted periodically based on a particular index. These interest rate adjustments tend to minimize fluctuations in the bonds’ principal values. The maturity of certain floating rate securities may be shortened under certain specified conditions.

Credit quality ratings are not guarantees. They are estimates of a company’s creditworthiness and ability to make interest and principal payments as they come due. Ratings can change at any time due to actual or perceived changes in a company’s creditworthiness or financial fundamentals.

Bond investments may include Build America Bonds issued by state and local governments to finance capital expenditures for which they otherwise could issue tax-exempt governmental bonds. Unlike most other municipal obligations, interest received on Build America Bonds is taxable to the bondholder. These include bonds on which the issuer may receive an interest payment subsidy directly from the U.S. Treasury, known as direct pay Build America Bonds, and bonds on which the investor may receive a tax credit, known as tax credit Build America Bonds.

Mortgage-Backed Securities

A fund may invest in a variety of mortgage-backed securities. Mortgage lenders pool individual home mortgages with similar characteristics to back a certificate or bond, which is sold to investors such as the fund. Interest and principal payments generated by the underlying mortgages are passed through to the investors. The “big three” issuers are the Government National Mortgage Association, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. Government National Mortgage Association certificates are backed by the full faith and credit of the U.S. government, while others, such as the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation certificates, are only supported by the ability to borrow from the U.S. Treasury or by the credit of the agency. (Since September 2008, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation have operated under conservatorship of the Federal Housing Finance Agency, an independent federal agency.) Private mortgage bankers and other institutions also issue mortgage-backed securities.

Mortgage-backed securities are subject to scheduled and unscheduled principal payments as homeowners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. Therefore, these securities are not an effective

T. Rowe Price	24

means of locking in long-term interest rates. In addition, when interest rates fall, the rate of mortgage prepayments, including refinancings, tends to increase. Refinanced mortgages are paid off at face value or “par,” causing a loss for any investor who may have purchased the security at a price above par. In such an environment, this risk limits the potential price appreciation of these securities and can negatively affect a fund’s net asset value. When interest rates rise, the prices of mortgage-backed securities can be expected to decline. In addition, when interest rates rise and prepayments slow, the effective duration of mortgage-backed securities extends, resulting in increased price volatility.

Specific types of mortgage-backed securities in which the fund may invest include:

Agency Certificates Mortgage certificates issued by U.S. government agencies represent interests in a pool of underlying mortgages with maximum final maturities ranging from 15 to 40 years. However, due to both scheduled and unscheduled principal payments, these certificates have a shorter average life and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average life of a particular mortgage pool. However, it is standard industry practice to treat new issues of mortgage certificates as 30-year mortgage-backed securities having an average life of no greater than 12 years. Because the expected average life is a better indicator of the maturity characteristics of these certificates, principal volatility and yield may be more comparable to 10-year Treasury bonds.

Government National Mortgage Association Project Loan Securities The fund may purchase these securities which are issued by Government National Mortgage Association for multifamily projects, i.e., low to moderate income housing, nursing homes, apartment rehabilitation, housing for the elderly or handicapped, and similar projects. These bonds provide call protection for a term stated in the issue. The project loans can be made to either private enterprise or nonprofit groups. There can be penalties assessed for prepayments, creating a disincentive for early prepayment. While full and timely payment of principal and interest is guaranteed by Government National Mortgage Association, the prices of these securities could be more volatile than other Government National Mortgage Association securities depending on the financial condition of the underlying project.

Collateralized Mortgage Obligations Collateralized mortgage obligations are debt securities that are fully collateralized by a portfolio of mortgages or mortgage-backed securities including Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and non-agency-backed mortgages. All interest and principal payments from the underlying mortgages are passed through to the collateralized mortgage obligations in such a way as to create different classes with varying risk characteristics, payment structures, and maturity dates. Collateralized mortgage obligation classes may pay fixed or variable rates of interest, and certain classes have priority over others with respect to the receipt of prepayments and allocation of defaults.

More About the Fund	25

Stripped Mortgage Securities Stripped mortgage securities are created by separating the interest and principal payments generated by a pool of mortgage-backed securities or a collateralized mortgage obligation to create additional classes of securities. Generally, one class receives interest-only payments and another receives principal-only payments. Unlike other mortgage-backed securities and principal-only strips, the value of interest-only strips tends to move in the same direction as interest rates. A fund can use interest-only strips as a hedge against falling prepayment rates (when interest rates are rising) and/or in an unfavorable market environment. Principal-only strips can be used as a hedge against rising prepayment rates (when interest rates are falling) and/or in a favorable market environment. Interest-only strips and principal-only strips are acutely sensitive to interest rate changes and to the rate of principal prepayments.

A rapid or unexpected increase in prepayments can severely depress the price of interest-only strips, while a rapid or unexpected decrease in prepayments could have the same effect on principal-only strips. Of course, under the opposite conditions these securities may appreciate in value. These securities can be very volatile in price and may have less liquidity than most other mortgage-backed securities. Certain non-stripped collateralized mortgage obligation classes may also exhibit these qualities, especially those that pay variable rates of interest that adjust inversely with, and more rapidly than, short-term interest rates. In addition, if interest rates rise rapidly and prepayment rates slow more than expected, certain collateralized mortgage obligation classes, in addition to losing value, can exhibit characteristics of long-term securities and become more volatile. There is no guarantee that a fund’s investments in collateralized mortgage obligations, interest-only strips, or principal-only strips will be successful, and a fund’s total return could be adversely affected as a result.

Operating policy Fund investments in stripped mortgage securities are limited to 10% of total assets.

Foreign Securities

Investments may be made in foreign securities. Foreign securities could include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as Yankee bonds). Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, social, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; the imposition of international trade and capital barriers, and other protectionist or retaliatory measures; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable

T. Rowe Price	26

changes can increase its value). These risks are heightened for a fund’s investments in emerging markets.

Operating policy There is no limit on fund investments in U.S. dollar-denominated debt securities issued by foreign issuers, foreign branches of U.S. banks, and U.S. branches of foreign banks. The fund may also invest up to 10% of total assets (excluding reserves) in non-U.S. dollar-denominated debt securities. Subject to the overall limit on fund investments in foreign debt securities, there is no limit on the amount of foreign investments that may be made in emerging markets.

Derivatives and Leverage

A derivative is a financial instrument whose value is derived from an underlying security, such as a stock or bond, or from a market benchmark, such as an interest rate index. Many types of investments representing a wide range of risks and potential rewards may be considered derivatives, including conventional instruments such as futures and options, as well as other potentially more complex investments such as swaps and structured notes. The use of derivatives can involve leverage. Leverage has the effect of magnifying returns, positively or negatively. The effect on returns will depend on the extent to which an investment is leveraged. For example, an investment of $1, leveraged at 2 to 1, would have the effect of an investment of $2. Leverage ratios can be higher or lower with a corresponding effect on returns. The fund may use derivatives in certain situations to help accomplish any or all of the following: to hedge against a decline in principal value, to increase yield, to manage exposure to changes in interest or currency exchange rates, to invest in eligible asset classes with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration or credit risk exposure.

While individual fund investments may involve leverage, the fund will not invest in any high-risk, highly leveraged derivative instrument that, at the time of entering into the derivative transaction, is expected to cause the overall price volatility of the portfolio to be meaningfully greater than that of an intermediate-term, investment-grade bond.

Derivatives that may be used include the following instruments, as well as others that combine the risk characteristics and features of futures, options, and swaps:

Futures and Options Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (when the investor purchases the option), or the obligation (when the investor “writes” or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in interest rates, bond prices, and credit quality; as an efficient means of increasing or decreasing a fund’s exposure to a specific part or broad segment of the U.S. or foreign bond markets; in an effort to enhance income; to improve risk-adjusted returns; to

More About the Fund	27

protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk exposure. Call or put options may be purchased or sold on securities, futures, and financial indexes. A fund may choose to continue a futures contract by “rolling over” an expiring futures contract into an identical contract with a later maturity date. This could increase the fund’s transaction costs and portfolio turnover rate.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a fund’s total return; the potential loss from the use of futures can exceed a fund’s initial investment in such contracts; and the losses from certain options written by a fund could be unlimited.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of a fund’s net asset value. The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Swaps Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps, commonly referred to as “swaptions,” and interest rate swap futures, which are instruments that provide a way to obtain swap exposure and the benefits of futures in one contract. All of these agreements are considered derivatives and, in certain cases, high-risk derivatives. Interest rate, index, and total return swaps are two-party contracts under which a fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indexes. Credit default swaps are agreements where one party (the protection buyer) will make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as defaults and bankruptcies related to an issuer or underlying credit instrument. Swap futures are futures contracts on interest rate swaps that enable purchasers to settle in cash at a future date at the price determined by a specific benchmark rate at the end of a fixed period. Swaps, swaptions, and swap futures can be used for a variety of purposes, including to manage a fund’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting a fund’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk exposure.

There are risks in the use of swaps and related instruments. Swaps could result in losses if interest or foreign currency exchange rates or credit quality changes are not correctly anticipated by a fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps can increase a fund’s exposure to credit risk and could result in losses if evaluation of the creditworthiness of the counterparty, or of the company or government on which the credit default swap is based, is incorrect. The use of swaps,

T. Rowe Price	28

swaptions, and swap futures may not always be successful. Using them could lower a fund’s total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed a fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out a fund’s investment at a reasonable price, which could turn an expected gain into a loss. Although there should be minimal counterparty risk associated with investments in interest rate swap futures, a fund could experience delays and/or losses due to the bankruptcy of a swap dealer through which the fund engaged in the transaction.

Operating policies A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of total assets or if the net amount owed or to be received by the fund under all outstanding swap agreements will exceed 10% of total assets. (Swap agreements that are cleared and settled through a clearinghouse, or traded on an exchange or swap execution facility, are not subject to these limits.) For swaptions, the total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put swaptions.

Currency Derivatives Funds that invest in foreign securities may attempt to hedge their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on a future date at a specified exchange rate. A fund may also use these instruments to create a synthetic bond, which is issued in one currency with the currency component transformed into another currency. However, futures, swaps, and options on foreign currencies may also be used. In certain circumstances, a fund may use currency derivatives to substitute a different currency for the currency in which the investment is denominated, a strategy known as proxy hedging. If a fund were to engage in any of these foreign currency transactions, it could serve to protect the fund’s foreign securities from adverse currency movements relative to the U.S. dollar, although the fund may also use currency derivatives in an effort to gain exposure to a currency expected to appreciate in value versus other currencies. As a result, a fund could be invested in a currency without holding any securities denominated in that currency. Such transactions involve, among other risks, the risk that anticipated currency movements will not occur, which could reduce a fund’s total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Operating policy The fund will not commit more than 10% of total assets to any combination of currency derivatives.

More About the Fund	29

Investments in Other Investment Companies

A fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

A fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility if an active trading market does not exist.

As a shareholder of another investment company, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

Illiquid Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold (for example, under Rule 144A of the Securities Act of 1933) and therefore deemed liquid, others may have resale restrictions and be considered illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and a fund may only be able to sell such securities at prices substantially less than what it believes they are worth.

Operating policy Fund investments in illiquid securities are limited to 15% of net assets.

T. Rowe Price	30

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets may be held in reserves. Fund reserve positions can consist of: 1) shares of a T. Rowe Price internal money fund or short-term bond fund; 2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and 3) U.S. dollar or non-U.S. dollar currencies. For temporary, defensive purposes, there is no limit on a fund’s holdings in reserves. If a fund has significant holdings in reserves, it could compromise the fund’s ability to achieve its objectives. The reserve position provides flexibility in meeting redemptions, paying expenses and managing cash flows into a fund, and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

When-Issued Securities and Forwards

A fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. There is no limit on fund investments in these securities. The price of these securities is fixed at the time of the commitment to buy, but delivery and payment take place after the customary settlement period for that type of security (often a month or more later). During the interim period, the price and yield of the securities can fluctuate, and typically no interest accrues to the purchaser. At the time of delivery, the market value of the securities may be more or less than the purchase or sale price. To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund’s net asset value than if the fund did not purchase them.

Borrowing Money and Transferring Assets

A fund may borrow from banks, other persons, and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus and the Statement of Additional Information. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of total assets.

Operating policy A fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of total assets. A fund will not purchase additional securities when borrowings exceed 5% of total assets.

Due to the differences in timing between the purchase and redemption settlement dates for the Sector Portfolios, share exchanges between certain Sector Portfolios could result in short-term borrowings in order to settle purchases of underlying portfolio securities while the purchasing Sector Portfolio awaits the receipt of redemption proceeds from the redeeming Sector Portfolio. Such borrowings are expected to be infrequent and are subject to these limits on borrowings.

More About the Fund	31

Portfolio Turnover

Turnover is an indication of frequency of trading. A fund will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time a fund purchases or sells a security, it incurs a cost. This cost is reflected in its net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on a fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions.

Funds investing in bonds may have higher turnover than funds investing in stocks. Unlike stocks, fixed-maturity bonds require reinvestment. For funds investing in short-term securities, mortgage-backed securities, and callable debt, frequent reinvestment of principal is often required. Common trading strategies, such as mortgage dollar rolls, can increase turnover. Active investment strategies, such as sector rotation and duration management, also necessitate more frequent trading. The fund’s portfolio turnover rates are shown in the Financial Highlights table.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each T. Rowe Price fund discloses its portfolio holdings for its fiscal year-end in its annual shareholder report and its portfolio holdings for its second fiscal quarter-end in its semiannual shareholder report. Each fund also discloses its portfolio holdings for its first and third fiscal quarter-ends on Form N-Q. The shareholder reports and Form N-Q are filed with the SEC within 60 days after the end of the period covered and are available through the SEC’s website at sec.gov. Monthly portfolio holdings for the Sector Portfolios are disclosed to each fund’s shareholders, but no portfolio holdings are made available on any T. Rowe Price website. In addition, intra-month holdings may be disclosed to each fund’s shareholders upon request if there is a reasonable belief on the part of T. Rowe Price that the disclosure of such holdings would not be harmful to any of the other T. Rowe Price funds. A description of the funds’ policies and procedures with respect to the disclosure of portfolio information is available in the Statement of Additional Information and through troweprice.com.

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price funds and their agents, in their sole discretion, reserve the following rights: (1) to add, waive or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5%

T. Rowe Price	32

ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account, or a legal claim against an account, upon initial notification to T. Rowe Price of a shareholder’s death until T. Rowe Price receives required documentation in good order, or if there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem an account at the net asset value calculated the day the account is redeemed, in cases of suspected fraudulent or illegal activity, or in the event you terminate your investment advisory agreement with T. Rowe Price, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money funds, to suspend redemptions and postpone the payment of proceeds to facilitate an orderly liquidation of the fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table, which provides information about the fund’s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund’s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of any applicable account or redemption fees). The financial statements in the annual report were audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP.

More About the Fund	33

Financial Highlights

3/1/12* through 2/28/13	Year ended February 28
2014	2015
Net asset value, beginning of period	$10.00	$9.81	$9.52
Income From Investment Operations
Net investment incomea	0.15	0.20	0.22
Net gains or losses on securities (both realized and unrealized)	0.07	(0.14	)d	0.24
Total from investment operations	0.22	0.06	0.46
Less Distributions
Dividends (from net investment income)	(0.41)	(0.35)	(0.32)
Distributions (from capital gains)	—	—	—
Returns of capital	—	b	—	—	b
Total distributions	(0.41)	(0.35)	(0.32)
Net asset value, end of period	$9.81	$9.52	$9.66
Total return	2.22%	0.68%	4.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,814	$53,845	$61,050
Ratio of expenses to average net assets	0.02	%c	0.02%	0.02%
Ratio of net income to average net assets	1.55	%c	2.19%	2.32%
Portfolio turnover rate	180.5%	204.7%	286.7%

* Inception date.

a Per share amounts calculated using average shares outstanding method.

b Amounts round to less than $0.01 per share.

c Annualized.

d The amounts presented is inconsistent with the fund’s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market value for the investment portfolio.

A Statement of Additional Information for the T. Rowe Price family of funds, which includes additional information about the funds, has been filed with the SEC and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your T. Rowe Price Client Service Professional. These documents are available through troweprice.com.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

1940 Act File No. 811-22620     E326-040 7/1/15

STATEMENT OF ADDITIONAL INFORMATION

This is the Statement of Additional Information for all of the funds listed below. It is divided into two parts (Part I and Part II). Part I primarily contains information that is particular to each fund, while Part II contains information that generally applies to all of the funds in the T. Rowe Price family of funds (“Price Funds”).

The date of this Statement of Additional Information (“SAI”) is July 1, 2015.

T. ROWE PRICE BALANCED FUND, INC. (RPBAX)

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC. (TRBCX)

T. Rowe Price Blue Chip Growth Fund–Advisor Class (PABGX)

T. Rowe Price Blue Chip Growth Fund–R Class (RRBGX)

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST

California Tax-Free Bond Fund (PRXCX)

California Tax-Free Money Fund (PCTXX)

T. ROWE PRICE CAPITAL APPRECIATION FUND (PRWCX)

T. Rowe Price Capital Appreciation Fund–Advisor Class (PACLX)

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC. (PRCOX)

T. Rowe Price Capital Opportunity Fund–Advisor Class (PACOX)

T. Rowe Price Capital Opportunity Fund–R Class (RRCOX)

T. ROWE PRICE CORPORATE INCOME FUND, INC. (PRPIX)

T. ROWE PRICE CREDIT OPPORTUNITIES FUND (PRCPX)

T. Rowe Price Credit Opportunities Fund–Advisor Class (PAOPX)

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND, INC. (PRDMX)

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC. (PRDSX)

T. ROWE PRICE DIVIDEND GROWTH FUND, INC. (PRDGX)

T. Rowe Price Dividend Growth Fund–Advisor Class (TADGX)

T. ROWE PRICE EQUITY INCOME FUND (PRFDX)

T. Rowe Price Equity Income Fund–Advisor Class (PAFDX)

T. Rowe Price Equity Income Fund–R Class (RRFDX)

T. ROWE PRICE FINANCIAL SERVICES FUND, INC. (PRISX)

T. ROWE PRICE FLOATING RATE FUND, INC. (PRFRX)

T. Rowe Price Floating Rate Fund–Advisor Class (PAFRX)

T. ROWE PRICE GLOBAL ALLOCATION FUND, INC. (RPGAX)

T. Rowe Price Global Allocation Fund–Advisor Class (PAFGX)

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND, INC. (formerly T. Rowe Price Strategic Income Fund, Inc.) (PRSNX)

T. Rowe Price Global Multi-Sector Bond Fund–Advisor Class (formerly T. Rowe Price Strategic Income Fund–Advisor Class) (PRSAX)

T. ROWE PRICE GLOBAL REAL ESTATE FUND, INC. (TRGRX)

T. Rowe Price Global Real Estate Fund–Advisor Class (PAGEX)

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC. (PRGTX)

T. ROWE PRICE GNMA FUND (PRGMX)

T. ROWE PRICE GROWTH & INCOME FUND, INC. (PRGIX)

T. ROWE PRICE GROWTH STOCK FUND, INC. (PRGFX)

T. Rowe Price Growth Stock Fund–Advisor Class (TRSAX)

T. Rowe Price Growth Stock Fund–R Class (RRGSX)

T. ROWE PRICE HEALTH SCIENCES FUND, INC. (PRHSX)

T. ROWE PRICE HIGH YIELD FUND, INC. (PRHYX)

T. Rowe Price High Yield Fund–Advisor Class (PAHIX)

T. ROWE PRICE INDEX TRUST, INC.

T. Rowe Price Equity Index 500 Fund (PREIX)

T. Rowe Price Extended Equity Market Index Fund (PEXMX)

T. Rowe Price Total Equity Market Index Fund (POMIX)

T. ROWE PRICE INFLATION FOCUSED BOND FUND, INC.

T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC. (PRIPX)

C00-042 7/1/15

T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC. (“Institutional Equity Funds”)

T. Rowe Price Institutional Large-Cap Core Growth Fund (TPLGX)

T. Rowe Price Institutional Large-Cap Growth Fund (TRLGX)

T. Rowe Price Institutional Large-Cap Value Fund (TILCX)

T. Rowe Price Institutional Mid-Cap Equity Growth Fund (PMEGX)

T. Rowe Price Institutional Small-Cap Stock Fund (TRSSX)

T. Rowe Price Institutional U.S. Structured Research Fund (TRISX)

T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.

T. Rowe Price Institutional Core Plus Fund (TICPX)

 T. Rowe Price Institutional Core Plus Fund–F Class (PFCPX)

T. Rowe Price Institutional Credit Opportunities Fund (TRXPX)

T. Rowe Price Institutional Floating Rate Fund (RPIFX)

 T. Rowe Price Institutional Floating Rate Fund–F Class (PFFRX)

T. Rowe Price Institutional Global Multi-Sector Bond Fund (RPGMX)

T. Rowe Price Institutional High Yield Fund (TRHYX)

T. Rowe Price Institutional Long Duration Credit Fund (RPLCX)

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL FUNDS, INC.

T. Rowe Price Institutional Africa & Middle East Fund (TRIAX)

T. Rowe Price Institutional Emerging Markets Bond Fund (TREBX)

T. Rowe Price Institutional Emerging Markets Equity Fund (IEMFX)

T. Rowe Price Institutional Frontier Markets Equity Fund (PRFFX)

T. Rowe Price Institutional Global Focused Growth Equity Fund (TRGSX)

T. Rowe Price Institutional Global Growth Equity Fund (RPIGX)

T. Rowe Price Institutional Global Value Equity Fund (PRIGX)

T. Rowe Price Institutional International Bond Fund (RPIIX)

T. Rowe Price Institutional International Concentrated Equity Fund (formerly T. Rowe Price Institutional Concentrated International Equity) (RPICX)

T. Rowe Price Institutional International Core Equity Fund (TRCEX)

T. Rowe Price Institutional International Growth Equity Fund (PRFEX)

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND, INC. (PRIHX)

T. Rowe Price Intermediate Tax-Free High Yield Fund–Advisor Class (PRAHX)

T. ROWE PRICE INTERNATIONAL FUNDS, INC.

T. Rowe Price Africa & Middle East Fund (TRAMX)

T. Rowe Price Asia Opportunities Fund (TRAOX)

 T. Rowe Price Asia Opportunities Fund–Advisor Class (PAAOX)

T. Rowe Price Emerging Europe Fund (TREMX)

T. Rowe Price Emerging Markets Bond Fund (PREMX)

T. Rowe Price Emerging Markets Corporate Bond Fund (TRECX)

T. Rowe Price Emerging Markets Corporate Bond Fund–Advisor Class (PACEX)

T. Rowe Price Emerging Markets Local Currency Bond Fund (PRELX)

T. Rowe Price Emerging Markets Local Currency Bond Fund–Advisor Class (PAELX)

T. Rowe Price Emerging Markets Stock Fund (PRMSX)

T. Rowe Price European Stock Fund (PRESX)

T. Rowe Price Global Growth Stock Fund (RPGEX)

 T. Rowe Price Global Growth Stock Fund–Advisor Class (PAGLX)

T. Rowe Price Global High Income Bond Fund (RPIHX)

 T. Rowe Price Global High Income Bond Fund–Advisor Class (PAIHX)

T. Rowe Price Global Industrials Fund (RPGIX)

T. Rowe Price Global Stock Fund (PRGSX)

 T. Rowe Price Global Stock Fund–Advisor Class (PAGSX)

T. Rowe Price Global Unconstrained Bond Fund (RPIEX)

 T. Rowe Price Global Unconstrained Bond Fund–Advisor Class (PAIEX)

T. Rowe Price International Bond Fund (RPIBX)

 T. Rowe Price International Bond Fund–Advisor Class (PAIBX)

T. Rowe Price International Concentrated Equity Fund (PRCNX)

 T. Rowe Price International Concentrated Equity Fund–Advisor Class (PRNCX)

T. Rowe Price International Discovery Fund (PRIDX)

T. Rowe Price International Growth & Income Fund (TRIGX)

 T. Rowe Price International Growth & Income Fund–Advisor Class (PAIGX)

 T. Rowe Price International Growth & Income Fund–R Class (RRIGX)

T. Rowe Price International Stock Fund (PRITX)

 T. Rowe Price International Stock Fund–Advisor Class (PAITX)

 T. Rowe Price International Stock Fund–R Class (RRITX)

T. Rowe Price Japan Fund (PRJPX)

T. Rowe Price Latin America Fund (PRLAX)

T. Rowe Price New Asia Fund (PRASX)

T. Rowe Price Overseas Stock Fund (TROSX)

T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.

T. Rowe Price International Equity Index Fund (PIEQX)

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC. (PRMTX)

T. ROWE PRICE MID-CAP GROWTH FUND, INC. (RPMGX)

T. Rowe Price Mid-Cap Growth Fund–Advisor Class (PAMCX)

T. Rowe Price Mid-Cap Growth Fund–R Class (RRMGX)

T. ROWE PRICE MID-CAP VALUE FUND, INC. (TRMCX)

T. Rowe Price Mid-Cap Value Fund–Advisor Class (TAMVX)

T. Rowe Price Mid-Cap Value Fund–R Class (RRMVX)

T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC. (“Multi-Sector Account Portfolios”)

T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio

T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio

T. Rowe Price Floating Rate Multi-Sector Account Portfolio

T. Rowe Price High Yield Multi-Sector Account Portfolio

T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio

T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio

T. ROWE PRICE NEW AMERICA GROWTH FUND (PRWAX)

T. Rowe Price New America Growth Fund–Advisor Class (PAWAX)

T. ROWE PRICE NEW ERA FUND, INC. (PRNEX)

T. ROWE PRICE NEW HORIZONS FUND, INC. (PRNHX)

T. ROWE PRICE NEW INCOME FUND, INC. (PRCIX)

T. Rowe Price New Income Fund–Advisor Class (PANIX)

T. Rowe Price New Income Fund–R Class (RRNIX)

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC. (“Personal Strategy Funds”)

T. Rowe Price Personal Strategy Balanced Fund (TRPBX)

T. Rowe Price Personal Strategy Growth Fund (TRSGX)

T. Rowe Price Personal Strategy Income Fund (PRSIX)

T. ROWE PRICE PRIME RESERVE FUND, INC. (PRRXX)

T. ROWE PRICE REAL ASSETS FUND, INC. (PRAFX)

T. ROWE PRICE REAL ESTATE FUND, INC. (TRREX)

T. Rowe Price Real Estate Fund–Advisor Class (PAREX)

T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC. (“TRP Reserve Funds”)

T. Rowe Price Government Reserve Investment Fund (“TRP Government Reserve
Investment Fund”)

T. Rowe Price Reserve Investment Fund (“TRP Reserve Investment Fund”)

T. Rowe Price Short-Term Government Reserve Fund

T. Rowe Price Short-Term Reserve Fund

T. ROWE PRICE RETIREMENT FUNDS, INC. (“Retirement Funds”)

T. Rowe Price Retirement 2005 Fund (TRRFX)

 T. Rowe Price Retirement 2005 Fund–Advisor Class (PARGX)

 T. Rowe Price Retirement 2005 Fund–R Class (RRTLX)

T. Rowe Price Retirement 2010 Fund (TRRAX)

 T. Rowe Price Retirement 2010 Fund–Advisor Class (PARAX)

 T. Rowe Price Retirement 2010 Fund–R Class (RRTAX)

T. Rowe Price Retirement 2015 Fund (TRRGX)

 T. Rowe Price Retirement 2015 Fund–Advisor Class (PARHX)

 T. Rowe Price Retirement 2015 Fund–R Class (RRTMX)

T. Rowe Price Retirement 2020 Fund (TRRBX)

 T. Rowe Price Retirement 2020 Fund–Advisor Class (PARBX)

 T. Rowe Price Retirement 2020 Fund–R Class (RRTBX)

T. Rowe Price Retirement 2025 Fund (TRRHX)

 T. Rowe Price Retirement 2025 Fund–Advisor Class (PARJX)

 T. Rowe Price Retirement 2025 Fund–R Class (RRTNX)

T. Rowe Price Retirement 2030 Fund (TRRCX)

 T. Rowe Price Retirement 2030 Fund–Advisor Class (PARCX)

 T. Rowe Price Retirement 2030 Fund–R Class (RRTCX)

T. Rowe Price Retirement 2035 Fund (TRRJX)

 T. Rowe Price Retirement 2035 Fund–Advisor Class (PARKX)

 T. Rowe Price Retirement 2035 Fund–R Class (RRTPX)

T. Rowe Price Retirement 2040 Fund (TRRDX)

 T. Rowe Price Retirement 2040 Fund–Advisor Class (PARDX)

 T. Rowe Price Retirement 2040 Fund–R Class (RRTDX)

T. Rowe Price Retirement 2045 Fund (TRRKX)

 T. Rowe Price Retirement 2045 Fund–Advisor Class (PARLX)

 T. Rowe Price Retirement 2045 Fund–R Class (RRTRX)

T. Rowe Price Retirement 2050 Fund (TRRMX)

 T. Rowe Price Retirement 2050 Fund–Advisor Class (PARFX)

 T. Rowe Price Retirement 2050 Fund–R Class (RRTFX)

T. Rowe Price Retirement 2055 Fund (TRRNX)

 T. Rowe Price Retirement 2055 Fund–Advisor Class (PAROX)

 T. Rowe Price Retirement 2055 Fund–R Class RRTVX)

T. Rowe Price Retirement 2060 Fund (TRRLX)

 T. Rowe Price Retirement 2060 Fund–Advisor Class (TRRYX)

 T. Rowe Price Retirement 2060 Fund–R Class (TRRZX)

T. Rowe Price Retirement Balanced Fund (formerly T. Rowe Retirement Income Fund) (TRRIX)

 T. Rowe Price Retirement Balanced Fund–Advisor Class (formerly T. Rowe Retirement Income  Fund–Advisor Class) (PARIX)

 T. Rowe Price Retirement Balanced Fund–R Class (formerly T. Rowe Retirement Income Fund– R Class) (RRTIX)

T. Rowe Price Target Retirement 2005 Fund (TRARX)

 T. Rowe Price Target Retirement 2005 Fund–Advisor Class (PANRX)

T. Rowe Price Target Retirement 2010 Fund (TRROX)

 T. Rowe Price Target Retirement 2010 Fund–Advisor Class (PAERX)

T. Rowe Price Target Retirement 2015 Fund (TRRTX)

 T. Rowe Price Target Retirement 2015 Fund–Advisor Class (PAHRX)

T. Rowe Price Target Retirement 2020 Fund (TRRUX)

 T. Rowe Price Target Retirement 2020 Fund–Advisor Class (PAIRX)

T. Rowe Price Target Retirement 2025 Fund (TRRVX)

 T. Rowe Price Target Retirement 2025 Fund–Advisor Class (PAJRX)

T. Rowe Price Target Retirement 2030 Fund (TRRWX)

 T. Rowe Price Target Retirement 2030 Fund–Advisor Class (PAKRX)

T. Rowe Price Target Retirement 2035 Fund (RPGRX)

 T. Rowe Price Target Retirement 2035 Fund–Advisor Class (PATVX)

T. Rowe Price Target Retirement 2040 Fund (TRHRX)

 T. Rowe Price Target Retirement 2040 Fund–Advisor Class (PAHHX)

T. Rowe Price Target Retirement 2045 Fund (RPTFX)

 T. Rowe Price Target Retirement 2045 Fund–Advisor Class (PAFFX)

T. Rowe Price Target Retirement 2050 Fund (TRFOX)

 T. Rowe Price Target Retirement 2050 Fund–Advisor Class (PAOFX)

T. Rowe Price Target Retirement 2055 Fund (TRFFX)

 T. Rowe Price Target Retirement 2055 Fund–Advisor Class (PAFTX)

T. Rowe Price Target Retirement 2060 Fund (TRTFX)

 T. Rowe Price Target Retirement 2060 Fund–Advisor Class (TRTGX)

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC. (PRSCX)

T. Rowe Price Science & Technology Fund–Advisor Class (PASTX)

T. ROWE PRICE SHORT-TERM BOND FUND, INC. (PRWBX)

T. Rowe Price Short-Term Bond Fund–Advisor Class (PASHX)

T. Rowe Price Ultra Short-Term Bond Fund (TRBUX)

T. ROWE PRICE SMALL-CAP STOCK FUND, INC. (OTCFX)

T. Rowe Price Small-Cap Stock Fund–Advisor Class (PASSX)

T. ROWE PRICE SMALL-CAP VALUE FUND, INC. (PRSVX)

T. Rowe Price Small-Cap Value Fund–Advisor Class (PASVX)

T. ROWE PRICE SPECTRUM FUND, INC. (“Spectrum Funds”)

Spectrum Growth Fund (PRSGX)

Spectrum Income Fund (RPSIX)

Spectrum International Fund (PSILX)

T. ROWE PRICE STATE TAX-FREE INCOME TRUST

Georgia Tax-Free Bond Fund (GTFBX)

Maryland Short-Term Tax-Free Bond Fund (PRMDX)

Maryland Tax-Free Bond Fund (MDXBX)

Maryland Tax-Free Money Fund (TMDXX)

New Jersey Tax-Free Bond Fund (NJTFX)

New York Tax-Free Bond Fund (PRNYX)

New York Tax-Free Money Fund (NYTXX)

Virginia Tax-Free Bond Fund (PRVAX)

T. ROWE PRICE SUMMIT FUNDS, INC. (“Summit Income Funds”)

T. Rowe Price Summit Cash Reserves Fund (TSCXX)

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC. (“Summit Municipal Funds”)

T. Rowe Price Summit Municipal Money Market Fund (TRSXX)

T. Rowe Price Summit Municipal Intermediate Fund (PRSMX)

T. Rowe Price Summit Municipal Intermediate Fund–Advisor Class (PAIFX)

T. Rowe Price Summit Municipal Income Fund (PRINX)

T. Rowe Price Summit Municipal Income Fund–Advisor Class (PAIMX)

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC. (“Tax-Efficient Funds”)

T. Rowe Price Tax-Efficient Equity Fund (PREFX)

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC. (PTEXX)

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC. (PRFHX)

T. Rowe Price Tax-Free High Yield Fund–Advisor Class (PATFX)

T. ROWE PRICE TAX-FREE INCOME FUND, INC. (PRTAX)

T. Rowe Price Tax-Free Income Fund–Advisor Class (PATAX)

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC. (PRFSX)

T. Rowe Price Tax-Free Short-Intermediate Fund–Advisor Class (PATIX)

T. Rowe Price Tax-Free Ultra Short-Term Bond Fund (PRTUX)

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND, INC. (PBDIX)

T. ROWE PRICE U.S. LARGE-CAP CORE FUND, INC. (TRULX)

T. Rowe Price U.S. Large-Cap Core Fund–Advisor Class (PAULX)

T. ROWE PRICE U.S. TREASURY FUNDS, INC. (“U.S. Treasury Funds”)

U.S. Treasury Intermediate Fund (PRTIX)

U.S. Treasury Long-Term Fund (PRULX)

U.S. Treasury Money Fund (PRTXX)

T. ROWE PRICE VALUE FUND, INC. (TRVLX)

T. Rowe Price Value Fund–Advisor Class (PAVLX)

Mailing Address:

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
1-800-638-5660

This SAI is not a prospectus but should be read in conjunction with the appropriate current fund prospectus, which may be obtained from T. Rowe Price Investment Services, Inc. (“Investment Services”).

Each fund’s financial statements for its most recent fiscal period and the Report of Independent Registered Public Accounting Firm are included in each fund’s annual or semiannual report and incorporated by reference into this SAI. The Global High Income Bond Fund, Global High Income Bond Fund—Advisor Class, Global Unconstrained Bond Fund, Global Unconstrained Bond Fund—Advisor Class, Retirement 2060 Fund,

Retirement 2060 Fund—Advisor Class, Retirement 2060 Fund—R Class, Short-Term Government Reserve Fund, Target Retirement 2060 Fund, Target Retirement 2060 Fund—Advisor Class, and Tax–Free Ultra Short–Term Bond Fund have not been in operation long enough to have complete financial statements.

If you would like a prospectus or an annual or semiannual shareholder report for a fund, please visit troweprice.com or call 1-800-638-5660 and it will be sent to you at no charge. Please read this material carefully.

PART I – TABLE OF CONTENTS

References to the following are as indicated:

Internal Revenue Code of 1986, as amended (“Code”)

Internal Revenue Service (“IRS”)

Investment Company Act of 1940, as amended (“1940 Act”)

Moody’s Investors Service, Inc. (“Moody’s”)

Securities Act of 1933, as amended (“1933 Act”)

Securities and Exchange Commission (“SEC”)

Securities Exchange Act of 1934, as amended (“1934 Act”)

Standard & Poor’s Corporation (“S&P”)

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

T. Rowe Price Hong Kong Limited (“Price Hong Kong”)

T. Rowe Price International Ltd (“T. Rowe Price International”)

T. Rowe Price Singapore Private Ltd. (“Price Singapore”)

Investor Class

The Investor Class is designed for individual investors, but is also available to institutions and a wide variety of other types of investors. The Investor Class may be purchased directly through T. Rowe Price or through a financial intermediary. A Price Fund (other than an Institutional Fund) that does not indicate a specific share class after its name is considered to be the Investor Class of that fund.

Advisor Class

The Advisor Class is not a separate mutual fund. It is a separate share class of its respective Price Fund and shares a portfolio with the fund’s Investor Class (and any other share classes of that fund). Advisor Class shares are designed to be sold only through brokers, dealers, banks, insurance companies, and other financial intermediaries that provide various distribution and administrative services. The Advisor Class cannot be purchased directly through T. Rowe Price and must be purchased through an intermediary.

R Class

The R Class is not a separate mutual fund. It is a separate share class of its respective Price Fund and shares a portfolio with the fund’s Investor Class (and any other share classes of that fund). R Class shares are designed to be sold only through various third-party intermediaries that offer employer-sponsored defined contribution retirement plans and certain other accounts, including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others. The R Class cannot be purchased directly through T. Rowe Price and must be purchased through an intermediary.

Institutional Funds

The Institutional Funds (other than their F Class shares) generally require a $1,000,000 initial investment minimum, although the minimum may be waived for retirement plans and certain investors maintaining omnibus accounts. Institutional Funds are designed for institutional investors, which typically include corporations, banks, pension and other retirement plans, trust and investment companies, and certain other financial intermediaries. Institutional Funds may be purchased directly through T. Rowe Price or through a financial intermediary.

F Class

The F Class is not a separate mutual fund. It is a separate share class of its respective T. Rowe Price Institutional Fund and shares a portfolio with the Institutional Fund. F Class shares are designed to be sold only through financial advisors and certain third-party intermediaries, including brokers, banks, insurance companies, retirement plan recordkeepers, and other financial intermediaries that provide various distribution and administrative services. F Class shares are not intended to be offered by intermediaries through a mutual fund “supermarket” platform. The F Class cannot be purchased directly through T. Rowe Price and must be purchased through an intermediary.

Inflation Focused Bond Fund, Multi-Sector Account Portfolios, and TRP Reserve Funds

These funds are not available for direct purchase by members of the public. Shares of these funds may only be purchased by or on behalf of mutual funds, Section 529 college savings plans, or certain institutional client accounts for which T. Rowe Price or one of its affiliates has discretionary investment authority.

PART I

Below is a table showing the prospectus and shareholder report dates for each fund. The table also lists each fund’s category, which should be used to identify groups of funds that are referenced throughout this SAI.

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Africa & Middle East	International Equity	Oct 31	Oct 31	Apr 30	March 1
Asia Opportunities	International Equity	Oct 31	Oct 31	Apr 30	March 1
Asia Opportunities Fund–Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Balanced	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth	Equity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Fund–R Class	Equity	Dec 31	Dec 31	June 30	May 1
California Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
California Tax-Free Money	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Capital Appreciation	Equity	Dec 31	Dec 31	June 30	May 1
Capital Appreciation Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity Fund–R Class	Equity	Dec 31	Dec 31	June 30	May 1
Corporate Income	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Credit Opportunities	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Credit Opportunities Fund–Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Diversified Mid-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Diversified Small-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Dividend Growth	Equity	Dec 31	Dec 31	June 30	May 1
Dividend Growth Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Emerging Europe	International Equity	Oct 31	Oct 31	Apr 30	March 1
Emerging Markets Bond	International Bond	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Emerging Markets Corporate Bond	International Bond	Dec 31	Dec 31	June 30	May 1

Emerging Markets Corporate Bond Fund–Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1

Emerging Markets Corporate Multi-Sector Account Portfolio	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Local Currency Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Local Currency Bond Fund–Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Local Multi-Sector Account Portfolio	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Equity Income	Equity	Dec 31	Dec 31	June 30	May 1
Equity Income Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Equity Income Fund–R Class	Equity	Dec 31	Dec 31	June 30	May 1
Equity Index 500	Index Equity	Dec 31	Dec 31	June 30	May 1
European Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Extended Equity Market Index	Index Equity	Dec 31	Dec 31	June 30	May 1
Financial Services	Equity	Dec 31	Dec 31	June 30	May 1
Floating Rate	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Floating Rate Fund–Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Floating Rate Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Georgia Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Global Allocation	Asset Allocation	Oct 31	Oct 31	Apr 30	March 1
Global Allocation Fund–Advisor Class	Asset Allocation	Oct 31	Oct 31	Apr 30	March 1
Global Growth Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Global Growth Stock Fund–Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Global High Income Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Global High Income Bond Fund–Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1
Global Industrials	International Equity	Dec 31	Dec 31	June 30	May 1

Global Multi-Sector Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Global Multi-Sector Bond Fund–Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1

Global Real Estate	International Equity	Dec 31	Dec 31	June 30	May 1
Global Real Estate Fund–Advisor Class	International Equity	Dec 31	Dec 31	June 30	May 1
Global Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Global Stock Fund–Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Global Technology	Equity	Dec 31	Dec 31	June 30	May 1
Global Unconstrained Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Global Unconstrained Bond Fund–Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
GNMA	Taxable Bond	May 31	May 31	Nov 30	Oct 1
TRP Government Reserve Investment	Taxable Money	May 31	May 31	Nov 30	Oct 1
Growth & Income	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock Fund–R Class	Equity	Dec 31	Dec 31	June 30	May 1
Health Sciences	Equity	Dec 31	Dec 31	June 30	May 1
High Yield	Taxable Bond	May 31	May 31	Nov 30	Oct 1
High Yield Fund–Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
High Yield Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Inflation Focused Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Inflation Protected Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Africa & Middle East	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Core Plus	Taxable Bond	May 31	May 31	Nov 30	Oct 1

Institutional Core Plus Fund–F Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1

Institutional Credit Opportunities	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Emerging Markets Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Institutional Emerging Markets Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Floating Rate	Taxable Bond	May 31	May 31	Nov 30	Oct 1

Institutional Floating Rate Fund–F Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1

Institutional Frontier Markets Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Global Focused Growth Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Global Growth Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Global Multi-Sector Bond	International Bond	May 31	May 31	Nov 30	Oct 1
Institutional Global Value Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional High Yield	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional International Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Institutional International Concentrated Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional International Core Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional International Growth Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Large-Cap Core Growth	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Large-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Large-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Institutional Long Duration Credit	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Mid-Cap Equity Growth	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Small-Cap Stock	Equity	Dec 31	Dec 31	June 30	May 1
Institutional U.S. Structured Research	Equity	Dec 31	Dec 31	June 30	May 1
Intermediate Tax-Free High Yield	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1

Intermediate Tax-Free High Yield Fund–Advisor Class	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1

International Bond	International Bond	Dec 31	Dec 31	June 30	May 1
International Bond Fund–Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1

International Concentrated Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1

International Concentrated Equity Fund–Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Discovery	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Equity Index	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Growth & Income	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Growth & Income Fund–Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Growth & Income Fund–R Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock Fund–Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock Fund–R Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Investment-Grade Corporate Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
Japan	International Equity	Oct 31	Oct 31	Apr 30	March 1
Latin America	International Equity	Oct 31	Oct 31	Apr 30	March 1
Maryland Short-Term Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Money	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Media & Telecommunications	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Fund–R Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value Fund–R Class	Equity	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Mortgage-Backed Securities Multi-Sector Account Portfolio	Taxable Bond	Feb 28	Feb 28	Aug 30	July 1
New America Growth	Equity	Dec 31	Dec 31	June 30	May 1
New America Growth Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
New Asia	International Equity	Oct 31	Oct 31	Apr 30	March 1
New Era	Equity	Dec 31	Dec 31	June 30	May 1
New Horizons	Equity	Dec 31	Dec 31	June 30	May 1
New Income	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Income Fund–Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Income Fund–R Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Jersey Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
New York Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
New York Tax-Free Money	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Overseas Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Personal Strategy Balanced	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Personal Strategy Growth	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Personal Strategy Income	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Prime Reserve	Taxable Money	May 31	May 31	Nov 30	Oct 1

Real Assets	Equity	Dec 31	Dec 31	June 30	May 1

Real Estate	Equity	Dec 31	Dec 31	June 30	May 1
Real Estate Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
TRP Reserve Investment	Taxable Money	May 31	May 31	Nov 30	Oct 1
Retirement 2005	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2005 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2005 Fund–R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2010	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2010 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2010 Fund–R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2015	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2015 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2015 Fund–R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2020	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2020 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2020 Fund–R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2025	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2025 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2025 Fund–R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2030	Asset Allocation	May 31	May 31	Nov 30	Oct 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Retirement 2030 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2030 Fund–R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2035	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2035 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2035 Fund–R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2040	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2040 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2040 Fund–R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2045	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2045 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2045 Fund–R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2050	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2050 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2050 Fund–R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2055	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2055 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2055 Fund–R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2060	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2060 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement 2060 Fund–R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement Balanced	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement Balanced Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Retirement Balanced Fund–R Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Science & Technology	Equity	Dec 31	Dec 31	June 30	May 1
Science & Technology Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Short-Term Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Bond Fund–Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Government Reserve	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Reserve	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Small-Cap Stock	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Stock Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Value Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Spectrum Growth	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Spectrum Income	Asset Allocation	Dec 31	Dec 31	June 30	May 1
Spectrum International	Asset Allocation	Dec 31	Dec 31	June 30	May 1

Summit Cash Reserves	Taxable Money	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Income	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1

Summit Municipal Income Fund–Advisor Class	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1

Summit Municipal Intermediate	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1

Summit Municipal Intermediate Fund–Advisor Class	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1

Summit Municipal Money Market	Tax-Free Money	Oct 31	Oct 31	Apr 30	March 1
Target Retirement 2005	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2005 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2010	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2010 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2015	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2015 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2020	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2020 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2025	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2025 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2030	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2030 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2035	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2035 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2040	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2040 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2045	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2045 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2050	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2050 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2055	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2055 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2060	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Target Retirement 2060 Fund–Advisor Class	Asset Allocation	May 31	May 31	Nov 30	Oct 1
Tax-Efficient Equity	Equity	Feb 28	Feb 28	Aug 30	July 1
Tax-Exempt Money	Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Tax-Free High Yield	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1

Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date

Tax-Free High Yield Fund–Advisor Class	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1

Tax-Free Income	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Income Fund–Advisor Class	Tax Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Short-Intermediate	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1

Tax-Free Short-Intermediate Fund–Advisor Class	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1

Tax-Free Ultra Short-Term Bond	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Total Equity Market Index	Index Equity	Dec 31	Dec 31	June 30	May 1
U.S. Bond Enhanced Index	Index Bond	Oct 31	Oct 31	Apr 30	March 1
U.S. Large-Cap Core	Equity	Dec 31	Dec 31	June 30	May 1
U.S. Large-Cap Core Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
U.S. Treasury Intermediate	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Long-Term	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Money	Taxable Money	May 31	May 31	Nov 30	Oct 1
Ultra Short-Term Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Value	Equity	Dec 31	Dec 31	June 30	May 1
Value Fund–Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Virginia Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
MANAGEMENT OF THE FUNDS

The officers and directors (the term “director” is used to refer to directors or trustees, as applicable) of the Price Funds are listed on the following pages. Unless otherwise noted, the address of each officer and director is 100 East Pratt Street, Baltimore, Maryland 21202.

Each fund is overseen by a Board of Directors/Trustees (“Board”) that meets regularly to review a wide variety of matters affecting or potentially affecting the funds, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Boards elect the funds’ officers and are responsible for performing various duties imposed on them by the 1940 Act, the laws of Maryland or Massachusetts, and other applicable laws. At least 75% of each Board’s members are independent of T. Rowe Price and its affiliates. The directors who are also employees or officers of T. Rowe Price are considered to be inside or interested directors because of their relationships with T. Rowe Price and its affiliates. Each inside director and officer (except as indicated in the tables setting forth the directors’ and officers’ principal occupations during the past five years) has been an employee of T. Rowe Price or its affiliates for five or more years. The Boards normally hold five regularly scheduled formal meetings during each calendar year. Although the Boards have direct responsibility over various matters (such as approval of advisory contracts and review of fund performance), each Board also exercises certain of its oversight responsibilities through several committees that it has established and which report back to the full Board. The Boards believe that a committee structure is an effective means to permit directors to focus on particular operations or issues affecting the funds, including risk oversight. Each Board currently has three standing committees, a Committee of Independent Directors, a Joint Audit Committee, and an Executive Committee, which are described in greater detail in the following paragraphs.

Edward C. Bernard, an inside director, serves as the Chairman of the Board of each fund. The independent directors of each fund have designated a Lead Independent Director, who functions as a liaison between the Chairman of the Board and the other independent directors. The Lead Independent Director presides at all executive sessions of the independent directors, reviews and provides input on Board meeting agendas and materials, and typically represents the independent directors in discussions with T. Rowe Price management. Anthony W. Deering currently serves as Lead Independent Director of each Board. Each fund’s Board has determined that its leadership and committee structure is appropriate because the Board believes that it sets the proper tone for the relationship between the fund, on the one hand, and T. Rowe Price or its affiliates and the fund’s other principal service providers, on the other, and facilitates the exercise of the Board’s independent judgment in evaluating and managing the relationships. In addition, the structure efficiently allocates responsibility among committees and the full Board. The same independent directors currently serve on the Boards of all of the Price Funds. This approach is designed to provide effective governance by exposing the independent directors to a wider range of business issues and market trends, allowing the directors to better share their knowledge, background and experience, and permitting the Boards to operate more efficiently, particularly with respect to matters common to all Price Funds.

The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for, among other things, seeking, reviewing and selecting candidates to fill vacancies on each fund’s Board, periodically evaluating the compensation payable to the independent directors, and performing certain functions with respect to the governance of the funds. The Lead Independent Director serves as chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees for director. Shareholders should submit their recommendations to the secretary of the funds. The committee met six times in 2014 in conjunction with the full Board.

The Joint Audit Committee consists of only independent directors. The current members of the committee are Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride, Cecilia E. Rouse, and John G. Schreiber. Mr. Gerrard serves as chairman of the committee and Mr. Duncan is considered a financial expert. The Joint Audit Committee oversees the pricing processes for the Price Funds and holds three regular meetings during each fiscal year. Two of the meetings include the attendance of the independent registered public accounting firm of the Price Funds as the Joint Audit Committee reviews: (1) the services provided; (2) the findings of the most recent audits; (3) management’s response to the findings of the most recent audits; (4) the scope of the audits to be performed; (5) the accountants’ fees; and (6) any accounting questions relating to particular areas of the Price Funds’ operations or the operations of parties dealing with the Price Funds, as circumstances indicate. A third meeting is devoted primarily to a review of the risk management program of the funds’ investment adviser. The Joint Audit Committee met three times in 2014.

The Executive Committee, which consists of each fund’s inside directors, has been authorized by its respective Board to exercise all powers of the Boards of the funds in the intervals between regular meetings of the Boards, except for those powers prohibited by statute from being delegated. All actions of the Executive Committee must be approved in advance by one independent director and reviewed after the fact by the full Board. The Executive Committee for each fund does not hold regularly scheduled meetings. The Executive Committee did not need to take any action on behalf of any funds during 2014.

Like other mutual funds, the funds are subject to risks, including investment, compliance, operational, and valuation risks, among others. The Boards oversee risk as part of their oversight of the funds. Risk oversight is addressed as part of various Board and committee activities. The Board, directly or through its committees, interacts with and reviews reports from, among others, the investment adviser or its affiliates, the funds’ Chief Compliance Officer, the funds’ independent registered public accounting firm, legal counsel, and internal auditors for T. Rowe Price or its affiliates, as appropriate, regarding risks faced by the funds and the risk management programs of the investment adviser and certain other service providers. Also, the Joint Audit Committee receives periodic reports from members of the advisers’ Risk Management Oversight Committee on the significant risks inherent to the advisers’ business, including aggregate investment risks, reputational risk, business continuity risk, and operational risk. The actual day-to-day risk management functions with respect to the funds are subsumed within the responsibilities of the investment adviser, its affiliates that serve as investment sub-advisers to the funds, and other service providers (depending on the nature of the risk) that carry out the funds’ investment management and business affairs. Although the risk management policies of T. Rowe Price and its affiliates, and the funds’ other service providers, are reasonably designed to be effective, those policies and their implementation vary among service providers over time, and there is no guarantee that they will always be effective. Not all risks that may affect the funds can be identified. Processes and controls developed may not eliminate or mitigate the occurrence or effects of all risks, and some risks may be simply beyond any control of the funds, T. Rowe Price and its affiliates, or other service providers.

Each director’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other directors, has led to the conclusion that each director should serve on the Boards of the Price Funds. Attributes common to all directors include the ability to review critically, evaluate, question, and discuss information provided to them, to interact effectively with the funds’ management and counsel and the various service providers to the funds, and to exercise reasonable business judgment in the performance of their duties as directors. In addition, the actual service and commitment of the directors during their tenure on the funds’ Boards is taken into consideration in concluding that each should continue to serve. A director’s ability to perform his or her duties effectively may have been attained through his or her educational background or professional training; business, consulting, public service, or academic positions; experience from service as a director of the Price Funds, public companies, non-profit entities, or other organizations; or other experiences. Each director brings a diverse perspective to the Boards. Set forth below is a brief discussion of the specific experience, qualifications, attributes, or skills of each director that led to the conclusion that he or she should serve as a director.

Edward C. Bernard has been an inside director, and Chairman of the Board, of all the Price Funds for the past 8 years. Mr. Bernard has more than 25 years of experience in the investment management industry, all of which have been with T. Rowe Price. In addition to his responsibilities with T. Rowe Price and the Price Funds, Mr. Bernard served as chairman (from 2009 to 2011) and is currently the vice chairman of the board of governors of the Investment Company Institute, the national trade association for the mutual fund industry.

William R. Brody has been an independent director of the Price Funds for the past 5 years. Dr. Brody has substantial experience in the public health and research fields, as well as academia. He previously served as President of the Johns Hopkins University, as well as on the boards of John Hopkins University, Johns Hopkins Health System, Salk Institute for Biological Studies, IBM, and Novartis. He has also served on the boards of a number of other private companies and non-profit entities, including Kool Smiles, Novamed, Stanford University, and the Commonwealth Fund, which funds health services research.

Anthony W. Deering has been an independent director of the Price Funds for more than 30 years. He currently serves as the Lead Independent Director and was a member of the Joint Audit Committee until September 2014. Mr. Deering brings a wealth of financial services and investment management experience to the Boards. He is the former chair and chief executive officer of the Rouse Company and has also served on the boards of a number of public companies, including Deutsche Bank North America, Vornado Realty Trust, Brixmor Real Estate Investment Trust, Mercantile Bank, and Under Armour. He has also served on the boards of a number of private companies and non-profit entities, including the Investment Company Institute, Baltimore Museum of Art, Parks & People Foundation, The Rouse Company Foundation, and The Charlesmead Foundation among others.

Donald W. Dick, Jr. has been an independent director of the Price Funds for more than 30 years. He has significant investment and business experience from serving as a principal in a private equity firm and has previously served on the boards of manufacturing, construction, publishing, and advertising companies in the U.S. and Europe.

Bruce W. Duncan has substantial experience in the fields of commercial real estate and property management. He currently serves as chief executive officer and director of First Industrial Realty Trust and has held a variety of senior roles and board positions with Starwood Hotels & Resorts. He has been an independent director of the Price Funds since October 2013 and, in September 2014, he became a member of the Joint Audit Committee.

Robert J. Gerrard, Jr. has been an independent director of certain Price Funds since 2012 (and all Price Funds since October 2013), and currently serves as a member of the Joint Audit Committee. He has substantial legal and business experience in the industries relating to communications and interactive data services. He has served on the board and compensation committee for Syniverse Holdings and as general counsel to Scripps Networks.

Michael C. Gitlin had been an inside director of the domestic fixed income Price Funds since 2010, but he resigned from T. Rowe Price and as a director of the Price Funds effective January 23, 2015. He joined T. Rowe Price in 2007, where he initially served as the Global Head of Trading until becoming the Director of Fixed Income in 2009. Prior to joining T. Rowe Price, he held several roles in the securities industry, including Head of U.S. Equity Sales at Citigroup Global Markets. On February 3, 2015, Edward A. Wiese was elected to replace Mr. Gitlin as an inside director of the domestic fixed income Price Funds.

Karen N. Horn has been an independent director of the Price Funds for more than 10 years. Ms. Horn has substantial experience in the financial services industry and the arts. She is a limited partner and senior managing director of Brock Capital Group, and has served on the boards of a number of public companies, including Eli Lilly, Simon Property Group, the Federal National Mortgage Association, and Norfolk Southern. She has also served on the boards of a number of private companies and non-profit entities, including the National Bureau of Economic Research, Council on Foreign Relations, and the Florence Griswold Museum.

Paul F. McBride has served in various management and senior leadership roles with the Black & Decker Corporation and General Electric Company. He led businesses in the materials, industrial, and consumer durable segments. He also has significant global experience. He has served on the boards of a number of private and non-profit entities, including Dunbar Armored, Vizzia Technologies, Gilman School, and Living Classrooms Foundation. He has been an independent director of the Price Funds since October 2013, and in September 2014, he became a member of the Joint Audit Committee.

Brian C. Rogers has been an inside director of the domestic equity and international Price Funds for more than 20 years. Mr. Rogers has served in a variety of senior leadership roles since joining T. Rowe Price in 1982. Prior to that, he was employed by Bankers Trust Company. In addition to his various offices held with T. Rowe Price and its affiliates, he is a Chartered Financial Analyst and serves as the portfolio manager of the Equity Income Fund and Equity Income Portfolio, and as a member of the T. Rowe Price Asset Allocation Committee.

Cecilia E. Rouse has been an independent director of certain Price Funds since 2012 (and all Price Funds since October 2013), and became a member of the Joint Audit Committee in September 2014. Dr. Rouse has extensive experience in the fields of higher education and economic research. She has served in a variety of roles at Princeton University, including as a dean, professor, and leader of economic research. She has also served on the board of MDRC, a non-profit education and social policy organization dedicated to improving programs and policies that affect the poor, and as a member of numerous entities, including the American Economic Association, National Bureau of Economic Research, National Academy of Education, and the Association of Public Policy and Management Policy Council.

John G. Schreiber has been an independent director of the Price Funds for more than 20 years and currently serves as a member of the Joint Audit Committee. He has significant experience investing in real estate transactions and brings substantial financial services and investment management experience to the boards. He is the President of Centaur Capital Partners, Inc. and is a Partner and Co-founder of Blackstone Real Estate Advisors. He previously served as chairman and chief executive officer of JMB Urban Development Co. and Executive Vice President of JMB Realty Corporation. Mr. Schreiber currently serves on the boards of JMB Realty Corporation, Brixmor Shopping Centers, Hilton Worldwide, Blackstone Mortgage Trust, and Hudson Pacific Properties, and is a past board member of Urban Shopping Centers, Inc., Host Hotels & Resorts, Inc., The Rouse Company, General Growth Properties, and AMLI Residential Properties Trust.

Mark R. Tercek has been an independent director of the Price Funds for the past 5 years and served as chairman of the Joint Audit Committee until September 2014. He brings substantial financial services experience to the boards. He was a managing director of Goldman Sachs and is currently president and chief executive officer of The Nature Conservancy.

Edward A. Wiese was elected as an inside director of the domestic fixed income Price Funds on February 3, 2015, replacing Michael C. Gitlin. Mr. Wiese is a Chartered Financial Analyst with over 30 years of investment experience, all of which have been with T. Rowe Price. He currently serves as the Director of Fixed Income for T. Rowe Price and as the Chairperson of the T. Rowe Price Fixed Income Steering Committee, as well as a portfolio manager for various short-term bond and low duration domestic bond strategies.

In addition, the following tables provide biographical information for the directors, along with their principal occupations and any directorships they have held of public companies and other investment companies during the past five years.

Independent Directors(a)

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past 5 Years	Directorships of Public Companies and Other Investment Companies During Past 5 Years
William R. Brody, M.D., Ph.D. 1944 165 portfolios	President and Trustee, Salk Institute for Biological Studies (2009 to present); Director, BioMed Realty Trust (2013 to present)	Novartis, Inc. (2009 to 2014); IBM (2007 to present)
Anthony W. Deering 1945 165 portfolios

Chairman, Exeter Capital, LLC, a private investment firm (2004 to present); Director, Brixmor Real Estate Investment Trust (2012 to present); Director and Advisory Board Member, Deutsche Bank North America (2004 to present)

Under Armour (2008 to present); Brixmor Real Estate Investment Trust (2012 to present); Vornado Real Estate Investment Trust (2004 to 2012); Deutsche Bank North America (2004 to present)
Donald W. Dick, Jr. 1943 165 portfolios	Principal, EuroCapital Partners, LLC, an acquisition and management advisory firm (1995 to present)	None
Bruce W. Duncan 1951 165 portfolios

President, Chief Executive Officer, and Director, First Industrial Realty Trust, owner and operator of industrial properties (2009 to present); Chairman of the Board (2005 to present) and Director (1999 to present), Starwood Hotels & Resorts, hotel and leisure company

None
Robert J. Gerrard, Jr. 1952 165 portfolios

Chairman of Compensation Committee, Syniverse Holdings, Inc., a provider of wireless voice and data services for telecommunications companies (2008 to 2011); Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to present)

None
Karen N. Horn 1943 165 portfolios	Limited Partner and Senior Managing Director, Brock Capital Group, an advisory and investment banking firm (2004 to present)	Eli Lilly and Company (1987 to present); Simon Property Group (2004 to present); Norfolk Southern (2008 to present)
Paul F. McBride 1956 165 portfolios	Former Company Officer and Senior Vice President, Human Resources and Corporate Initiatives, Black & Decker Corporation (2004 to 2010)	None

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past 5 Years	Directorships of Public Companies and Other Investment Companies During Past 5 Years
Cecilia E. Rouse, Ph.D. 1963 165 portfolios

Dean, Woodrow Wilson School (2012 to present); Professor and Researcher, Princeton University (1992 to present); Director, MDRC, a nonprofit education and social policy research organization (2011 to present); Member of National Academy of Education (2010 to present); Research Associate, National Bureau of Economic Research’s Labor Studies Program (2011 to present); Member of President’s Council of Economic Advisers (2009 to 2011); Chair of Committee on the Status of Minority Groups in the Economic Profession, American Economic Association (2012 to present)

None

John G. Schreiber 1946 165 portfolios

Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Co-founder and Partner, Blackstone Real Estate Advisors, L.P. (1992 to present); Director, Blackstone Mortgage Trust, a real estate finance company (2012 to present); Director and Chairman of the Board, Brixmor Property Group, Inc. (2013 to present); Director, Hilton Worldwide (2013 to present); Director, Hudson Pacific Properties (2014 to present)

General Growth Properties, Inc. (2010 to 2013)

Mark R. Tercek 1957 165 portfolios	President and Chief Executive Officer, The Nature Conservancy (2008 to present)	None

(a) All information about the independent directors was current as of December 31, 2014, except for the number of portfolios overseen, which is current as of the date of this SAI.

Inside Directors(a)

The following persons are considered inside directors of the funds because they also serve as employees of T. Rowe Price or its affiliates. No more than two inside directors serve as directors of any fund.

The Boards invite nominations from the funds’ investment adviser for persons to serve as inside directors, and the Board reviews and approves these nominations. Each of the current inside directors is a senior executive officer of T. Rowe Price and T. Rowe Price Group, Inc., as well as certain of their affiliates. Mr. Bernard has served as a director of all Price Funds and has been Chairman of the Board for all Price Funds since 2006. Mr. Gitlin had served as a director of certain Price Funds since 2010, but he resigned as director on January 23, 2015. Mr. Rogers has served as director of certain Price Funds since 2006. Mr. Wiese has served as director of certain Price Funds since February 3, 2015, at which point he was elected to succeed Mr. Gitlin. For each fund, the two inside directors serve as members of the fund’s Executive Committee. In addition, specific experience with respect to the inside directors’ occupations and directorships of public companies and other investment companies are set forth in the following table.

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past 5 Years	Directorships of Public Companies
Edward C. Bernard 1956 165 portfolios

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board, Director, and President, T. Rowe Price Investment Services, Inc.; Chairman of the Board and Director, T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Chief Executive Officer, Director, and President, T. Rowe Price International and T. Rowe Price Trust Company

Chairman of the Board, all funds

None
Michael C. Gitlin(b) 1970 0 portfolios	Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International President, Multi-Sector Account Portfolios	None
Brian C. Rogers; CFA, CIC 1955 111 portfolios

Chief Investment Officer, Director, and Vice President, T. Rowe Price; Chairman of the Board, Chief Investment Officer, Director, and Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust Company

President, Equity Income Fund and Institutional Equity Funds; Vice President, Personal Strategy Funds, Retirement Funds, Spectrum Funds, and Value Fund

None
Edward A. Wiese; CFA 1959 54 portfolios

Director and Vice President, T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International

President, Short-Term Bond Fund and Multi-Sector Account Portfolios; Vice President, California Tax-Free Income Trust, State Tax-Free Income Trust, Summit Municipal Funds, Tax-Exempt Money Fund, and Tax-Free Short-Intermediate Fund

None

(a) All information about the inside directors (other than Mr. Wiese) was current as of December 31, 2014 (the information about Mr. Wiese was current as of February 4, 2015), except for the number of portfolios overseen, which is current as of the date of this SAI.

(b) Michael C. Gitlin resigned as director effective January 23, 2015, and Edward A. Wiese was elected to replace him as inside director on February 3, 2015.

Funds-of-Funds Arrangements

The Board is responsible for overseeing the business and affairs of the Funds-of-Funds, which consists of the following: Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (collectively the “Spectrum Funds”); Retirement 2005 Fund, Retirement 2010 Fund, Retirement 2015 Fund, Retirement 2020 Fund, Retirement 2025 Fund, Retirement 2030 Fund, Retirement 2035 Fund, Retirement 2040 Fund, Retirement 2045 Fund, Retirement 2050 Fund, Retirement 2055 Fund, Retirement 2060 Fund and Retirement Balanced Fund (collectively the “RDFs”); and Target Retirement 2005 Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target

Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, and Target Retirement 2060 Fund (collectively the “TRFs”). The Spectrum Funds, RDFs, and TRFs are referred to collectively as “Funds-of-Funds” and each fund individually a “Fund-of-Funds,” and where the policies that apply to both the RDFs and TRFs are identical, the RDFs and TRFs will be referred to collectively as “Retirement Funds.”

In exercising their responsibilities, the Boards, among other things, will refer to the policies, conditions, and guidelines included in an Exemptive Application (and accompanying Notice and Order) originally granted by the SEC in connection with the creation and operation of the Spectrum Funds. The RDFs and TRFs rely on this same Exemptive Application and Order because the order was designed to cover any Fund-of-Funds arrangements that operate in a similar manner to the Spectrum Funds.

In connection with the Exemptive Order, the various Price Funds in which the Funds-of-Funds invest (collectively, the “underlying Price Funds”) have entered into Special Servicing Agreements with T. Rowe Price and each respective Spectrum Fund, RDF, and/or TRF in which they invest. The Special Servicing Agreements provide that each underlying Price Fund in which a Fund-of-Funds invests will bear its proportionate share of the expenses of that Fund-of-Funds if, and to the extent that, the underlying Price Fund’s savings from the operation of the Fund-of-Funds exceed these expenses. T. Rowe Price has agreed to bear any expenses of each Fund-of-Fund that exceed the estimated savings to each of the underlying Price Funds. As a result, the Funds-of-Funds do not pay an investment management fee and will effectively pay no operating expenses at the Fund-of-Fund level, although shareholders of the Funds-of-Funds will still indirectly bear their proportionate share of the expenses of each underlying Price Fund in which the Funds-of-Funds invest.

A majority of the directors of the Funds-of-Funds are independent of T. Rowe Price and its affiliates. However, the directors and officers of the Funds-of-Funds and certain directors and officers of T. Rowe Price and its affiliates also serve in similar positions with most of the underlying Price Funds. Thus, if the interests of the Funds-of-Funds and the underlying Price Funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how this latter group of persons fulfill their fiduciary duties to the Funds-of-Funds and the underlying Price Funds. The directors of Funds-of-Funds believe they have structured the Funds-of-Funds to avoid these concerns. However, a situation could conceivably occur where proper action for the Funds-of-Funds could be adverse to the interests of an underlying Price Fund, or the reverse could occur. If such a possibility arises, the directors and officers of the affected funds and the directors and officers of T. Rowe Price will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

Term of Office and Length of Time Served

The directors serve until retirement, resignation, or election of a successor. The following table shows the year from which each director has served on each fund’s Board (or that of the corporation or trust of which the fund is a part).

		Independent Directors
Corporation/Trust	Number of portfolios	Brody	Deering	Dick	Duncan	Gerrard	Horn	McBride	Rouse	Schreiber	Tercek
Balanced	1	2009	2001	1991	2013	2012	2003	2013	2012	2001	2009
Blue Chip Growth	1	2009	2001	1993	2013	2012	2003	2013	2012	2001	2009
California Tax-Free Income Trust	2	2009	1986	2001	2013	2013	2003	2013	2013	1992	2009
Capital Appreciation	1	2009	2001	1986	2013	2012	2003	2013	2012	2001	2009
Capital Opportunity	1	2009	2001	1994	2013	2012	2003	2013	2012	2001	2009
Corporate Income	1	2009	1995	2001	2013	2013	2003	2013	2013	1995	2009
Credit Opportunities	1	2014	2014	2014	2014	2014	2014	2014	2014	2014	2014

		Independent Directors
Corporation/Trust	Number of portfolios	Brody	Deering	Dick	Duncan	Gerrard	Horn	McBride	Rouse	Schreiber	Tercek
Diversified Mid-Cap Growth	1	2009	2003	2003	2013	2012	2003	2013	2012	2003	2009
Diversified Small-Cap Growth	1	2009	2001	1997	2013	2012	2003	2013	2012	2001	2009
Dividend Growth	1	2009	2001	1992	2013	2012	2003	2013	2012	2001	2009
Equity Income	1	2009	2001	1994	2013	2012	2003	2013	2012	2001	2009
Financial Services	1	2009	2001	1996	2013	2012	2003	2013	2012	2001	2009
Floating Rate	1	2011	2011	2011	2013	2013	2011	2013	2013	2011	2011
Global Allocation	1	2013	2013	2013	2013	2013	2013	2013	2013	2013	2013
Global Multi-Sector Bond	1	2009	2008	2008	2013	2013	2008	2013	2013	2008	2009
Global Real Estate	1	2009	2008	2008	2013	2012	2008	2013	2012	2008	2009
Global Technology	1	2009	2001	2000	2013	2012	2003	2013	2012	2001	2009
GNMA	1	2009	1985	2001	2013	2013	2003	2013	2013	1992	2009
Growth & Income	1	2009	2001	1982	2013	2012	2003	2013	2012	2001	2009
Growth Stock	1	2009	2001	1980	2013	2012	2003	2013	2012	2001	2009
Health Sciences	1	2009	2001	1995	2013	2012	2003	2013	2012	2001	2009
High Yield	1	2009	1984	2001	2013	2013	2003	2013	2013	1992	2009
Index Trust	3	2009	2001	1994	2013	2012	2003	2013	2012	2001	2009
Inflation Focused Bond	1	2009	2006	2006	2013	2013	2006	2013	2013	2006	2009
Inflation Protected Bond	1	2009	2002	2002	2013	2013	2003	2013	2013	2002	2009
Institutional Equity	6	2009	2001	1996	2013	2012	2003	2013	2012	2001	2009
Institutional Income	6	2009	2002	2002	2013	2013	2003	2013	2013	2002	2009
Institutional International	11	2009	1991	1989	2013	2012	2003	2013	2012	2001	2009
Intermediate Tax-Free High Yield	1	2014	2014	2014	2014	2014	2014	2014	2014	2014	2014
International	22	2009	1991	1988	2013	2012	2003	2013	2012	2001	2009
International Index	1	2009	2000	2000	2013	2012	2003	2013	2012	2001	2009
Media & Telecommunications	1	2009	2001	1997	2013	2012	2003	2013	2012	2001	2009
Mid-Cap Growth	1	2009	2001	1992	2013	2012	2003	2013	2012	2001	2009
Mid-Cap Value	1	2009	2001	1996	2013	2012	2003	2013	2012	2001	2009
Multi-Sector Account Portfolios	6	2012	2012	2012	2013	2013	2012	2013	2013	2012	2012
New America Growth	1	2009	2001	1985	2013	2012	2003	2013	2012	2001	2009
New Era	1	2009	2001	1994	2013	2012	2003	2013	2012	2001	2009
New Horizons	1	2009	2001	1994	2013	2012	2003	2013	2012	2001	2009
New Income	1	2009	1980	2001	2013	2013	2003	2013	2013	1992	2009
Personal Strategy	3	2009	2001	1994	2013	2012	2003	2013	2012	2001	2009
Prime Reserve	1	2009	1979	2001	2013	2013	2003	2013	2013	1992	2009
Real Assets	1	2010	2010	2010	2013	2012	2010	2013	2012	2010	2010
Real Estate	1	2009	2001	1997	2013	2012	2003	2013	2012	2001	2009

		Independent Directors
Corporation/Trust	Number of portfolios	Brody	Deering	Dick	Duncan	Gerrard	Horn	McBride	Rouse	Schreiber	Tercek
TRP Reserve Investment	4	2009	1997	2001	2013	2013	2003	2013	2013	1997	2009
Retirement	25	2009	2002	2002	2013	2012	2003	2013	2012	2002	2009
Science & Technology	1	2009	2001	1994	2013	2012	2003	2013	2012	2001	2009
Short-Term Bond	2	2009	1983	2001	2013	2013	2003	2013	2013	1992	2009
Small-Cap Stock	1	2009	2001	1992	2013	2012	2003	2013	2012	2001	2009
Small-Cap Value	1	2009	2001	1994	2013	2012	2003	2013	2012	2001	2009
Spectrum	3	2009	2001	1999	2013	2012	2003	2013	2012	2001	2009
State Tax-Free Income Trust	8	2009	1986	2001	2013	2013	2003	2013	2013	1992	2009
Summit	1	2009	1993	2001	2013	2013	2003	2013	2013	1993	2009
Summit Municipal	3	2009	1993	2001	2013	2013	2003	2013	2013	1993	2009
Tax-Efficient	1	2009	2001	1997	2013	2012	2003	2013	2012	2001	2009
Tax-Exempt Money	1	2009	1983	2001	2013	2013	2003	2013	2013	1992	2009
Tax-Free High Yield	1	2009	1984	2001	2013	2013	2003	2013	2013	1992	2009
Tax-Free Income	1	2009	1983	2001	2013	2013	2003	2013	2013	1992	2009
Tax-Free Short-Intermediate	2	2009	1983	2001	2013	2013	2003	2013	2013	1992	2009
U.S. Bond Enhanced Index	1	2009	2000	2001	2013	2013	2003	2013	2013	2000	2009
U.S. Large-Cap Core	1	2009	2009	2009	2013	2012	2009	2013	2012	2009	2009
U.S. Treasury	3	2009	1989	2001	2013	2013	2003	2013	2013	1992	2009
Value	1	2009	2001	1994	2013	2012	2003	2013	2012	2001	2009

Corporation/Trust	Number of portfolios	Inside Directors
		Bernard	Rogers	Wiese
Balanced	1	2006	2006	—
Blue Chip Growth	1	2006	2006	—
California Tax-Free Income Trust	2	2006	—	2015
Capital Appreciation	1	2006	2006	—
Capital Opportunity	1	2006	2013	—
Corporate Income	1	2006	—	2015
Credit Opportunities	1	2014	—	2015
Diversified Mid-Cap Growth	1	2006	2013	—
Diversified Small-Cap Growth	1	2006	2013	—
Dividend Growth	1	2006	2006	—
Equity Income	1	2006	2006	—
Financial Services	1	2006	2006	—
Floating Rate	1	2011	—	2015
Global Allocation	1	2013	2013	—
Global Multi-Sector Bond	1	2008	—	2015

Corporation/Trust	Number of portfolios	Inside Directors
		Bernard	Rogers	Wiese
Global Real Estate	1	2008	2008	—
Global Technology	1	2006	2006	—
GNMA	1	2006	—	2015
Growth & Income	1	2006	2006	—
Growth Stock	1	2006	2006	—
Health Sciences	1	2006	2013	—
High Yield	1	2006	—	2015
Index Trust	3	2006	2006	—
Inflation Focused Bond	1	2006	—	2015
Inflation Protected Bond	1	2006	—	2015
Institutional Equity	6	2006	2006	—
Institutional Income	6	2006	—	2015
Institutional International	11	2006	2006	—
Intermediate Tax-Free High Yield	1	2014	—	2015
International	22	2006	2006	—
International Index	1	2006	2006	—
Media & Telecommunications	1	2006	2006	—
Mid-Cap Growth	1	2006	2006	—
Mid-Cap Value	1	2006	2006	—
Multi-Sector Account Portfolios	6	2012	—	2015
New America Growth	1	2006	2013	—
New Era	1	2006	2006	—
New Horizons	1	2006	2013	—
New Income	1	2006	—	2015
Personal Strategy	3	2006	2006	—
Prime Reserve	1	2006	—	2015
Real Assets	1	2010	2010	—
Real Estate	1	2006	2006	—
TRP Reserve Investment	4	2006	—	2015
Retirement	25	2006	2006	—
Science & Technology	1	2006	2013	—
Short-Term Bond	2	2006	—	2015
Small-Cap Stock	1	2006	2013	—
Small-Cap Value	1	2006	2013	—
Spectrum	3	2006	2006	—
State Tax-Free Income Trust	8	2006	—	2015
Summit	1	2006	—	2015
Summit Municipal	3	2006	—	2015
Tax-Efficient	1	2006	2006	—
Tax-Exempt Money	1	2006	—	2015
Tax-Free High Yield	1	2006	—	2015

Corporation/Trust	Number of portfolios	Inside Directors
		Bernard	Rogers	Wiese
Tax-Free Income	1	2006	—	2015
Tax-Free Short-Intermediate	2	2006	—	2015
U.S. Bond Enhanced Index	1	2006	—	2015
U.S. Large-Cap Core	1	2009	2009	—
U.S. Treasury	3	2006	—	2015
Value	1	2006	2006	—

Officers

Fund	Name	Position Held With Fund
All funds	Darrell N. Braman David Oestreicher John W. Ratzesberger Deborah D. Seidel Jeffrey T. Zoller Gregory K. Hinkle Patricia B. Lippert John R. Gilner	Vice President Vice President Vice President Vice President Vice President Treasurer Secretary Chief Compliance Officer

Fund	Name	Position Held With Fund

Balanced

Charles M. Shriver

E. Frederick Bair

Kimberly E. DeDominicis

Anna M. Dopkin

Anna A. Dreyer

Mark S. Finn

Paul A. Karpers

Robert M. Larkins

Wyatt A. Lee

Raymond A. Mills

Larry J. Puglia

Guido F. Stubenrauch

Toby M. Thompson

Richard T. Whitney

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Blue Chip Growth

Larry J. Puglia

Ziad Bakri

Peter J. Bates

Ryan N. Burgess

Eric L. DeVilbiss

Shawn T. Driscoll

Paul D. Greene II

Ryan S. Hedrick

Thomas J. Huber

George A. Marzano

Vivek Rajeswaran

Amit Seth

Robert W. Sharps

Taymour R. Tamaddon

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund
California Tax-Free Income Trust California Tax-Free Bond California Tax-Free Money

Hugh D. McGuirk

Joseph K. Lynagh

Konstantine B. Mallas

Austin Applegate

Steven G. Brooks

M. Helena Condez

G. Richard Dent

Charles E. Emrich

Stephanie A. Gentile

Alan D. Levenson

Linda A. Murphy

Alexander S. Obaza

Douglas D. Spratley

Timothy G. Taylor

Edward A. Wiese

Chen Shao

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Capital Appreciation

David R. Giroux

Ryan N. Burgess

Jon M. Friar

Paul D. Greene II

Nina P. Jones

Vidya Kadiyam

Steven D. Krichbaum

John D. Linehan

Paul M. Massaro

Sudhir Nanda

Robert T. Quinn, Jr.

Farris G. Shuggi

Gabriel Solomon

William J. Stromberg

Taymour R. Tamaddon

Susan G. Troll

Tamara P. Wiggs

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Capital Opportunity

Ann M. Holcomb

Jason B. Polun

Eric L. Veiel

Kennard W. Allen

Peter J. Bates

Ryan N. Burgess

Christopher W. Carlson

Donald J. Easley

Joseph B. Fath

Mark S. Finn

Steven D. Krichbaum

Jennifer Martin

Jeffrey Rottinghaus

Justin P. White

(For remaining officers, refer to the “All funds” table)

Co-President Co-President Co-President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund
Corporate Income

David A. Tiberii

Steve Boothe

Steven G. Brooks

Michael P. Daley

Michael J. Grogan

Paul A. Karpers

Michael Lambe

Alan D. Levenson

Samy B. Muaddi

Alexander S. Obaza

Miso Park

Vernon A. Reid, Jr.

Theodore E. Robson

Brian M. Ropp

Scott D. Solomon

Kimberly A Stokes

Robert D. Thomas

Lauren T. Wagandt

Thea N. Williams

J. Howard Woodward

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Credit Opportunities

Paul A. Karpers

Michael F. Blandino

Christopher P. Brown, Jr.

Andrew P. Jamison

James M. Murphy

Rodney M. Rayburn

Brian A. Rubin

Robert D. Thomas

Siby Thomas

Lauren T. Wagandt

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Diversified Mid-Cap Growth

Donald J. Peters

Donald J. Easley

Kennard W. Allen

Peter J. Bates

Brian W.H. Berghuis

Eric L. DeVilbiss

Sudhir Nanda

Timothy E. Parker

Amit Seth

John F. Wakeman

Rouven J. Wool-Lewis

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Diversified Small-Cap Growth	Sudhir Nanda Boyko D. Atanassov Donald J. Easley Prashant G. Jeyaganesh Curt J. Organt Farris G. Shuggi J. David Wagner (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund
Dividend Growth

Thomas J. Huber

Peter J. Bates

Jon M. Friar

James H. Friedland

David M. Lee

Robert T. Quinn, Jr.

Jeffrey Rottinghaus

David L. Rowlett

Gabriel Solomon

John M. Williams

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Equity Income

Brian C. Rogers

Andrew M. Brooks

Ryan Burgess

Mark S. Finn

Jon M. Friar

David R. Giroux

Thomas J. Huber

Nina P. Jones

John D. Linehan

Heather K. McPherson

John M. Williams

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Financial Services

Gabriel Solomon

Stephen M. Finamore

Christopher T. Fortune

Jon M. Friar

David R. Giroux

Nina P. Jones

Yoichiro Kai

Gregory Locraft

Andrew McCormick

Ian C. McDonald

Michael J. McGonigle

Jason B. Polun

Frederick A. Rizzo

Matt J. Snowling

Mitchell J.K. Todd

Susan G. Troll

Eric L. Veiel

Zenon Voyiatzis

Tamara P. Wiggs

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Floating Rate

Mark J. Vaselkiv

Paul M. Massaro

Brian E. Burns

Michael F. Connelly

Stephen M. Finamore

Justin T. Gerbereux

David R. Giroux

Steven C. Huber

Paul A. Karpers

Michael J. McGonigle

Brian A. Rubin

Thomas E. Tewksbury

Thea N. Williams

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund
Global Allocation

Charles M. Shriver

Stephen L. Bartolini

Robert L. Harlow

Steven C. Huber

Stefan Hubrich

Robert M. Larkins

Robert A. Panariello

Toby M. Thompson

Richard T. Whitney

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Global Multi-Sector Bond

Steven C. Huber

Steve Boothe

Michael J. Conelius

Arif Husain

Andrew J. Keirle

Paul M. Massaro

Andrew C. McCormick

Samy B. Muaddi

David A. Stanley

Ju Yen Tan

Mark J. Vaselkiv

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Global Real Estate

Nina P. Jones

Harishankar Balkrishna

Richard N. Clattenburg

Tetsuji Inoue

Jai Kapadia

David M. Lee

Robert J. Marcotte

Raymond A. Mills

Philip A. Nestico

Viral S. Patel

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Global Technology

Joshua K. Spencer

Kennard W. Allen

Christopher W. Carlson

David J. Eiswert

Henry M. Ellenbogen

Paul D. Greene II

Rhett K. Hunter

Jacqueline Liu

Heather K. McPherson

Tobias F. Mueller

Hiroaki Owaki

Michael F. Sola

Thomas H. Watson

Justin P. White

Alison Mei Ling Yip

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

GNMA

Andrew C. McCormick

Anil K. Andhavarapu

Brian J. Brennan

Christopher P. Brown, Jr.

Ramon R. de Castro

Keir R. Joyce

Martin G. Lee

Alan D. Levenson

Michael K. Sewell

John D. Wells

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

Growth & Income

Jeffrey Rottinghaus

Peter J. Bates

Ryan N. Burgess

Andrew S. Davis

Shawn T. Driscoll

Thomas J. Huber

Nina P. Jones

David L. Rowlett

Matt J. Snowling

Joshua K. Spencer

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Growth Stock

Joseph B. Fath

Andrew S. Davis

Shawn T. Driscoll

David J. Eiswert

Jon M. Friar

Paul D. Greene II

Barry Henderson

Daniel Martino

Robert W. Sharps

Taymour R. Tamaddon

Thomas H. Watson

Justin P. White

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Health Sciences	Taymour R. Tamaddon Ziad Bakri Melissa C. Gallagher John Hall Jason Nogueira Adam Poussard Kyle Rasbach Jon Davis Wood Rouven J. Wool-Lewis (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
High Yield

Mark J. Vaselkiv

Jason A. Bauer

Andrew M. Brooks

Andrew L. Cohen

Michael F. Connelly

Michael Della Vedova

Carson R. Dickson

Stephen M. Finamore

Justin T. Gerbereux

Andrew P. Jamison

Paul A. Karpers

Paul M. Massaro

Brian A. Rubin

Thomas E. Tewksbury

Michael J. Trivino

Thea N. Williams

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Index Trust Equity Index 500 Extended Equity Market Index Total Equity Market Index	E. Frederick Bair Ken D. Uematsu Neil Smith Craig A. Thiese Michael Wehn J. Zachary Wood (For remaining officers, refer to the “All funds” table)	President Executive Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund
Inflation Focused Bond

Daniel O. Shackelford

Stephen L. Bartolini

Brian J. Brennan

Steven G. Brooks

Jerome A. Clark

Bridget A. Ebner

Michael J. Grogan

Geoffrey M. Hardin

Charles B. Hill

Keir R. Joyce

Wyatt A. Lee

Andrew C. McCormick

Cheryl A. Mickel

Vernon A. Reid, Jr.

Michael F. Reinartz

Rebecca L. Setcavage

Scott D. Solomon

John D. Wells

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Inflation Protected Bond	Daniel O. Shackelford Stephen L. Bartolini Brian J. Brennan Geoffrey M. Hardin Alan D. Levenson Andrew C. McCormick Rebecca L. Setcavage (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President

Institutional Equity Funds

 Institutional Large-Cap Core Growth

 Institutional Large-Cap Growth

 Institutional Large-Cap Value

 Institutional Mid-Cap Equity Growth

 Institutional Small-Cap Stock

 Institutional U.S. Structured Research

Brian C. Rogers

Brian W.H. Berghuis

Mark S. Finn

Ann M. Holcomb

John D. Linehan

Gregory A. McCrickard

Heather K. McPherson

Jason B. Polun

Larry J. Puglia

Robert W. Sharps

Eric L. Veiel

J. David Wagner

John F. Wakeman

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Institutional Income Funds

 Institutional Core Plus

 Institutional Credit Opportunities

 Institutional Floating Rate

 Institutional Global Multi-Sector Bond

 Institutional High Yield

 Institutional Long Duration Credit

Mark J. Vaselkiv

Brian J. Brennan

Steven C. Huber

Paul A. Karpers

Paul M. Massaro

David A. Tiberii

Jason A. Bauer

Michael F. Blandino

Steve Boothe

Andrew M. Brooks

Christopher P. Brown, Jr.

Brian E. Burns

Andrew L. Cohen

Michael J. Conelius

Michael F. Connelly

Michael P. Daley

Stephen M. Finamore

Justin T. Gerbereux

David R. Giroux

Michael J. Grogan

President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

Arif Husain

Andrew P. Jamison

Andrew J. Keirle

Michael Lambe

Robert M. Larkins

Andrew C. McCormick

Michael J. McGonigle

Samy B. Muaddi

James M. Murphy

Alexander S. Obaza

Miso Park

Rodney M. Rayburn

Vernon A. Reid, Jr.

Theodore E. Robson

Brian M. Ropp

Brian A. Rubin

Daniel O. Shackelford

Scott D. Solomon

David A. Stanley

Kimberly A. Stokes

Ju Yen Tan

Thomas E. Tewksbury

Robert. D. Thomas

Siby Thomas

Lauren T. Wagandt

Thea N. Williams

J. Howard Woodward

(For remaining officers, refer to the “All funds” table)

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Institutional International Funds

 Institutional Africa & Middle East

 Institutional Emerging Markets Bond

 Institutional Emerging Markets Equity

 Institutional Frontier Markets Equity

 Institutional Global Focused Growth Equity

 Institutional Global Growth Equity

 Institutional Global Value Equity

 Institutional International Bond

 Institutional International Concentrated Equity

 Institutional International Core Equity

 Institutional International Growth Equity

Christopher D. Alderson

Oliver D.M. Bell

R. Scott Berg

Richard N. Clattenburg

Michael J. Conelius

Mark J.T. Edwards

David J. Eiswert

Arif Husain

Andrew J. Keirle

Sebastien Mallet

Raymond A. Mills

Joshua Nelson

Jason Nogueira

Gonzalo Pangaro

Christopher J. Rothery

Federico Santilli

Ulle Adamson

Roy H. Adkins

Paulina Amieva

Malik S. Asif

Harishankar Balkrishna

Peter J. Bates

Steve Boothe

Peter I. Botoucharov

Tala Boulos

Carolyn Hoi Che Chu

Archibald Ciganer Albeniz

Michael Della Vedova

Richard de los Reyes

Laurent Del Grande

Shawn T. Driscoll

Bridget A. Ebner

Mark S. Finn

Paul D. Greene II

President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

Benjamin Griffiths

Richard L. Hall

Steven C Huber

Stefan Hubrich

Randal S. Jenneke

Yoichiro Kai

Christopher J. Kushlis

Mark J. Lawrence

David M. Lee

Christopher C. Loop

Anh Lu

Jonathan H.W. Matthews

Sudhir Nanda

Sridhar Nishtala

Michael D. Oh

Kenneth A. Orchard

Oluwaseun A. Oyegunle

Craig J. Pennington

Sebastian Schrott

Robert W. Sharps

John C.A. Sherman

Robert W. Smith

Gabriel Solomon

Joshua K. Spencer

David A. Stanley

Taymour R. Tamaddon

Ju Yen Tan

Dean Tenerelli

Eric L. Veiel

Verena E. Wachnitz

Christopher S. Whitehouse

J. Howard Woodward

Ernest C. Yeung

(For remaining officers, refer to the “All funds” table)

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Intermediate Tax-Free High Yield

James M. Murphy

R. Lee Arnold, Jr.

M. Helena Condez

G. Richard Dent

Sarah J. Engle

Charles B. Hill

Dylan Jones

Marcy M. Lash

Konstantine B. Mallas

Hugh D. McGuirk

Linda A. Murphy

Timothy G. Taylor

Chen Shao

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President

International Funds

 Africa & Middle East

 Asia Opportunities

 Emerging Europe

 Emerging Markets Bond

 Emerging Markets Corporate Bond

 Emerging Markets Local Currency Bond

 Emerging Markets Stock

 European Stock

 Global Growth Stock

 Global High Income Bond

 Global Industrials

 Global Stock

 Global Unconstrained Bond

Christopher D. Alderson

Ulle Adamson

Peter J. Bates

Oliver D.M. Bell

R. Scott Berg

Archibald Ciganer Albeniz

Richard N. Clattenburg

Michael J. Conelius

Michael Della Vedova

Mark J.T. Edwards

David J. Eiswert

Arif Husain

Andrew J. Keirle

Anh Lu

President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Fund	Name	Position Held With Fund
International Bond International Concentrated Equity International Discovery International Growth & Income International Stock Japan Latin America New Asia Overseas Stock

Jonathan H.W. Matthews

Raymond A. Mills

Eric C. Moffett

Joshua Nelson

Jason Nogueira

Gonzalo Pangaro

Christopher J. Rothery

Federico Santilli

Dean Tenerelli

Justin Thomson

Mark J. Vaselkiv

Verena E. Wachnitz

Roy H. Adkins

Syed H. Ali

Paulina Amieva

Malik S. Asif

Harishankar Balkrishna

Sheena L. Barbosa

Luis M. Baylac

Steve Boothe

Peter I. Botoucharov

Tala Boulos

Ryan N. Burgess

Sheldon Chan

Tak Yiu Cheng

Carolyn Hoi Che Chu

Andrew S. Davis

Richard de los Reyes

Laurent Del Grande

Shawn T. Driscoll

Bridget A. Ebner

Henry M. Ellenbogen

Ryan W. Ferro

Mark S. Finn

Melissa C. Gallagher

Vishnu Vardhan Gopal

Joel Grant

Paul D. Greene II

Benjamin Griffiths

Richard L. Hall

Steven C. Huber

Stefan Hubrich

Tetsuji Inoue

Michael Jacobs

Randal S. Jenneke

Prashant G. Jeyaganesh

Yoichiro Kai

Jai Kapadia

Christopher J. Kushlis

Shengrong Lau

Mark J. Lawrence

David M. Lee

Jacqueline Liu

Christopher C. Loop

Sebastien Mallet

Ryan Martyn

Jihong Min

Samy B. Muaddi

Philip A. Nestico

Sridhar Nishtala

Michael D. Oh

Kenneth A. Orchard

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

Curt J. Organt

Paul T. O’Sullivan

Hiroaki Owaki

Oluwaseun A. Oyegunle

Craig J. Pennington

Austin M. Powell

Vivek Rajeswaran

Frederick A. Rizzo

David L. Rowlett

Sebastian Schrott

Jeneiv Shah

Robert W. Sharps

John C.A. Sherman

Robert W. Smith

Gabriel Solomon

Eunbin Song

Joshua K. Spencer

David A. Stanley

Taymour R. Tamaddon

Ju Yen Tan

Sin Dee Tan

Siby Thomas

Mitchell J.K. Todd

Kes Visuvalingam

David J. Wallack

Hiroshi Watanabe

Christopher S. Whitehouse

Clive M. Williams

J. Howard Woodward

Marta Yago

Ernest C. Yeung

Alison Mei Ling Yip

Wenli Zheng

(For remaining officers, refer to the “All funds” table)

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

International Index Fund International Equity Index	E. Frederick Bair Neil Smith Craig A. Thiese Ken D. Uematsu Michael Wehn J. Zachary Wood (For remaining officers, refer to the “All funds” table)	President Executive Vice President Vice President Vice President Vice President Vice President Vice President
Media & Telecommunications

Paul D. Greene II

Ulle Adamson

David J. Eiswert

Henry M. Ellenbogen

Joseph B. Fath

James H. Friedland

Jacqueline Liu

Daniel Martino

Philip A. Nestico

Corey D. Shull

Robert W. Smith

Verena E. Wachnitz

Thomas H. Watson

Justin P. White

Christopher S. Whitehouse

Ernest C. Yeung

Wenli Zheng

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

Mid-Cap Growth

Brian W.H. Berghuis

John F. Wakeman

Kennard W. Allen

Ira W. Carnahan

Shawn T. Driscoll

Donald J. Easley

Henry M. Ellenbogen

Joseph B. Fath

Robert J. Marcotte

David L. Rowlett

Taymour R. Tamaddon

Justin P. White

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Mid-Cap Value

David J. Wallack

Heather K. McPherson

Ryan N. Burgess

Christopher W. Carlson

Ira W. Carnahan

Henry M. Ellenbogen

Mark S. Finn

Ryan Hedrick

Gregory A. McCrickard

J. David Wagner

Justin P. White

John M. Williams

(For remaining officers, refer to the “All funds” table)

President Executive Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Multi-Sector Account Portfolios

 Emerging Markets Corporate Multi-Sector Account Portfolio

 Emerging Markets Local Multi-Sector Account Portfolio

 Floating Rate Multi-Sector Account Portfolio

 High Yield Multi-Sector Account Portfolio

 Investment-Grade Corporate Multi-Sector Account Portfolio

 Mortgage-Backed Securities Multi-Sector Account Portfolio

Edward A. Wiese

Michael J. Conelius

Andrew J. Keirle

Paul M. Massaro

Andrew C. McCormick

David A. Tiberii

Mark J. Vaselkiv

Roy H. Adkins

Anil K. Andhavarapu

Steve Boothe

Peter I. Botoucharov

Tala Boulos

Brian J. Brennan

Steven G. Brooks

Christopher P. Brown, Jr.

Brian E. Burns

Sheldon Chan

Carolyn Hoi Che Chu

Michael F. Connelly

Michael P. Daley

Ramon R. de Castro

Stephen M. Finamore

Justin T. Gerbereux

Michael J. Grogan

Steven C. Huber

Arif Husain

Keir R. Joyce

Paul A. Karpers

Christopher J. Kushlis

Michael Lambe

Martin G. Lee

Alan D. Levenson

Christopher C. Loop

Michael J. McGonigle

Samy B. Muaddi

Alexander S. Obaza

President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

Michael D. Oh

Kenneth A. Orchard

Miso Park

Vernon A. Reid, Jr.

Theodore E. Robson

Brian M. Ropp

Christopher J. Rothery

Brian A. Rubin

Michael K. Sewell

Daniel O. Shackelford

Scott D. Solomon

David A. Stanley

Kimberly A. Stokes

Ju Yen Tan

Thomas E. Tewksbury

Robert. D. Thomas

Siby Thomas

Lauren T. Wagandt

John D. Wells

Thea N. Williams

J. Howard Woodward

(For remaining officers, refer to the “All funds” table)

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

New America Growth

Daniel Martino

Ziad Bakri

Brian W.H. Berghuis

Eric L. DeVilbiss

Shawn T. Driscoll

Barry Henderson

Ian C. McDonald

Curt J. Organt

David L. Rowlett

Robert W. Sharps

Taymour R. Tamaddon

Craig A. Thiese

Thomas H. Watson

Justin P. White

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
New Era

Shawn T. Driscoll

Syed H. Ali

Ryan N. Burgess

Richard de los Reyes

Eric L. DeVilbiss

Christopher Driessen

Donald J. Easley

Mark S. Finn

Ryan S. Hedrick

Shinwoo Kim

Ryan Martyn

Heather K. McPherson

Christian O’Neill

Timothy E. Parker

Craig J. Pennington

Vivek Rajeswaran

Thomas A. Shelmerdine

Craig A. Thiese

David J. Wallack

John M. Williams

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund

New Horizons

Henry M. Ellenbogen

Francisco M. Alonso

Preston G. Athey

Ziad Bakri

Brian W.H. Berghuis

Michael F. Blandino

Christopher W. Carlson

Eric L. DeVilbiss

Barry Henderson

Rhett K. Hunter

Timothy E. Parker

Amit Seth

Corey D. Shull

Michael F. Sola

Taymour R. Tamaddon

Justin Thomson

J. David Wagner

Thomas H. Watson

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

New Income

Daniel O. Shackelford

Steve Boothe

Brian J. Brennan

Christopher P. Brown, Jr.

Michael J. Grogan

Geoffrey M. Hardin

Steven C. Huber

Robert M. Larkins

Alan D. Levenson

Andrew C. McCormick

Vernon A. Reid, Jr.

David A. Tiberii

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Personal Strategy Funds Personal Strategy Balanced Personal Strategy Growth Personal Strategy Income

Charles M. Shriver

Christopher D. Alderson

E. Frederick Bair

Brian W.H. Berghuis

Jerome A. Clark

Kimberly E. DeDominicis

Mark S. Finn

David R. Giroux

Ian D. Kelson

Wyatt A. Lee

Raymond A. Mills

Larry J. Puglia

Brian C. Rogers

Daniel O. Shackelford

Robert W. Smith

Guido F. Stubenrauch

Toby M. Thompson

Mark J. Vaselkiv

Richard T. Whitney

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund
Prime Reserve

Joseph K. Lynagh

Austin Applegate

Steven G. Brooks

M. Helena Condez

G. Richard Dent

Stephanie A. Gentile

Alan D. Levenson

Cheryl A. Mickel

Alexander S. Obaza

Douglas D. Spratley

Chen Shao

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President
Real Assets

Wyatt A. Lee

E. Frederick Bair

Richard de los Reyes

Shawn T. Driscoll

Stefan Hubrich

Nina P. Jones

David M. Lee

Daniel O. Shackelford

Charles M. Shriver

Richard T. Whitney

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Real Estate	David M. Lee Anna M. Dopkin Thomas J. Huber Nina P. Jones Philip A. Nestico Preeta Ragavan Theodore E. Robson Weijie Si (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
TRP Reserve Investment Funds Government Reserve Investment Reserve Investment Short-Term Government Reserve Short-Term Reserve

Joseph K. Lynagh

Austin Applegate

Steven G. Brooks

M. Helena Condez

G. Richard Dent

Stephani A. Gentile

Alan D. Levenson

Cheryl A. Mickel

Alexander S. Obaza

Douglas D. Spratley

Chen Shao

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President

Fund	Name	Position Held With Fund

Retirement Funds

 Retirement 2005

 Retirement 2010

 Retirement 2015

 Retirement 2020

 Retirement 2025

 Retirement 2030

 Retirement 2035

 Retirement 2040

 Retirement 2045

 Retirement 2050

 Retirement 2055

 Retirement 2060

 Retirement Balanced

 Target Retirement 2005

 Target Retirement 2010

 Target Retirement 2015

 Target Retirement 2020

 Target Retirement 2025

 Target Retirement 2030

 Target Retirement 2035

 Target Retirement 2040

 Target Retirement 2045

 Target Retirement 2050

 Target Retirement 2055

 Target Retirement 2060

Jerome A. Clark

Wyatt A. Lee

Christopher D. Alderson

Brian W.H. Berghuis

Kimberly E. DeDominicis

David R. Giroux

Ian D. Kelson

Brian C. Rogers

Daniel O. Shackelford

Charles M. Shriver

Robert W. Smith

Guido F. Stubenrauch

Mark J. Vaselkiv

Richard T. Whitney

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Science & Technology

Kennard W. Allen

Brian W.H. Berghuis

David J. Eiswert

Paul D. Greene II

Rhett K. Hunter

Daniel Martino

Tobias F. Mueller

Michael F. Sola

Joshua K. Spencer

Alan Tu

Thomas H. Watson

Justin P. White

Alison Mei Ling Yip

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Short-Term Bond Ultra Short-Term Bond

Edward A. Wiese

Joseph K. Lynagh

Brian J. Brennan

Steven G. Brooks

M. Helena Condez

Bridget A. Ebner

Michael J. Grogan

Geoffrey M. Hardin

Charles B. Hill

Keir R. Joyce

Andrew C. McCormick

Cheryl A. Mickel

Michael F. Reinartz

Daniel O. Shackelford

Douglas D. Spratley

John D. Wells

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Fund	Name	Position Held With Fund
Small-Cap Stock

Gregory A. McCrickard

Francisco M. Alonso

Preston G. Athey

Ira W. Carnahan

Andrew S. Davis

Christopher T. Fortune

Robert J. Marcotte

Curt J. Organt

Timothy E. Parker

Charles G. Pepin

Michael F. Sola

J. David Wagner

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Small-Cap Value

J. David Wagner

Francisco M. Alonso

Preston G. Athey

Andrew S. Davis

Christopher T. Fortune

Ryan Hedrick

Nina P. Jones

Gregory A. McCrickard

Curt J. Organt

Timothy E. Parker

Farris G. Shuggi

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Spectrum Funds Spectrum Growth Spectrum Income Spectrum International

Charles M. Shriver

Christopher D. Alderson

Brian W.H. Berghuis

Kimberly E. DeDominicis

David R. Giroux

Ian D. Kelson

Brian C. Rogers

Daniel O. Shackelford

Robert W. Smith

Guido F. Stubenrauch

Toby M. Thompson

Mark J. Vaselkiv

Richard T. Whitney

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund

State Tax-Free Income Trust

 Georgia Tax-Free Bond

 Maryland Short-Term Tax-Free Bond

 Maryland Tax-Free Bond

 Maryland Tax-Free Money

 New Jersey Tax-Free Bond

 New York Tax-Free Bond

 New York Tax-Free Money

 Virginia Tax-Free Bond

Hugh D. McGuirk

Charles B. Hill

Joseph K. Lynagh

Konstantine B. Mallas

Austin Applegate

R. Lee Arnold, Jr.

M. Helena Condez

G. Richard Dent

Charles E. Emrich

Sarah J. Engle

Stephanie A. Gentile

Dylan Jones

Marcy M. Lash

Alan D. Levenson

James M. Murphy

Linda A. Murphy

Alexander S. Obaza

Douglas D. Spratley

Timothy G. Taylor

Edward A. Wiese

James T. Lynch

Chen Shao

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Assistant Vice President

Summit Funds Summit Cash Reserves

Joseph K. Lynagh

Anil K. Andhavarapu

Austin Applegate

Stephen L. Bartolini

Brian J. Brennan

Christopher P. Brown, Jr.

M. Helena Condez

G. Richard Dent

Stephanie A. Gentile

Keir R. Joyce

Martin G. Lee

Alan D. Levenson

Cheryl A. Mickel

Alexander S. Obaza

Douglas D. Spratley

Susan G. Troll

John D. Wells

Chen Shao

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Fund	Name	Position Held With Fund
Summit Municipal Funds Summit Municipal Income Summit Municipal Intermediate Summit Municipal Money Market

Hugh D. McGuirk

Charles B. Hill

Joseph K. Lynagh

Konstantine B. Mallas

Austin Applegate

R. Lee Arnold, Jr.

M. Helena Condez

G. Richard Dent

Charles E. Emrich

Sarah J. Engle

Stephanie A. Gentile

Dylan Jones

Marcy M. Lash

Alan D. Levenson

James M. Murphy

Linda A. Murphy

Alexander S. Obaza

Douglas D. Spratley

Timothy G. Taylor

Edward A. Wiese

James T. Lynch

Chen Shao

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Executive Vice President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Assistant Vice President

Tax-Efficient Funds Tax-Efficient Equity

Donald J. Peters

Kennard W. Allen

Preston G. Athey

Ziad Bakri

Andrew S. Davis

Donald J. Easley

Timothy E. Parker

William J. Stromberg

Taymour R. Tamaddon

Alan Tu

Mark R. Weigman

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
Tax-Exempt Money

Joseph K. Lynagh

Austin Applegate

Steven G. Brooks

M. Helena Condez

G. Richard Dent

Stephanie A. Gentile

Marcy M. Lash

Alan D. Levenson

Alexander S. Obaza

Douglas D. Spratley

Edward A. Wiese

Chen Shao

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President

Fund	Name	Position Held With Fund
Tax-Free High Yield

James M. Murphy

R. Lee Arnold, Jr.

Austin Applegate

M. Helena Condez

G. Richard Dent

Sarah J. Engle

Charles B. Hill

Dylan Jones

Marcy M. Lash

Konstantine B. Mallas

Hugh D. McGuirk

Linda A. Murphy

Timothy G. Taylor

Chen Shao

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Tax-Free Income

Konstantine B. Mallas

R. Lee Arnold, Jr.

M. Helena Condez

G. Richard Dent

Sarah J. Engle

Charles B. Hill

Marcy M. Lash

Hugh D. McGuirk

James M. Murphy

Timothy G. Taylor

James T. Lynch

Chen Shao

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Assistant Vice President Assistant Vice President
Tax-Free Short-Intermediate Tax-Free Ultra Short-Term Bond

Charles B. Hill

Austin Applegate

M. Helena Condez

G. Richard Dent

Charles E. Emrich

Dylan Jones

Marcy M. Lash

Joseph K. Lynagh

Konstantine B. Mallas

Hugh D. McGuirk

Timothy G. Taylor

Edward A. Wiese

James T. Lynch

Chen Shao

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Assistant Vice President

U.S. Bond Enhanced Index	Robert M. Larkins Steven C. Huber Martin G. Lee Andrew C. McCormick Brian M. Ropp Daniel O. Shackelford Scott D. Solomon David A. Tiberii (For remaining officers, refer to the “All funds” table)	President Vice President Vice President Vice President Vice President Vice President Vice President Vice President

Fund	Name	Position Held With Fund
U.S. Large-Cap Core

Jeffrey Rottinghaus

Peter J. Bates

Shawn T. Driscoll

Joseph B. Fath

Mark S. Finn

Paul D. Greene II

John D. Linehan

George A. Marzano

Robert W. Sharps

Gabriel Solomon

(For remaining officers, refer to the “All funds” table)

President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President Vice President
U.S. Treasury Funds U.S. Treasury Intermediate U.S. Treasury Long-Term U.S. Treasury Money

Brian J. Brennan

Joseph K. Lynagh

Austin Applegate

Stephen L. Bartolini

Steven G. Brooks

M. Helena Condez

G. Richard Dent

Stephanie A. Gentile

Geoffrey M. Hardin

Alan D. Levenson

Andrew C. McCormick

Cheryl A. Mickel

Samy B. Muaddi

Alexander S. Obaza

Vernon A. Reid, Jr.

Rebecca L. Setcavage

Daniel O. Shackelford

Douglas D. Spratley

Chen Shao

(For remaining officers, refer to the “All funds” table)

President

Executive Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Assistant Vice President

Value

Mark S. Finn

Peter J. Bates

Jason A. Bauer

Ryan N. Burgess

Ira W. Carnahan

Andrew S. Davis

David R. Giroux

Joel Grant

John D. Linehan

Heather K. McPherson

Robert T. Quinn, Jr.

Brian C. Rogers

Gabriel Solomon

Joshua K. Spencer

Tamara P. Wiggs

(For remaining officers, refer to the “All funds” table)

President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Officers

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Ulle Adamson, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Executive Vice President, International Funds, Vice President, Institutional International Funds and Media & Telecommunications Fund
Roy H. Adkins, 1970 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)

Christopher D. Alderson, 1962

Company’s Representative, Director and Vice President, Price Hong Kong; Director and Vice President, Price Singapore and T. Rowe Price International; Vice President, T. Rowe Price Group, Inc.

President, Institutional International Funds and International Funds; Vice President, Personal Strategy Funds, Retirement Funds, and Spectrum Funds
Syed H. Ali, 1970 Vice President, Price Singapore and T. Rowe Price Group, Inc.; formerly Research Analyst, Credit Suisse Securities (to 2010)	Vice President, International Funds and New Era Fund
Kennard W. Allen, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Science & Technology Fund; Vice President, Capital Opportunity Fund, Diversified Mid-Cap Growth Fund, Global Technology Fund, Mid-Cap Growth Fund, and Tax-Efficient Funds
Francisco M. Alonso, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, New Horizons Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Paulina Amieva, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Institutional International Funds and International Funds
Anil K. Andhavarapu, 1980 Vice President, T. Rowe Price	Vice President, GNMA Fund, Multi-Sector Account Portfolios, and Summit Funds
Austin Applegate, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Municipal Credit Research Analyst, Barclays Capital (to 2011)

Vice President, California Tax-Free Income Trust, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

R. Lee Arnold, Jr., 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA, CPA	Executive Vice President, Intermediate Tax-Free High Yield Fund and Tax-Free High Yield Fund; Vice President, State Tax-Free Income Trust, Summit Municipal Funds, and Tax-Free Income Fund

Malik S. Asif, 1981

Vice President, T. Rowe Price Group and T. Rowe Price International; formerly student, The University of Chicago Booth School of Business (to 2012); Investment Consultant - Middle East and North Africa Investment Team, International Finance Corporation – The World Bank Group (to 2010)

Vice President, Institutional International Funds and International Funds

Boyko D. Atanassov, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly, Quantitative Equity Research AVP, AllianceBernstein (to 2010)	Vice President, Diversified Small-Cap Growth Fund
Preston G. Athey, 1949 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CIC	Vice President, New Horizons Fund, Small-Cap Stock Fund, Small-Cap Value Fund, and Tax-Efficient Funds
E. Frederick Bair, 1969 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA	President, Index Trust and International Index Fund; Vice President, Balanced Fund, Personal Strategy Funds, and Real Assets Fund
Ziad Bakri, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Vice President, Cowen and Company (to 2011); M.D., CFA	Vice President, Blue Chip Growth Fund, Health Sciences Fund, New America Growth Fund, New Horizons Fund, and Tax-Efficient Funds
Harishankar Balkrishna, 1983 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly intern, T. Rowe Price (to 2010)	Vice President, Global Real Estate Fund, Institutional International Funds, and International Funds
Sheena L. Barbosa, 1983 Vice President, Price Hong Kong and T. Rowe Price Group	Vice President, International Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Stephen L. Bartolini, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Portfolio Manager, Senior Trader, and Analyst, Fannie Mae (to 2010); CFA	Vice President, Global Allocation Fund, Inflation Focused Bond Fund, Inflation Protected Bond Fund, Summit Funds, and U.S. Treasury Funds
Peter J. Bates, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

Executive Vice President, International Funds; Vice President, Blue Chip Growth Fund, Capital Opportunity Fund, Diversified Mid-Cap Growth Fund, Dividend Growth Fund, Growth & Income Fund, Institutional International Funds, U.S. Large-Cap Core Fund, and Value Fund

Jason A. Bauer, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, High Yield Fund, Institutional Income Funds, and Value Fund
Luis M. Baylac, 1982 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds
Oliver D.M. Bell, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Head of Global Emerging Markets Research, Pictet Asset Management Ltd. (to 2011)	Executive Vice President, Institutional International Funds and International Funds
R. Scott Berg, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, Institutional International Funds and International Funds
Brian W.H. Berghuis, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA

President, Mid-Cap Growth Fund; Executive Vice President, Institutional Equity Funds; Vice President, Diversified Mid-Cap Growth Fund, New America Growth Fund, New Horizons Fund, Personal Strategy Funds, Retirement Funds, Science & Technology Fund, and Spectrum Funds

Michael F. Blandino, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Credit Opportunities Fund, Institutional Income Funds, and New Horizons Fund

Steve Boothe, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

Executive Vice President, Corporate Income Fund; Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, Institutional International Funds, International Funds, Multi-Sector Account Portfolios, and New Income Fund

Peter I. Botoucharov, 1965

Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Director – EMEA Macroeconomic Research and Strategy (to 2012); and Global Source, Independent Financial Advisor (to 2010)

Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Tala Boulos, 1984 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly, Vice President, CEEMEA Corporate Credit Research, Deutsche Bank (to 2013)	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Darrell N. Braman, 1963

Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, T. Rowe Price Investment Services, Inc., and T. Rowe Price Services, Inc.

Vice President, all funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Brian J. Brennan, 1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA

President, U.S. Treasury Funds; Executive Vice President, Institutional Income Funds; Vice President, GNMA Fund, Inflation Focused Bond Fund, Inflation Protected Bond Fund, Multi-Sector Account Portfolios, New Income Fund, Short-Term Bond Fund, and Summit Funds

Andrew M. Brooks, 1956 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Income Fund, High Yield Fund, and Institutional Income Funds
Steven G. Brooks, 1954 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

Vice President, California Tax-Free Income Trust, Corporate Income Fund, Inflation Focused Bond Fund, Multi-Sector Account Portfolios, Prime Reserve Fund, TRP Reserve Investment Funds, Short-Term Bond Fund, Tax-Exempt Money Fund, and U.S. Treasury Funds

Christopher P. Brown, Jr., 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Credit Opportunities Fund, GNMA Fund, Institutional Income Funds, Multi-Sector Account Portfolios, New Income Fund, and Summit Funds
Ryan N. Burgess, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

Vice President, Blue Chip Growth Fund, Capital Appreciation Fund, Capital Opportunity Fund, Equity Income Fund, Growth & Income Fund, International Funds, Mid-Cap Value Fund, New Era Fund, and Value Fund

Brian E. Burns, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Floating Rate Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Christopher W. Carlson, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Opportunity Fund, Global Technology Fund, Mid-Cap Value Fund, and New Horizons Fund
Ira W. Carnahan, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Stock Fund, and Value Fund
Sheldon Chan, 1981 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; formerly Associate Director, HSBC (Hong Kong) (to 2011)	Vice President, International Funds and Multi-Sector Account Portfolios
Tak Yiu Cheng, 1974 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; CFA, CPA	Vice President, International Funds

Carolyn Hoi Che Chu, 1974

Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; formerly Director, Bank of America Merrill Lynch and co-head of credit and convertibles research team in Hong Kong (to 2010)

Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Archibald Ciganer Albeniz, 1976 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Executive Vice President, International Funds; Vice President, Institutional International Funds
Jerome A. Clark, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company; CFA	President, Retirement Funds; Vice President, Inflation Focused Bond Fund and Personal Strategy Funds
Richard N. Clattenburg, 1979 Vice President, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International; CFA	Executive Vice President, Institutional International Funds and International Funds; Vice President, Global Real Estate Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Andrew L. Cohen, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Associate – Power & Energy/Strategic Investments Metlife Investments (to 2010); CFA	Vice President, High Yield Fund and Institutional Income Funds
M. Helena Condez, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, California Tax-Free Income Trust, Intermediate Tax-Free High Yield Fund, Prime Reserve Fund, TRP Reserve Investment Funds, Short-Term Bond Fund, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Michael J. Conelius, 1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA	Executive Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios; Vice President, Global Multi-Sector Bond Fund and Institutional Income Funds

Michael F. Connelly, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Floating Rate Fund, High Yield Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Michael P. Daley, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Andrew S. Davis, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Growth & Income Fund, Growth Stock Fund, International Funds, Small-Cap Stock Fund, Small-Cap Value Fund, Tax-Efficient Funds, and Value Fund
Kimberly E. DeDominicis, 1976 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International	Vice President, Balanced Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds
Ramon R. de Castro, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Chief Operating Officer, Amherst Advisory & Management, LLC (to 2012)	Vice President, GNMA and Multi-Sector Account Portfolios
Richard de los Reyes, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Institutional International Funds, International Funds, New Era Fund, and Real Assets Fund
Laurent Delgrande, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Portfolio Manager, Fidelity International Limited (to 2014)	Vice President, Institutional International Funds and International Funds
Michael Della Vedova, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, High Yield Fund and Institutional International Funds
G. Richard Dent, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, California Tax-Free Income Trust, Intermediate Tax-Free High Yield Fund, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Eric L. DeVilbiss, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Blue Chip Growth Fund, Diversified Mid-Cap Growth Fund, New America Growth Fund, New Era Fund, and New Horizons Fund
Carson R. Dickson, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA, CPA	Vice President, High Yield Fund
Anna M. Dopkin, 1967 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA	Vice President, Balanced Fund and Real Estate Fund
Anna Dreyer, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.,	Vice President, Balanced Fund
Shawn T. Driscoll, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, New Era Fund; Vice President, Blue Chip Growth Fund, Growth & Income Fund, Growth Stock Fund, Institutional International Funds, International Funds, Mid-Cap Growth Fund, New America Growth Fund, Real Assets Fund, and U.S. Large-Cap Core Fund

Donald J. Easley, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, Diversified Mid-Cap Growth Fund; Vice President, Capital Opportunity Fund, Diversified Small-Cap Growth Fund, Mid-Cap Growth Fund, New Era Fund, and Tax-Efficient Funds
Bridget A. Ebner, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Inflation Focused Bond Fund, Institutional International Funds, International Funds, and Short-Term Bond Fund
Mark J.T. Edwards, 1957 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds and International Funds
David J. Eiswert, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International; CFA

Executive Vice President, Institutional International Funds and International Funds; Vice President, Global Technology Fund, Growth Stock Fund, Media & Telecommunications Fund, and Science & Technology Fund

Henry M. Ellenbogen, 1973 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, New Horizons Fund; Vice President, Global Technology Fund, International Funds, Media & Telecommunications Fund, Mid-Cap Growth Fund, and Mid-Cap Value Fund
Charles E. Emrich, 1961 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, California Tax-Free Income Trust, State Tax-Free Income Trust, Summit Municipal Funds, and Tax-Free Short-Intermediate Fund

Sarah J. Engle, 1979

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Program Examiner and Policy Analyst, Office of Management & Budget (to 2012); Analyst, Moody’s Investor Service (to 2010)

Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Income Trust, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Income Fund
Joseph B. Fath, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CPA	President, Growth Stock Fund; Vice President, Capital Opportunity Fund, Media & Telecommunications Fund, Mid-Cap Growth Fund, and U.S. Large-Cap Core Fund
Stephen M. Finamore, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	Vice President, Financial Services Fund, Floating Rate Fund, High Yield Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Mark S. Finn, 1963 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA

President, Value Fund; Executive Vice President, Institutional Equity Funds; Vice President, Balanced Fund, Capital Opportunity Fund, Equity Income Fund, Institutional International Funds, International Funds, Mid-Cap Value Fund, New Era Fund, Personal Strategy Funds, and U.S. Large-Cap Core Fund

Christopher T. Fortune, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Jon M. Friar, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Summer Intern, T. Rowe Price (to 2011)	Vice President, Capital Appreciation Fund, Dividend Growth Fund, Equity Income Fund, Financial Services Fund, and Growth Stock Fund
James H. Friedland, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Internet Analyst and Managing Director, Cowen and Company (to 2012)	Vice President, Dividend Growth Fund and Media & Telecommunications Fund
Melissa C. Gallagher, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Health Sciences Fund and International Funds
Stephanie A. Gentile, 1956 Vice President, T. Rowe Price; formerly Director, Credit Suisse Securities (to 2014); CFA

Vice President, California Tax-Free Income Trust, Prime Reserve Fund, Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Funds, and U.S. Treasury Funds

Justin T. Gerbereux, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Floating Rate Fund, High Yield Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
John R. Gilner, 1961 Chief Compliance Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc. and T. Rowe Price Investment Services, Inc.	Chief Compliance Officer, all funds
David R. Giroux, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA

President, Capital Appreciation Fund; Vice President, Equity Income Fund, Financial Services Fund, Floating Rate Fund, Institutional Income Funds, Personal Strategy Funds, Retirement Funds, Spectrum Funds, and Value Fund

Vishnu Vardhan Gopal, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, International Funds
Joel Grant, 1978 Vice President, T. Rowe Price; formerly Analyst, Fidelity International (to 2014)	Vice President, International Funds, and Value Fund
Paul D. Greene II, 1978 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Media & Telecommunications Fund; Vice President, Blue Chip Growth Fund, Capital Appreciation Fund, Global Technology Fund, Growth Stock Fund, Institutional International Funds, International Funds, Science & Technology Fund, and U.S. Large-Cap Core Fund

Benjamin Griffiths, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Institutional International Funds and International Funds
Michael J. Grogan, 1971 Vice President, T. Rowe Price and T. Rowe Price Group Inc.; CFA	Vice President, Corporate Income Fund, Inflation Focused Bond Fund, Institutional Income Funds, Multi-Sector Account Portfolios, New Income Fund, and Short-Term Bond Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Richard L. Hall, 1979 Vice President, T. Rowe Price and T. Rowe Price Group Inc.; formerly, Financial Attaché, U.S. Department of Treasury, International Affairs Division (to 2012)	Vice President, Institutional International Funds and International Funds
Geoffrey M. Hardin, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Inflation Focused Bond Fund, Inflation Protected Bond Fund, New Income Fund, Short-Term Bond Fund, and U.S. Treasury Funds
Robert L. Harlow, 1986 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CAIA, CFA	Vice President, Global Allocation Fund
Ryan S. Hedrick, 1980 Vice President, T. Rowe Price and T. Rowe Price Group Inc.; formerly, Analyst, Davidson Kempner Capital Management (to 2013); CFA	Vice President, Blue Chip Growth Fund, Mid-Cap Value Fund, New Era Fund, and Small-Cap Value Fund
Barry Henderson, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Growth Stock Fund, New America Growth Fund, and New Horizons Fund
Charles B. Hill, 1961 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

President, Tax-Free Short-Intermediate Fund; Executive Vice President, State Tax-Free Income Trust and Summit Municipal Funds; Vice President, Inflation Focused Bond Fund, Intermediate Tax-Free High Yield Fund, Short-Term Bond Fund, Tax-Free High Yield Fund, and Tax-Free Income Fund

Gregory K. Hinkle, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CPA	Treasurer, all funds
Ann M. Holcomb, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Executive Vice President, Institutional Equity Funds; Co-President, Capital Opportunity Fund

Steven C. Huber, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA, FSA

President, Global Multi-Sector Bond Fund; Executive Vice President, Institutional Income Funds; Vice President, Floating Rate Fund, Global Allocation Fund, Institutional International Funds, International Funds, Multi-Sector Account Portfolios, New Income Fund, and U.S. Bond Enhanced Index Fund

Thomas J. Huber, 1966 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Dividend Growth Fund; Vice President, Blue Chip Growth Fund, Equity Income Fund, Growth & Income Fund, and Real Estate Fund

Stefan Hubrich, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Ph.D., CFA	Vice President, Global Allocation Fund, Institutional International Funds, International Funds, and Real Assets Fund
Rhett K. Hunter, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Technology Fund, New Horizons Fund, and Science & Technology Fund

Arif Husain, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Director/Head of UK and Euro Fixed Income, AllianceBernstein (to 2013); CFA	Executive Vice President, Institutional International Funds and International Funds; Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Tetsuji Inoue, 1971

Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Equity Sales, JP Morgan Chase Securities Ltd. (to 2012) and Equity Specialist Technology, ICAP PLC (to 2010)

Vice President, Global Real Estate Fund and International Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Michael Jacobs, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly, Vice President, JP Morgan Asset Management (to 2013)	Vice President, International Funds
Andrew P. Jamison, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Credit Opportunities Fund, High Yield Fund, and Institutional Income Funds
Randal S. Jenneke, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Senior Portfolio Manager Australian Equities (to 2010)	Vice President, Institutional International Funds and International Funds
Prashant G. Jeyaganesh, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Diversified Small-Cap Growth Fund, and International Funds
Dylan Jones, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Income Trust, Summit Municipal Funds, Tax-Free High Yield Fund, and Tax-Free Short-Intermediate Fund
Nina P. Jones, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA

President, Global Real Estate Fund, Vice President, Capital Appreciation Fund, Equity Income Fund, Financial Services Fund, Growth & Income Fund, Real Assets Fund, Real Estate Fund, and Small-Cap Value Fund

Keir R. Joyce, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, GNMA Fund, Inflation Focused Bond Fund, Multi-Sector Account Portfolios, Short-Term Bond Fund, and Summit Funds
Vidya Kadiyam, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund
Yoichiro Kai, 1973 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Financial Services Fund, Institutional International Funds, and International Funds
Jai Kapadia, 1982 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; formerly student, MIT Sloan School of Management (to 2011)	Vice President, Global Real Estate Fund and International Funds
Paul A. Karpers, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

Executive Vice President, Institutional Income Funds; President, Credit Opportunities Fund; Vice President, Balanced Fund, Corporate Income Fund, Floating Rate Fund, High Yield Fund, and Multi-Sector Account Portfolios

Andrew J. Keirle, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios; Vice President, Global Multi-Sector Bond Fund and Institutional Income Funds

Ian D. Kelson, 1956 Director and Vice President, T. Rowe Price International; Vice President, T. Rowe Price Group, Inc.	Vice President, Personal Strategy Funds, Retirement Funds, and Spectrum Funds
Shinwoo Kim, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, New Era Fund
Steven D. Krichbaum, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund and Capital Opportunity Fund
Christopher J. Kushlis, 1976 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Michael Lambe, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Robert M. Larkins, 1973 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, U.S. Bond Enhanced Index Fund; Vice President, Balanced Fund, Global Allocation Fund, Institutional Income Funds, and New Income Fund
Marcy M. Lash, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Intermediate Tax-Free High Yield Fund, State Tax-Free Income Trust, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund

Shengrong Lau, 1982

Vice President, Price Singapore and T. Rowe Price Group, Inc.; formerly student, The Wharton School, University of Pennsylvania (to 2012); Private Equity Associate – Financial Services, Stone Point Capital (to 2010)

Vice President, International Funds

Mark J. Lawrence, 1970 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds
David M. Lee, 1962 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Real Estate Fund; Vice President, Dividend Growth Fund, Global Real Estate Fund, Institutional International Funds, International Funds, and Real Assets Fund
Martin G. Lee, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, GNMA Fund, Multi-Sector Account Portfolios, Summit Funds, and U.S. Bond Enhanced Index Fund
Wyatt A. Lee, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Real Assets Fund; Executive Vice President, Retirement Funds; Vice President, Balanced Fund, Inflation Focused Bond Fund, and Personal Strategy Funds
Alan D. Levenson, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Ph.D.

Vice President, California Tax-Free Income Trust, Corporate Income Fund, GNMA Fund, Inflation Protected Bond Fund, Multi-Sector Account Portfolios, New Income Fund, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

John D. Linehan, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Executive Vice President, Institutional Equity Funds; Vice President, Capital Appreciation Fund, Equity Income Fund, U.S. Large-Cap Core Fund, and Value Fund
Patricia B. Lippert, 1953 Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.	Secretary, all funds
Jacqueline L. Liu, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; formerly Investment Analyst, Fidelity International Hong Kong Limited (to 2014)	Vice President, Global Technology Fund, International Funds, and Media & Telecommunications Fund
Christopher C. Loop, 1966 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Anh Lu, 1968 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Executive Vice President, International Funds; Vice President, Institutional International Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Joseph K. Lynagh, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA

President, Prime Reserve Fund, TRP Reserve Investment Funds, and Tax-Exempt Money Fund; Executive Vice President, California Tax-Free Income Trust, Short-Term Bond Fund, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, and U.S. Treasury Funds; Vice President, Tax-Free Short-Intermediate Fund

James T. Lynch, 1983 Assistant Vice President, T. Rowe Price; CFA	Assistant Vice President, State Tax-Free Income Trust, Summit Municipal Funds, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund
Konstantine B. Mallas, 1963 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

President, Tax-Free Income Fund; Executive Vice President, California Tax-Free Income Trust, Intermediate Tax-Free High Yield Fund, State Tax-Free Income Trust, and Summit Municipal Funds; Vice President, Tax-Free High Yield Fund and Tax-Free Short-Intermediate Fund

Sebastien Mallet, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds; Vice President, International Funds
Robert J. Marcotte, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Real Estate Fund, Mid-Cap Growth Fund, and Small-Cap Stock Fund
Jennifer Martin, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Opportunity Fund
Daniel Martino, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, New America Growth Fund; Vice President, Growth Stock Fund, Media & Telecommunications Fund, and Science & Technology Fund
Ryan Martyn, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds and New Era Fund
George A. Marzano, 1980 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund and U.S. Large-Cap Core Fund

Paul M. Massaro, 1975 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA

Executive Vice President, Floating Rate Fund, Institutional Income Funds, and Multi-Sector Account Portfolios; Vice President, Capital Appreciation Fund, Global Multi-Sector Bond Fund, and High Yield Fund

Jonathan H.W. Matthews, 1975 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Executive Vice President, International Funds; Vice President, Institutional International Funds

Andrew C. McCormick, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, GNMA Fund; Executive Vice President, Multi-Sector Account Portfolios; Vice President, Financial Services Fund, Global Multi-Sector Bond Fund, Inflation Focused Bond Fund, Inflation Protected Bond Fund, Institutional Income Funds, New Income Fund, Short-Term Bond Fund, U.S. Bond Enhanced Index Fund, and U.S. Treasury Funds

Gregory A. McCrickard, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Small-Cap Stock Fund; Executive Vice President, Institutional Equity Funds; Vice President, Mid-Cap Value Fund and Small-Cap Value Fund
Ian C. McDonald, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund and New America Growth Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Michael J. McGonigle, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Financial Services Fund, Floating Rate Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Hugh D. McGuirk, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

President, California Tax-Free Income Trust, State Tax-Free Income Trust, and Summit Municipal Funds; Vice President, Intermediate Tax-Free High Yield Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund

Heather K. McPherson, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	Executive Vice President, Institutional Equity Funds and Mid-Cap Value Fund; Vice President, Equity Income Fund, Global Technology Fund, New Era Fund, and Value Fund
Cheryl A. Mickel, 1967 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Inflation Focused Bond Fund, Prime Reserve Fund, Reserve Investment Funds, Short-Term Bond Fund, Summit Funds, and U.S. Treasury Funds
Raymond A. Mills, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; Ph.D., CFA	Executive Vice President, Institutional International Funds and International Funds; Vice President, Balanced Fund, Global Real Estate Fund, and Personal Strategy Funds

Jihong Min, 1979

Vice President, Price Singapore and T. Rowe Price Group, Inc.; formerly Financial Analyst, Geosphere Capital Management, Singapore (to 2012) and Financial Analyst, Fortress Investment Group, Hong Kong (to 2009)

Vice President, International Funds
Eric C. Moffett, 1974 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Executive Vice President, International Funds

Samy B. Muaddi, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Corporate Income Fund, Global Multi-Sector Bond Fund, Institutional Income Funds, International Funds, Multi-Sector Account Portfolios, and U.S. Treasury Funds

Tobias F. Mueller, 1980 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Intern, T. Rowe Price (to 2011)	Vice President, Global Technology Fund and Science & Technology Fund
James M. Murphy, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

President, Intermediate Tax-Free High Yield Fund and Tax-Free High Yield Fund; Vice President, Credit Opportunities Fund, Institutional Income Funds, State Tax-Free Income Trust, Summit Municipal Funds, and Tax-Free Income Fund

Linda A. Murphy, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, California Tax-Free Income Trust, Intermediate Tax-Free High Yield Fund, State Tax-Free Income Trust, Summit Municipal Funds, and Tax-Free High Yield Fund
Sudhir Nanda, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Ph.D., CFA	President, Diversified Small-Cap Growth Fund; Vice President, Capital Appreciation Fund, Diversified Mid-Cap Growth Fund, and Institutional International Funds
Joshua Nelson, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Institutional International Funds and International Funds
Philip A. Nestico, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Real Estate Fund, International Funds, Media & Telecommunications Fund, and Real Estate Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Sridhar Nishtala, 1975 Vice President, Price Singapore and T. Rowe Price Group, Inc.	Vice President, Institutional International Funds and International Funds
Jason Nogueira, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, Institutional International Funds and International Funds; Vice President, Health Sciences Fund
Alexander S. Obaza, 1981 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Vice President, California Tax-Free income Trust, Corporate Income Fund, Institutional Income, Multi-Sector Account Portfolios, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

David Oestreicher, 1967

Director, Vice President, and Secretary, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Chief Legal Officer, Vice President, and Secretary, T. Rowe Price Group, Inc.; Vice President and Secretary, T. Rowe Price and T. Rowe Price International; Vice President, Price Hong Kong and Price Singapore

Vice President, all funds
Michael D. Oh, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Kenneth A. Orchard, 1975 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Vice President, Moody’s Investors Service (to 2010)	Vice President, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Curt J. Organt, 1968 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Diversified Small-Cap Growth Fund, International Funds, New America Growth Fund, Small-Cap Stock Fund, and Small-Cap Value Fund
Paul T. O’Sullivan, 1973 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds
Hiroaki Owaki, 1962 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Global Technology Fund and International Funds

Oluwaseun A. Oyegunle, 1984

Vice President, T. Rowe Price International; formerly, student, The Wharton School, University of Pennsylvania (to 2013); Summer Investment Analyst, T. Rowe Price International (2012); Analyst, Asset & Resource Management Limited (to 2012); Analyst, Vetiva Capital Management Limited (to 2011); CFA

Vice President, Institutional International Funds and International Funds
Robert A. Panariello, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Allocation Fund
Gonzalo Pangaro, 1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Executive Vice President, Institutional International Funds and International Funds
Miso Park, 1982 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Credit Analyst, M&G Investments (to 2010); CFA	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Timothy E. Parker, 1974 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Diversified Mid-Cap Growth Fund, New Era Fund, New Horizons Fund, Small-Cap Stock Fund, Small-Cap Value Fund, and Tax-Efficient Funds
Viral S. Patel, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Vice President, Berstein Value Equities (to 2011)	Vice President, Global Real Estate Fund
Craig J. Pennington, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly, Global Energy Analyst, Insight Investment (to 2010); CFA	Vice President, Institutional International Funds, International Funds, and New Era Fund
Charles G. Pepin, 1966 Director, T. Rowe Price Trust Company; Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Small-Cap Stock Fund
Donald J. Peters, 1959 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Diversified Mid-Cap Growth Fund and Tax-Efficient Funds
Jason B. Polun, 1974 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Executive Vice President, Institutional Equity Funds; Co-President, Capital Opportunity Fund; Vice President, Financial Services Fund
Adam Poussard, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Assistant Vice President – Equity Research, Healthcare Distribution & Technology, Barclays Capital (to 2010)	Vice President, Health Sciences Fund
Austin M. Powell, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds
Larry J. Puglia, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA	President, Blue Chip Growth Fund; Executive Vice President, Institutional Equity Funds; Vice President, Balanced Fund, and Personal Strategy Funds
Robert T. Quinn, Jr., 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Dividend Growth Fund, and Value Fund
Vivek Rajeswaran, 1985 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly, student, Columbia Business School (to 2012)	Vice President, Blue-Chip Growth Fund, International Funds, and New Era Fund
Kyle Rasbach, 1980 Employee, T. Rowe Price; formerly, Vice President, Cowen and Company (to 2013)	Vice President, Health Sciences Fund

John W. Ratzesberger, 1975

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; formerly, North American Head of Listed Derivatives Operation, Morgan Stanley (to 2013)

Vice President, all funds
Rodney M. Rayburn, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Managing Director, Värde Partners (to 2014); CFA	Vice President, Credit Opportunities Fund
Vernon A. Reid, Jr., 1954 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Inflation Focused Bond Fund, Institutional Income Funds, Multi-Sector Account Portfolios, New Income Fund, and U.S. Treasury Funds
Michael F. Reinartz, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Inflation Focused Bond Fund and Short-Term Bond Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Frederick A. Rizzo, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Financial Services Fund and International Funds
Theodore E. Robson, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Corporate Income Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and Real Estate Fund
Brian M. Ropp, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	Vice President, Corporate Income Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and U.S. Bond Enhanced Index Fund
Christopher J. Rothery, 1963 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, Institutional International Funds and International Funds; Vice President, Multi-Sector Account Portfolios

Jeffrey Rottinghaus, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	President, Growth & Income Fund and U.S. Large-Cap Core Fund; Vice President, Capital Opportunity Fund and Dividend Growth Fund

David L. Rowlett, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Dividend Growth Fund, Growth & Income Fund, International Funds, Mid-Cap Growth Fund, and New America Growth Fund
Brian A. Rubin, 1974 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CPA	Vice President, Credit Opportunities Fund, Floating Rate Fund, High Yield Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Federico Santilli, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Executive Vice President, Institutional International Funds and International Funds
Sebastian Schrott, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds
Deborah D. Seidel, 1962 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Services, Inc.	Vice President, all funds

Rebecca L. Setcavage, 1982 Vice President, T. Rowe Price	Vice President, Inflation Focused Bond Fund, Inflation Protected Bond Fund, and U.S. Treasury Funds

Amit Seth, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Blue Chip Growth Fund, Diversified Mid-Cap Growth Fund, and New Horizons Fund
Michael K. Sewell, 1982 Vice President, T. Rowe Price	Vice President, GNMA Fund and Multi-Sector Account Portfolios
Daniel O. Shackelford, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA

President, Inflation Focused Bond Fund, Inflation Protected Bond Fund, and New Income Fund; Vice President, Institutional Income Funds, Multi-Sector Account Portfolios, Personal Strategy Funds, Real Assets Fund, Retirement Funds, Short-Term Bond Fund, Spectrum Funds, U.S. Bond Enhanced Index Fund, and U.S. Treasury Funds

Jeneiv Shah, 1980 Vice President, T. Rowe Price International; formerly Analyst, Mirae Asset Global Investments (to 2010); CFA	Vice President, International Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Chen Shao, 1980 Assistant Vice President, T. Rowe Price

Assistant Vice President, California Tax-Free Income Trust, Intermediate Tax-Free High Yield Fund, Prime Reserve Fund, TRP Reserve Investment Funds, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, Tax-Free High Yield Fund, Tax-Free Income Fund, Tax-Free Short-Intermediate Fund, and U.S. Treasury Funds

Robert W. Sharps, 1971 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA

Executive Vice President, Institutional Equity Funds; Vice President, Blue Chip Growth Fund, Growth Stock Fund, Institutional International Funds, International Funds, New America Growth Fund, and U.S. Large-Cap Core Fund

Thomas A. Shelmerdine, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly, Investment Committee Member, Myer Family Company Holdings Limited (to 2012)	Vice President, New Era Fund
John C.A. Sherman, 1969 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds and International Funds

Charles M. Shriver, 1967 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Balanced Fund, Global Allocation Fund, Personal Strategy Funds, and Spectrum Funds; Vice President, Real Assets Fund and Retirement Funds
Farris G. Shuggi, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Diversified Small-Cap Growth Fund, and Small-Cap Value Fund
Corey D. Shull, 1983 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Media & Telecommunications Fund and New Horizons Fund
Weijie Si, 1983 Vice President, T. Rowe Price and T. Rowe Price Group; formerly, student, Harvard Business School (to 2012); Private Equity Associate (to 2010)	Vice President, Real Estate Fund
Neil Smith, 1972 Vice President, Price Hong Kong, Price Singapore, T. Rowe Price Group, Inc., and T. Rowe Price International	Executive Vice President, International Index Fund; Vice President, Index Trust
Robert W. Smith, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Institutional International Funds, International Funds, Media & Telecommunications Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds

Matt J. Snowling, 1971

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Managing Director – Specialty Finance, Citadel Securities (to 2011); Managing Director of Investment Services and Senior Vice President, Senior Analyst, Education Services Research Group (to 2011); CFA

Vice President, Financial Services Fund and Growth & Income Fund
Michael F. Sola, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Global Technology Fund, New Horizons Fund, Science & Technology Fund, and Small-Cap Stock Fund

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Gabriel Solomon, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Financial Services Fund; Vice President, Capital Appreciation Fund, Dividend Growth Fund, Institutional International Funds, International Funds, U.S. Large-Cap Core Fund, and Value Fund
Scott D. Solomon, 1981 Vice President, T. Rowe Price; CFA	Vice President, Corporate Income Fund, Inflation Focused Bond Fund, Institutional Income Funds, Multi-Sector Account Portfolios, and U.S. Bond Enhanced Index Fund
Eunbin Song, 1980 Vice President, Price Singapore and T. Rowe Price Group, Inc.; CFA	Vice President, International Funds
Joshua K. Spencer, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	President, Global Technology Fund; Vice President, Growth & Income Fund, Institutional International Funds, International Funds, Science & Technology Fund, and Value Fund
Douglas D. Spratley, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

Vice President, California Tax-Free Income Trust, Prime Reserve Fund, TRP Reserve Investment Funds, Short-Term Bond Fund, State Tax-Free Income Trust, Summit Funds, Summit Municipal Funds, Tax-Exempt Money Fund, and U.S. Treasury Funds

David A. Stanley, 1963 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Kimberly A. Stokes, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Institutional Income Funds, and Multi-Sector Account Portfolios

William J. Stromberg, 1960

Director and Vice President, T. Rowe Price; Vice President, Price Hong Kong, Price Singapore, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA

Vice President, Capital Appreciation Fund and Tax-Efficient Funds
Guido F. Stubenrauch, 1970 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Balanced Fund, Personal Strategy Funds, Retirement Funds, and Spectrum Funds
Taymour R. Tamaddon, 1976 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

President, Health Sciences Fund; Vice President, Blue Chip Growth Fund, Capital Appreciation Fund, Capital Opportunity Fund, Growth Stock Fund, Institutional International Funds, International Funds, Mid-Cap Growth Fund, New America Growth Fund, New Horizons Fund, and Tax-Efficient Funds

Ju Yen Tan, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Multi-Sector Bond Fund, Institutional Income Funds, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios

Sin Dee Tan, 1979 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, International Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Timothy G. Taylor, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA

Vice President, California Tax-Free Income Trust, Intermediate Tax-Free High Yield Fund, State Tax-Free Income Trust, Summit Municipal Funds, Tax-Free High Yield Fund, Tax-Free Income Fund, and Tax-Free Short-Intermediate Fund

Dean Tenerelli, 1964 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, Institutional International Funds
Thomas E. Tewksbury, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Floating Rate Fund, High Yield Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Craig A. Thiese, 1975 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Index Trust, International Index Fund, New America Growth Fund, and New Era Fund
Robert D. Thomas, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Senior Vice President, Moody’s Investors Service, London (to 2011)	Vice President, Corporate Income Fund, Credit Opportunities Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
Siby Thomas, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Credit Opportunities Fund, International Funds, Institutional Income Funds, and Multi-Sector Account Portfolios
Toby M. Thompson, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly, Director of Investments, I.A.M. National Pension Fund (to 2012); CFA, CAIA	Vice President, Balanced Fund, Global Allocation Fund, Personal Strategy Funds, and Spectrum Funds
Justin Thomson, 1968 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Executive Vice President, International Funds; Vice President, New Horizons Fund
David A. Tiberii, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA	President, Corporate Income Fund; Executive Vice President, Institutional Income Funds and Multi-Sector Account Portfolios; Vice President, New Income Fund and U.S. Bond Enhanced Index Fund
Mitchell J.K. Todd, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Financial Services Fund and International Funds
Michael J. Trivino, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Private Equity Group, Welsh, Carson & Stowe (to 2011)	Vice President, High Yield Fund
Susan G. Troll, 1966 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA	Vice President, Capital Appreciation Fund, Financial Services Fund, and Summit Funds
Ken D. Uematsu, 1969 Vice President, T. Rowe Price and T. Rowe Price Trust Company; CFA	Executive Vice President, Index Trust; Vice President, International Index Fund

Mark J. Vaselkiv, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

President, Floating Rate Fund, High Yield Fund, and Institutional Income Funds; Executive Vice President, International Funds and Multi-Sector Account Portfolios; Vice President, Global Multi-Sector Bond Fund, Personal Strategy Funds, and Retirement Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Eric L. Veiel, 1972 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Executive Vice President, Institutional Equity Funds; Co-President, Capital Opportunity Fund; Vice President, Financial Services Fund and Institutional International Funds
Kes Visuvalingam, 1968 Vice President, Price Hong Kong, Price Singapore, and T. Rowe Price Group, Inc.; CFA	Vice President, International Funds
Zenon Voyiatzis, 1971 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; formerly Managing Director, UBS Global Asset Management (to 2015)	Vice President, Financial Services Fund
Verena E. Wachnitz, 1978 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Executive Vice President, International Funds; Vice President, Institutional International Funds
Lauren T. Wagandt, 1984 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Corporate Income Fund, Credit Opportunities Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
J. David Wagner, 1974 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	President, Small-Cap Value Fund; Vice President, Diversified Small-Cap Growth Fund, Institutional Equity Funds, Mid-Cap Value Fund, New Horizons Fund, and Small-Cap Stock Fund
John F. Wakeman, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Mid-Cap Growth Fund; Vice President, Diversified Mid-Cap Growth Fund and Institutional Equity Funds
David J. Wallack, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Mid-Cap Value Fund; Vice President, International Funds and New Era Fund
Hiroshi Watanabe, 1975 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, International Funds
Thomas H. Watson, 1977 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Technology Fund, Growth Stock Fund, Media & Telecommunications Fund, New America Growth Fund, New Horizons Fund, and Science & Technology Fund
Michael T. Wehn, 1984 Vice President, T. Rowe Price	Vice President, Index Trust and International Index Fund
Mark R. Weigman, 1962 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CIC	Vice President, Tax-Efficient Funds
John D. Wells, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc.	Vice President, GNMA Fund, Inflation Focused Bond Fund, Multi-Sector Account Portfolios, Short-Term Bond Fund, and Summit Funds
Justin P. White, 1981 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Vice President, Capital Opportunity Fund, Global Technology Fund, Growth Stock Fund, Media & Telecommunications Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, New America Growth Fund, and Science & Technology Fund

Christopher S. Whitehouse, 1972 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Institutional International Funds, International Funds, and Media & Telecommunications Fund
Richard T. Whitney, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company; CFA	Vice President, Balanced Fund, Global Allocation Fund, Personal Strategy Funds, Real Assets Fund, Retirement Funds, and Spectrum Funds

Name, Year of Birth, and Principal Occupation(s) During Past 5 Years	Position(s) Held With Fund(s)
Tamara P. Wiggs, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Financial Services Fund, and Value Fund
Clive M. Williams, 1966 Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International	Vice President, International Funds
John M. Williams, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Dividend Growth Fund, Equity Income Fund, Mid-Cap Value Fund, and New Era Fund
Thea N. Williams, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Corporate Income Fund, Floating Rate Fund, High Yield Fund, Institutional Income Funds, and Multi-Sector Account Portfolios
J. Zachary Wood, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Index Trust and International Index Fund
Jon Davis Wood, 1979 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Senior Vice President and Senior Research Analyst, Jeffries & Company, Inc. (to 2013); CFA	Vice President, Health Sciences Fund
J. Howard Woodward, 1974 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International; CFA	Vice President, Corporate Income Fund, Institutional Income Funds, Institutional International Funds, International Funds, and Multi-Sector Account Portfolios
Rouven J. Wool-Lewis, 1973 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Ph.D.; formerly Vice President of Corporate Strategy, UnitedHealth Group (to 2011)	Vice President, Diversified Mid-Cap Growth Fund and Health Sciences Fund
Marta Yago, 1977 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, International Funds
Ernest C. Yeung, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.; CFA	Vice President, Institutional International Funds, International Funds, and Media & Telecommunications Fund
Alison Mei Ling Yip, 1966 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, Global Technology Fund, International Funds, and Science & Technology Fund
Wenli Zheng, 1979 Vice President, Price Hong Kong and T. Rowe Price Group, Inc.	Vice President, International Funds and Media & Telecommunications Fund
Jeffrey T. Zoller, 1970 Vice President, T. Rowe Price and T. Rowe Price Trust Company	Vice President, all funds

Directors’ Compensation

Each independent director is paid $270,000 annually for his/her service on the funds’ Boards and the chairman of the Committee of Independent Directors is paid an additional $100,000 annually for his/her service as Lead Independent Director. An independent director who serves on the Joint Audit Committee receives $10,000 annually for his/her service as a member of the committee and the Joint Audit Committee chairman receives $20,000 annually for his/her service as chairman of the committee. All of these fees are allocated to each fund on a pro rata basis based on each fund’s net assets relative to the other funds.

The following table shows the accrued amounts paid by each fund, and the total compensation that was paid from all of the funds, to the independent directors for the 2014 calendar year. The independent directors of the funds do not receive any pension or retirement benefits from the funds or T. Rowe Price. In addition, the officers and inside directors of the funds do not receive any compensation or benefits from the funds for their service.

Directors	Total Compensation
Brody	$270,000
Deering (Lead)	370,000
Dick	270,000
Duncan	280,000
Gerrard	290,000
Horn	270,000
McBride	280,000
Rouse	280,000
Schreiber	280,000
Tercek	270,000

The following table shows the amounts paid by each fund to the directors based on accrued compensation for the calendar year 2014:

Fund	Aggregate Compensation From Fund
	Brody	Deering	Dick	Duncan	Gerrard	Horn	McBride	Rouse	Schreiber	Tercek
Africa & Middle East	$92	$128	$92	$93	$96	$92	$93	$93	$95	$96
Asia Opportunities	4	6	4	5	5	4	5	5	5	4
Balanced	1,804	2,517	1,804	1,826	1,892	1,804	1,826	1,826	1,871	1,894
Blue Chip Growth	10,685	14,905	10,685	10,818	11,214	10,685	10,818	10,818	11,081	11,210
California Tax-Free Bond	192	268	192	195	202	192	195	195	199	202
California Tax-Free Money	36	50	36	36	38	36	36	36	37	38
Capital Appreciation	9,270	12,930	9,270	9,386	9,730	9,270	9,386	9,386	9,613	9,724
Capital Opportunity	284	397	284	288	299	284	288	288	295	299
Corporate Income	260	363	260	263	273	260	263	263	270	273
Credit Opportunities	9	13	9	9	10	9	9	9	10	10
Diversified Mid-Cap Growth	146	204	146	148	153	146	148	148	152	153
Diversified Small-Cap Growth	358	500	358	363	376	358	363	363	372	376
Dividend Growth	1,850	2,581	1,850	1,872	1,941	1,850	1,872	1,872	1,918	1,942
Emerging Europe	129	180	129	130	135	129	130	130	134	136
Emerging Markets Bond	1,931	2,693	1,931	1,955	2,027	1,931	1,955	1,955	2,002	2,025
Emerging Markets Corporate Bond	53	74	53	54	56	53	54	54	55	55
Emerging Markets Corporate Multi-Sector Account Portfolio	16	23	16	16	17	16	16	16	17	17
Emerging Markets Local Currency Bond	30	42	30	31	32	30	31	31	31	31

Fund	Aggregate Compensation From Fund
	Brody	Deering	Dick	Duncan	Gerrard	Horn	McBride	Rouse	Schreiber	Tercek
Emerging Markets Local Multi-Sector Account Portfolio	21	30	21	21	22	21	21	21	22	22
Emerging Markets Stock	3,275	4,567	3,275	3,316	3,437	3,275	3,316	3,316	3,396	3,435
Equity Income	13,211	18,436	13,211	13,368	13,857	13,211	13,368	13,368	13,700	13,875
Equity Index 500	9,652	13,462	9,652	9,773	10,131	9,652	9,773	9,773	10,009	10,124
European Stock	755	1,054	755	763	791	755	763	763	783	794
Extended Equity Market Index	325	454	325	329	341	325	329	329	337	341
Financial Services	232	324	232	234	243	232	234	234	241	244
Floating Rate	177	246	177	179	186	177	179	179	183	185
Floating Rate Multi-Sector Account Portfolio	24	33	24	24	25	24	24	24	25	25
Georgia Tax-Free Bond	99	138	99	100	104	99	100	100	102	104
Global Allocation	31	43	31	31	33	31	31	31	32	33
Global Growth Stock	39	54	39	39	41	39	39	39	40	41
Global High Income Bond(a)	6	8	6	6	6	6	6	6	6	6
Global Industrials	7	10	7	7	8	7	7	7	8	8
Global Infrastructure (b)	8	11	8	8	8	8	8	8	8	8
Global Multi-Sector Bond	111	155	111	112	117	111	112	112	115	116
Global Real Estate	87	122	87	88	92	87	88	88	91	92
Global Stock	219	305	219	221	229	219	221	221	227	230
Global Technology	528	736	528	536	556	528	536	536	548	552
Global Unconstrained Bond(a)	10	14	10	10	10	10	10	10	10	11
GNMA	707	986	707	716	742	707	716	716	733	742
TRP Government Reserve Investment	925	1,291	925	937	971	925	937	937	960	971
Growth & Income	651	908	651	659	683	651	659	659	675	684
Growth Stock	18,444	25,734	18,444	18,668	19,351	18,444	18,668	18,668	19,127	19,362
Health Sciences	4,174	5,821	4,174	4,227	4,382	4,174	4,227	4,227	4,328	4,376
High Yield	4,411	6,156	4,411	4,462	4,625	4,411	4,462	4,462	4,574	4,635
High Yield Multi-Sector Account Portfolio	11	15	11	11	11	11	11	11	11	11
Inflation Focused Bond	2,720	3,792	2,720	2,755	2,856	2,720	2,755	2,755	2,820	2,850
Inflation Protected Bond	160	224	160	162	168	160	162	162	166	168
Institutional Africa & Middle East	101	141	101	102	106	101	102	102	105	106
Institutional Core Plus	187	260	187	189	196	187	189	189	194	195
Institutional Credit Opportunities	17	23	17	17	18	17	17	17	18	17

Fund	Aggregate Compensation From Fund
	Brody	Deering	Dick	Duncan	Gerrard	Horn	McBride	Rouse	Schreiber	Tercek
Institutional Emerging Markets Bond	136	190	136	138	143	136	138	138	142	143
Institutional Emerging Markets Equity	446	623	446	452	468	446	452	452	463	469
Institutional Floating Rate	1,553	2,167	1,553	1,571	1,629	1,553	1,571	1,571	1,610	1,631
Institutional Frontier Markets Equity	0	0	0	0	0	0	0	0	0	0
Institutional Global Focused Growth Equity	36	51	36	36	38	36	36	36	38	38
Institutional Global Growth Equity	81	112	81	82	85	81	82	82	84	84
Institutional Global Multi-Sector Bond	33	46	33	34	35	33	34	34	34	34
Institutional Global Value Equity	4	6	4	4	5	4	4	4	5	5
Institutional High Yield	1,200	1,676	1,200	1,212	1,257	1,200	1,212	1,212	1,244	1,263
Institutional International Bond	131	182	131	132	137	131	132	132	136	137
Institutional International Concentrated Equity	43	60	43	44	45	43	44	44	45	45
Institutional International Core Equity	41	57	41	41	43	41	41	41	42	43
Institutional International Growth Equity	37	52	37	37	39	37	37	37	38	39
Institutional Large-Cap Core Growth	523	729	523	531	550	523	531	531	543	547
Institutional Large-Cap Growth	4,654	6,492	4,654	4,713	4,885	4,654	4,713	4,713	4,827	4,882
Institutional Large-Cap Value	851	1,187	851	862	894	851	862	862	883	892
Institutional Long Duration Credit	7	10	7	7	7	7	7	7	7	7
Institutional Mid-Cap Equity Growth	1,971	2,749	1,971	1,997	2,070	1,971	1,997	1,997	2,044	2,067
Institutional Small-Cap Stock	711	993	711	720	746	711	720	720	738	747
Institutional U.S. Structured Research	325	453	325	329	341	325	329	329	337	341
Intermediate Tax-Free High Yield	2	3	2	2	3	2	2	2	2	2
International Bond	2,241	3,128	2,241	2,267	2,350	2,241	2,267	2,267	2,324	2,355
International Concentrated Equity	1	1	1	1	1	1	1	1	1	1
International Discovery	1,622	2,264	1,622	1,641	1,701	1,622	1,641	1,641	1,682	1,704
International Equity Index	242	338	242	245	254	242	245	245	251	254
International Growth & Income	4,316	6,021	4,316	4,370	4,530	4,316	4,370	4,370	4,476	4,529
International Stock	5,652	7,886	5,652	5,720	5,930	5,652	5,720	5,720	5,861	5,933

Fund	Aggregate Compensation From Fund
	Brody	Deering	Dick	Duncan	Gerrard	Horn	McBride	Rouse	Schreiber	Tercek
Investment-Grade Corporate Multi-Sector Account Portfolio	21	29	21	21	22	21	21	21	22	22
Japan	138	192	138	140	145	138	140	140	143	145
Latin America	451	630	451	456	473	451	456	456	468	474
Maryland Short-Term Tax-Free Bond	99	138	99	100	104	99	100	100	103	104
Maryland Tax-Free Bond	858	1,198	858	869	901	858	869	869	890	901
Maryland Tax-Free Money	57	80	57	58	60	57	58	58	59	60
Media & Telecommunications	1,447	2,019	1,447	1,464	1,517	1,447	1,464	1,464	1,500	1,519
Mid-Cap Growth	10,390	14,499	10,390	10,513	10,898	10,390	10,513	10,513	10,774	10,912
Mid-Cap Value	5,274	7,359	5,274	5,338	5,534	5,274	5,338	5,338	5,470	5,537
Mortgage-Backed Securities Multi-Sector Account Portfolio	24	33	24	24	25	24	24	24	25	25
New America Growth	1,908	2,662	1,908	1,930	2,001	1,908	1,930	1,930	1,978	2,004
New Asia	1,837	2,563	1,837	1,859	1,927	1,837	1,859	1,859	1,905	1,929
New Era	1,964	2,742	1,964	1,987	2,060	1,964	1,987	1,987	2,037	2,064
New Horizons	6,840	9,547	6,840	6,919	7,173	6,840	6,919	6,919	7,093	7,187
New Income	11,035	15,338	11,035	11,179	11,587	11,035	11,179	11,179	11,444	11,566
New Jersey Tax-Free Bond	137	191	137	138	143	137	138	138	142	143
New York Tax-Free Bond	185	258	185	187	194	185	187	187	192	194
New York Tax-Free Money	35	49	35	35	37	35	35	35	36	37
Overseas Stock	3,839	5,354	3,839	3,888	4,030	3,839	3,888	3,888	3,981	4,025
Personal Strategy Balanced	884	1,234	884	895	928	884	895	895	917	929
Personal Strategy Growth	659	919	659	667	691	659	667	667	683	691
Personal Strategy Income	598	834	598	605	627	598	605	605	620	628
Prime Reserve	2,898	4,044	2,898	2,933	3,040	2,898	2,933	2,933	3,006	3,043
Real Assets	1,822	2,542	1,822	1,844	1,912	1,822	1,844	1,844	1,889	1,912
Real Estate	1,931	2,693	1,931	1,956	2,028	1,931	1,956	1,956	2,003	2,025
TRP Reserve Investment	7,811	10,892	7,811	7,913	8,202	7,811	7,913	7,913	8,101	8,186
Retirement 2005	676	943	676	684	709	676	684	684	701	709
Retirement 2010	2,822	3,938	2,822	2,856	2,961	2,822	2,856	2,856	2,927	2,963
Retirement 2015	4,304	6,004	4,304	4,357	4,517	4,304	4,357	4,357	4,463	4,516
Retirement 2020	9,922	13,839	9,922	10,046	10,414	9,922	10,046	10,046	10,289	10,407
Retirement 2025	6,524	9,099	6,524	6,609	6,850	6,524	6,609	6,609	6,766	6,840
Retirement 2030	9,181	12,806	9,181	9,297	9,637	9,181	9,297	9,297	9,521	9,630
Retirement 2035	4,693	6,544	4,693	4,753	4,927	4,693	4,753	4,753	4,867	4,919

Fund	Aggregate Compensation From Fund
	Brody	Deering	Dick	Duncan	Gerrard	Horn	McBride	Rouse	Schreiber	Tercek
Retirement 2040	6,253	8,721	6,253	6,332	6,563	6,253	6,332	6,332	6,484	6,558
Retirement 2045	2,623	3,657	2,623	2,657	2,754	2,623	2,657	2,657	2,720	2,749
Retirement 2050	1,833	2,555	1,833	1,857	1,925	1,833	1,857	1,857	1,901	1,920
Retirement 2055	514	716	514	521	540	514	521	521	533	538
Retirement 2060	1	1	1	1	1	1	1	1	1	1
Retirement Balanced	1,609	2,245	1,609	1,629	1,688	1,609	1,629	1,629	1,669	1,689
Science & Technology	1,553	2,167	1,553	1,573	1,630	1,553	1,573	1,573	1,611	1,630
Short-Term Bond	2,848	3,974	2,848	2,882	2,988	2,848	2,882	2,882	2,953	2,990
Short-Term Government Reserve	0	0	0	0	0	0	0	0	0	0
Short-Term Reserve	661	922	661	668	693	661	668	668	685	695
Small-Cap Stock	4,409	6,155	4,409	4,460	4,623	4,409	4,460	4,460	4,573	4,635
Small-Cap Value	4,310	6,017	4,310	4,359	4,519	4,310	4,359	4,359	4,470	4,532
Spectrum Growth	1,761	2,457	1,761	1,782	1,847	1,761	1,782	1,782	1,826	1,850
Spectrum Income	2,961	4,132	2,961	2,996	3,106	2,961	2,996	2,996	3,071	3,109
Spectrum International	519	724	519	525	545	519	525	525	538	545
Summit Cash Reserves	2,720	3,796	2,720	2,752	2,852	2,720	2,752	2,752	2,821	2,858
Summit GNMA(c)	26	37	26	26	27	26	26	26	27	28
Summit Municipal Income	378	527	378	383	397	378	383	383	392	396
Summit Municipal Intermediate	1,559	2,175	1,559	1,579	1,637	1,559	1,579	1,579	1,617	1,635
Summit Municipal Money Market	83	116	83	84	87	83	84	84	86	87
Target Retirement 2005	3	5	3	3	4	3	3	3	4	4
Target Retirement 2010	6	9	6	6	7	6	6	6	7	7
Target Retirement 2015	15	21	15	16	16	15	16	16	16	16
Target Retirement 2020	17	23	17	17	18	17	17	17	17	17
Target Retirement 2025	15	20	15	15	15	15	15	15	15	15
Target Retirement 2030	14	20	14	15	15	14	15	15	15	15
Target Retirement 2035	10	13	10	10	10	10	10	10	10	10
Target Retirement 2040	7	10	7	8	8	7	8	8	8	8
Target Retirement 2045	4	6	4	4	5	4	4	4	5	5
Target Retirement 2050	2	3	2	2	2	2	2	2	2	2
Target Retirement 2055	2	2	2	2	2	2	2	2	2	2
Target Retirement 2060	0	0	0	0	0	0	0	0	0	0
Tax-Efficient Equity	65	91	65	66	68	65	66	66	67	68
Tax-Exempt Money	422	589	422	427	443	422	427	427	438	444

Fund	Aggregate Compensation From Fund
	Brody	Deering	Dick	Duncan	Gerrard	Horn	McBride	Rouse	Schreiber	Tercek
Tax-Free High Yield	1,238	1,726	1,238	1,254	1,300	1,238	1,254	1,254	1,283	1,297
Tax-Free Income	1,126	1,571	1,126	1,139	1,181	1,126	1,139	1,139	1,167	1,182
Tax-Free Short-Intermediate	893	1,246	893	904	937	893	904	904	926	937
Tax-Free Ultra Short-Term Bond	0	0	0	0	0	0	0	0	0	0
Total Equity Market Index	448	625	448	453	470	448	453	453	464	470
U.S. Bond Enhanced Index	257	358	257	260	270	257	260	260	266	270
U.S. Large-Cap Core	39	54	39	39	41	39	39	39	40	41
U.S. Treasury Intermediate	158	220	158	160	165	158	160	160	163	165
U.S. Treasury Long-Term	145	202	145	147	152	145	147	147	150	152
U.S. Treasury Money	898	1,254	898	909	942	898	909	909	932	944
Ultra Short-Term Bond	253	354	253	257	266	253	257	257	263	266
Value	8,808	12,285	8,808	8,920	9,246	8,808	8,920	8,920	9,135	9,237
Virginia Tax-Free Bond	411	573	411	416	431	411	416	416	426	431

(a) Estimated for the period January 23, 2015, through December 31, 2015.

(b) The Global Infrastructure Fund merged into the Real Assets Fund on May 19, 2014. Amounts are for the period January 1, 2014, through May 19, 2014.

(c) The Summit GNMA Fund merged into the GNMA Fund on May 19, 2014. Amounts are for the period January 1, 2014, through May 19, 2014.

Directors’ Holdings in the Price Funds

The following tables set forth the Price Fund holdings of the current independent and inside directors, as of December 31, 2014, unless otherwise indicated.

Aggregate Holdings, All Price Funds	Independent Directors
	Brody	Deering	Dick	Duncan	Gerrard	Horn	McBride	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Africa & Middle East	None	None	None	None	$1-$10,000	None	None	None	None	None
Balanced	None	None		None	None	None	None	None	None	None
Blue Chip Growth	None	None	$50,001-$100,000	None	None	None	None	None	over $100,000	None
Blue Chip Growth Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Blue Chip Growth Fund–R Class	None	None	None	None	None	None	None	None	None	None
California Tax-Free Bond	None	None	None	None	None	None	None	None	None	None
California Tax-Free Money	over $100,000	None	None	None	None	None	None	None	None	None
Capital Appreciation	None	None	over $100,000	None	$10,001-$50,000	None	over $100,000	None	None	None
Capital Appreciation Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Capital Opportunity	None	None	None	None	$1-$10,000	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Brody	Deering	Dick	Duncan	Gerrard	Horn	McBride	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Capital Opportunity Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Capital Opportunity Fund–R Class	None	None	None	None	None	None	None	None	None	None
Corporate Income	None	None	None	None	None	None	None	None	None	None
Diversified Mid-Cap Growth	None	None	None	None	None	None	None	None	None	None
Diversified Small-Cap Growth	None	$10,001-$50,000	None	None	None	None	None	None	None	None
Dividend Growth	None	None	over $100,000	None	None	None	None	None	None	None
Dividend Growth Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Emerging Europe	None	None	None	None	None	None	None	None	None	None
Emerging Markets Bond	None	None	over $100,000	None	None	None	None	None	None	None
Emerging Markets Corporate Bond	None	None	None	None	None	None	None	None	None	None
Emerging Markets Corporate Bond Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Emerging Markets Corporate Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None	None	None
Emerging Markets Local Currency Bond	None	None	None	None	None	None	None	None	None	None
Emerging Markets Local Currency Bond Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Emerging Markets Local Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None	None	None
Emerging Markets Stock	None	None	None	over $100,000	None	None	None	None	over $100,000	None
Equity Income	None	over $100,000	over $100,000	None	None	None	None	None	None	None
Equity Income Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Equity Income Fund–R Class	None	None	None	None	None	None	None	None	None	None
Equity Index 500	None	None	None	None	None	None	None	None	None	None
European Stock	None	None	None	None	None	None	None	None	None	None
Extended Equity Market Index	None	None	None	None	None	None	None	None	None	None
Financial Services	None	None	None	None	$10,001-$50,000	None	None	None	None	None
Floating Rate	None	None	None	None	None	None	None	None	None	None
Floating Rate Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Floating Rate Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None	None	None
Georgia Tax-Free Bond	None	None	None	None	None	None	None	None	None	None
Global Allocation	None	None	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Brody	Deering	Dick	Duncan	Gerrard	Horn	McBride	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Global Allocation Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Global Growth Stock	None	None	None	None	None	None	None	None	None	None
Global Growth Stock Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Global Industrials	None	None	None	None	None	None	None	None	None	None
Global Multi-Sector Bond	None	None	None	None	None	None	None	None	None	None
Global Multi-Sector Bond Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Global Real Estate	None	None	None	None	$1-$10,000	None	None	None	None	None
Global Real Estate Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Global Stock	None	None	None	None	None	None	None	None	None	None
Global Stock Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Global Technology	None	over $100,000	None	None	$50,001-$100,000	None	None	None	None	None
GNMA	None	None	None	None	None	None	None	None	over $100,000	None
TRP Government Reserve Investment	None	None	None	None	None	None	None	None	None	None
Growth & Income	None	None	$10,001-$50,000	None	None	None	None	None	over $100,000	None
Growth Stock	None	None	over $100,000	None	None	None	None	None	None	None
Growth Stock Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Growth Stock Fund–R Class	None	None	None	None	None	None	None	None	None	None
Health Sciences	None	None	over $100,000	None	$50,001-$100,000	None	over $100,000	None	None	None
High Yield	None	None	over $100,000	None	None	None	None	None	over $100,000	None
High Yield Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
High Yield Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None	None	None
Inflation Focused Bond	None	None	None	None	None	None	None	None	None	None
Inflation Protected Bond	None	None	over $100,000	None	None	None	None	None	None	None
Institutional Africa & Middle East	None	None	None	None	None	None	None	None	None	None
Institutional Core Plus	None	None	None	None	None	None	None	None	None	None
Institutional Core Plus Fund-F Class	None	None	None	None	None	None	None	None	None	None
Institutional Emerging Markets Bond	None	None	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Brody	Deering	Dick	Duncan	Gerrard	Horn	McBride	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Institutional Emerging Markets Equity	None	None	None	None	None	None	None	None	None	None
Institutional Floating Rate	None	over $100,000	None	None	None	None	None	None	None	None
Institutional Floating Rate Fund-F Class	None	None	None	None	None	None	None	None	None	None
Institutional Global Focused Growth Equity	None	None	None	None	None	None	None	None	None	None
Institutional Global Growth Equity	None	None	None	None	None	None	None	None	None	None
Institutional Global Multi-Sector Bond	None	None	None	None	None	None	None	None	None	None
Institutional Global Value Equity	None	None	None	None	None	None	None	None	None	None
Institutional High Yield	None	None	None	None	None	None	None	None	None	None
Institutional International Bond	None	None	None	None	None	None	None	None	None	None
Institutional International Concentrated Equity	None	None	None	None	None	None	None	None	None	None
Institutional International Core Equity	None	None	None	None	None	None	None	None	None	None
Institutional International Growth Equity	None	None	None	None	None	None	None	None	None	None
Institutional Large-Cap Core Growth	None	None	None	None	None	None	None	None	None	None
Institutional Large-Cap Growth	None	None	None	None	None	None	None	None	None	None
Institutional Large-Cap Value	None	None	None	None	None	None	None	None	None	None
Institutional Long Duration Credit	None	None	None	None	None	None	None	None	None	None
Institutional Mid-Cap Equity Growth	None	None	None	None	None	None	None	None	None	None
Institutional Small-Cap Stock	None	None	None	None	None	None	None	None	None	None
Institutional U.S. Structured Research	None	None	None	None	None	None	None	None	None	None
International Bond	None	None	None	None	None	None	None	None	None	None
International Bond Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
International Discovery	None	None	None	None	None	None	None	None	None	None
International Equity Index	None	None	None	None	None	None	None	None	None	None
International Growth & Income	None	None	None	None	None	None	None	None	None	None
International Growth & Income Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Brody	Deering	Dick	Duncan	Gerrard	Horn	McBride	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
International Growth & Income Fund–R Class	None	None	None	None	None	None	None	None	None	None
International Stock	None	None	None	None	None	None	None	None	None	None
International Stock Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
International Stock Fund–R Class	None	None	None	None	None	None	None	None	None	None
Investment Grade Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None	None	None
Japan	None	None	None	None	None	None	None	None	over $100,000	None
Latin America	None	None	None	None	None	None	None	None	over $100,000	None
Maryland Short-Term Tax-Free Bond	None	None	None	None	None	None	None	None	None	None
Maryland Tax-Free Bond	None	None	None	None	None	None	None	None	None	None
Maryland Tax-Free Money	None	None	None	None	None	None	None	None	None	None
Media & Telecommunications	None	None	None	None	$50,001-$100,000	None	None	None	None	None
Mid-Cap Growth	None	None	None	None	None	None	None	None	None	None
Mid-Cap Growth Fund–Advisor Class	None	None	None	None	over $100,000	None	None	None	None	None
Mid-Cap Growth Fund–R Class	None	None	None	None	None	None	None	None	None	None
Mid-Cap Value	None	None	None	None	None	None	None	None	None	None
Mid-Cap Value Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Mid-Cap Value Fund–R Class	None	None	None	None	None	None	None	None	None	None
Mortgage-Backed Securities Multi-Sector Account Portfolio	None	None	None	None	None	None	None	None	None	None
New America Growth	None	None	None	None	None	None	over $100,000	None	None	None
New America Growth Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
New Asia	None	None	None	None	None	None	None	None	None	None
New Era	None	None	None	None	None	None	None	None	over $100,000	None
New Horizons	over $100,000	None	None	None	$50,001-$100,000	None	None	None	None	None
New Income	None	None	None	None	None	None	None	None	over $100,000	None
New Income Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
New Income Fund–R Class	None	None	None	None	None	None	None	None	None	None
New Jersey Tax-Free Bond	None	None	None	None	None	None	None	None	None	None
New York Tax-Free Bond	None	None	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Brody	Deering	Dick	Duncan	Gerrard	Horn	McBride	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
New York Tax-Free Money	None	None	None	None	None	None	None	None	None	None
Overseas Stock	None	None	None	None	None	None	None	None	None	None
Personal Strategy Balanced	None	None	None	None	None	None	None	$50,001-$100,000	None	None
Personal Strategy Growth	None	None	None	None	None	None	None	None	None	None
Personal Strategy Income	None	None	None	None	None	None	None	None	None	None
Prime Reserve	None	$10,001-$50,000	None	None	None	None	None	None	$10,001-$50,000	None
Real Assets	None	None	None	None	None	None	None	None	None	None
Real Estate	None	None	None	None	$1- $10,000	None	over $100,000	None	None	None
Real Estate Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
TRP Reserve Investment	None	None	None	None	None	None	None	None	None	None
Retirement 2005	None	None	None	None	None	None	None	None	None	None
Retirement 2005 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2005 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement 2010	None	None	None	None	None	None	None	None	None	None
Retirement 2010 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2010 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement 2015	over $100,000	None	None	None	None	over $100,000	None	None	None	None
Retirement 2015 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2015 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement 2020	None	None	None	None	$50,001-$100,000	over $100,000	None	None	None	None
Retirement 2020 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2020 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement 2025	None	None	None	None	None	None	None	None	None	None
Retirement 2025 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2025 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement 2030	None	None	None	None	None	None	None	$over 100,000	None	None
Retirement 2030 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2030 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement 2035	None	None	None	None	None	None	None	None	None	None
Retirement 2035 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2035 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement 2040	None	None	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Brody	Deering	Dick	Duncan	Gerrard	Horn	McBride	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Retirement 2040 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2040 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement 2045	None	None	None	None	None	None	None	None	None	None
Retirement 2045 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2045 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement 2050	None	None	None	None	None	None	None	None	None	None
Retirement 2050 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2050 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement 2055	None	None	None	None	None	None	None	None	None	None
Retirement 2055 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement 2055 Fund–R Class	None	None	None	None	None	None	None	None	None	None
Retirement Balanced	None	None	None	None	None	None	None	None	None	None
Retirement Balanced Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Retirement Balanced Fund–R Class	None	None	None	None	None	None	None	None	None	None
Science & Technology	None	None	$10,001-$50,000	None	$1-$10,000	None	None	None	None	None
Science & Technology Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Short-Term Bond	None	None	over $100,000	None	None	None	None	None	over $100,000	None
Short-Term Bond Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Short-Term Government Reserve	None	None	None	None	None	None	None	None	None	None
Short-Term Reserve	None	None	None	None	None	None	None	None	None	None
Small-Cap Stock	None	None	None	None	$10,001-$50,000	None	None	None	None	None
Small-Cap Stock Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Small-Cap Value	None	None	None	None	None	None	None	None	None	None
Small-Cap Value Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Spectrum Growth	None	None	None	None	None	None	None	None	None	None
Spectrum Income	None	None	None	None	None	None	None	None	None	None
Spectrum International	None	None	None	None	None	None	None	None	None	None
Summit Cash Reserves	None	None	over $100,000	None	None	None	None	None	$1-$10,000	over $100,000
Summit Municipal Income	None	None	None	None	None	None	None	None	over $100,000	None
Summit Municipal Income Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Summit Municipal Intermediate	None	None	None	None	None	None	None	None	over $100,000	None

Aggregate Holdings, All Price Funds	Independent Directors
	Brody	Deering	Dick	Duncan	Gerrard	Horn	McBride	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Summit Municipal Intermediate Fund –Advisor Class	None	None	None	None	None	None	None	None	None	None
Summit Municipal Money Market	None	None	None	None	None	None	None	None	$50,001-$100,000	None
Target Retirement 2005	None	None	None	None	None	None	None	None	None	None
Target Retirement 2005 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Target Retirement 2010	None	None	None	None	None	None	None	None	None	None
Target Retirement 2010 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Target Retirement 2015	None	None	None	None	None	None	None	None	None	None
Target Retirement 2015 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Target Retirement 2020	None	None	None	None	None	None	None	None	None	None
Target Retirement 2020 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Target Retirement 2025	None	None	None	None	None	None	None	None	None	None
Target Retirement 2025 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Target Retirement 2030	None	None	None	None	None	None	None	None	None	None
Target Retirement 2030 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Target Retirement 2035	None	None	None	None	None	None	None	None	None	None
Target Retirement 2035 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Target Retirement 2040	None	None	None	None	None	None	None	None	None	None
Target Retirement 2040 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Target Retirement 2045	None	None	None	None	None	None	None	None	None	None
Target Retirement 2045 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Target Retirement 2050	None	None	None	None	None	None	None	None	None	None
Target Retirement 2050 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Target Retirement 2055	None	None	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Independent Directors
	Brody	Deering	Dick	Duncan	Gerrard	Horn	McBride	Rouse	Schreiber	Tercek
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Target Retirement 2055 Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Tax-Efficient Equity	None	None	None	None	None	None	None	None	None	None
Tax-Exempt Money	None	None	None	None	None	None	None	None	None	None
Tax-Free High Yield	None	None	None	None	None	None	None	None	over $100,000	None
Tax-Free High Yield Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Tax-Free Income	None	None	None	None	None	None	None	None	None	None
Tax-Free Income Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Tax-Free Short-Intermediate	None	None	None	None	None	None	over $100,000	None	None	None
Tax-Free Short-Intermediate Fund –Advisor Class	None	None	None	None	None	None	None	None	None	None
Tax-Free Ultra Short-Term Bond	None	None	None	None	None	None	None	None	None	None
Total Equity Market Index	None	None	None	None	None	None	None	None	None	None
U.S. Bond Enhanced Index	None	None	None	None	None	None	None	None	None	None
U.S. Large-Cap Core	None	None	None	None	None	None	None	None	None	None
U.S. Large-Cap Core Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
U.S. Treasury Intermediate	None	None	$1-$10,000	None	None	None	None	None	over $100,000	None
U.S. Treasury Long-Term	None	None	None	None	None	None	None	None	over $100,000	None
U.S. Treasury Money	None	None	None	None	None	None	None	None	$1-$10,000	None
Ultra Short-Term Bond	None	None	None	None	None	None	None	None	None	None
Value	None	None	None	None	None	None	None	None	over $100,000	None
Value Fund–Advisor Class	None	None	None	None	None	None	None	None	None	None
Virginia Tax-Free Bond	None	None	None	None	None	None	None	None	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Rogers	Wiese*
	over $100,000	over $100,000	over $100,000
Africa & Middle East	None	None	None
Balanced	None	None	None
Blue Chip Growth	None	None	None
Blue Chip Growth Fund–Advisor Class	None	None	None
Blue Chip Growth Fund–R Class	None	None	None
California Tax-Free Bond	None	None	None
California Tax-Free Money	None	None	None
Capital Appreciation	over $100,000	None	None
Capital Appreciation Fund–Advisor Class	None	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Rogers	Wiese*
	over $100,000	over $100,000	over $100,000
Capital Opportunity	None	None	None
Capital Opportunity Fund–Advisor Class	None	None	None
Capital Opportunity Fund–R Class	None	None	None
Corporate Income	None	over $100,000	None
Diversified Mid-Cap Growth	None	None	None
Diversified Small-Cap Growth	None	None	None
Dividend Growth	None	None	None
Dividend Growth Fund–Advisor Class	None	None	None
Emerging Europe	None	None	None
Emerging Markets Bond	None	None	$10,001-$50,000
Emerging Markets Corporate Bond	None	None	None
Emerging Markets Corporate Bond Fund–Advisor Class	None	None	None
Emerging Markets Corporate Multi-Sector Account Portfolio	None	None	None
Emerging Markets Local Currency Bond	None	None	None
Emerging Markets Local Currency Bond Fund–Advisor Class	None	None	None
Emerging Markets Local Multi-Sector Account Portfolio	None	None	None
Emerging Markets Stock	$50,001-$100,000	None	None
Equity Income	over $100,000	over $100,000	None
Equity Income Fund–Advisor Class	None	None	None
Equity Income Fund–R Class	None	None	None
Equity Index 500	None	None	None
European Stock	None	None	None
Extended Equity Market Index	None	None	None
Financial Services	None	None	None
Floating Rate	None	None	None
Floating Rate Fund–Advisor Class	None	None	None
Floating Rate Multi-Sector Account Portfolio	None	None	None
Georgia Tax-Free Bond	None	None	None
Global Allocation	None	None	None
Global Allocation Fund–Advisor Class	None	None	None
Global Growth Stock	None	None	None
Global Growth Stock Fund–Advisor Class	None	None	None
Global Industrials	None	None	None
Global Multi-Sector Bond	None	None	None
Global Multi-Sector Bond Fund–Advisor Class	None	None	None
Global Real Estate	None	None	None
Global Real Estate Fund–Advisor Class	None	None	None
Global Stock	over $100,000	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Rogers	Wiese*
	over $100,000	over $100,000	over $100,000
Global Stock Fund–Advisor Class	None	None	None
Global Technology	None	None	None
GNMA	None	None	$10,001-$50,000
TRP Government Reserve Investment	None	None	None
Growth & Income	None	None	None
Growth Stock	over $100,000	None	None
Growth Stock Fund–Advisor Class	None	None	None
Growth Stock Fund–R Class	None	None	None
Health Sciences	None	None	over $100,000
High Yield	$10,001-$50,000	None	None
High Yield Fund–Advisor Class	None	None	None
High Yield Multi-Sector Account Portfolio	None	None	None
Inflation Focused Bond	None	None	None
Inflation Protected Bond	None	None	None
Institutional Africa & Middle East	None	None	None
Institutional Core Plus	None	None	None
Institutional Core Plus Fund-F Class	None	None	None
Institutional Emerging Markets Bond	None	None	None
Institutional Emerging Markets Equity	None	None	None
Institutional Floating Rate	None	over $100,000	over $100,000
Institutional Floating Rate Fund-F Class	None	None	None
Institutional Global Focused Growth Equity	over $100,000	over $100,000	None
Institutional Global Growth Equity	None	None	None
Institutional Global Multi-Sector Bond	None	None	None
Institutional Global Value Equity	None	None	None
Institutional High Yield	None	None	None
Institutional International Bond	None	None	None
Institutional International Concentrated Equity	None	None	None
Institutional International Core Equity	None	None	None
Institutional International Growth Equity	None	None	None
Institutional Large-Cap Core Growth	None	None	None
Institutional Large-Cap Growth	None	None	None
Institutional Large-Cap Value	None	None	None
Institutional Long Duration Credit	None	None	None
Institutional Mid-Cap Equity Growth	over $100,000	None	None
Institutional Small-Cap Stock	$10,001-$50,000	None	None
Institutional U.S. Structured Research	None	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Rogers	Wiese*
	over $100,000	over $100,000	over $100,000
International Bond	None	None	None
International Bond Fund–Advisor Class	None	None	None
International Discovery	$10,001-$50,000	None	None
International Equity Index	None	None	None
International Growth & Income	None	None	None
International Growth & Income Fund–Advisor Class	None	None	None
International Growth & Income Fund–R Class	None	None	None
International Stock	$10,001-$50,000	None	$1-$10,000
International Stock Fund–Advisor Class	None	None	None
International Stock Fund–R Class	None	None	None
Investment Grade Multi-Sector Account Portfolio	None	None	None
Japan	None	None	None
Latin America	None	None	None
Maryland Short-Term Tax-Free Bond	None	None	None
Maryland Tax-Free Bond	None	None	None
Maryland Tax-Free Money	None	None	$10,001-$50,000
Media & Telecommunications	None	over $100,000	None
Mid-Cap Growth	None	None	None
Mid-Cap Growth Fund–Advisor Class	None	None	None
Mid-Cap Growth Fund–R Class	None	None	None
Mid-Cap Value	None	None	None
Mid-Cap Value Fund–Advisor Class	None	None	None
Mid-Cap Value Fund–R Class	None	None	None
Mortgage-Backed Securities Multi-Sector Account Portfolio	None	None	None
New America Growth	None	None	None
New America Growth Fund–Advisor Class	None	None	None
New Asia	over $100,000	None	None
New Era	None	None	None
New Horizons	None	None	None
New Income	None	$10,001-$50,000	None
New Income Fund–Advisor Class	None	None	None
New Income Fund–R Class	None	None	None
New Jersey Tax-Free Bond	None	None	None
New York Tax-Free Bond	None	None	None
New York Tax-Free Money	None	None	None
Overseas Stock	None	None	None
Personal Strategy Balanced	None	None	None
Personal Strategy Growth	None	None	None
Personal Strategy Income	None	None	None
Prime Reserve	over $100,000	over $100,000	$50,001-$100,000
Real Assets	None	None	None
Real Estate	None	None	None
Real Estate Fund–Advisor Class	None	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Rogers	Wiese*
	over $100,000	over $100,000	over $100,000
TRP Reserve Investment	None	None	None
Retirement 2005	None	None	None
Retirement 2005 Fund–Advisor Class	None	None	None
Retirement 2005 Fund–R Class	None	None	None
Retirement 2010	None	None	None
Retirement 2010 Fund–Advisor Class	None	None	None
Retirement 2010 Fund–R Class	None	None	None
Retirement 2015	None	None	None
Retirement 2015 Fund–Advisor Class	None	None	None
Retirement 2015 Fund–R Class	None	None	None
Retirement 2020	None	None	None
Retirement 2020 Fund–Advisor Class	None	None	None
Retirement 2020 Fund–R Class	None	None	None
Retirement 2025	None	None	None
Retirement 2025 Fund–Advisor Class	None	None	None
Retirement 2025 Fund–R Class	None	None	None
Retirement 2030	None	None	None
Retirement 2030 Fund–Advisor Class	None	None	None
Retirement 2030 Fund–R Class	None	None	None
Retirement 2035	None	None	None
Retirement 2035 Fund–Advisor Class	None	None	None
Retirement 2035 Fund–R Class	None	None	None
Retirement 2040	None	None	None
Retirement 2040 Fund–Advisor Class	None	None	None
Retirement 2040 Fund–R Class	None	None	None
Retirement 2045	None	None	None
Retirement 2045 Fund–Advisor Class	None	None	None
Retirement 2045 Fund–R Class	None	None	None
Retirement 2050	None	None	None
Retirement 2050 Fund–Advisor Class	None	None	None
Retirement 2050 Fund–R Class	None	None	None
Retirement 2055	over $100,000	None	None
Retirement 2055 Fund–Advisor Class	None	None	None
Retirement 2055 Fund–R Class	None	None	None
Retirement Balanced	None	None	None
Retirement Balanced Fund–Advisor Class	None	None	None
Retirement Balanced Fund–R Class	None	None	None
Science & Technology	over $100,000	over $100,000	over $100,000
Science & Technology Fund–Advisor Class	None	None	None
Short-Term Bond	None	None	over $100,000

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Rogers	Wiese*
	over $100,000	over $100,000	over $100,000
Short-Term Bond Fund–Advisor Class	None	None	None
Short-Term Government Reserve	None	None	None
Short-Term Reserve	None	None	None
Small-Cap Stock	$10,001-$50,000	None	None
Small-Cap Stock Fund–Advisor Class	None	None	None
Small-Cap Value	$10,001-$50,000	None	None
Small-Cap Value Fund–Advisor Class	None	None	None
Spectrum Growth	over $100,000	None	None
Spectrum Income	$10,001-$50,000	over $100,000	None
Spectrum International	$10,001-$50,000	None	None
Summit Cash Reserves	over $100,000	over $100,000	over $100,000
Summit Municipal Income	None	None	None
Summit Municipal Income Fund–Advisor Class	None	None	None
Summit Municipal Intermediate	None	None	None
Summit Municipal Intermediate Fund –Advisor Class	None	None	None
Summit Municipal Money Market	None	None	None
Target Retirement 2005	None	None	None
Target Retirement 2005 Fund–Advisor Class	None	None	None
Target Retirement 2010	None	None	None
Target Retirement 2010 Fund–Advisor Class	None	None	None
Target Retirement 2015	None	None	None
Target Retirement 2015 Fund–Advisor Class	None	None	None
Target Retirement 2020	None	None	None
Target Retirement 2020 Fund–Advisor Class	None	None	None
Target Retirement 2025	None	None	None
Target Retirement 2025 Fund–Advisor Class	None	None	None
Target Retirement 2030	None	None	None
Target Retirement 2030 Fund–Advisor Class	None	None	None
Target Retirement 2035	None	None	None
Target Retirement 2035 Fund–Advisor Class	None	None	None
Target Retirement 2040	None	None	None
Target Retirement 2040 Fund–Advisor Class	None	None	None
Target Retirement 2045	None	None	None
Target Retirement 2045 Fund–Advisor Class	None	None	None
Target Retirement 2050	None	None	None
Target Retirement 2050 Fund–Advisor Class	None	None	None
Target Retirement 2055	None	None	None
Target Retirement 2055 Fund–Advisor Class	None	None	None
Tax-Efficient Equity	None	None	None

Aggregate Holdings, All Price Funds	Inside Directors
	Bernard	Rogers	Wiese*
	over $100,000	over $100,000	over $100,000
Tax-Exempt Money	None	None	None
Tax-Free High Yield	None	None	None
Tax-Free High Yield Fund–Advisor Class	None	None	None
Tax-Free Income	None	None	None
Tax-Free Income Fund–Advisor Class	None	None	None
Tax-Free Short-Intermediate	None	None	None
Tax-Free Short-Intermediate Fund–Advisor Class	None	None	None
Tax-Free Ultra Short-Term Bond	None	None	None
Total Equity Market Index	None	None	$10,001-$50,000
U.S. Bond Enhanced Index	None	None	None
U.S. Large-Cap Core	None	None	None
U.S. Large-Cap Core Fund–Advisor Class	None	None	None
U.S. Treasury Intermediate	None	None	None
U.S. Treasury Long-Term	None	None	None
U.S. Treasury Money	None	None	None
Ultra Short-Term Bond	None	None	None
Value	None	$50,001-$100,000	None
Value Fund–Advisor Class	None	None	None
Virginia Tax-Free Bond	None	None	None

* Elected on February 3, 2015.

Portfolio Managers’ Holdings in the Price Funds

The following tables set forth the Price Fund holdings of each fund’s portfolio manager, who serves as chairman of the fund’s Investment Advisory Committee and has day-to-day responsibility for managing the fund and executing the fund’s investment program. One column shows the dollar range of shares beneficially owned in the fund for which he or she serves as portfolio manager, as of the end of that fund’s fiscal year-end, and the other column shows the dollar range of shares beneficially owned in all funds within the T. Rowe Price family of funds, as of December 31 of the prior year. Shares of the Price Funds are frequently held by T. Rowe Price employees, including portfolio managers, through participation in the T. Rowe Price 401(k) plan. However, starting in 2012, the T. Rowe Price 401(k) plan has periodically replaced certain Price Funds in the eligible investment lineup with similarly managed Institutional Price Funds and T. Rowe Price common trust funds, which operate much like mutual funds but are exempt from registration under the federal securities laws. As a result, the range of fund holdings shown in the tables may have decreased for those portfolio managers who manage a Price Fund that is no longer offered as part of the T. Rowe Price 401(k) plan even though the portfolio manager may now invest in the Institutional Price Fund or T. Rowe Price common trust fund within the same investment strategy.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/14
Africa & Middle East	Oliver D.M. Bell	None	None
Asia Opportunities	Eric C. Moffett	$500,001–$1,000,000	$500,001–$1,000,000
Balanced	Charles M. Shriver	$100,001–$500,000	over $1,000,000
Blue Chip Growth (b)	Larry J. Puglia	over $1,000,000	over $1,000,000
Capital Appreciation (b)	David R. Giroux	$50,001–$100,000	over $1,000,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/14
Capital Opportunity	Ann M. Holcomb Jason B. Polun Eric L. Veiel	$100,001–$500,000 None None	over $1,000,000 over $1,000,000 $50,001–$100,000
Corporate Income	David A. Tiberii	$100,001–$500,000	over $1,000,000
Credit Opportunities	Paul A. Karpers	$100,001–$500,000	over $1,000,000
Diversified Mid-Cap Growth	Donald J. Easley Donald J. Peters	$500,001–$1,000,000 over $1,000,000	over $1,000,000 over $1,000,000
Diversified Small-Cap Growth	Sudhir Nanda	$100,001–$500,000	$500,001–$1,000,000
Dividend Growth	Thomas J. Huber	$500,001–$1,000,000	over $1,000,000
Emerging Europe	Ulle Adamson	None(c)	None
Emerging Markets Bond	Michael J. Conelius	None	over $1,000,000
Emerging Markets Corporate Bond	Michael J. Conelius (d)	$100,001–$500,000	over $1,000,000
Emerging Markets Local Currency Bond	Andrew Keirle	$10,001–$50,000	$10,001–$50,000
Emerging Markets Stock	Gonzalo Pangaro	over $1,000,000	over $1,000,000
Equity Income (b)	Brian C. Rogers (e)	over $1,000,000	over $1,000,000
Equity Index 500 (b)	E. Frederick Bair Ken D. Uematsu	$50,001–$100,000 $1–$10,000	$100,001–$500,000 $500,001–$1,000,000
European Stock	Dean Tenerelli	None	None
Extended Equity Market Index	E. Frederick Bair Ken D. Uematsu	$10,001–$50,000 $50,001–$100,000	$100,001–$500,000 $500,001–$1,000,000
Financial Services	Gabriel Solomon	$10,001–$50,000	over $1,000,000
Floating Rate	Paul M. Massaro	$50,001–$100,000	over $1,000,000
Global Allocation	Charles M. Shriver	$100,001–$500,000	over $1,000,000
Global Growth Stock (b)	R. Scott Berg	$500,001–$1,000,000	over $1,000,000
Global High Income Bond	Michael Della Vedova Mark J. Vaselkiv	(f) (f)	None over $1,000,000
Global Industrials	Peter J. Bates	$100,001–$500,000	over $1,000,000
Global Multi-Sector Bond	Steven C. Huber	$100,001–$500,000	$500,001–$1,000,000
Global Real Estate	Nina P. Jones	$10,001–$50,000	$500,001–$1,000,000
Global Stock (b)	David J. Eiswert	over $1,000,000	over $1,000,000
Global Technology	Joshua K. Spencer	over $1,000,000	over $1,000,000
Global Unconstrained Bond	Arif Husain	(f)	None
GNMA	Andrew C. McCormick	$100,001–$500,000	over $1,000,000
Growth & Income(b)	Jeffrey Rottinghaus	(g)	over $1,000,000
Growth Stock (b)	Joseph B. Fath	None	over $1,000,000
Health Sciences	Taymour R. Tamaddon	$500,001–$1,000,000	$500,001–$1,000,000
High Yield (b)	Mark J. Vaselkiv	None	over $1,000,000
Inflation Protected Bond	Daniel O. Shackelford	$50,001–$100,000	over $1,000,000
Intermediate Tax- Free High Yield	James M. Murphy	(h)	over $1,000,000
International Bond	Arif Husain Christopher J. Rothery	None $10,001–$50,000	None $100,001–$500,000
International Concentrated Equity	Federico Santilli	None	None
International Discovery	Justin Thomson	$100,001-$500,000	over $1,000,000
International Equity Index	E. Frederick Bair Neil Smith	$10,001–$50,000 None	$100,001–$500,000 None
International Growth & Income	Jonathan H.W. Matthews	$10,001–$50,000	$10,001–$50,000
International Stock (b)	Richard N. Clattenburg	None(h)	$500,001–$1,000,000
Japan	Archibald Ciganer	None	None
Latin America	Verena E. Wachnitz	$100,001–$500,000	$100,001–$500,000
Maryland Short-Term Tax-Free Bond	Charles B. Hill	$10,001–$50,000	over $1,000,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/14
Maryland Tax-Free Bond	Hugh D. McGuirk	over $1,000,000	over $1,000,000
Maryland Tax-Free Money	Joseph K. Lynagh	$1–$10,000	over $1,000,000
Media & Telecommunications	Paul D. Greene II	$100,001–$500,000	$100,001–$500,000
Mid-Cap Growth (b)	Brian W.H. Berghuis	over $1,000,000	over $1,000,000
Mid-Cap Value (b)	David J. Wallack	None	over $1,000,000
New America Growth	Daniel Martino	over $1,000,000	over $1,000,000
New Asia	Anh Lu	$100,001–$500,000	over $1,000,000
New Era	Shawn T. Driscoll	$100,001–$500,000	over $1,000,000
New Horizons (b)	Henry M. Ellenbogen	$100,001–$500,000	over $1,000,000
New Income (b)	Daniel O. Shackelford	$100,001–$500,000	over $1,000,000
Overseas Stock (b)	Raymond A. Mills	None	over $1,000,000
Personal Strategy Balanced	Charles M. Shriver	$10,001–$50,000	over $1,000,000
Personal Strategy Growth	Charles M. Shriver	$100,001–$500,000	over $1,000,000
Personal Strategy Income	Charles M. Shriver	$1-$10,000	over $1,000,000
Prime Reserve	Joseph K. Lynagh	$10,001–$50,000	over $1,000,000
Real Assets (b)	Wyatt A. Lee	$1–$10,000	over $1,000,000
Real Estate	David M. Lee	$100,001–$500,000	over $1,000,000
Science & Technology	Kennard W. Allen	over $1,000,000	over $1,000,000
Short-Term Bond	Michael F. Reinartz Edward A. Wiese	None(i) $500,001–$1,000,000	$500,001–$1,000,000 over $1,000,000
Small-Cap Stock	Gregory A. McCrickard	over $1,000,000	over $1,000,000
Small-Cap Value	J. David Wagner	$10,001-$50,000	$500,001–$1,000,000
Spectrum Growth	Charles M. Shriver	$100,001-$500,000	over $1,000,000
Spectrum Income	Charles M. Shriver	$100,001-$500,000	over $1,000,000
Spectrum International	Charles M. Shriver	$100,001-$500,000	over $1,000,000
Summit Cash Reserves	Joseph K. Lynagh	$1-$10,000	over $1,000,000
Summit Municipal Income	Konstantine B. Mallas	$100,001-$500,000	over $1,000,000
Summit Municipal Intermediate	Charles B. Hill	$500,001–$1,000,000	over $1,000,000
Summit Municipal Money Market	Joseph K. Lynagh	None	over $1,000,000
Tax- Efficient Equity	Donald J. Peters	over $1,000,000	over $1,000,000
Tax- Exempt Money	Joseph K. Lynagh	$10,001–$50,000	over $1,000,000
Tax- Free High Yield	James M. Murphy	$100,001–$500,000	over $1,000,000
Tax- Free Income	Konstantine B. Mallas	$100,001–$500,000	over $1,000,000
Tax- Free Short-Intermediate	Charles B. Hill	$1–$10,000	over $1,000,000
Tax- Free Ultra Short-Term Bond	Joseph K. Lynagh	(j)	over $1,000,000
Total Equity Market Index	E. Frederick Bair Ken D. Uematsu	$50,001–$100,000 $1-$10,000	$100,001–$500,000 $500,001–$1,000,000
U.S. Bond Enhanced Index (b)	Robert M. Larkins	$10,001–$50,000	$100,001–$500,000
U.S. Large-Cap Core	Jeffrey Rottinghaus	over $1,000,000	over $1,000,000
U.S. Treasury Intermediate	Brian J. Brennan	$10,001–$50,000	over $1,000,000
U.S. Treasury Long-Term	Brian J. Brennan	$10,001–$50,000	over $1,000,000
U.S. Treasury Money	Joseph K. Lynagh	$1–$10,000	over $1,000,000
Ultra Short-Term Bond	Joseph K. Lynagh	$100,001–$500,000	over $1,000,000
Value (b)	Mark S. Finn	$500,001–$1,000,000	over $1,000,000

(a) See table beginning on page 8 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 8.

(b) The portfolio manager invests in a similarly managed T. Rowe Price common trust fund within the T. Rowe Price 401(k) plan.

(c) On April 1, 2015, Ulle Adamson replaced S. Leigh Innes as the fund’s portfolio manager. The range of fund holdings is as of April 30, 2015.

(d) On October 1, 2015, Samy B. Muaddi will replace Michael J. Conelius as the fund’s portfolio manager.

(e) On November 1, 2015, John D. Linehan will replace Brian C. Rogers as the fund’s portfolio manager.

(f) The fund incepted on January 22, 2015, therefore the range of fund holdings is not yet available.

(g) On June 1, 2015, Jeffrey Rottinghaus replaced Thomas J. Huber as the fund’s portfolio manager.

(h) On April 1, 2015, Richard N. Clattenburg replaced Robert W. Smith as the fund’s portfolio manager. The range of fund holdings is as of March 31, 2015.

(i) On January 22, 2015, Michael F. Reinartz joined Edward J. Wiese as co-portfolio manager of the fund. The range of fund holdings is as of January 31, 2015.

(j) The fund has not incepted, therefore the range of fund holdings is not yet available.

The following funds may be purchased only by institutional investors.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/14
Institutional Africa & Middle East	Oliver D.M. Bell	None	None
Institutional Core Plus	Brian J. Brennan	None	over $1,000,000
Institutional Credit Opportunities	Paul A. Karpers	None	over $1,000,000
Institutional Emerging Markets Bond	Michael J. Conelius	$100,001–$500,000	over $1,000,000
Institutional Emerging Markets Equity	Gonzalo Pangaro	None	over $1,000,000
Institutional Floating Rate	Paul M. Massaro	$10,001–$50,000	over $1,000,000
Institutional Frontier Markets Equity	Oliver D.M. Bell	None	None
Institutional Global Focused Growth Equity	David J. Eiswert	$500,001–$1,000,000	over $1,000,000
Institutional Global Growth Equity	R. Scott Berg	$500,001–$1,000,000	over $1,000,000
Institutional Global Multi-Sector Bond	Steven C. Huber	None	$500,001–$1,000,000
Institutional Global Value Equity	Sebastien Mallet	None	None
Institutional High Yield	Paul A. Karpers	None	over $1,000,000
Institutional International Bond	Arif Husain Christopher J. Rothery	None None	None $100,001–$500,000
Institutional International Concentrated Equity	Federico Santilli	None	None
Institutional International Core Equity	Raymond A. Mills	None	over $1,000,000
Institutional International Growth Equity	Richard N. Clattenburg	None (b)	$500,001–$1,000,000
Institutional Large Cap Core Growth	Larry J. Puglia	None	over $1,000,000
Institutional Large-Cap Growth	Robert W. Sharps	over $1,000,000	over $1,000,000
Institutional Large-Cap Value	Mark S. Finn John D. Linehan Heather K. McPherson Brian C. Rogers (c)	None $100,001–$500,000 None None	over $1,000,000 over $1,000,000 $500,001–$1,000,000 over $1,000,000
Institutional Long Duration Credit	David A. Tiberii	None	over $1,000,000
Institutional Mid-Cap Equity Growth	Brian W.H. Berghuis	over $1,000,000	over $1,000,000
Institutional Small-Cap Stock	Gregory A. McCrickard	over $1,000,000	over $1,000,000
Institutional U.S. Structured Research	Ann M. Holcomb Jason B. Polun Eric L. Veiel	None None None	over $1,000,000 over $1,000,000 $50,001–$100,000

(a) See table beginning on page 8 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 8.

(b) On April 1, 2015, Richard N. Clattenburg replaced Robert W. Smith as the fund’s portfolio manager. The range of fund holdings is as of March 31, 2015.

(c) On October 31, 2015, Brian C. Rogers will step down as co-portfolio manager of the fund. Mark S. Finn, John D. Linehan, and Heather K. McPherson will continue to serve as co-portfolio managers of the fund.

The following funds are designed for persons residing in the indicated state. The portfolio managers reside in Maryland.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/14
California Tax-Free Bond	Konstantine B. Mallas	None	over $1,000,000
California Tax-Free Money	Joseph K. Lynagh	None	over $1,000,000
Georgia Tax-Free Bond	Hugh D. McGuirk	None	over $1,000,000
New Jersey Tax-Free Bond	Konstantine B. Mallas	None	over $1,000,000
New York Tax-Free Bond	Konstantine B. Mallas	None	over $1,000,000
New York Tax-Free Money	Joseph K. Lynagh	None	over $1,000,000
Virginia Tax-Free Bond	Hugh D. McGuirk	None	over $1,000,000

(a) See table beginning on page 8 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 8.

The following funds are designed such that a single individual would normally select one fund based on that person’s expected retirement date.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/14
Retirement 2005	Jerome A. Clark	None	$50,001–$100,000
Retirement 2010	Jerome A. Clark	None	$50,001–$100,000
Retirement 2015	Jerome A. Clark	None	$50,001–$100,000
Retirement 2020	Jerome A. Clark	None	$50,001–$100,000
Retirement 2025	Jerome A. Clark	None	$50,001–$100,000
Retirement 2030	Jerome A. Clark	None	$50,001–$100,000
Retirement 2035	Jerome A. Clark	None	$50,001–$100,000
Retirement 2040 (b)	Jerome A. Clark	None	$50,001–$100,000
Retirement 2045 (b)	Jerome A. Clark	None	$50,001–$100,000
Retirement 2050	Jerome A. Clark	None	$50,001–$100,000
Retirement 2055	Jerome A. Clark	None	$50,001–$100,000
Retirement 2060	Jerome A. Clark	(c)	$50,001–$100,000
Retirement Balanced	Jerome A. Clark	None	$50,001–$100,000
Target Retirement 2005	Jerome A. Clark Wyatt A. Lee	None None	$50,001–$100,000 over $1,000,000
Target Retirement 2010	Jerome A. Clark Wyatt A. Lee	None None	$50,001–$100,000 over $1,000,000
Target Retirement 2015	Jerome A. Clark Wyatt A. Lee	None None	$50,001–$100,000 over $1,000,000
Target Retirement 2020	Jerome A. Clark Wyatt A. Lee	None None	$50,001–$100,000 over $1,000,000
Target Retirement 2025	Jerome A. Clark Wyatt A. Lee	None None	$50,001–$100,000 over $1,000,000
Target Retirement 2030	Jerome A. Clark Wyatt A. Lee	None None	$50,001–$100,000 over $1,000,000
Target Retirement 2035	Jerome A. Clark Wyatt A. Lee	None None	$50,001–$100,000 over $1,000,000
Target Retirement 2040	Jerome A. Clark Wyatt A. Lee	None None	$50,001–$100,000 over $1,000,000
Target Retirement 2045	Jerome A. Clark Wyatt A. Lee	None None	$50,001–$100,000 over $1,000,000

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/14
Target Retirement 2050	Jerome A. Clark Wyatt A. Lee	None None	$50,001–$100,000 over $1,000,000
Target Retirement 2055	Jerome A. Clark Wyatt A. Lee	None None	$50,001–$100,000 over $1,000,000
Target Retirement 2060	Jerome A. Clark Wyatt A. Lee	(c) (c)	$50,001–$100,000 over $1,000,000

(a) See table beginning on page 8 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 8.

(b) The portfolio manager invests in a similarly managed T. Rowe Price common trust fund within the T. Rowe Price 401(k) plan.

(c) The fund incepted on June 23, 2014, therefore the range of fund holdings is not yet available.

The following funds are not available for direct purchase by members of the public.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year[a]	All Funds Range as of 12/31/14
Emerging Markets Corporate Multi-Sector Account Portfolio	Michael J. Conelius(b)	None	over $1,000,000
Emerging Markets Local Multi-Sector Account Portfolio	Andrew Keirle	None	$10,001–$50,000
Floating Rate Multi-Sector Account Portfolio	Paul M. Massaro	None	over $1,000,000
TRP Government Reserve Investment	Joseph K. Lynagh	None	over $1,000,000
High Yield Multi-Sector Account Portfolio	Mark J. Vaselkiv	None	over $1,000,000
Inflation Focused Bond	Daniel O. Shackelford	None	over $1,000,000
Investment-Grade Corporate Multi-Sector Account Portfolio	David A. Tiberii	None	over $1,000,000
Mortgage-Backed Securities Multi-Sector Account Portfolio	Andrew C. McCormick	None	over $1,000,000
TRP Reserve Investment	Joseph K. Lynagh	None	over $1,000,000
Short-Term Government Reserve Fund	Joseph K. Lynagh	(c)	over $1,000,000
Short-Term Reserve Fund	Joseph K. Lynagh	None	over $1,000,000

(a) See table beginning on page 8 for the fiscal year of the funds. The range of fund holdings as of the fund’s fiscal year is updated concurrently with each fund’s prospectus date as shown in the table beginning on page 8.

(b) On October 1, 2015, Samy B. Muddi will replace Michael J. Conelius as the fund’s portfolio manager.

(c) The fund has not incepted, therefore the range of fund holdings is not yet available.

Portfolio Manager Compensation

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant or restricted stock grant. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and Price Hong Kong, Price Singapore, and T. Rowe Price International, as appropriate), evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500) and the Lipper index (e.g., Large-Cap Growth) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee (as described under the “Disclosure of Fund Portfolio Information” section) and is the same as the selection presented to the directors of the Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis though tax efficiency is considered and is especially important for the Tax-Efficient Equity Fund.

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform, working effectively with and mentoring others, and other contributions to our clients, the firm or our culture are important components of T. Rowe Price’s long-term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Assets Under Management

The following table sets forth the number and total assets of the mutual funds and accounts managed by the Price Funds’ portfolio managers as of the most recent fiscal year end of the funds they manage, unless otherwise indicated. All of the assets of the funds that have multiple portfolio managers are shown as being allocated to all managers of those funds. There are no accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Ulle Adamson (a)	—	—	—	—	—	—
Kennard Allen	4	4,794,567,029	0	—	0	—
E. Frederick Bair	5	26,506,273,708	2	4,785,735,535	0	—
Peter J. Bates	1	16,604,259	0	—	0	—
Oliver D.M. Bell	2	420,021,410	2	20,449,681	—	—
R. Scott Berg	2	365,129,476	7	1,962,444,404	5	1,761,913,379
Brian W.H. Berghuis	8	37,980,142,766	1	540,731,528	7	1,417,736,470
Brian J. Brennan	4	1,159,101,403	3	1,580,574,492	18	3,025,841,913
Archibald Ciganer	1	265,675,529	6	377,890,055	2	94,101,689
Jerome A. Clark	65	123,734,287,849	26	21,226,627,937	5	3,320,900,040
Richard N. Clattenburg (a)	4	14,736,676,796	1	1,257,306,661	1	259,571,848
Michael J. Conelius	8	5,330,420,915	6	3,037,970,152	1	376,371,275
Michael Della Vedova	1	72,018,241	0	—	0	—
Shawn T. Driscoll	2	4,190,733,939	1	299,164,509	4	369,575,532
Donald J. Easley	0	—	0	—	2	51,681,135
David J. Eiswert	4	691,024,647	4	1,291,695,538	4	1,836,166,328
Henry M. Ellenbogen	1	15,356,292,536	1	1,738,828,888	8	1,718,583,639
Joseph B. Fath	11	55,063,571,253	1	3,728,240,374	8	1,633,605,738
Mark S. Finn	7	33,773,327,344	3	3,747,574,534	26	4,835,446,061
David R. Giroux	7	35,276,33,277	1	220,950,593	0	—

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Paul D. Greene II	2	3,447,680,710	0	—	0	—
Charles B. Hill	3	6,413,161,659	2	331,313,932	6	1,739,578,012
Ann M. Holcomb	8	9,944,942,664	2	3,756,400,249	35	13,290,681,295
Steven C. Huber	2	341,418,293	—	—	2	235,038,908
Thomas J. Huber	3	7,250,298,946	1	157,207,358	1	101,687,553
Arif Husain	4	4,936,382,656	8	388,056,137	1	82,305,593
Nina P. Jones (a)	—	—	—	—	—	—
Paul A. Karpers	5	3,672,958,553	3	1,997,417,726	6	1,590,300,378
Andrew Keirle	3	218,337,983	1	12,476,818	0	—
Robert M. Larkins	1	616,195,460	2	1,342,749,372	10	1,266,712,317
David M. Lee	3	5,438,793,371	0	—	1	208,338,786
Wyatt A. Lee	1	4,325,338,682	1	472,138,427	2	211,142,586
John D. Linehan	4	7,734,738,526	2	1,049,789,057	25	4,605,043,249
Anh Lu	1	3,966,681,114	2	1,224,765,731	3	594,193,379
Joseph K. Lynagh	13	41,879,689,902	3	847,048,156	7	88,144,831
Konstantine B. Mallas	5	4,979,112,898	0	—	4	84,512,885
Sebastien Mallet	2	11,990,067	—	—	—	—
Daniel N. Martino	3	4,482,470,069	0	—	0	—
Paul M. Massaro	4	3,838,548,522	1	40,755,649	4	1,405,767,722
Jonathan H.W. Matthews	1	10,227,102,521	1	1,067,053,755	—	—
Andrew C. McCormick	3	1,741,810,824	0	—	2	16,883,443
Gregory A. McCrickard	4	11,994,143,843	2	807,268,116	3	571,003,502
Hugh D. McGuirk	3	3,279,458,956	0	—	12	718,697,508
Heather K. McPherson (b)	—	—	—	—	—	—
Raymond A. Mills	5	11,017,670,855	1	1,254,452,179	4	1,421,191,422
Eric C. Moffett	—	—	1	2,085,136	—	—
James M. Murphy	2	3,391,486,955	0	—	0	—
Sudhir Nanda	3	2,916,108,623	0	—	0	—
Gonzalo Pangaro	1	7,591,715,105	6	4,921,959,365	6	1,834,366,940
Donald J. Peters	5	2,145,110,095	0	—	16	1,949,291,897
Jason B. Polun	8	9,944,942,664	2	3,756,400,249	35	13,290,681,295
Larry J. Puglia	10	37,313,954,188	1	229,562,995	20	8,406,405,483
Michael F. Reinartz (c)	8	11,629,753,517	1	3,391,248,980	19	4,435,706,815
Brian C. Rogers	13	42,402,196,686	1	1,840,395,475	9	1,861,647,816
Christopher J. Rothery	1	3,404,785	1	0	1	0
Jeffrey Rottinghaus	1	101,950,386	1	4,897,481	0	—
Federico Santilli	1	183,831,543	0	—	0	—
Daniel O. Shackelford	6	23,827,415,889	4	3,405,041,607	16	2,800,958,591
Robert W. Sharps	7	17,234,000,605	2	2,192,694,853	54	14,015,206,450
Charles M. Shriver	20	25,838,694,844	5	1,994,266,021	9	690,143,105
Neil Smith	1	493,362,500	1	414,648,441	—	—
Robert W. Smith	4	13,357,927,018	1	996,805,088	1	246,043,403
Gabriel Solomon	1	521,665,843	0	—	0	—
Joshua K. Spencer	2	1,836,292,143	2	711,684,957	0	—
Taymour R. Tamaddon	6	14,557,052,009	0	—	1	224,012,558

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Dean Tenerelli	1	1,426,158,450	4	836,863,069	1	72,007,962
Justin Thomson	1	3,563,079,211	2	371,388,626	2	115,384,220
David A. Tiberii	6	1,244,804,762	2	124,679,913	8	3,528,431,913
Ken D. Uematsu	5	26,506,273,708	2	4,785,735,535	0,	—
Mark J. Vaselkiv	4	10,245,213,060	3	1,038,558,777	7	2,135,307,800
Eric L. Veiel	8	9,944,942,664	2	3,756,400,249	35	13,290,681,553
Verena E. Wachnitz	1	751,532,402	3	163,537,668	—	—
J. David Wagner	8	11,407,724,886	1	813,136,925	4	251,542,762
David J. Wallack	3	14,108,544,920	1	877,487,175	2	196,377,303
Edward A. Wiese	7	11,557,898,297	1	3,372,020,185	20	4,466,453,932

(a) The individual assumed portfolio management responsibilities of a mutual fund on April 1, 2015. The information on accounts managed is as of March 31, 2015.

(b) The individual assumed co-portfolio management responsibilities of a mutual fund on January 1, 2015. The information on other managed accounts is not yet available.

(c) The individual assumed co-portfolio management responsibilities of a mutual fund on January 22, 2015. The information on accounts managed is as of January 31, 2015.

Conflicts of Interest

Portfolio managers at T. Rowe Price and its affiliates typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds and common trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager Compensation” section, the portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager. Please see the “Portfolio Transactions” section of this SAI for more information on our brokerage and trade allocation policies.

T. Rowe Price funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the Price Funds. T. Rowe Price manages the Morningstar retirement plan and T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

PRINCIPAL HOLDERS OF SECURITIES

As of the date indicated, the directors and executive officers of the funds, as a group, owned less than 1% of the outstanding shares of any fund (or class), except as shown in the following table.

Fund	%*
Asia Opportunities	2.8
Credit Opportunities Fund	1.5
Global Allocation	1.2
Global Growth Stock	2.4

Fund	%*
Global Industrials	5.0
Institutional Global Focused Growth Equity	1.1
Maryland Short-Term Tax-Free Bond	3.1
Summit Cash Reserves	2.1
Tax-Efficient Equity	5.6
U.S. Large-Cap Core	2.5

* Based on December 31, 2014 data for the directors and May 31, 2015 data for the executive officers.

As of May 31, 2015, the following shareholders of record owned more than 5% of the outstanding shares of the indicated funds and/or classes.

FUND	SHAREHOLDER	%
AFRICA & MIDDLE EAST FUND	CHARLES SCHWAB & CO INC	5.12
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT
	211 MAIN ST
	SAN FRANCISCO CA 94105-1905

	MLPF&S FOR THE SOLE BENEFIT OF	6.39
	ITS CUSTOMERS
	4800 DEERLAKE DR E 3RD FL
	JACKSONVILLE FL 32246-6484

	NATIONAL FINANCIAL SERVICES	8.45
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	499 WASHINGTON BLVD FL 5
	JERSEY CITY NJ 07310-2010
ASIA OPPORTUNITIES FUND	T ROWE PRICE ASSOCIATES	22.30
	ATTN FINANCIAL REPORTING DEPT
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009
ASIA OPPORTUNITIES FUND—ADVISOR CLASS	T ROWE PRICE ASSOCIATES	98.11(a)
	ATTN FINANCIAL REPORTING DEPT
BALANCED FUND	T ROWE PRICE TRUST CO INC	36.48(b)
	ATTN: TRPS INST CONTROL DEPT
FUND	SHAREHOLDER	%
BLUE CHIP GROWTH FUND	CHARLES SCHWAB & CO INC	6.16
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT
	211 MAIN ST
	SAN FRANCISCO CA 94105-1905

	EDWARD D JONES & CO	6.05
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUND
	12555 MANCHESTER RD
	SAINT LOUIS MO 63131-3729

	FIRST CLEARING LLC	6.68
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523

	NATIONAL FINANCIAL SERVICES	13.24
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RET PLAN SVCS TR	7.91
	BLUE CHIP GROWTH FUND
	ATTN ASSET RECONCILATIONS
	PO BOX 17215
	BALTIMORE MD 21297-1215
BLUE CHIP GROWTH FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	14.82
	ATTN MUTUAL FUND DEPT

	GREAT-WEST TRUST CO.	5.17
	FBO EMPLOYEE BENEFITS CLIENTS
	ATTN MUTUAL FUND TRADING 2T2
	8515 E ORCHARD RD
	ENGLEWOOD CO 80111-5002

	NATIONAL FINANCIAL SERVICES	15.76
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
FUND	SHAREHOLDER	%
BLUE CHIP GROWTH FUND—R CLASS	AMERICAN UNITED LIFE	5.64
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS
	PO BOX 368
	INDIANAPOLIS IN 46206-0368

	DCGT AS TTEE AND/OR CUST	6.94
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS
	711 HIGH ST
	DES MOINES IA 50392

	NATIONWIDE LIFE INSURANCE COMPANY	6.03
	C/O IPO PORTFOLIO ACCOUNTING
	NACO
	PO BOX 182029
	COLUMBUS OH 43218-2029

	NFS LLC FEBO	8.21
	STATE STREET BANK TRUST CO

	TTEE VARIOUS RETIREMENT PLANS
	440 MAMARONECK AVE
	HARRISON NY 10528-2418

	STATE STREET CORP TTEE	19.51
	FBO ADP ACCESS
	1 LINCOLN ST
	BOSTON MA 02111-2901
CALIFORNIA TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	7.92
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	13.12
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
CAPITAL APPRECIATION FUND	CHARLES SCHWAB & CO INC	10.62
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	10.94
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.64
	1 PERSHING PLZ
	JERSEY CITY NJ 07399-0002
FUND	SHAREHOLDER	%
CAPITAL APPRECIATION FUND—ADVISOR CLASS	AMERITAS LIFE INSURANCE CORP	5.92
	SEPARATE ACCOUNT G
	5900 O STREET
	LINCOLN NE 68510-2234

	CHARLES SCHWAB & CO INC	28.54(c)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	23.87
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.09
CAPITAL OPPORTUNITY FUND	MCWOOD & CO	39.06(c)
	PO BOX 29522
	RALEIGH NC 27626-0522

	NATIONAL FINANCIAL SERVICES	9.60
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
CAPITAL OPPORTUNITY FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	32.81(c)
	REINVEST ACCOUNT

	ATTN MUTUAL FUND DEPT

	RELIANCE TRUST COMPANY FBO	35.88(c)
	C/O FASCORE LLC
	RETIREMENT PLANS SERVICED BY METLIFE
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002
FUND	SHAREHOLDER	%
CAPITAL OPPORTUNITY FUND—R CLASS	CAPITAL BANK & TRUST COMPANY TTEE F	9.43
	JEFF WYLER AUTO FAMILY INC RSP 401K
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	CAPITAL BANK & TRUST COMPANY TTEE F	8.79
	MACHINERY SYSTEMS INC EMPLOYEES PSP
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	FIIOC AS AGENT	40.94(c)
	FBO SHEPHERD ELECTRIC CO., INC
	100 MAGELLAN WAY # KW1C
	COVINGTON KY 41015-1987

	NATIONWIDE TRUST CO FSB	10.52
	C/O IPO PORTFOLIO ACCTG
	PO BOX 182029
	COLUMBUS OH 43218-2029

	NFS LLC FEBO	7.09
	RELIANCE TRUST CO TTEE/CUST
	FOR TRS FBO VARIOUS RET PLANS
	1150 S OLIVE ST
	LOS ANGELES CA 90015-2211
CORPORATE INCOME FUND	SPECTRUM INCOME FUND	46.87(d)
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
	100 EAST PRATT STREET
	BALTIMORE MD 21202-1009
CREDIT OPPORTUNITIES FUND	T ROWE PRICE ASSOCIATES	57.99(a)
	ATTN FINANCIAL REPORTING DEPT
CREDIT OPPORTUNITIES FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	55.06(c)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	T ROWE PRICE ASSOCIATES	44.94(a)
	ATTN FINANCIAL REPORTING DEPT
DIVERSIFIED MID-CAP GROWTH FUND	PERSHING LLC	5.40
FUND	SHAREHOLDER	%
DIVERSIFIED SMALL-CAP GROWTH FUND	MORGAN STANLEY SMITH BARNEY	5.78
	HARBORSIDE FINANCIAL CENTER

	PLAZA 2
	3RD FLOOR
	JERSEY CITY NJ 07311

	PERSHING LLC	9.69

	SEI PRIVATE TRUST COMPANY	6.99
	C/O SUNTRUST BANK
	ATTN MUTUAL FUNDS
	1 FREEDOM VALLEY DR
	OAKS PA 19456-9989
DIVIDEND GROWTH FUND	EDWARD D JONES & CO	11.80
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUNDS

	MLPF&S FOR THE SOLE BENEFIT OF	10.64
	ITS CUSTOMERS

	NATIONAL FINANCIAL SERVICES	24.10
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
DIVIDEND GROWTH FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	8.33
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	66.44(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
EMERGING EUROPE FUND	NATIONAL FINANCIAL SERVICES LLC	7.19
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	499 WASHINGTON BLVD FL 5
	JERSEY CITY NJ 07310-2010
FUND	SHAREHOLDER	%
EMERGING MARKETS BOND FUND	RETIREMENT PORTFOLIO 2010	5.21
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT
	100 E PRATT ST
	BALTIMORE MD 21202-1009

	RETIREMENT PORTFOLIO 2015	7.67
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT
	100 E PRATT ST
	BALTIMORE MD 21202-1009

	RETIREMENT PORTFOLIO 2020	16.55
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT
	100 E PRATT ST

	BALTIMORE MD 21202-1009

	RETIREMENT PORTFOLIO 2025	9.79
	T ROWE PRICE ASSOCIATES
	ATT FUND ACCOUNTING DEPT
	100 E PRATT ST
	BALTIMORE MD 21202-1009

	RETIREMENT PORTFOLIO 2030	10.68
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
	100 E PRATT ST
	BALTIMORE MD 21202-1009

	SPECTRUM INCOME FUND	11.06
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
EMERGING MARKETS CORPORATE BOND FUND	MCWOOD & CO	58.14(c)

	T ROWE PRICE ASSOCIATES	17.42
	ATTN FINANCIAL REPORTING DEPT
FUND	SHAREHOLDER	%
EMERGING MARKETS CORPORATE BOND FUND—ADVISOR	CHARLES SCHWAB & CO INC	10.21
CLASS	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	9.13
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	24.04

	T ROWE PRICE ASSOCIATES	32.44(a)
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	15.57
	OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226
EMERGING MARKETS CORPORATE MULTI-SECTOR	CBE OF NEW BRUNSWICK	39.22(c)
ACCOUNT PORTFOLIO	EM BOND MAP
	440 KING ST STE 680
	FREDERICTON NB E3B 5H8
	CANADA

	ILLINOIS STUDENT ASSISTANCE	5.01
	COMMISSION
	ATTN: KENT CUSTER
	1755 LAKE COOK RD
	DEERFIELD IL 60015-5209

	ST PAUL TEACHERS RET FUND ASSOC	9.39
	ATTN JILL E. SCHURTZ EXEC DIRECTOR
	1619 DAYTON AVE STE 309
	SAINT PAUL MN 55104-7640

	T ROWE PRICE ASSOCIATES	41.02(a)
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS LOCAL CURRENCY BOND FUND	SPECTRUM INCOME FUND	83.14(d)
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
EMERGING MARKETS LOCAL CURRENCY BOND FUND—	CHARLES SCHWAB & CO INC	38.50(c)
ADVISOR CLASS	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	T ROWE PRICE ASSOCIATES	59.19(a)
	ATTN FINANCIAL REPORTING DEPT
FUND	SHAREHOLDER	%
EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT	CBE OF NEW BRUNSWICK	55.50(c)
PORTFOLIO	EM LOCAL MAP
	440 KING ST STE 680
	FREDERICTON NB E3B 5H8
	CANADA

	ST PAUL TEACHERS RET FUND ASSOC	21.50
	ATTN JILL E. SCHURTZ EXEC DIRECTOR

	T ROWE PRICE ASSOCIATES	20.60
	ATTN FINANCIAL REPORTING DEPT
EMERGING MARKETS STOCK FUND	NATIONAL FINANCIAL SERVICES	9.04
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT PORTFOLIO 2040	9.27
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
	100 E PRATT ST
	BALTIMORE MD 21202-1009

	RETIREMENT PORTFOLIO 2020	9.79
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	7.84
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	11.69
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	6.78
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
EQUITY INCOME FUND	EDWARD D JONES & CO	6.82
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUND

	NATIONAL FINANCIAL SERVICES	9.42
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	10.37
	ATTN: TRPS INST CONTROL DEPT
	P O BOX 17215
	BALTIMORE MD 21297-1215
FUND	SHAREHOLDER	%
EQUITY INCOME FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	6.76
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	42.46(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
EQUITY INCOME FUND—R CLASS	AMERICAN UNITED LIFE	16.98
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	DCGT AS TTEE AND/OR CUST	11.16
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	HARTFORD LIFE INSURANCE CO	11.04
	SEPARATE ACCOUNT
	ATTN UIT OPERATIONS
	PO BOX 2999
	HARTFORD CT 06104-2999
EQUITY INDEX 500 FUND	RETIREMENT PORTFOLIO 2010	6.17
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2040	5.07
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	8.81
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	18.25
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	10.72
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	11.87
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
FUND	SHAREHOLDER	%
EUROPEAN STOCK FUND	CHARLES SCHWAB & CO INC	13.20
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	7.59
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.54

	SPECTRUM INTERNATIONAL FUND	15.82
	T ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
	100 EAST PRATT STREET
	BALTIMORE MD 21202-1009
EXTENDED EQUITY MARKET INDEX FUND	T ROWE PRICE TRUST CO INC	6.70
	ATTN: TRPS INST CONTROL DEPT

	TD AMERITRADE INC FBO	6.66
	OUR CUSTOMERS
FINANCIAL SERVICES FUND	T ROWE PRICE SERVICES INC FBO	5.78
	EDUCATION TRUST OF ALASKA
	PORTFOLIO FUTURE TRENDS
	ATTN DAWN WAGNER FIXED INCOME
	100 E PRATT ST 7TH FLOOR
	BALTIMORE MD 21202-1009
FLOATING RATE FUND	NATIONAL FINANCIAL SERVICES	5.76
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	8.01

	SPECTRUM INCOME FUND	36.65(d)
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
FUND	SHAREHOLDER	%
FLOATING RATE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	17.10
	REINVEST ACCOUNT

	ATTN MUTUAL FUND DEPT

	JP MORGAN CLEARING CORP OMNIBUS ACC	5.75
	FOR THE EXCLUSIVE BENEFIT
	OF CUSTOMERS
	3 CHASE METROTECH CENTER
	3RD FLOOR MUTUAL FUND DEPARTMENT
	BROOKLYN NY 11245-0001

	MITRA & CO FBO 98	7.73
	C/O BMO HARRIS BANK NA ATTN: MF
	11270 W PARK PL STE 400
	MILWAUKEE WI 53224-3638

	NATIONAL FINANCIAL SERVICES	33.46(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	27.02(c)
FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO	CBE OF NEW BRUNSWICK	44.38(c)
	FLOATING RATE MAP
	440 KING ST STE 680
	FREDERICTON NB E3B 5H8
	CANADA

	ILLINOIS STUDENT ASSISTANCE	5.59
	COMMISSION
	ATTN: KENT CUSTER

	T ROWE PRICE ASSOCIATES	45.70(a)
	ATTN FINANCIAL REPORTING DEPT
GEORGIA TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	16.38
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	19.03
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
GLOBAL ALLOCATION FUND	MORGAN STANLEY SMITH BARNEY	11.35
	HARBORSIDE FINANCIAL CENTER

	PERSHING LLC	10.27

	T ROWE PRICE ASSOCIATES	24.07
	ATTN FINANCIAL REPORTING DEPT
FUND	SHAREHOLDER	%
GLOBAL ALLOCATION FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	27.12(c)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	19.56
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	33.60(c)

	T ROWE PRICE ASSOCIATES	8.81
	ATTN FINANCIAL REPORTING DEPT
GLOBAL GROWTH STOCK FUND	T ROWE PRICE ASSOCIATES	8.94
	ATTN FINANCIAL REPORTING DEPT
GLOBAL GROWTH STOCK FUND —ADVISOR CLASS	CHARLES SCHWAB & CO INC	10.06
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	5.50
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	15.30

	STIFEL NICOLAUS & CO INC	6.17
	GARY KLING
	501 N BROADWAY FL 8
	SAINT LOUIS MO 63102-2188

	T ROWE PRICE ASSOCIATES	53.71(a)
	ATTN FINANCIAL REPORTING DEPT
GLOBAL HIGH INCOME BOND FUND	T ROWE PRICE ASSOCIATES	60.02(a)
	ATTN FINANCIAL REPORTING DEPT
GLOBAL HIGH INCOME BOND FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	82.72(c)
	REINVEST ACCOUNT
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE ASSOCIATES	17.28
	ATTN FINANCIAL REPORTING DEPT
GLOBAL INDUSTRIALS FUND	T ROWE PRICE ASSOCIATES	42.94(a)
	ATTN MUTUAL FUND DEPT
FUND	SHAREHOLDER	%
GLOBAL MULTI-SECTOR BOND FUND	CHARLES SCHWAB & CO INC	5.87
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	5.57
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	8.74
	ATTN FINANCIAL REPORTING DEPT
GLOBAL MULTI-SECTOR BOND FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	23.33
	SPECIAL CUSTODY A/C FBO CUSTOMERS

	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL	9.13
	OMNIBUS CUSTOMER ACCOUNT

	NATIONAL FINANCIAL SERVICES	22.64
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	29.99(c)
GLOBAL REAL ESTATE FUND	CHARLES SCHWAB & CO INC	12.54
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	PERSHING LLC	8.13
FUND	SHAREHOLDER	%
GLOBAL REAL ESTATE FUND—ADVISOR CLASS	T ROWE PRICE ASSOCIATES	5.42
	ATTN FINANCIAL REPORTING DEPT

	TD AMERITRADE INC FBO	10.99
	OUR CUSTOMERS

	CHARLES SCHWAB & CO INC	45.08(c)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	GREAT-WEST TRUST CO.	16.15
	EMPLOYEE BENEFITS CLIENTS 401K
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	LINCOLN RETIREMENT SERVICES COMPANY	5.19
	FBO OAKLAWN HOSPITAL 403(B) PLAN
	PO BOX 7876
	FORT WAYNE IN 46801-7876

	NATIONAL FINANCIAL SERVICES	12.54
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
GLOBAL STOCK FUND	JP MORGAN AS DIRECTED TRUSTEE FOR	5.04
	ERNST & YOUNG DEFINED BENEFIT
	RETIREMENT PLAN TRUST
	ATTN: PHYLLIS MANCINI
	4 NEW YORK PLZ FL 15
	NEW YORK NY 10004-2413

	T ROWE PRICE RPS INC CO	6.31
	OMNIBUS
	PLAN #OMNI PLAN
	INSTALL TEAM FOR #113

	PO BOX 17215
	BALTIMORE MD 21297-1215
FUND	SHAREHOLDER	%
GLOBAL STOCK FUND—ADVISOR CLASS	FIIOC AS AGENT	23.95
	FBO REDAPT SYSTEMS INC
	401K PSP
	100 MAGELLAN WAY # KW1C
	COVINGTON KY 41015-1987

	LPL FINANCIAL	7.27
	OMNIBUS CUSTOMER ACCOUNT
	ATTN: MUTUAL FUND TRADING
	4707 EXECUTIVE DR
	SAN DIEGO CA 92121-3091

	NATIONAL FINANCIAL SERVICES	39.94(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.23
GLOBAL TECHNOLOGY FUND	CHARLES SCHWAB & CO INC	7.86
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	8.44
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	7.93
GLOBAL UNCONSTRAINED BOND FUND	T ROWE PRICE ASSOCIATES	79.32(a)
GLOBAL UNCONSTRAINED BOND FUND—ADVISOR CLASS	PERSHING LLC	7.09

	T ROWE PRICE ASSOCIATES	88.36(a)
	ATTN FINANCIAL REPORTING DEPT
GNMA FUND	SPECTRUM INCOME FUND	38.38(d)
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
FUND	SHAREHOLDER	%
GOVERNMENT RESERVE INVESTMENT FUND	BARNACLESAIL	58.88(d)
	C/O T ROWE PRICE ASSOC
	ATTN MID CAP GROWTH FUND
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009

	BRIDGESAIL & CO	9.58
	C/O T ROWE PRICE ASSOC
	ATTN SCIENCE & TECHNOLOGY FD
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009

	MILDSHIP & CO	5.40
	C/O T ROWE PRICE ASSOC
	ATTN GLOBAL TECHNOLOGY FD
	100 E PRATT ST
	BALTIMORE MD 21202-1009

	T ROWE PRICE	8.77
	RETIREMENT PLAN SERVICE INC
	ATTN RPS CASH GROUP
	4555 PAINTERS MILL ROAD
	OWINGS MILLS MD 21117-4903

	WEATHERBOARD & CO	6.34
	C/O T ROWE PRICE ASSOC
	ATTN MID CAP EQUITY GROWTH FD
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009
GROWTH & INCOME FUND	T ROWE PRICE TRUST CO INC	6.38
	ATTN: TRPS INST CONTROL DEPT
FUND	SHAREHOLDER	%
GROWTH STOCK FUND	CHARLES SCHWAB & CO INC	6.14
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	6.50
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT PORTFOLIO 2040	8.77
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	5.34
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	5.45
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	9.47
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	6.09
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
	100 E PRATT ST
	BALTIMORE MD 21202-1009

	T ROWE PRICE TRUST CO INC	6.20
	ATTN: TRPS INST CONTROL DEPT
GROWTH STOCK FUND—ADVISOR CLASS	ICMA RETIREMENT TRUST NAV	6.51
	777 N CAPITOL ST NE STE 600
	WASHINGTON DC 20002-4240

	NATIONAL FINANCIAL SERVICES	32.99(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
FUND	SHAREHOLDER	%
GROWTH STOCK FUND—R CLASS	DCGT AS TTEE AND/OR CUST	5.24
	NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	HARTFORD LIFE INSURANCE CO	7.66
	SEPARATE ACCOUNT
	ATTN UIT OPERATIONS

	NATIONWIDE TRUST CO FSB	5.27
	C/O IPO PORTFOLIO ACCTG

	STATE STREET CORP TTEE	16.23
	FBO ADP ACCESS

	SUNTRUST BANK FBO	8.62
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002
HEALTH SCIENCES FUND	CHARLES SCHWAB & CO INC	6.41
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	JOHN HANCOCK LIFE	8.44
	INSURANCE CO USA
	RPS TRADING OPS ST-4
	601 CONGRESS STREET
	BOSTON MA 02210-2804

	NATIONAL FINANCIAL SERVICES	7.26
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.26
FUND	SHAREHOLDER	%
HIGH YIELD FUND	EDWARD D JONES & CO	8.40
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUND

	RETIREMENT PORTFOLIO 2020	9.79

	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	5.75
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	6.19
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	SPECTRUM INCOME FUND	12.21
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
HIGH YIELD FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	94.98(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO	BALTIMORE EQUITABLE INSURANCE	9.84
	ATTN SHARON V WOODWARD
	100 N CHARLES ST
	BALTIMORE MD 21201-3808

	ILLINOIS STUDENT ASSISTANCE	20.21
	COMMISSION
	ATTN: KENT CUSTER

	ST PAUL TEACHERS RET FUND ASSOC	24.96
	ATTN JILL E. SCHURTZ EXEC DIRECTOR

	T ROWE PRICE ASSOCIATES	44.98(a)
	ATTN FINANCIAL REPORTING DEPT
FUND	SHAREHOLDER	%
INFLATION FOCUSED BOND FUND	RETIREMENT INCOME PORTFOLIO	15.07
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
	100 E PRATT ST
	BALTIMORE MD 21202-1009

	RETIREMENT PORTFOLIO 2010	13.57
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
	100 E PRATT ST
	BALTIMORE MD 21202-1009

	RETIREMENT PORTFOLIO 2015	14.18
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	21.27
	T ROWE PRICE ASSOCIATES

	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	7.47
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
INFLATION PROTECTED BOND FUND	SPECTRUM INCOME FUND	11.54
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT

	T ROWE PRICE RPS INC	6.44
	OMNIBUS ACCOUNT
	INFLATION PROTECTED BOND, #147
	PO BOX 17215
	BALTIMORE MD 21297-1215
FUND	SHAREHOLDER	%
INSTITUTIONAL AFRICA & MIDDLE EAST FUND	JOHN S AND JAMES L KNIGHT	13.06
	FOUNDATION
	WACHOVIA FINANCIAL CENTER STE 3300
	200 SOUTH BISCAYNE BOULEVARD
	MIAMI FL 33131-2310

	NATIONAL FINANCIAL SERVICES LLC	55.08(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NORTHERN TRUST AS CUSTODIAN FBO	5.31
	JOHN E FETZER INSTITUTE
	PO BOX 92956
	CHICAGO IL 60675-0001

	SEI PRIVATE TRUST CO	6.78
	C/O MELLON BANK ID 225
	ATTN MUTUAL FUND ADMIN
	ONE FREEDOM VALLEY DR
	OAKS PA 19456-9989

	UNIVERSITY OF ARKANSAS	10.93
	FOUNDATION INC
	535 W RESEARCH CENTER BLVD STE 120
	FAYETTEVILLE AR 72701-6944
INSTITUTIONAL CORE PLUS FUND	JEANETTE STUMP &	5.66
	JAMES CARNEY & HOWARD KLINE TRS
	SPECIAL METALS CORPORATION RETIREE
	BENEFIT TRUST
	60 BLVD OF THE ALLIES FL 5
	PITTSBURGH PA 15222-1209

	JP MORGAN CHASE BANK TRUSTEE FOR	29.99(c)
	THE STATE OF CALIFORNIA SAVINGS
	PLUS PROGRAM

	4 NEW YORK PLZ FL 15
	NEW YORK NY 10004-2413

	NATIONAL FINANCIAL SERVICES	30.72(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	THE CHURCH FOUNDATION	7.57
	EPISCOPAL DIOCESE OF PENNSYLVANIA
	3717 CHESTNUT ST APT 300
	PHILADELPHIA PA 19104-3168
FUND	SHAREHOLDER	%
INSTITUTIONAL CORE PLUS FUND—F CLASS	LPL FINANCIAL	13.46
	OMNIBUS CUSTOMER ACCOUNT

	NATIONAL FINANCIAL SERVICES	7.50
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RAYMOND JAMES & ASSOC INC	14.69
	FBO HOMER J KNAUFF &
	DARLENE A KNAUFF JT/WROS
	IMPAC
	9550 COLLEGEVIEW RD APT 123
	MINNEAPOLIS MN 55437-2159

	RAYMOND JAMES & ASSOC INC	5.89
	FBO KEVIN J SWEENEY
	1886 PORTLAND AVE
	SAINT PAUL MN 55104-5980

	RAYMOND JAMES & ASSOC INC	5.27
	FBO NANCY L GAGNER
	4671 STONE MANOR HTS
	COLORADO SPRINGS CO 80906-8603

	RAYMOND JAMES & ASSOC INC	14.94
	FBO THELMA J YUREK &
	RICHARD A YUREK TTEE
	THELMA J YUREK LIV TRUST
	5300 WOODHILL RD APT 107
	MINNETONKA MN 55345-5845

	RAYMOND JAMES & ASSOC INC CSDN	6.09
	FBO KELLEY A ROPER IRA
	LAUREN E BERGSTROM POA
	61 W 10TH ST APT 1D
	NEW YORK NY 10011-8752
INSTITUTIONAL CREDIT OPPORTUNITIES FUND	BOWMAN & CO	8.82
	C/O T ROWE PRICE ASSOC

	ATTN: HIGH YIELD FUND
	100 E PRATT ST
	BALTIMORE MD 21202-1009

	T ROWE PRICE ASSOCIATES	88.73(a)
FUND	SHAREHOLDER	%
INSTITUTIONAL EMERGING MARKETS BOND FUND	CHARLES SCHWAB & CO INC	23.70
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LADYBIRD & CO	27.03(d)
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY INCOME FD
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009

	LADYBUG & CO	24.87
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY BALANCED FD
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009

	LAKESIDE & CO	10.32
	C/O T ROWE PRICE ASSOC
	ATTN PERS STRATEGY GROWTH FUND
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009
INSTITUTIONAL EMERGING MARKETS EQUITY FUND	GOLDMAN SACHS & CO	9.37
	EXCLUSIVE BENEFIT OF CUSTOMERS
	85 BROAD ST
	NEW YORK NY 10004-2434

	LADYBUG & CO	8.04

	LAKESIDE & CO	8.75

	MAC & CO	8.06
	MUTUAL FUND OPERATIONS

	MASSACHUSETTS MUTUAL LIFE	6.12
	INSURANCE COMPANY
	1295 STATE ST
	SPRINGFIELD MA 01111-0002

	NATIONAL FINANCIAL SERVICES	18.56
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO BANK NA FBO	10.48
	OMNIBUS ACCOUNT CASH/CASH

FUND	SHAREHOLDER	%
INSTITUTIONAL FLOATING RATE FUND	CHARLES SCHWAB & CO INC	9.10

	DPERS - FLOATING RATE FUND ACCT	10.89
	ATTN LINDA DREW
	ASHFORD CONSULTING GROUP
	1 WALKERS MILL RD PO BOX 4644
	WILMINGTON DE 19807-4644

	NATIONAL FINANCIAL SERVICES LLC	9.17
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TASKFORCE & CO	8.15
	C/O T ROWE PRICE ASSOC
	ATTN EQUITY INCOME FUND
	100 E PRATT ST
	BALTIMORE MD 21202-1009

	TUNA & CO	10.11
	C/O T ROWE PRICE ASSOC
	ATTN NEW INCOME FUND
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009

	WELLS FARGO BANK NA FBO	21.31
	OMNIBUS ACCOUNT CASH/CASH
INSTITUTIONAL FLOATING RATE FUND—F CLASS	CHARLES SCHWAB & CO INC	6.32

	MAC & CO	14.79
	MUTUAL FUND OPERATIONS
	PO BOX 3198
	525 WILLIAM PENN PLACE
	PITTSBURGH PA 15230-3198

	NATIONAL FINANCIAL SERVICES	5.12
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SAXON & CO	8.27
	FBO

	TD AMERITRADE INC FBO	6.34
	OUR CUSTOMERS
FUND	SHAREHOLDER	%
INSTITUTIONAL FRONTIER MARKETS EQUITY FUND	CHARLES SCHWAB & CO INC	6.56

	SEI PRIVATE TRUST COMPANY	50.10(c)
	C/O CHOATE HALL & STEWART
	ATTN MUTUAL FUNDS ADMIN

	ONE FREEDOM VALLEY DRIVE
	OAKS PA 19456-9989

	T ROWE PRICE ASSOCIATES	42.42(a)
INSTITUTIONAL GLOBAL FOCUSED GROWTH EQUITY FUND	NATIONAL FINANCIAL SERVICES	11.23
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NORTHERN TRUST AS CUSTODIAN FBO	67.67(c)
	HARRY & JEANETTE WEINBERG
	FOUNDATION

	TRUSTEES OF T ROWE PRICE	21.10
	U.S. RETIREMENT PROGRAM
	ATTN FINANCIAL REPORTING DEPT
	P O BOX 89000
	BALTIMORE MD 21289-0001
INSTITUTIONAL GLOBAL GROWTH EQUITY FUND	CAPITAL ONE PLEDGEE	26.66(c)
	LONGWOOD FOUNDATION INC PLEDGOR
	UNDER PLEDGE
	100 W 10TH ST
	WILMINGTON DE 19801-1694

	CHARLES SCHWAB & CO INC	20.64
	SPECIAL CUSTODY A/C FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT

	NATIONAL MERIT SCHOLARSHIP	7.74
	CORPORATION
	1560 SHERMAN AVENUE STE 200
	EVANSTON IL 60201-4816

	SAXON & CO	12.78
	FBO

	STATE STREET BANK AND TRUST AS	14.80
	TTEE FOR MASTER TRUST FOR DEFINED
	BENEFIT PLANS OF SYNGENTA CORP
	801 PENNSYLVANIA AVE
	KANSAS CITY MO 64105-1307
FUND	SHAREHOLDER	%
INSTITUTIONAL GLOBAL MULTI-SECTOR BOND FUND	JPMORGAN CHASE BANK N A AS	6.76
	CUSTODIAN FBO
	14201 DALLAS PARKWAY 13TH FLOOR
	DALLAS TX 75254-2941

	NATIONAL FINANCIAL SERVICES	34.30(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NORTHERN TRUST AS CUSTODIAN FBO	47.21(c)
	HARRY & JEANETTE WEINBERG
	FOUNDATION

	YOUNG WOMEN'S CHRISTIAN ASSOCIATION	7.01
	RETIREMENT FUND
	52 VANDERBILT AVE
	FL 6 ATTN: JANE TUIS
	NEW YORK NY 10017-3847
INSTITUTIONAL GLOBAL VALUE EQUITY FUND	T ROWE PRICE ASSOCIATES	97.72(a)
INSTITUTIONAL HIGH YIELD FUND	BREAD & CO	7.91
	C/O T ROWE PRICE ASSOC
	ATTN BALANCED FUND
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009

	GOLDMAN SACHS & CO	18.58

	NATIONAL FINANCIAL SERVICES	12.38
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TUNA & CO	20.84
	C/O T ROWE PRICE ASSOC
	ATTN NEW INCOME FUND
INSTITUTIONAL INTERNATIONAL BOND FUND	CHARLES SCHWAB & CO INC	8.44

	LADYBIRD & CO	23.26

	LADYBUG & CO	21.32

	LAKESIDE & CO	8.48

	PERSHING LLC	9.06

	TD AMERITRADE INC FBO	18.55
	OUR CUSTOMERS
FUND	SHAREHOLDER	%
INSTITUTIONAL INTERNATIONAL CONCENTRATED EQUITY	COMMERCIAL PROPERTIES	9.18
FUND	C/O WEST COAST TR CO
	PO BOX 1012
	SALEM OR 97308-1012

	NORTHERN TRUST AS CUSTODIAN FBO	22.91
	HARRY & JEANETTE WEINBERG
	FOUNDATION
	PO BOX 92956
	CHICAGO IL 60675-2994

	PERSHING LLC	28.36(c)

	T ROWE PRICE ASSOCIATES	24.47
INSTITUTIONAL INTERNATIONAL CORE EQUITY FUND	DEKALB COUNTY PENSION PLAN	70.56(c)
	1300 COMMERCE DRIVE 4TH FLOOR
	DECATUR GA 30030-3222

	MAC & CO	14.90
	MUTUAL FUND OPERATIONS

	WELLS FARGO BANK NA FBO	6.38
	NPPD FOREIGN EQUITY FUND
	PO BOX 1533
	MINNEAPOLIS MN 55480-1533
INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND	BNA FOREIGN EQUITY FUND	25.91(c)
	ATTN MR ROBERT SHEW
	1801 S BELL ST
	ARLINGTON VA 22202-4506

	BRICS & CO FBO	19.68
	LINK BELT PENSION - T ROWE PRICE
	14201 NORTH DALLAS PARKWAY
	13TH FL TX1-J165
	DALLAS TX 75254-2916

	NATIONAL FINANCIAL SERVICES	23.70
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SAXON & CO	8.76
	FBO
	P O BOX 7780-1888
	PHILADELPHIA PA 19182-0001

	THE CHURCH FOUNDATION	14.96
	EPISCOPAL DIOCESE OF PENNSYLVANIA
FUND	SHAREHOLDER	%
INSTITUTIONAL LARGE-CAP CORE GROWTH FUND	NATIONAL FINANCIAL SVCS CORP	35.13(c)
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS

	VANGUARD FIDUCIARY TRUST COMPANY	11.29
	T ROWE INSTITUTIONAL CLASS
	ATTN OUTSIDE FUNDS/SCOTT GELLERT
	PO BOX 2600 L-24
	VALLEY FORGE PA 19482-2600
INSTITUTIONAL LARGE-CAP GROWTH FUND	BANK OF AMERICA NA TRUSTEE FOR	11.29
	THE BANK OF AMERICA 401K PLAN
	700 LOUISIANA ST
	HOUSTON TX 77002-2700

	CHARLES SCHWAB & CO INC	5.08

	EDWARD D JONES & CO	10.43
	FOR THE BENEFIT OF CUSTOMERS
	12555 MANCHESTER RD
	SAINT LOUIS MO 63131-3729

	NATIONAL FINANCIAL SERVICES LLC	13.86
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
INSTITUTIONAL LARGE-CAP VALUE FUND	CHARLES SCHWAB & CO INC	9.24

	NATIONAL FINANCIAL SERVICES LLC	52.79(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TIAA-CREF TRUST CO. FSB CUST/TTEE	6.85
	FBO RETIREMENT PLANS FOR WHICH
	TIAA ACTS AS RECORDKEEPER
	ATTN: TRUST OPERATIONS
	211 N BROADWAY STE 1000
	SAINT LOUIS MO 63102-2748
INSTITUTIONAL LONG DURATION CREDIT FUND	BAND & CO C/O US BANK NA	23.36
	1555 N RIVERCENTER DR STE 302
	MILWAUKEE WI 53212-3958

	INVESTMENT COMPANY INSTITUTE	23.19
	ATTN: MARK DELCOCO
	1401 H ST NW STE 1200
	WASHINGTON DC 20005-2110

	T ROWE PRICE ASSOCIATES	52.78(a)
	ATTN FINANCIAL REPORTING DEPT
FUND	SHAREHOLDER	%
INSTITUTIONAL MID-CAP EQUITY GROWTH FUND	JP MORGAN CHASE TR	5.42
	FBO PEARSON INC RETIREMENT PLAN
	C/O JP MORGAN RPS MGMT RPTG TEAM
	11500 OUTLOOK ST
	OVERLAND PARK KS 66211-1804

	KY PUBLIC EMP DEF COMP AUTHORITY	6.31
	C/O NATIONWIDE AS CUSTODIAN &
	RECORDKEEPER
	IPO PORTFOLIO ACCOUNTING
	PO BOX 182029
	COLUMBUS OH 43218-2029

	MAC & CO	5.09
	MUTUAL FUND OPERATIONS

	MERCER TRUST COMPANNY TTEE FBO	5.48
	ATTN DC PLAN ADMIN MS N-4-L
	MMC 401(K) SAVINGS & INVESTMENT PL
	1 INVESTORS WAY
	NORWOOD MA 02062-1599

	NATIONAL FINANCIAL SERVICES	26.83(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	THE STATE OF WISCONSIN DEF COMP BRD	8.17
	C/O FASCORE LLC
	FBO WISCONSIN DCP
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	VANGUARD FIDUCIARY TRUST COMPANY	8.36
	T ROWE INSTITUTIONAL CLASS
	ATTN OUTSIDE FUNDS/SCOTT GELLERT

	WELLS FARGO BANK FBO	5.40
	LOWES 401 K PLAN
	1525 WEST WT HARRIS BLVD
	CHARLOTTE NC 28288-1076
FUND	SHAREHOLDER	%
INSTITUTIONAL SMALL-CAP STOCK FUND	NATIONAL FINANCIAL SERVICES LLC	48.50(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NORTHERN TRUST COMPANY TR	15.79
	FBO PFIZER SAVINGS AND
	INVESTMENT PLAN
	PO BOX 92994
	CHICAGO IL 60675-0001

	PIMS/PRUDENTIAL RETIREMENT	7.19
	AS NOMINEE FOR THE TTEE/CUST PL 720
	MUFG UNION BANK, N.A.
	400 CALIFORNIA ST FL 10 FL 10
	SAN FRANCISCO CA 94104-1318

	VANGUARD FIDUCIARY TRUST COMPANY	11.89
	T ROWE INSTITUTIONAL CLASS
	ATTN OUTSIDE FUNDS/SCOTT GELLERT
INSTITUTIONAL U.S. STRUCTURED RESEARCH FUND	CAPINCO	24.05
	C/O US BANK NA
	1555 N RIVERCENTER DR STE 302
	MILWAUKEE WI 53212-3958

	MCWOOD & CO	8.37

	NATIONAL FINANCIAL SERVICES	6.23
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	WELLS FARGO BANK NA FBO	11.58
	PHP-T ROWE PRIC INSTL STRUCTRD RSRC
	PO BOX 1533
	MINNEAPOLIS MN 55480-1533

	WELLS FARGO BANK NA FBO	8.68
	UCARE MINNESOTA
INTERMEDIATE TAX-FREE HIGH YIELD FUND	CHARLES SCHWAB & CO INC	6.66

	T ROWE PRICE ASSOCIATES	55.34(a)

	TD AMERITRADE INC FBO	6.24
	OUR CUSTOMERS
FUND	SHAREHOLDER	%
INTERMEDIATE TAX-FREE HIGH YIELD FUND—ADVISOR	CETERA INVESTMENT SVCS (FBO)	20.28
CLASS	STEVEN G CAPLIN
	3699 RIMVIEW DR
	SANTA CLARA UT 84765-5197

	CHARLES SCHWAB & CO INC	12.02

	T ROWE PRICE ASSOCIATES	67.70(a)
INTERNATIONAL BOND FUND	EDWARD D JONES & CO	16.44
	SHAREHOLDER ACCOUNTING

	RETIREMENT PORTFOLIO 2015	6.04
	T ROWE PRICE ASSOCIATES

	RETIREMENT PORTFOLIO 2020	12.93
	T ROWE PRICE ASSOCIATES

	RETIREMENT PORTFOLIO 2025	7.60
	T ROWE PRICE ASSOCIATES

	RETIREMENT PORTFOLIO 2030	8.09
	T ROWE PRICE ASSOCIATES

	SPECTRUM INCOME FUND	11.71
	T. ROWE PRICE ASSOCIATES
INTERNATIONAL BOND FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	9.51

	LPL FINANCIAL	9.41
	OMNIBUS CUSTOMER ACCOUNT

	NATIONAL FINANCIAL SERVICES	17.88

	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	19.98

	VOYA INSTITUTIONAL TRUST COMPANY	11.91
	1 ORANGE WAY B3N
	WINDSOR CT 06095-4774
INTERNATIONAL CONCENTRATED EQUITY FUND	T ROWE PRICE ASSOCIATES	18.78

	T ROWE PRICE TRUST CO	5.73
	CUST FOR THE ROTH IRA OF
	JAMES C DAWSON
FUND	SHAREHOLDER	%
INTERNATIONAL CONCENTRATED EQUITY FUND—ADVISOR	CHARLES SCHWAB & CO INC	22.84
CLASS
	PERSHING LLC	13.14

	T ROWE PRICE ASSOCIATES	64.02(a)
INTERNATIONAL DISCOVERY FUND	CHARLES SCHWAB & CO	8.17
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT
	211 MAIN STREET
	SAN FRANCISCO CA 94105-1905

	EDWARD D JONES & CO	8.34
	FOR THE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	11.90
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VANGUARD FIDUCIARY TRUST COMPANY	11.89
	T ROWE PRICE RETAIL CLASS FUNDS
	ATTN OUTSIDE FUNDS
	PO BOX 2600
	VALLEY FORGE PA 19482-2600
INTERNATIONAL EQUITY INDEX FUND	MARYLAND COLLEGE INVESTMENT PLAN	9.41
	GLOBAL EQUITY MARKET INDEX
	ATTN FUND ACCOUNTING
	100 E PRATT ST FL 7
	BALTIMORE MD 21202-1009

	T ROWE PRICE RPS INC	6.19
	OMNIBUS
	PLAN #
	NEW BUSINESS-CONV ASSTS #135 IXF
FUND	SHAREHOLDER	%
INTERNATIONAL GROWTH & INCOME FUND	RETIREMENT PORTFOLIO 2040	12.42
	T ROWE PRICE ASSOCIATES

	RETIREMENT PORTFOLIO 2020	13.44
	T ROWE PRICE ASSOCIATES

	RETIREMENT PORTFOLIO 2025	10.67
	T ROWE PRICE ASSOCIATES

	RETIREMENT PORTFOLIO 2030	15.91
	T ROWE PRICE ASSOCIATES

	RETIREMENT PORTFOLIO 2035	9.20
	T ROWE PRICE ASSOCIATES

	RETIREMENT PORTFOLIO 2045	5.60
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
	100 E PRATT ST FL 7
	BALTIMORE MD 21202-1009
INTERNATIONAL GROWTH & INCOME FUND—ADVISOR	AMERICAN UNITED LIFE	7.47
CLASS	AMERICAN UNIT INVESTMENT TRUST
	ATTN SEPARATE ACCOUNTS
	PO BOX 368
	INDIANAPOLIS IN 46206-0368

	NATIONAL FINANCIAL SERVICES	6.12
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	25.99(c)

	STATE STREET CORP TTEE	29.51(c)
	FBO ADP ACCESS

	VRSCO	5.84
	FBO AIGFSB [CUST] [TTEE] FBO
	MT SINAI 403B
	2929 ALLEN PKWY STE A6-20
	HOUSTON TX 77019-7117
FUND	SHAREHOLDER	%
INTERNATIONAL GROWTH & INCOME FUND—R CLASS	AMERICAN UNITED LIFE	11.91
	SEPARATE ACCOUNT II

	EMJAY CORPORATION CUSTODIAN FBO	7.59
	PLANS OF GREAT WEST FINANCIAL
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	NATIONWIDE TRUST CO FSB	7.01
	C/O IPO PORTFOLIO ACCTG

	NPIO TRADE DESK	8.27
	DCGT AS TTEE AND/OR CUST
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	STATE STREET CORP TTEE	40.48(c)
	FBO ADP ACCESS
INTERNATIONAL STOCK FUND	EDWARD D JONES & CO	10.30
	FOR THE BENEFIT OF CUSTOMERS

	RETIREMENT PORTFOLIO 2040	8.83
	T ROWE PRICE ASSOCIATES

	RETIREMENT PORTFOLIO 2020	9.43
	T ROWE PRICE ASSOCIATES

	RETIREMENT PORTFOLIO 2025	7.50
	T ROWE PRICE ASSOCIATES

	RETIREMENT PORTFOLIO 2030	11.23
	T ROWE PRICE ASSOCIATES

	RETIREMENT PORTFOLIO 2035	6.49
	T ROWE PRICE ASSOCIATES
INTERNATIONAL STOCK FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	95.74(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
FUND	SHAREHOLDER	%
INTERNATIONAL STOCK FUND—R CLASS	AMERICAN UNITED LIFE	9.20
	AMERICAN UNIT TRUST

	AMERICAN UNITED LIFE	27.95(c)
	SEPARATE ACCOUNT II

	CAPITAL BANK & TRUST COMPANY TTEE	10.86
	C/O FASCORE LLC
	PATTCO LLC 401K
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	NATIONWIDE TRUST CO FSB	7.95
	C/O IPO PORTFOLIO ACCTG

	NPIO TRADE DESK	12.50
	DCGT AS TTEE AND/OR CUST
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS
INVESTMENT-GRADE CORPORATE MULTI-SECTOR	ALLEN & COMPANY	22.01
ACCOUNT PORTFOLIO	711 5TH AVE FL 9
	NEW YORK NY 10022-3168

	BALTIMORE EQUITABLE INSURANCE	16.10
	ATTN SHARON V WOODWARD

	ILLINOIS STUDENT ASSISTANCE	32.84(c)

	ST PAUL TEACHERS RET FUND ASSOC	5.51

	T ROWE PRICE ASSOCIATES	23.53
JAPAN FUND	MORGAN STANLEY SMITH BARNEY	12.37
	HARBORSIDE FINANCIAL CENTER

	SPECTRUM INTERNATIONAL FUND	25.21(d)
	T ROWE PRICE ASSOCIATES
LATIN AMERICA FUND	CHARLES SCHWAB & CO INC	6.52

	PERSHING LLC	6.88
MARYLAND SHORT-TERM TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	9.77

	JEFFREY A LEGUM	5.20
	10 STONE HOLLOW COURT
	BALTIMORE MD 21208-1860

	PERSHING LLC	5.76
MARYLAND TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	6.90
FUND	SHAREHOLDER	%
MARYLAND TAX-FREE MONEY FUND	KEITH A. LEE	7.20
	7700 FINGERBOARD RD
	FREDERICK MD 21704-7633

	WARREN S TEITELBAUM TR	7.23
	THE WARREN S TEITELBAUM REV TRUST
	U/A
	8101 GLENBROOK RD STE B
	BETHESDA MD 20814-2747
MEDIA & TELECOMMUNICATIONS FUND	CHARLES SCHWAB & CO INC	6.00

	NATIONAL FINANCIAL SERVICES	5.76
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	7.17
	MEDIA & TELECOMMUNICATION FUND
	DST #121
	P O BOX 17215
	BALTIMORE MD 21297-1215
MID-CAP GROWTH FUND	CHARLES SCHWAB & CO INC	7.80
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERV CORP	13.35
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	499 WASHINGTON BLVD
	JERSEY CITY NJ 07310-2010

	T ROWE PRICE TRUST CO	13.10
	ATTN: ASSET RECONCILIATIONS
	P.O. BOX 17215
	BALTIMORE MD 21297-1215
FUND	SHAREHOLDER	%
MID-CAP GROWTH FUND—ADVISOR CLASS	ING NATIONAL TRUST AS TRUSTEE FOR	9.45
	THE ADP TOTALSOURCE RETIREMENT
	SAVINGS PLAN
	30 BRAINTREE HILL OFFICE PARK
	BRAINTREE MA 02184-8747

	MORGAN STANLEY SMITH BARNEY	6.94
	HARBORSIDE FINANCIAL CENTER

	NATIONAL FINANCIAL SERVICES	26.85(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONWIDE TRUST CO FSB	9.05
	FBO PARTICIPATING RETIREMENT PLANS
	(NTC-PLNS)
	C/O IPO PORTFOLIO ACCTG
	PO BOX 182029
	COLUMBUS OH 43218-2029
MID-CAP GROWTH FUND—R CLASS	AMERICAN UNITED LIFE	12.17
	SEPARATE ACCOUNT II
	ATTN SEPARATE ACCOUNTS

	LINCOLN RETIREMENT SERVICES CO	6.65
	FBO VITAS HEALTHCARE CORPORATION 40
	PO BOX 7876
	FORT WAYNE IN 46801-7876

	NATIONWIDE TRUST CO FSB	13.85
	C/O IPO PORTFOLIO ACCTG

	SUNTRUST BANK FBO	11.57
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS

	VOYA RETIREMENT INS & ANNUITY CO	12.12
	1 ORANGE WAY B3N
	WINDSOR CT 06095-4774

FUND	SHAREHOLDER	%
MID-CAP VALUE FUND	NATIONAL FINANCIAL SERVICES	9.34
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RETIREMENT PORTFOLIO 2020	5.23
	T ROWE PRICE ASSOCIATES

	RETIREMENT PORTFOLIO 2030	6.21
	T ROWE PRICE ASSOCIATES

	T ROWE PRICE RPS INC	5.64
	PLAN # OMNIBUS ACCT
	NEW BUSINESS GROUP FOR #115
	PO BOX 17215
	BALTIMORE MD 21297-1215
MID-CAP VALUE FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	48.65(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
MID-CAP VALUE FUND—R CLASS	NATIONWIDE TRUST CO FSB	20.47
	C/O IPO PORTFOLIO ACCTG

	STATE STREET CORP TTEE	37.90(c)
	FBO ADP ACCESS

	SUNTRUST BANK FBO	6.62
	VARIOUS SUNTRUST OMNIBUS ACCOUNTS

	VOYA RETIREMENT INS & ANNUITY CO	6.90
FUND	SHAREHOLDER	%
MORTGAGE-BACKED SECURITIES MULTI-SECTOR ACCOUNT	ALLEN & COMPANY	12.47
PORTFOLIO
	BALTIMORE EQUITABLE INSURANCE	11.69
	ATTN SHARON V WOODWARD

	CBE OF NEW BRUNSWICK	8.41
	MORTGAGE BACKED SECURITIES MAP
	440 KING ST STE 680
	FREDERICTON NB E3B 5H8
	CANADA

	ILLINOIS STUDENT ASSISTANCE	23.84
	COMMISSION
	ATTN: KENT CUSTER

	T ROWE PRICE ASSOCIATES	11.46
	ATTN FINANCIAL REPORTING DEPT

	XCEL ENERGY INC.	28.77(c)
	ATTN: GREG ZICK

	414 NICOLLET MALL
	MINNEAPOLIS MN 55401-1993
NEW AMERICA GROWTH FUND	CHARLES SCHWAB & CO INC	11.65
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	19.27
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO	7.03
	ATTN TRPS INST CONTROL DEPT
	P.O. BOX 17215
	BALTIMORE MD 21297-1215
FUND	SHAREHOLDER	%
NEW AMERICA GROWTH FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	16.51
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	CHICAGO DIST COUNCIL OF CARPENTERS	7.20
	MERCER TRUST COMPANY TTEE FBO
	ATTN DC PLAN ADMIN MS N-2-E
	PENSION FUND SUPP ANNUITY PLAN
	1 INVESTORS WAY
	NORWOOD MA 02062-1599

	NATIONAL FINANCIAL SERVICES	17.20
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VRSCO	10.03
	FBO AIGFSB CUST TTEE FBO
	WAKEMED RET SAV PLAN 403B
	2929 ALLEN PKWY STE A6-20
	HOUSTON TX 77019-7117
NEW ASIA FUND	NATIONAL FINANCIAL SERVICES	9.64
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
NEW ERA FUND	CHARLES SCHWAB & CO INC	7.61
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	12.14
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
NEW HORIZONS FUND	NATIONAL FINANCIAL SERVICES	10.39
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	11.35

	ATTN: TRPS INST CONTROL DEPT
	ATTN: TRPS INST CONTROL DEPT
FUND	SHAREHOLDER	%
NEW INCOME FUND	EDWARD D JONES & CO	5.74
	FOR THE BENEFIT OF CUSTOMERS

	JP MORGAN CLEARING CORP OMNIBUS ACC	5.40
	FOR THE EXCLUSIVE BENEFIT
	OF CUSTOMERS

	RETIREMENT PORTFOLIO 2010	5.76
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2015	8.49
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	18.20
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	10.72
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	11.59
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
NEW INCOME FUND—ADVISOR CLASS	GREAT-WEST TRUST CO.	5.12
	EMPLOYEE BENEFITS CLIENTS 401K
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	MORGAN STANLEY SMITH BARNEY	12.94
	HARBORSIDE FINANCIAL CENTER

	NATIONAL FINANCIAL SERVICES	9.57
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	16.31

	SEI PRIVATE TRUST COMPANY	5.80
	C/O ID 839 EDWARD JONES TRUST CO
	1 FREEDOM VALLEY DR
	OAKS PA 19456-9989
FUND	SHAREHOLDER	%
NEW INCOME FUND—R CLASS	EMJAY CORPORATION CUSTODIAN FBO	8.73
	PLANS OF GREAT WEST FINANCIAL

	LINCOLN RETIREMENT SERVICES CO	7.34
	FBO MUELLER INC 401K
	PO BOX 7876
	FORT WAYNE IN 46801-7876

	LINCOLN RETIREMENT SERVICES COMPANY	5.79
	FBO MENTAL HEALTH SVCS 401K
	PO BOX 7876
	FORT WAYNE IN 46801-7876

	NATIONWIDE TRUST CO FSB	23.99
	C/O IPO PORTFOLIO ACCTG

	PAUL HEIDBRINK FBO	7.36
	PAUL R HEIDBRINK 401 K PROFIT
	SHARING PLAN & TRUST
	PO 560095
	ORLANDO FL 32856-0095

	STATE STREET CORP TTEE	15.48
	FBO ADP ACCESS
NEW JERSEY TAX-FREE BOND FUND	NATIONAL FINANCIAL SERVICES	19.90
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
NEW YORK TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	5.21
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	5.16
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
NEW YORK TAX-FREE MONEY FUND	H MARK GLASBERG	13.25
	PAULA D GLASBERG JT TEN T O D
	205 W END AVE APT 6U
	NEW YORK NY 10023-4819
FUND	SHAREHOLDER	%
OVERSEAS STOCK FUND	RETIREMENT PORTFOLIO 2040	12.29
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	13.25
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	10.50
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	15.65

	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	9.09
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	5.53
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
PERSONAL STRATEGY BALANCED FUND	MAC & CO	6.89
	MUTUAL FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	9.92
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO TR	14.81
	BALANCED
	P O BOX 17215
	BALTIMORE MD 21297-1215
PERSONAL STRATEGY GROWTH FUND	NATIONAL FINANCIAL SERVICES	9.60
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO TR	11.08
	ATTN GROWTH ASSET
	P O BOX 17215
	BALTIMORE MD 21297-1215
FUND	SHAREHOLDER	%
PERSONAL STRATEGY INCOME FUND	NATIONAL FINANCIAL SERVICES	7.75
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO TR	5.46
	INCOME
	ATTN ASSET RECONCILIATION
	P O BOX 17215
	BALTIMORE MD 21297-1215
PRIME RESERVE FUND	T ROWE PRICE TRUST CO INC	5.78
	ATTN: TRPS INST CONTROL DEPT
REAL ASSETS FUND	RETIREMENT PORTFOLIO 2040	13.02
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	13.85
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	11.02

	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	16.52
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	9.61
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	5.87
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
REAL ESTATE FUND	CHARLES SCHWAB & CO INC	7.88
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	FIRST CLEARING LLC	6.09
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

	PERSHING LLC	15.40
FUND	SHAREHOLDER	%
REAL ESTATE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	6.49
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	53.65(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
RESERVE INVESTMENT FUND	SEAMILE & CO	10.50
	C/O T ROWE PRICE ASSOC
	ATTN CAPITAL APPREC FUND
	100 EAST PRATT ST
	BALTIMORE MD 21202-1009

	TUNA & CO	11.18
	C/O T ROWE PRICE ASSOC
	ATTN NEW INCOME FUND
RETIREMENT 2005 FUND	NATIONAL FINANCIAL SERVICES	14.52
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	18.42
	OMNIBUS ACCOUNT
	RETIREMENT ABH1 #155
	PO BOX 17215
	BALTIMORE MD 21297-1215
RETIREMENT 2005 FUND—ADVISOR CLASS	DCGT AS TTEE AND/OR CUST	6.12

	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SVCS CORP	39.63(c)
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
RETIREMENT 2005 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	7.09
	500 PLAZA DR FL 7
	SECAUCUS NJ 07094-3619

	NFS LLC FEBO	65.18(c)
	STATE STREET BANK TRUST CO
	TTEE VARIOUS RETIREMENT PLANS

	VOYA RETIREMENT INS & ANNUITY CO	7.40
FUND	SHAREHOLDER	%
RETIREMENT 2010 FUND	NATIONAL FINANCIAL SERVICES	15.71
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	16.28
	OMNIBUS ACCOUNT
	RETIREMENT 2010, #140
	PO BOX 17215
	BALTIMORE MD 21297-1215
RETIREMENT 2010 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	17.67
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	10.12
	C/O INVESTORS BANK & TRUST
	PO BOX 9130
	BOSTON MA 02117-9130
RETIREMENT 2010 FUND—R CLASS	NFS LLC FEBO	6.93
	STATE STREET BANK TRUST CO
	TTEE VARIOUS RETIREMENT PLANS

	STATE STREET CORP TTEE	24.90
	FBO ADP ACCESS

	TAYNIK & CO	5.75
	C/O STATE STREET BANK
	1200 CROWN COLONY DR
	QUINCY MA 02169-0938

	VOYA RETIREMENT INS & ANNUITY CO	5.09
RETIREMENT 2015 FUND	NATIONAL FINANCIAL SERVICES	18.85
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	25.44(e)
	OMNIBUS ACCOUNT
	RETIREMENT ABH2 #156
	PO BOX 17215
	BALTIMORE MD 21297-1215
RETIREMENT 2015 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	23.88
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	RELIANCE TRUST COMPANY FBO	7.59
	RETIREMENT PLANS SERVICED BY METLIFE
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002
FUND	SHAREHOLDER	%
RETIREMENT 2015 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	5.21

	NFS LLC FEBO	7.14
	STATE STREET BANK TRUST CO
	TTEE VARIOUS RETIREMENT PLANS

	STATE STREET CORP TTEE	18.79
	FBO ADP ACCESS

	VOYA RETIREMENT INS & ANNUITY CO	20.18
RETIREMENT 2020 FUND	NATIONAL FINANCIAL SERVICES	21.50
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	26.39(e)
	OMNIBUS ACCOUNT
	RETIREMENT 2020, #141
	PO BOX 17215
	BALTIMORE MD 21297-1215
RETIREMENT 2020 FUND—ADVISOR CLASS	MASSACHUSETTS MUTUAL LIFE	6.71
	INSURANCE CO
	ATTN RS FUND OPERATIONS
	1295 STATE ST
	SPRINGFIELD MA 01111-0001

	NATIONAL FINANCIAL SERVICES	18.54
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	7.95
	C/O INVESTORS BANK & TRUST
RETIREMENT 2020 FUND—R CLASS	STATE STREET CORP TTEE	26.88
	FBO ADP ACCESS

	TAYNIK & CO	6.22
	C/O STATE STREET BANK

	VOYA RETIREMENT INS & ANNUITY CO	5.81
RETIREMENT 2025 FUND	NATIONAL FINANCIAL SERVICES	23.02
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	31.29(e)
	OMNIBUS ACCOUNT
	RETIREMENT ABH3 #157
	PO BOX 17215
	BALTIMORE MD 21297-1215
FUND	SHAREHOLDER	%
RETIREMENT 2025 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	24.68
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	RELIANCE TRUST COMPANY FBO	7.59
	RETIREMENT PLANS SERVICED BY METLIFE

	TAYNIK & CO	5.41
	C/O STATE STREET BANK
RETIREMENT 2025 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	5.40

	NFS LLC FEBO	5.30
	STATE STREET BANK TRUST CO
	TTEE VARIOUS RETIREMENT PLANS

	STATE STREET CORP TTEE	22.29
	FBO ADP ACCESS

	VOYA RETIREMENT INS & ANNUITY CO	20.27
RETIREMENT 2030 FUND	NATIONAL FINANCIAL SERVICES	22.19
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	27.57(e)
	OMNIBUS ACCOUNT
	RETIREMENT 2030, #142
	PO BOX 17215
	BALTIMORE MD 21297-1215
RETIREMENT 2030 FUND—ADVISOR CLASS	MASSACHUSETTS MUTUAL LIFE	6.98
	INSURANCE CO
	ATTN RS FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	18.10
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	8.38
	C/O INVESTORS BANK & TRUST
RETIREMENT 2030 FUND—R CLASS	MASSACHUSETTS MUTUAL LIFE	5.36
	INSURANCE CO
	ATTN RS FUND OPERATIONS

	STATE STREET CORP TTEE	31.71(c)
	FBO ADP ACCESS

	TAYNIK & CO	6.26
	C/O STATE STREET BANK
FUND	SHAREHOLDER	%
RETIREMENT 2035 FUND	NATIONAL FINANCIAL SERVICES	24.44
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	31.12(e)
	OMNIBUS ACCOUNT
	RETIREMENT ABH4 #158
	PO BOX 17215
	BALTIMORE MD 21297-1215
RETIREMENT 2035 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	23.70
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	RELIANCE TRUST COMPANY FBO	6.25
	RETIREMENT PLANS SERVICED BY METLIFE

	TAYNIK & CO	5.00
	C/O STATE STREET BANK
RETIREMENT 2035 FUND—R CLASS	STATE STREET CORP TTEE	24.53
	FBO ADP ACCESS

	VOYA RETIREMENT INS & ANNUITY CO	19.88
RETIREMENT 2040 FUND	NATIONAL FINANCIAL SERVICES	23.13
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	26.40(e)
	OMNIBUS ACCOUNT
	RETIREMENT 2040, #143
	PO BOX 17215
	BALTIMORE MD 21297-1215
RETIREMENT 2040 FUND—ADVISOR CLASS	MASSACHUSETTS MUTUAL LIFE	6.64
	INSURANCE CO
	ATTN RS FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	17.73

	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	7.85
	C/O INVESTORS BANK & TRUST

	WELLS FARGO BANK FBO	6.29
	VARIOUS RETIREMENT PLANS
	1525 WEST WT HARRIS BLVD
	CHARLOTTE NC 28288-0001
FUND	SHAREHOLDER	%
RETIREMENT 2040 FUND—R CLASS	STATE STREET CORP TTEE	33.93
	FBO ADP ACCESS

	TAYNIK & CO	5.40
	C/O STATE STREET BANK
RETIREMENT 2045 FUND	NATIONAL FINANCIAL SERVICES	24.92
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	32.10(e)
	OMNIBUS ACCOUNT
	RETIREMENT ABH5 #159
	PO BOX 17215
	BALTIMORE MD 21297-1215
RETIREMENT 2045 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	26.52(c)
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	RELIANCE TRUST COMPANY FBO	6.74
	RETIREMENT PLANS SERVICED BY METLIFE
RETIREMENT 2045 FUND—R CLASS	STATE STREET CORP TTEE	27.03
	FBO ADP ACCESS

	TAYNIK & CO	5.18
	C/O STATE STREET BANK

	VOYA RETIREMENT INS & ANNUITY CO	18.93
RETIREMENT 2050 FUND	NATIONAL FINANCIAL SERVICES	27.09(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	25.47(e)
	OMNIBUS ACCOUNT
	RETIREMENT ABO6 #166
	PO BOX 17215
	BALTIMORE MD 21297-1215

FUND	SHAREHOLDER	%
RETIREMENT 2050 FUND—ADVISOR CLASS	FIFTH THIRD BANK TR	6.52
	FBO CINTAS PARTNERS PLAN
	ATTN MICHELLE HODGEMAN MD 1090C7
	38 FOUNTAIN SQUARE PLAZA
	CINCINNATI OH 45202-3191

	MASSACHUSETTS MUTUAL LIFE	6.28
	INSURANCE CO

	NATIONAL FINANCIAL SERVICES	19.24
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	8.56
	C/O INVESTORS BANK & TRUST
RETIREMENT 2050 FUND—R CLASS	STATE STREET CORP TTEE	36.32
	FBO ADP ACCESS

	TAYNIK & CO	5.87
	C/O STATE STREET BANK
RETIREMENT 2055 FUND	NATIONAL FINANCIAL SERVICES	23.03
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	31.48(e)
	OMNIBUS ACCOUNT
	RETIREMENT ABO7 #164
	PO BOX 17215
	BALTIMORE MD 21297-1215
RETIREMENT 2055 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SVCS CORP	28.93(c)
	FOR EXCLUSIVE BENEFIT OF OUR
	CUSTOMERS
	RUSS LENNON

	RELIANCE TRUST COMPANY FBO	6.67
	RETIREMENT PLANS SERVICED BY METLIFE
RETIREMENT 2055 FUND—R CLASS	AXA EQUITABLE FOR SA NO 65	5.35

	NFS LLC FEBO	5.83
	STATE STREET BANK TRUST CO
	TTEE VARIOUS RETIREMENT PLANS

	STATE STREET CORP TTEE	33.33(c)
	FBO ADP ACCESS

	VOYA RETIREMENT INS & ANNUITY CO	15.45
FUND	SHAREHOLDER	%
RETIREMENT 2060 FUND	NATIONAL FINANCIAL SERVICES	23.14
	FOR THE EXCLUSIVE BENEFIT

	OF OUR CUSTOMERS
	499 WASHINGTON BLVD
	ATTN: MUTUAL FUNDS DEPT 4TH FL
	JERSEY CITY NJ 07310-2010

	T ROWE PRICE RPS INC	15.70
	OMNIBUS ACCOUNT CUSIP:74149P325
	TRP RETIREMENT 2060 #144 ABMQ
	PO BOX 17215
	BALTIMORE MD 21297-1215
RETIREMENT 2060 FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	5.72
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	DCGT AS TTEE AND/OR CUST	14.33
	ATTN NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	NATIONAL FINANCIAL SERVICES	38.97(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	14.59
	ATTN FINANCIAL REPORTING DEPT

	TAYNIK & CO	9.54
	C/O STATE STREET BANK
RETIREMENT 2060 FUND—R CLASS	STATE STREET CORP TTEE	68.24
	FBO ADP ACCESS

	T ROWE PRICE ASSOCIATES	16.03
	ATTN FINANCIAL REPORTING DEPT
RETIREMENT BALANCED FUND	NATIONAL FINANCIAL SERV CORP	15.73
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	15.29
	OMNIBUS ACCOUNT
	RETIREMENT INCOME,#145
	PO BOX 17215
	BALTIMORE MD 21297-1215
FUND	SHAREHOLDER	%
RETIREMENT BALANCED FUND—ADVISOR CLASS	MASSACHUSETTS MUTUAL LIFE	6.88
	INSURANCE CO
	ATTN RS FUND OPERATIONS

	NATIONAL FINANCIAL SERVICES	14.38
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	TAYNIK & CO	6.19
	C/O INVESTORS BANK & TRUST
RETIREMENT BALANCED FUND—R CLASS	PIMS/PRUDENTIAL RETIREMENT	10.80
	AS NOMINEE FOR THE TTEE/CUST PL 701
	NEPC - TAFT HARTLEY IRONWORKERS
	PO BOX 30124
	SALT LAKE CTY UT 84130-0124

	STATE STREET CORP TTEE	34.97(c)
	FBO ADP ACCESS

	VOYA RETIREMENT INS & ANNUITY CO	8.15
SCIENCE & TECHNOLOGY FUND	T ROWE PRICE RPS INC	15.20
	OMNIBUS
	PLAN #
	NEW BUSINESS-CONV ASSTS #133 DIF
	P O BOX 17215
	BALTIMORE MD 21297-1215
SCIENCE & TECHNOLOGY FUND—ADVISOR CLASS	JOHN HANCOCK LIFE	87.01(c)
	INSURANCE CO USA
	RPS TRADING OPS ST-4
SHORT-TERM BOND FUND	EDWARD D JONES & CO	8.27
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUND

	NATIONAL FINANCIAL SERVICES	5.67
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	SPECTRUM INCOME FUND	7.80
	T. ROWE PRICE ASSOCIATES
	ATTN: FUND ACCOUNTING DEPT
FUND	SHAREHOLDER	%
SHORT-TERM BOND FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	9.33
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	47.99(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.14

	RBC CAPITAL MARKETS LLC	5.57
	MUTUAL FUND OMNIBUS PROCESSING
	OMNIBUS
	ATTN MUTUAL FUND OPS MANAGER
	60 S 6TH ST # STREET-P08
	MINNEAPOLIS MN 55402-4413

	TD AMERITRADE INC FBO	8.77
	OUR CUSTOMERS
SHORT-TERM RESERVE INVESTMENT FUND	JPMORGAN CHASE BANK AS AGENT	69.15(c)
	FOR INSTITUTIONAL FUNDS
	ATTN AMANDA MORLEY
	500 STANTON CHRISTIANA RD
	OPS 4 FL 3
	NEWARK DE 19713-2105

	STATE STREET BANK & TRUST CO AGENT	30.34(c)
	FOR T ROWE INSTITUTIONAL FUNDS
	1 LINCOLN ST 3RD FLOOR
	BOSTON MA 02111-2901
SMALL-CAP STOCK FUND	MINNESOTA STATE RETIREMENT SYSTEM	6.69
	DEFINED CONTRIBUTION PLANS
	60 EMPIRE DR STE 300
	SAINT PAUL MN 55103-3000

	NATIONAL FINANCIAL SERV CORP	11.02
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	6.56
	T R P O T C FUND
	ATTN R P S CONTROL DEPT
	P O BOX 17215
	BALTIMORE MD 21297-1215
FUND	SHAREHOLDER	%
SMALL-CAP STOCK FUND—ADVISOR CLASS	DCGT AS TTEE AND/OR CUST	6.49
	ATTN: NPIO TRADE DESK
	FBO PLIC VARIOUS RETIREMENT PLANS
	OMNIBUS

	HORACE MANN LIFE INS COMPANY	5.99
	SEPARATE ACCOUNT
	1 HORACE MANN PLZ
	SPRINGFIELD IL 62715-0002

	MORGAN STANLEY SMITH BARNEY	5.38
	HARBORSIDE FINANCIAL CENTER

	NATIONAL FINANCIAL SERVICES	21.55
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VANGUARD FIDUCIARY TRUST CO	5.58
	T ROWE PRICE ADVISOR CLASS FUNDS
	ATTN OUTSIDE FUNDS
	P O BOX 2900

	VALLEY FORGE PA 19482-2900

	WELLS FARGO BANK FBO	15.06
	FBO VARIOUS RETIREMENT PLANS
	1525 WEST WT HARRIS BLVD
	CHARLOTTE NC 28288-0001
SMALL-CAP VALUE FUND	NATIONAL FINANCIAL SERVICES	7.81
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE TRUST CO INC	15.09
	ATTN: TRPS INST CONTROL DEPT
SMALL-CAP VALUE FUND—ADVISOR CLASS	ICMA RETIREMENT TRUST	13.81
	777 N CAPITOL ST NE STE 600
	WASHINGTON DC 20002-4240

	ICMA RETIREMENT TRUST NAV	23.29

	NATIONAL FINANCIAL SERVICES	14.17
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
SPECTRUM GROWTH FUND	T ROWE PRICE TRUST CO INC	8.98
	ATTN: TRPS INST CONTROL DEPT
SPECTRUM INCOME FUND	T ROWE PRICE TRUST CO INC	9.60
	ATTN: TRPS INST CONTROL DEPT
FUND	SHAREHOLDER	%
SUMMIT CASH RESERVES FUND	T ROWE PRICE ASSOCIATES	9.01
	ATTN FINANCIAL REPORTING DEPT
	P O BOX 89000
	BALTIMORE MD 21289-5076

	T ROWE PRICE TRUST CO	8.70
	ATTN ASSET RECONCILIATIONS
	P O BOX 17215
	BALTIMORE MD 21297-1215
SUMMIT MUNICIPAL INCOME FUND	EDWARD D JONES & CO	22.81
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUND

	LPL FINANCIAL	6.20
	OMNIBUS CUSTOMER ACCOUNT

	SAXON & CO.	12.90
	FBO
	PO BOX 7780-1888
	PHILADELPHIA PA 19182-0001
SUMMIT MUNICIPAL INCOME FUND—ADVISOR CLASS	LPL FINANCIAL	20.83
	OMNIBUS CUSTOMER ACCOUNT

	NATIONAL FINANCIAL SERVICES	19.37

	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	33.73(c)

	T ROWE PRICE ASSOCIATES	15.05
FUND	SHAREHOLDER	%
SUMMIT MUNICIPAL INTERMEDIATE FUND	CHARLES SCHWAB & CO INC	9.99

	EDWARD D JONES & CO	22.71
	SHAREHOLDER ACCOUNTING

	FIRST CLEARING LLC	10.90
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

	JP MORGAN CLEARING CORP OMNIBUS ACC	15.84
	FOR THE EXCLUSIVE BENEFIT
	OF CUSTOMERS

	MLPF&S FOR THE SOLE BENEFIT OF	5.53
	ITS CUSTOMERS

	PERSHING LLC	5.17

	SAXON & CO	6.14
	FBO
SUMMIT MUNICIPAL INTERMEDIATE FUND—ADVISOR	CHARLES SCHWAB & CO INC	78.26(c)
CLASS	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	PERSHING LLC	10.04

	T ROWE PRICE ASSOCIATES	6.03
	ATTN FINANCIAL REPORTING DEPT
TARGET RETIREMENT 2005 FUND	KENNETH S FORMAN AGENT POA	5.81
	DTD 02/02/2015 T ROWE PRICE
	TRUST CO CUST FOR THE IRA
	OF SELMA D FORMAN
	401 AUTUMN DR
	EAST MEADOW NY 11554-2272

	T ROWE PRICE TRUST CO	8.79
	CUST FOR THE IRA OF
	NANCY T MOY
	PO BOX 102
	MOUNT FREEDOM NJ 07970-0102
FUND	SHAREHOLDER	%
TARGET RETIREMENT 2005 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	55.35(c)
	FOR THE EXCLUSIVE BENEFIT

	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	20.85
	ACCESS LARGE MARKET 401K
	1100 ABERNATHY RD
	ATLANTA GA 30328-5620

	T ROWE PRICE ASSOCIATES	23.80
	ATTN FINANCIAL REPORTING DEPT
TARGET RETIREMENT 2010 FUND	T ROWE PRICE RPS INC	12.30
	OMNIBUS ACCOUNT TICKER: TRROX
	CUSIP: 74149P564
	TRP TARGET RET 2010 AB9K
TARGET RETIREMENT 2010 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	64.98(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	30.38(c)
	ACCESS LARGE MARKET 401K
TARGET RETIREMENT 2015 FUND	T ROWE PRICE RPS INC	14.53
	OMNIBUS ACCOUNT TICKER: TRRTX
	CUSIP: 74149P556
	TRP TARGET RET 2015 AB9T
TARGET RETIREMENT 2015 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	29.21(c)
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING
	8525 E ORCHARD RD
	GREENWOOD VLG CO 80111-5002

	GREAT-WEST TRUST COMPANY LLC TTEE F	16.15
	EMPLOYEE BENEFITS CLIENTS 401K
	8515 E ORCHARD RD 2T2
	GREENWOOD VLG CO 80111-5002

	NATIONAL FINANCIAL SERVICES	39.71(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	6.62

	T ROWE PRICE ASSOCIATES	7.04
	ATTN FINANCIAL REPORTING DEPT
FUND	SHAREHOLDER	%
TARGET RETIREMENT 2020 FUND	NATIONAL FINANCIAL SERVICES	6.74
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	499 WASHINGTON BLVD
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC	25.31(e)
	OMNIBUS ACCOUNT TICKER: TRRUX
	CUSIP: 74149P549
	TRP TARGET RET 2020 ABAY
	PO BOX 17215
	BALTIMORE MD 21297-1215
TARGET RETIREMENT 2020 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	7.72
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC TTEE F	12.51
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	23.53
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	51.77(c)
	ACCESS LARGE MARKET 401K
TARGET RETIREMENT 2025 FUND	NATIONAL FINANCIAL SERVICES	5.94
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	499 WASHINGTON BLVD
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC	33.02(e)
	OMNIBUS ACCOUNT TICKER: TRRVX
	CUSIP: 74149P531
	TRP TARGET RET 2025 ABBC
	PO BOX 17215
	BALTIMORE MD 21297-1215
FUND	SHAREHOLDER	%
TARGET RETIREMENT 2025 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	32.76(c)
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC TTEE F	24.25
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	24.28
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	13.32
	ACCESS LARGE MARKET 401K
TARGET RETIREMENT 2030 FUND	NATIONAL FINANCIAL SERVICES	12.59
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	499 WASHINGTON BLVD
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC	40.29(e)
	OMNIBUS ACCOUNT TICKER: TRRWX
	CUSIP: 74149P523
	TRP TARGET RET 2030 ABBH
	PO BOX 17215
	BALTIMORE MD 21297-1215
TARGET RETIREMENT 2030 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	8.82
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	32.80(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	RELIANCE TRUST CO TTEE ADP	51.07(c)
	ACCESS LARGE MARKET 401K
FUND	SHAREHOLDER	%
TARGET RETIREMENT 2035 FUND	NATIONAL FINANCIAL SERVICES	10.12
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	41.03(e)
	OMNIBUS ACCOUNT TICKER: RPGRX
	CUSIP: 74149P515
	TRP TARGET RET 2035 AB5Y
	PO BOX 17215
	BALTIMORE MD 21297-1215

	WELLS FARGO BANK FBO	5.62
	VARIOUS RETIREMENT PLANS
TARGET RETIREMENT 2035 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	19.29
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC TTEE F	16.54
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	59.54(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TARGET RETIREMENT 2040 FUND	NATIONAL FINANCIAL SERVICES	10.68
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE RPS INC	46.49(e)

	OMNIBUS ACCOUNT TICKER: TRHRX
	CUSIP: 74149P499
	TRP TARGET RET 2040 AB6J
TARGET RETIREMENT 2040 FUND—ADVISOR CLASS	ASCENSUS TRUST COMPANY FBO	8.17
	JOSEPH S THOMPSON, DDS, PC 401(K)
	PO BOX 10758
	FARGO ND 58106-0758

	GREAT WEST TRUST CO LLC	21.20
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	NATIONAL FINANCIAL SERVICES	59.81(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
FUND	SHAREHOLDER	%
TARGET RETIREMENT 2045 FUND	NATIONAL FINANCIAL SERVICES	7.28
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	499 WASHINGTON BLVD
	ATTN: MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC	36.96(e)
	OMNIBUS ACCOUNT TICKER: RPTFX
	CUSIP: 74149P481
	TRP TARGET RET 2045 AB7Y
	PO BOX 17215
	BALTIMORE MD 21297-1215

	WELLS FARGO BANK FBO	13.30
	VARIOUS RETIREMENT PLANS
TARGET RETIREMENT 2045 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	20.00
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC TTEE F	10.68
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	60.71(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	7.83
	ATTN FINANCIAL REPORTING DEPT
TARGET RETIREMENT 2050 FUND	NATIONAL FINANCIAL SERVICES	11.70
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
	499 WASHINGTON BLVD

	ATTN: MUTUAL FUNDS DEPT 4TH FL

	T ROWE PRICE RPS INC	30.56(e)
	OMNIBUS ACCOUNT TICKER: TRFOX
	CUSIP: 74149P473
	TRP TARGET RET 2050 AB8F
FUND	SHAREHOLDER	%
TARGET RETIREMENT 2050 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	9.32
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC TTEE F	9.25
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	61.49(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	STATE STREET CORP TTEE	5.41
	FBO ADP ACCESS

	T ROWE PRICE ASSOCIATES	10.25
	ATTN FINANCIAL REPORTING DEPT
TARGET RETIREMENT 2055 FUND	T ROWE PRICE RPS INC	26.69(e)
	OMNIBUS ACCOUNT TICKER: TRFFX
	CUSIP: 74149P465
	TRP TARGET RET 2055 AB8T

	TD AMERITRADE INC FBO	5.51
	OUR CUSTOMERS

	WELLS FARGO BANK FBO	6.05
	VARIOUS RETIREMENT PLANS
TARGET RETIREMENT 2055 FUND—ADVISOR CLASS	GREAT WEST TRUST CO LLC	5.12
	FBO RECORDKEEPING FOR VARIOUS
	BENEFIT PL OMNIPUTNAM
	C/O MUTUAL FUND TRADING

	GREAT-WEST TRUST COMPANY LLC TTEE F	11.98
	EMPLOYEE BENEFITS CLIENTS 401K

	NATIONAL FINANCIAL SERVICES	62.40(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	15.93
	ATTN FINANCIAL REPORTING DEPT

FUND	SHAREHOLDER	%
TARGET RETIREMENT 2060 FUND	T ROWE PRICE ASSOCIATES	42.67(a)
	ATTN FINANCIAL REPORTING DEPT

	T ROWE PRICE TRUST CO	9.37
	CUST FOR THE IRA OF
	SUSAN A BRUEMMER
	CHANCE A BRUEMMER

	T ROWE PRICE TRUST CO	5.00
	CUST FOR THE ROLLOVER IRA OF
	ANDREW C BAEK
TARGET RETIREMENT 2060 FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	6.74
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	T ROWE PRICE ASSOCIATES	84.67(a)
	ATTN FINANCIAL REPORTING DEPT

	VOYA INSTITUTIONAL TRUST COMPANY	5.06
	AS TRUSTEE OR CUSTODIAN FOR
	CORE MARKET RETIRMENT PLANS
	30 BRAINTREE HILL OFFICE PARK
	BRAINTREE MA 02184-8747
TAX-EXEMPT MONEY FUND	EDWARD D JONES & CO	25.65(c)
	SHAREHOLDER ACCOUNTING
	ATTN MUTUAL FUND

	PERSHING LLC	5.44
	FOR EXCLUSIVE BENEFIT OF TRP MONEY
	FUND CUSTOMER ACCOUNTS
	1 PERSHING PLZ
	JERSEY CITY NJ 07399-0002

	SUSAN A FEITH	5.22
	700 BELLE ISLE
	WISC RAPIDS WI 54494-4174

	T ROWE PRICE ASSOCIATES	5.47
	ATTN FINANCIAL REPORTING DEPT
TAX-FREE HIGH YIELD FUND	CHARLES SCHWAB & CO INC	9.25

	EDWARD D JONES & CO	9.83
	SHAREHOLDER ACCOUNTING

	NATIONAL FINANCIAL SERVICES	7.61
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

FUND	SHAREHOLDER	%
TAX-FREE HIGH YIELD FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	62.24(c)
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	LPL FINANCIAL	9.45
	OMNIBUS CUSTOMER ACCOUNT

	NATIONAL FINANCIAL SERVICES	13.79
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	10.52
TAX-FREE INCOME FUND	CHARLES SCHWAB & CO INC	5.39
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT
TAX-FREE INCOME FUND—ADVISOR CLASS	NATIONAL FINANCIAL SERVICES	93.86(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS
TAX-FREE SHORT-INTERMEDIATE FUND	CHARLES SCHWAB & CO INC	18.03

	FIRST CLEARING LLC	12.67
	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMERS

	NATIONAL FINANCIAL SERVICES	7.83
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	5.52

	T ROWE PRICE ASSOCIATES	9.25
TAX-FREE SHORT-INTERMEDIATE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	5.60
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	65.57(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	12.40
FUND	SHAREHOLDER	%
TOTAL EQUITY MARKET INDEX FUND	EDUCATION TRUST OF ALASKA	7.19
	TOTAL EQUITY MARKET INDEX PORTFOLIO
	C/O T ROWE PRICE ASSOCIATES
	ATTN DAWN WAGNER FIXED INCOME
	100 E PRATT ST FL 7
	BALTIMORE MD 21202-1009

	MARYLAND COLLEGE INVESTMENT PLAN	8.75

	GLOBAL EQUITY MARKET INDEX
	ATTN FUND ACCOUNTING
U.S. BOND ENHANCED INDEX FUND	EDUCATION TRUST OF ALASKA	9.41
	ACT PORTFOLIO
	C/O T ROWE PRICE ASSOCIATES
	ATTN DAWN WAGNER FIXED INCOME
	100 E PRATT ST FL 7
	BALTIMORE MD 21202-1009

	T ROWE PRICE RPS INC	10.42
	OMNIBUS
	PLAN #
	NEW BUSINESS-CONV ASSTS #134 UBX
	P O BOX 17215
	BALTIMORE MD 21297-1215
U.S. LARGE-CAP CORE FUND	T ROWE PRICE ASSOCIATES	9.96
U.S. LARGE-CAP CORE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	32.20(c)

	NATIONAL FINANCIAL SERVICES	32.55(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	PERSHING LLC	8.97

	T ROWE PRICE ASSOCIATES	20.56
U.S. TREASURY INTERMEDIATE FUND	SPECTRUM INCOME FUND	8.87
	T. ROWE PRICE ASSOCIATES

	T ROWE PRICE TRUST CO	8.02
	ATTN TRPS INST CONTROL DEPT
U.S. TREASURY LONG-TERM FUND	SPECTRUM INCOME FUND	28.23(d)
	T. ROWE PRICE ASSOCIATES

	T ROWE PRICE TRUST CO	7.45
	ATTN TRPS INST CONTROL DEPT
ULTRA SHORT-TERM BOND FUND	T ROWE PRICE ASSOCIATES	69.28(a)
	ATTN FINANCIAL REPORTING DEPT
FUND	SHAREHOLDER	%
VALUE FUND	RETIREMENT PORTFOLIO 2040	15.24
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2020	8.99
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2025	9.36
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2030	16.32
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2035	10.54
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2045	6.86
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT

	RETIREMENT PORTFOLIO 2050	5.16
	T ROWE PRICE ASSOCIATES
	ATTN FUND ACCOUNTING DEPT
	100 E PRATT ST
	BALTIMORE MD 21202-1009
FUND	SHAREHOLDER	%
VALUE FUND—ADVISOR CLASS	CHARLES SCHWAB & CO INC	14.52
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	MORGAN STANLEY SMITH BARNEY	8.56
	HARBORSIDE FINANCIAL CENTER
	NATIONAL FINANCIAL SERVICES
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	NATIONAL FINANCIAL SERVICES	38.18(c)
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

	VOYA INSTITUTIONAL TRUST COMPANY	8.60

	VOYA RETIREMENT INS & ANNUITY CO	6.28
VIRGINIA TAX-FREE BOND FUND	CHARLES SCHWAB & CO INC	8.46
	REINVEST ACCOUNT
	ATTN MUTUAL FUND DEPT

	NATIONAL FINANCIAL SERVICES	8.87
	FOR THE EXCLUSIVE BENEFIT
	OF OUR CUSTOMERS

(a)

T. Rowe Price Associates, Inc. is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. Securities owned by T. Rowe Price Associates, Inc. are the result of contributions to the fund at the fund’s inception in order to provide the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Associates, Inc. would be able to determine the outcome of most issues that were submitted to shareholders for vote.

(b)

T. Rowe Price Trust Company is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Trust Company is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Trust Company and are normally voted by various retirement plans and retirement plan participants.

(c)

At the level of ownership indicated, the shareholder would have greater power to determine the outcome of any matters affecting a fund or one of its classes that are submitted to shareholders for vote.

(d)

The indicated percentage of the outstanding shares of this fund are owned by another T. Rowe Price fund and held in the nominee name indicated. Shares of the fund are “echo-voted” by the T. Rowe Price fund that owns the shares in the same proportion that the shares of the underlying fund are voted by other shareholders.

(e)

T. Rowe Price Retirement Plan Services, Inc., is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Retirement Plan Services, Inc. is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Retirement Plan Services, Inc. and are normally voted by various retirement plans and retirement plan participants.

INVESTMENT MANAGEMENT AGREEMENTS

T. Rowe Price is the investment adviser for all of the Price Funds and has executed an Investment Management Agreement with each fund. For certain Price Funds, T. Rowe Price has entered into an investment sub-advisory agreement with T. Rowe Price International, Price Hong Kong, and/or Price Singapore. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore are hereinafter referred to collectively as “Investment Managers.” T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc. T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price. Price Hong Kong and Price Singapore are wholly owned subsidiaries of T. Rowe Price International.

Investment Management Services

Under the Investment Management Agreements, T. Rowe Price is responsible for supervising and overseeing investments of the funds in accordance with the funds’ investment objectives, programs, and restrictions as provided in the funds’ prospectuses and this SAI. In addition, T. Rowe Price provides the funds with certain corporate administrative services, including: maintaining the funds’ corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the funds; maintaining liaison with the agents employed by the funds such as the funds’ custodian and transfer agent; assisting the funds in the coordination of such agent’s activities; and permitting employees of the Investment Managers to serve as officers, directors, and committee members of the funds without cost to the funds. For those Price Funds for which T. Rowe Price has not entered into a sub-advisory agreement, T. Rowe Price is responsible for making discretionary investment decisions on behalf of the funds and is generally responsible for effecting all security transactions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

With respect to the Africa & Middle East, Emerging Europe, Emerging Markets Local Currency Bond, Emerging Markets Stock, European Stock, Global High Income Bond, Global Multi-Sector Bond, Global Unconstrained Bond, Institutional Africa & Middle East, Institutional Emerging Markets Equity, Institutional Frontier Markets Equity, Institutional Global Value Equity, Institutional International Bond, Institutional International Concentrated Equity, Institutional Global Multi-Sector Bond, Institutional International Growth Equity, International Bond, International Concentrated Equity, International Discovery, International Growth & Income, International Equity Index, International Stock, Japan, Latin America, and New Asia Funds, and the Emerging Markets Local Multi-Sector Account Portfolio, T. Rowe Price has entered into a sub-advisory agreement with T. Rowe Price International under which, subject to the supervision of T. Rowe Price, T. Rowe Price International is authorized to trade securities and make discretionary investment decisions on behalf of each fund. Under the sub-advisory agreement, T. Rowe Price International is responsible for effecting all securities transactions on behalf of the funds, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. For Global Multi-Sector Bond Fund, T. Rowe Price International’s discretionary investment decisions and trading execution are limited to the fund’s international investment-grade fixed income investments in developed markets.

With respect to the Japan Fund and the Japanese investments of the International Discovery Fund, T. Rowe Price has entered into a sub-advisory agreement with the Tokyo Branch of T. Rowe Price International (“TRPI-Tokyo”) under which, subject to the supervision of T. Rowe Price, TRPI-Tokyo is authorized to trade Japanese securities and make discretionary investment decisions on behalf of each fund’s Japanese investments.

With respect to the Asia Opportunities, International Discovery, and New Asia Funds, T. Rowe Price has entered into a sub-advisory agreement with Price Hong Kong under which, subject to the supervision of T. Rowe Price, Price Hong Kong is authorized to trade securities and make certain discretionary investment decisions on behalf of each fund. Under the sub-advisory agreement, Price Hong Kong is responsible for selecting the funds’ investments in the Asia-Pacific region and effecting security transactions on behalf of the funds, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

The Investment Management Agreements also provide that T. Rowe Price, and its directors, officers, employees, and certain other persons performing specific functions for the funds, will be liable to the funds only for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The sub-advisory agreements have a similar provision limiting the liability of the investment sub-adviser for errors, mistakes, and losses other than those caused by its willful misfeasance, bad faith, or gross negligence.

Under the Investment Management Agreements (and sub-advisory agreements, if applicable), the Investment Managers are permitted to utilize the services or facilities of others to provide them or the funds with statistical and other factual information, advice regarding economic factors and trends, advice as to occasional transactions in specific securities, and such other information, advice, or assistance as the Investment Managers may deem necessary, appropriate, or convenient for the discharge of their obligations under the Investment Management Agreements (and sub-advisory agreement, if applicable) or otherwise helpful to the funds.

Control of Investment Adviser

T. Rowe Price Group, Inc. (“Group”) is a publicly owned company and owns 100% of the stock of T. Rowe Price Associates, Inc., which in turn owns 100% of T. Rowe Price International Ltd, which in turn owns 100% each of T. Rowe Price Hong Kong Limited and T. Rowe Price Singapore Private Ltd. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.

Management Fees

All funds except Index, Institutional, Multi-Sector Account Portfolios, TRP Reserve, Retirement, Spectrum, Summit Income, and Summit Municipal Funds

The funds pay T. Rowe Price a fee (“Fee”) which consists of two components: a Group Management Fee (“Group Fee”) and an Individual Fund Fee (“Fund Fee”). The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is calculated as described next.

The monthly Group Fee (“Monthly Group Fee”) is the sum of the daily Group Fee accruals (“Daily Group Fee Accruals”) for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds’ group fee accrual as determined below (“Daily Price Funds’ Group Fee Accrual”) by the ratio of the Price Funds’ net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds’ Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds’ Group Fee Accrual for that day as determined in accordance with the following schedule:

0.480%	First $1 billion	0.350%	Next $2 billion	0.300%	Next $40 billion
0.450%	Next $1 billion	0.340%	Next $5 billion	0.295%	Next $40 billion
0.420%	Next $1 billion	0.330%	Next $10 billion	0.290%	Next $60 billion
0.390%	Next $1 billion	0.320%	Next $10 billion	0.285%	Next $80 billion
0.370%	Next $1 billion	0.310%	Next $16 billion	0.280%	Next $100 billion
0.360%	Next $2 billion	0.305%	Next $30 billion	0.275%	Next $100 billion
				0.270%	Thereafter

For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by Investment Services (excluding the Retirement Funds, Target Retirement Funds, Spectrum Funds, TRP Reserve Funds, and any Index or private label mutual funds). For the purpose of calculating the Daily Price

Funds’ Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with each fund’s prospectus as of the close of business on the previous business day on which the fund was open for business.

The monthly Fund Fee (“Monthly Fund Fee”) is the sum of the daily Fund Fee accruals (“Daily Fund Fee Accruals”) for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the fraction of one (1) over the number of calendar days in the year by the individual fund fee. The product of this calculation is multiplied by the net assets of the fund for that day, as determined in accordance with the fund’s prospectus as of the close of business on the previous business day on which the fund was open for business. The individual fund fees are listed in the following tables:

Fund	Fee %
Africa & Middle East	0.75
Asia Opportunities	0.50
Balanced	0.15
Blue Chip Growth	0.30	(a)
California Tax-Free Bond	0.10
California Tax-Free Money	0.10
Capital Appreciation	0.30
Capital Opportunity	0.20
Corporate Income	0.15
Fund	Fee %
Credit Opportunities	0.35
Diversified Mid-Cap Growth	0.35
Diversified Small-Cap Growth	0.35
Dividend Growth	0.20
Emerging Europe	0.75
Emerging Markets Bond	0.45
Emerging Markets Corporate Bond	0.50
Emerging Markets Local Currency Bond	0.45
Emerging Markets Stock	0.75
Equity Income	0.25	(b)
European Stock	0.50
Financial Services	0.35
Floating Rate	0.30
Georgia Tax-Free Bond	0.10
Global Allocation	0.40
Global Growth Stock	0.35
Global High Income Bond	0.30
Global Industrials	0.40
Global Multi-Sector Bond	0.20
Global Real Estate	0.40
Global Stock	0.35
Global Technology	0.45
Global Unconstrained Bond	0.20
GNMA	0.15
Growth & Income	0.25
Growth Stock	0.25	(b)

Health Sciences	0.35
High Yield	0.30
Inflation Protected Bond	0.05
Intermediate Tax-Free High Yield	0.20
International Bond	0.35
International Concentrated Equity	0.35
International Discovery	0.75
International Growth & Income	0.35
International Stock	0.35
Japan	0.50
Latin America	0.75
Maryland Short-Term Tax-Free Bond	0.10
Maryland Tax-Free Bond	0.10
Maryland Tax-Free Money	0.10
Media & Telecommunications	0.35
Mid-Cap Growth	0.35	(c)
Mid-Cap Value	0.35
New America Growth	0.35
New Asia	0.50
Fund	Fee %
New Era	0.25
New Horizons	0.35
New Income	0.15	(d)
New Jersey Tax-Free Bond	0.10
New York Tax-Free Bond	0.10
New York Tax-Free Money	0.10
Overseas Stock	0.35
Personal Strategy Balanced	0.25
Personal Strategy Growth	0.30
Personal Strategy Income	0.15
Prime Reserve	0.05
Real Assets	0.35
Real Estate	0.30
Science & Technology	0.35
Short-Term Bond	0.10
Small-Cap Stock	0.45
Small-Cap Value	0.35
Tax-Efficient Equity	0.35
Tax-Exempt Money	0.10
Tax-Free High Yield	0.30
Tax-Free Income	0.15
Tax-Free Short-Intermediate	0.10
Tax-Free Ultra Short-Term Bond	0.08
U.S. Large-Cap Core	0.25
U.S. Treasury Intermediate	0.00
U.S. Treasury Long-Term	0.00

U.S. Treasury Money	0.00
Ultra Short-Term Bond	0.08
Value	0.35	(e)
Virginia Tax-Free Bond	0.10

(a) On assets up to $15 billion and 0.255% on assets above $15 billion.

(b) On assets up to $15 billion and 0.21% on assets above $15 billion.

(c) On assets up to $15 billion and 0.30% on assets above $15 billion.

(d) On assets up to $20 billion and 0.1275% on assets equal to or greater than $20 billion.

(e) On assets up to $20 billion and 0.2975% on assets equal to or greater than $20 billion.

Index, Institutional, Summit Income, and Summit Municipal Funds

The following funds pay T. Rowe Price an annual investment management fee in monthly installments of the amount listed below based on the average daily net asset value of the fund.

Fund	Fee %
Equity Index 500	0.10
Institutional Africa & Middle East	1.00
Institutional Frontier Markets Equity	1.10
Institutional Global Focused Growth Equity	0.65
Institutional Global Growth Equity	0.65
Fund	Fee %
Institutional Global Value Equity	0.65
Institutional International Concentrated Equity	0.65
Institutional International Core Equity	0.65
Institutional International Growth Equity	0.70
Institutional Large-Cap Core Growth	0.55
Institutional Large-Cap Growth	0.55
Institutional Large-Cap Value	0.55
Institutional Mid-Cap Equity Growth	0.60
Institutional Small-Cap Stock	0.65
Institutional U.S. Structured Research	0.50

The following funds (“Single Fee Funds”) pay T. Rowe Price a single annual investment management fee in monthly installments of the amount listed below based on the average daily net asset value of the fund.

Fund	Fee %
Extended Equity Market Index	0.40
Inflation Focused Bond	0.50
Institutional Core Plus	0.40
Institutional Emerging Markets Bond	0.70
Institutional Credit Opportunities	0.65
Institutional Emerging Markets Equity	1.10
Institutional Floating Rate	0.55
Institutional Global Multi-Sector Bond	0.50
Institutional High Yield	0.50
Institutional International Bond	0.55
Institutional Long Duration Credit	0.45
International Equity Index	0.50

Summit Cash Reserves	0.45
Summit Municipal Income	0.50
Summit Municipal Intermediate	0.50
Summit Municipal Money Market	0.45
Total Equity Market Index	0.35
U.S. Bond Enhanced Index	0.30

The Investment Management Agreement between each Single Fee Fund and T. Rowe Price provides that T. Rowe Price will pay all expenses of each fund’s operations except for interest; taxes; brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund’s portfolio securities; and such non-recurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Boards for the funds reserve the right to impose additional fees against shareholder accounts to defray expenses which would otherwise be paid by T. Rowe Price under the Investment Management Agreement. The Boards do not anticipate levying such charges; such a fee, if charged, may be retained by the funds or paid to the Investment Managers.

The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is the sum of the Daily Fee accruals for each month. The Daily Fee accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the appropriate Fee. The product of this calculation is multiplied by the net assets of the fund for that day, as determined in accordance with each fund’s prospectus as of the close of business on the previous business day on which the fund was open for business.

Multi-Sector Account Portfolios, Retirement Funds, Spectrum Funds and TRP Reserve Funds

None of these funds pays T. Rowe Price an investment management fee.

Investment Sub-advisory Agreements

Pursuant to each of the sub-advisory agreements that T. Rowe Price has entered into on behalf of a Price Fund (other than the Emerging Markets Local Multi-Sector Account Portfolio), T. Rowe Price may pay the investment subadviser up to 60% of the management fee that T. Rowe Price receives from that fund.

Management Fee Compensation

The following table sets forth the total management fees, if any, paid to the Investment Managers by each fund, during the fiscal years indicated:

Fund	Fiscal Year Ended
	2/28/15	2/28/14	2/28/13
California Tax-Free Bond	$1,804,000	$1,628,000	$1,586,000
California Tax-Free Money	314,000	322,000	329,000
Floating Rate Multi-Sector Account Portfolio	(c)	(c)	(c)
Georgia Tax-Free Bond	895,000	893,000	903,000
High Yield Multi-Sector Account Portfolio	(c)	(c)	(c)
Intermediate Tax-Free High Yield(b)	47,000	(a)	(a)
Investment-Grade Corporate Multi-Sector Account Portfolio	(c)	(c)	(c)
Maryland Short-Term Tax-Free Bond	863,000	882,000	885,000
Maryland Tax-Free Bond	7,741,000	7,753,000	8,186,000
Maryland Tax-Free Money	508,000	499,000	497,000
Mortgage-Backed Securities Multi-Sector Account Portfolio	(c)	(c)	(c)
New Jersey Tax-Free Bond	1,254,000	1,170,000	1,148,000
New York Tax-Free Bond	1,700,000	1,628,000	1,703,000
New York Tax-Free Money	299,000	322,000	326,000
Tax-Efficient Equity	983,000	810,000	624,000
Tax-Exempt Money	3,703,000	3,623,000	3,432,000
Tax-Free High Yield(b)	17,870,000	14,365,000	14,083,000
Tax-Free Income(b)	11,410,000	12,392,000	13,543,000
Tax-Free Short-Intermediate(b)	8,086,000	7,729,000	7,419,000
Tax-Free Ultra Short-Term Bond	(a)	(a)	(a)
Virginia Tax-Free Bond	3,737,000	3,684,000	3,907,000

(a) Prior to commencement of operations.

(b) The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

(c) The fund does not pay an investment management fee.

Fund	Fiscal Year Ended
	5/31/14	5/31/13	5/31/12
Corporate Income	$2,529,000	$2,968,000	$2,844,000
Credit Opportunities(a)	15,000	(b)	(b)
Floating Rate(a)	1,802,000	603,000	234,000
Global Multi-Sector Bond(a)	1,209,000	1,392,000	1,176,000
GNMA	6,937,000	8,015,000	7,531,000
TRP Government Reserve Investment	(c)	(c)	(c)
High Yield(a)	56,896,000	55,350,000	51,500,000
Inflation Focused Bond(d)	26,197,000	19,018,000	14,886,000
Inflation Protected Bond	1,297,000	1,928,000	1,670,000
Institutional Core Plus(a)(d)	1,351,000	892,000	674,000
Institutional Credit Opportunities	14,000	(b)	(b)
Institutional Floating Rate(a)(d)	17,642,000	12,608,000	10,083,000
Institutional Global Multi-Sector Bond	140,000	(b)	(b)
Institutional High Yield(d)	14,170,000	13,599,000	9,740,000
Institutional Long Duration Credit	65,000	(b)	(b)
New Income(e)	98,208,000	90,186,000	70,974,000
Personal Strategy Balanced	10,532,000	9,410,000	8,831,000
Personal Strategy Growth	8,304,000	7,093,000	6,610,000
Personal Strategy Income	5,613,000	4,946,000	4,393,000
Prime Reserve	22,405,000	19,992,000	19,796,000
TRP Reserve Investment	(c)	(c)	(c)
Retirement 2005	(c)	(c)	(c)
Retirement 2010	(c)	(c)	(c)
Retirement 2015	(c)	(c)	(c)
Retirement 2020	(c)	(c)	(c)
Retirement 2025	(c)	(c)	(c)
Retirement 2030	(c)	(c)	(c)
Retirement 2035	(c)	(c)	(c)
Retirement 2040	(c)	(c)	(c)
Retirement 2045	(c)	(c)	(c)
Retirement 2050	(c)	(c)	(c)
Retirement 2055	(c)	(c)	(c)
Retirement 2060	(b)	(b)	(b)
Retirement Balanced	(c)	(c)	(c)
Short-Term Bond(a)	25,151,000	26,635,000	23,553,000
Short-Term Government Reserve	(b)	(b)	(b)
Short-Term Reserve	(c)	(c)	(b)
Target Retirement 2005	(b)	(b)	(b)
Target Retirement 2010	(b)	(b)	(b)
Target Retirement 2015	(b)	(b)	(b)
Target Retirement 2020	(b)	(b)	(b)

Fund	Fiscal Year Ended
	5/31/14	5/31/13	5/31/12
Target Retirement 2025	(b)	(b)	(b)
Target Retirement 2030	(b)	(b)	(b)
Target Retirement 2035	(b)	(b)	(b)
Target Retirement 2040	(b)	(b)	(b)
Target Retirement 2045	(b)	(b)	(b)
Target Retirement 2050	(b)	(b)	(b)
Target Retirement 2055	(b)	(b)	(b)
Target Retirement 2060	(b)	(b)	(b)
U.S. Treasury Intermediate	1,111,000	1,642,000	1,456,000
U.S. Treasury Long-Term	978,000	1,534,000	1,172,000
U.S. Treasury Money	5,944,000	5,618,000	5,540,000
Ultra Short-Term Bond	1,585,000	271,000	(b)

(a) The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

(b) Prior to commencement of operations.

(c) The fund does not pay an investment management fee.

(d) The fee includes investment and administrative expenses.

(e) The fund has three classes of shares. The management fee is allocated to each class based on relative net assets.

Fund	Fiscal Year Ended
	10/31/14	10/31/13	10/31/12
Africa & Middle East	$2,127,000	$1,714,000	$1,535,000
Asia Opportunities(a)	62,000	(b)	(b)
Emerging Europe	3,148,000	4,156,000	4,590,000
Emerging Markets Stock	76,506,000	74,566,000	67,016,000
European Stock	13,472,000	6,994,000	5,363,000
Global Allocation(a)	472,000	129,000	(b)
Global Growth Stock(a)	564,000	500,000	400,000
Global Stock(a)	3,184,000	3,107,000	3,584,000
Institutional Africa & Middle East	2,242,000	1,683,000	1,320,000
Institutional Emerging Markets Equity(c)	11,165,000	11,106,000	9,580,000
Institutional Frontier Markets Equity	2,000	(b)	(b)
Institutional Global Focused Growth Equity	588,000	1,052,000	1,030,000
Institutional Global Growth Equity	1,125,000	798,000	391,000
Institutional Global Value Equity	64,000	55,000	13,000
Institutional International Concentrated Equity	590,000	55,000	48,000
Institutional International Core Equity	595,000	461,000	410,000
Institutional International Growth Equity	595,000	664,000	520,000
International Concentrated Equity(a)	4,000	(b)	(b)
International Discovery	38,133,000	32,101,000	26,136,000
International Equity Index(c)	2,723,000	2,172,000	1,783,000

Fund	Fiscal Year Ended
	10/31/14	10/31/13	10/31/12
International Growth & Income(d)	61,730,000	45,084,000	31,913,000
International Stock(d)	81,500,000	69,045,000	52,717,000
Japan	2,478,000	1,863,000	1,348,000
Latin America	10,891,000	15,990,000	20,688,000
New Asia	32,956,000	37,272,000	32,852,000
Overseas Stock	54,658,000	38,682,000	27,926,000
Summit Cash Reserves(c)	27,243,000	25,538,000	25,494,000
Summit Municipal Income(a)(c)	4,184,000	4,113,000	3,368,000
Summit Municipal Intermediate(a)(c)	17,245,000	12,445,000	10,264,000
Summit Municipal Money Market(c)	846,000	888,000	904,000
U.S. Bond Enhanced Index(c)	1,716,000	2,077,000	3,064,000

(a) The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

(b) Prior to commencement of operations.

(c) The fee includes investment management fees and administrative expenses.

(d) The fund has three classes of shares. The management fee is allocated to each class based on relative net assets.

Fund	Fiscal Year Ended
	12/31/14	12/31/13	12/31/12
Balanced	$18,176,000	$16,318,000	$14,554,000
Blue Chip Growth(a)	141,866,000	108,419,000	84,997,000
Capital Appreciation(b)	126,636,000	98,302,000	76,517,000
Capital Opportunity(a)	3,225,000	2,508,000	1,794,000
Diversified Mid-Cap Growth	2,174,000	1,625,000	1,259,000
Diversified Small-Cap Growth	5,356,000	3,731,000	1,673,000
Dividend Growth	20,942,000	17,281,000	12,540,000
Emerging Markets Bond	32,526,000	29,399,000	26,481,000
Emerging Markets Corporate Bond(b)	962,000	539,000	119,000
Emerging Markets Corporate Multi-Sector Account Portfolio	(e)	(e)	(e)
Emerging Markets Local Currency Bond(b)	565,000	437,000	359,000
Emerging Markets Local Multi-Sector Account Portfolio	(e)	(e)	(e)
Equity Income(a)	157,225,000	145,835,000	125,484,000
Equity Index 500	22,318,000	17,920,000	14,684,000
Extended Equity Market Index(c)	2,982,000	2,274,000	1,598,000
Financial Services	3,355,000	3,281,000	2,071,000
Global High Income Bond(b)	(d)	(d)	(d)
Global Industrials	117,000	14,000	(d)
Global Real Estate(b)	1,382,000	1,394,000	555,000
Global Technology	9,371,000	5,783,000	4,965,000
Global Unconstrained Bond(b)	(d)	(d)	(d)

Fund	Fiscal Year Ended
	12/31/14	12/31/13	12/31/12
Growth & Income	8,086,000	7,182,000	6,310,000
Growth Stock(a)	218,346,000	185,883,000	154,138,000
Health Sciences	63,054,000	45,024,000	28,279,000
Institutional Emerging Markets Bond(c)	2,188,000	1,831,000	1,666,000
Institutional International Bond(c)	1,634,000	1,101,000	843,000
Institutional Large-Cap Core Growth	6,827,000	4,351,000	2,186,000
Institutional Large-Cap Growth	59,247,000	41,104,000	26,725,000
Institutional Large-Cap Value	11,017,000	7,366,000	4,834,000
Institutional Mid-Cap Equity Growth	27,442,000	21,569,000	16,359,000
Institutional Small-Cap Stock	10,755,000	8,603,000	5,484,000
Institutional U.S. Structured Research	3,694,000	3,096,000	2,717,000
International Bond(b)	32,124,000	32,733,000	33,327,000
Media & Telecommunications	21,015,000	17,569,000	14,284,000
Mid-Cap Growth(a)	147,713,000	131,629,000	116,777,000
Mid-Cap Value(a)	77,399,000	68,332,000	58,472,000
New America Growth(b)	27,754,000	26,375,000	21,749,000
New Era	23,977,000	24,189,000	24,641,000
New Horizons	99,719,000	82,332,000	60,313,000
Real Assets	26,844,000	21,111,000	17,198,000
Real Estate(b)	26,647,000	22,547,000	21,021,000
Science & Technology(b)	22,859,000	18,353,000	17,951,000
Small-Cap Stock(b)	73,860,000	66,844,000	53,336,000
Small-Cap Value(b)	62,212,000	58,418,000	47,986,000
Spectrum Growth	(e)	(e)	(e)
Spectrum Income	(e)	(e)	(e)
Spectrum International	(e)	(e)	(e)
Total Equity Market Index(c)	3,619,000	2,971,000	2,489,000
U.S. Large-Cap Core(b)	486,000	345,000	240,000
Value(b)	131,016,000	102,361,000	82,781,000

(a) The fund has three classes of shares. The management fee is allocated to each class based on relative net assets.

(b) The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

(c) The fee includes investment management fees and administrative expenses.

(d) Prior to commencement of operations.

(e) The fund does not pay an investment management fee.

Expense Limitations and Reimbursements

The following chart sets forth contractual expense ratio limitations and the periods for which they are effective. For each fund, T. Rowe Price has agreed to bear any fund expenses (other than interest, taxes, brokerage, and other expenditures that are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, and acquired fund fees) which would cause the fund’s ratio of expenses to average daily net assets to exceed the indicated percentage limitation. Fees waived and expenses borne by

T. Rowe Price are subject to reimbursement by the funds through the indicated reimbursement date, provided no reimbursement will be made if it would result in a fund’s expense ratio exceeding its applicable limitation.

Fund	Limitation Period	Expense Ratio Limitation %	Reimbursement Date
Asia Opportunities	May 21, 2014 – February 28, 2017	1.15	(a)
Asia Opportunities Fund–Advisor Class	May 21, 2014 – February 28, 2017	1.25	(a)
California Tax-Free Money(b)	July 1, 2013 – June 30, 2017	0.55	(a)
Capital Opportunity Fund–R Class(c)	May 1, 2014 – April 30, 2016	1.35	April 30, 2018(d)
Credit Opportunities	April 29, 2014 – September 30, 2016	0.90	(a)
Credit Opportunities Fund–Advisor Class	April 29, 2014 – September 30, 2016	1.00	(a)
Emerging Markets Corporate Bond(e)	May 1, 2015 – April 30, 2017	1.15	(a)
Emerging Markets Corporate Bond Fund–Advisor Class(f)	May 1, 2015 – April 30, 2017	1.25	(a)
Emerging Markets Local Currency Bond(g)	May 1, 2014 – April 30, 2016	1.10	(a)
Emerging Markets Local Currency Bond Fund–Advisor Class(h)	May 1, 2014 – April 30, 2016	1.20	(a)
Equity Index 500(i)	May 1, 2014 – April 30, 2016	0.30	April 30, 2018(d)
Floating Rate(j)	October 1, 2013 – September 30, 2017	0.85	(a)
Floating Rate Fund–Advisor Class(k)	October 1, 2013 – September 30, 2017	0.95	(a)
Global Allocation	May 28, 2013 – February 29, 2016	1.05	(a)
Global Allocation Fund–Advisor Class	May 28, 2013 – February 29, 2016	1.15	(a)
Global Growth Stock(l)	March 1, 2013 – February 28, 2017	1.00	(a)
Global Growth Stock Fund–Advisor Class(m)	March 1, 2013 – February 28, 2017	1.10	(a)
Global High Income Bond	January 22, 2015 – April 30, 2017	0.85	(a)
Global High Income Bond Fund–Advisor Class	January 22, 2015 – April 30, 2017	1.00	(a)
Global Industrials	October 24, 2013 – April 30, 2016	1.05	(a)
Global Multi-Sector Bond(n)	October 1, 2011 – September 30, 2013	0.80	(a)
Global Multi-Sector Bond Fund–Advisor Class(o)	October 1, 2013 – September 30, 2015	0.95	(a)
Global Real Estate(p)	May 1, 2015 – April 30, 2017	1.05	(a)
Global Real Estate Fund–Advisor Class(q)	May 1, 2015 – April 30, 2017	1.15	(a)
Global Stock Fund–Advisor Class(r)	March 1, 2014 – February 29, 2016	1.15	February 28, 2018(d)
Global Unconstrained Bond	January 22, 2015 – April 30, 2017	0.75	(a)
Global Unconstrained Bond Fund–Advisor Class	January 22, 2015 – April 30, 2017	0.90	(a)
Inflation Protected Bond(s)	October 1, 2014 – September 30, 2016	0.50	September 30, 2018(d)
Institutional Africa & Middle East(t)	March 1, 2013 – February 28, 2015	1.25	(a)
Institutional Frontier Markets Equity	September 22, 2014 – February 28, 2017	1.10	(a)
Institutional Global Focused Growth Equity(u)	March 1, 2013 – February 28, 2017	0.75	(a)
Institutional Global Growth Equity(v)	March 1, 2013 – February 28, 2017	0.75	(a)
Institutional Global Value Equity(w)	March 1, 2014 – February 29, 2016	0.75	(a)
Institutional International Concentrated Equity(x)	March 1, 2013 – February 28, 2017	0.75	(a)
Institutional International Core Equity(y)	March 1, 2013 – February 28, 2017	0.75	(a)

Fund	Limitation Period	Expense Ratio Limitation %	Reimbursement Date
Institutional International Growth Equity(z)	March 1, 2014 - February 29, 2016	0.75	February 28, 2018(d)
Institutional Large-Cap Core Growth	May 1, 2013 – April 30, 2015	0.65	April 30, 2017(d)
Institutional U.S. Structured Research(aa)	May 1, 2014 – April 30, 2016	0.55	(a)
Intermediate Tax-Free High Yield	July 24, 2014 – June 30, 2017	0.75	(a)
Intermediate Tax-Free High Yield Fund–Advisor Class	July 24, 2014 – June 30, 2017	0.85	(a)
International Concentrated Equity	August 22, 2014 – February 28, 2017	0.90	(a)
International Concentrated Equity Fund–Advisor Class	August 22, 2014 – February 28, 2017	1.00	(a)
International Stock Fund–R Class(bb)	March 1, 2014 – February 29, 2016	1.40	(a)
New Income Fund–R Class(cc)	October 1, 2014 – September 30, 2016	1.15	(a)
New York Tax-Free Money(dd)	July 1, 2013 – June 30, 2017	0.55	(a)
Tax-Free High Yield Fund–Advisor Class	August 8, 2012 – June 30, 2015	1.05	(a)
Tax-Free Short-Intermediate Fund–Advisor Class(ee)	August 8, 2012 – June 30, 2017	0.85	(a)
U.S. Large-Cap Core(ff)	May 1, 2014 – April 30, 2016	1.15	(a)
U.S. Large-Cap Core Fund–Advisor Class(gg)	May 1, 2014 – April 30, 2016	1.20	(a)
U.S. Treasury Long-Term(hh)	October 1, 2012 – September 30, 2014	0.55	September 30, 2016(d)
Ultra Short-Term Bond(ii)	December 3, 2012 – September 30, 2017	0.35	(a)

(a) No reimbursement will be made more than three years after any waiver or payment.

(b) The California Tax-Free Money Fund previously operated under a 0.55% expense limitation that expired June 30, 2015.

(c) The Capital Opportunity Fund–R Class previously operated under a 1.35% expense limitation that expired April 30, 2014. The reimbursement period for this limitation extends through April 30, 2016.

(d) No reimbursement will be made after the reimbursement date or three years after any waiver or payment, whichever is sooner.

(e) The Emerging Markets Corporate Bond Fund previously operated under a 1.15% expense limitation that expired April 30, 2015.

(f) The Emerging Markets Corporate Bond Fund–Advisor Class previously operated under a 1.25% expense limitation that expired April 30, 2015.

(g) The Emerging Markets Local Currency Bond Fund previously operated under a 1.10% expense limitation that expired April 30, 2014.

(h) The Emerging Markets Local Currency Bond Fund–Advisor Class previously operated under a 1.20% expense limitation that expired April 30, 2014.

(i) The Equity Index 500 Fund previously operated under a 0.30% expense limitation that expired April 30, 2014. The reimbursement period for this limitation extends through April 30, 2016.

(j) The Floating Rate Fund previously operated under a 0.85% expense limitation that expires September 30, 2015.

(k) The Floating Rate Fund–Advisor Class previously operated under a 0.95% expense limitation that expired September 30, 2015.

(l) The Global Growth Stock Fund previously operated under a 1.00% expense limitation that expired February 28, 2015.

(m) The Global Growth Stock Fund–Advisor Class previously operated under a 1.10% expense limitation that expired February 28, 2015.

(n) The Global Multi-Sector Bond Fund previously operated under a 0.80% expense limitation that expired September 30, 2013.

(o) The Global Multi-Sector Bond Fund–Advisor Class previously operated under a 0.95% expense limitation that expires September 30, 2015.

(p) The Global Real Estate Fund previously operated under a 1.05% expense limitation.

(q) The Global Real Estate Fund–Advisor Class previously operated under a 1.15% expense limitation.

(r) The Global Stock Fund–Advisor Class previously operated under a 1.15% expense limitation that expired February 28, 2014. The reimbursement period for this limitation extends through February 29, 2016.

(s) The Inflation Protected Bond Fund previously operated under a 0.50% expense limitation that expired September 30, 2014. The reimbursement period for this limitation extends through September 30, 2016.

(t) The Institutional Africa & Middle East Fund previously operated under a 1.25% expense limitation that expired February 28, 2013.

(u) The Institutional Global Focused Growth Equity Fund previously operated under a 0.75% expense limitation that expired February 28, 2015.

(v) The Institutional Global Growth Equity Fund previously operated under a 0.75% expense limitation that expired February 28, 2015.

(w) The Institutional Global Value Equity Fund previously operated under a 0.75% expense limitation that expired February 28, 2014.

(x) The Institutional International Concentrated Equity Fund previously operated under a 0.75% expense limitation that expired February 28, 2015.

(y) The Institutional International Core Equity Fund previously operated under a 0.75% expense limitation that expired February 28, 2015.

(z) The Institutional International Growth Equity Fund previously operated under a 0.75% expense limitation that expired February 28, 2014. The reimbursement period for this limitation extends through February 29, 2016.

(aa) The Institutional U.S. Structured Research Fund previously operated under a 0.55% expense limitation that expired April 30, 2014.

(bb) The International Stock Fund–R Class previously operated under a 1.40% expense limitation that expired February 28, 2014.

(cc) The New Income Fund–R Class previously operated under a 1.15% expense limitation that expired September 30, 2014.

(dd) The New York Tax-Free Money Fund previously operated under a 0.55% expense limitation that expired June 30, 2015.

(ee) The Tax-Free Short-Intermediate Fund–Advisor Class previously operated under a 0.85% expense limitation that expired June 30, 2015.

(ff) The U.S. Large-Cap Core Fund previously operated under a 1.15% expense limitation that expired April 30, 2014.

(gg) The U.S. Large-Cap Core Fund–Advisor Class previously operated under a 1.20% expense limitation that expired April 30, 2014.

(hh) The U.S. Treasury Long-Term Fund previously operated under a 0.55% expense limitation that expired September 30, 2012. The reimbursement period for this limitation extends through September 30, 2014.

(ii) The Ultra Short-Term Bond Fund previously operated under a 0.35% expense limitation that expires September 30, 2015.

The Investment Management Agreements between the funds and the Investment Managers provide that each fund will bear all expenses of its operations not specifically assumed by the Investment Managers.

For the purpose of determining whether a fund is entitled to expense limitation, the expenses of a fund are calculated on a monthly basis. If a fund is entitled to expense limitation, that month’s advisory fee will be reduced or postponed, with any adjustment made after the end of the year.

Except for the California and New York Tax-Free Funds, each of the above-referenced funds’ Investment Management Agreement also provides that one or more additional expense limitation periods (of the same or different time periods) may be implemented after the expiration of the current expense limitation, and that with respect to any such additional limitation period, the funds may reimburse the Investment Managers, provided the reimbursement does not result in the funds’ aggregate expenses exceeding the additional expense limitation. No reimbursement may be made by the California and New York Tax-Free Funds unless approved by shareholders.

California Tax-Free Money Fund At February 28, 2015, management fees in the amount of $110,000 were waived. Including these amounts, management fees waived in the amount of $309,000 remain subject to repayment.

Capital Opportunity Fund–R Class At December 31, 2014, expenses in the amount of $3,000 were repaid to the manager. There were no amounts subject to repayment. The fund operated below its expense limit.

Emerging Markets Corporate Bond Fund and Emerging Markets Corporate Bond Fund–Advisor Class At December 31, 2014, management fees in the amount of $110,000 were repaid and expenses in the amount of $184,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $479,000 remain subject to repayment.

Emerging Markets Local Currency Bond Fund and Emerging Markets Local Currency Bond Fund–Advisor Class At December 31, 2014, management fees in the amount of $70,000 were waived and expenses in the amount of $119,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $713,000 remain subject to repayment.

Equity Index 500 Fund At December 31, 2014, there were no amounts subject to repayment. The fund operated below its expense limit.

Floating Rate Fund and Floating Rate Fund–Advisor Class At May 31, 2014, management fees in the amount of $311,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $473,000 remain subject to repayment.

Global Growth Stock Fund and Global Growth Stock Fund–Advisor Class At October 31, 2014, management fees in the amount of $3,000 were repaid and expenses in the amount of $143,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $490,000 remain subject to repayment.

Global Industrials Fund At December 31, 2014, management fees in the amount of $117,000 were waived and expenses in the amount of $131,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $308,000 remain subject to repayment.

Global Multi-Sector Bond Fund and Global Multi-Sector Bond Fund–Advisor Class At May 31, 2014, expenses in the amount of $3,000 were repaid to the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $13,000 remain subject to repayment.

Global Real Estate Fund and Global Real Estate Fund–Advisor Class At December 31, 2014, management fees in the amount of $163,000 were repaid and expenses in the amount of $219,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $816,000 remain subject to repayment.

Global Stock Fund–Advisor Class At October 31, 2014, expenses in the amount of $3,000 were reimbursed to the manager. Including these amounts, expenses previously reimbursed by the manager in the amount of $10,000 remain subject to repayment.

Inflation Protected Bond Fund At May 31, 2014, management fees in the amount of $355,000 were waived. Including these amounts, management fees waived in the amount of $969,000 remain subject to repayment.

Institutional Africa & Middle East Fund At October 31, 2014, management fees in the amount of $77,000 were repaid. There were no amounts subject to repayment. The fund operated below its expense limit.

Institutional Global Focused Growth Equity Fund At October 31, 2014, management fees in the amount of $176,000 were waived. Including these amounts, management fees waived in the amount of $426,000 remain subject to repayment.

Institutional Global Growth Equity Fund At October 31, 2014, management fees in the amount of $107,000 were waived. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $476,000 remain subject to repayment.

Institutional Global Value Equity Fund At October 31, 2014, management fees in the amount of $64,000 were waived and expenses in the amount of $164,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $575,000 remain subject to repayment.

Institutional International Concentrated Equity Fund At October 31, 2014, management fees in the amount of $120,000 were waived and expenses in the amount of $51,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $607,000 remain subject to repayment.

Institutional International Core Equity Fund At October 31, 2014, management fees in the amount of $165,000 were waived. Including these amounts, management fees waived in the amount of $538,000 remain subject to repayment.

Institutional International Growth Equity Fund At October 31, 2014, management fees in the amount of $231,000 were waived. Including these amounts, management fees waived in the amount of $644,000 remain subject to repayment.

Institutional Large-Cap Core Growth Fund At December 31, 2014, there were no amounts subject to repayment. The fund operated below its expense limit.

Institutional U.S. Structured Research Fund At December 31, 2014, management fees in the amount of $18,000 were repaid to the manager. There were no amounts subject to repayment.

Intermediate Tax-Free High Yield Fund At February 28, 2015, management fees in the amount of $47,000 were waived and expenses in the amount of $141,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $188,000 remain subject to repayment.

International Concentrated Equity Fund and International Concentrated Equity Fund–Advisor Class At October 31, 2014, management fees in the amount of $4,000 were waived and expenses in the amount of $56,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $60,000 remain subject to repayment.

International Stock Fund–R Class At October 31, 2014, expenses less than $1,000 were reimbursed to the manager. Including these amounts, expenses previously reimbursed by the manager in the amount of $6,000 remain subject to repayment.

New Income Fund–R Class At May 31, 2014, expenses in the amount of $5,000 were reimbursed by the manager. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $22,000 remain subject to repayment.

New York Tax-Free Money Fund At February 28, 2015, management fees in the amount of $117,000 were waived. Including these amounts, management fees waived in the amount of $321,000 remain subject to repayment.

U.S. Large-Cap Core and U.S. Large-Cap Core Growth–Advisor Class At December 31, 2014, management fees in the amount of $12,000 were repaid and expenses in the amount of $128,000 were repaid to the manager. Including these amounts, expenses previously reimbursed by the manager in the amount of $113,000 remain subject to repayment. Each Class operated below its expense limit.

U.S. Treasury Long-Term At May 31, 2014, there were no amounts subject to repayment.

Management Related Services

In addition to the management fee, the funds (other than the Single-Fee Funds) pay for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and directors’ fees and expenses.

T. Rowe Price Services, Inc. (“Services”), a wholly owned subsidiary of T. Rowe Price, acts as the funds’ transfer and dividend disbursing agent and provides shareholder and administrative services. T. Rowe Price Retirement Plan Services, Inc. (“RPS”), also a wholly owned subsidiary, provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the funds. The fees paid by the funds to Services are based on the costs to Services of providing these services plus a return on capital employed in support of the services.

The fees paid to RPS are based on the percentage of Price Fund assets for which RPS provides recordkeeping and sub-transfer agency services. The fees paid to Services and RPS are set forth in each fund’s shareholder report under “Related Party Transactions.” The address for Services and RPS is 100 East Pratt Street, Baltimore, Maryland 21202.

T. Rowe Price, under a separate agreement with the funds, provides accounting services to the funds. The funds paid the expenses shown in the following table during the fiscal years indicated to T. Rowe Price for accounting services.

Fund	Fiscal Year Ended
	2/28/15	2/28/14	2/28/13
California Tax-Free Bond	$95,000	$91,000	$94,000
California Tax-Free Money	95,000	91,000	94,000
Floating Rate Multi-Sector Account Portfolio	—	—	—
Georgia Tax-Free Bond	95,000	91,000	94,000
High Yield Multi-Sector Account Portfolio	—	—	—
Intermediate Tax-Free High Yield	100,000	(a)	(a)
Intermediate Tax-Free High Yield Fund–Advisor Class	2,000	(a)	(a)
Investment-Grade Corporate Multi-Sector Account Portfolio	—	—	—
Maryland Short-Term Tax-Free Bond	95,000	91,000	94,000
Maryland Tax-Free Bond	95,000	112,000	119,000
Maryland Tax-Free Money	95,000	91,000	94,000
Mortgage-Backed Securities Multi-Sector Account Portfolio	—	—	—
New Jersey Tax-Free Bond	95,000	91,000	94,000
New York Tax-Free Bond	95,000	91,000	94,000
New York Tax-Free Money	95,000	91,000	94,000
Tax-Efficient Equity	95,000	91,000	94,000
Tax-Exempt Money	120,000	116,000	119,000
Tax-Free High Yield	169,000	161,000	156,000
Tax-Free High Yield Fund–Advisor Class	574	276	(b)
Tax-Free Income	100,000	86,000	86,000
Tax-Free Income Fund–Advisor Class	45,000	50,000	54,000
Tax-Free Short-Intermediate	120,000	111,000	106,000
Tax-Free Short-Intermediate Fund–Advisor Class	420	290	(b)

Fund	Fiscal Year Ended
	2/28/15	2/28/14	2/28/13
Tax-Free Ultra Short-Term Bond	(a)	(a)	(a)
Virginia Tax-Free Bond	95,000	91,000	94,000

(a) Prior to commencement of operations.

(b) Less than $1,000.

Fund	Fiscal Year Ended
	5/31/14	5/31/13	5/31/12
Corporate Income	$132,000	$143,000	$148,000
Credit Opportunities	18,000	(a)	(a)
Credit Opportunities Fund–Advisor Class	(b)	(a)	(a)
Floating Rate	157,000	159,000	151,000
Floating Rate Fund–Advisor Class	8,000	4,000	2,000
Global Multi-Sector Bond	200,000	194,000	198,000
Global Multi-Sector Bond Fund–Advisor Class	1,000	(b)	(b)
GNMA	117,000	118,000	120,000
TRP Government Reserve Investment	92,000	93,000	92,000
High Yield	180,000	166,000	162,000
High Yield Fund–Advisor Class	22,000	29,000	37,000
Inflation Focused Bond	142,000	143,000	148,000
Inflation Protected Bond	142,000	143,000	148,000
Institutional Core Plus	200,000	193,000	197,000
Institutional Core Plus Fund–F Class	1,000	2,000	1,000
Institutional Credit Opportunities	16,000	(a)	(a)
Institutional Floating Rate	120,000	131,000	157,000
Institutional Floating Rate Fund–F Class	45,000	49,000	42,000
Institutional Global Multi-Sector Bond	93,000	(a)	(a)
Institutional High Yield	179,000	175,000	181,000
Institutional Long Duration Credit	131,000	(a)	(a)
New Income	223,000	214,000	215,000
New Income Fund–Advisor Class	(b)	(b)	(b)
New Income Fund–R Class	(b)	(b)	(b)
Personal Strategy Balanced	179,000	175,000	181,000
Personal Strategy Growth	179,000	175,000	181,000
Personal Strategy Income	179,000	175,000	181,000
Prime Reserve	117,000	118,000	120,000
TRP Reserve Investment	117,000	118,000	138,000
Retirement 2005	(c)	(c)	(c)
Retirement 2005 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2005 Fund–R Class	(c)	(c)	(c)
Retirement 2010	(c)	(c)	(c)

Fund	Fiscal Year Ended
	5/31/14	5/31/13	5/31/12
Retirement 2010 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2010 Fund–R Class	(c)	(c)	(c)
Retirement 2015	(c)	(c)	(c)
Retirement 2015 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2015 Fund–R Class	(c)	(c)	(c)
Retirement 2020	(c)	(c)	(c)
Retirement 2020 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2020 Fund–R Class	(c)	(c)	(c)
Retirement 2025	(c)	(c)	(c)
Retirement 2025 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2025 Fund–R Class	(c)	(c)	(c)
Retirement 2030	(c)	(c)	(c)
Retirement 2030 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2030 Fund–R Class	(c)	(c)	(c)
Retirement 2035	(c)	(c)	(c)
Retirement 2035 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2035 Fund–R Class	(c)	(c)	(c)
Retirement 2040	(c)	(c)	(c)
Retirement 2040 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2040 Fund–R Class	(c)	(c)	(c)
Retirement 2045	(c)	(c)	(c)
Retirement 2045 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2045 Fund–R Class	(c)	(c)	(c)
Retirement 2050	(c)	(c)	(c)
Retirement 2050 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2050 Fund–R Class	(c)	(c)	(c)
Retirement 2055	(c)	(c)	(c)
Retirement 2055 Fund–Advisor Class	(c)	(c)	(c)
Retirement 2055 Fund–R Class	(c)	(c)	(c)
Retirement 2060	(a)	(a)	(a)
Retirement 2060 Fund–Advisor Class	(a)	(a)	(a)
Retirement 2060 Fund–R Class	(a)	(a)	(a)
Retirement Balanced	(c)	(c)	(c)
Retirement Balanced Fund–Advisor Class	(c)	(c)	(c)
Retirement Balanced Fund–R Class	(c)	(c)	(c)
Short-Term Bond	159,000	146,000	155,000
Short-Term Bond Fund–Advisor Class	5,000	17,000	10,000
Short-Term Government Reserve	179,000	(a)	(a)
Short-Term Reserve	(a)	(a)	(a)
Target Retirement 2005	(c)	(a)	(a)
Target Retirement 2005 Fund–Advisor Class	(c)	(a)	(a)

Fund	Fiscal Year Ended
	5/31/14	5/31/13	5/31/12
Target Retirement 2010	(c)	(a)	(a)
Target Retirement 2010 Fund–Advisor Class	(c)	(a)	(a)
Target Retirement 2015	(c)	(a)	(a)
Target Retirement 2015 Fund–Advisor Class	(c)	(a)	(a)
Target Retirement 2020	(c)	(a)	(a)
Target Retirement 2020 Fund–Advisor Class	(c)	(a)	(a)
Target Retirement 2025	(c)	(a)	(a)
Target Retirement 2025 Fund–Advisor Class	(c)	(a)	(a)
Target Retirement 2030	(c)	(a)	(a)
Target Retirement 2030 Fund–Advisor Class	(c)	(a)	(a)
Target Retirement 2035	(c)	(a)	(a)
Target Retirement 2035 Fund–Advisor Class	(c)	(a)	(a)
Target Retirement 2040	(c)	(a)	(a)
Target Retirement 2040 Fund–Advisor Class	(c)	(a)	(a)
Target Retirement 2045	(c)	(a)	(a)
Target Retirement 2045 Fund–Advisor Class	(c)	(a)	(a)
Target Retirement 2050	(c)	(a)	(a)
Target Retirement 2050 Fund–Advisor Class	(c)	(a)	(a)
Target Retirement 2055	(c)	(a)	(a)
Target Retirement 2055 Fund–Advisor Class	(c)	(a)	(a)
Target Retirement 2060	(a)	(a)	(a)
Target Retirement 2060 Fund–Advisor Class	(a)	(a)	(a)
U.S. Treasury Intermediate	92,000	93,000	92,000
U.S. Treasury Long-Term	92,000	93,000	92,000
U.S. Treasury Money	92,000	93,000	92,000
Ultra Short-Term Bond	107,000	57,000	(a)

(a) Prior to commencement of operations.

(b) Less than $1,000.

(c) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

Fund	Fiscal Year Ended
	10/31/14	10/31/13	10/31/12
Africa & Middle East	$183,000	$175,000	$177,000
Asia Opportunities	74,000	(a)	(a)
Asia Opportunities Fund–Advisor Class	1,000	(a)	(a)
Emerging Europe	119,000	116,000	120,000
Emerging Markets Stock	183,000	175,000	177,000
European Stock	119,000	116,000	120,000
Global Allocation	203,000	82,000	(a)
Global Allocation Fund–Advisor Class	4,000	(b)	(a)

Fund	Fiscal Year Ended
	10/31/14	10/31/13	10/31/12
Global Growth Stock	142,000	135,000	138,000
Global Growth Stock Fund–Advisor Class	1,000	1,000	1,000
Global Stock	143,000	136,000	139,000
Global Stock Fund–Advisor Class	(b)	(b)	(b)
Institutional Africa & Middle East	183,000	175,000	177,000
Institutional Emerging Markets Equity	144,000	141,000	146,000
Institutional Frontier Markets Equity	15,000	(a)	(a)
Institutional Global Focused Growth Equity	119,000	116,000	120,000
Institutional Global Growth Equity	119,000	116,000	120,000
Institutional Global Value Equity	144,000	137,000	32,000
Institutional International Concentrated Equity	119,000	116,000	120,000
Institutional International Core Equity	119,000	116,000	120,000
Institutional International Growth Equity	119,000	116,000	120,000
International Concentrated Equity	24,000	(a)	(a)
International Concentrated Equity Fund–Advisor Class	3,000	(a)	(a)
International Discovery	144,000	141,000	146,000
International Equity Index	183,000	175,000	177,000
International Growth & Income	163,000	151,000	152,000
International Growth & Income Fund–Advisor Class	3,000	4,000	5,000
International Growth & Income Fund–R Class	(b)	1,000	1,000
International Stock	163,000	152,000	154,000
International Stock Fund–Advisor Class	4,000	4,000	5,000
International Stock Fund–R Class	(b)	(b)	(b)
Japan	94,000	91,000	94,000
Latin America	119,000	116,000	120,000
New Asia	144,000	141,000	146,000
Overseas Stock	144,000	141,000	146,000
Summit Cash Reserves	119,000	116,000	120,000
Summit Municipal Income	118,000	111,000	99,000
Summit Municipal Income Fund–Advisor Class	(b)	(b)	(b)
Summit Municipal Intermediate	118,000	111,000	99,000
Summit Municipal Intermediate Fund–Advisor Class	(b)	(b)	(b)
Summit Municipal Money Market	119,000	116,000	120,000
U.S. Bond Enhanced Index	119,000	116,000	120,000

(a) Prior to commencement of operations.

(b) Less than $1,000.

Fund	Fiscal Year Ended
	12/31/14	12/31/13	12/31/12
Balanced	$185,000	$175,000	$175,000
Blue Chip Growth	128,000	115,000	122,000
Blue Chip Growth Fund–Advisor Class	15,000	13,000	12,000
Blue Chip Growth Fund–R Class	2,000	2,000	2,000
Capital Appreciation	200,000	188,000	190,000
Capital Appreciation Fund–Advisor Class	10,000	7,000	5,000
Capital Opportunity	166,000	151,000	157,000
Capital Opportunity Fund–Advisor Class	2,000	2,000	2,000
Capital Opportunity Fund–R Class	2,000	2,000	1,000
Diversified Mid-Cap Growth	95,000	90,000	95,000
Diversified Small-Cap Growth	95,000	90,000	95,000
Dividend Growth	113,000	103,000	109,000
Dividend Growth Fund–Advisor Class	7,000	7,000	6,000
Emerging Markets Bond	185,000	175,000	175,000
Emerging Markets Corporate Bond	169,000	194,000	116,000
Emerging Markets Corporate Bond Fund–Advisor Class	(a)	1,000	2,000
Emerging Markets Corporate Multi-Sector Account Portfolio	(b)	(b)	(b)
Emerging Markets Local Currency Bond	209,000	193,000	194,000
Emerging Markets Local Currency Bond Fund–Advisor Class	1,000	2,000	1,000
Emerging Markets Local Multi-Sector Account Portfolio	(b)	(b)	(b)
Equity Income	132,000	117,000	121,000
Equity Income Fund–Advisor Class	11,000	11,000	12,000
Equity Income Fund–R Class	2,000	1,000	2,000
Equity Index 500	145,000	140,000	145,000
Extended Equity Market Index	145,000	140,000	145,000
Financial Services	95,000	90,000	95,000
Global High Income Bond	(b)	(b)	(b)
Global High Income Bond Fund–Advisor Class	(b)	(b)	(b)
Global Industrials	145,000	26,000	(b)
Global Real Estate	196,000	183,000	187,000
Global Real Estate Fund–Advisor Class	14,000	12,000	8,000
Global Technology	120,000	115,000	120,000
Global Unconstrained Bond	(b)	(b)	(b)
Global Unconstrained Bond Fund–Advisor Class	(b)	(b)	(b)
Growth & Income	95,000	90,000	95,000
Growth Stock	152,000	139,000	144,000
Growth Stock Fund–Advisor Class	14,000	12,000	12,000
Growth Stock Fund–R Class	4,000	4,000	4,000

Fund	Fiscal Year Ended
	12/31/14	12/31/13	12/31/12
Health Sciences	145,000	175,000	175,000
Institutional Emerging Markets Bond	145,000	140,000	145,000
Institutional International Bond	145,000	140,000	145,000
Institutional Large-Cap Core Growth	95,000	90,000	95,000
Institutional Large-Cap Growth	95,000	90,000	95,000
Institutional Large-Cap Value	95,000	90,000	95,000
Institutional Mid-Cap Equity Growth	95,000	90,000	95,000
Institutional Small-Cap Stock	95,000	90,000	95,000
Institutional U.S. Structured Research	120,000	115,000	120,000
International Bond	168,000	155,000	154,000
International Bond Fund–Advisor Class	2,000	5,000	11,000
Media & Telecommunications	120,000	115,000	120,000
Mid-Cap Growth	136,000	122,000	126,000
Mid-Cap Growth Fund–Advisor Class	7,000	6,000	7,000
Mid-Cap Growth Fund–R Class	2,000	2,000	2,000
Mid-Cap Value	131,000	118,000	122,000
Mid-Cap Value Fund–Advisor Class	10,000	8,000	9,000
Mid-Cap Value Fund–R Class	4,000	4,000	4,000
New America Growth	105,000	94,000	99,000
New America Growth Fund–Advisor Class	15,000	16,000	16,000
New Era	95,000	90,000	95,000
New Horizons	120,000	115,000	120,000
Real Assets	185,000	175,000	175,000
Real Estate	160,000	151,000	153,000
Real Estate Fund–Advisor Class	10,000	9,000	12,000
Science & Technology	126,000	118,000	121,000
Science & Technology Fund–Advisor Class	19,000	17,000	19,000
Small-Cap Stock	114,000	105,000	111,000
Small-Cap Stock Fund–Advisor Class	6,000	5,000	4,000
Small-Cap Value	145,000	137,000	142,000
Small-Cap Value Fund–Advisor Class	25,000	23,000	23,000
Spectrum Growth	(c)	(c)	(c)
Spectrum Income	(c)	(c)	(c)
Spectrum International	(c)	(c)	(c)
Total Equity Market Index	145,000	140,000	145,000
U.S. Large-Cap Core	117,000	109,000	114,000

Fund	Fiscal Year Ended
	12/31/14	12/31/13	12/31/12
U.S. Large-Cap Core Fund–Advisor Class	3,000	1,000	1,000
Value	117,000	108,000	112,000
Value Fund–Advisor Class	3,000	2,000	3,000

(a) Less than $1,000.

(b) Prior to commencement of operations.

(c) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

529 Plans

T. Rowe Price is the investment manager of several college savings plans established by states under Section 529 of the Code. Each plan has a number of portfolios that invest in underlying Price Funds including Blue Chip Growth, Emerging Markets Bond, Emerging Markets Stock, Equity Income, Equity Index 500, Extended Equity Market Index, Financial Services, Health Sciences, High Yield, Inflation Focused Bond, International Bond, International Equity Index, International Growth & Income, International Stock, Mid-Cap Growth, Mid-Cap Value, New Horizons, New Income, Overseas Stock, Real Assets, Science & Technology, Short-Term Bond, Small-Cap Stock, Spectrum Income, Summit Cash Reserves, Total Equity Market Index, U.S. Bond Enhanced Index, U.S. Treasury Money, and Value Funds. Each portfolio establishes an omnibus account in the underlying Price Funds. Transfer agent and recordkeeping expenses incurred by the portfolios as a result of transactions by participants in the Section 529 college savings plans that invest in the Price Funds are paid for by the underlying Price Funds under their agreement with their transfer agent, T. Rowe Price Services, Inc. The expenses borne by each underlying Price Fund are set forth in the shareholder report of the underlying fund under “Related Party Transactions.”

THIRD PARTY ARRANGEMENTS

Administrative Fee Payments

The funds (other than the Inflation Focused Bond Fund, Institutional Funds (except for their F Class shares), Multi-Sector Account Portfolios, and TRP Reserve Funds) have adopted an administrative fee payment (“AFP”) program that authorizes the funds to make payments for services provided on behalf of the funds. Under the AFP program, payments by a fund (of up to 0.15% of its average daily net assets per year) may be made to retirement plans, retirement plan recordkeepers, insurance companies, banks, and broker-dealers for transfer agency, recordkeeping, and other administrative services. These services include, but are not limited to: transmitting net purchase and redemption orders; maintaining separate records for shareholders reflecting purchases, redemptions, and share balances; mailing shareholder confirmations and periodic statements; processing dividend payments; and utilizing telephone services in connection with the above. Under the AFP program, the funds paid the amounts set forth below in calendar year 2014.

Fund	Payment
Africa & Middle East	$65,938
Asia Opportunities	202
Balanced	1,458,354
Blue Chip Growth	17,732,488
California Tax-Free Bond	114,906
California Tax-Free Money	1,001
Capital Appreciation	11,568,550
Capital Opportunity	661,902

Fund	Payment
Corporate Income	41,173
Credit Opportunities	159
Diversified Mid-Cap Growth	72,800
Diversified Small-Cap Growth	658,317
Dividend Growth	3,500,218
Emerging Europe	58,601
Emerging Markets Bond	561,579
Emerging Markets Corporate Bond	117,506
Emerging Markets Corporate Multi-Sector Account Portfolio	(a)
Emerging Markets Local Currency Bond	6,107
Emerging Markets Local Multi-Sector Account Portfolio	(a)
Emerging Markets Stock	1,852,977
Equity Income	16,836,308
Equity Index 500	777,911
European Stock	776,549
Extended Equity Market Index	220,505
Financial Services	161,376
Floating Rate	142,085
Floating Rate Multi-Sector Account Portfolio	(a)
Georgia Tax-Free Bond	71,077
Global Allocation	1,921
Global Growth Stock	7,708
Global High Income Bond	(b)
Global Industrials	498
Global Multi-Sector Bond	40,430
Global Real Estate	94,513
Global Stock	184,737
Global Technology	768,644
Global Unconstrained Bond	(b)
GNMA	136,036
TRP Government Reserve Investment	(a)
Growth & Income	158,341
Growth Stock	16,784,352
Health Sciences	5,271,721
High Yield	2,805,589
High Yield Multi-Sector Account Portfolio	(a)
Inflation Focused Bond	(a)
Inflation Protected Bond	95,954
Institutional Africa & Middle East	(a)
Institutional Core Plus	(a)
Institutional Core Plus Fund–F Class	2,003

Fund	Payment
Institutional Credit Opportunities	(a)
Institutional Emerging Markets Bond	(a)
Institutional Emerging Markets Equity	(a)
Institutional Floating Rate	(a)
Institutional Floating Rate Fund–F Class	1,067,037
Institutional Frontier Markets Equity	(a)
Institutional Global Focused Growth Equity	(a)
Institutional Global Growth Equity	(a)
Institutional Global Multi-Sector Bond	(a)
Institutional Global Value Equity	(a)
Institutional High Yield	(a)
Institutional International Bond	(a)
Institutional International Concentrated Equity	(a)
Institutional International Core Equity	(a)
Institutional International Growth Equity	(a)
Institutional Large-Cap Core Growth	(a)
Institutional Large-Cap Growth	(a)
Institutional Large-Cap Value	(a)
Institutional Long Duration Credit	(a)
Institutional Mid-Cap Equity Growth	(a)
Institutional Small-Cap Stock	(a)
Institutional U.S. Structured Research	(a)
Intermediate Tax-Free High Yield	2
International Bond	2,251,313
International Concentrated Equity	33
International Discovery	2,512,572
International Equity Index	168,812
International Growth & Income	555,384
International Stock	2,803,600
Investment-Grade Corporate Multi-Sector Account Portfolio	(a)
Japan	81,687
Latin America	273,911
Maryland Short-Term Tax-Free Bond	52,547
Maryland Tax-Free Bond	435,869
Maryland Tax-Free Money	1,837
Media & Telecommunications	948,775
Mid-Cap Growth	12,949,507
Mid-Cap Value	5,068,987
Mortgage-Backed Securities Multi-Sector Account Portfolio	(a)
New America Growth	3,290,487
New Asia	1,978,555

Fund	Payment
New Era	1,375,969
New Horizons	9,252,490
New Income	3,379,984
New Jersey Tax-Free Bond	93,422
New York Tax-Free Bond	79,887
New York Tax-Free Money	788
Overseas Stock	1,530,972
Personal Strategy Balanced	1,165,265
Personal Strategy Growth	780,327
Personal Strategy Income	481,904
Prime Reserve	80,277
Real Assets	11,332
Real Estate	3,570,007
TRP Reserve Investment	(a)
Retirement 2005	(c)
Retirement 2010	(c)
Retirement 2015	(c)
Retirement 2020	(c)
Retirement 2025	(c)
Retirement 2030	(c)
Retirement 2035	(c)
Retirement 2040	(c)
Retirement 2045	(c)
Retirement 2050	(c)
Retirement 2055	(c)
Retirement 2060	(c)
Retirement Balanced	(c)
Science & Technology	638,247
Short-Term Bond	3,008,010
Short-Term Government Reserve	(b)
Short-Term Reserve	(a)
Small-Cap Stock	6,781,477
Small-Cap Value	3,713,536
Spectrum Growth	(c)
Spectrum Income	(c)
Spectrum International	(c)
Summit Cash Reserves	49,360
Summit Municipal Income	821,691
Summit Municipal Intermediate	3,213,392
Summit Municipal Money Market	1,281
Target Retirement 2005	(c)
Target Retirement 2010	(c)

Fund	Payment
Target Retirement 2015	(c)
Target Retirement 2020	(c)
Target Retirement 2025	(c)
Target Retirement 2030	(c)
Target Retirement 2035	(c)
Target Retirement 2040	(c)
Target Retirement 2045	(c)
Target Retirement 2050	(c)
Target Retirement 2055	(c)
Target Retirement 2060	(c)
Tax-Efficient Equity	16,138
Tax-Exempt Money	339,402
Tax-Free High Yield	1,300,340
Tax-Free Income	359,338
Tax-Free Short-Intermediate	1,294,067
Tax-Free Ultra Short-Term Bond	(b)
Total Equity Market Index	159,973
U.S. Bond Enhanced Index	147,421
U.S. Large-Cap Core	5,715
U.S. Treasury Intermediate	85,026
U.S. Treasury Long-Term	34,549
U.S. Treasury Money	356,238
Ultra Short-Term Bond	89,232
Value	2,898,978
Virginia Tax-Free Bond	282,634

(a) Not eligible to participate in AFP program.

(b) Prior to commencement of operations.

(c) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

Each Advisor and R Class has adopted an AFP program under which various third parties, including third parties receiving 12b-1 payments, may receive payments from the class in addition to 12b-1 fees for providing various recordkeeping, transfer agency, and administrative services to the classes and/or shareholders thereof. These services include, but are not limited to: transmitting net purchase and redemption orders; maintaining separate records for shareholders reflecting purchases, redemptions, and share balances; mailing shareholder confirmations and periodic statements; processing dividend payments; and utilizing telephone services in connection with the above. Under this AFP program, the funds paid the amounts set forth below in calendar year 2014.

Fund	Payment
Asia Opportunities Fund–Advisor Class	$1
Blue Chip Growth Fund–Advisor Class	3,690,790
Blue Chip Growth Fund–R Class	580,546
Capital Appreciation Fund–Advisor Class	1,592,681
Capital Opportunity Fund–Advisor Class	12,637
Capital Opportunity Fund–R Class	12,777

Fund	Payment
Credit Opportunities Fund–Advisor Class	34
Dividend Growth Fund–Advisor Class	370,491
Emerging Markets Corporate Bond Fund–Advisor Class	574
Emerging Markets Local Currency Bond Fund–Advisor Class	271
Equity Income Fund–Advisor Class	3,112,054
Equity Income Fund–R Class	540,340
Floating Rate Fund–Advisor Class	25,092
Global Allocation Fund–Advisor Class	2,314
Global Growth Stock Fund–Advisor Class	488
Global High Income Bond Fund–Advisor Class	(a)
Global Multi-Sector Bond Fund–Advisor Class	3,243
Global Real Estate Fund–Advisor Class	20,750
Global Stock Fund–Advisor Class	1,760
Growth Stock Fund–Advisor Class	4,937,484
Growth Stock Fund–R Class	1,479,213
Global Unconstrained Bond Fund–Advisor Class	(a)
High Yield Fund–Advisor Class	1,457,376
Intermediate Tax-Free High Yield Fund–Advisor Class	25
International Bond Fund–Advisor Class	68,178
International Concentrated Equity Fund–Advisor Class	0
International Growth & Income Fund–Advisor Class	265,090
International Growth & Income Fund–R Class	73,249
International Stock Fund–Advisor Class	588,033
International Stock Fund–R Class	10,565
Mid-Cap Growth Fund–Advisor Class	1,739,991
Mid-Cap Growth Fund–R Class	409,658
Mid-Cap Value Fund–Advisor Class	1,189,370
Mid-Cap Value Fund–R Class	481,861
New America Growth Fund–Advisor Class	808,115
New Income Fund–Advisor Class	39,165
New Income Fund–R Class	9,244
Real Estate Fund–Advisor Class	399,331
Retirement 2005 Fund–Advisor Class	(b)
Retirement 2005 Fund–R Class	(b)
Retirement 2010 Fund–Advisor Class	(b)
Retirement 2010 Fund–R Class	(b)
Retirement 2015 Fund–Advisor Class	(b)
Retirement 2015 Fund–R Class	(b)
Retirement 2020 Fund–Advisor Class	(b)

Fund	Payment
Retirement 2020 Fund–R Class	(b)
Retirement 2025 Fund–Advisor Class	(b)
Retirement 2025 Fund–R Class	(b)
Retirement 2030 Fund–Advisor Class	(b)
Retirement 2030 Fund–R Class	(b)
Retirement 2035 Fund–Advisor Class	(b)
Retirement 2035 Fund–R Class	(b)
Retirement 2040 Fund–Advisor Class	(b)
Retirement 2040 Fund–R Class	(b)
Retirement 2045 Fund–Advisor Class	(b)
Retirement 2045 Fund–R Class	(b)
Retirement 2050 Fund–Advisor Class	(b)
Retirement 2050 Fund–R Class	(b)
Retirement 2055 Fund–Advisor Class	(b)
Retirement 2055 Fund–R Class	(b)
Retirement 2060 Fund–Advisor Class	(b)
Retirement 2060 Fund–R Class	(b)
Retirement Balanced Fund–Advisor Class	(b)
Retirement Balanced Fund–R Class	(b)
Science & Technology Fund–Advisor Class	696,562
Short-Term Bond Fund–Advisor Class	256,285
Small-Cap Stock Fund–Advisor Class	705,796
Small-Cap Value Fund–Advisor Class	2,035,650
Summit Municipal Income Fund–Advisor Class	612
Summit Municipal Intermediate Fund–Advisor Class	3,472
Target Retirement 2005 Fund–Advisor Class	(b)
Target Retirement 2010 Fund–Advisor Class	(b)
Target Retirement 2015 Fund–Advisor Class	(b)
Target Retirement 2020 Fund–Advisor Class	(b)
Target Retirement 2025 Fund–Advisor Class	(b)
Target Retirement 2030 Fund–Advisor Class	(b)
Target Retirement 2035 Fund–Advisor Class	(b)
Target Retirement 2040 Fund–Advisor Class	(b)
Target Retirement 2045 Fund–Advisor Class	(b)
Target Retirement 2050 Fund–Advisor Class	(b)
Target Retirement 2055 Fund–Advisor Class	(b)
Target Retirement 2060 Fund–Advisor Class	(b)

Fund	Payment
Tax-Free High Yield Fund–Advisor Class	13,752
Tax-Free Income Fund–Advisor Class	1,193,475
Tax-Free Short-Intermediate Fund–Advisor Class	9,611
U.S. Large-Cap Core Fund–Advisor Class	2,210
Value Fund–Advisor Class	702,781

(a) Prior to commencement of operations.

(b) Paid by underlying Price Funds pursuant to the Special Servicing Agreement.

Additional Payments to Financial Intermediaries and Other Third Parties (All funds)

In addition to the AFP payments made by certain funds and the 12b-1 payments made by the Advisor and R Class, T. Rowe Price and its affiliates may provide expense reimbursements and meeting and marketing support payments (out of their own resources and not as an expense of the funds) to financial intermediaries, such as brokers-dealers, registered investment advisers, banks, insurance companies, and retirement plan recordkeepers, in connection with the sale, distribution, marketing, and/or servicing of the Price Funds.

Such expense reimbursements and meeting support payments may include sponsoring (or co-sponsoring) or providing financial support for industry conferences, client seminars, due diligence meetings, sales presentations, and other third-party sponsored events. The primary focus of these events typically is training and education. These payments will generally vary depending upon the nature of the event and may include financial assistance to intermediaries that enable T. Rowe Price or one of its affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees. Payments could also represent certain entertainment expenses, such as occasional meal expenses or tickets to sporting events that are not preconditioned on achievement of sales targets. Marketing support payments may be made for a variety of purposes, including but not limited to: advertising and marketing opportunities; building brand awareness and educating intermediaries, clients, and prospects about the Price Funds; placement on an intermediary’s list of offered funds or preferred fund list; gaining access to senior management, sales representatives, or wholesalers of an intermediary; receiving detailed reporting packages (such as periodic sales reporting, sales production results, and data on how T. Rowe Price products, including the Price Funds, are used); and inclusion as a recommended individual retirement account provider on the platform of rollover service providers. Payments may also be made to third parties that help facilitate rollovers from employer-sponsored retirement plans to individual retirement accounts.

Reimbursements of retirement plan expenses may be made by T. Rowe Price or its affiliated retirement plan recordkeeper, RPS, in circumstances where the Price Funds are offered as investment options in such plans. These expense reimbursements are provided directly to the retirement plans and are intended to be used by plan sponsors to offset recordkeeping fees that RPS receives for providing sub-transfer agent and administrative services to the Price Funds.

The receipt of, or the prospect of receiving, these payments and expense reimbursements from T. Rowe Price and its affiliates may influence intermediaries, plan sponsors and other third parties to offer or recommend Price Funds over other investment options for which an intermediary does not receive additional compensation (or receives lower levels of additional compensation). However, these arrangements do not increase fund expenses and will not change the price that an investor pays for shares of the Price Funds or the amount that a Price Fund receives to invest on behalf of an investor.

DISTRIBUTOR FOR THE FUNDS

Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the 1934 Act and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Investment Services is located at the same address as the funds and T. Rowe Price–100 East Pratt Street, Baltimore, Maryland 21202.

Investment Services serves as distributor to the funds, pursuant to an Underwriting Agreement (“Underwriting Agreement”), which provides that the funds (other than the Single-Fee Funds) will pay all fees and expenses in connection with necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders. For the Single-Fee Funds, the Underwriting Agreement provides that Investment Services will pay, or will arrange for others to pay, these fees and expenses.

The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services’ federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the funds. Investment Services’ expenses are paid by T. Rowe Price.

Investment Services acts as the agent of the funds, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. Other than as described below with respect to the Advisor and R Class shares, no sales charges are paid by investors or the funds and no compensation is paid to Investment Services.

Advisor and R Class

Distribution and Shareholder Services Plan

The funds’ directors adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Advisor and R Class (the “Class”). Each plan provides that the Class may compensate Investment Services or such other persons as the funds or Investment Services designates, to finance any or all of the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services with respect to Class shares. It is expected that most, if not all, payments under each plan will be made (either directly, or indirectly through Investment Services) to intermediaries other than Investment Services such as broker-dealers, banks, insurance companies, and retirement plan recordkeepers. Under each plan, the Advisor Class pays a fee at the annual rate of up to 0.25% of that class’ average daily net assets and the R Class pays a fee at the annual rate of up to 0.50% of that class’ average net daily assets. Normally, the full amount of the fee is paid to the intermediary on shares sold through that intermediary; however, a lesser amount may be paid. In addition, the fee may be split among intermediaries based on the level of services provided by each. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Class, as well as for a wide variety of other purposes associated with supporting, distributing, and servicing Class shares. The amount of fees paid by a Class during any year may be more or less than the cost of distribution and other services provided to the Class and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The plan complies with these rules.

The plan requires that Investment Services provide, or cause to be provided, a quarterly written report identifying the amounts expended by each Class and the purposes for which such expenditures were made to the fund directors for their review.

Prior to approving the plan, the funds considered various factors relating to the implementation of the plan and determined that there is a reasonable likelihood that the plan will benefit each fund, its Class, and the Class’ shareholders. The fund directors noted that to the extent the plan allows a fund to sell Class shares in markets to which it would not otherwise have access, the plan may result in additional sales of fund shares. This may enable a fund to achieve economies of scale that could reduce expenses. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

The plan is renewable from year to year with respect to each fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the fund directors and (2) by a vote of the majority of the funds’ independent directors cast in person at a meeting called for the purpose of voting on such approval. The plan may not be amended to increase materially the amount of fees paid by any Class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such Class and by the fund directors in the manner prescribed by Rule 12b-1 under the 1940 Act. The plan is terminable with respect to a Class at any time by a vote of a majority of the independent directors or by a majority vote of the outstanding shares in the Class.

Payments under the 12b-1 plans will still normally be made for funds that are closed to new investors. Such payments are made for the various services provided to existing investors by the intermediaries receiving such payments.

The following payments for the fiscal year indicated were made to intermediaries, including broker-dealers and insurance companies, for the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services under the plan.

Fund	Fiscal Year Ended 2/28/15
Intermediate Tax-Free High Yield Fund–Advisor Class	(a)
Tax-Free High Yield Fund–Advisor Class	$25,000
Tax-Free Income Fund–Advisor Class	2,010,000
Tax-Free Short-Intermediate Fund–Advisor Class	18,000

(a) Prior to commencement of operations.

Fund	Fiscal Year Ended 5/31/14
Credit Opportunities Fund–Advisor Class	(a)
Floating Rate Fund–Advisor Class	$35,000
Global Multi-Sector Bond Fund–Advisor Class	3,000
High Yield Fund–Advisor Class	2,506,000
New Income Fund–Advisor Class	98,000
New Income Fund–R Class	32,000
Retirement 2005 Fund–Advisor Class	149,000
Retirement 2005 Fund–R Class	414,000
Retirement 2010 Fund–Advisor Class	1,942,000
Retirement 2010 Fund–R Class	2,347,000
Retirement 2015 Fund–Advisor Class	1,808,000
Retirement 2015 Fund–R Class	2,152,000
Retirement 2020 Fund–Advisor Class	7,210,000
Retirement 2020 Fund–R Class	9,140,000
Retirement 2025 Fund–Advisor Class	2,880,000
Retirement 2025 Fund–R Class	3,603,000
Retirement 2030 Fund–Advisor Class	6,712,000
Retirement 2030 Fund–R Class	9,381,000
Retirement 2035 Fund–Advisor Class	2,140,000
Retirement 2035 Fund–R Class	2,836,000
Retirement 2040 Fund–Advisor Class	5,088,000

Fund	Fiscal Year Ended 5/31/14
Retirement 2040 Fund–R Class	6,613,000
Retirement 2045 Fund–Advisor Class	1,213,000
Retirement 2045 Fund–R Class	1,702,000
Retirement 2050 Fund–Advisor Class	1,513,000
Retirement 2050 Fund–R Class	2,246,000
Retirement 2055 Fund–Advisor Class	226,000
Retirement 2055 Fund–R Class	377,000
Retirement 2060 Fund–Advisor Class	(a)
Retirement 2060 Fund–R Class	(a)
Retirement Balanced Fund–Advisor Class	909,000
Retirement Balanced Fund–R Class	1,658,000
Short-Term Bond Fund–Advisor Class	474,000
Target Retirement 2005 Fund–Advisor Class	1,000
Target Retirement 2010 Fund–Advisor Class	1,000
Target Retirement 2015 Fund–Advisor Class	1,000
Target Retirement 2020 Fund–Advisor Class	1,000
Target Retirement 2025 Fund–Advisor Class	1,000
Target Retirement 2030 Fund–Advisor Class	1,000
Target Retirement 2035 Fund–Advisor Class	1,000
Target Retirement 2040 Fund–Advisor Class	1,000
Target Retirement 2045 Fund–Advisor Class	1,000
Target Retirement 2050 Fund–Advisor Class	1,000
Target Retirement 2055 Fund–Advisor Class	1,000
Target Retirement 2060 Fund–Advisor Class	(a)

(a) Prior to commencement of operations.

Fund	Fiscal Year Ended 10/31/14
Asia Opportunities Fund–Advisor Class	(a)
Global Allocation Fund–Advisor Class	$4,000
Global Growth Stock Fund–Advisor Class	2,000
Global Stock Fund–Advisor Class	2,000
International Concentrated Equity Fund–Advisor Class	(a)
International Growth & Income Fund–Advisor Class	426,000
International Growth & Income Fund–R Class	253,000
International Stock Fund–Advisor Class	825,000
International Stock Fund–R Class	35,000
Summit Municipal Income Fund–Advisor Class	2,000
Summit Municipal Intermediate Fund–Advisor Class	6,000

(a) Less than $1,000.

Fund	Fiscal Year Ended 12/31/14
Blue Chip Growth Fund–Advisor Class	$6,337,000
Blue Chip Growth Fund–R Class	1,951,000
Capital Appreciation Fund–Advisor Class	2,651,000
Capital Opportunity Fund–Advisor Class	21,000
Capital Opportunity Fund–R Class	42,000
Dividend Growth Fund–Advisor Class	625,000
Emerging Markets Corporate Bond Fund–Advisor Class	2,000
Emerging Markets Local Currency Bond Fund–Advisor Class	1,000
Equity Income Fund–Advisor Class	5,552,000
Equity Income Fund–R Class	1,794,000
Global High Income Bond Fund–Advisor Class	(a)
Global Real Estate Fund–Advisor Class	34,000
Global Unconstrained Bond Fund–Advisor Class	(a)
Growth Stock Fund–Advisor Class	8,454,000
Growth Stock Fund–R Class	4,905,000
International Bond Fund–Advisor Class	173,000
Mid-Cap Growth Fund–Advisor Class	3,054,000
Mid-Cap Growth Fund–R Class	1,360,000
Mid-Cap Value Fund–Advisor Class	2,007,000
Mid-Cap Value Fund–R Class	1,598,000
New America Growth Fund–Advisor Class	1,384,000
Real Estate Fund–Advisor Class	662,000
Science & Technology Fund–Advisor Class	1,165,000
Small-Cap Stock Fund–Advisor Class	1,208,000
Small-Cap Value Fund–Advisor Class	3,474,000
U.S. Large-Cap Core Fund–Advisor Class	5,000
Value Fund–Advisor Class	1,224,000

(a) Prior to commencement of operations.

PORTFOLIO TRANSACTIONS

Investment or Brokerage Discretion

Decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of the international Price Funds are generally made by T. Rowe Price International, Price Hong Kong, or Price Singapore. Decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of all other Price Funds are generally made by T. Rowe Price. T. Rowe Price, T. Rowe Price International, Price Hong Kong and Price Singapore are responsible for implementing these decisions for the Price Funds, including, where applicable, the negotiation of commissions, the allocation of portfolio brokerage and principal business, and the use of affiliates to assist in routing orders for execution. Price Singapore delegates actual trade execution to the trading desks of T. Rowe Price, T. Rowe Price International, or Price Hong Kong, and may use these affiliated investment advisers for certain other trading-related services.

How Broker-Dealers Are Selected

With respect to equity and debt securities, T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore may effect principal transactions on behalf of a fund with a broker-dealer that furnishes brokerage and/or research services; designate any such broker-dealer to receive selling concessions, discounts, or other allowances; or otherwise deal with any such broker-dealer in connection with the acquisition of securities in underwritings. T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore may receive research services in connection with brokerage transactions, including designations in fixed-price offerings.

Debt Securities

In purchasing and selling debt securities, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore ordinarily place transactions with the issuer or a primary market-maker acting as principal for the securities on a net basis, with no stated brokerage commission being paid by the client, although the price usually includes undisclosed compensation to the market-maker. Debt securities may also be purchased from underwriters at prices which include underwriting fees. Any transactions placed through broker-dealers serving as primary market-makers reflect the spread between the bid and ask prices.

Equity Securities

In purchasing and selling equity securities, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore seek to obtain best execution at favorable security prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions, higher brokerage commissions may be paid to broker-dealers providing brokerage and research services to T. Rowe Price, T. Rowe Price International, and Price Hong Kong than might be paid to other broker-dealers in accordance with Section 28(e) under the 1934 Act.

In selecting broker-dealers to execute the Price Funds’ portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, general execution, and operational capabilities of competing broker-dealers, their expertise in particular markets, and brokerage and research services provided by them. It is not the policy of T. Rowe Price, T. Rowe Price International, or Price Hong Kong to seek the lowest available commission rate where it is believed that a broker-dealer charging a higher commission rate would offer greater reliability or provide better price or more efficient execution.

As a general practice, transactions involving U.S. equity securities are executed in the primary market with market-makers, or through electronic, “low touch” trading venues. In selecting from among these options, T. Rowe Price generally seeks to select the broker-dealers or electronic venue it believes to be actively and effectively trading the security being purchased or sold. In an effort to obtain best execution, orders for foreign equity securities may be placed through T. Rowe Price International’s or Price Hong Kong’s trading desk.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the U.S., these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the U.S. However, an increasing number of overseas stock markets have adopted a system of negotiated rates or ranges of rates, although a small number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter (“OTC”) or listed, and that listed securities may be purchased in the OTC market if such market is deemed the primary market. In the case of securities traded on the OTC markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

Evaluating the Overall Reasonableness of Brokerage Commissions Paid

On a continuing basis, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore seek to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of mutual funds and other institutional clients. In evaluating the reasonableness of commission rates,

T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may consider any or all of the following: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business conducted with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; and (g) rates paid by other institutional investors based on available public information.

Commissions Paid to Broker-Dealers for Research

Broker-dealers provide a wide range of research services to T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore.

T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore seek best execution on all trades consistent with fiduciary and regulatory requirements. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore have adopted a brokerage allocation policy embodying the concepts of Section 28(e) under the 1934 Act. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that also provides research services than the commission another broker-dealer would charge, provided the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. An adviser may make such a determination based upon either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Therefore, research may not necessarily benefit all accounts paying commissions to such broker-dealers. Broker-dealers may provide proprietary research to T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore in connection with brokerage relationships, including fixed income offerings.

Certain full service broker-dealers (broker-dealers who provide brokerage and execution services) also furnish “bundled” proprietary research services to T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore. “Bundled” research involves an arrangement whereby the underlying commission is informally comprised of both trade execution and other services, most frequently investment research that is intended to assist T. Rowe Price, T. Rowe Price International, Price Hong Kong, and/or Price Singapore with their internal research processes. Such services are typically not offered on a stand-alone basis by broker-dealers. Proprietary research may include research from an affiliate of the broker-dealer and services that provide access to unaffiliated industry experts. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may use full service brokers either directly or through very limited use of “step-outs” or similar transactions with other brokers. Step-out trades, however, are not used to obtain research.

In addition, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may use equity brokerage commissions to acquire third party research from independent research providers and broker-dealers through commission-sharing arrangements (“CSAs”). While Price Singapore does not currently participate in the CSA program, T. Rowe Price, T. Rowe Price International, and Price Hong Kong maintain CSAs with broker-dealers used for a percentage of “low touch” commission business. We generally effect low touch trading through broker-dealers’ electronic venues. We confine the use of CSA credits to obtain only research designed to assist in the investment decision-making process. Our current practice is to not acquire market data services, index data, software and other items with commission dollars, although some of those items are permitted under the SEC’s guidance. Not all clients participate in the CSA program, but the research received through this program is intended to assist T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore with its investment decision making responsibilities regarding its clients overall.

Proprietary and independent third-party research is an important component of T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore’s investment approach. However, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore rely primarily upon their own research efforts and subject any outside research services to internal analysis before incorporating such outside research into the investment process. As a practical matter, it would not be possible for T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore to generate all the information and varied opinions provided by broker-dealers. To the extent that broker-dealers provide research services of value, T. Rowe

Price, T. Rowe Price International, Price Hong Kong, and Price Singapore are relieved of expenses which they might otherwise bear.

Broker-dealers and independent research providers generally supply the following types of research to T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore: information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. The research incorporates both domestic and international perspectives. Research services are received primarily in the form of written reports, computer generated data, telephone contacts, and personal meetings with security analysts, corporate and industry executives, and other persons. In addition, research may include the provision of access to unaffiliated individuals with expertise in various industries, businesses, or other related areas. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may receive complimentary and customary fixed income research from various broker-dealers, including broker-dealers with whom fixed income transactions are carried out in accordance with T. Rowe Price’s, T. Rowe Price International’s, Price Hong Kong’s, and Price Singapore’s best execution obligations. Such research, however, is not contingent upon specific trades with the providing broker-dealer. Some research may be incorporated into firm-wide systems or communications, thereby allowing, in some instances, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore to access research obtained through commissions generated by an affiliated investment adviser.

At the present time, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore do not recapture commissions, underwriting discounts, or selling-group concessions in connection with debt securities acquired in underwritten offerings. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may, however, have the opportunity to designate a portion of the underwriting spread to broker-dealers that participate in the offering.

Directed Brokerage

The Price Funds that invest in U.S. equity securities have adopted a commission recapture program. Under the program, a percentage of commissions generated by the portfolio transactions of those funds is rebated to the funds by the broker-dealers and credited to short-term security gain/loss. Although the Price Funds do not recapture commissions in connection with debt securities acquired in underwritten offerings, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may have the opportunity to designate a portion of the underwriting spread to broker-dealers that participate in the offering.

Allocation of Brokerage Commissions

T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore have policies of not pre-committing a specific amount of business to any broker-dealer over any specific time period. Historically, brokerage placement has been determined, as appropriate, by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may choose to allocate brokerage among several broker-dealers that are able to meet the needs of the transaction.

As an ongoing process, T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore assess the contributions of the brokerage and research services provided by major broker-dealers and independent research providers in connection with equity transactions, and create a ranking of such broker-dealers. Portfolio managers, research analysts, and the trading department each evaluate the brokerage, execution, and research services they receive from broker-dealers and independent research providers and make judgments as to the quality of such services. In addition, smaller specialty broker-dealers and independent research providers are targeted to receive a suggested dollar amount of equity business based on an assessment of services they provide, subject to the fiduciary duties of T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore to seek best execution. Actual commissions received by any firm may not reflect such rankings or suggested targets because brokerage business is allocated on the basis of multiple factors considered in seeking best execution. Accordingly, commission business may be less than the ranking or suggested target, but may also often exceed such suggestions. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore do not exclude a broker-dealer from receiving business because the broker-dealer does not provide research services. Price Singapore uses low touch or execution-only brokers where deemed appropriate.

Allocation of brokerage business is monitored on a regularly scheduled basis by appropriate personnel and the Equity Brokerage and Trading Control Committee. The Fixed Income Brokerage and Trading Control Committee provides similar monitoring and oversight with regard to fixed income trading.

Trade Allocation Policies

T. Rowe Price, T. Rowe Price International, and Price Hong Kong have developed written trade allocation guidelines for their trading desks. Generally, when the amount of securities available in a public or initial offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the relative sizes of the participating client portfolios or the relative sizes of the participating client orders, depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis, which may include a system-generated random allocation. For example, adjustments may be made: (i) to eliminate de minimis positions or satisfy minimum denomination requirements; (ii) to give priority to accounts with specialized investment policies and objectives; and (iii) to reallocate in light of a participating portfolio’s characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). With respect to any private placement transactions, conditions imposed by the issuer or client may limit availability of allocations to client accounts.

Miscellaneous

The brokerage allocation policies for T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore are generally applied to all of their fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by broker-dealers through which T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore effect securities transactions may be used in servicing all accounts (including non-Price Funds) managed by T. Rowe Price, T. Rowe Price International, Price Hong Kong or Price Singapore. Therefore, research services received from broker-dealers that execute transactions for a particular fund will not necessarily be used by T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore in connection with the management of that fund. The Price Funds do not allocate business to any broker-dealer on the basis of its sales of the funds’ shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.

Since certain clients of T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore could have similar investment objectives and programs to those of a particular Price Fund, T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore may make recommendations to other clients that result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore not to favor one client over another in making recommendations or in placing orders. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore frequently follow the practice of grouping orders of various clients for execution. Clients should be aware, however, that the grouping of their orders with other clients’ orders may sometimes result in a more favorable price and at other times may result in a less favorable price than if the client orders had not been grouped. Where an aggregate order is executed in a series of transactions at various prices on a given day, each participating client’s proportionate share of such order will reflect the average price paid or received with respect to the total order.

T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore, as applicable, may also include orders on behalf of the Price Funds (including affiliated common trust funds), and the not-for-profit entities, T. Rowe Price Foundation, Inc. and the T. Rowe Price Program for Charitable Giving, Inc., in its aggregated orders from time to time.

T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore may give advice and take action for clients, including the Price Funds, which differs from advice given or the timing or nature of action taken for other clients. T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore are not obligated to initiate transactions for clients in any security that their principals, affiliates, or employees may purchase or sell for their own accounts or for other clients.

Purchase and sale transactions may be effected directly among and between non-ERISA client accounts (including affiliated mutual funds), provided no commission is paid to any broker-dealer, the security traded has readily available market quotations, and the transaction is effected at the independent current market price.

The Equity and Fixed Income Brokerage and Trading Control Committees are responsible for developing brokerage policies, monitoring their implementation, and resolving any questions that arise in connection with these policies for T. Rowe Price, T. Rowe Price International, Price Hong Kong, and Price Singapore.

T. Rowe Price and its affiliated investment advisers have established a general investment policy that they will ordinarily not make additional purchases of a common stock for their clients (including the Price Funds) if, as a result of such purchases, 10% or more of the outstanding common stock of the issuer would be held by clients in the aggregate. Approval may be given for aggregate ownership up to 18%, and in certain instances, higher amounts. All aggregate ownership decisions are reviewed by the appropriate oversight committee. For purposes of monitoring both of these limits, securities held by clients and clients of affiliated advisers are included.

Total Brokerage Commissions

The Price Funds’ bond investments are generally purchased and sold through principal transactions, meaning that a fund normally purchases bonds directly from the issuer or a primary market-maker acting as principal for the bonds, on a net basis. As a result, there is no explicit brokerage commission paid on these transactions, although purchases of new issues from underwriters of bonds typically include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and the asked prices). Explicit brokerage commissions are paid, however, in connection with opening and closing out futures positions. In addition, the funds do not incur any brokerage commissions when buying and selling shares of other Price Funds or another open-end mutual fund that is not exchange-traded, although a fund will pay brokerage commissions if it purchases or sells shares of an exchange-traded fund.

The following tables show the approximate total amount of brokerage commissions paid by each fund for its prior three fiscal years. Since bond purchases do not normally involve the payment of explicit brokerage commissions, the tables generally reflect only the brokerage commissions paid on transactions involving equity securities and futures, if applicable.

Fund	Fiscal Year Ended
	2/28/15	2/28/14	2/28/13
California Tax-Free Bond	$95,000	$660	$0
California Tax-Free Money	0	0	0
Floating Rate Multi-Sector Account Portfolio	114,000	0	0
Georgia Tax-Free Bond	140,000	0	0
High Yield Multi-Sector Account Portfolio	45,000	0	0
Intermediate Tax-Free High Yield	10,000	(a)	(a)
Investment-Grade Corporate Multi-Sector Account Portfolio	56,000	138	0

Fund	Fiscal Year Ended
	2/28/15	2/28/14	2/28/13
Maryland Short-Term Tax-Free Bond	30,000	0	0
Maryland Tax-Free Bond	342,000	0	0
Maryland Tax-Free Money	1,000	0	0
Mortgage-Backed Securities Multi-Sector Account Portfolio	0	897	0
New Jersey Tax-Free Bond	71,000	330	0
New York Tax-Free Bond	79,000	660	0
New York Tax-Free Money	0	0	0
Tax-Efficient Equity	12,000	12,000	14,000
Tax-Exempt Money	1,000	0	0
Tax-Free High Yield	1,099,000	7,800	0
Tax-Free Income	449,000	2,475	0
Tax-Free Short-Intermediate	230,000	0	0
Tax-Free Ultra Short-Term Bond	498,000	(a)	(a)
Virginia Tax-Free Bond	99,000	0	0

(a) Prior to commencement of operations.

Fund	Fiscal Year Ended
	5/31/14	5/31/13	5/31/12
Corporate Income	$352,000	$2,000	$556,000
Credit Opportunities	0	(a)	(a)
Floating Rate	240,000	0	158,000
Global Multi-Sector Bond	26,574,000	18,000	88,000
GNMA	74,533,000	30,000	108,000
TRP Government Reserve Investment	0	0	0
High Yield	365,282,000	359,000	21,312,000
Inflation Focused Bond	133,483,000	12,000	365,000
Inflation Protected Bond	9,116,000	5,000	9,000
Institutional Core Plus	9,950,000	4,000	43,000
Institutional Credit Opportunities	0	(a)	(a)
Institutional Floating Rate	0	0	6,361,000
Institutional Global Multi-Sector Bond	44,400,000	(a)	(a)
Institutional High Yield	110,899,000	80,000	5,657,000
Institutional Long Duration Credit	401,000	(a)	(a)
New Income	881,817,000	605,000	4,889,000
Personal Strategy Balanced	432,260,000	430,000	671,000
Personal Strategy Growth	398,932,000	386,000	525,000
Personal Strategy Income	196,377,000	195,000	314,000
Prime Reserve	0	0	0
TRP Reserve Investment	0	0	0

Fund	Fiscal Year Ended
	5/31/14	5/31/13	5/31/12
Retirement 2005	0	0	0
Retirement 2010	0	0	0
Retirement 2015	0	0	0
Retirement 2020	0	0	0
Retirement 2025	0	0	0
Retirement 2030	0	0	0
Retirement 2035	0	0	0
Retirement 2040	0	0	0
Retirement 2045	0	0	0
Retirement 2050	0	0	0
Retirement 2055	0	0	0
Retirement 2060	(a)	(a)	(a)
Retirement Balanced	0	0	0
Short-Term Bond	102,097,000	43,000	2,330,000
Short-Term Government Reserve	(a)	(a)	(a)
Short-Term Reserve	0	0	(a)
Target Retirement 2005	(a)	(a)	(a)
Target Retirement 2010	(a)	(a)	(a)
Target Retirement 2015	(a)	(a)	(a)
Target Retirement 2020	(a)	(a)	(a)
Target Retirement 2025	(a)	(a)	(a)
Target Retirement 2030	(a)	(a)	(a)
Target Retirement 2035	(a)	(a)	(a)
Target Retirement 2040	(a)	(a)	(a)
Target Retirement 2045	(a)	(a)	(a)
Target Retirement 2050	(a)	(a)	(a)
Target Retirement 2055	(a)	(a)	(a)
Target Retirement 2060	(a)	(a)	(a)
U.S. Treasury Intermediate	7,809,000	15,000	18,000
U.S. Treasury Long-Term	10,628,000	0	13,000
U.S. Treasury Money	0	0	0
Ultra Short-Term Bond	569,000	0	(a)

(a) Prior to commencement of operations.

Fund	Fiscal Year Ended
	10/31/14	10/31/13	10/31/12
Africa & Middle East	$510,000	$336,000	$372,000
Asia Opportunities	16,000	(a)	(a)
Emerging Europe	377,000	289,000	265,000
Emerging Markets Stock	5,741,000	6,098,000	4,854,000

Fund	Fiscal Year Ended
	10/31/14	10/31/13	10/31/12
European Stock	2,009,000	1,098,000	773,000
Global Allocation	28,000	15,000	(a)
Global Growth Stock	146,000	144,000	113,000
Global Stock	931,000	1,130,000	748,000
Institutional Africa & Middle East	556,000	329,000	376,000
Institutional Emerging Markets Equity	862,000	939,000	671,000
Institutional Frontier Markets Equity	9,000	(a)	(a)
Institutional Global Focused Growth Equity	223,000	381,000	223,000
Institutional Global Growth Equity	318,000	230,000	127,000
Institutional Global Value Equity	8,000	6,000	3,000
Institutional International Concentrated Equity	149,000	11,000	12,000
Institutional International Core Equity	34,000	21,000	19,000
Institutional International Growth Equity	106,000	98,000	79,000
International Concentrated Equity	3,000	(a)	(a)
International Discovery	3,016,000	3,453,000	2,413,000
International Equity Index	59,000	61,000	35,000
International Growth & Income	9,200,000	6,253,000	3,771,000
International Stock	11,872,000	11,056,000	8,685,000
Japan	196,000	420,000	222,000
Latin America	1,190,000	1,168,000	1,698,000
New Asia	7,208,000	7,222,000	5,137,000
Overseas Stock	3,703,000	1,888,000	1,521,000
Summit Cash Reserves	0	0	0
Summit Municipal Income	0	0	0
Summit Municipal Intermediate	0	0	0
Summit Municipal Money Market	0	0	0
U.S. Bond Enhanced Index	0	0	0

(a) Prior to commencement of operations.

Fund	Fiscal Year Ended
	12/31/14	12/31/13	12/31/12
Balanced	$984,966	$826,000	$851,000
Blue Chip Growth	5,112,270	5,392,000	3,187,000
Capital Appreciation	5,900,170	5,185,000	5,276,000
Capital Opportunity	198,716	175,000	189,000
Diversified Mid-Cap Growth	52,065	39,000	35,000
Diversified Small-Cap Growth	155,481	157,000	95,000
Dividend Growth	493,360	431,000	325,000
Emerging Markets Bond	0	0	0
Emerging Markets Corporate Bond	0	0	0

Fund	Fiscal Year Ended
	12/31/14	12/31/13	12/31/12
Emerging Markets Corporate Multi-Sector Account Portfolio	0	0	0
Emerging Markets Local Currency Bond	0	0	0
Emerging Markets Local Multi-Sector Account Portfolio	0	0	0
Equity Income	2,997,665	3,846,000	4,734,000
Equity Index 500	454,462	378,000	366,000
Extended Equity Market Index	83,359	129,000	63,000
Financial Services	318,152	385,000	241,000
Global High Income Bond	(b)	(b)	(b)
Global Industrials	8,032	4,000	(b)
Global Real Estate	26,294	96,000	38,000
Global Technology	2,904,014	1,239,000	2,083,000
Global Unconstrained Bond	(b)	(b)	(b)
Growth & Income	161,725	178,000	135,000
Growth Stock	10,064,340	8,492,000	8,772,000
Health Sciences	3,375,078	4,165,000	1,662,000
Institutional Emerging Markets Bond	0	0	0
Institutional International Bond	0	0	0
Institutional Large-Cap Core Growth	258,922	220,000	80,000
Institutional Large-Cap Growth	3,286,380	2,501,000	1,886,000
Institutional Large-Cap Value	427,479	187,000	271,000
Institutional Mid-Cap Equity Growth	1,276,230	1,485,000	1,476,000
Institutional Small-Cap Stock	682,058	516,000	386,000
Institutional U.S. Structured Research	250,450	217,000	273,000
International Bond	0	0	0
Media & Telecommunications	811,427	1,664,000	1,734,000
Mid-Cap Growth	6,458,961	8,476,000	8,998,000
Mid-Cap Value	7,483,406	5,764,000	7,436,000
New America Growth	1,879,605	3,027,000	1,541,000
New Era	3,846,031	4,061,000	3,253,000
New Horizons	6,722,218	6,553,000	4,863,000
Real Assets	2,834,379	3,243,000	1,905,000
Real Estate	489,259	280,000	605,000
Science & Technology	2,430,817	3,191,000	2,864,000
Small-Cap Stock	3,545,081	3,180,000	2,896,000
Small-Cap Value	2,649,116	1,006,000	741,000
Spectrum Growth	0	0	0
Spectrum Income	0	0	0
Spectrum International	0	0	0
Total Equity Market Index	55,668	56,000	29,000

Fund	Fiscal Year Ended
	12/31/14	12/31/13	12/31/12
U.S. Large-Cap Core	28,896	26,000	23,000
Value	11,454,243	8,765,000	9,665,000

(a) Less than $1,000.

(b) Prior to commencement of operations.

Fund Holdings in Securities of Brokers and Dealers

The following lists the funds’ holdings in securities of its regular brokers and dealers as of the end of the fiscal years indicated.

(Amounts in 000s)

California Tax-Free Bond Fund

	Fiscal Year Ended 2/28/15
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$4,946

California Tax-Free Money Fund

	Fiscal Year Ended 2/28/15
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$750
Wells Fargo Securities	—	1,200

Intermediate Tax-Free High Yield Fund

	Fiscal Year Ended 2/28/15
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$125
Goldman Sachs	—	347

Investment-Grade Corporate Multi-Sector Account Portfolio

	Fiscal Year Ended 2/28/15
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$756
Barclays Capital	—	488
CS First Boston		443
Goldman Sachs	—	1,475
JPMorgan Chase	—	$662
Morgan Stanley	—	1,512

Maryland Tax-Free Money Fund

	Fiscal Year Ended 2/28/15
Brokers	Value of Stock Holdings	Value of Bond Holdings
Wells Fargo Securities	—	$5,800

New York Tax-Free Bond Fund

	Fiscal Year Ended 2/28/15
Brokers	Value of Stock Holdings	Value of Bond Holdings
Goldman Sachs	—	$2,386

New York Tax-Free Money Fund

	Fiscal Year Ended 2/28/15
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$2,000

Tax-Exempt Money Fund

	Fiscal Year Ended 2/28/15
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$59,395
Wells Fargo Securities	—	4,475

Tax-Free High Yield Fund

	Fiscal Year Ended 2/28/15
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$45,927
Citigroup Global Markets	—	24,836
Goldman Sachs	—	41,372

Tax-Free Income Fund

	Fiscal Year Ended 2/28/15
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$8,840
Goldman Sachs	—	26,561

Tax-Free Short-Intermediate Fund

	Fiscal Year Ended 2/28/15
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$18,490
Goldman Sachs	—	19,966

Corporate Income Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$11,863
Citigroup Global Markets, Inc.	—	3,020
CS First Boston Corp.	—	1,734
Goldman Sachs & Co.	—	17,573
JPMorgan Chase	—	3,961
Morgan Stanley & Co. Inc.	—	19,767
Wells Fargo Securities	—	1,664

Floating Rate Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$248
Goldman Sachs & Co.	—	305
JPMorgan Chase	—	278
Morgan Stanley & Co. Inc.	—	1,655

Global Multi-Sector Bond Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank Of America Merrill Lynch	$240	$2,933
Barclays Capital	—	777
BNP Paribas	—	342
Citigroup Global Markets, Inc.	—	1,675
CS First Boston Corp.	—	1,348
Deutsche Bank Securities	—	1,388
Goldman Sachs & Co.	—	223
HSBC Securities Inc.	—	1,209
JPMorgan Chase	—	2,798
Morgan Stanley & Co. Inc.	—	1,092

GNMA Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Morgan Stanley & Co. Inc.	—	$27
Wells Fargo Securities	—	827

TRP Government Reserve Investment Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	—	$89,000
BNP Paribas	—	63,000
Citigroup Global Markets, Inc.	—	81,000
CS First Boston Corp.	—	94,489
Deutsche Bank Securities	—	63,000
Goldman Sachs & Co.	—	63,000
HSBC Securities Inc.	—	148,000
JPMorgan Chase	—	17,000

High Yield Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$4,328	—
JPMorgan Chase	7,606	—
Wells Fargo Securities	9,290	—

Inflation Focused Bond Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$49,688
Citigroup Global Markets, Inc.	—	31,857
Goldman Sachs & Co.	—	33,959
Greenwich Capital Markets	—	16,299
JPMorgan Chase	—	18,273
Morgan Stanley & Co. Inc.	—	43,598
UBS Securities, Inc.	—	7,457
Wells Fargo Securities	—	273

Inflation Protected Bond Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$1,943
Barclays Capital	—	1,306
Citigroup Global Markets, Inc.	—	1,227
CS First Boston Corp.	—	1,748
JPMorgan Chase	—	1,371
Morgan Stanley & Co. Inc.	—	2,249

Institutional Core Plus Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$9,476
Barclays Capital	—	862
Citigroup Global Markets, Inc.	—	1,386
CS First Boston Corp.	—	2,936
Deutsche Bank Securities	—	1,486
Goldman Sachs & Co.	—	4,856
JPMorgan Chase	—	9,059
Morgan Stanley & Co. Inc.	—	6,799
Wells Fargo Securities	—	2,048

Institutional Floating Rate Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Morgan Stanley & Co. Inc.	—	$5,715

Institutional Global Multi-Sector Bond Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$98	$769
Barclays Capital	—	325
Citigroup Global Markets, Inc.	—	218
CS First Boston Corp.	—	483
Deutsche Bank Securities	—	175
Goldman Sachs & Co.	—	78
JPMorgan Chase	—	438
Morgan Stanley & Co. Inc.	—	817
Wells Fargo Securities	—	15

Institutional Long Duration Credit Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$145
Citigroup Global Markets, Inc.	—	77
Goldman Sachs & Co.	—	252
JPMorgan Chase	—	188
Morgan Stanley & Co. Inc.	—	525

Institutional High Yield Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$1,237	—
JPMorgan Chase	2,162	—
Wells Fargo Securities	2,641	—

New Income Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$526,720
Barclays Capital	—	41,502
Citigroup Global Markets, Inc.	—	115,641
CS First Boston Corp.	—	80,175
Deutsche Bank Securities	—	62,883
Goldman Sachs & Co.	—	250,427
HSBC Securities Inc.	—	26,783
JPMorgan Chase	—	568,445
Morgan Stanley & Co. Inc.	—	564,329
Wells Fargo Securities	—	8,620

Personal Strategy Balanced Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$6,382	$12,292
Barclays Capital	5,080	2,036
BNP Paribas	2,696	—
Citigroup Global Markets, Inc.	7,050	2,080
CS First Boston Corp.	1,753	1,253
Deutsche Bank Securities	1,050	—
Goldman Sachs & Co.	—	6,492
JPMorgan Chase	10,381	11,937
Morgan Stanley & Co. Inc.	7,950	6,365
UBS Financial Services	—	3,090

Personal Strategy Growth Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$6,307	$4,487
Barclays Capital	4,950	640
BNP Paribas	2,636	—
Citigroup Global Markets, Inc.	6,964	771
CS First Boston Corp.	1,734	567
Deutsche Bank Securities	1,026	—
Goldman Sachs & Co.	—	2,353
JPMorgan Chase	10,258	3,770
Morgan Stanley & Co. Inc.	7,903	2,217
UBS Financial Services	—	1,314

Personal Strategy Income Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$2,883	$10,382
Barclays Capital	2,278	1,326
BNP Paribas	1,204	—
Citigroup Global Markets, Inc.	3,192	1,815
CS First Boston Corp.	807	1,039
Deutsche Bank Securities	478	—
Goldman Sachs & Co.	—	5,198
JPMorgan Chase	4,685	10,361
Morgan Stanley & Co. Inc.	3,592	5,249

Prime Reserve Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of Tokyo	—	$103,902
CS First Boston Corp.	—	62,235
Federal Reserve Bank of New York	—	378,000
JPMorgan Chase	—	106,360

TRP Reserve Investment Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	—	$331,000
BNP Paribas	—	50,000
Citigroup Global Markets, Inc.	—	341,000
CS First Boston Corp.	—	97,000
Deutsche Bank Securities	—	600,000
Federal Reserve Bank of New York	—	851,000
Goldman Sachs & Co.	—	345,000
HSBC Securities Inc.	—	603,000
JPMorgan Chase	—	157,000
RBS Securities	—	250,000

Short-Term Bond Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$131,661
Barclays Capital	—	61,693
Citigroup Global Markets, Inc.	—	63,417
CS First Boston Corp.	—	27,450
Deutsche Bank Securities	—	3,007
Goldman Sachs & Co.	—	77,150
Greenwich Capital Markets	—	45,381
HSBC Securities Inc.	—	40,716
JPMorgan Chase	—	63,812
Morgan Stanley & Co. Inc.	—	117,868
Wells Fargo Securities	—	58,488

Short-Term Reserve Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas	—	$65,000
CS First Boston Corp.	—	59,511
Deutsche Bank Securities	—	305,000

Ultra Short-Term Bond Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank Of America Merrill Lynch	—	$5,019
Barclays Capital	—	4,166
BNP Paribas	—	3,510
Citigroup Global Markets, Inc.	—	3,636
CS First Boston Corp.	—	5,011
Deutsche Bank Securities	—	5,602
Goldman Sachs & Co.	—	4,838
HSBC Securities Inc.	—	978
JPMorgan Chase	—	4,518
Morgan Stanley & Co. Inc.	—	3,369
RBS Securities	—	3,053
Wells Fargo Securities	—	7,573

U.S. Treasury Money Fund

	Fiscal Year Ended 5/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank Of America Merrill Lynch	—	$31,000
Barclays Capital	—	86,000
BNP Paribas	—	93,000
Citigroup Global Markets, Inc.	—	78,000
CS First Boston Corp.	—	26,000
Goldman Sachs & Co.	—	62,000
HSBC Securities Inc.	—	177,000
JPMorgan Chase	—	17,000

Africa & Middle East Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$6,554	—
Citigroup Global Markets	10,553	—
Deutsche Bank Securities	5,942	—
Goldman Sachs	9,320	—
HSBC Securities	14,063	—
Morgan Stanley & Co.	7,470	—

Asia Opportunities Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
HSBC Securities	$493	—

Emerging Markets Stock Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Santander Investment Securities	$81,165	—

European Stock Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas Securities	$23,334	—
UBS Investment Bank	19,277	—

Global Allocation Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$222	$248
Barclays Capital	241	—
Citibank	274	31
CS First Boston	190	—
Deutsche Bank Securities	16	—
Goldman Sachs	—	82
JPMorgan Chase	286	145
Morgan Stanley	243	131
RBS Securities	—	54

Global Growth Stock Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas Securities	$439	—
CS First Boston	542	—
Goldman Sachs	384	—
JPMorgan Chase	731	—
Morgan Stanley	1,303	—
Santander Investment Securities	1,168	—

Global Stock Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$9,852	—
Morgan Stanley	9,761	—
Santander Investment Securities	4,103	—

Institutional Africa & Middle East Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$7,068	—
Citibank	11,367	—
Deutsche Bank Securities	9,169	—
Goldman Sachs	10,350	—
HSBC Brokerage	14,790	—
Morgan Stanley	8,201	—

Institutional Frontier Markets Equity Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$29	—
Citibank	53	—
Deutsche Bank Securities	44	—
Goldman Sachs	15	—
HSBC Brokerage	18	—

Institutional Global Focused Growth Equity Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	$563	—
Morgan Stanley	556	—

Institutional Global Growth Equity Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
CS First Boston	$1,522	—
Goldman Sachs	1,077	—
JPMorgan Chase	2,041	—
Morgan Stanley	3,648	—

Institutional Global Value Equity Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$146	—
Citigroup Global Markets	132	—
JPMorgan Chase	155	—
Morgan Stanley	95	—

Institutional International Concentrated Equity Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
HSBC Brokerage	$2,390	—

Institutional International Core Equity Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
CS First Boston	$440	—
Deutsche Bank	268	—

Institutional International Growth Equity Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
CS First Boston	$901	—

International Concentrated Equity Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas Securities	$76	—
HSBC Securities	90	—

International Equity Index Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Barclays Capital	$2,477	—
BNP Paribas Securities	2,427	—
Credit Suisse Group	1,676	—
Deutsche Bank Securities	1,696	—

International Growth & Income Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
CS First Boston	$153,537	—

International Stock Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas Securities	$134,889	—
CS First Boston	172,189	—
Macquarie Equities	59,855	—

Latin America Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Santander Investment Securities	$47,769	—

New Asia Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
HSBC Brokerage	$81,061	—

Overseas Stock Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
BNP Paribas Securities	$97,275	—
CS First Boston	44,133	—
Deutsche Bank Securities	25,952	—
Macquarie Equities	67,285	—

Summit Cash Reserves Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of New York Mellon	—	$117,301
Citigroup Global Markets	—	78,087
CS First Boston	—	56,571
JPMorgan Chase	—	103,375

Summit Municipal Income Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Goldman Sachs	—	$3,122

Summit Municipal Intermediate Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$48,925
Goldman Sachs	—	29,474

Summit Municipal Money Market Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
JPMorgan Chase	—	$9,250
Wells Fargo Securities	—	5,850

U.S. Bond Enhanced Index Fund

	Fiscal Year Ended 10/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	—	$6,197
Barclays Capital	—	899
BNP Paribas Securities	—	1,148
Citigroup Global Markets	—	2,799
CS First Boston	—	898
Deutsche Bank Securities	—	941
Goldman Sachs	—	6,270
JPMorgan Chase	—	5,537
Morgan Stanley	—	11,496
RBS Greenwich Capital Markets	—	151
Wells Fargo Securities	—	1,381

Balanced Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$20,346	$19,708
J.P. Morgan Chase	24,113	18,753
Goldman Sachs	1,124	8,051
Citigroup Global Markets, Inc.	22,563	10,558
Deutsche Bank	2,266	—
Morgan Stanley & Co. Inc.	22,568	9,238
Barclays Capital	6,774	1,060
BNP Paribas	8,770	1,883
CS First Boston Corp.	3,764	3,164
UBS Investment Bank	—	2,118

Blue Chip Growth Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Morgan Stanley	$295,023	—
Citigroup Global Markets, Inc.	7,846	—

Capital Appreciation Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$219,762	—

Capital Opportunity Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$12,003	—
Citigroup Global Markets, Inc.	9,945	—
Morgan Stanley & Co. Inc.	4,582	—
Bank of America Merrill Lynch	8,606	—
Goldman Sachs	1,396	—

Dividend Growth Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$80,234	—
Wells Fargo Van Kasper	77,680	—
Morgan Stanley & Co. Inc.	42,234	—

Emerging Markets Local Currency Bond Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets, Inc	—	$71
Deutsche Bank	—	32

Emerging Markets Local MAP Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citibank	—	$14
Deutsche Bank Securities	—	10

Equity Income Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$799,847	—
Bank of America Merrill Lynch	522,406	—
Wells Fargo Van Kasper	661,655	—

Equity Index 500 Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Goldman Sachs	$104,867	—
J.P. Morgan Chase	308,658	—
Morgan Stanley & Co. Inc.	78,115	—
Citigroup Global Markets, Inc.	216,677	—
Bank of America Merrill Lynch	248,683	—
Wells Fargo Van Kasper	342,139	—

Extended Equity Market Index Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Stifel Nicolaus	$163	—

Financial Services Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$24,588	—
Bank of America Merrill Lynch	21,485	—
CS First Boston Corp.	4,825	—
Barclays Capital	5,467	—
Citigroup Global Markets, Inc.	27,629	—
Goldman Sachs	8,626	—
Wells Fargo Van Kasper	6,386	—
Morgan Stanley & Co. Inc.	15,326	—
Bank of New York	6,369	—
UBS Financial Services	4,132	—

Growth & Income Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$27,435	—
Bank of America Merrill Lynch	25,052	—
Morgan Stanley & Co. Inc.	17,061	—
Wells Fargo Van Kasper	12,181	—

Growth Stock Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Morgan Stanley & Co. Inc.	$438,917	—

Institutional International Bond Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	—	$136
Goldman Sachs	—	364
HSBC Securities Inc.	—	1,120
Bank of America Merrill Lynch	—	521
Citigroup Global Markets, Inc.	—	420
Morgan Stanley & Co. Inc.	—	361
Barclays Capital	—	1,489
Standard Bank	—	475
BNP Paribas Securities	—	1,779
Unicredit	—	1,192
Santander Investment Securities	—	260

Institutional Large-Cap Core Growth Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Morgan Stanley & Co. Inc.	$16,882	—
Citigroup Global Markets, Inc.	595	—

Institutional Large-Cap Growth Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Morgan Stanley	$236,964	—

Institutional Large-Cap Value Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$73,920	—
Bank of America Merrill Lynch	54,976	—
Morgan Stanley & Co. Inc.	51,763	—

Institutional U.S. Structured Research Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$12,942	—
Citigroup Global Markets, Inc.	10,726	—
Bank of America Merrill Lynch	9,282	—
Morgan Stanley & Co. Inc.	4,939	—
Goldman Sachs	1,357	—

International Bond Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	—	$3,635
HSBC Securities Inc.	—	21,865
Goldman Sachs	—	6,503
Bank of America Merrill Lynch	—	10,866
Citigroup Global Markets, Inc.	—	10,501
Barclays Capital	—	26,172
Morgan Stanley & Co. Inc.	—	11,022
BNP Paribas Securities	—	31,234

New America Growth Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Citigroup Global Markets, Inc.	$34,100	—
Morgan Stanley	19,963	—

Total Equity Market Index Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Goldman Sachs	$3,849	—
Morgan Stanley & Co. Inc.	2,813	—
J.P. Morgan Chase	11,219	—
Bank of America Merrill Lynch	9,089	—
Citigroup Global Markets, Inc.	7,842	—
Wells Fargo Van Kasper	12,369	—

U.S. Large-Cap Core Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
J.P. Morgan Chase	$2,980	—
Bank of America Merrill Lynch	1,903	—
Wells Fargo Van Kasper	2,432	—
Morgan Stanley & Co. Inc.	1,459	—

Value Fund

	Fiscal Year Ended 12/31/14
Brokers	Value of Stock Holdings	Value of Bond Holdings
Bank of America Merrill Lynch	$492,451	—
Citigroup Global Markets, Inc.	522,486	—
Morgan Stanley & Co. Inc.	447,783	—
J.P. Morgan Chase	524,840	—
Barclays Capital	108,160	—

Portfolio Turnover

The portfolio turnover rates for the funds (if applicable) for the fiscal years indicated are as follows:

Fund	Fiscal Year Ended
	2/28/15	2/28/14	2/28/13
California Tax-Free Bond	5.8%	17.6%	11.3%
California Tax-Free Money	(a)	(a)	(a)
Floating Rate Multi-Sector Account Portfolio	54.3	67.2	72.8
Georgia Tax-Free Bond	3.0	10.2	5.4
High Yield Multi-Sector Account Portfolio	57.1	62.2	68.9
Intermediate Tax-Free High Yield	5.2	(b)	(b)
Investment-Grade Corporate Multi-Sector Account Portfolio	90.2	79.2	99.4
Maryland Short-Term Tax-Free Bond	19.1	20.3	37.2
Maryland Tax-Free Bond	6.9	11.5	11.8
Maryland Tax-Free Money	(a)	(a)	(a)
Mortgage-Backed Securities Multi-Sector Account Portfolio	286.7	204.7	180.5
New Jersey Tax-Free Bond	6.9	16.8	13.3
New York Tax-Free Bond	2.9	9.5	11.1
New York Tax-Free Money	(a)	(a)	(a)
Tax-Efficient Equity	16.8	18.0	28.9
Tax-Exempt Money	(a)	(a)	(a)
Tax-Free High Yield	3.7	22.9	11.6
Tax-Free Income	8.4	13.9	10.2
Tax-Free Short-Intermediate	18.7	20.0	16.8

Fund	Fiscal Year Ended
	2/28/15	2/28/14	2/28/13
Tax-Free Ultra Short-Term Bond	(b)	(b)	(b)
Virginia Tax-Free Bond	6.2	9.6	11.7

(a) Money funds are not required to show portfolio turnover.

(b) Prior to commencement of operations.

Fund	Fiscal Year Ended
	5/31/14	5/31/13	5/31/12
Corporate Income	44.3%	46.8%	72.5%
Credit Opportunities	9.4	(a)	(a)
Floating Rate	40.0	69.1	45.4
Global Multi-Sector Bond	137.8	65.8	94.4
GNMA	261.0	217.2	344.3
TRP Government Reserve Investment	(b)	(b)	(b)
High Yield	55.9	79.9	63.0
Inflation Focused Bond	47.2	33.0	39.8
Inflation Protected Bond	28.5	15.3	7.0
Institutional Core Plus	131.9	127.4	140.6
Institutional Credit Opportunities	9.6	(a)	(a)
Institutional Floating Rate	59.1	83.3	91.6
Institutional Global Multi-Sector Bond	65.3	(a)	(a)
Institutional High Yield	58.8	80.1	54.6
Institutional Long Duration Credit	76.2	(a)	(a)
New Income	120.8	130.9	157.1
Personal Strategy Balanced	53.2	58.4	65.5
Personal Strategy Growth	46.0	46.4	51.3
Personal Strategy Income	58.7	64.8	62.0
Prime Reserve	(b)	(b)	(b)
TRP Reserve Investment	(b)	(b)	(b)
Retirement 2005	18.2	15.7	25.2
Retirement 2010	19.0	16.5	23.3
Retirement 2015	14.7	14.5	25.6
Retirement 2020	13.6	14.2	22.4
Retirement 2025	12.1	12.7	26.0
Retirement 2030	12.4	13.0	22.3
Retirement 2035	11.5	12.3	27.1
Retirement 2040	13.4	12.8	22.1
Retirement 2045	15.4	10.8	28.3
Retirement 2050	15.5	14.1	32.2
Retirement 2055	20.1	13.3	37.0
Retirement 2060	(a)	(a)	(a)

Fund	Fiscal Year Ended
	5/31/14	5/31/13	5/31/12
Retirement Balanced	13.2	14.3	20.7
Short-Term Bond	45.9	66.5	92.3
Short-Term Government Reserve	(a)	(a)	(a)
Short-Term Reserve	(c)	(c)	(c)
Target Retirement 2005	44.7	(a)	(a)
Target Retirement 2010	20.6	(a)	(a)
Target Retirement 2015	15.2	(a)	(a)
Target Retirement 2020	24.7	(a)	(a)
Target Retirement 2025	25.5	(a)	(a)
Target Retirement 2030	10.5	(a)	(a)
Target Retirement 2035	24.8	(a)	(a)
Target Retirement 2040	14.8	(a)	(a)
Target Retirement 2045	11.7	(a)	(a)
Target Retirement 2050	21.3	(a)	(a)
Target Retirement 2055	60.0	(a)	(a)
Target Retirement 2060	(a)	(a)	(a)
U.S. Treasury Intermediate	33.9	34.0	56.9
U.S. Treasury Long-Term	22.7	44.5	57.1
U.S. Treasury Money	(b)	(b)	(b)
Ultra Short-Term Bond	176.4	53.3	(a)

(a) Prior to commencement of operations.

(b) Money funds are not required to show portfolio turnover.

(c) Funds holding only short-term securities are not required to show portfolio turnover.

Fund	Fiscal Year Ended
	10/31/14	10/31/13	10/31/12
Africa & Middle East	59.3%	56.1%	65.0%
Asia Opportunities	35.4	(a)	(a)
Emerging Europe	31.7	17.1	10.9
Emerging Markets Stock	23.3	29.9	24.1
European Stock	58.5	48.0	41.6
Global Allocation	33.4	22.4	(a)
Global Growth Stock	103.7	96.2	111.7
Global Stock	137.5	156.4	84.2
Institutional Africa & Middle East	57.8	52.2	65.9
Institutional Emerging Markets Equity	23.8	36.4	26.9
Institutional Frontier Markets Equity	7.5	(a)	(a)
Institutional Global Focused Growth Equity	159.7	160.0	103.4
Institutional Global Growth Equity	100.8	100.8	115.5
Institutional Global Value Equity	88.1	80.8	13.5

Fund	Fiscal Year Ended
	10/31/14	10/31/13	10/31/12
Institutional International Concentrated Equity	122.2	148.3	155.3
Institutional International Core Equity	18.7	15.9	18.4
Institutional International Growth Equity	49.8	47.7	39.5
International Concentrated Equity	30.9	(a)	(a)
International Discovery	41.6	50.5	40.2
International Equity Index	7.0	11.9	8.8
International Growth & Income	44.7	42.0	29.9
International Stock	39.1	44.2	33.5
Japan	38.3	88.7	55.1
Latin America	20.5	13.2	16.7
New Asia	58.5	49.4	41.1
Overseas Stock	8.0	15.2	13.6
Summit Cash Reserves	(b)	(b)	(b)
Summit Municipal Income	9.3	26.5	9.5
Summit Municipal Intermediate	5.9	11.9	7.1
Summit Municipal Money Market	(b)	(b)	(b)
U.S. Bond Enhanced Index	37.9	35.4	102.7

(a) Prior to commencement of operations.

(b) Money funds are not required to show portfolio turnover.

Fund	Fiscal Year Ended
	12/31/14	12/31/13	12/31/12
Balanced	52.9%	54.1%	55.5%
Blue Chip Growth	32.5	35.0	24.5
Capital Appreciation	72.0	57.1	60.3
Capital Opportunity	37.2	30.9	34.9
Diversified Mid-Cap Growth	27.0	17.7	24.5
Diversified Small-Cap Growth	16.8	12.6	15.4
Dividend Growth	18.6	12.7	11.7
Emerging Markets Bond	45.0	45.7	40.7
Emerging Markets Corporate Bond	105.7	70.0	26.5
Emerging Markets Corporate Multi-Sector Account Portfolio	105.4	102.1	59.9
Emerging Markets Local Currency Bond	82.4	82.4	82.3
Emerging Markets Local Multi-Sector Account Portfolio	99.2	80.9	74.5
Equity Income	9.7	9.5	15.6
Equity Index 500	5.7	10.4	7.5
Extended Equity Market Index	17.1	21.7	17.6
Financial Services	46.6	48.7	43.0
Global High Income Bond	(a)	(a)	(a)

Fund	Fiscal Year Ended
	12/31/14	12/31/13	12/31/12
Global Industrials	48.8	6.1	(a)
Global Real Estate	9.3	22.9	4.4
Global Technology	228.6	93.2	182.4
Global Unconstrained Bond	(a)	(a)	(a)
Growth & Income	15.2	14.4	9.6
Growth Stock	36.5	34.7	31.1
Health Sciences	42.2	45.7	12.9
Institutional Emerging Markets Bond	53.5	51.8	44.4
Institutional International Bond	90.4	82.8	62.5
Institutional Large-Cap Core Growth	32.8	47.3	21.5
Institutional Large-Cap Growth	49.9	42.4	40.4
Institutional Large-Cap Value	26.1	10.5	17.1
Institutional Mid-Cap Equity Growth	29.9	34.1	37.4
Institutional Small-Cap Stock	34.7	20.1	26.9
Institutional U.S. Structured Research	47.2	37.1	38.7
International Bond	73.2	74.0	52.2
Media & Telecommunications	24.7	53.8	39.2
Mid-Cap Growth	26.6	26.3	29.6
Mid-Cap Value	32.2	32.0	43.7
New America Growth	76.4	91.5	34.4
New Era	61.9	54.6	37.5
New Horizons	39.9	35.3	35.0
Real Assets	42.0	51.6	41.4
Real Estate	3.3	3.5	6.0
Science & Technology	80.3	71.8	49.5
Small-Cap Stock	18.2	21.5	20.7
Small-Cap Value	16.0	5.9	4.8
Spectrum Growth	12.3	9.7	9.4
Spectrum Income	20.4	14.3	14.9
Spectrum International	3.3	4.8	6.0
Total Equity Market Index	5.5	5.9	5.2
U.S. Large-Cap Core	70.7	68.7	72.6
Value	54.0	44.1	55.5

(a) Prior to commencement of operations.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 100 East Pratt Street, Suite 1900, Baltimore, Maryland 21202, is the independent registered public accounting firm to the funds.

The financial statements and Report of Independent Registered Public Accounting Firm of the funds included in each fund’s annual report are incorporated into this SAI by reference. A copy of the annual report of each fund with respect to which an inquiry is made will accompany this SAI.

PART II – TABLE OF CONTENTS

PART II

Part II of this SAI describes risks, policies, and practices that apply to the Price Funds.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the funds’ investment programs and policies discussed in the funds’ prospectuses. You should refer to each fund’s prospectus to determine the types of holdings in which the fund primarily invests. You will then be able to review additional information set forth herein on those types of holdings and their risks, as well as information on other holdings in which the fund may occasionally invest.

Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. The funds’ operating policies are subject to change by the funds’ Boards without shareholder approval. The funds’ fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the funds or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of more than 50% of the shares are represented.

RISK FACTORS

You may also refer to the sections entitled “Portfolio Securities” and “Portfolio Management Practices” for discussions of the risks associated with the investments and practices described therein as they apply to the funds.

Risk Factors of Investing in Foreign Securities

General

Foreign securities include both U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers. Foreign securities include securities issued by companies that are organized under the laws of countries other than the U.S. as well as securities that are issued or guaranteed by foreign governments or by foreign supranational entities. They also include securities issued by companies whose principal trading market is in a country other than the U.S. and companies that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a majority of their assets outside the United States. Foreign securities may be traded on foreign securities exchanges or in the foreign OTC markets. Foreign securities markets generally are not as developed or efficient as those in the United States.

Investing in foreign securities, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Certain of these risks are inherent in any mutual fund investing in foreign securities, while others relate more to the countries and regions in which the funds may invest. Many of the risks are more pronounced for investments in emerging market countries, such as Russia and many of the countries of Africa, Asia, Eastern Europe, Latin America, and the Middle East. There are no universally accepted criteria used to determine which countries are considered developed markets and which are considered emerging markets. However, the funds rely on the classification made for a particular country by an unaffiliated, third-party data provider.

• Political, Social, and Economic Risks Foreign investments involve risks unique to the local political, economic, tax, and regulatory structures in place, as well as the potential for social instability, military unrest, or diplomatic developments that could prove adverse to the interests of U.S. investors. The economies of many of the countries in which the funds may invest are not as developed as the U.S. economy and individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, war and terrorism have affected many countries, especially those in Africa and the Middle East. Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, in 2007 and 2008, the meltdown in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected debt and equity markets around the world.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

• Currency Risks Investments in foreign securities will normally be denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the funds’ holdings denominated in that currency. Generally, when a given currency appreciates against the U.S. dollar (e.g., because the U.S. dollar weakens or the particular foreign currency strengthens), the value of the funds’ securities denominated in that currency will rise. When a given currency depreciates against the U.S. dollar (e.g., because the U.S. dollar strengthens or the particular foreign currency weakens), the value of the funds’ securities denominated in that currency will decline. The value of fund assets may also be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulations, and currency devaluations. In addition, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income available for distribution. If a portion of a fund’s investment income may be received in foreign currencies, the fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the fund will absorb the cost of currency fluctuations.

• Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in such countries and increase the cost and expenses of the funds. Investments by foreign investors are subject to a variety of restrictions in many emerging market countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the funds invest. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents.

• Market and Trading Characteristics Foreign securities markets are generally not as developed or efficient as, and more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the funds’ foreign portfolio securities may be less liquid, more difficult to value, and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Foreign securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on U.S. exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States.

Moreover, overall settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the funds. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of a fund to make intended security purchases due to clearance and settlement problems could cause the fund to miss attractive investment opportunities. The inability of a fund to sell portfolio securities due to clearance and settlement problems could result either in losses to the fund due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser. Military unrest, war, terrorism, and other factors could result in securities markets closing unexpectedly for an extended period, during which a fund would lose the ability to either purchase or sell securities traded in that market. Finally, certain foreign markets are open for trading on days when the funds do not calculate their net asset value. Therefore, the values of a fund’s holdings in those markets may be affected on days when shareholders have no access to the fund.

• Depositary Receipts It is expected that most foreign securities will be purchased in OTC markets or on securities exchanges located in the countries in which the issuers of the various securities are located, provided that is the best available market. However, the funds may also purchase depositary receipts, such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”), which are certificates evidencing ownership of underlying foreign securities, as alternatives to directly purchasing the foreign securities in their local markets and currencies. An advantage of ADRs, GDRs, and EDRs is that investors do not have to buy shares through the issuing company’s home exchange, which may be difficult or expensive. ADRs, GDRs, and EDRs are subject to many of the same risks associated with investing directly in foreign securities.

Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. The depositaries that issue ADRs are usually U.S. financial institutions, such as a bank or trust company, but the underlying securities are issued by a foreign issuer.

GDRs may be issued in U.S. dollars or other currencies and are generally designed for use in securities markets outside the United States. GDRs represent shares of foreign securities that can be traded on the exchanges of the depositary’s country. The issuing depositary, which may be a foreign or a U.S. entity, converts dividends and the share price into the shareholder’s home currency. EDRs are generally issued by a European bank and traded on local exchanges.

For purposes of a fund’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, an ADR representing ownership of common stock will be treated as common stock.

• Participation Notes The funds may gain exposure to securities in certain foreign markets through investments in participation notes (“P-notes”). For instance, a fund may purchase P-notes while it is awaiting approval from a foreign exchange to trade securities directly in that market as well as to invest in foreign markets that restrict foreign investors, such as the funds, from investing directly in individual securities traded on that exchange. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity security. An investment in a P-note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and the P-note’s performance may differ from the underlying security’s performance. While the holder of a P-note is entitled to receive from the broker-dealer or bank any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as an owner of the underlying stock. P-notes are considered general unsecured contractual obligations of the banks or broker-dealers that issue them as the counterparty. As such, the funds must rely on the creditworthiness of the counterparty for their investment returns on the P-notes and would have no rights against the issuer of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. Additionally, issuers of P-notes and the calculation agent may have broad authority to control the foreign exchange rates related to the P-notes and discretion to adjust the P-note’s terms in response to certain events.

• Investment Funds The funds may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. Investment in these funds is subject to the provisions of the 1940 Act. If a fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but also will indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

• Financial Information and Governance There is generally less publicly available information about foreign companies when compared to the reports and ratings that are published about companies in the United States. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies, and there may be less stringent investor protection and disclosure standards. It also is often more difficult to keep currently informed of corporate actions, which can adversely affect the prices of portfolio securities.

• Taxes The dividends and interest payable on certain of the funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the funds’ shareholders. In addition, some governments may impose a tax on purchases by foreign investors of certain securities that trade in their country.

• Higher Costs Investors should understand that the expense ratios of funds investing primarily in foreign securities can be expected to be higher than funds that invest mainly in domestic securities. Reasons include the higher costs of maintaining custody of foreign securities, higher advisory fee rates paid by funds to investment advisers for researching and selecting foreign securities, and brokerage commission rates and trading costs that tend to be more expensive in foreign markets than in the United States.

• Other Risks With respect to certain foreign countries, especially emerging markets, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the funds, or diplomatic developments which could affect investments by U.S. persons in those countries. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies, or obtain judgments in foreign courts. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is Russia, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company’s share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company’s share register is controlling.

• Europe

Europe includes both developed and emerging markets. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Unemployment in Europe has historically been higher than in the U.S. and public deficits have been an ongoing concern in many European countries.

Fiscal Constraints Most developed countries in western Europe are members of the European Union (“EU”), and many are also members of the European Economic and Monetary Union (“EMU”). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. Member countries are required to maintain tight controls over inflation, public debt, and budget deficits, and these requirements can severely limit EMU member countries’ ability to implement monetary policy to address local or regional economic conditions. The private and public sectors’ debt problems of a single EU country can pose economic risks to the EU as a whole. The imposition of fiscal and monetary controls by EMU countries can have a significant impact on Europe as a whole. In addition, such controls could prove unsustainable and lead to an abrupt and unexpected elimination of the policy, leading to significant volatility. For instance, the Swiss National Bank had adopted a policy in 2011 to guarantee that the Swiss franc would not be worth more than 1.20 euros. Recently, the Swiss National Bank determined, with little warning to market participants, that it would no longer cap the Swiss franc’s exchange rate against the euro, which led to significant turmoil throughout the markets not only in Europe but globally.

Eurozone Currency Issues While certain EU countries continue to use their own currency, there is a collective group of EU countries, known as the Eurozone, that use the euro as their currency. Although the Eurozone has adopted a common currency and central bank, there is no fiscal union; therefore, money does not automatically flow from countries with surpluses to those with fiscal deficits. Several Eurozone countries continue to face deficits and budget issues, some of which may have negative long-term effects for the economies of not just Eurozone countries but all of Europe. Rising government debt levels could increase market volatility and the probability of a recession, lead to emergency financing for certain countries, and foster increased speculation that certain countries may require bailouts. Eurozone policymakers have previously struggled to agree on solutions to debt crises, which has stressed the European banking system as lending continued to tighten. Similar crises in the future could place additional stress on the banking system and lead to downgrades of European sovereign debt. There continues to be concern over national-level support for the euro, which could lead to the implementation of currency controls, certain countries leaving the EU, or potentially a breakup of the Eurozone and dissolution of the euro. A breakup of the Eurozone, particularly a disorderly breakup, would pose special challenges for the financial markets and could lead to exchange controls and/or market closures. In the event of a Eurozone default or breakup, some of the most significant challenges faced by the funds with euro-denominated holdings and derivatives involving the euro would include diminished market liquidity, operational issues relating to the settlement of trades, difficulty in establishing the fair values of holdings, and the redenomination of holdings into other currencies.

• Emerging Europe, Middle East, and Africa

The economies of the countries of emerging Europe, the Middle East, and Africa, sometimes referred to as “EMEA,” are all considered emerging market economies, and they tend to be highly reliant on the exportation of commodities.

Political and Military Instability Many formerly communist, eastern European countries have experienced significant political and economic reform over the past decade, and a continued eastward expansion of the EU could help to further anchor this reform process. However, the democratization process is still relatively new in a number of the smaller states and political turmoil and popular uprisings remain threats. Political risk for Russia remains high and steps that Russia has recently taken and may take in the future to assert its geopolitical influence may increase the tensions in the region and affect economic growth. The U.S. and EU have instituted sanctions against certain Russian officials and Russian entities in response to political and military actions undertaken by Russia. These sanctions, and other intergovernmental actions that may be undertaken against Russia in the future, could result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Further sanctions against Russia and any retaliatory action by the Russian government could result in the immediate freeze of Russian securities, either by issuer, sector, or the Russian markets as a whole, any of which would significantly impair the ability of the funds to buy, sell, or receive proceeds from those securities. Ongoing sanctions, the continued disruption of the Russian economy, or future military actions by Russia could severely impact the performance of any funds that hold Russian securities or derivatives with exposure to Russian securities or currency.

Many Middle Eastern economies have little or no democratic tradition and are led by family structures. Opposition parties are often banned, leading to dissidence and militancy. Despite a growing trend toward a democratic process, many African nations have a history of dictatorship, military intervention, and corruption. War, terrorism, and military takeovers could result in a securities market unexpectedly closing for an extended period, which would restrict a fund from selling its securities that are traded in that market. In all parts of EMEA, such developments, if they were to recur, could reverse favorable trends toward economic and market reform, privatization, and removal of trade barriers, and result in significant disruptions in securities markets.

Foreign Currency Certain countries in the region may have managed currencies which are pegged to the U.S. dollar or the euro, rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency, which may, in turn, have a disruptive and negative effect on investors. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Energy/Resources Russia, the Middle East, and many African nations are highly reliant on income from oil sales. Oil prices can have a major impact on these economies. Other commodities such as base and precious metals are also important to these economies. As global supply and demand for commodities fluctuates, the EMEA economies can be significantly impacted by the prices of such commodities.

Custody and Settlement Because of the underdeveloped state of Russia’s financial and legal systems, the settlement, clearing, and registration of securities transactions are subject to heightened risks. Equity securities in Russia are issued only in book entry form, and ownership records are maintained in a decentralized fashion by registrars who are under contract with the issuers. Although a fund’s Russian sub-custodian maintains copies of the registrar’s records on its premises, such records may not be legally sufficient to establish ownership of securities. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Although a fund investing in Russian securities seeks to ensure through its custodian that its interest continues to be appropriately recorded, it is possible that a fraudulent act may deprive the fund of its ownership rights or improperly dilute its interest. In addition, it is possible that a registrar could be suspended or its license revoked, which would impact a fund’s holdings at that registrar until the suspension is lifted or the companies’ records are transferred to an alternative registrar. Finally, although applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

• Latin America

The majority of Latin American countries have been characterized at various times by high interest and unemployment rates, inflation, an over-reliance on commodity trades, and government intervention.

Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Political Instability and Government Control Certain Latin American countries have been marred by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to recur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. Many

Latin American governments have exercised significant influence over their country’s economies, which can have significant effects on companies doing business in Latin America and the securities they issue. These governments have often changed monetary, taxation, credit, tariff, and other policies to alter the direction of their economies. Actions to control inflation have involved the setting of wage and price controls, blocking access to bank accounts, imposing exchange controls, and limiting imports. Investments in Brazilian securities may be subject to certain restrictions on foreign investment. Brazilian law provides that whenever a serious imbalance in Brazil’s balance of payments exists or is anticipated, the Brazilian government may impose temporary restrictions on the remittance to foreign investors, such as the funds, of proceeds from the sale of Brazilian securities.

Foreign Currency Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries may impose restrictions on the free conversion of their currency into other currencies, including the U.S. dollar. There is no significant foreign exchange market for many Latin American currencies and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Sovereign Debt A number of Latin American countries have been among the largest debtors of emerging market countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Foreign Trade Because commodities, such as agricultural products, minerals, oil, and metals, represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities.

• Japan

The Japanese economy fell into a recession in the late 2000’s due in part to the global economic crisis during that period. This economic recession was likely compounded by an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major issues facing the Japanese economy. Japan’s government has recently implemented significant economic reform aimed at jump-starting the Japanese economy and boosting the competitiveness of Japanese goods in world markets. Through aggressive monetary easing, temporary fiscal stimulus, and overall structural reform, the program is designed to end the recent cycles of deflation, falling prices, and declining wages.

Banking System To help sustain Japan’s economic recovery and improve its economic growth, many believe an overhaul of the nation’s financial institutions is necessary. Banks, in particular, may have to reform themselves to become more competitive. While successful financial sector reform would contribute to Japan’s economic recovery at home and would benefit other economies in Asia, internal conflict over the proper way to reform the banking system currently persists.

Natural Disasters Japan has experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity. The risks of such phenomena, and the resulting damage, continue to exist and could have a severe and negative impact on a fund’s holdings in Japanese securities. Japan also has one of the world’s highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka, and Nagoya. Therefore, a natural disaster centered in or very near one of these cities could have a particularly devastating effect on Japan’s financial markets. Japan’s recovery from the recession has been affected by economic distress from the earthquake and resulting tsunami that struck northeastern Japan in March 2011 causing major damage along the coast, including damage to nuclear power plants in the region. Since the earthquake, Japan’s financial markets have fluctuated dramatically.

Energy Importation Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee that this favorable trend will continue.

Foreign Trade Overseas trade is important to Japan’s economy and Japan’s economic growth is significantly driven by its exports. Japan has few natural resources and must export to pay for its imports of these basic requirements. A significant portion of Japan’s trade is conducted with emerging market countries, almost all of which are located in East and Southeast Asia, and it can be affected by conditions in these other countries and currency fluctuations. Because of the concentration of Japanese exports in highly visible products such as automobiles and technology, and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the United States. Japan’s aging and shrinking population increases the cost of the country’s pension and public welfare system and lowers domestic demand, making Japan even more dependent on exports to sustain its economy. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

• Asia (excluding Japan)

Asia includes countries in all stages of economic development, some of which have been characterized at times by over-extension of credit, currency fluctuations, devaluations, restrictions, unstable employment rates, over-reliance on exports, and less efficient markets. Currency fluctuations or devaluations in any one country can have a significant effect on the entire region. Furthermore, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in the entire region.

Political and Social Instability The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and could result in significant disruption to securities markets. For example, there is a demilitarized border and hostile relations between North and South Korea, and the Taiwanese economy has been affected by security threats from China. China remains a totalitarian country with continuing risk of nationalization, expropriation, or confiscation of property and its legal system is still developing, making it more difficult to obtain or enforce judgments. At times, religious, cultural, and military disputes within and outside India have caused volatility in the Indian securities markets and such disputes could adversely affect the value and liquidity of a fund’s investments in Indian securities in the future.

Foreign Currency Certain Asian countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds’ interests in securities denominated in such currencies.

Interrelated Economies and International Trade A number of Asian companies are highly dependent on foreign loans for their operation, some of which may impose strict repayment term schedules and require significant economic and financial restructuring. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. China has had an increasingly significant and positive impact on the region and the global economy, but its continued success depends on its ability to retain the legal and financial policies that have fostered economic freedom and market expansion. China’s central government has historically exercised substantial control over the Chinese economy through administrative regulation and/or state ownership. Despite economic reforms that have resulted in less direct central and local government control over Chinese businesses, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. These activities, which may include central planning, partial state ownership of or government actions designed to substantially influence certain Chinese industries, market sectors or particular Chinese companies, may adversely affect the public and private sector companies in which a fund invests. The Hong Kong, Taiwanese, and Chinese economies can be dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. These China region economies can also be significantly affected by general social, economic, and political conditions in China and other countries. The willingness and ability of the Chinese government to support the Hong Kong and Chinese economies and markets is uncertain. China has yet to develop comprehensive securities, corporate, or commercial laws, and its market is relatively new and undeveloped. Also, foreign investments may be restricted. Changes in government policy could significantly affect the local markets.

Investments in Local Chinese Stocks Certain funds may invest in local Chinese securities, referred to as China A-shares, through the use of a qualified foreign institutional investor (“QFII”) license. The China Securities Regulatory Commission (“CSRC”) has the authority to grant QFII licenses, which allow foreign investments in A-shares on the Shanghai and Shenzhen Stock Exchanges and certain other securities historically not eligible for investment by non-Chinese investors. Each QFII is authorized to invest in China A-shares only up to a specified quota established by the Chinese State Administration of Foreign Exchange (“SAFE”). T. Rowe Price has received a QFII license permitting it to invest a portion of the assets of the Emerging Markets Stock, Institutional Emerging Markets Equity, International Discovery, and New Asia Funds in local Chinese securities. Although the laws of China permit the use of nominee accounts for clients of investment managers who are QFIIs, the Chinese regulators require the securities trading and settlement accounts to be maintained in the name of the QFII on behalf of the funds. Chinese regulators have been made aware that T. Rowe Price is acting as investment manager only and that any assets invested in A-shares belong to the funds. The funds’ custodian bank will maintain a specific sub-account for the A-share investments in the name of each fund. However, there is a risk that creditors of T. Rowe Price may assert that T. Rowe Price, and not the individual fund, is the legal owner of the securities and other assets in the accounts. If a court upholds such an assertion, creditors of T. Rowe Price could seek payment from the funds’ A-share investments.

Additional risks include a potential lack of liquidity, greater price volatility, and restrictions on the repatriation of invested capital. Because of low trading volume and various restrictions on the free flow of capital into the A-share market, the A-share market could be less liquid and trading prices of A-shares could be more volatile than other local securities markets. In addition, net realized profits on fund investments in A-shares may only be repatriated under certain conditions and upon the approval of SAFE.

Other funds may also invest in certain Shanghai-listed securities (“Stock Connect Securities”) through the Shanghai-Hong Kong Stock Connect (“Stock Connect”), which is a securities trading and clearing linked program developed by Hong Kong Exchanges and Clearing Limited (“HKEC”), the Shanghai Stock Exchange, and the China Securities Depository and Clearing Corporation Limited (“ChinaClear”) to permit mutual stock market access between mainland China and Hong Kong. Hong Kong Securities Clearing Company Limited (“HKSCC”), a clearing house operated by HKEC, acts as nominee for participants, such as the funds, accessing Stock Connect Securities.

Since the relevant regulations governing Stock Connect Securities are relatively new and untested, they are subject to change and there is no certainty as to how they will be applied. In particular, the courts may consider that the nominee or custodian, as registered holder of Stock Connect Securities, has full ownership over the Stock Connect Securities rather than the funds as the underlying beneficial owner. HKSCC, as nominee holder, does not guarantee the title to Stock Connect securities held through it and is under no obligation to enforce title or other rights associated with ownership on behalf of beneficial owners. Consequently, title to these securities, or the rights associated with them such as participation in corporate actions or shareholder meetings, cannot be assured. In the event ChinaClear defaults, HKSCC’s liabilities under its market contracts with participants will be limited to assisting participants with claims and a fund may not fully recover its losses or the Stock Connect Securities it owns. Recovery of the funds’ property may also be subject to delays and expenses, which may be material. Further, investors are currently able to trade Stock Connect Securities only up to certain daily maximums. Buy order and sell orders offset for purposes of the daily quota, which is applied to all market participants and not specifically to the funds or investment manager. If the daily quota is reached or a stock is recalled from the scope of eligible stocks for trading via the Stock Connect, a fund’s investment program would be adversely impacted.

Risk Factors of Investing in Taxable Debt Obligations

General

Yields on short-, intermediate-, and long-term debt securities are dependent on a variety of factors, including the general conditions of the money, bond, and foreign exchange markets; the size of a particular offering; the maturity of the obligation; and the credit rating of the issue. Debt securities with longer maturities tend to carry higher yields and are generally subject to greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of funds investing in debt securities to achieve their investment objectives is also dependent on the continuing ability of the issuers of the debt securities in which the funds invest to meet their obligations for the payment of interest and principal when due.

After purchase by the funds, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the funds. Neither event will require a sale of such security by the funds. However, such events will be considered in determining whether the funds should continue to hold the security. To the extent that the ratings given by Moody’s, S&P, or others may change as a result of changes in such organizations or their rating systems, the funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus. The ratings of Moody’s, S&P, and others represent their opinions as to the quality of securities that they undertake to rate. Ratings are not absolute standards of quality. When purchasing unrated securities, T. Rowe Price, under the supervision of the funds’ Boards, determines whether the unrated security is of a quality comparable to that which the funds are allowed to purchase.

Full Faith and Credit Securities

Securities backed by the full faith and credit of the United States (for example, GNMA and U.S. Treasury securities) are generally considered to be among the most, if not the most, creditworthy investments available. While the U.S. government has honored its credit obligations continuously for the last 200 years, political events have, at times, called into question whether the United States would default on its obligations. Such an event would be unprecedented and there is no way to predict its impact on the securities markets or the funds. However, it is very likely that default by the United States would result in losses to the funds.

Mortgage Securities

Mortgage-backed securities, including Government National Mortgage Association (“Ginnie Mae” or “GNMA”) securities differ from conventional bonds in that principal is paid back over the life of the security rather than at maturity. As a result, the holder of a mortgage-backed security (i.e., a fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. Therefore, GNMA securities may not be an effective means of “locking in” long-term interest rates due to the need for the funds to reinvest scheduled and unscheduled principal payments. The incidence of unscheduled principal prepayments is also likely to increase in mortgage pools owned by the funds when prevailing mortgage loan rates fall below the mortgage rates of the securities underlying the individual pool. The effect of such prepayments in a falling rate environment is to (1) cause the funds to reinvest principal payments at the then lower prevailing interest rate, and (2) reduce the potential for capital appreciation beyond the face amount of the security and adversely affect the return to the funds. Conversely, in a rising interest rate environment, such prepayments can be reinvested at higher prevailing interest rates, which will reduce the potential effect of capital depreciation to which bonds are subject when interest rates rise. When interest rates rise and prepayments decline, GNMA securities become subject to extension risk or the risk that the price of the securities will fluctuate more. In addition, prepayments of mortgage securities purchased at a premium (or discount) will cause such securities to be paid off at par, resulting in a loss (gain) to the funds. T. Rowe Price will actively manage the funds’ portfolios in an attempt to reduce the risk associated with investment in mortgage-backed securities.

The market value of adjustable rate mortgage securities (“ARMs”), like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. Because of their periodic adjustment feature, ARMs should be more sensitive to short-term interest rates than long-term rates. They should also display less volatility than long-term mortgage-backed securities. Thus, while having less risk of a decline during periods of rapidly rising rates, ARMs may also have less potential for capital appreciation than other investments of comparable maturities. Interest rate caps on mortgages underlying ARMs may prevent income on the ARMs from increasing to prevailing interest rate levels and cause the securities to decline in value. In addition, to the extent ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders’ principal investment to the extent of the premium paid. On the other hand, if ARMs are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.

High-Yield Securities

Special Risks of Investing in Junk Bonds The following special considerations are additional risk factors of funds investing in lower-rated securities.

• Lower-Rated Debt Securities An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of lower-rated debt securities in the funds’ portfolios, the funds’ net asset value, and the ability of the bonds’ issuers to repay principal and interest, meet projected business goals, and obtain additional financing than on higher-rated securities. These circumstances also may result in a higher incidence of defaults than with respect to higher-rated securities. Investment in funds which invest in lower-rated debt securities is more risky than investment in shares of funds which invest only in higher-rated debt securities.

• Sensitivity to Interest Rate and Economic Changes Prices of lower-rated debt securities may be more sensitive to adverse economic changes or corporate developments than higher-rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of lower-rated debt securities structured as zero-coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities which pay interest periodically and in cash. Where it deems it appropriate and in the best interests of fund shareholders, the funds may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of security holders of its portfolio companies.

• Liquidity and Valuation Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Nonrated securities are usually not as attractive to as many buyers as rated securities are, a factor which may make nonrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the funds and may also limit the ability of the funds to sell such securities at their fair value, either to meet redemption requests or in response to changes in the economy or the financial markets.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. To the extent the funds own or may acquire illiquid or restricted lower-rated securities, these securities may involve special registration responsibilities, liabilities, costs, and liquidity and valuation difficulties. Changes in values of debt securities which the funds own will affect its net asset value per share. If market quotations are not readily available for the funds’ lower-rated or nonrated securities, these securities will be valued by a method that the funds’ Boards believe accurately reflects fair value. Judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available.

• Taxation Special tax considerations are associated with investing in lower-rated debt securities structured as zero-coupon or pay-in-kind securities. The funds accrue income on these securities prior to the receipt of cash payments. The funds must distribute substantially all of its income to its shareholders to qualify for pass-

through treatment under the tax laws and may, therefore, have to dispose of portfolio securities to satisfy distribution requirements.

Risk Factors of Investing in Municipal Securities

General

Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of all the funds to achieve their investment objectives is also dependent on the continuing ability of the issuers of municipal securities in which the funds invest to meet their obligations for the payment of interest and principal when due. The ratings of Moody’s, S&P, and Fitch IBCA, Inc. (“Fitch”) represent their opinions as to the quality of municipal securities which they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon, and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. In 2010, Moody’s and Fitch recalibrated their ratings of municipal securities so they could use a single ratings scale for both municipal and corporate debt securities. This resulted in upgrades to ratings of certain municipal issuers based on the change in methodology and not on improvements in credit quality. It should also be pointed out that, unlike other types of investments, offerings of municipal securities have traditionally not been subject to regulation by, or registration with, the SEC, although there have been proposals which would provide for regulation in the future.

The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.

Proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Proposed “Flat Tax” and “Value Added Tax” proposals would also have the effect of eliminating the tax preference for municipal securities. Some of the past proposals would have applied to interest on municipal securities issued before the date of enactment, which would have adversely affected their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the funds and the value of a fund’s portfolio would be affected and, in such an event, the funds would reevaluate their investment objectives and policies. The lowering of income tax rates, including lowering tax rates on dividends and capital gains, could have a negative impact on the desirability of owning municipal securities.

Although the banks and securities dealers with which the funds will transact business will be banks and securities dealers that T. Rowe Price believes to be financially sound, there can be no assurance that they will be able to honor their obligations to the funds with respect to such transactions.

Municipal Bond Insurance The funds may purchase insured bonds from time to time. Municipal bond insurance provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond. The guarantee is purchased from a private, nongovernmental insurance company.

There are two types of insured securities that may be purchased by the funds: bonds carrying either (1) new issue insurance; or (2) secondary insurance. New issue insurance is purchased by the issuer of a bond in an effort to improve the bond’s credit rating. By meeting the insurer’s standards and paying an insurance premium based on the bond’s principal value, the issuer may be able to obtain a higher credit rating for the bond. The credit rating assigned to an insured municipal bond will usually reflect the financial strength of the issuer or insurer, whichever is higher. Once purchased, municipal bond insurance cannot be canceled, and the protection it affords continues as long as the bonds are outstanding and the insurer remains solvent.

The funds may also purchase bonds that carry secondary insurance purchased by an investor after a bond’s original issuance. Such policies insure a security for the remainder of its term. Generally, the funds expect that portfolio bonds carrying secondary insurance will have been insured by a prior investor. However, the funds may, on occasion, purchase secondary insurance on their own behalf.

Each of the municipal bond insurance companies has established reserves to cover estimated losses. Both the method of establishing these reserves and the amount of the reserves vary from company to company. The risk that a municipal bond insurance company may experience a claim extends over the life of each insured bond. Municipal bond insurance companies are obligated to pay a bond’s interest and principal when due if the issuing entity defaults on the insured bond. Defaults on insured municipal bonds have been fairly low to date, but certain of these insurers’ ratings have been downgraded and they are no longer insuring newly issued bonds. It is possible that there could be additional insurer downgrades and that default rates on insured bonds could increase substantially, which could further deplete an insurer’s loss reserves and adversely affect the ability of a municipal bond insurer to pay claims to holders of insured bonds, such as the funds. The inability of an insurer to pay a particular claim, or a downgrade of the insurer’s rating, could adversely affect the values of all the bonds it insures despite the quality of the underlying issuer. The number of municipal bond insurers is relatively small and, therefore, a significant amount of a municipal bond fund’s assets may be insured by a single issuer.

High-Yield Securities Lower-quality bonds, commonly referred to as “junk bonds,” are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Because investment in low- and lower-medium-quality bonds involves greater investment risk, to the extent the funds invest in such bonds, achievement of their investment objectives will be more dependent on T. Rowe Price’s credit analysis than would be the case if the funds were investing in higher-quality bonds. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. A projection of an economic downturn or higher interest rates, for example, could cause a decline in high-yield bond prices because the advent of such events could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. In addition, the secondary trading market for high-yield bonds may be less liquid than the market for higher-grade bonds, which can adversely affect the ability of the funds to dispose of their portfolio securities. Bonds for which there is only a “thin” market can be more difficult to value because objective pricing data may be less available and judgment would therefore play a greater role in the valuation process.

Risk Factors of Investing in Taxable and Tax-Free Money Market Funds

The T. Rowe Price money market funds will limit their purchases of portfolio instruments to those U.S. dollar-denominated securities which the funds’ Boards determine present minimal credit risk and which are eligible securities as defined in Rule 2a-7 under the 1940 Act. Eligible securities are generally securities which have been rated (or whose issuer has been rated or whose issuer has comparable securities rated) in one of the two highest short-term rating categories (which may include sub-categories) by nationally recognized statistical rating organizations (“NRSROs”) or, in the case of any instrument that is not so rated, is of comparable high quality as determined by T. Rowe Price pursuant to written guidelines established under the supervision of the funds’ Boards. In addition, the funds may treat certain variable and floating rate instruments with demand features as short-term securities pursuant to Rule 2a-7 under the 1940 Act.

There can be no assurance that the funds will achieve their investment objectives or be able to maintain their net asset values per share at $1.00. The price of the funds is not guaranteed or insured by the U.S. government and their yields are not fixed. While the funds invest in high-grade money market instruments, investment in the funds is not without risk, even if all portfolio instruments are paid in full at maturity. An increase in interest rates could reduce the value of the funds’ portfolio investments, and a decline in interest rates could increase the value. The funds can be impacted by changes in the laws and regulations that govern money market funds, such as Rule 2a-7 under the 1940 Act. On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. These amendments will affect the manner in which the funds and other money market funds are structured and operated, and may impact fund expenses, returns and liquidity. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (e.g., retail or institutional). The amendments have staggered compliance dates. Compliance with many of these amendments will be required by October 14, 2016, two years after the effective date for the amendments. As a result of these amendments, the funds may be required to take certain steps that will have an adverse impact, although the precise impact of these changes are still being assessed and have not yet been fully determined.

State Tax-Free Funds

The following information about the state tax-free funds is updated in June of each year. More current information is available in shareholder reports for these funds.

California Tax-Free Bond and California Tax-Free Money Funds

Risk Factors Associated with a California Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The funds invest mainly in municipal bonds and other municipal debt instruments issued by the state of California and its various political subdivisions and agencies. However, if the funds invest in any securities that pay income that is exempt from California income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least of 80% of its net assets in securities that pay interest exempt from federal and California income tax. The issuers of these debt obligations include the state of California and its agencies and authorities, counties and municipalities and their agencies and authorities, various California public institutions of higher education, and certain California not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

Debt is issued for a wide variety of public purposes, including transportation, housing, education, electric power, and healthcare. The state of California, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are generally backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. As part of its cash management program, the state regularly issues short-term notes to meet its disbursement requirements in advance of the receipt of revenues. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge. Local governments also raise capital through the use of Mello-Roos, 1915 Act Bonds, and Tax Increment Bonds, all of which are generally riskier than general obligation debt as they often rely on tax revenues to be generated by future development for their support.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Political and Legislative Conditions Certain provisions of the California state constitution and state statutes limit the taxing and spending authority of California governmental entities, thus affecting their ability to meet debt service obligations. For example, the constitution limits ad valorem taxes on real property to 1% of “full cash value” and restricts the ability of taxing entities to increase real property taxes. It also prohibits the state from spending revenues beyond its annually adjusted “appropriations limit.” Yet another provision further restricts the ability of local governments to levy and collect existing and future taxes, assessments, and fees. In addition to limiting the financial flexibility of local governments in the state, the provision also increases the possibility of voter-determined tax rollbacks and repeals.

One effect of the tax and spending limitations in California has been a broad scale shift by local governments away from general obligation debt requiring voter approval and pledging of future tax revenues toward lease revenue financing that is subject to abatement and does not require voter approval. Lease-backed debt is generally viewed as a less secure form of borrowing and therefore entails greater credit risk.

Future initiatives, if proposed and adopted, or future court decisions could create renewed pressure on California governments and their ability to raise revenues. Although Orange County notably filed for protection under the U.S. Bankruptcy Code in 1994, overall the state and its underlying governments have displayed flexibility in overcoming the negative effects of past initiatives.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of California, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. While California’s economy has been diverse and resilient, and is typically the largest among the 50 states, the state of California is also normally among the most highly indebted states in the nation. The state has historically experienced more extreme swings in employment levels and property values relative to the rest of the country. In addition, California is more prone to earthquakes and other natural disasters, which can result in sudden economic downturns and the unexpected inability of issuers to meet their obligations, as well as a long-lasting negative impact on the overall California municipal securities market. More detailed information regarding economic conditions and the financial strength of California is available in the funds’ annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The funds may from time to time invest in electric revenue issues. The financial performance of these utilities was impacted by the industry’s moves toward deregulation and increased competition. California’s original electric utility restructuring plan proved to be flawed as it placed over-reliance on the spot market for power purchases during a period of substantial supply and demand imbalance. Now that deregulation has been suspended, municipal utilities face a more traditional set of challenges. In particular, some electric revenue issuers have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Other risks include unexpected outages, plant shutdowns, and more stringent environmental regulations.

Georgia Tax-Free Bond Fund

Risk Factors Associated with a Georgia Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The fund invests mainly in municipal bonds and other municipal debt instruments issued by the state of Georgia and its various political subdivisions and agencies. However, if the fund invests in any securities that pay income that is exempt from Georgia income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least of 80% of its net assets in securities that pay interest exempt from federal and Georgia income tax. The issuers of these debt obligations include the state of Georgia and its agencies and authorities, counties and municipalities and their agencies and authorities, various Georgia public institutions of higher education, and certain Georgia not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of Georgia, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state and may or may not be subject to annual appropriations from the state’s general fund. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The Georgia Constitution imposes certain debt limits and controls. The state’s general obligation highest annual debt service requirement cannot exceed 10% of the prior year’s State treasury receipts. The state also established “debt affordability” limits which provide that outstanding debt will not exceed 3.5% of personal income or that maximum annual debt service will not exceed 7% of the prior year’s State treasury receipts.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of Georgia, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. While local governments in Georgia are primarily reliant on independent revenue sources, such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. More detailed information regarding economic conditions and the financial strength of Georgia is available in the fund’s annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

Maryland Short-Term Tax-Free Bond, Maryland Tax-Free Bond, and Maryland Tax-Free Money Funds

Risk Factors Associated with a Maryland Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The funds invest mainly in municipal bonds and other municipal debt instruments issued by the state of Maryland and its various political subdivisions and agencies. However, if the funds invest in any securities that pay income that is exempt from Maryland income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least of 80% of its net assets in securities that pay interest exempt from federal and Maryland income tax. The issuers of these debt obligations include the state of Maryland and its agencies and authorities, counties and municipalities and their agencies and authorities, various Maryland public institutions of higher education, and certain Maryland not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of Maryland, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, many counties, municipalities, and agencies of the state and local government are authorized to borrow money under laws expressly providing that the loan obligations are not debts or pledges of the full faith and credit of the state. The state constitution imposes a 15-year maturity limit on state-issued general obligation bonds. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The fund may also purchase municipal bonds and other municipal debt instruments that are issued by the District of Columbia, or one of its agencies or authorities, but provide for dual income tax exemption in the District of Columbia and Maryland. Such investments are normally revenue bonds that derive their revenues from projects or facilities with economic and geographic ties to both the District of Columbia and Maryland.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of Maryland, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. More detailed information regarding economic conditions and the financial strength of Maryland is available in the funds’ annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and of uncertain duration.

The funds may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The funds may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

New Jersey Tax-Free Bond Fund

Risk Factors Associated with a New Jersey Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The fund invests mainly in municipal bonds and other municipal debt instruments issued by the state of New Jersey and its various political subdivisions and agencies. However, if the fund invests in any securities that pay income that is exempt from New Jersey income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least of 80% of its net assets in securities that pay interest exempt from federal and New Jersey income tax. The issuers of these debt obligations include the state of New Jersey and its agencies and authorities, counties and municipalities and their agencies and authorities, various New Jersey public institutions of higher education, and certain New Jersey not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of New Jersey, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, many counties, municipalities, and agencies of the state and local government are authorized to borrow money under laws expressly providing that the loan obligations are not debts or pledges of the full faith and credit of the state. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The majority of the state’s debt is “appropriation-backed.” This means that the debt service payments on these obligations must be funded annually by the state legislature, but the legislature has no legal obligation to continue to make such appropriations.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. These issues are sold through various governmental conduits, such as the New Jersey Economic Development Authority and various local issuers, and are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied. In the past, a number of New Jersey Economic Development Authority issues have defaulted as a result of borrower financial difficulties.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the state of New Jersey, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. The state of New Jersey is typically among the most highly indebted states in the nation. More detailed information regarding economic conditions and the financial strength of New Jersey is available in the fund’s annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of consumer affordability.

New York Tax-Free Bond and New York Tax-Free Money Funds

Risk Factors Associated with a New York Portfolio

The funds’ concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The funds invest mainly in municipal bonds and other municipal debt instruments issued by the state of New York and its various political subdivisions and agencies. However, if the funds invest in any securities that pay income that is exempt from New York income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least of 80% of its net assets in securities that pay interest exempt from federal and New York income tax. The issuers of these debt obligations include: the state of New York, New York City, and their agencies and authorities; counties, other municipalities, and their agencies and authorities; various New York public institutions of higher education; and certain New York not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

The state of New York, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. However, bonds issued by certain counties, municipalities, and agencies of the state and local government are not backed by the full faith and credit of the state of New York or New York City. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The majority of the state’s debt is “appropriation-backed.” This means that the debt service payments on these obligations must be funded annually by the state legislature, but the legislature has no legal obligation to continue to make such appropriations.

The funds may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolios is dependent upon the financial strength of the state of New York, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. The state of New York is typically among the most highly indebted states in the nation and New York City is typically one of the most indebted U.S. cities. More detailed information regarding economic conditions and the financial strength of New York is available in the funds’ annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the funds’ assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The funds may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The funds may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of consumer affordability.

Virginia Tax-Free Bond Fund

Risk Factors Associated with a Virginia Portfolio

The fund’s concentration in the debt obligations of a single state carries a higher risk than a portfolio that is more geographically diversified.

Types of Municipal Debt The fund invests mainly in municipal bonds and other municipal debt instruments issued by the commonwealth of Virginia and its various political subdivisions and agencies. However, if the fund invests in any securities that pay income that is exempt from Virginia income taxes (for example, municipal obligations of U.S. territories or a neighboring state), such investments will be included toward the fund’s investment policy to invest at least of 80% of its net assets in securities that pay interest exempt from federal and Virginia income tax. The issuers of these debt obligations include the commonwealth of Virginia and its agencies and authorities, counties and municipalities and their agencies and authorities, various Virginia public institutions of higher education, and certain Virginia not-for-profit organizations (e.g., hospitals, private colleges, and nursing homes). The credit quality and risks of these investments will vary according to each security’s structure and underlying economics.

Debt is issued for a wide variety of public purposes, including transportation, housing, education, healthcare, and industrial development. The commonwealth of Virginia, and its local governments, agencies and authorities, issue two basic types of debt: general obligation bonds and revenue bonds. General obligation bonds are backed by the unlimited taxing power of the issuer. Under Virginia law, general obligation debt is limited to 1.15 times the average of the preceding three years’ income tax and sales and use collections. However, bonds issued by many counties, municipalities, and agencies of the commonwealth and local government are not backed by the full faith and credit of the commonwealth but instead are subject to annual appropriations from the commonwealth’s general fund. Revenue bonds are typically secured by specific pledged fees or charges for a related project, such as fees generated from the use of facilities or enterprises financed by the bonds. Included within the revenue bond sector are tax-exempt lease obligations that are subject to annual appropriations of a governmental body, usually with no implied tax or specific revenue pledge.

The fund may also purchase municipal bonds and other municipal debt instruments that are issued by the District of Columbia, or one of its agencies or authorities, but provide for dual income tax exemption in the District of Columbia and Virginia. Such investments are normally revenue bonds that derive their revenues from projects or facilities with economic and geographic ties to both the District of Columbia and Virginia.

The fund may also invest in private activity bond issues for corporate and nonprofit borrowers. Sold through various governmental conduits, these issues are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is provided or implied.

Economic and Financial Conditions To a large degree, the credit risk of the portfolio is dependent upon the financial strength of the commonwealth of Virginia, its localities and agencies. Financial strength is, in turn, influenced by changing economic conditions which affect the level of taxes collected and revenues earned. While local governments in Virginia are primarily reliant on independent revenue sources, such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. More detailed information regarding economic conditions and the financial strength of Virginia is available in the fund’s annual and semi-annual shareholder reports.

Sectors Investment concentration in a particular sector can present unique risks. For example, a significant portion of the fund’s assets may be invested in issues related to health care providers. The hospital industry has been under significant pressure to reduce expenses and shorten length of hospital stays, a phenomenon that has negatively affected the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms that are typically complex, subject to numerous conditions, and uncertain as to how long they will continue.

The fund may from time to time invest in electric revenue issues that have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance, or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The fund may invest in issues related to life care, which includes nursing homes, assisted living facilities, and continuing care retirement communities. These bonds are typically issued with longer-term maturities, although they are usually callable by the issuer on prescribed dates before maturity. Many life care municipal bonds are considered below investment grade or are not rated by a credit rating agency. Reasons for the higher credit risk include uncertainty over future regulations and Medicaid funding, increased competition, and a lack of affordability.

All Tax-Free Funds

Puerto Rico From time to time, the funds may invest in debt obligations of the Commonwealth of Puerto Rico and its public corporations, as well as debt obligations of other U.S. territories, the interest of which may be exempt from U.S. federal, state, and local income taxes. As of June 1, 2015, the general obligation debt of Puerto Rico was rated Caa2 by Moody’s, CCC+ by S&P, and B by Fitch. The credit ratings reflect, in part, their concerns regarding a weak economy, structural budget imbalances, diminished liquidity, underfunded pensions, and a rising debt burden. Puerto Rico’s debt has been downgraded recently, and several times over the past few years, as its market access prospects have further weakened and its ability to meet financial commitments have become increasingly tied to business, financial, and economic conditions in the Commonwealth. In April 2015, S&P downgraded Puerto Rico’s general obligation debt from B to CCC+ and, in May 2015, Moody’s downgraded Puerto Rico’s general obligation debt from Caa1 to Caa2. As of June 1, 2015, all three rating agencies have assigned a negative outlook to their rating, and S&P and Fitch have placed Puerto Rico on a negative watch, which increases the chances that the rating will be further lowered.

Debt As of July 31, 2014, the outstanding debt of Puerto Rico totaled $71 billion, which is large relative to the size of its economy. This includes bonds supported by the commonwealth’s general obligation pledge, appropriations or guarantee; public corporations such as highways, water and sewer, and electric power, and municipalities.

Guaranteed direct obligations of the commonwealth supported by a general obligation pledge are subject to limitations imposed by the commonwealth’s constitution. Debts of its municipalities are typically supported by property taxes and municipal license taxes, with support from the commonwealth, if necessary. Debts of its public corporations are generally supported by the entity’s revenues or by the commonwealth’s appropriations or taxes.

As a result of these rating downgrades, general obligation bonds issued by Puerto Rico are currently considered below investment grade by the rating agencies. The reduction in credit rating could significantly lessen the demand for securities issued by Puerto Rico, its agencies or instrumentalities, which may prevent those issuers from obtaining the financing they need. This outcome could increase Puerto Rico’s risk of default and risk that an issuer might not be able to pay interest or principal when due, especially during times of weakening economic conditions or rising interest rates. If the economic conditions in Puerto Rico persist or worsen, a fund’s performance could be adversely impacted to the extent it has exposure to Puerto municipal obligations.

Though different measures suggest Puerto Rico’s debt burden is high relative to a U.S. state, the commonwealth issues or supports bonds on behalf of municipalities and other governmental units. In many cases, this type of debt would be issued by local government or public agencies which are independent entities in the United States. One measure to monitor the commonwealth debt levels is by comparing the rate of growth of its debt to the rate of growth of its gross national product (“GNP”). For the four-year period ended in June 30, 2014, total public sector debt increased by 18%, whereas nominal-GNP for the same four-year period increased by 18%.

Economy Puerto Rico’s economy is linked in many ways to the U.S. economy. Like the United States, the commonwealth experienced an economic recession in the late 2000’s. Government officials estimate that the economy (as measured by real GNP) contracted 3.8% in 2009, 3.6% in 2010, 1.7% in 2011, grew by 0.9% during 2012, and contracted by 0.3% in 2013. The forecast for growth is lower than that of the United States.

Manufacturing, especially pharmaceuticals, is very important to the local economy. Manufacturing accounted for approximately 46% of GDP in 2013, and 8% of non-farm payroll employment. Services are another component of the local economy, and represented 43% of GDP and 60% of employment in 2013. Tourism is an important sub-sector of services, and an important driver of Puerto Rico’s economy. The number of tourists and the value of their expenditures increased 18% between 2008 and 2013.

For many years, U.S. companies operating in Puerto Rico were eligible to receive special tax treatment. Since 1976, Section 936 of the U.S. tax code entitled certain corporations to credit income derived from business activities in the commonwealth against their United States corporate income tax and spurred significant expansion in capital intensive manufacturing, particularly large pharmaceutical firms. The tax benefits, however, were eliminated beginning with the 2006 tax year. While the ultimate impact of the phase outs is being evaluated, indications are that major pharmaceutical, instrument, and electronic manufacturing firms have not exited the market, but employment in this sector is trending downward as some individual plants have closed while others have become more automated.

Financial Puerto Rico’s general fund revenues, on a budgetary basis, were $8.7 billion in fiscal year 2013 (yielding a deficit of $1.3 billion); fiscal year 2014 (unaudited) appears to have produced a $0.7 billion deficit. The prior governor and his administration implemented various fiscal measures, including substantial borrowings, stimulus plans, expense re-structuring, payroll cuts, and tax reform in an effort to reduce the budget gap. A balanced budget was originally projected for fiscal year 2013 but did not occur. A new governor for the commonwealth was elected in November 2012; he is working on reforms and strategies to minimize the fiscal year 2014 budget gap as balance the budget in fiscal year 2015. Through the first nine months of fiscal year 2015, Puerto Rico’s general fund revenues (unaudited) are running $153 million below budget; the Governor has proposed a tax amnesty program to bring fiscal year operations into balance, but there are no assurances that this can be achieved.

All Funds

Cyber Security Risk

As the use of the Internet and other technologies has become more prevalent in the course of business, the funds have become more susceptible to operational and financial risks associated with cyber attacks. Cyber security incidents can result from deliberate attacks, such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cyber security failures or breaches of the funds, or their service providers or the issuers of securities in which the funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of fund shareholders to transact, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed that are designed to reduce the risks associated with cyber attacks, there is no guarantee that those measures will be effective, particularly since the funds do not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

PORTFOLIO SECURITIES

Types of Securities

Set forth below is additional information about certain of the investments described in the funds’ prospectuses.

Equity Securities

Common and preferred stocks both represent an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters while preferred stock does not ordinarily carry voting rights. In the event an issuer is liquidated or declares bankruptcy, the claims of secured and unsecured creditors and owners of bonds take precedence over the claims of those who own preferred stock, and the owners of preferred stock take precedence over the claims of those who own common stock.

Although owners of common stock are typically entitled to receive any dividends on such stock, owners of common stock participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Because increases and decreases in earnings are usually reflected in a company’s stock price, common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating or non-participating, or adjustable rate. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock, while a passed dividend on non-cumulative preferred stock is generally gone forever. Participating preferred stock may be entitled to a dividend exceeding the declared dividend in certain cases, while non-participating preferred stock is limited to the stipulated dividend. Adjustable rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in certain interest rates. Convertible preferred stock is exchangeable for a specified number of common stock shares and is typically more volatile than non-convertible preferred stock, which tends to behave more like a bond.

The funds may make equity investments in companies through initial public offerings and by entering into privately negotiated transactions involving equity securities that are not yet publicly traded on a stock exchange. Stocks may also be purchased on a “when-issued” basis, which is used to refer to a security that has not yet been issued but that will be issued in the future. The term may be used for new stocks and stocks that have split but have not yet started trading.

Debt Securities

• U.S. Government Obligations Bills, notes, bonds, and other debt securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. government. These are direct obligations of the U.S. government and differ mainly in the length of their maturities. U.S. Treasury Obligations may also include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”), as well as Treasury inflation-protected securities (“TIPS”) whose principal value is periodically adjusted according to the rate of inflation.

• U.S. Government Agency Securities Issued or guaranteed by U.S. government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association (“Fannie Mae” or “FNMA”), GNMA, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the U.S. Treasury. These may also include securities issued by eligible private institutions that are guaranteed by certain U.S. government agencies under authorized programs.

• Bank Obligations Certificates of deposit, banker’s acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker’s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

• Savings and Loan Obligations Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

• Supranational Agencies Securities of certain supranational entities, such as the International Development Bank.

• Corporate Debt Securities Outstanding corporate debt securities (e.g., bonds and debentures). Corporate notes may have fixed, variable, or floating rates.

• Short-Term Corporate Debt Securities Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

• Commercial Paper and Commercial Notes Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates and may contain options, exercisable by either the buyer or the seller, that extend or shorten the maturity of the note.

• Foreign Government Securities Issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

• Funding Agreements Obligations of indebtedness negotiated privately between the funds and an insurance company. Often such instruments will have maturities with unconditional put features, exercisable by the funds, requiring return of principal within one year or less.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Mortgage-Related Securities

• Mortgage-Backed Securities Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year and 15-year fixed rate, and graduated payment mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the funds. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities’ weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the funds. This principal is returned to the funds at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the federal agency that issued them or a downturn in housing prices. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

• U.S. Government Agency Mortgage-Backed Securities These are obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as GNMA, FNMA, the Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”), and the Federal Agricultural Mortgage Corporation (“Farmer Mac” or “FAMC”). FNMA, FHLMC, and FAMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but they are supported by the instrumentality’s right to borrow from the U.S. Treasury. On September 7, 2008, FNMA and FHLMC were placed under conservatorship of the Federal Housing Finance Agency, an independent federal agency. U.S. Government

Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Each of GNMA, FNMA, FHLMC, and FAMC guarantees timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions.

• GNMA Certificates GNMA is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the “Housing Act”), authorizes GNMA to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949, or guaranteed by the Department of Veterans Affairs under the Servicemen’s Readjustment Act of 1944, as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

• FNMA Certificates FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. FNMA Certificates represent a pro-rata interest in a group of mortgage loans purchased by FNMA. FNMA guarantees the timely payment of principal and interest on the securities it issues. The obligations of FNMA are not backed by the full faith and credit of the U.S. government.

• FHLMC Certificates FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended. FHLMC Certificates represent a pro-rata interest in a group of mortgage loans purchased by FHLMC. FHLMC guarantees timely payment of interest and principal on certain securities it issues and timely payment of interest and eventual payment of principal on other securities it issues. The obligations of FHLMC are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. government.

• FAMC Certificates FAMC is a federally chartered instrumentality of the United States established by Title VIII of the Farm Credit Act of 1971, as amended. FAMC was chartered primarily to attract new capital for financing of agricultural real estate by making a secondary market in certain qualified agricultural real estate loans. FAMC provides guarantees of timely payment of principal and interest on securities representing interests in, or obligations backed by, pools of mortgages secured by first liens on agricultural real estate. Similar to FNMA and FHLMC, FAMC Certificates are not supported by the full faith and credit of the U.S. government; rather, FAMC may borrow from the U.S. Treasury to meet its guaranty obligations.

As discussed above, prepayments on the underlying mortgages and their effect upon the rate of return of a mortgage-backed security is the principal investment risk for a purchaser of such securities, like the funds. Over time, any pool of mortgages will experience prepayments due to a variety of factors, including (1) sales of the underlying homes (including foreclosures), (2) refinancings of the underlying mortgages, and (3) increased amortization by the mortgagee. These factors, in turn, depend upon general economic factors, such as level of interest rates and economic growth. Thus, investors normally expect prepayment rates to increase during periods of strong economic growth or declining interest rates, and to decrease in recessions and rising interest rate environments. Accordingly, the life of the mortgage-backed security is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular mortgage-backed security, but FHA statistics indicate that 25- to 30-year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA Certificates are backed by mortgages of this type, and, accordingly, the generally accepted practice treats GNMA Certificates as 30-year securities which prepay in full in the 12th year. FNMA and FHLMC Certificates may have differing prepayment characteristics.

Fixed-rate mortgage-backed securities bear a stated “coupon rate” which represents the effective mortgage rate at the time of issuance, less certain fees to GNMA, FNMA, and FHLMC for providing the guarantee, and the issuer for assembling the pool and for passing through monthly payments of interest and principal.

Payments to holders of mortgage-backed securities consist of the monthly distributions of interest and principal less the applicable fees. The actual yield to be earned by a holder of mortgage-backed securities is calculated by dividing interest payments by the purchase price paid for the mortgage-backed securities (which may be at a premium or a discount from the face value of the certificate).

Monthly distributions of interest, as contrasted to semiannual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on mortgage-backed securities. Because of the variation in the life of the pools of mortgages which back various mortgage-backed securities, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of mortgage-backed securities will differ significantly from the yield estimated by using an assumption of a certain life for each mortgage-backed security included in such a portfolio as described above.

• Commercial Mortgage-Backed Securities (“CMBS”) These are securities created from a pool of commercial mortgage loans, such as loans for hotels, restaurants, shopping centers, office buildings, and apartment buildings. Interest and principal payments from the underlying loans are passed through to the funds according to a schedule of payments. CMBS are structured similarly to mortgage-backed securities in that both are backed by mortgage payments. However, CMBS involve loans related to commercial property, whereas mortgage-backed securities are based on loans relating to residential property. Because commercial mortgages tend to be structured with prepayment penalties, CMBS generally carry less prepayment risk than loans backed by residential mortgages. Credit quality depends primarily on the quality of the loans themselves and on the structure of the particular deal. However, the value of these securities may change because of actual or perceived changes in the creditworthiness of the individual borrowers, their tenants, and servicing agents, or due to deterioration in the general state of commercial real estate or overall economic conditions.

• Collateralized Mortgage Obligations (“CMOs”) CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a “tranche.” Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under such a CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The “fastest-pay” tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives.

New types of CMO tranches continue to evolve such as floating-rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. Some newer structures could affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the funds invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the deal (priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of

CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

• U.S. Government Agency Multi-Class Pass-Through Securities Unlike CMOs, U.S. Government Agency Multi-Class Pass-Through Securities, which include FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Through Certificates and FHLMC Multi-Class Mortgage Participation Certificates, are ownership interests in a pool of mortgage assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities.

• Multi-Class Residential Mortgage Securities Such securities represent interests in pools of mortgage loans to residential home buyers made by commercial banks, savings and loan associations, or other financial institutions. Unlike GNMA, FNMA, and FHLMC securities, the payment of principal and interest on Multi-Class Residential Mortgage Securities is not guaranteed by the U.S. government or any of its agencies. Accordingly, yields on Multi-Class Residential Mortgage Securities have been historically higher than the yields on U.S. government mortgage securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government or its agencies. Additionally, pools of such securities may be divided into senior or subordinated segments. Although subordinated mortgage securities may have a higher yield than senior mortgage securities, the risk of loss of principal is greater because losses on the underlying mortgage loans must be borne by persons holding subordinated securities before those holding senior mortgage securities.

• Privately Issued Mortgage-Backed Certificates These are pass-through certificates issued by nongovernmental issuers. Pools of conventional residential or commercial mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurance, or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the funds’ quality standards. The funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the funds’ quality standards.

• Stripped Mortgage-Backed Securities These instruments represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. Interest only securities (“IOs”) receive the interest portion of the cash flow while principal only securities (“POs”) receive the principal portion. IOs and POs are usually structured as tranches of a CMO. Stripped Mortgage-Backed Securities may be issued by U.S. government agencies or by private issuers similar to those described above with respect to CMOs and privately issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the PO, as with other mortgage-backed securities described herein, and other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the funds.

The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the case of IOs, prepayments affect the amount of cash flows provided to the investor. In contrast, prepayments on the mortgage pool affect the timing of cash flows received by investors in POs. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, investors may fail to fully recoup their initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

The determination of whether a particular IO or PO is liquid is made on a case by case basis under guidelines and standards established by the funds’ Boards. The funds’ Boards have delegated to T. Rowe Price the authority to determine the liquidity of these instruments based on a number of factors such as: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue’s structure, including the number of tranches; and size of the issue and the number of dealers who make a market in the IO or PO.

• Adjustable Rate Mortgage Securities (“ARMs”) ARMs, like fixed-rate mortgages, have a specified maturity date, and the principal amount of the mortgage is repaid over the life of the mortgage. Unlike fixed-rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified, published interest rate “index” such as a Treasury rate index. The new rate is determined by adding a specific interest amount, the “margin,” to the interest rate of the index. Investment in ARMs allows the funds to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and lower price volatility than longer-term fixed-rate mortgage securities. ARMs are a less effective means of locking in long-term rates than fixed-rate mortgages since the income from adjustable rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

• TBAs and Dollar Rolls Funds that purchase or sell mortgage-backed securities may choose to purchase or sell certain mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be announced” (TBA) market. With TBA transactions, the fund would enter into a commitment to either purchase or sell mortgage-backed securities for a fixed price, with payment and delivery at a scheduled future date beyond the customary settlement period for mortgage-backed securities. These transactions are considered to be TBA because the fund commits to buy a pool of mortgages that have yet to be specifically identified but will meet certain standardized parameters (such as yield, duration, and credit quality) and contain similar loan characteristics. For either purchase or sale transactions, a fund may choose to extend the settlement through a “dollar roll” transaction in which it sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price. These transactions have the potential to enhance the fund’s returns and reduce its administrative burdens when compared with holding mortgage-backed securities directly, although these transactions will increase the fund’s portfolio turnover rate. During the roll period, the fund foregoes principal and interest paid on the securities. However, the fund would be compensated by the difference between the current sale price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.

Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the fund will still bear the risk of any decline in the value of the security to be delivered. Dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities for different settlement dates. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the fund may be less favorable than the security delivered to the dealer.

• Other Mortgage-Related Securities Governmental, government-related, or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the investment manager will, consistent with the funds’ objectives, policies, and quality standards, consider making investments in such new types of securities.

Asset-Backed Securities

Background The asset-backed securities (“ABS”) market has been one of the fastest growing sectors of the U.S. fixed-income market since its inception in late 1985. Although initial ABS transactions were backed by auto loans and credit card receivables, today’s market has evolved to include a variety of asset types including home equity loans, student loans, equipment leases, stranded utility costs, and collateralized bond/loan obligations. For investors, securitization typically provides an opportunity to invest in high-quality securities with higher credit ratings and less downgrade/event risk than corporate bonds. Unlike mortgages, prepayments on ABS collateral are less sensitive to changes in interest rates. They can also be structured into classes that meet the market’s demand for various maturities and credit quality.

Structure Asset-backed securities are bonds that represent an ownership interest in a pool of receivables sold by originators into a special purpose vehicle (“SPV”). The collateral types can vary, so long as they are secured by homogeneous assets with relatively predictable cash flows. Assets that are transferred through a sale to a SPV are legally separated from those of the seller/servicer, which insulates investors from bankruptcy or other event risk associated with the seller/servicer of those assets. Most senior tranches of ABS are structured to a triple-A rated level through credit enhancement; however, ABS credit ratings range from AAA to non-investment grade. Many ABS transactions are structured to include payout events/performance triggers which provide added protection against deteriorating credit quality.

ABS structures are generally categorized by two distinct types of collateral. Amortizing assets (such as home equity loans, auto loans, and equipment leases) typically pass through principal and interest payments directly to investors, while revolving assets (such as credit card receivables, home equity lines of credit, and dealer floor-plan loans) typically reinvest principal and interest payments in new collateral for a specified period of time. The majority of amortizing transactions are structured as straight sequential-pay transactions. In these structures, all principal amortization and prepayments are directed to the shortest maturity class until it is retired, then to the next shortest class and so on. The majority of revolving assets are structured as bullets, whereby investors receive periodic interest payments and only one final payment of principal at maturity.

Underlying Assets The asset-backed securities that may be purchased include securities backed by pools of mortgage-related receivables known as home equity loans, or of consumer receivables such as automobile loans or credit card loans. Other types of ABS may also be purchased. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield and return on any asset-backed security is difficult to predict with precision and actual return or yield to maturity may be more or less than the anticipated return or yield to maturity.

Methods of Allocating Cash Flows While some asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The funds may invest in such asset-backed securities if the investment is otherwise consistent with the fund’s investment objectives, policies, and restrictions.

Types of Credit Support Asset-backed securities are typically backed by a pool of assets representing the obligations of a diversified pool of numerous obligors. To lessen the effect of failures by obligors on the ability of underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained from third parties, “external credit enhancement,” through various means of structuring the transaction, “internal credit enhancement,” or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include:

• Excess Spread Typically, the first layer of protection against losses, equal to the cash flow from the underlying receivables remaining after deducting the sum of the investor coupon, servicing fees, and losses.

• Subordination Interest and principal that would have otherwise been distributed to a subordinate class is used to support the more senior classes. This feature is intended to enhance the likelihood that the holder of the senior class certificate will receive regular payments of interest and principal. Subordinate classes have a greater risk of loss than senior classes.

• Reserve Funds Cash that is deposited and/or captured in a designated account that may be used to cover any shortfalls in principal, interest, or servicing fees.

• Overcollateralization A form of credit enhancement whereby the principal amount of collateral used to secure a given transaction exceeds the principal of the securities issued. Overcollateralization can be created at the time of issuance or may build over time.

• Surety Bonds Typically consist of third-party guarantees to irrevocably and unconditionally make timely payments of interest and ultimate repayment of principal in the event there are insufficient cash flows from the underlying collateral.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Depending upon the type of assets securitized, historical information on credit risk and prepayment rates may be limited or even unavailable. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security. There is no guarantee that the amount of any type of credit enhancement available will be sufficient to protect against future losses on the underlying collateral.

Some of the specific types of ABS that the funds may invest in include the following:

• Home Equity Loans These ABS typically are backed by pools of mortgage loans made to subprime borrowers or borrowers with blemished credit histories. The underwriting standards for these loans are more flexible than the standards generally used by banks for borrowers with unblemished credit histories with regard to the borrower’s credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan.

As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. Furthermore, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner.

With respect to first lien mortgage loans, the underwriting standards do not prohibit a mortgagor from obtaining, at the time of origination of the originator’s first lien mortgage loan, additional financing which is subordinate to that first lien mortgage loan, which subordinate financing would reduce the equity the mortgagor would otherwise appear to have in the related mortgaged property as indicated in the loan-to-value ratio.

Risk regarding mortgage rates

The pass-through rates on the adjustable-rate certificates may adjust monthly and are generally based on one-month LIBOR. The mortgage rates on the mortgage loans are either fixed or adjusted semiannually based on six-month LIBOR, which is referred to as a mortgage index. Because the mortgage index may respond to various economic and market factors different than those affecting one-month LIBOR, there is not necessarily a correlation in the movement between the interest rates on those mortgage loans and the pass-through rates of the adjustable rate certificates. As a result, the interest payable on the related interest-bearing certificates may be reduced because of the imposition of a pass-through rate cap called the “net rate cap.”

Yield and reinvestment could be adversely affected by unpredictability of prepayments

No one can accurately predict the level of prepayments that an asset-backed mortgage pool may experience. Factors which influence prepayment behavior include general economic conditions, the level of prevailing interest rates, the availability of alternative financing, the applicability of prepayment charges, and homeowner mobility. Reinvestment risk results from a faster or slower rate of principal payments than expected. A rising interest rate environment and the resulting slowing of prepayments could result in greater volatility of these securities. A falling interest rate environment and the resulting increase in prepayments could require reinvestment in lower yielding securities.

• Credit Card-Backed Securities These ABS are backed by revolving pools of credit card receivables. Due to the revolving nature of these assets, the credit quality could change over time. Unlike most other asset-backed securities, credit card receivables are unsecured obligations of the cardholder and payments by cardholders are the primary source of payment on these securities. The revolving nature of these card accounts generally provides for monthly payments to the trust. In order to issue securities with longer dated maturities, most Credit Card-Backed Securities are issued with an initial “revolving” period during which collections are reinvested in new receivables. The revolving period may be shortened upon the occurrence of specified events which may signal a potential deterioration in the quality of the assets backing the security.

• Automobile Loans These ABS are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles. These securities are primarily discrete pools of assets which pay down over the life of the ABS. The securities are not obligations of the seller of the vehicle, or servicer of the loans. The primary source of funds for payments on the securities comes from payment on the underlying trust receivables as well as from credit support.

Inflation-Linked Securities

Inflation-linked securities are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. TIPS, or Treasury inflation-protected securities, are inflation-linked securities issued by the U.S. government. Inflation-linked bonds are also issued by corporations, U.S. government agencies, states, and foreign countries. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of your investment. Because of this inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. Municipal inflation bonds generally have a fixed principal amount and the inflation component is reflected in the nominal coupon.

Inflation-protected bonds normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and the rate of inflation is 2%, the real interest rate is 3%.) If inflation is negative, the principal and income of an inflation-protected bond will decline and could result in losses for the fund.

Inflation adjustments or TIPS that exceed deflation adjustments for the year will be distributed by a fund as a short-term capital gain, resulting in ordinary income to shareholders. Net deflation adjustments for a year could result in all or a portion of dividends paid earlier in the year by a fund being treated as a return of capital.

Collateralized Bond or Loan Obligations

Collateralized Bond Obligations (“CBOs”) are bonds collateralized by corporate bonds, mortgages, or pools of asset-backed securities and Collateralized Loan Obligations (“CLOs”) are bonds collateralized by pools of bank loans. CBOs and CLOs are structured into tranches, and payments are allocated such that each tranche has a predictable cash flow stream and average life. Most CBOs tend to be collateralized by high-yield bonds or loans, with heavy credit enhancement.

Loan Participations and Assignments

Loan participations and assignments (collectively, “participations”) will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan, to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts, and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of developing countries which is referred to as Loans to Developing Countries debt (“LDC debt”). LDC debt will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to meet its obligations when they become due. The loans underlying such participations may be secured or unsecured, and the funds may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short “strips” that correspond to a quarterly or monthly floating-rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

The loan participations in which the funds will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender’s rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement, or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as “participating interests,” do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

The determination of whether particular loan participations are liquid is made on a case by case basis under guidelines and standards established by the funds’ Boards. The funds’ Boards have delegated to T. Rowe Price the authority to determine the liquidity of these investments based on a number of factors. These factors may include: the frequency of trades and quotes for the loan; number of dealers willing to purchase or sell and number of other potential purchasers; nature of the trading market, such as the time needed to dispose of the security, the method of soliciting offers and mechanics of the transfer; spreads between the bid and ask prices; and other factors relevant to loan participations taking into consideration their unique and longer settlement requirements.

If the funds purchase a participation interest in another lender’s loan, as opposed to acquiring a loan directly from a lender or through an agent or as an assignment from another lender, the funds will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction on diversification.

Various service fees received by the funds from loan participations may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service, or loan origination). To the extent the service fees are not interest income, they will not qualify as income under Section 851(b) of the Code. Thus the sum of such fees plus any other nonqualifying income earned by the funds cannot exceed 10% of total income.

Zero-Coupon and Pay-in-Kind Bonds

A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

Pay-in-Kind (“PIK”) Instruments are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities.

For federal income tax purposes, these types of bonds will require the recognition of gross income each year even though no cash may be paid to the funds until the maturity or call date of the bond. The funds will nonetheless be required to distribute substantially all of this gross income each year to comply with the Code, and such distributions could reduce the amount of cash available for investment by the funds.

Trade Claims

Trade claims are non-securitized rights of payment arising from obligations other than borrowed funds. Trade claims typically arise when, in the ordinary course of business, vendors and suppliers extend credit to a company by offering payment terms. Generally, when a company files for bankruptcy protection, payments on these trade claims cease and the claims are subject to compromise along with the other debts of the company. Trade claims typically are bought and sold at a discount reflecting the degree of uncertainty with respect to the timing and extent of recovery. In addition to the risks otherwise associated with low-quality obligations, trade claims have other risks, including the possibility that the amount of the claim may be disputed by the obligor.

Many vendors are either unwilling or lack the resources to hold their claim through the extended bankruptcy process with an uncertain outcome and timing. Some vendors are also aggressive in establishing reserves against these receivables, so that the sale of the claim at a discount may not result in the recognition of a loss.

Trade claims can represent an attractive investment opportunity because these claims typically are priced at a discount to comparable public securities. This discount is a reflection of a less liquid market, a smaller universe of potential buyers, and the risks peculiar to trade claim investing. It is not unusual for trade claims to be priced at a discount to public securities that have an equal or lower priority claim.

As noted above, investing in trade claims does carry some unique risks which include:

• Establishing the Amount of the Claim Frequently, the supplier’s estimate of its receivable will differ from the customer’s estimate of its payable. Resolution of these differences can result in a reduction in the amount of the claim. This risk can be reduced by only purchasing scheduled claims (claims already listed as liabilities by the debtor) and seeking representations from the seller.

• Defenses to Claims The debtor has a variety of defenses that can be asserted under the bankruptcy code against any claim. Trade claims are subject to these defenses, the most common of which for trade claims relates to preference payments. (Preference payments are all payments made by the debtor during the 90 days prior to the filing. These payments are presumed to have benefited the receiving creditor at the expense of the other creditors. The receiving creditor may be required to return the payment unless it can show the payments were received in the ordinary course of business.) While none of these defenses can result in any additional liability of the purchaser of the trade claim, they can reduce or wipe out the entire purchased claim. This risk can be reduced by seeking representations and indemnification from the seller.

• Documentation/Indemnification Each trade claim purchased requires documentation that must be negotiated between the buyer and seller. This documentation is extremely important since it can protect the purchaser from losses such as those described above. Legal expenses in negotiating a purchase agreement can be fairly high. Additionally, it is important to note that the value of an indemnification depends on the seller’s credit.

• Volatile Pricing Due to Illiquid Market There are only a handful of brokers for trade claims and the quoted price of these claims can be volatile. Generally, it is expected that trade claims would be considered illiquid investments.

• No Current Yield/Ultimate Recovery Trade claims are almost never entitled to earn interest. As a result, the return on such an investment is very sensitive to the length of the bankruptcy, which is uncertain. Although not unique to trade claims, it is worth noting that the ultimate recovery on the claim is uncertain and there is no way to calculate a conventional yield to maturity on this investment. Additionally, the exit for this investment is a plan of reorganization which may include the distribution of new securities. These securities may be as illiquid as the original trade claim investment.

• Tax Issue Although the issue is not free from doubt, it is likely that trade claims would be treated as non-securities investments. As a result, any gains would be considered “nonqualifying” under the Code. The funds may have up to 10% of their gross income (including capital gains) derived from nonqualifying sources.

Municipal Securities

Subject to the investment objectives and programs described in the prospectus and the additional investment restrictions described in this SAI, the funds’ portfolios may consist of any combination of the various types of municipal securities described below or other types of municipal securities that may be developed. The amount of the funds’ assets invested in any particular type of municipal security can be expected to vary.

The term “municipal securities” means obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, as well as certain other persons and entities, the interest from which is generally exempt from federal income tax. In determining the tax-exempt status of a municipal security, the funds rely on the opinion of the issuer’s bond counsel at the time of the issuance of the security. However, it is possible this opinion could be overturned, and, as a result, the interest received by the funds from a municipal security assumed to be tax-exempt might not be exempt from federal income tax.

Municipal securities are normally classified by maturity as notes, bonds, or adjustable rate securities. Municipal securities include the following:

Municipal notes generally are used to provide short-term operating or capital needs and generally have maturities of one year or less.

• Tax Anticipation Notes Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, property, use, and business taxes, and are payable from these specific future taxes.

• Revenue Anticipation Notes Revenue anticipation notes are issued in expectation of receipt of revenues, such as sales taxes, toll revenues, or water and sewer charges, that are used to pay off the notes.

• Bond Anticipation Notes Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

• Tax-Exempt Commercial Paper Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. Additional categories of potential purchases include municipal lease obligations, prerefunded/escrowed to maturity bonds, private activity bonds, industrial development bonds, and participation interests.

• General Obligation Bonds Issuers of general obligation bonds include states, counties, cities, towns, and special districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, public buildings, highways and roads, and general projects not supported by user fees or specifically identified revenues. The basic security behind general obligation bonds is the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments. In many cases voter approval is required before an issuer may sell this type of bond.

• Revenue Bonds The principal security for a revenue bond is generally the net revenues derived from a particular facility or enterprise or, in some cases, the proceeds of a special charge or other pledged revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Revenue bonds are sometimes used to finance various privately operated facilities provided they meet certain tests established for tax-exempt status.

Although the principal security behind these bonds may vary, many provide additional security in the form of a mortgage or debt service reserve fund. Some authorities provide further security in the form of the state’s ability (without obligation) to make up deficiencies in the debt service reserve fund. Revenue bonds usually do not require prior voter approval before they may be issued.

• Municipal Lease Obligations Municipal borrowers may also finance capital improvements or purchases with tax-exempt leases. The security for a lease is generally the borrower’s pledge to make annual appropriations for lease payments. The lease payment is treated as an operating expense subject to appropriation risk and not a full faith and credit obligation of the issuer. Lease revenue bonds and other municipal lease obligations are generally considered less secure than a general obligation or revenue bond and often do not include a debt service reserve fund. To the extent the funds’ Boards determine such securities are illiquid, they will be subject to the funds’ limit on illiquid securities. There have also been certain legal challenges to the use of lease revenue bonds in various states.

The liquidity of such securities will be determined based on a variety of factors which may include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) the rating assigned to the obligation by an established rating agency or T. Rowe Price.

• Prerefunded/Escrowed to Maturity Bonds Certain municipal bonds have been refunded with a later bond issue from the same issuer. The proceeds from the later issue are used to defease the original issue. In many cases the original issue cannot be redeemed or repaid until the first call date or original maturity date. In these cases, the refunding bond proceeds typically are used to buy U.S. Treasury securities that are held in an escrow account until the original call date or maturity date. The original bonds then become “prerefunded” or “escrowed to maturity” and are considered high-quality investments. While still tax-exempt, the security is the proceeds of the escrow account. To the extent permitted by the SEC and the IRS, a fund’s investment in such securities refunded with U.S. Treasury securities will, for purposes of diversification rules applicable to the funds, be considered an investment in U.S. Treasury securities.

• Private Activity Bonds Under current tax law, all municipal debt is divided broadly into two groups: governmental purpose bonds and private activity bonds. Governmental purpose bonds are issued to finance traditional public purpose projects such as public buildings and roads. Private activity bonds may be issued by a state or local government or public authority but principally benefit private users and are considered taxable unless a specific exemption is provided.

The tax code currently provides exemptions for certain private activity bonds such as not-for-profit hospital bonds, small-issue industrial development revenue bonds, and mortgage subsidy bonds, which may still be issued as tax-exempt bonds. Interest on tax-exempt private activity bonds has generally been subject to alternative minimum tax (AMT). However, interest on all private activity bonds issued in 2009 or 2010 will be exempt from AMT. In addition, interest on private activity bonds that were issued after 2003, and refunded during 2009 or 2010, will be exempt from AMT.

• Industrial Development Bonds Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

• Build America Bonds The American Recovery and Reinvestment Act of 2009 created Build America Bonds, which allowed state and local governments to issue taxable bonds to finance any capital expenditures for which they otherwise could issue tax-exempt governmental bonds. State and local governments received a federal subsidy payment for a portion of their borrowing costs on these bonds equal to 35% of the total coupon interest paid to investors. The municipality could elect to either take the federal subsidy or it can pass a 35% tax credit along to bondholders. Investments in these bonds will result in taxable interest income and the funds may elect to pass through to shareholders any corresponding tax credits. The tax credits can generally be used to offset federal income taxes and the alternative minimum tax, but those tax credits are generally not refundable.

• Participation Interests The funds may purchase from third parties participation interests in all or part of specific holdings of municipal securities. The purchase may take different forms: in the case of short-term securities, the participation may be backed by a liquidity facility that allows the interest to be sold back to the third party (such as a trust, broker, or bank) for a predetermined price of par at stated intervals. The seller may receive a fee from the funds in connection with the arrangement.

In the case of longer-term bonds, the funds may purchase interests in a pool of municipal bonds or a single municipal bond or lease without the right to sell the interest back to the third party.

The funds will not purchase participation interests unless a satisfactory opinion of counsel or ruling of the IRS has been issued that the interest earned from the municipal securities on which the funds hold participation interests is exempt from federal income tax to the funds. However, there is no guarantee the IRS would treat such interest income as tax-exempt.

When-Issued Securities

New issues of municipal securities are often offered on a when-issued basis; that is, delivery and payment for the securities normally takes place 15 to 45 days or more after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The funds will only make a commitment to purchase such securities with the intention of actually acquiring the securities. However, the funds may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Each fund will maintain cash, high-grade marketable debt securities, or other suitable cover with its custodian bank equal in value to commitments for when-issued securities. Such securities either will mature or, if necessary, be sold on or before the settlement date. Securities purchased on a when-issued basis and the securities held in the funds’ portfolios are subject to changes in market value based upon the public perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the funds remain fully invested or almost fully invested at the same time that they have purchased securities on a when-issued basis, there will be greater fluctuations in their net asset value than if they solely set aside cash to pay for when-issued securities. In the case of the money funds, this could increase the possibility that the market value of the funds’ assets could vary from $1.00 per share. In addition, there will be a greater potential for the realization of capital gains, which are not exempt from federal income tax. When the time comes to pay for when-issued securities, the funds will meet their obligations from then-available cash flow, sale of securities, or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a value greater or less than the payment obligation). The policies described in this paragraph are not fundamental and may be changed by the funds upon notice to shareholders.

Forwards

In some cases, the funds may purchase bonds on a when-issued basis with longer-than-standard settlement dates, in some cases exceeding one to two years. In such cases, the funds must execute a receipt evidencing the obligation to purchase the bond on the specified issue date, and must segregate cash internally to meet that forward commitment. Municipal “forwards” typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including: shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period, changes in tax law or issuer actions that would affect the exempt interest status of the bonds and prevent delivery, failure of the issuer to complete various steps required to issue the bonds, and limited liquidity for the buyer to sell the escrow receipts during the when-issued period.

Residual Interest Bonds

Residual interest bonds are a type of high-risk derivative. The funds may purchase municipal bond issues that are structured as two-part, residual interest bond and variable rate security offerings. The issuer is obligated only to pay a fixed amount of tax-free income that is to be divided among the holders of the two securities. The interest rate for the holders of the short-term, variable rate securities will typically be determined by an index or auction process held approximately every seven to 35 days while the long-term bondholders will receive all interest paid by the issuer minus the amount given to the variable rate security holders and a nominal auction fee. Therefore, the coupon of the residual interest bonds, and thus the income received, will move inversely with respect to short-term, 7- to 35-day tax-exempt interest rates. There is no assurance that the auction will be successful and that the variable rate security will provide short-term liquidity. The issuer is not obligated to provide such liquidity. In general, these securities offer a significant yield advantage over standard municipal securities, due to the uncertainty of the shape of the yield curve (i.e., short-term versus long-term rates) and consequent income flows, but tend to be more volatile than other municipal securities of similar maturity and credit quality.

Unlike many adjustable rate securities, residual interest bonds are not necessarily expected to trade at par and in fact present significant market risks. In certain market environments, residual interest bonds may carry substantial premiums, trade at deep discounts, or have limited liquidity. Residual interest bonds entail varying degrees of leverage, which could result in greater volatility and losses greater than investing directly in the underlying municipal bond.

The funds may invest in other types of derivative instruments as they become available.

For the purpose of the funds’ investment restrictions, the identification of the “issuer” of municipal securities which are not general obligation bonds is made by T. Rowe Price, on the basis of the characteristics of the obligation as described previously, the most significant of which is the source of funds for the payment of principal and interest on such securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Adjustable Rate Securities

Generally, the maturity of a security is deemed to be the period remaining until the date (noted on the face of the instrument) on which the principal amount must be paid or, in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, certain securities may be issued with demand features or adjustable interest rates that are reset periodically by predetermined formulas or indexes in order to minimize movements in the principal value of the investment in accordance with Rule 2a-7 under the 1940 Act. Such securities may have long-term maturities, but may be treated as a short-term investment under certain conditions. Generally, as interest rates decrease or increase, the potential for capital appreciation or depreciation on these securities is less than for fixed rate obligations. These securities may take a variety of forms, including variable rate, floating rate, and put option securities.

Variable Rate Securities Variable rate instruments are those whose terms provide for the adjustment of their interest rates on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A variable rate instrument, the principal amount of which is scheduled to be paid in 397 days or less, is deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate instrument which is subject to a demand feature entitles the purchaser to receive the principal amount of the underlying security or securities, either (i) upon notice of no more than 30 days or (ii) at specified intervals not exceeding 397 days and upon no more than 30 days’

notice, is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

Forward Commitment Contracts

The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the funds to the issuer and no interest accrues to the funds. The purchase of these securities will result in a loss if their values decline prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the funds make the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The funds will cover these securities by maintaining cash, liquid, high-grade debt securities, or other suitable cover as permitted by the SEC, with its custodian bank equal in value to its commitments for the securities during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the funds (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

To the extent the funds remain fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time they purchase these securities, there will be greater fluctuations in the funds’ net asset value than if the funds did not purchase them.

Real Estate Investment Trusts (“REITs”)

Investments in REITs may experience many of the same risks involved with investing in real estate directly. These risks include: declines in real estate values, risks related to local or general economic conditions, particularly lack of demand, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, heavy cash flow dependency, possible lack of availability of mortgage funds, obsolescence, losses due to natural disasters, condemnation of properties, regulatory limitations on rents and fluctuations in rental income, variations in market rental rates, and possible environmental liabilities. REITs may own real estate properties (“Equity REITs”) and be subject to these risks directly, or may make or purchase mortgages (“Mortgage REITs”) and be subject to these risks indirectly through underlying construction, development, and long-term mortgage loans that may default or have payment problems.

Equity REITs can be affected by rising interest rates that may cause investors to demand a high annual yield from future distributions which, in turn, could decrease the market prices for the REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Since many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the funds invest to decline.

Mortgage REITs may hold mortgages that the mortgagors elect to prepay during periods of declining interest rates, which may diminish the yield on such REITs. In addition, borrowers may not be able to repay mortgages when due, which could have a negative effect on the funds.

Some REITs have relatively small market capitalizations which could increase their volatility. REITs tend to be dependent upon specialized management skills and have limited diversification so they are subject to risks inherent in operating and financing a limited number of properties. In addition, when the funds invest in REITs, a shareholder will bear his proportionate share of fund expenses and indirectly bear similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. Certain REITS may be able to pay up to 90% of their dividends in the form of stock instead of cash. Even if a fund receives all or part of a REIT distribution in stock, the fund will still be deemed to have received 100% of the distribution in cash and the entire distribution will be part of the fund’s taxable income. In addition, both

Equity and Mortgage REITs are subject to the risks of failing to qualify for tax-free status of income under the Code or failing to maintain their exemptions from the 1940 Act.

Illiquid or Restricted Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business at approximately the price at which the fund values them. The determination of whether a holding is considered liquid or illiquid involves a variety of factors. Certain restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the funds’ Boards. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a fund should be in a position where more than the allowable amount of its net assets is invested in illiquid assets, including restricted securities, the fund will take appropriate steps to the extent possible, to increase the amount of its investments in liquid securities.

Notwithstanding the above, the funds may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The liquidity of these securities is monitored based on a variety of factors.

All Funds (other than the Money Funds)

Investments in Other Investment Companies

Unaffiliated Investment Companies The funds may invest in other investment companies that are not sponsored by T. Rowe Price, which include open-end funds, closed-end funds, exchange-traded funds (“ETFs”), unit investment trusts, and other investment companies that have elected to be treated as business development companies under the 1940 Act.

The funds may purchase shares of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The funds might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with a fund’s objective and investment program.

Investing in another investment company involves risks similar to those of investing directly in the investment company’s portfolio securities, including the risk that the values of the portfolio securities may fluctuate due to changes in the financial condition of the securities’ issuers and other market factors. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds trade on a stock exchange or in the OTC market and ETFs trade on a securities exchange, their shares may trade at a substantial premium or discount to the actual net asset value of its portfolio securities and their potential lack of liquidity could result in greater volatility.

If a fund invests in a non-T. Rowe Price investment company, the fund must pay its proportionate share of that investment company’s fees and expenses, which are in addition to the management fee and other operational expenses incurred by the fund. The expenses associated with certain investment companies, such as business development companies, may be significant. The fund could also incur a sales charge or redemption fee in connection with purchasing or redeeming an investment company security.

A Price Fund’s investments in non-T. Rowe Price registered investment companies are subject to the limits that apply to such investments under the 1940 Act unless the fund invests in reliance on exemptive relief which permits it to exceed the 1940 Act limits. The 1940 Act generally provides that a fund may invest up to 10% of its total assets in securities of other investment companies. In addition, a fund may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the fund’s total assets may be in invested in a particular investment company.

Affiliated Investment Companies The funds may also invest in certain Price Funds as a means of gaining efficient and cost-effective exposure to specific asset classes, provided the investment is consistent with an investing fund’s investment program and policies. Such an investment could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in the asset class, and will subject the fund to the risks associated with the particular asset class. Examples of asset classes in which other Price Funds invest include high yield bonds, floating rate loans, inflation-linked securities, international bonds, emerging market bonds, and emerging market stocks. To ensure that the fund does not incur duplicate management fees as a result of its investment in another Price Fund, the management fee paid by the fund will be reduced in an amount sufficient to offset the fees paid by the underlying fund related to the investment.

Hedge Funds Investments in unregistered hedge funds may be used to gain exposure to certain asset classes. Hedge funds are not subject to the same regulatory requirements as mutual funds and other registered investment companies and an investing fund may not be able to rely on the protections under the 1940 Act that are available to investors in registered investment companies.

There are often advance notice requirements and withdrawal windows which limit investors’ ability to readily redeem shares of a hedge fund. If a hedge fund were to engage in activity deemed inappropriate by a fund or pursue a different strategy than the fund was led to believe, the fund may not be able to withdraw its investment in a hedge fund promptly after a decision has been made to do so, causing the fund to incur a significant loss and adversely affect its total return.

Hedge funds are not required to provide periodic pricing or valuation information to investors, and often engage in leveraging, short-selling, commodities investing and other speculative investment practices that are not fully disclosed and may increase the risk of investment loss. Their underlying holdings and investment strategies are not as transparent to investors or typically as diversified as those of traditional mutual funds; therefore, an investing fund is unable to look through to the hedge fund’s underlying investments in determining compliance with its own investment restrictions.

For the various reasons cited above, investments in a hedge fund are considered illiquid by an investing fund. Valuations of illiquid securities involve various judgments and consideration of factors that may be subjective, and there is a risk that inaccurate valuations of hedge fund positions could adversely affect the stated value of the fund. Fund investors should be aware that situations involving uncertainties as to the valuation of portfolio positions could have an adverse effect on the fund’s net assets, which, in turn, would affect amounts paid on redemptions of fund shares if the judgments made regarding appropriate valuations should be proven incorrect. If the net asset value of a fund is not accurate, purchasing or redeeming shareholders may pay or receive too little or too much for their shares and the interests of remaining shareholders may become overvalued or diluted.

Money Funds

Determination of Maturity of Money Market Securities

The funds may only purchase securities which at the time of investment have remaining maturities of 397 calendar days or less, or adjustable rate government securities that may have maturities longer than 397 days but have interest rate resets within 397 days. The other funds may also purchase money market securities. In determining the maturity of money market securities, funds will follow the provisions of Rule 2a-7 under the 1940 Act.

First Tier Money Market Securities Defined

At least 97% of the funds’ total assets will be maintained in first tier money market securities. First tier money market securities are those which are described as First Tier Securities in Rule 2a-7 under the 1940 Act. These include any security with a remaining maturity of 397 days or less, and adjustable rate government securities with longer maturities but interest rate resets within 397 days, that are rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class that is comparable in priority and security with the security) by any two nationally recognized statistical rating organizations (or if only one NRSRO has issued a rating, that NRSRO) in the highest rating category for short-term debt obligations (within which there may be sub-categories). First Tier Securities also include unrated securities comparable in quality to rated securities, as determined by T. Rowe Price pursuant to written guidelines established in accordance with Rule 2a-7 under the 1940 Act under the supervision of the funds’ Boards.

DERIVATIVES

The funds may use derivatives whose characteristics are consistent with the funds’ investment program.

A derivative is a financial instrument that has a value based on – or “derived from” – the value of other assets, reference rates, or indexes. Derivatives generally take the form of contracts under which the parties agree to payments between them based upon the performance of a wide variety of underlying references, such as stocks, bonds, commodities, interest rates, currency exchange rates, and various domestic and foreign indexes. The main types of derivatives are futures, options, forward contracts, swaps, and hybrid instruments.

Like most other fund investments, derivatives are subject to the risk that the market value of the underlying asset will change in a way detrimental to the funds’ interest. However, the risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Because some derivatives involve leverage, returns can be magnified, either positively or negatively, and adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself.

The funds may use derivatives for a variety of purposes. Potential uses include, but are not limited to, the following: adjusting duration; managing exposure to changes in interest rates, currency exchange rates, or credit quality; investing in broad segments of the market or certain asset classes with greater efficiency and at a lower cost than is possible through direct investment; enhancing income; improving risk-adjusted returns; expressing positive or negative views on a particular issuer, country, or currency; and managing cash flows into and out of a fund. The funds may use derivatives to take a short position in a currency, which allows a fund to sell a currency in excess of the value of its holdings denominated in that currency or to sell a currency even if it does not hold any assets denominated in the currency. The funds may also use derivatives to take short positions with respect to its exposure to a particular country or market. For example, a fund could sell futures contracts on a particular index where the value of the futures contract exceeds the value of the bonds or stocks represented in the index that are held by the fund, or the fund could sell futures or enter into interest rate swaps with respect to a particular bond market without owning any bonds in that market.

Some derivatives are traded on exchanges, while other derivatives are privately negotiated and entered into in the OTC market. Exchange-traded derivatives are traded via specialized derivatives exchanges or other securities exchanges. The exchange acts as an intermediary to the transactions and the terms for each type of contract are generally standardized. OTC derivatives are traded between two parties directly without going through a regulated exchange. The terms of the contract are subject to negotiation by the parties to the contract.

Certain OTC derivatives are subject to counterparty risk, whereas the exposure to default for exchange-traded derivatives is assumed by the exchange’s clearinghouse. Counterparty risk is the risk that a party to an OTC derivatives contract may fail to perform on its obligations. A loss may be sustained as a result of the insolvency or bankruptcy of the counterparty, or the failure of the counterparty to make required payments or comply with the terms of the contract. In the event of insolvency of the counterparty, the funds may be unable to liquidate a derivatives position. Because the purchase and sale of an OTC derivative does not have the guarantee of a central clearing organization, the creditworthiness of the counterparty is an additional risk factor that the funds need to consider and monitor.

Futures Contracts

Futures contracts are a type of potentially high-risk derivative.

Transactions in Futures

The funds may enter into futures contracts including stock index, interest rate, and currency futures (“futures” or “futures contracts”).

Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the funds. Interest rate or currency futures can be sold as an offset against the effect of expected increases in interest rates or currency exchange rates and purchased as an offset against the effect of expected declines in interest rates or currency exchange rates.

Futures can also be used as an efficient means of regulating the funds’ exposure to the market.

Index Funds may only enter into futures contracts that are appropriate for their investment programs to provide an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. Otherwise, the nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.

Stock index futures contracts may be used to provide a hedge for a portion of the funds’ portfolios, as a cash management tool, or as an efficient way to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The funds may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the funds’ portfolios successfully, the funds must sell futures contracts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the funds’ portfolio securities.

The funds will enter into futures contracts that are traded on national (or foreign) futures exchanges and are standardized as to maturity date and underlying financial instrument. A public market exists in futures contracts covering various taxable fixed-income securities as well as municipal bonds. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the funds’ objectives in these areas.

Limitations on Futures

If the funds purchase or sell futures contracts or related options which do not qualify as bona fide hedging under applicable CFTC rules, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the funds after taking into account unrealized profits and unrealized losses on any such contracts they have entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered “related options.” This policy may be modified by the Boards without a shareholder vote and does not limit the percentage of the funds’ assets at risk to 5%.

In instances involving the purchase of futures contracts or the writing of call or put options thereon by the funds, an amount of cash, liquid assets, or other suitable cover as permitted by the SEC, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the funds to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the funds’ assets to cover or identified accounts could impede portfolio management or the funds’ ability to meet redemption requests or other current obligations.

If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the funds would comply with such new restrictions.

The CFTC’s rules limit the ability of a mutual fund to use commodities, futures, swaps and certain other derivatives if its investment adviser does not register with the CFTC as a commodity pool operator (“CPO”) with respect to the fund. It is expected that all of the Price Funds will normally execute their investment programs within the limits and exemptions prescribed by the CFTC’s rules. As a result, T. Rowe Price does not intend to register with the CFTC as a CPO on behalf of any of the Price Funds. In the event one of the Price Funds engages in transactions that necessitate future registration with the CFTC, T. Rowe Price will register as a CPO and comply with applicable regulations with respect to that fund. Compliance with these additional regulatory requirements could increase the fund’s expenses.

For funds that utilize commodity interests, a notice has been filed on behalf of the funds with the National Futures Association claiming an exclusion from the definition of CPO under the Commodity Exchange Act, as amended, pursuant to CFTC Rule 4.5. Accordingly, the Price Funds’ investment manager has not been subject to registration or regulation as a CPO.

Trading in Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained during the term of the contract. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the funds purchase or sell a security, no price would be paid or received by the funds upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the funds’ open positions in futures contracts, the funds would be required to deposit in a segregated account with the clearing broker for the futures contract an amount of cash or liquid assets known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

Financial futures are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the clearing broker will require a payment by the funds (“variation margin”) to restore the margin account to the amount of the initial margin.

Subsequent payments (“mark-to-market payments”) to and from the futures clearing broker are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable. If the value of the open futures position increases in the case of a sale or decreases in the case of a purchase, the funds will pay the amount of the daily change in value to the clearing broker. However, if the value of the open futures position decreases in the case of a sale or increases in the case of a purchase, the clearing broker will pay the amount of the daily change in value to the funds.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice, most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the funds realize a gain; if it is more, the funds realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the funds realize a gain; if it is less, the funds realize a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the funds will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the funds are not able to enter into an offsetting transaction, the funds will continue to be required to maintain the margin deposits on the futures contract.

As an example of an offsetting transaction in which the underlying instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the “delivery month”) by the purchase of one contract of September Treasury bills on the same exchange. In such instance, the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the funds.

Settlement of a stock index futures contract may or may not be in the underlying security. If not in the underlying security, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset (as adjusted by a multiplier) at the time the stock index futures contract expires.

For example, the S&P 500 Stock Index is made up of 500 selected common stocks, most of which are listed on the New York Stock Exchange (“NYSE”). The S&P 500 Index assigns relative weightings to the common stocks included in the index, and the index fluctuates with changes in the market values of those common stocks. In the case of futures contracts on the S&P 500 Index, the contracts are to buy or sell 250 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the funds will equal the difference between the purchase (or sale) price of the contract and the price at which the contract is terminated. For example, if the funds enter into a futures contract to buy 250 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the funds will gain $1,000 (250 units x gain of $4). If the funds enter into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the funds will lose $500 (250 units x loss of $2).

It is possible that hedging activities of funds investing in municipal securities will occur through the use of U.S. Treasury bond futures.

All funds (other than the Money Funds)

Special Risks of Transactions in Futures Contracts

• Volatility and Leverage The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial losses, as well as gains, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

• Fellow Customer Risk The funds are subject to “fellow-customer risk,” which is the risk that one or more customers of a futures commission merchant will default on their obligations and that the resulting losses will be so great that the futures commission merchant will default on its obligations and that margin posted by one customer will be used to cover a loss caused by a different customer.

There are rules that generally prohibit the use of one customer’s funds to meet the obligations of another customer, and that limit the ability to use customer margin posted by non-defaulting customers to satisfy losses caused by defaulting customers, by requiring the futures commission merchant to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before other customers would be exposed to fellow customer risk, these rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud, or other causes. If the loss is so great that, notwithstanding the application of the futures commission merchant’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the futures commission merchant could default and be placed into bankruptcy. In these circumstances, the Bankruptcy Code provides that non-defaulting customers will share pro-rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another futures commission merchant more difficult.

• Liquidity The funds may elect to close some or all of their futures positions at any time prior to their expiration. The funds would do so to reduce exposure represented by long futures positions or short futures positions. The funds may close their position by taking opposite positions, which would operate to terminate the funds’ position in the futures contracts. Final determinations of mark-to-market payments would then be made, additional cash would be required to be paid by or released to the funds, and the funds would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the funds intend to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the funds would continue to be required to make daily mark-to-market and variation margin payments. However, in the event futures contracts have been used to hedge the underlying instruments, the funds would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described next, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

• Hedging Risk A decision whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market or economic events. There are several risks in connection with the use by the funds of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the funds’ underlying instruments sought to be hedged.

Successful use of futures contracts by the funds for hedging purposes is also subject to T. Rowe Price’s ability to correctly predict movements in the direction of the market. It is possible that, when the funds have sold futures to hedge their portfolios against a decline in the market, the index, indices, or instruments’ underlying futures might advance, and the value of the underlying instruments held in the funds’ portfolios might decline. If this were to occur, the funds would lose money on the futures and also would experience a decline in value in their underlying instruments. However, while this might occur to a certain degree, T. Rowe Price believes that over time the value of the funds’ portfolios will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that, if the funds were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in their portfolios) and prices instead increased, the funds would lose part or all of the benefit of increased value of those underlying instruments that it had hedged because it would have offsetting losses in their futures positions. In addition, in such situations, if the funds have insufficient cash, it might have to sell underlying instruments to meet daily mark-to-market and variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The funds might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price might not result in a successful hedging transaction over a very short time period.

Options on Futures Contracts

Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. Options on futures contracts are valued daily at the last sale price on its primary exchange at the time at which the net asset value per share of the funds are computed (close of the NYSE, normally at 4 p.m. ET), or, in the absence of such sale, the mean of closing bid and ask prices.

Writing a put option on a futures contract serves as a partial hedge against an increase in the value of securities the funds intend to acquire. If the futures price at expiration of the option is above the exercise price, the funds will retain the full amount of the option premium, which provides a partial hedge against any increase that may have occurred in the price of the debt securities the funds intend to acquire. If the futures price when the option is exercised is below the exercise price, however, the funds will incur a loss, which may be wholly or partially offset by the decrease in the price of the securities the funds intend to acquire.

Funds investing in municipal securities may trade in municipal bond index option futures or similar options on futures developed in the future. In addition, the funds may trade in options on futures contracts on U.S. government securities and any U.S. government securities futures index contract which might be developed.

From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of a fund and other T. Rowe Price funds. Such aggregated orders would be allocated among the fund and the other T. Rowe Price funds in a fair and nondiscriminatory manner.

Call and put options may be purchased or written on financial indices as an alternative to options on futures.

Special Risks of Transactions in Options on Futures Contracts

The risks described under “Special Risks of Transactions in Futures Contracts” are substantially the same as the risks of using options on futures. If the funds were to write an option on a futures contract, it would be required to deposit initial margin and maintain mark-to-market payments in the same manner as a regular futures contract. In addition, where the funds seek to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument, or contract and having the same exercise price and expiration date, their ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions, closing transactions, or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher-than-anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures, which may interfere with the timely execution of customers’ orders.

In the event no such market exists for a particular contract in which the funds maintain a position, in the case of a written option, the funds would have to wait to sell the underlying securities or futures positions until the option expires or is exercised. The funds would be required to maintain margin deposits on payments until the contract is closed. Options on futures are treated for accounting purposes in the same way as the analogous option on securities are treated.

In addition, the correlation between movements in the price of options on futures contracts and movements in the price of the securities hedged can only be approximate. This risk is significantly increased when an option on a U.S. government securities future or an option on some type of index future is used as a proxy for hedging a portfolio consisting of other types of securities. Another risk is that if the movements in the price of options on futures contracts and the value of the call increase by more than the increase in the value of the securities held as cover, the funds may realize a loss on the call, which is not completely offset by the appreciation in the price of the securities held as cover and the premium received for writing the call.

The successful use of options on futures contracts requires special expertise and techniques different from those involved in portfolio securities transactions. A decision whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends. During periods when municipal securities market prices are appreciating, the funds may experience poorer overall performance than if it had not entered into any options on futures contracts.

General Considerations Transactions by the funds in options on futures will be subject to limitations established by each of the exchanges, boards of trade, or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade, or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of contracts which the funds may write or purchase may be affected by contracts written or purchased by other investment advisory clients of T. Rowe Price. An exchange, boards of trade, or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

Additional Futures and Options Contracts

Although the funds have no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the funds trade foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, proceeds derived from foreign futures or foreign options transactions may not be provided the same protections as proceeds derived from transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the funds’ orders are placed and the time they are liquidated, offset, or exercised.

U.S. Treasury Intermediate and U.S. Treasury Long-Term Funds

Limitations on Futures and Options

The funds will not purchase a futures contract or option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such positions would exceed 5% of the funds’ net asset value. In addition, neither of the funds will enter into a futures transaction if it would be obligated to purchase or deliver amounts that would exceed 15% of the funds’ total assets.

The funds will not write a covered call or put option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to delivery under put options exceeds 15% of the market value of the funds’ total assets.

The funds have no current intention of investing in options on individual securities. However, they reserve the right to do so in the future and could be subject to the following limitations: the funds may invest up to 15% of total assets in premiums on put options and 15% of total assets in premiums on call options. The total market value of the funds’ obligations under futures contracts and premiums on purchased options will not exceed 15% of each fund’s total assets.

All Funds (other than the Money Funds)

Currency Derivatives

The funds may use currency derivatives for a variety of purposes, such as settling trades in a foreign currency, attempting to protect a fund’s holdings from unfavorable changes in currency exchange rates, and various currency hedging techniques (for example, gaining exposure to a currency expected to appreciate in value versus other currencies).

The funds may settle trades of non-U.S. dollar-denominated holdings on a spot (i.e., cash) basis at the prevailing rate in the foreign currency exchange market. A foreign exchange spot transaction, also known as FX spot, is an agreement between two parties to buy one currency against selling another currency at an agreed price for settlement on the spot date. The exchange rate at which the transaction is done is called the spot exchange rate. Unlike forward currency exchange contracts and currency futures, which involve trading a particular amount of a currency pair at a predetermined price at some point in the future, the underlying currencies in a spot FX are exchanged following the settlement date.

A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The funds may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of their portfolios. The funds’ use of such contracts would include, but not be limited to, the following:

First, when the funds enter into a contract for the purchase or sale of a security denominated in a foreign currency, they may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of currency involved in the underlying security transactions, the funds will be able to protect themselves against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when T. Rowe Price believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the funds’ portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the funds may hedge all or part of their foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the funds may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the funds. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for relative currency values will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the funds will be served.

Third, the funds may use forward contracts when the funds wish to hedge out of the dollar into a foreign currency in order to create a synthetic bond or money market instrument–the security would be issued in U.S. dollars but the dollar component would be transformed into a foreign currency through a forward contract.

At the maturity of a forward contract, the funds may sell the portfolio security and make delivery of the foreign currency, or they may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract.

If the funds retain the portfolio security and engage in an offsetting transaction, the funds will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the funds engage in an offsetting transaction, they may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the funds’ entering into a forward contract for the sale of a foreign currency and the date they enter into an offsetting contract for the purchase of the foreign currency, the funds will realize a gain to the extent the price of the currency they have agreed to sell exceeds the price of the currency they have agreed to purchase. Should forward prices increase, the funds will suffer a loss to the extent the price of the currency they have agreed to purchase exceeds the price of the currency they have agreed to sell. A fund may net any offsetting positions when calculating its aggregate market exposure to a particular currency and in managing the portfolio within its limit on the use of foreign currency instruments. This may occur, for instance, where a fund has entered into two forward foreign currency exchange contracts with concurrent settlement dates, and one provides for delivery of currency A and receipt of currency B and the other contract provides for delivery of currency B and receipt of currency A.

The funds may also engage in non-deliverable forward transactions to manage currency risk, as well as to gain exposure to a currency, whether or not the fund owns securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a fund and a counterparty to buy or sell a specified amount of a particular currency at an agreed upon foreign exchange rate on a future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any difference between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. When currency exchange rates do not move as anticipated, a fund could sustain losses on the non-deliverable forward transaction. This risk is heightened when the transactions involve currencies of emerging market countries.

The funds may enter into forward contracts for any purpose consistent with the funds’ investment objectives and programs. However, the funds will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the funds’ holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the funds may net offsetting positions.

If the value of the assets being used as cover declines or the amount of the fund’s commitment increases because of changes in currency rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward agreement. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward transaction as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to comply with the terms of the contract. There is no assurance that a fund would succeed in pursuing any contractual remedies available under the agreement.

Although most currency derivatives will generally be considered liquid investments, the funds may consider derivatives that involve particular currencies to be illiquid. The funds’ dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the funds reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the funds are not required to enter into forward contracts with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Although the funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the funds at one rate, while offering a lesser rate of exchange should the funds desire to resell that currency to the dealer.

Regulation of OTC Derivatives

The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), enacted in July 2010, includes provisions that comprehensively regulates OTC derivatives for the first time (including many of the trades previously described, such as forward currency exchange contracts and swap agreements. Dodd-Frank authorizes the SEC and the CFTC to mandate that a substantial portion of OTC derivatives must be executed on exchanges or “swap execution facilities,” and be submitted for clearing to regulated clearinghouses. OTC derivatives submitted for clearing will be subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as possible margin requirements mandated by the SEC or the CFTC. OTC derivatives clearing firms typically demand the unilateral ability to increase a customer’s collateral requirements for cleared OTC derivatives beyond any regulatory and clearinghouse minimums. The regulators also have broad discretion to impose margin requirements on non-cleared OTC derivatives and impose new requirements to the holding of customer collateral by OTC derivatives dealers. It is possible that new requirements will increase the amount of collateral the funds are required to provide and the costs associated with providing it.

With respect to cleared OTC derivatives, the funds will not face a clearinghouse directly but rather through a clearing firm that is registered with the CFTC or SEC to act as a clearing member. The funds may face the indirect risk of the failure of another customer of the funds’ clearing firm to meet its obligations to such clearing member. This scenario could be triggered by a customer’s failure to meet its obligations to the clearing member or arise due to a default by the clearing member on its obligations to the clearinghouse.

The SEC and CFTC will also require most standardized swaps that are currently executed on a bilateral basis in the OTC markets to be executed through a derivatives exchange or a regulated entity created by Dodd-Frank called a swap execution facility. Certain CFTC-regulated derivatives are already subject to these rules and the CFTC expects to subject additional OTC derivatives to such trade execution rules in the future, which could hinder the funds in executing certain investment strategies. The SEC has not indicated when they will impose clearing or trade execution requirements on the OTC derivatives that they regulate. If a fund decides to become a direct member of one or more of these exchanges or execution facilities, such fund would be subject to all of the rules of the exchange or execution facility, which would bring additional risks and liabilities, and potential additional regulatory requirements.

OTC derivative dealers are now required to register with the CFTC and will ultimately be required to register with the SEC. Dealers are subject to new minimum capital and margin requirements, business conduct standards, disclosure requirements, reporting and recordkeeping requirements, transparency requirements, position limits, limitations on conflicts of interest, and other regulatory burdens. These requirements further increase the overall costs for OTC derivative dealers, which costs may be passed along to the funds as market changes continue to be implemented. The overall impact of Dodd-Frank on each fund remains highly uncertain and it is unclear how the OTC derivatives markets will adapt to this new regulatory regime, along with additional, sometimes overlapping, regulatory requirements imposed by non-U.S. regulators.

Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign Exchange Contracts

The funds may enter into certain options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies. Entering into such transactions can affect the timing and character of the income and gains realized by the funds and the timing and character of fund distributions.

Such contracts, if they qualify as Section 1256 contracts, will be considered to have been closed at the end of the funds’ taxable years and any gains or losses will be recognized for tax purposes at that time. Such gains or losses (as well as gains or losses from the normal closing or settlement of such transactions) will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The funds will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions, although swaps are now generally excluded from the definition of a Section 1256 contract.

Certain options, futures, forward foreign exchange contracts, and swaps, which offset another security in the fund, including options, futures, and forward exchange contracts on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes. Generally, a loss on any position in a straddle will be subject to deferral to the extent of any unrealized gain in an offsetting position. For securities that were held for one year or less at inception of the straddle, the holding period may be deemed not to begin until the straddle is terminated. If securities comprising a straddle have been held for more than one year at inception of the straddle, losses on offsetting positions may be treated as entirely long-term capital losses even if the offsetting positions have been held for less than one year. However, a fund may choose to comply with certain identification requirements for offsetting positions that are components of a straddle. Losses with respect to identified positions are not deferred, rather the basis of the identified position that offset the loss position is increased.

In order for the funds to continue to qualify for federal income tax treatment as regulated investment companies, at least 90% of their gross income for a taxable year must be derived from qualifying income, e.g., generally dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent to which the net gain realized from options, futures, or forward foreign exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

Entering into certain options, futures, forward foreign exchange contracts, or swaps may result in a “constructive sale” of offsetting stocks or debt securities of the funds. In such a case, the funds will be required to realize gain, but not loss, on the deemed sale of such positions as if the position were sold on that date.

For certain options, futures, forward foreign exchange contracts, or swaps, the IRS has not issued comprehensive rules relating to the timing and character of income and gains realized on such contracts. It is possible that new tax legislations and new IRS regulations could result in changes to the amounts recorded by the funds, potentially resulting in tax consequences to the funds.

Options

Options are a type of potentially high-risk derivative. The funds may buy or sell listed options, also known as exchange-traded options, as well as buy or sell dealer options, also known as OTC options or over-the-counter options.

Writing Call Options

The funds may write (sell) American or European style “covered” call options and purchase options to close out options previously written. In writing covered call options, the funds expect to generate additional premium income, which should serve to enhance the funds’ total return and reduce the effect of any price decline of the security, index, or currency involved in the option. Call options will generally be written on securities, indexes, or currencies which, in T. Rowe Price’s opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the funds.

A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). Index options are option contracts in which the underlying value is based on the level of a particular securities index. So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

The funds generally will write only covered call options. This means that the funds will either own the security or currency subject to the option or an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the “covered” option. From time to time, the funds will write a call option that is not covered as indicated above (for example, an option on an index) but where the funds will establish and maintain, with its custodian for the term of the option, an account consisting of cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as permitted by the SEC, having a value equal to the fluctuating market value of the optioned securities or currencies or index level. While such an option would be “covered” with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the funds to the risks of writing uncovered options, which could result in unlimited losses if a fund writes an uncovered call option.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the funds’ investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the funds generally will not do) but capable of enhancing the funds’ total return. When writing a covered call option, the funds, in return for the premium, give up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retain the risk of loss should the price of the security or currency decline. Unlike one that owns securities or currencies not subject to an option, the funds have no control over when they may be required to sell the underlying securities or currencies, since they may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option the funds have written expires, the funds will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the funds will realize a gain or loss from the sale of the underlying security or currency. The funds do not consider a security or currency covered by a call to be “pledged” as that term is used in the funds’ policy, which limits the pledging or mortgaging of assets. If the fund writes an uncovered option on a security as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the funds’ loss could be significant.

The premium received is the market value of an option. The premium the funds will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T. Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the funds for writing covered call options will be recorded as a liability of the funds. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of the NYSE, normally 4 p.m. ET) or, in the absence of such sale, the mean of closing bid and ask prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

As the seller of an index call option, the fund receives a premium from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the exercise price) by the expiration date of the option. If the purchaser does not exercise the option, the fund retains the premium. If the purchaser exercises the option, the fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price, and the value of the index determine the gain or loss realized by the fund as the seller of the index call option. The fund can also repurchase the call option prior to the expiration date, thereby ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the fund.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the funds to write another call option on the underlying security or currency with either a different exercise price, expiration date, or both. If the funds desire to sell a particular security or currency from their portfolios on which they have written a call option or purchased a put option, they will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the funds will be able to effect such closing transactions at favorable prices. If the funds cannot enter into such a transaction, they may be required to hold a security or currency that they might otherwise have sold. When the funds write a covered call option, they run the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the funds will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the funds may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from their portfolios. In such cases, additional costs may be incurred.

The funds will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the funds.

The funds will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the funds’ total assets. In calculating the 25% limit, the funds will offset the value of securities underlying purchased calls and puts on identical securities or currencies with identical maturity dates.

Writing Put Options

The funds may write American or European style covered put options and purchase options to close out options previously written by the funds. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security, currency, or index option at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

If the funds write put options, they will do so only on a covered basis. This means that the funds would maintain, in a segregated account, cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC, in an amount not less than the exercise price. Alternatively, the funds will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the “covered” option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)

The funds would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the funds’ portfolios at a price lower than the current market price of the security or currency. In such event the funds would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the funds would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premiums received. Such a decline could be substantial and result in a significant loss to the funds. In addition, the funds, because they do not own the specific securities or currencies which they may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

The funds will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the funds’ total assets.

In calculating the 25% limit, the funds will offset the value of securities underlying purchased puts and calls on identical securities or currencies with identical maturity dates.

The premium received by the funds for writing covered put options will be recorded as a liability of the funds. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the funds is computed (close of the NYSE, normally 4 p.m. ET), or, in the absence of such sale, the mean of the closing bid and ask prices.

Purchasing Put Options

The funds may purchase American or European style put options. As the holder of a put option, the funds have the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The funds may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of their securities or currencies.

The funds may purchase a put option on an underlying security or currency (a “protective put”) owned by the funds as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the funds, as holder of the put option, are able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security’s market price or currency’s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The funds may also purchase put options at a time when they do not own the underlying security or currency. By purchasing put options on a security or currency they do not own, the funds seek to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the funds will lose their entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The funds will not commit more than 5% of total assets to premiums when purchasing put options. The premium paid by the funds when purchasing a put option will be recorded as an asset of the funds in the portfolio of investments. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of the NYSE, normally 4 p.m. ET) or, in the absence of such sale, the mean of closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

Purchasing Call Options

The funds may purchase American or European style call options. As the holder of a call option, the funds have the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The funds may purchase call options for the purpose of increasing their current return or avoiding tax consequences which could reduce their current return. The funds may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided next.

Call options may be purchased by the funds for the purpose of acquiring the underlying securities or currencies for their portfolios. Utilized in this fashion, the purchase of call options enables the funds to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the funds in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as the funds hold such a call option, rather than the underlying security or currency itself, the funds are partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The funds may also purchase call options on underlying securities or currencies they own in order to protect unrealized gains on call options previously written by them. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

The funds will not commit more than 5% of total assets to premiums when purchasing call and put options. The premium paid by the funds when purchasing a call option will be recorded as an asset of the funds in the portfolio of investments. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of the NYSE, normally 4 p.m. ET), or, in the absence of such sale, the mean of closing bid and ask prices.

Dealer (Over-the-Counter) Options

The funds may engage in transactions involving dealer options. Certain risks, including credit risk and counterparty risk, are specific to dealer options. While the funds would look to a clearing corporation to exercise exchange-traded options, if the funds were to purchase a dealer option, they would rely primarily on the dealer from whom they purchased the option to perform if the option were exercised. Failure by the dealer to do so could result in the loss of the premium paid by the funds as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market, while dealer options are less liquid or could have no liquidity. Consequently, the funds will generally be able to realize the value of a dealer option they have purchased only by exercising it or reselling it to the dealer who issued it. Under certain conditions, the funds may also be able to resell or assign a purchased dealer option to another dealer on substantially the same terms. Similarly, when the funds write a dealer option, unless they can assign the option to another dealer, they generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the funds originally wrote the option. While the funds will seek to enter into dealer options only with dealers who will agree to and are expected to be capable of entering into closing transactions with the funds, there can be no assurance that the dealers will consent to the closing transaction nor is it assured that the funds will realize a favorable price. Until the funds, as a covered dealer call option writer, are able to effect a closing purchase transaction, they will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the counter-party, the funds may be unable to liquidate a dealer option. With respect to options written by the funds, the inability to enter into a closing transaction may result in material losses to the funds.

The funds may consider OTC options to be liquid holdings; however, any OTC options that cannot be unwound, reassigned, or sold are generally considered to be illiquid. The funds may treat the cover used for written OTC options as liquid if the dealer agrees that the funds may repurchase the OTC option they have written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.

In addition, for certain types of OTC options that have substantially similar terms to exchange-traded options, the funds may treat such options, and the underlying cover used for written options, as liquid based on factors such as: (1) the frequency and availability of dealer quotes and the comparability to prices available on an options exchange; (2) the number of dealers willing to purchase or accept assignments of such OTC options;

and (3) the nature of the OTC options, their settlement terms and their termination provisions (i.e., the time needed to close out or terminate an OTC position, method of soliciting offers, and mechanics of transfer).

Warrants

Warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

Hybrid Instruments

A hybrid instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively, “underlying assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “benchmarks”). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the funds may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the funds could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the funds the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and the funds could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In addition, the various benchmarks and prices for underlying assets can be highly volatile. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid instruments are potentially more volatile and can carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an OTC market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the funds would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Swap Agreements

A number of the funds may enter into interest rate, index, total return, credit, and, to the extent they may invest in foreign currency-denominated securities, currency rate swap agreements. The funds may also enter into options on swap agreements (“swaptions”) on the types of swaps listed above as well as swap forwards. The funds may enter into swap agreements on either a bilateral basis or cleared basis, although many standardized swaps currently transacted bilaterally will eventually be cleared through regulated clearinghouses. In bilateral swap transactions, all aspects of an agreed trade are dealt with directly between the transacting parties and set forth in the agreements between the parties. Each party takes on the risk, known as counterparty risk, that the other party may default at some time during the life of the contract. Collateral for bilateral agreements is exchanged but subject to negotiations between the counterparties. With centralized clearing, the original buyer and seller of a contract are no longer counterparties to each other. The central clearinghouse becomes the buyer to every seller and the seller to every buyer. These trades require daily settlements of margin to act as collateral to mitigate counterparty risk.

Swap agreements are typically two-party contracts entered into primarily by institutional investors for a specified period of time. In a standard bilateral swap transaction, two parties agree on the terms to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined investment, index, or currency. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. The funds may write (sell) and purchase put and call swaptions. A swap forward is an agreement to enter into a swap agreement at some point in the future, usually in 3 to 6 months.

One example of the use of swaps by the funds is to manage the interest rate sensitivity of the funds. The funds might receive or pay a fixed-rate interest rate of a particular maturity and pay or receive a floating rate in order to increase or decrease the duration of the funds. Or, the funds may buy or sell swaptions to effect the same result. The funds may also replicate a security by selling it, placing the proceeds in cash deposits, and receiving a fixed rate in the swap market.

Another example is the use of credit default swaps to buy or sell credit protection. A credit default swap is a contract that enables an investor to buy or sell protection against a predetermined issuer credit event. The seller of a credit default swap may enhance income by guaranteeing the creditworthiness of the debt issuer and the buyer is provided with protection against credit risks of the issuer. Market supply and demand factors may cause distortions between the cash securities market and the default swap market.

Most swap agreements entered into by the funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the funds’ current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The funds’ current obligations under a net swap agreement will be accrued daily (offset against any amounts owed to the funds) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by assets determined to be liquid by T. Rowe Price.

The use of swap agreements by the funds entails certain risks. Interest rate and currency swaps could result in losses if interest rate or currency changes are not correctly anticipated by the funds. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the funds. Credit default swaps could result in losses if the funds do not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

The funds will generally incur a greater degree of risk when it writes a swaption than when it purchases a swaption. When the funds purchase a swaption it risks losing only the amount of the premium they have paid should they decide to let the option expire unexercised. However, when the funds write a swaption they will become obligated, upon exercise of the option, according to the terms of the underlying agreement.

Because swaps are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

There are other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

PORTFOLIO MANAGEMENT PRACTICES

Lending of Portfolio Securities

Securities loans may be made by the funds to broker-dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under the funds’ investment program. The collateral, in turn, is invested in short-term securities, including shares of a T. Rowe Price internal money fund or short-term bond fund. While the securities are being lent, the funds making the loan will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the funds employ an agent to implement their securities lending program and the agent receives a fee from the funds for its services. The funds have a right to call each loan and obtain the securities within such period of time that coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The funds will not have the right to vote on securities while they are being lent, but they may call a loan in anticipation of any important vote, when practical. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral, should the borrower fail financially. Loans will be made only if, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk. Additionally, the funds bear the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Borrowing and Lending

The Price Funds are parties to an interfund lending exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits them to borrow money from and/or lend money to other funds in the T. Rowe Price complex. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of the Price Funds.

In addition, the Credit Opportunities Fund, Floating Rate Fund, Floating Rate Multi-Sector Account Portfolio, Global Allocation Fund, Institutional Credit Opportunities Fund, and Institutional Floating Rate Fund have entered into a committed line of credit facility administered by JPMorgan Chase Bank, N.A. (“JPMorgan”), with JP Morgan, Bank of New York Mellon, and State Street Bank and Trust Company as lenders pursuant to which the funds may borrow up to $500 million in order to provide them with temporary liquidity on a first-come, first-served basis. Interest is charged to the borrowing fund at a rate equal to the Federal Funds rate plus the sum of (a) 1.00% per annum plus (b) if the LIBOR Reference Rate exceeds the Federal Funds Rate, the amount of such excess. A commitment fee, equal to 0.08% per year of the average daily undrawn commitment, is allocated to the participating funds based on each fund’s relative net assets. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings.

Repurchase Agreements

The funds may enter into a repurchase agreement through which an investor (such as the funds) purchases securities (known as the “underlying security”) from well-established securities dealers or banks that are members of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price’s approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. The funds will enter into repurchase agreements only where (1) the underlying securities are of the type (excluding maturity limitations) which the funds’ investment guidelines would allow them to purchase directly, (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the funds could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the funds seek to enforce their rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing their rights.

Reverse Repurchase Agreements

Although the funds have no current intention of engaging in reverse repurchase agreements, they reserve the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the funds, subject to Investment Restriction (1). (See “Investment Restrictions.”)

Cash Reserves

The funds may invest their cash reserves primarily in one or more money market funds or short-term bond funds established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price. Currently, two such money market funds are in operation and used for cash reserves management: the TRP Government Reserve Investment Fund and TRP Reserve Investment Fund. In addition, two such short-term bond funds may be used for cash reserves management: the T. Rowe Price Short-Term Government Reserve Fund and T. Rowe Price Short-Term Reserve Fund. Each of the four funds is a series of the T. Rowe Price Reserve Investment Funds, Inc. These funds were created and operate under an exemptive order issued by the SEC. Additional money market funds or short-term bonds may be created in the future.

TRP Government Reserve Investment Fund and TRP Reserve Investment Fund comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. T. Rowe Price Short-Term Government Reserve Fund and T. Rowe Price Short-Term Reserve Fund generally comply with the risk-limiting conditions of Rule 2a-7, although they are not regulated under Rule 2a-7 and do not use amortized cost in an effort to maintain a stable $1.00 share price. TRP Government Reserve Investment Fund and T. Rowe Price Short-Term Government Reserve Fund invest primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasury securities and repurchase agreements thereon.

The TRP Reserve Funds provide an efficient means of managing the cash reserves of the T. Rowe Price funds. While none of the TRP Reserve Funds pays an advisory fee to T. Rowe Price, each will incur other expenses. However, the TRP Reserve Funds are expected by T. Rowe Price to operate at very low expense ratios. The Price Funds will only invest in the TRP Reserve Funds to the extent consistent with their investment objectives and programs.

None of the funds is insured or guaranteed by the FDIC or any other government agency. Although the TRP Government Reserve Investment Fund and TRP Reserve Investment Fund seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.

Credit Opportunities, Floating Rate, Global High Income Bond, High Yield, Institutional Credit Opportunities, Institutional Floating Rate, and Institutional High Yield Funds

Short Sales

The funds may make short sales for hedging purposes to protect them against companies whose credit is deteriorating. Short sales are transactions in which the funds sell a security they do not own in anticipation of a decline in the market value of that security. The funds’ short sales would be limited to situations where the funds own a debt security of a company and would sell short the common or preferred stock or another debt security at a different level of the capital structure of the same company. No securities will be sold short if, after the effect is given to any such short sale, the total market value of all securities sold short would exceed 2% of the value of the funds’ net assets.

To complete a short-sale transaction, the funds must borrow the security to make delivery to the buyer. The funds then are obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the funds are required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A fund secures its obligation to replace borrowed securities by also depositing collateral with the broker, usually in cash, U.S. government securities or other liquid securities similar to those borrowed.

Until the funds replace a borrowed security in connection with a short sale, the funds will: (a) maintain daily a segregated account, containing cash, U.S. government securities, or other liquid securities as permitted by the SEC, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover its short position.

The funds will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the funds replace the borrowed security. The funds will realize a gain if the security sold short declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends, or interest the funds may be required to pay in connection with a short sale. Any gain or loss on the security sold short would be separate from a gain or loss on the funds’ security being hedged by the short sale.

The Taxpayer Relief Act of 1997 requires a mutual fund to recognize gain upon entering into a constructive sale of stock, a partnership interest, or certain debt positions occurring after June 8, 1997. A constructive sale is deemed to occur if the funds enter into a short sale, an offsetting notional principal contract, or a futures or forward contract which is substantially identical to the appreciated position. Some of the transactions in which the funds are permitted to invest may cause certain appreciated positions in securities held by the funds to qualify as a “constructive sale,” in which case it would be treated as sold and the resulting gain subjected to tax or, in the case of a mutual fund, distributed to shareholders. If this were to occur, a fund would be required to distribute such gains even though it would receive no cash until the later sale of the security. Such distributions could reduce the amount of cash available for investment by the funds. Because these rules do not apply to “straight” debt transactions, it is not anticipated that they will have a significant impact on the funds; however, the effect cannot be determined until the issuance of clarifying regulations.

INVESTMENT RESTRICTIONS

Fundamental policies may not be changed without the approval of the lesser of (1) 67% of the funds’ shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the funds’ outstanding shares. Other restrictions in the form of operating policies are subject to change by the funds’ Boards without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the funds. With the exception of the diversification test required by the Code, calculation of the funds’ total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the funds’ prospectuses or SAI will not include collateral held in connection with securities lending activities. For purposes of the tax diversification test, calculation of the funds’ total assets will include investments made with cash received by the funds as collateral for securities loaned. The diversification test required by the Code is set forth in the prospectuses of the funds referred to by name in restrictions (8) and (9) below.

Fundamental Policies

As a matter of fundamental policy, the funds may not:

(1) (a) Borrowing (All funds except Spectrum Funds) Borrow money, except that the funds may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the funds’ investment objectives and programs, provided that the combination of (i) and (ii) shall not exceed 33⅓% of the value of the funds’ total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The funds may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

 (b) Borrowing (Spectrum Funds) Borrow money, except the funds may borrow from banks or other Price Funds as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 30% of total assets valued at market. The funds will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrowings will reduce net investment income;

(2) (a) Commodities (All Funds except Money Funds, Dividend Growth, Diversified Small-Cap Growth, Institutional High Yield, Institutional Large-Cap Growth, Institutional Large-Cap Value, Institutional Mid-Cap Equity Growth, Institutional Small-Cap Stock, New America Growth, Short-Term Government Reserve, and Short-Term Reserve Funds, and Emerging Markets Local Multi-Sector Account Portfolio) Purchase or sell commodities, except to the extent permitted by applicable law;

 (b) Commodities (Dividend Growth, Diversified Small-Cap Growth, Institutional High Yield, Institutional Large-Cap Growth, Institutional Large-Cap Value, Institutional Mid-Cap Equity Growth, Institutional Small-Cap Stock, and New America Growth Funds, and Emerging Markets Local Multi-Sector Account Portfolio) Purchase or sell physical commodities, except that the funds may enter into futures contracts and options thereon;

 (c) Commodities (Money Funds, Short-Term Government Reserve, and Short-Term Reserve Funds) Purchase or sell commodities;

(3) Equity Securities (Summit Municipal Money Market Fund) Purchase equity securities or securities convertible into equity securities;

(4) (a) Industry Concentration (All funds except Equity Index 500, Extended Equity Market Index, Health Sciences, Institutional Frontier Markets Equity, International Equity Index, Financial Services, Global Real Estate, Prime Reserve, Real Estate, TRP Reserve, Retirement, Spectrum, Summit Cash Reserves, Total Equity Market Index, and U.S. Bond Enhanced Index Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ total assets would be invested in the securities of issuers having their principal business activities in the same industry;

 (b) Industry Concentration (Financial Services, Global Real Estate, Health Sciences, Institutional Frontier Markets Equity, and Real Estate Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that (i) the Health Sciences Fund will invest more than 25% of its total assets in the health sciences industry as defined in the fund’s prospectus; (ii) the Financial Services Fund will invest more than 25% of its total assets in the financial services industry as defined in the fund’s prospectus; (iii) the Global Real Estate and Real Estate Funds will invest more than 25% of their total assets in the real estate industry as defined in the funds’ prospectuses; and (iv) the Institutional Frontier Markets Equity Fund will invest more than 25% of its total assets in the banking industry;

 (c) Industry Concentration (Equity Index 500, Extended Equity Market Index, International Equity Index, Total Equity Market Index, and U.S. Bond Enhanced Index Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry, except that the fund will invest more than 25% of the value of its total assets in issuers having their principal business activities in the same industry to the extent necessary to replicate the index that the fund uses as its benchmark as set forth in its prospectus;

 (d) Industry Concentration (Prime Reserve, TRP Reserve, and Summit Cash Reserves Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that this limitation does not apply to securities of the banking industry including, but not limited to, certificates of deposit and banker’s acceptances;

 (e) Concentration (Retirement and Spectrum Funds) Concentrate in any industry, except that the funds will concentrate (invest more than 25% of total assets) in the mutual fund industry;

(5) (a) Loans (All funds except Retirement and Spectrum Funds) Make loans, although the funds may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33⅓% of the value of the funds’ total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

 (b) Loans (Retirement and Spectrum Funds) Make loans, although the funds may purchase money market securities and enter into repurchase agreements;

(6) Margin (Spectrum Funds) Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

(7) Mortgaging (Spectrum Funds) Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of the funds’ total assets, valued at market;

(8) Percent Limit on Assets Invested in Any One Issuer (All funds except Africa & Middle East, Asia Opportunities, Emerging Europe, Emerging Markets Bond, Emerging Markets Corporate Multi-Sector Account Portfolio, Emerging Markets Local Currency Bond, Emerging Markets Local Multi-Sector Account Portfolio, Global Real Estate, Global Unconstrained Bond, Institutional Africa & Middle East, Institutional Emerging Markets Bond, Institutional Frontier Markets Equity, Institutional International Bond, Institutional International Concentrated Equity, Institutional Large-Cap Growth, International Bond, International Concentrated Equity Fund, Latin America, New Asia, RDFs, and Spectrum Funds, and the State Tax-Free Income Trust) Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 5% of the value of the funds’ total assets would be invested in the securities of a single issuer, except for cash, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and securities of other investment companies;

(9) Percent Limit on Share Ownership of Any One Issuer (All funds except Africa & Middle East, Asia Opportunities, Emerging Europe, Emerging Markets Bond, Emerging Markets Corporate Multi-Sector Account Portfolio, Emerging Markets Local Currency Bond, Emerging Markets Local Multi-Sector Account Portfolio, Global Real Estate, Global Unconstrained Bond, Institutional Africa & Middle East, Institutional Emerging Markets Bond, Institutional Frontier Markets Equity, Institutional International Bond, Institutional International Concentrated Equity, Institutional Large-Cap Growth, International Bond, International Concentrated Equity, Latin America, New Asia, RDFs, and Spectrum Funds, and the State Tax-Free Income Trust) Purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 10% of the outstanding voting securities of any issuer would be held by the funds (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);

(10) (a) Real Estate (All funds except Retirement and Spectrum Funds) Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 (b) Real Estate (Retirement and Spectrum Funds) Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (although the funds may purchase money market securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(11) (a) Senior Securities (All funds except Spectrum Funds) Issue senior securities except in compliance with the 1940 Act;

 (b) Senior Securities (Spectrum Funds) Issue senior securities;

(12) Short Sales (Spectrum Funds) Effect short sales of securities;

(13) Taxable Securities (California Tax-Free Income Trust, State Tax-Free Income Trust, and Tax-Free Funds) During periods of normal market conditions, purchase any security if, as a result, less than 80% of the funds’ income would be exempt from federal and, if applicable, any state, city, or local income tax. Normally, the funds will not purchase a security if, as a result, more than 20% of the funds’ income would be subject to the AMT; or

(14) Underwriting Underwrite securities issued by other persons, except to the extent that the funds may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing their investment programs.

NOTES

 The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

 Money Funds With respect to investment restriction (1), the funds have no current intention of engaging in any borrowing transactions.

 All funds except Money Funds, Dividend Growth, Diversified Small-Cap Growth, Institutional High Yield, Institutional Large-Cap Growth, Institutional Large-Cap Value, Institutional Mid-Cap Equity Growth, Institutional Small-Cap Stock, New America Growth, Short-Term Government Reserve, and Short-Term Reserve Funds, and Emerging Markets Local Multi-Sector Account Portfolio With respect to investment restriction (2), the funds may not directly purchase or sell commodities that require physical storage unless acquired as a result of ownership of securities or other instruments but the funds may invest in any derivatives and other financial instruments that involve commodities or represent interests in commodities to the extent permitted by the Investment Company Act of 1940 or other applicable law.

 Dividend Growth, Diversified Small-Cap Growth, Institutional High Yield, Institutional Large-Cap Growth, Institutional Large-Cap Value, Institutional Mid-Cap Equity Growth, Institutional Small-Cap Stock, and New America Growth Funds, and Emerging Markets Local Multi-Sector Account Portfolio With respect to investment restriction (2), the funds do not consider currency contracts or hybrid investments to be commodities.

 All funds except Retirement and Spectrum Funds For purposes of investment restriction (4):

• U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry.

• For the International Equity Funds (except for the Japan Fund), Tax-Efficient Equity, and Equity Funds except Financial Services, Global Industrials, Global Technology, Media & Telecommunications, New Era, Real Assets, and Science & Technology Funds, industries are determined by reference to the classifications of industries and sub-industries set forth in the Morgan Stanley Capital International/Standard & Poor’s (MSCI/S&P) Global Industry Classification Standard. For the Japan Fund, industries are determined by reference to the industries and sub-industries set forth by the Tokyo Stock Price Index (TOPIX) industry structure. For Financial Services, Global Industrials, Global Technology, Media & Telecommunications, New Era, Real Assets, and Science & Technology Funds, industries are determined by reference to industry classifications set forth in their semiannual and annual reports. For the Corporate Income, Global Multi-Sector Bond, Inflation Focused Bond, Inflation Protected Bond, Institutional Core Plus, Institutional Global Multi-Sector Bond, Institutional Long Duration Credit, Investment-Grade Corporate Multi-Sector Account Portfolio, New Income,

Short-Term Bond, and U.S. Bond Enhanced Index Funds, and the fixed-income investments of the Balanced, Global Allocation, and Personal Strategy Funds, industries are determined by reference to the classifications of industries and sub-industries set forth in the Barclays Capital Global Aggregate Bond Index. However, for the Corporate Income Fund, Institutional Long Duration Credit Fund, and Investment-Grade Corporate Multi-Sector Account Portfolio, an issuer that is classified by Barclays Capital as a banking company, but which has its principal business activities in a different industry, will be considered to belong to the industry in which it has its principal business activities. For the Credit Opportunities, Emerging Markets Bond, Emerging Markets Corporate Multi-Sector Account Portfolio, Emerging Markets Corporate Bond, Emerging Markets Local Currency Bond, Emerging Markets Local Multi-Sector Account Portfolio, Floating Rate, Floating Rate Multi-Sector Account Portfolio, Global High Income Bond, Global Unconstrained Bond, GNMA, High Yield, High Yield Multi-Sector Account Portfolio, Institutional Credit Opportunities, Institutional Emerging Markets Bond, Institutional Floating Rate, Institutional High Yield, Institutional International Bond, International Bond, Mortgage-Backed Securities Multi-Sector Account Portfolio, Prime Reserve, TRP Reserve, Summit Income, U.S. Treasury, and Ultra Short-Term Bond Funds, industries are determined by reference to industry classifications set forth in their semiannual and annual reports. Annual changes by MSCI/S&P, TOPIX, or Barclays Capital to their classifications will be implemented within 30 days after the effective date of the change. The Africa & Middle East Fund, Institutional Africa & Middle East Fund, and Latin America Fund consider telecommunications and banking companies of a single country to be separate industries from telecommunications and banking companies of any other country. It is the position of the staff of the SEC that foreign governments are industries for purposes of this restriction. For as long as this staff position is in effect, the International Bond Funds will not invest more than 25% of total assets in the securities of any single foreign governmental issuer. For purposes of this restriction, governmental entities are considered separate issuers.

 All funds except Summit Income and U.S. Bond Enhanced Index Funds For purposes of investment restriction (5), the funds will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

 All funds except Spectrum Funds For purposes of investment restrictions (8) and (9), the funds will treat bonds which are refunded with escrowed U.S. government securities as U.S. government securities.

 Taxable Bond and Money Funds For purposes of investment restrictions (8) and (9), the funds will consider a repurchase agreement fully collateralized with U.S. government securities to be U.S. government securities.

 With respect to investment restriction (11), under the 1940 Act, an open-end investment company can borrow money from a bank provided that immediately after such borrowing there is asset coverage of at least 300% for all borrowings. If the asset coverage falls below 300%, the company must, within three business days, reduce the amount of its borrowings to satisfy the 300% requirement.

 For purposes of investment restriction (13), the funds measure the amount of their income from taxable securities, including AMT securities, over the course of the funds’ taxable year.

Operating Policies

As a matter of operating policy, the funds may not:

(1) Borrowing (All funds except Global Allocation Fund) Purchase additional securities when money borrowed exceeds 5% of total assets;

(2) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

(3) Equity Securities (California Tax-Free Income Trust, State Tax-Free Income Trust, and Tax-Free Funds) Purchase any equity security or security convertible into an equity security, provided that the funds

(other than the Money Funds) may invest up to 10% of total assets in equity securities, which pay tax-exempt dividends and which are otherwise consistent with the funds’ investment objectives and, further provided, that Money Funds may invest up to 10% of total assets in equity securities of other tax-free open-end money market funds;

(4) Forward Currency Contracts (Retirement and Spectrum Funds) Purchase forward currency contracts, although the funds reserve the right to do so in the future;

(5) (a) Futures Contracts (All funds except Money Funds and Retirement and Spectrum Funds) Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the funds’ net asset value;

 (b) Futures (Retirement and Spectrum International Funds) Purchase futures, although the funds reserve the right to do so in the future;

 (c) Futures (Spectrum Growth and Spectrum Income Funds) Invest in futures;

(6) Illiquid Securities Purchase illiquid securities if, as a result, more than 15% of net assets (10% of net assets for Spectrum Funds and 5% of total assets for Money Funds) would be invested in such securities;

(7) Investment Companies (All funds except Retirement and Spectrum Funds) Purchase securities of open-end or closed-end investment companies except (i) securities of the TRP Reserve Funds (provided that the investing fund does not invest more than 25% of its net assets in such funds); (ii) securities of T. Rowe Price institutional funds; (iii) in the case of the Money Funds, only securities of other money market funds; or (iv) otherwise consistent with the 1940 Act;

(8) Margin (All funds except Spectrum Funds) Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) they may make margin deposits in connection with futures contracts or other permissible investments;

(9) Mortgaging (All funds except Spectrum Funds) Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments, and then such mortgaging, pledging, or hypothecating may not exceed 33⅓% of the funds’ total assets at the time of borrowing or investment;

(10) Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the funds would be invested in such programs;

(11) (a) Options, etc. (All funds except Retirement and Spectrum Funds) Invest in options in excess of the limits set forth in the funds’ prospectuses and this SAI;

 (b) Options (Retirement Funds) Invest in options although the funds reserve the right to do so in the future;

 (c) Options (Spectrum Funds) Invest in options;

(12) (a) Short Sales (All funds except Credit Opportunities, Floating Rate, High Yield, Global High Income Bond, Institutional Credit Opportunities, Institutional Floating Rate, and Institutional High Yield Funds) Effect short sales of securities;

 (b) Short Sales (Credit Opportunities, Floating Rate, High Yield, Global High Income Bond, Institutional Credit Opportunities, Institutional Floating Rate, and Institutional High Yield Funds) Effect short sales of securities, other than as set forth in the funds’ prospectuses and SAI;

(13) Warrants Invest in warrants if, as a result, more than 10% of the value of the fund’s net assets would be invested in warrants, provided that, the Money, Retirement, Spectrum, State Tax-Free, Tax-Free, and Summit Municipal Funds will not invest in warrants; and

(14) Commodities (Real Assets Fund) Purchase or sell physical commodities, except that the fund reserves the right to do so in the future.

NOTES

The following Notes should be read in connection with the above-described operating policies. The Notes are not operating policies.

For purposes of investment restriction (8), margin purchases are not considered borrowings and effecting a short sale will be deemed to not constitute a margin purchase. If a fund is subject to an 80% name test as set forth in its prospectus, the 80% investment policy will be based on the fund’s net assets plus any borrowings for investment purposes. For purposes of determining whether a fund invests at least 80% of its net assets in a particular country or geographic region, the funds use the country assigned to an equity security by MSCI Barra or another unaffiliated third-party data provider, and the funds use the country assigned to a fixed income security by Bloomberg or another unaffiliated third-party data provider. The funds generally follow this same process with respect to the remaining 20% of assets but may occasionally make an exception after assessing various factors relating to a company.

A 30% withholding tax will be imposed on any dividends and redemption proceeds that are paid after December 31, 2012, to: (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders; and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to enter into agreements with the IRS stipulating that they will provide the IRS with certain information (including name, address and taxpayer identification number) for direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, and agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Blue Chip Growth, Capital Opportunity, Diversified Small-Cap Growth, Financial Services, Global Technology, Health Sciences, High Yield, Institutional High Yield, Media & Telecommunications, Mid-Cap Value, Personal Strategy, Real Estate, Summit Income, Summit Municipal, U.S. Bond Enhanced Index, and Value Funds

Notwithstanding anything in the previously listed fundamental and operating restrictions to the contrary, the funds listed above may invest all of their assets in a single investment company or a series thereof in connection with a “master-feeder” arrangement. Such an investment would be made where the funds (a “Feeder”), and one or more other funds with the same investment objective and program as the funds, sought to accomplish their investment objectives and programs by investing all of their assets in the shares of another investment company (the “Master”). The Master would, in turn, have the same investment objective and program as the funds. The funds would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.

Foreign Investments

In addition to the restrictions previously described, some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, P-notes may sometimes be used to gain access to these markets. In addition, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds may be known as Passive Foreign Investment Companies. The funds are subject to certain percentage limitations under the 1940 Act relating to the purchase of securities of investment companies, and may be subject to the limitation that no more than 10% of the value of the fund’s total assets may be invested in such securities.

Retirement and Spectrum Funds

There is no limit on the amount the RDFs, and TRFs, and Spectrum Funds may own of the total outstanding voting securities of other Price Funds. The funds, in accordance with their prospectuses, may invest more than 5% of their total assets in any one or more of the Price Funds. The funds may invest more than 10% of their total assets, collectively, in registered investment companies within the T. Rowe Price family of funds.

CUSTODIAN

State Street Bank and Trust Company is the custodian for the funds’ U.S. securities and cash, but it does not participate in the funds’ investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation, or any central depository system allowed by federal law. In addition, funds investing in municipal securities are authorized to maintain certain of their securities, in particular, variable rate demand notes, in uncertificated form, in the proprietary deposit systems of various dealers in municipal securities. State Street Bank’s main office is at 225 Franklin Street, Boston, Massachusetts 02110. State Street Bank maintains shares of the Retirement and Spectrum Funds in the book entry system of the funds’ transfer agent, T. Rowe Price Services, Inc.

All funds that can invest in foreign securities have entered into a Custodian Agreement with JPMorgan Chase Bank, London, pursuant to which portfolio securities which are purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan Chase Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for JPMorgan Chase Bank, London is Woolgate House, Coleman Street, London, EC2P 2HD, England.

CODE OF ETHICS

The funds, their investment adviser and investment sub-adviser, if applicable, (T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Singapore), and their principal underwriter (T. Rowe Price Investment Services) have a written Code of Ethics and Conduct which requires persons with access to investment information (“Access Persons”) to obtain prior clearance before engaging in most personal securities transactions. Transactions must be executed within three business days of their clearance. In addition, all Access Persons must report their personal securities transactions within 30 days after the end of the calendar quarter. Aside from certain limited transactions involving securities in certain issuers with high trading volumes, Access Persons are typically not permitted to effect transactions in a security if: there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; a change has occurred in T. Rowe Price’s rating of the security within seven calendar days prior to the date of the proposed transaction; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Boards of the funds. The Boards also review the administration of the Code of Ethics on an annual basis.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each fund’s portfolio holdings are disclosed on a regular basis in its semiannual and annual reports to shareholders as well as Form N-Q which is filed with the SEC within 60 days of a fund’s first and third fiscal quarter-end. In addition, the funds’ Boards have adopted policies and procedures with respect to the disclosure of the funds’ portfolio securities and the disclosure of portfolio commentary and statistical information about the funds’ portfolios and their securities. The policy on the general manner in which the funds’ portfolio securities are disclosed is set forth in the funds’ prospectuses. In addition, portfolio holdings with respect to periods prior to the most recent quarter-end may be disclosed upon request, subject to the sole discretion of T. Rowe Price.

This SAI sets forth details of the funds’ policy on portfolio holdings disclosure as well as the funds’ policy on disclosing information about the funds’ portfolios. In adopting the policies, the Boards of the funds took into account the views of the equity, fixed income and/or international steering committees of the funds’ investment advisers on what information should be disclosed and when and to whom it should be disclosed. The steering committees have oversight responsibilities for managing the T. Rowe Price funds. Each steering committee is comprised of senior investment management personnel of T. Rowe Price, T. Rowe Price International, Price Hong Kong, and/or Price Singapore. Each committee as a whole determines the funds’ policy on the disclosure of portfolio holdings and related information. The funds’ Boards believe the policies they have adopted are in the best interests of the funds and that they strike an appropriate balance between the desire of some persons for information about the funds’ portfolios and the need to protect the funds from potentially harmful disclosures.

From time to time, officers of the funds, the funds’ investment adviser (and investment sub-adviser, if applicable) or the funds’ distributor (collectively, “TRP”) may express their views orally or in writing on one or more of the funds’ portfolio securities or may state that the funds have recently purchased or sold one or more securities. Such views and statements may be made to members of the press, shareholders in the funds, persons considering investing in the funds or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations such as Lipper Inc. and Morningstar, Inc. The nature and content of the views and statements provided to each of these persons may differ. The securities subject to these views and statements may be ones that were purchased or sold since the funds’ most recent quarter-end and therefore may not be reflected on the list of the funds’ most recent quarter-end portfolio holdings disclosed on the website.

Additionally, TRP may provide oral or written information (“portfolio commentary”) about the funds, including, but not limited to, how the funds’ investments are divided among various sectors, industries, countries, value and growth stocks, small-, mid-, and large-cap stocks, and among stocks, bonds, currencies, and cash, types of bonds, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to fund performance. TRP may also provide oral or written information (“statistical information”) about various financial characteristics of the funds or their underlying portfolio securities including, but not limited to, alpha, beta, R-squared, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the funds may be based on the funds’ most recent quarter-end portfolio or on some other interim period such as month-end. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the funds, persons considering investing in the funds or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations. The content and nature of the information provided to each of these persons may differ.

None of the persons described above will receive any of the information described above if, in the sole judgment of TRP, the information could be used in a manner that would be harmful to the funds. The T. Rowe Price Code of Ethics contains a provision to this effect.

TRP also discloses portfolio holdings in connection with the day-to-day operations and management of the funds. Full portfolio holdings are disclosed to the funds’ custodians and auditors. Portfolio holdings are disclosed to the funds’ pricing service vendors and other persons who provide systems or software support in connection with fund operations, including accounting, compliance support, and pricing. Portfolio holdings may also be disclosed to persons assisting the funds in the voting of proxies. In connection with managing the funds, the funds’ investment advisers and investment sub-advisers may use analytical systems provided by third parties who may have access to the funds’ portfolio holdings. In all of these situations, the funds or TRP have entered into an agreement with the outside party under which the party undertakes to maintain the funds’ portfolio holdings on a confidential basis and to refrain from trading on the basis of the information. TRP relies on these non-disclosure agreements in determining that such disclosures are not harmful to the funds. The names of these persons and the services they provide are set forth in the following table under “Fund Service Providers.” The policies and procedures adopted by the funds’ Boards require that any additions to the list of “Fund Service Providers” be approved by specified officers at TRP.

In certain limited situations, the funds may provide portfolio holdings to an institutional client (or its custodian or other agent) when the client is effecting a redemption in-kind from one of the Price Funds and T. Rowe Price believes that such disclosure will not be harmful to the fund. In these situations, T. Rowe Price makes it clear through non-disclosure agreements or other means that the recipient must ensure that the confidential information is used only as necessary to effect the redemption-in-kind, and that the recipient will not trade on the information and will maintain the information in a manner designed to protect against unauthorized access or misuse.

Additionally, when purchasing and selling its securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities as well as in connection with litigation involving the funds’ portfolio securities, the funds may disclose one or more of their securities. The funds have not entered into formal non-disclosure agreements in connection with these situations; however, the funds would not continue to conduct business with a person who TRP believed was misusing the disclosed information.

Fund Service Providers

Service Provider	Service
Algorithmics	Systems Vendor
Barclays	Fixed Income Analytics
Bloomberg	Pricing and Data Vendor
Broadridge	Printing and Mailing Vendor
Broadridge Systems	Systems Vendor
SAP	Systems Vendor
Charles River	Systems Vendor
Citigroup	Fixed Income Analytics
COR-FS Ltd.	Systems Vendor
DG3	Typesetting Vendor
DST Global Solutions	Systems Vendor
DST Brokerage Solutions	Systems Vendor
DTCC Loan/SERV LLC	Bank Debt Reconciliation Vendor
Eagle	Systems Vendor
FactSet	Systems Vendor
Finix Business Strategies	Consultant
Interactive Data	Pricing and Systems Vendor
Investor Tools, Inc.	Fixed Income Analytics
ITG, Inc.	Pricing and Systems Vendor
JPMorgan Chase	Custodian and Securities Lending Agent

Service Provider	Service
JW Boarman	Printing Vendor
Lend Amend	Bank Debt Amendment Data Provider and Service
Markit WSO Corporation	Pricing and Systems Vendor
McArdle Printing Company	Printing and Mailing Vendor
Omgeo LLC	Systems Vendor
Portware, LLC	Systems Vendor
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm
ISS	Proxy and Systems Vendor
RR Donnelley	Systems, Printing, and Mailing Vendor
Serena	Systems Vendor
SmartStream Technologies	Systems Vendor
SS&C Technologies Holdings	Systems Vendor
Standard & Poor’s	Pricing Vendor
State Street Bank	Custodian and Securities Lending Agent
Sybase Inc.	Systems Vendor
Thomson Reuters	Pricing Vendor
TriOptima	Derivatives Reconciliation Systems Vendor
Universal Wilde	Mailing Vendor
WCI Consulting	Systems Vendor
Wilshire	Systems Vendor
PRICING OF SECURITIES

All Price Funds (except Money Funds and Fund-of-Funds)

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued using prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities, or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Purchased and written listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices. Exchange-traded options on futures contracts are valued at the closing settlement prices. Foreign currency forward contracts are valued using the prevailing forward exchange rate. Financial futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Price Funds Investing in Foreign Securities

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

Trading in the portfolio securities of the funds may take place in various foreign markets on certain days (such as Saturday) when the funds are not open for business and do not calculate their net asset value. As a result, net asset values may be significantly affected by trading on days when shareholders cannot make transactions. In addition, trading in the funds’ portfolio securities may not occur on days when the funds are open.

If a fund determines that developments between the close of a foreign market and the close of the NYSE, normally 4 p.m. ET, will, in its judgment, materially affect the value of some or all of its portfolio securities, that fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Money Funds

Securities held by money funds are currently valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act. As a result of recent amendments to Rule 2a-7, certain money funds will be required to eliminate the use of amortized cost when valuing securities maturing in more than 60 days. Any money funds that will no longer be able to use amortized cost to maintain a stable net asset value will be required, by October 14, 2016, to price and transact at a net asset value that can “float” based on pricing the underlying fund holdings out to four decimal places.

Price Funds Investing in Other Price Funds

Investments in the underlying Price Funds held by each fund are valued at their closing net asset value per share on the day of valuation.

Price Funds Investing in Hedge Funds

A fund relies primarily on the limited pricing and valuation information provided by the hedge fund managers in order to value its hedge fund investments. The funds attempt, to the extent they are able to do so, to review the valuation methodology utilized by a hedge fund to gauge whether its principles of fair value are consistent with those used by the funds for valuing their own investments. A fund will seek as much information as possible from the hedge fund in order to value its investment and determine the fair value of its interest in the hedge fund based on all relevant circumstances. This may include the most recent estimated net asset value and estimated returns reported by the hedge fund, as well as accrued management fees and any other relevant information available at the time the fund values its assets.

All Price Funds

The values assigned to private placements and other restricted securities, and to those investments for which the valuation procedures previously described are inappropriate, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee (the “Valuation Committee”). The Valuation Committee has been established by the funds’ Board of Directors to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants.

NET ASSET VALUE PER SHARE

The purchase and redemption price of the funds’ shares is equal to the funds’ net asset value per share or share price. The funds determine their net asset value per share by subtracting their liabilities (including accrued expenses and dividends payable) from their total assets (the market value of the securities the funds hold plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the funds is calculated as of the close of trading on the NYSE, normally 4 p.m. ET every day the NYSE is open for trading.

Determination of net asset value (and the offering, sale, redemption, and purchase of shares) for the funds may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the funds fairly to determine the value of their net assets, or (d) during which a governmental body having jurisdiction over the funds may by order permit such a suspension for the protection of the funds’ shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist. Under certain limited conditions, a money fund may accept and process purchase and redemption orders during times that the NYSE is not open for trading.

Money Funds

Maintenance of Money Funds’ Net Asset Value per Share at $1.00

It is the policy of the funds to attempt to maintain a net asset value of $1.00 per share by using the amortized cost method of valuation permitted by Rule 2a-7 under the 1940 Act. Under this method, securities are valued by reference to the funds’ acquisition costs as adjusted for amortization of premium or accumulation of discount, rather than by reference to their market value. Under Rule 2a-7:

(a) The Boards must establish written procedures reasonably designed, taking into account current market conditions and the funds’ investment objectives, to stabilize the funds’ net asset value per share, as computed for the purpose of distribution, redemption, and repurchase, at a single value;

(b) The funds must (i) maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable price per share; (ii) not purchase any instrument with a remaining maturity greater than 397 calendar days, except for certain adjustable rate government securities or other instruments that meet the requirements of Rule 2a-7; (iii) maintain a dollar-weighted average portfolio maturity of 60 days or less; (iv) maintain a dollar-weighted average life of 120 days or less; (v) not acquire any security other than a “weekly liquid asset,” as defined in Rule 2a-7, unless they hold at least 30% of their total assets in weekly liquid assets; and (vi) for the taxable funds, not acquire any security other than a “daily liquid asset,” as defined in Rule 2a-7, unless they hold at least 10% of their total assets in daily liquid assets;

(c) The funds must limit their purchase of portfolio instruments, including repurchase agreements, to those U.S. dollar-denominated instruments which the funds’ Boards determine present minimal credit risks and which are eligible securities as defined by Rule 2a-7; and

(d) The Boards must determine that (i) it is in the best interest of the funds and the shareholders to maintain a stable net asset value per share under the amortized cost method; and (ii) the funds will continue to use the amortized cost method only so long as the Boards believe that it fairly reflects the market-based net asset value per share.

Although the funds believe that they will be able to maintain their net asset value at $1.00 per share under most conditions, there can be no absolute assurance that they will be able to do so on a continuous basis. If the funds’ net asset value per share declined, or was expected to decline, below $1.00 (rounded to the nearest one cent), the Boards of the funds might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in an investor receiving no dividend for the period during which he holds his shares and in his receiving, upon redemption, a price per share lower than that which he paid. On the other hand, if the funds’ net asset value per share were to increase, or were anticipated to increase, above $1.00 (rounded to the nearest one cent), the Boards of the funds might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

The funds may suspend redemptions and payment of redemption proceeds if: the funds’ Board determines that the deviation between a fund’s amortized cost price per share and its market-based net asset value per share may result in material dilution or unfair results; the Board has irrevocably approved the liquidation of the fund; and the fund notifies the SEC of its decision to liquidate prior to suspending redemptions.

Prime Reserve and TRP Reserve Funds

Prime Money Market Securities Defined

Prime money market securities are those which are described as First Tier Securities under Rule 2a-7 of the 1940 Act. These include any security with a remaining maturity of 397 days or less, and adjustable rate government securities with longer maturities but interest rate resets within 397 days, that are rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class that is comparable in priority and security with the security) by any two nationally recognized statistical rating organizations (NRSROs) (or if only one NRSRO has issued a rating, that NRSRO) in the highest rating category for short-term debt obligations (within which there may be sub-categories). First Tier Securities also include unrated securities comparable in quality to rated securities, as determined by T. Rowe Price under the supervision of the funds’ Boards.

DIVIDENDS AND DISTRIBUTIONS

Unless you elect otherwise, capital gain distributions, final quarterly dividends and annual dividends, if any, will be reinvested on the reinvestment date using the net asset values per share on that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.

IN-KIND REDEMPTIONS AND PURCHASES

Redemptions In-Kind

Certain Price Funds have filed with the SEC a notice of election under Rule 18f-1 of the 1940 Act. This election permits a fund to effect a redemption in-kind if, in any 90-day period, a shareholder redeems: (i) more than $250,000 from the fund; or (ii) redeems more than 1% of the fund’s net assets. If either of these conditions is met, the fund has the right to pay the difference between the redemption amount and the lesser of these two figures with securities from the fund’s portfolio rather than in cash.

In the unlikely event a shareholder receives an in-kind redemption of portfolio securities from a fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be subject to the risks that the value of the securities could decline prior to their sale, the securities could be difficult to sell, and brokerage fees could be incurred.

The Price Funds may also redeem securities in-kind to certain affiliates according to procedures adopted by the Price Funds’ Boards. The procedures generally require a pro-rata distribution of a fund’s securities subject to certain limited exceptions.

Issuance of Fund Shares for Securities

Transactions involving the issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objectives and investment policies of the funds; (b) are generally acquired for investment and not for resale; (c) have a value that is readily ascertainable, which may include securities listed or traded in a recognized U.S. or international exchange or market; and (d) are not illiquid. The securities received in-kind must be deemed by the fund’s portfolio manager to be appropriate, in type and amount, for investment by the fund receiving the securities in light of its investment objectives, investment programs and policies, and its current holdings.

TAX STATUS

The funds intend to qualify as “regulated investment companies” under Subchapter M of the Code.

To be entitled to the special tax benefits applicable to regulated investment companies, the funds will be required to distribute the sum of 90% of their investment company taxable income and 90% of their net tax-exempt income, if any, each year. In order to avoid federal income tax, the funds must distribute all of their investment company taxable income and realized long-term capital gains for each fiscal year within 12 months after the end of the fiscal year. To avoid federal excise tax, the funds must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and 98.2% of capital gains (as of October 31) and distribute such amounts prior to February 1 of the following calendar year. Shareholders are required to include such distributions in their income for federal income tax purposes whether dividends and capital gain distributions are paid in cash or in additional shares.

For individual shareholders, a portion of the funds’ ordinary dividends representing “qualified dividend income” may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. “Qualified dividend income” is composed of certain dividends received from domestic and qualified foreign corporations. It excludes dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions, dividends on non-qualified foreign corporations, and dividends on stocks the funds have not held for more than 60 days during the 121-day period beginning 60 days before the stock became ex-dividend (90 and 181 days for certain preferred stock). Individual shareholders can only apply the lower rate to the qualified portion of the funds’ dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds’ dividends. Little, if any, of the ordinary dividends paid by the Global Real Estate or Real Estate Funds, is expected to qualify for this lower rate.

For corporate shareholders, a portion of the funds’ ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the funds’ income consists of dividends paid by U.S. corporations. This deduction does not include dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions, dividends received from certain foreign corporations, and dividends on stocks the funds have not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of the funds’ dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds’ dividends. Little, if any, of the ordinary dividends paid by the international equity funds (and the global funds that hold significant non-U.S. securities) or the bond and money funds is expected to qualify for this deduction. Long-term capital gain distributions paid by the funds are not eligible for the dividends-received deduction.

The funds may treat a portion of amounts paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in net asset value. This practice, commonly referred to as “equalization,” has no effect on redeeming shareholders or a fund’s total return, and reduces the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. Because of uncertainties surrounding some of the technical issues relating to computing the amount of equalization, it is possible that the IRS could challenge the funds’ equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the funds.

At the time of your purchase of shares (except in Money Funds), the funds’ net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the funds. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as either dividend or capital gain distributions. The funds may be able to reduce the amount of such distributions by utilizing their capital loss carry-overs, if any. For federal income tax purposes, the funds are permitted to carry forward any net realized capital losses for eight years for any such losses incurred in taxable years beginning on or before December 22, 2010, or indefinitely for any such losses incurred in taxable years beginning after December 22, 2010, and use such losses, subject to applicable limitations, to offset net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

However, the amount of capital losses that can be carried forward and used in any single year may be limited if a fund experiences an “ownership change” within the meaning of Section 382 of the Code. An ownership change generally results when the shareholders owning 5% or more of the fund increase their aggregate holdings by more than 50 percentage points over a three-year period. An ownership change could result in capital loss carry-overs from taxable years beginning on or before December 22, 2010, to expire unused, thereby reducing a fund’s ability to offset capital gains with those losses. Capital loss carry-overs generated in years beginning after December 22, 2010, are also subject to the ownership change limitation but will not expire. An increase in the amount of taxable gains distributed to a fund’s shareholders could result from an ownership change. The Price Funds undertake no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions. Moreover, because of circumstances beyond a fund’s control, there can be no assurance that a fund will not experience, or has not already experienced, an ownership change.

If, in any taxable year, a fund does not qualify as a regulated investment company under the Code: (1) the fund would be taxed at the normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; (2) the fund’s distributions, to the extent made out of the fund’s current or accumulated earnings and profits, would be taxable to shareholders as ordinary dividends regardless of whether they would otherwise have been considered capital gain dividends; (3) the fund may qualify for the 70% deduction for dividends received by corporations; and (4) foreign tax credits would not “pass through” to shareholders. A fund may avoid losing its qualification as a regulated investment company under certain circumstances by using remedies provided in recent legislation, but such remedies may still result in a significant tax penalty to the fund.

A 3.8% net investment income tax is imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Taxation of Foreign Shareholders

Foreign shareholders may be subject to U.S. tax on the sale of shares in any fund, or on distributions of ordinary income and/or capital gains realized by a fund, depending on a number of factors, including the foreign shareholder’s country of tax residence, its other U.S. operations (if any), and the nature of the distribution received. Foreign shareholders should consult their own tax adviser to determine the precise U.S. and local tax consequences to an investment in any fund.

A 30% withholding tax is currently imposed on all or a portion of any dividends paid, and will be imposed on redemption proceeds paid after December 31, 2016, to: (i) foreign financial institutions, including non-U.S. investment funds and trusts, unless they agree to collect and disclose to the IRS, or in certain cases to their country of residence, information regarding their direct and indirect U.S. account holders or are exempt from these requirements and certify as such; and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, non-exempt foreign financial institutions will need to enter into agreements with the IRS (unless resident in a country that provides for an alternative regime through an intergovernmental agreement with the U.S.). stipulating that they will provide the IRS with certain information (including name, address and taxpayer identification number) for direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, and agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Retirement and Spectrum Funds

Distributions by the underlying Price Funds, redemptions of shares in the underlying Price Funds, and changes in asset allocations may result in taxable distributions of ordinary income or capital gains. In addition, the funds will generally not be able to currently offset gains realized by one underlying Price Fund in which the funds invest against losses realized by another underlying Price Fund. These factors could affect the amount, timing, and character of distributions to shareholders.

State Tax-Free and Tax-Free Funds

The funds anticipate that substantially all of the dividends to be paid by each fund will be exempt from federal income taxes. It is possible that a portion of the funds’ dividends is not exempt from federal income taxes. You will receive a Form 1099-DIV, or other IRS forms, as required, reporting the taxability of all dividends. The funds will also advise you of the percentage of your dividends, if any, which should be included in the computation of the AMT. Social Security recipients who receive income dividends from tax-free funds may have to pay taxes on a portion of their Social Security benefits.

Because the income dividends of the funds are expected to be derived from tax-exempt interest on municipal securities, any interest on money you borrow that is directly or indirectly used to purchase fund shares is not deductible. Further, entities or persons that are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of these funds. The income from such bonds may not be tax-exempt for such substantial users.

Foreign Income Taxes

Income received by the funds from sources within various foreign countries may be subject to foreign income taxes. Under the Code, if more than 50% of the value of the funds’ total assets at the close of the taxable year comprises securities issued by foreign corporations or governments, the funds may file an election to “pass through” to the funds’ shareholders any eligible foreign income taxes paid by the funds. Certain funds of funds may also be able to pass through foreign taxes paid by other mutual funds in which they are invested if at least 50% of the value of the funds’ total assets at the end of each fiscal quarter comprises interests in such regulated investment companies. There can be no assurance that the funds will be able to do so. Pursuant to this election, shareholders will be required to: (1) include in gross income, even though not actually received, their pro-rata share of foreign income taxes paid by the funds; (2) treat their pro-rata share of foreign income taxes as paid by them; and (3) either deduct their pro-rata share of foreign income taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes subject to certain limitations (but not both). A deduction for foreign income taxes may only be claimed by a shareholder who itemizes deductions.

Foreign Currency Gains and Losses

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the funds will be increased. If the result is a loss, the ordinary income dividend paid by the funds will be decreased, or, to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the funds’ taxable year.

Passive Foreign Investment Companies

The funds may purchase, directly or indirectly, the securities of certain foreign investment funds or trusts, called “passive foreign investment companies” for U.S. tax purposes. Sometimes such investments are the only or primary way to invest in companies in certain countries. Some or all of the capital gains on the sale of such holdings may be considered ordinary income regardless of how long the funds held the investment. In addition, the funds may be subject to corporate income tax and/or an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and/or interest, the funds may treat these securities, when possible, as sold on the last day of each of their fiscal years and to recognize any gains for tax purposes at that time; deductions for losses may be allowable only to the extent of any gains resulting from these deemed sales in prior taxable years. Such gains and losses will be treated as ordinary income or losses. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions.

Investing in Mortgage Entities

Special tax rules may apply to the funds’ investments in entities which invest in or finance mortgage debt. Such investments include residual interests in Real Estate Mortgage Investment Conduits and interests in a REIT which qualifies as a taxable mortgage pool under the Code or has a qualified REIT subsidiary that is a taxable mortgage pool under the Code. Although it is the practice of the funds not to make such investments, there is no guarantee that the funds will be able to sustain this practice or avoid an inadvertent investment.

Such investments may result in the funds receiving excess inclusion income (“EII”) in which case a portion of its distributions will be characterized as EII and shareholders receiving such distributions, including shares held through nominee accounts, will be deemed to have received EII. This can result in the funds being required to pay tax on the portion allocated to disqualified organizations: certain cooperatives, agencies or instrumentalities of a government or international organization, and tax-exempt organizations that are not subject to tax on unrelated business taxable income. In addition, such amounts will be treated as unrelated business taxable income to tax-exempt organizations that are not disqualified organizations, and will be subject to a 30% withholding tax for shareholders who are not U.S. persons, notwithstanding any exemptions or rate reductions in any relevant tax treaties.

CAPITAL STOCK (MARYLAND CORPORATIONS)

All funds except Capital Appreciation, Equity Income, GNMA, and New America Growth Funds, and California Tax-Free Income Trust and State Tax-Free Income Trust

All of the funds, other than those listed immediately above, are organized as Maryland corporations (“Corporations”) or series thereof. The funds’ Charters authorize the Boards to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Boards subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Boards may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the funds have authorized to issue without shareholder approval.

Except to the extent that the funds’ Boards might provide that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The directors have provided that as to any matter with respect to which a separate vote of any class is required by the 1940 Act, such requirement as to a separate vote by that class shall apply in lieu of any voting requirements established by the Maryland General Corporation Law. Otherwise, holders of each class of capital stock are not entitled to vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders’ meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the funds, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Corporations, a special meeting of shareholders of the Corporations shall be called by the secretary of the Corporations on the written request of shareholders entitled to cast (a) in the case of a meeting for the purpose of removing a director, at least ten (10) percent and (b) in the case of a meeting for any other purpose, at least 25 percent, in each case of all the votes entitled to be cast at such meeting, provided that any such request shall state the purpose or purposes of the meeting and the matters proposed to be acted on. Shareholders requesting such a meeting must pay to the Corporations the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporations, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporations to the extent required by Section 16(c) of the 1940 Act.

The series (and classes) set forth in the following table have been established by the Boards under the Articles of Incorporation of the indicated Corporations. Each series represents a separate pool of assets of the Corporations’ shares and has different objectives and investment policies. Maryland law provides that the debts, liabilities, obligations, and expenses incurred with respect to a particular series or class are enforceable against the assets associated with that series or class only. The Articles of Incorporation also provide that the Boards may issue additional series of shares. Each share of each fund represents an equal proportionate share in that fund with each other share and is entitled to such dividends and distributions of income belonging to that fund as are declared by the directors. In the event of the liquidation of a fund, each share is entitled to a pro-rata share of the net assets of that fund. Classes represent separate shares in the funds but share the same portfolios as the indicated funds. Each fund is registered with the SEC under the 1940 Act as an open-end management investment company, commonly known as a “mutual fund.”

Maryland Corporations	Year of Inception
T. Rowe Price Balanced Fund, Inc. (fund)	1939
T. Rowe Price Blue Chip Growth Fund, Inc. (fund) T. Rowe Price Blue Chip Growth Fund–Advisor Class (class) T. Rowe Price Blue Chip Growth Fund–R Class (class)	1993 2000 2002
T. Rowe Price Capital Opportunity Fund, Inc. (fund) T. Rowe Price Capital Opportunity Fund–Advisor Class (class) T. Rowe Price Capital Opportunity Fund–R Class (class)	1994 2004 2004
T. Rowe Price Corporate Income Fund, Inc. (fund)	1995
T. Rowe Price Credit Opportunities Fund, Inc. (fund) T. Rowe Price Credit Opportunities Fund–Advisor Class (class)	2014 2014
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (fund)	2003
T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (fund)	1997
T. Rowe Price Dividend Growth Fund, Inc. (fund) T. Rowe Price Dividend Growth Fund–Advisor Class (class)	1992 2005
T. Rowe Price Financial Services Fund, Inc. (fund)	1996
T. Rowe Price Floating Rate Fund, Inc. (fund) T. Rowe Price Floating Rate Fund–Advisor Class (class)	2011 2011
T. Rowe Price Global Allocation Fund, Inc. (fund) T. Rowe Price Global Allocation Fund–Advisor Class (class)	2013 2013
T. Rowe Price Global Multi-Sector Bond Fund, Inc. (fund) T. Rowe Price Global Multi-Sector Bond Fund–Advisor Class (class)	2008 2008
T. Rowe Price Global Real Estate Fund, Inc. (fund) T. Rowe Price Global Real Estate Fund–Advisor Class (class)	2008 2008
T. Rowe Price Global Technology Fund, Inc. (fund)	2000
T. Rowe Price Growth & Income Fund, Inc. (fund)	1982
T. Rowe Price Growth Stock Fund, Inc. (fund) T. Rowe Price Growth Stock Fund–Advisor Class (class) T. Rowe Price Growth Stock Fund–R Class (class)	1950 2001 2002
T. Rowe Price Health Sciences Fund, Inc. (fund)	1995
T. Rowe Price High Yield Fund, Inc. (fund) T. Rowe Price High Yield Fund–Advisor Class (class)	1984 2000
T. Rowe Price Index Trust, Inc. (corporation) T. Rowe Price Equity Index 500 Fund (series) T. Rowe Price Extended Equity Market Index Fund (series) T. Rowe Price Total Equity Market Index Fund (series)	1989 1990 1998 1998
T. Rowe Price Inflation Focused Bond Fund, Inc. (fund)	2006
T. Rowe Price Inflation Protected Bond Fund, Inc. (fund)	2002
T. Rowe Price Institutional Equity Funds, Inc. (corporation) T. Rowe Price Institutional Large-Cap Core Growth Fund (series) T. Rowe Price Institutional Large-Cap Growth Fund (series) T. Rowe Price Institutional Large-Cap Value Fund (series) T. Rowe Price Institutional Mid-Cap Equity Growth Fund (series) T. Rowe Price Institutional Small-Cap Stock Fund (series) T. Rowe Price Institutional U.S. Structured Research Fund (series)	1996 2003 2001 2000 1996 2000 2007
T. Rowe Price Institutional Income Funds, Inc. (corporation) T. Rowe Price Institutional Core Plus Fund (series) T. Rowe Price Institutional Core Plus Fund–F Class (class)	2000 2004 2010

Maryland Corporations	Year of Inception
T. Rowe Price Institutional Credit Opportunities Fund (series) T. Rowe Price Institutional Floating Rate Fund (series) T. Rowe Price Institutional Floating Rate Fund–F Class (class) T. Rowe Price Institutional Global Multi-Sector Bond Fund (series) T. Rowe Price Institutional High Yield Fund (series) T. Rowe Price Institutional Long Duration Credit Fund (series)	2014 2008 2010 2013 2002 2013

T. Rowe Price Institutional International Funds, Inc. (corporation)

T. Rowe Price Institutional Africa & Middle East Fund (series)

T. Rowe Price Institutional Emerging Markets Bond Fund (series)

T. Rowe Price Institutional Emerging Markets Equity Fund (series)

T. Rowe Price Institutional Frontier Markets Equity Fund (series)

T. Rowe Price Institutional Global Focused Growth Equity Fund (series)

T. Rowe Price Institutional Global Growth Equity Fund (series)

T. Rowe Price Institutional Global Value Equity Fund (series)

T. Rowe Price Institutional International Bond Fund (series)

T. Rowe Price Institutional International Concentrated Equity Fund (series)

T. Rowe Price Institutional International Core Equity Fund (series)

T. Rowe Price Institutional International Growth Equity Fund (series)

1989 2008 2006 2002 2014 2006 2008 2012 2007 2010 2010 1989
T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (corporation) T. Rowe Price Intermediate Tax-Free High Yield Fund–Advisor Class (class)	2014 2014

T. Rowe Price International Funds, Inc. (corporation)

T. Rowe Price Africa & Middle East Fund (series)

T. Rowe Price Asia Opportunities Fund (series)

T. Rowe Price Asia Opportunities Fund–Advisor Class (class)

T. Rowe Price Emerging Europe Fund (series)

T. Rowe Price Emerging Markets Bond Fund (series)

T. Rowe Price Emerging Markets Corporate Bond Fund (series)

T. Rowe Price Emerging Markets Corporate Bond Fund–Advisor Class (class)

T. Rowe Price Emerging Markets Local Currency Bond Fund (series)

T. Rowe Price Emerging Markets Local Currency Bond Fund–Advisor Class (class)

T. Rowe Price Emerging Markets Stock Fund (series)

T. Rowe Price European Stock Fund (series)

T. Rowe Price Global Growth Stock Fund (series)

T. Rowe Price Global Growth Stock Fund–Advisor Class (class)

T. Rowe Price Global High Income Bond Fund (series)

T. Rowe Price Global High Income Bond Fund–Advisor Class (class)

T. Rowe Price Global Industrials Fund (series)

T. Rowe Price Global Stock Fund (series)

T. Rowe Price Global Stock Fund–Advisor Class (class)

T. Rowe Price Global Unconstrained Bond Fund (series)

T. Rowe Price Global Unconstrained Bond Fund–Advisor Class (class)

T. Rowe Price International Bond Fund (series)

T. Rowe Price International Bond Fund–Advisor Class (class)

T. Rowe Price International Discovery Fund (series)

T. Rowe Price International Concentrated Equity Fund (series)

T. Rowe Price International Concentrated Equity Fund–Advisor Class (series)

T. Rowe Price International Growth & Income Fund (series)

T. Rowe Price International Growth & Income Fund–Advisor Class (class)

T. Rowe Price International Growth & Income Fund–R Class (class)

T. Rowe Price International Stock Fund (series)

T. Rowe Price International Stock Fund–Advisor Class (class)

T. Rowe Price International Stock Fund–R Class (class)

T. Rowe Price Japan Fund (series)

T. Rowe Price Latin America Fund (series)

T. Rowe Price New Asia Fund (series)

T. Rowe Price Overseas Stock Fund (series)

1979 2007 2014 2014 2000 1994 2012 2012 2011 2011 1995 1990 2008 2008 2015 2015 2013 1995 2006 2015 2015 1986 2000 1988 2014 2014 1998 2002 2002 1980 2000 2002 1991 1993 1990 2006

Maryland Corporations	Year of Inception
T. Rowe Price International Index Fund, Inc. (corporation) T. Rowe Price International Equity Index Fund (series)	2000 2000
T. Rowe Price Media & Telecommunications Fund, Inc. (fund)	1993
T. Rowe Price Mid-Cap Growth Fund, Inc. (fund) T. Rowe Price Mid-Cap Growth Fund–Advisor Class (class) T. Rowe Price Mid-Cap Growth Fund–R Class (class)	1992 2000 2002
T. Rowe Price Mid-Cap Value Fund, Inc. (fund) T. Rowe Price Mid-Cap Value Fund–Advisor Class (class) T. Rowe Price Mid-Cap Value Fund–R Class (class)	1996 2002 2002
T. Rowe Price Multi-Sector Account Portfolios, Inc. (corporation) T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio (series) T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio (series) T. Rowe Price Floating Rate Multi-Sector Account Portfolio (series) T. Rowe Price High Yield Multi-Sector Account Portfolio (series) T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio (series) T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio (series)	2011 2012 2012 2012 2012 2012 2012
T. Rowe Price New Era Fund, Inc. (fund)	1969
T. Rowe Price New Horizons Fund, Inc. (fund)	1960
T. Rowe Price New Income Fund, Inc. (fund) T. Rowe Price New Income Fund–Advisor Class (class) T. Rowe Price New Income Fund–R Class (class)	1973 2002 2002
T. Rowe Price Personal Strategy Funds, Inc. (corporation) T. Rowe Price Personal Strategy Balanced Fund (series) T. Rowe Price Personal Strategy Growth Fund (series) T. Rowe Price Personal Strategy Income Fund (series)	1994 1994 1994 1994
T. Rowe Price Prime Reserve Fund, Inc. (fund)	1976
T. Rowe Price Real Assets Fund, Inc. (fund)	2010
T. Rowe Price Real Estate Fund, Inc. (fund) T. Rowe Price Real Estate Fund–Advisor Class (class)	1997 2004
T. Rowe Price Reserve Investment Funds, Inc. (corporation) T. Rowe Price Government Reserve Investment Fund (series) T. Rowe Price Reserve Investment Fund (series) T. Rowe Price Short-Term Government Reserve Fund (series) T. Rowe Price Short-Term Reserve Fund (series)	1997 1997 1997 2013 2013

T. Rowe Price Retirement Funds, Inc. (corporation)

T. Rowe Price Retirement 2005 Fund (series)

T. Rowe Price Retirement 2005 Fund–Advisor Class (class)

T. Rowe Price Retirement 2005 Fund–R Class (class)

T. Rowe Price Retirement 2010 Fund (series)

T. Rowe Price Retirement 2010 Fund–Advisor Class (class)

T. Rowe Price Retirement 2010 Fund–R Class (class)

T. Rowe Price Retirement 2015 Fund (series)

T. Rowe Price Retirement 2015 Fund–Advisor Class (class)

T. Rowe Price Retirement 2015 Fund–R Class (class)

T. Rowe Price Retirement 2020 Fund (series)

T. Rowe Price Retirement 2020 Fund–Advisor Class (class)

T. Rowe Price Retirement 2020 Fund–R Class (class)

T. Rowe Price Retirement 2025 Fund (series)

T. Rowe Price Retirement 2025 Fund–Advisor Class (class)

T. Rowe Price Retirement 2025 Fund–R Class (class)

T. Rowe Price Retirement 2030 Fund (series)

T. Rowe Price Retirement 2030 Fund–Advisor Class (class)

T. Rowe Price Retirement 2030 Fund–R Class (class)

T. Rowe Price Retirement 2035 Fund (series)

T. Rowe Price Retirement 2035 Fund–Advisor Class (class)

2002 2004 2007 2007 2002 2003 2003 2004 2007 2007 2002 2003 2003 2004 2007 2007 2002 2003 2003 2004 2007

Maryland Corporations	Year of Inception

T. Rowe Price Retirement 2035 Fund–R Class (class)

T. Rowe Price Retirement 2040 Fund (series)

T. Rowe Price Retirement 2040 Fund–Advisor Class (class)

T. Rowe Price Retirement 2040 Fund–R Class (class)

T. Rowe Price Retirement 2045 Fund (series)

T. Rowe Price Retirement 2045 Fund–Advisor Class (class)

T. Rowe Price Retirement 2045 Fund–R Class (class)

T. Rowe Price Retirement 2050 Fund (series)

T. Rowe Price Retirement 2050 Fund–Advisor Class (class)

T. Rowe Price Retirement 2050 Fund–R Class (class)

T. Rowe Price Retirement 2055 Fund (series)

T. Rowe Price Retirement 2055 Fund–Advisor Class (class)

T. Rowe Price Retirement 2055 Fund–R Class (class)

T. Rowe Price Retirement 2060 Fund (series)

T. Rowe Price Retirement 2060 Fund–Advisor Class (class)

T. Rowe Price Retirement 2060 Fund–R Class (class)

T. Rowe Price Retirement Balanced Fund (series)

T. Rowe Price Retirement Balanced Fund–Advisor Class (class)

T. Rowe Price Retirement Balanced Fund–R Class (class)

T. Rowe Price Target Retirement 2005 Fund (series)

T. Rowe Price Target Retirement 2005 Fund–Advisor Class (class)

T. Rowe Price Target Retirement 2010 Fund (series)

T. Rowe Price Target Retirement 2010 Fund–Advisor Class (class)

T. Rowe Price Target Retirement 2015 Fund (series)

T. Rowe Price Target Retirement 2015 Fund–Advisor Class (class)

T. Rowe Price Target Retirement 2020 Fund (series)

T. Rowe Price Target Retirement 2020 Fund–Advisor Class (class)

T. Rowe Price Target Retirement 2025 Fund (series)

T. Rowe Price Target Retirement 2025 Fund–Advisor Class (class)

T. Rowe Price Target Retirement 2030 Fund (series)

T. Rowe Price Target Retirement 2030 Fund–Advisor Class (class)

T. Rowe Price Target Retirement 2035 Fund (series)

T. Rowe Price Target Retirement 2035 Fund–Advisor Class (class)

T. Rowe Price Target Retirement 2040 Fund (series)

T. Rowe Price Target Retirement 2040 Fund–Advisor Class (class)

T. Rowe Price Target Retirement 2045 Fund (series)

T. Rowe Price Target Retirement 2045 Fund–Advisor Class (class)

T. Rowe Price Target Retirement 2050 Fund (series)

T. Rowe Price Target Retirement 2050 Fund–Advisor Class (class)

T. Rowe Price Target Retirement 2055 Fund (series)

T. Rowe Price Target Retirement 2055 Fund–Advisor Class (class)

T. Rowe Price Target Retirement 2060 Fund (series)

T. Rowe Price Target Retirement 2060 Fund–Advisor Class (class)

2007 2002 2003 2003 2005 2007 2007 2006 2006 2006 2006 2007 2007 2014 2014 2014 2002 2003 2003 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2013 2014 2014
T. Rowe Price Science & Technology Fund, Inc. (fund) T. Rowe Price Science & Technology Fund–Advisor Class (class)	1987 2000
T. Rowe Price Short-Term Bond Fund, Inc. (fund) T. Rowe Price Short-Term Bond Fund–Advisor Class (class) T. Rowe Price Ultra Short-Term Bond Fund (series)	1984 2004 2012
T. Rowe Price Small-Cap Stock Fund, Inc. (fund) T. Rowe Price Small-Cap Stock Fund–Advisor Class (class)	1956 2000
T. Rowe Price Small-Cap Value Fund, Inc. (fund) T. Rowe Price Small-Cap Value Fund–Advisor Class (class)	1988 2000
T. Rowe Price Spectrum Fund, Inc. (corporation) Spectrum Growth Fund (series) Spectrum Income Fund (series) Spectrum International Fund (series)	1987 1990 1990 1996

Maryland Corporations	Year of Inception
T. Rowe Price Summit Funds, Inc. (corporation) T. Rowe Price Summit Cash Reserves Fund (series)	1993 1993
T. Rowe Price Summit Municipal Funds, Inc. (corporation) T. Rowe Price Summit Municipal Money Market Fund (series) T. Rowe Price Summit Municipal Intermediate Fund (series) T. Rowe Price Summit Municipal Intermediate Fund–Advisor Class (class) T. Rowe Price Summit Municipal Income Fund (series) T. Rowe Price Summit Municipal Income Fund–Advisor Class (class)	1993 1993 1993 2012 1993 2012
T. Rowe Price Tax-Efficient Funds, Inc. (corporation) T. Rowe Price Tax-Efficient Equity Fund (series)	1997 2000
T. Rowe Price Tax-Exempt Money Fund, Inc. (fund)	1981
T. Rowe Price Tax-Free High Yield Fund, Inc. (fund) T. Rowe Price Tax-Free High Yield Fund–Advisor Class (class)	1985 2012
T. Rowe Price Tax-Free Income Fund, Inc. (fund) T. Rowe Price Tax-Free Income Fund–Advisor Class (class)	1976 2002
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (fund) T. Rowe Price Tax-Free Short-Intermediate Fund–Advisor Class (class) T. Rowe Price Tax-Free Ultra Short-Term Bond Fund (series)	1983 2012 2012
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. (fund)	2000
T. Rowe Price U.S. Large-Cap Core Fund, Inc. (fund) T. Rowe Price U.S. Large-Cap Core Fund–Advisor Class (class)	2009 2009
T. Rowe Price U.S. Treasury Funds, Inc. (corporation) U.S. Treasury Intermediate Fund (series) U.S. Treasury Long-Term Fund (series) U.S. Treasury Money Fund (series)	1989 1989 1989 1982
T. Rowe Price Value Fund, Inc. (fund) T. Rowe Price Value Fund–Advisor Class (class)	1994 2000

Balanced Fund

On August 31, 1992, the T. Rowe Price Balanced Fund acquired substantially all of the assets of the Axe-Houghton Fund B, a series of Axe-Houghton Funds, Inc. As a result of this acquisition, the SEC requires that the historical performance information of the Balanced Fund be based on the performance of Fund B. Therefore, all performance information of the Balanced Fund prior to September 1, 1992, reflects the performance of Fund B and investment managers other than T. Rowe Price. Performance information after August 31, 1992, reflects the combined assets of the Balanced Fund and Fund B.

Emerging Europe Fund

Effective March 1, 2012, the fund’s name was changed from T. Rowe Price Emerging Europe & Mediterranean Fund to the T. Rowe Price Emerging Europe Fund.

Equity Index 500 Fund

Effective January 30, 1998, the fund’s name was changed from T. Rowe Price Equity Index Fund to the T. Rowe Price Equity Index 500 Fund.

Emerging Markets Corporate Multi-Sector Account Portfolio

Effective July 1, 2013, the fund’s name was changed from the T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio to the T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio.

Global Growth Stock Fund and Global Growth Stock Fund—Advisor Class

Effective November 1, 2013, the funds’ names were changed from T. Rowe Price Global Large-Cap Stock Fund and T. Rowe Price Global Large-Cap Stock Fund—Advisor Class to the T. Rowe Price Global Growth Stock Fund and the T. Rowe Price Global Growth Stock Fund—Advisor Class, respectively.

Global Multi-Sector Bond Fund and Global Multi-Sector Bond Fund—Advisor Class

Effective July 1, 2015, the funds’ names were changed from T. Rowe Price Strategic Income Fund and T. Rowe Price Strategic Income Fund—Advisor Class to the T. Rowe Price Global Multi-Sector Bond Fund and the T. Rowe Price Global Multi-Sector Bond Fund—Advisor Class, respectively.

Inflation Focused Bond Fund

Effective July 7, 2010, the fund’s name was changed from T. Rowe Price Short-Term Income Fund to the T. Rowe Price Inflation Focused Bond Fund.

Institutional Global Focused Growth Equity Fund

Effective November 1, 2013, the fund’s name was changed from T. Rowe Price Institutional Global Equity Fund to the T. Rowe Price Institutional Global Focused Growth Equity Fund.

Institutional Global Growth Equity Fund

Effective November 1, 2013, the fund’s name was changed from T. Rowe Price Institutional Global Large-Cap Equity Fund to the T. Rowe Price Institutional Global Growth Equity Fund.

Institutional International Concentrated Equity Fund

Effective November 1, 2014, the fund’s name was changed from T. Rowe Price Institutional Concentrated International Equity Fund to the T. Rowe Price Institutional International Concentrated Equity Fund.

Institutional International Growth Equity Fund

Effective June 1, 2010, the fund’s name was changed from T. Rowe Price Institutional Foreign Equity Fund to the T. Rowe Price Institutional International Growth Equity Fund.

Media & Telecommunications Fund

On July 28, 1997, the fund converted its status from a closed-end fund to an open-end mutual fund. Prior to the conversion, the fund was known as New Age Media Fund, Inc.

Retirement Balanced Fund, Retirement Balanced Fund—Advisor Class, and Retirement Balanced Fund—R Class

Effective December 29, 2014, the funds’ names were changed from T. Rowe Price Retirement Income Fund, T. Rowe Price Retirement Income Fund—Advisor Class, and T. Rowe Price Retirement Income Fund—R Class to the T. Rowe Price Retirement Balanced Fund, T. Rowe Price Retirement Balanced Fund—Advisor Class, and T. Rowe Price Retirement Balanced Fund—R Class, respectively.

Small-Cap Stock Fund

Effective May 1, 1997, the fund’s name was changed from the T. Rowe Price OTC Fund to the T. Rowe Price Small-Cap Stock Fund.

U.S. Bond Enhanced Index Fund

Effective May 6, 2011, the fund’s name was changed from T. Rowe Price U.S. Bond Index Fund to the T. Rowe Price U.S. Bond Enhanced Index Fund.

ORGANIZATION OF THE FUNDS (MASSACHUSETTS BUSINESS TRUSTS)

Capital Appreciation, Equity Income, GNMA, and New America Growth Funds, and California Tax-Free Income Trust and State Tax-Free Income Trust

For tax and business reasons, these funds were organized as Massachusetts business trusts (“Trusts”). Each fund is registered with the SEC under the 1940 Act as an open-end management investment company, commonly known as a “mutual fund.”

The Declaration of Trust permits the Boards to issue an unlimited number of full and fractional shares of a single class. The Declaration of Trust also provides that the Boards may issue additional series or classes of shares. Each share represents an equal proportionate beneficial interest in the funds. In the event of the liquidation of the funds, each share is entitled to a pro-rata share of the net assets of the funds.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders’ meeting for the election of trustees. Pursuant to Section 16(c) of the 1940 Act, holders of record of not less than two-thirds of the outstanding shares of the funds may remove a trustee by a vote cast in person or by proxy at a meeting called for that purpose. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of trustees can, if they choose to do so, elect all the trustees of the Trusts, in which event the holders of the remaining shares will be unable to elect any person as a trustee. No amendments may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trusts.

Shares have no preemptive or conversion rights; the right of redemption and the privilege of exchange are described in the prospectus. Shares are fully paid and nonassessable, except as set forth below. The Trusts may be terminated (i) upon the sale of their assets to another open-end management investment company, if approved by the vote of the holders of two-thirds of the outstanding shares of the Trusts, or (ii) upon liquidation and distribution of the assets of the Trusts, if approved by the vote of the holders of a majority of the outstanding shares of the Trusts. If not so terminated, the Trusts will continue indefinitely.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the funds. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the funds and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the funds or trustees. The Declaration of Trust provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the funds. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the funds themselves would be unable to meet their obligations, a possibility which T. Rowe Price believes is remote. Upon payment of any liability incurred by the funds, the shareholders of the funds paying such liability will be entitled to reimbursement from the general assets of the funds. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of such funds.

The series and classes set forth in the following table have been established by the Boards under the Declaration of Trust of the indicated trusts.

Massachusetts Business Trusts	Year of Inception
T. Rowe Price California Tax-Free Income Trust (trust) California Tax-Free Bond Fund (series) California Tax-Free Money Fund (series)	1986 1986 1986
T. Rowe Price Capital Appreciation Fund (fund) T. Rowe Price Capital Appreciation Fund–Advisor Class (series)	1986 2004
T. Rowe Price Equity Income Fund (fund) T. Rowe Price Equity Income Fund–Advisor Class (series) T. Rowe Price Equity Income Fund–R Class (series)	1985 2000 2002
T. Rowe Price GNMA Fund (fund)	1985
T. Rowe Price New America Growth Fund (fund) T. Rowe Price New America Growth Fund–Advisor Class (series)	1985 2005
T. Rowe Price State Tax-Free Income Trust (trust) Georgia Tax-Free Bond Fund (series) Maryland Short-Term Tax-Free Bond Fund (series) Maryland Tax-Free Bond Fund (series) Maryland Tax-Free Money Fund (series) New Jersey Tax-Free Bond Fund (series) New York Tax-Free Bond Fund (series) New York Tax-Free Money Fund (series) Virginia Tax-Free Bond Fund (series)	1986 1993 1993 1987 2001 1991 1986 1986 1991
PROXY VOTING – PROCESS AND POLICIES

T. Rowe Price recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote—such as election of directors and important matters affecting a company’s structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies that it sponsors and for which it serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its common trusts funds and offshore funds, as well as certain institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

Proxy Administration

The T. Rowe Price Proxy Committee develops our firm’s positions on all major corporate and social responsibility issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders’ interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent proxy research provided by unaffiliated third parties and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm’s portfolio managers as voting guidelines. Ultimately, the portfolio manager decides how to vote on the proxy proposals of companies in his or her portfolio. Because portfolio managers may have differences of opinion on portfolio companies and their proxies, or their portfolios may have different investment objectives, these factors, among others, may lead to different votes between portfolios on the same proxies. When portfolio managers cast votes that are counter to the Proxy Committee’s guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price’s proxy voting process, policies, and voting records.

In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (“ISS”), an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price’s voting guidelines—many of which are consistent with ISS positions—T. Rowe Price deviates from ISS recommendations on some general policy issues and a number of specific proxy proposals.

Fiduciary Considerations

T. Rowe Price’s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations

One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders, to align the interests of management with those of shareholders, and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our voting guidelines, we rely on a company’s disclosures, its board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.

T. Rowe Price Voting Policies

Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors

For U.S. companies, T. Rowe Price generally supports slates with a majority of independent directors. However, T. Rowe Price may vote against outside directors that do not meet certain criteria relating to their independence, particularly when they serve on key board committees, such as compensation and nominating committees, for which we believe that all directors should be independent. Outside the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. At a minimum, however, we believe boards in all regions should include a blend of executive and non-executive members, and we are likely to vote against senior executives at companies without any independent directors. We also vote against directors who are unable to dedicate sufficient time to their board duties due to their commitment to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. Additionally, we may vote against directors for failing to establish a formal nominating committee and compensation committee members who approve excessive executive compensation or severance arrangements. We support efforts to elect all board members annually because boards with staggered terms act as deterrents to takeover proposals. To strengthen boards’ accountability to shareholders, T. Rowe Price generally supports proposals calling for a majority vote threshold for the election of directors and we may withhold votes from an entire board if they fail to implement shareholder proposals that receive majority support.

Executive Compensation

Our goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a proprietary, scorecard-based approach that employs a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives, contain the potential for excessive dilution relative to the company’s peers, or rely on an inappropriate mix of options and full-value awards. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose plans that give a company the ability to reprice options or to grant options at below market prices, unless such plans appropriately balance shareholder and employee interests, and the retention of key personnel has become a genuine risk to the company’s business. For companies with particularly egregious pay practices such as excessive severance packages, executives with outsized pledged/hedged stock positions, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation. Finally, we may withhold votes from compensation committee members or even the entire board if we have cast votes against a company’s “Say-on-Pay” vote in consecutive years.

Mergers and Acquisitions

T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that the Price Funds and our clients are receiving fair compensation in exchange for their investment. We generally oppose proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions because we believe these arrangements are, by and large, unnecessary, and they reduce the alignment of executives’ incentives with shareholders’ interests.

Anti-takeover, Capital Structure, and Corporate Governance Issues

T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on possible value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also generally oppose proposals that give management a “blank check” to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights. We may support shareholder proposals that call for the separation of the Chairman and CEO positions if we determine that insufficient governance safeguards are in place at the company.

Social and Corporate Responsibility Issues

T. Rowe Price generally votes with a company’s management on social, environmental, and corporate responsibility issues unless they have substantial investment implications for the company’s business and operations that have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since our voting guidelines are predetermined by the Proxy Committee using recommendations from RMG, an independent third party, application of the T. Rowe

Price guidelines to vote clients’ proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics requires all employees to avoid placing themselves in a “compromising position” where their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Index, Retirement, and Spectrum Funds

Voting of T. Rowe Price Group, Inc., common stock (sym: TROW) by certain T. Rowe Price index funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. The Retirement and Spectrum Funds own shares in underlying T. Rowe Price funds. If an underlying T. Rowe Price fund has a shareholder meeting, the Retirement and Spectrum Funds normally would vote their shares in the underlying fund in the same proportion as the votes of the other shareholders of the underlying fund. This is known as “echo voting” and is designed to avoid any potential for a conflict of interest. This same process would be followed with respect to any T. Rowe Price funds owning shares in other T. Rowe Price funds (other than the TRP Reserve Funds).

T. Rowe Price Proxy Vote Disclosure

T. Rowe Price funds make broad disclosure of their proxy votes on troweprice.com and on the SEC’s Internet site at http://www.sec.gov. All funds, regardless of their fiscal years, must file with the SEC by August 31, their proxy voting records for the most recent 12-month period ended June 30.

FEDERAL REGISTRATION OF SHARES

The funds’ shares (except for the TRP Reserve Funds) are registered for sale under the 1933 Act. Registration of the funds’ shares are not required under any state law, but the funds are required to make certain filings with and pay fees to the states in order to sell their shares in the states.

LEGAL COUNSEL

Willkie Farr & Gallagher LLP, whose address is 787 Seventh Avenue, New York, New York 10019, is legal counsel to the funds.

RATINGS OF COMMERCIAL PAPER

Moody’s Investors Service, Inc. P-1 superior capacity for repayment. P-2 strong capacity for repayment. P-3  acceptable capacity for repayment of short-term promissory obligations.

Standard & Poor’s Corporation A-1 highest category, degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2 satisfactory capacity to pay principal and interest. A-3 adequate capacity for timely payment, but are more vulnerable to adverse effects of changes in circumstances than higher-rated issues. B and C speculative capacity to pay principal and interest.

Fitch Ratings F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.

Moody’s Investors Service, Inc. The rating of Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer’s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2, or P-3.

Standard & Poor’s Ratings Services Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated “A” or better, although in some cases “BBB” credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1, A-2, or A-3.

Fitch Ratings Fitch 1–Highest grade Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. Fitch 2–Very good grade Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

RATINGS OF CORPORATE DEBT SECURITIES

Moody’s Investors Service, Inc.

Aaa–Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”

Aa–Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds.

A–Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.

Baa–Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba–Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B–Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa–Bonds rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to repayment of principal or payment of interest.

Ca–Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C–Bonds rated C represent the lowest rated and have extremely poor prospects of attaining investment standing.

Standard & Poor’s Corporation

AAA–This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA–Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A–Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB–Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C–Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D–In default.

Fitch Ratings

AAA–High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security, or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence the rating.

AA–Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of AAA class, but a bond so rated may be junior, though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

A–Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB–Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB, B, CCC, CC, and C–Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.

RATINGS OF MUNICIPAL NOTES AND VARIABLE RATE SECURITIES

Moody’s Investors Service, Inc. VMIG-1/MIG-1 the best quality. VMIG-2/MIG-2 high quality, with margins of protection ample, though not so large as in the preceding group. VMIG-3/MIG-3 favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. SG adequate quality, but there is specific risk.

Standard & Poor’s Corporation SP-1 very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. SP-2 satisfactory capacity to pay interest and principal. SP-3 speculative capacity to pay principal and interest.

Fitch Ratings F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)(1) Articles of Incorporation of Registrant, dated October 13, 2011 (electronically filed with initial Registration Statement dated December 21, 2011)

(a)(2) Articles of Amendment of Registrant on behalf of T. Rowe Price Emerging Markets Corporate Bond Multi-Sector Account Portfolio, dated April 24, 2013 (electronically filed with Amendment No. 11 dated April 25, 2014)

(b) By-Laws of Registrant (electronically filed with initial Registration Statement dated December 21, 2011)

(c) Inapplicable

(d)(1) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio dated October 17, 2011 (electronically filed with Amendment No. 1 dated February 22, 2012)

(d)(2) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio dated October 17, 2011 (electronically filed with Amendment No. 1 dated February 22, 2012)

(d)(3) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Floating Rate Multi-Sector Account Portfolio dated October 17, 2011 (electronically filed with Amendment No. 1 dated February 22, 2012)

(d)(4) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price High Yield Multi-Sector Account Portfolio dated October 17, 2011 (electronically filed with Amendment No. 1 dated February 22, 2012)

(d)(5) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio dated October 17, 2011 (electronically filed with Amendment No. 1 dated February 22, 2012)

(d)(6) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., on behalf of T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio dated October 17, 2011 (electronically filed with Amendment No. 1 dated February 22, 2012)

(d)(7) Investment Sub-Advisory Agreement between T. Rowe Price Associates, Inc. and T Rowe Price International Ltd, on behalf of T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio dated October 17, 2011 (electronically filed with Amendment No. 1 dated February 22, 2012)

(e) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated October 17, 2011 (electronically filed with initial Registration Statement dated December 21, 2011)

(f) Inapplicable

(g) Custody Agreements

(g)(1) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, September 20, 2004, March 2, 2005, April 19, 2006, July 19, 2006, October 18, 2006, April 24, 2007, June 12, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, August 28, 2009, October 20, 2009, February 10, 2010, April 29, 2010, July 6, 2010, July 21, 2010, October 21, 2010, April 15, 2011, April 20, 2011, October 17, 2011, February 9, 2012, April 24, 2012, September 9, 2012, November 7, 2012, March 14, 2013, April 4, 2013, April 22, 2013, July 1, 2013, July 24, 2013, February 4, 2014, March 19, 2014, May 14, 2014, June 5, 2014, August 5, 2014, and November 21, 2014

(g)(2) Global Custody Agreement between JP Morgan Chase Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31, 1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, July 24, 2001, April 24, 2002, July 24, 2002, July 23, 2003, October 22, 2003, September 20, 2004, December 14, 2005, April 19, 2006, October 18, 2006, April 24, 2007, July 24, 2007, October 23, 2007, February 6, 2008, July 22, 2008, October 21, 2008, April 22, 2009, October 1, 2009, October 20, 2009, December 16, 2009, February 10, 2010, April 29, 2010, July 21, 2010, February 3, 2011, April 21, 2011, July 29, 2011, October 17, 2011, February 8, 2012, April 24, 2012, February 5, 2013, March 5, 2013, July 24, 2013, December 10, 2013, February 4, 2014, July 17, 2014, and December 22, 2014

(h) Other Agreements

(h)(1) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2015, as amended January 20, 2015

(h)(2) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2014, as amended February 4, 2014, April 29, 2014, November 1, 2014, December 29, 2014, and January 20, 2015

(h)(3) Amended and Restated Credit Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated January 13, 2014 (electronically filed with Amendment No. 13 dated June 26, 2014)

(h)(4) Second Amended and Restated Credit Agreement between the Registrant and JPMorgan Chase Bank, N.A., dated January 12, 2015

(i) Inapplicable

(j) Other Opinions

(j)(1) Consent of Independent Registered Public Accounting Firm

(j)(2) Opinion of Counsel

(j)(3) Power of Attorney

(k) Inapplicable

(l) Inapplicable

(m) Inapplicable

(n) Inapplicable

(p) Code of Ethics and Conduct, dated July 1, 2014

Item 29. Persons Controlled by or Under Common Control With Registrant

None

Item 30. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. (“Manager”), and its subsidiaries and affiliates as listed in Item 31 of this Registration Statement and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant’s By-Laws provides as follows:

Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual (“Indemnitee”) who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a “Proceeding”) against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys’ fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation’s Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“Disabling Conduct”).

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

 (i) the vote of a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a) the Indemnitee provides a security for his undertaking; or

(b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

 (i) a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Manager

T. Rowe Price Group, Inc. (“T. Rowe Price Group”) is an independent asset management firm that is committed to serving the needs of investors worldwide and owns 100% of the stock of T. Rowe Price Associates, Inc. T. Rowe Price Group is a Maryland corporation and was formed in 2000 as a holding company for the T. Rowe Price affiliated companies. T. Rowe Price Group is the direct or indirect owner of multiple subsidiaries.

T. Rowe Price Associates, Inc. (“Price Associates”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 1947. Price Associates serves as investment adviser to individual and institutional investors, including managing private counsel client accounts, serving as adviser and subadviser to U.S. and foreign registered investment companies, and providing investment advice to T. Rowe Price Trust Company as trustee of several Maryland-registered domestic common trust funds. Price Associates is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price International, Inc. (“TRPI”) was incorporated in Maryland in 1979 and provided investment management services with respect to foreign securities for registered investment companies and other institutional investors. TRPI was formerly registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and was also authorized and regulated by the United Kingdom Financial Services Authority (which has since been replaced by the Financial Conduct Authority (“FCA”)), the Monetary Authority of Singapore (“MAS”), and the Securities and Futures Commission of Hong Kong (“SFC”). TRPI was merged into Price Associates in 2010.

T. Rowe Price International Ltd (“Price International”), a wholly owned subsidiary of Price Associates, was organized in 2000 as a United Kingdom limited company. In 2010, the corporation changed its name from T. Rowe Price Global Investment Services Limited to T. Rowe Price International Ltd. Price International is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and is also authorized and regulated by the FCA, and licensed by the Kanto Local Finance Bureau, and the Financial Services Agency of Japan, among other global regulators. Price International sponsors and serves as adviser to foreign collective investment schemes and is, along with T. Rowe Price Hong Kong Limited and T. Rowe Price Singapore Private Ltd. (as defined below), responsible for marketing and client servicing for non-U.S. clients. Price International provides investment management services to registered investment companies and other institutional investors, and may delegate investment management responsibilities to Price Associates, T. Rowe Price Hong Kong Limited, and/or T. Rowe Price Singapore Private Ltd. Price International also acts as sponsor, investment manager, and primary distributor of collective investment schemes domiciled in Luxembourg and Australia. Price International is headquartered in London and has several branch offices around the world.

T. Rowe Price Hong Kong Limited (“Price Hong Kong”), a wholly owned subsidiary of Price International, was organized as a Hong Kong limited company in 2010. Price Hong Kong is responsible for marketing and client servicing of non-US clients based in certain Asian countries, including Hong Kong and Taiwan. Price Hong Kong is licensed with the SFC and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Price Hong Kong serves as a subadviser to registered investment companies and other commingled products for which Price International serves as adviser, and provides investment management services for other clients who seek to primarily invest in securities markets of the Asia-Pacific region (excluding Japan and Australia).

T. Rowe Price Singapore Private Ltd. (“Price Singapore”), a wholly owned subsidiary of Price International, was organized as a Singapore limited private company in 2010. Price Singapore is responsible for marketing and client servicing of non-U.S. clients based in Singapore and certain other Asian countries. Price Singapore holds a Capital Markets Service License in Fund Management with the MAS and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Price Singapore may serve as a subadviser to registered investment companies, and may provide investment management services for institutional clients and certain commingled products for which Price International serves as adviser.

T. Rowe Price (Switzerland) GmbH, a wholly owned subsidiary of Price International, was organized as a Swiss limited company in 2011. It is licensed by the Swiss Financial Market Supervisory Authority FINMA to distribute collective investment schemes. T. Rowe Price (Switzerland) GmbH is responsible for marketing and client servicing for institutional clients.

T. Rowe Price Global Asset Management Limited (“Global Asset Management”), was a U.K. corporation, and was formerly authorized and regulated by the FSA and registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Global Asset Management was dissolved and liquidated in 2010.

T. Rowe Price Investment Services, Inc. (“Investment Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor of the registered investment companies for which Price Associates serves as sponsor and investment adviser (the “Price Funds”). Investment Services also serves as distributor of interests in certain section 529 college savings plans managed by Price Associates. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Investment Services’ Brokerage division acts as an introducing broker-dealer for customers who want to buy and sell individual securities.

T. Rowe Price Services, Inc. (“Price Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including accounting and shareholder services, to the Price Funds and section 529 college savings plans, and also provides shareholder services to certain affiliates of Price Associates.

T. Rowe Price Retirement Plan Services, Inc. (“RPS”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative and recordkeeping services to employee benefit plan clients.

T. Rowe Price Trust Company (“Trust Company”), a wholly owned subsidiary of Price Associates, was incorporated in 1983 as a Maryland-chartered limited-service trust company for the purpose of providing fiduciary services. Under its charter, the Trust Company is not permitted to accept deposits or make commercial loans. The Trust Company serves as directed trustee and/or custodian for certain retirement plans and accounts, including Price Fund individual retirement accounts and certain pre-approved retirement plans offered through Trust Company affiliates. The Trust Company has established and maintains common trust funds (also known as collective investment funds) that are available to qualified and government retirement plans.

TRPH Corporation, a wholly owned subsidiary of Price Associates, was incorporated in 1997 and is an owner of investment interests in certain outside corporate entities.

T. Rowe Price (Canada), Inc. (“TRP Canada”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1988 and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. TRP Canada is also registered with the Ontario, Manitoba, British Columbia, Alberta, Nova Scotia, Newfoundland and Labrador, and New Brunswick Securities Commissions, the Saskatchewan Financial Services Commission, the Autorité des Marchés Financiers in Quebec, and the Office of the Superintendent of Securities in Prince Edward Island. TRP Canada provides advisory services to institutional clients residing in Canada and delegates investment management services to Price Associates, Price International, Price Hong Kong, and/or Price Singapore.

T. Rowe Price Insurance Agency, Inc., a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

TRP Suburban, Inc. (“TRP Suburban”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1990. TRP Suburban entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses Price Associates investment technology personnel.

TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.

TRP Colorado Springs, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2006 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

TRP Office Florida, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2009 to primarily engage in the development and ownership of real property located in Tampa, Florida.

T. Rowe Price Advisory Services, Inc., (“Advisory Services”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 2000. Advisory Services is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.

T. Rowe Price (Luxembourg) Management S.a.r.l. is a Luxembourg company, incorporated on April 5, 1990 (and purchased by T. Rowe Price Group on May 23, 2003). It is a wholly owned subsidiary of Price International. The Company acts as the management company of certain Luxembourg Funds, and a Cayman fund, and is charged with the administration and management of the funds. The Company outsources all functions associated with such administration and management.

Directors of T. Rowe Price Group

Listed below are the directors and executive officers of T. Rowe Price Group who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates:

Mark S. Bartlett, Director of T. Rowe Price Group. Prior to retiring in 2012, Mr. Bartlett started his career at Ernst & Young in 1972, earned the designation of certified public accountant, became a partner in 1985, and the Baltimore Office Managing Partner in June 1998. Mr. Bartlett’s address is 1206 Scotts Knoll Court, Lutherville, Maryland 21093.

James T. Brady, Director of T. Rowe Price Group. Mr. Brady is the Mid-Atlantic Managing Director of Ballantrae International, Ltd., a management consulting firm. Mr. Brady’s address is 5625 Broadmoor Terrace, Ijamsville, Maryland 21754.

Mary K. Bush, Director of T. Rowe Price Group. Ms. Bush has served as president of Bush International, LLC, which advises U.S. corporations and foreign governments on international capital markets, strategic business, and economic matters, since 1991. She is also a senior managing director of Brock Capital Group, a corporate advisory and consulting firm. Ms. Bush serves on the boards of directors of Discover Financial Services, ManTech International Corporation, and Marriott International, Inc. Mrs. Bush’s address is 3509 Woodbine Street, Chevy Chase, Maryland 20815.

Donald B. Hebb, Jr., Director of T. Rowe Price Group. Mr. Hebb is the chairman of, and from 1990-2006 was the managing general partner of, ABS Capital Partners. Mr. Hebb’s address is 400 E. Pratt Street, Suite 910, Baltimore, Maryland 21202.

Freeman A. Hrabowski, III, Director of T. Rowe Price Group. Mr. Hrabowski has served as President of the University of Maryland since 1992. He serves as a consultant to the National Science Foundation, the National Institutes of Health, the National Academies, and universities and school systems nationally. He also serves on the boards of the Alfred P. Sloan Foundation, France-Merrick Foundation, Marguerite Casey Foundation (Chair), The Urban Institute, McCormick & Company, and the Baltimore Equitable Society. Mr. Hrabowski’s address is 1000 Hilltop Circle, Baltimore, Maryland 21250.

Robert F. MacLellan, Director of T. Rowe Price Group. Mr. MacLellan is non-executive chairman of Northleaf Capital Partners. He also serves as Chairman of Yellow Media, Inc. Mr. MacLellan’s address is 79 Wellington Street West, Toronto, Ontario M5K 1N9.

Olympia J. Snowe, Director of T. Rowe Price Group. Ms. Snowe is chairman and CEO of Olympia Snowe, LLC, a policy and communications consulting firm, and a senior fellow at the Bipartisan Policy Center, where she serves on its board of directors and co-chairs its Commission on Political Reform. Ms. Snowe also served as Senator in the U.S.

Senate from 1995-2013, and as a member of the U.S. House of Representatives from 1979-1995. Ms. Snowe’s address is One Canal Plaza, Suite 501, Portland, Maine 04101.

Dr. Alfred Sommer, Director of T. Rowe Price Group. Dr. Sommer served as dean of the Johns Hopkins Bloomberg School of Public Health from 1990 to 2005. He continues to serve as a University Distinguished Service Professor of International Health and Epidemiology and Dean Emeritus of the Bloomberg School of Public Health; and Professor of Ophthalmology in the School of Medicine. He is a member of both the National Academy of Science and the Institute of Medicine. He also serves as Director of BD, Inc., a medical technology company; Chair of the Board of Directors of the Lasker Foundation; and Director of the Bloomberg Family Foundation. Dr. Sommer's address is 615 N. Wolfe Street, Room E6527, Baltimore, Maryland 21205.

Dwight S. Taylor, Director of T. Rowe Price Group. From 1998-2009, Mr. Taylor was president of COPT Development and Construction, LLC, a commercial real estate developer that is a subsidiary of Corporate Office Properties Trust. He is a director of MICROS Systems, Inc., a provider of information technology for the hospitality and retail industry. Mr. Taylor is a founding member of Associated Black Charities of Maryland and currently serves on the Board of Trustees of the Baltimore Polytechnic Institute Foundation, The Y of Central Maryland and as a member of the Board of Trustees of Lincoln University. Mr. Taylor’s address is 22 Stone Gate Court, Pikesville, Maryland 21208.

Anne Marie Whittemore, Director of T. Rowe Price Group. Ms. Whittemore is a partner of the law firm of McGuireWoods, L.L.P. and a Director of Owens & Minor, Inc. and Albemarle Corporation. Ms. Whittemore’s address is One James Center, Richmond, Virginia 23219.

The following are directors or executive officers of T. Rowe Price Group and/or the investment managers to the Price Funds (Price Associates, Price Hong Kong, Price International, and Price Singapore):

Name	Company Name	Position Held With Company

Christopher D. Alderson	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Company’s Representative
	T. Rowe Price International Ltd	Director Vice President
	T. Rowe Price Singapore Private Ltd.	Director Vice President

Name	Company Name	Position Held With Company

Edward C. Bernard	T. Rowe Price Advisory Services, Inc.	Director President
	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price (Canada), Inc.	Director President
	T. Rowe Price Group, Inc.	Vice Chairman of the Board Director Vice President
	T. Rowe Price Insurance Agency, Inc.	Director President
	T. Rowe Price International Ltd	Chairman of the Board Chief Executive Officer Director President
	T. Rowe Price Investment Services, Inc.	Chairman of the Board Director President
	T. Rowe Price Retirement Plan Services, Inc.	Chairman of the Board Director
	T. Rowe Price Services, Inc.	Chairman of the Board Director
	T. Rowe Price Trust Company	Chairman of the Board Chief Executive Officer Director President
Jeremy M. Fisher	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Chief Compliance Officer Vice President
	T. Rowe Price International Ltd	Chief Compliance Officer Vice President
	T. Rowe Price (Luxembourg) Management S.a.r.l	Vice President
	T. Rowe Price Singapore Private Ltd.	Chief Compliance Officer Vice President
	T. Rowe Price (Switzerland)	Director
John R. Gilner	T. Rowe Price Advisory Services, Inc.	Chief Compliance Officer
	T. Rowe Price Associates, Inc.	Chief Compliance Officer Vice President
	T. Rowe Price (Canada), Inc.	Chief Compliance Officer Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Investment Services, Inc.	Vice President

Name	Company Name	Position Held With Company

Robert C.T. Higginbotham	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International Ltd	Director Vice President
	T. Rowe Price (Luxembourg) Management S.a.r.l	Manager - Chairman
	T. Rowe Price (Luxembourg) Management Sarl	Director
Scott E. Keller	TRPH Corporation	Director
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director
	T. Rowe Price Singapore Private Ltd.	Director Vice President
Ian D. Kelson	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International Ltd	Director Vice President
James A.C. Kennedy	T. Rowe Price Associates, Inc.	Director President
	T. Rowe Price Group, Inc.	Chief Executive Officer Director President
	T. Rowe Price International Ltd	Vice President
Kenneth V. Moreland	T. Rowe Price Associates, Inc.	Chief Financial Officer Vice President
	TRP Colorado Springs, LLC	President
	T. Rowe Price Group, Inc.	Chief Financial Officer Vice President Treasurer
	TRP Office Florida, LLC	President
	TRP Suburban, Inc.	Director President
	TRP Suburban Second, Inc.	Director President
	TRPH Corporation	Director President

Name	Company Name	Position Held With Company

David Oestreicher	T. Rowe Price Advisory Services, Inc.	Director Secretary
	T. Rowe Price Associates, Inc.	Secretary Vice President
	T. Rowe Price (Canada), Inc.	Director Secretary Vice President Ultimately Responsible Person
	TRP Colorado Springs, LLC	Secretary
	TRPH Corporation	Director Secretary Vice President
	T. Rowe Price Group, Inc.	Secretary Vice President Chief Legal Officer
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price Insurance Agency, Inc.	Director Secretary Vice President
	T. Rowe Price International Ltd	Secretary Vice President
	T. Rowe Price Investment Services, Inc.	Director Secretary Vice President
	TRP Office Florida, LLC	Secretary
	T. Rowe Price (Luxembourg) Management S.a.r.l	Manager
	T. Rowe Price (Luxembourg) Management Sarl	Vice President Authorized Signer-Legal
	T. Rowe Price Retirement Plan Services, Inc.	Director Secretary Vice President
	T. Rowe Price Services, Inc.	Director Secretary Vice President
	T. Rowe Price Singapore Private Ltd.	Vice President
	TRP Suburban, Inc.	Secretary
	TRP Suburban Second, Inc.	Secretary
	T. Rowe Price Trust Company	Director Secretary Vice President

Brian C. Rogers	T. Rowe Price Associates, Inc.	Chief Investment Officer Director Vice President
	T. Rowe Price Group, Inc.	Chairman of the Board Chief Investment Officer Director Vice President
	T. Rowe Price Trust Company	Vice President

Name	Company Name	Position Held With Company
William W. Strickland, Jr.	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Chief Technology Officer Vice President
	T. Rowe International Ltd	Vice President
	T. Rowe Price Investment Services, Inc.	Director Vice President
	T. Rowe Price Retirement Plan Services, Inc.	Director Vice President
	T. Rowe Price Services, Inc.	Director President
	T. Rowe Price Trust Company	Vice President
William J. Stromberg	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price (Canada), Inc.	Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Singapore Private Ltd.	Vice President
	T. Rowe Price Trust Company	Vice President
Christine Po Kwan To	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer
	T. Rowe Price Singapore Private Ltd.	Director
Keswaralingam Visuvalingam	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer
	T. Rowe Price Singapore Private Ltd.	Chief Executive Officer Director Vice President
Paul W. Wojcik	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Vice President Chief Risk Officer
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Vice President

	T. Rowe Price (Luxembourg) Management S.a.r.l	Manager
	T. Rowe Price (Luxembourg) Management Sarl	Director
	T. Rowe Price Singapore Private Ltd.	Vice President
T. Rowe Price Trust Company	Vice President

Certain directors and officers of Group and Price Associates are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also “Management of the Funds,” in Registrant’s Statement of Additional Information.

Item 32. Principal Underwriters

(a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies:

T. Rowe Price Balanced Fund, Inc.
T. Rowe Price Blue Chip Growth Fund, Inc.
T. Rowe Price California Tax-Free Income Trust
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Opportunity Fund, Inc.
T. Rowe Price Corporate Income Fund, Inc.
T. Rowe Price Credit Opportunities Fund, Inc.
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.
T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
T. Rowe Price Dividend Growth Fund, Inc.
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Series, Inc.
T. Rowe Price Financial Services Fund, Inc.
T. Rowe Price Fixed Income Series, Inc.
T. Rowe Price Floating Rate Fund, Inc.
T. Rowe Price Global Allocation Fund, Inc.
T. Rowe Price Global Real Estate Fund, Inc.
T. Rowe Price Global Technology Fund, Inc.
T. Rowe Price GNMA Fund
T. Rowe Price Growth & Income Fund, Inc.
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Health Sciences Fund, Inc.
T. Rowe Price High Yield Fund, Inc.
T. Rowe Price Index Trust, Inc.
T. Rowe Price Inflation Focused Bond Fund, Inc.
T. Rowe Price Inflation Protected Bond Fund, Inc.
T. Rowe Price Institutional Equity Funds, Inc.
T. Rowe Price Institutional Income Funds, Inc.
T. Rowe Price Institutional International Funds, Inc.

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.

T. Rowe Price International Funds, Inc.
T. Rowe Price International Index Fund, Inc.
T. Rowe Price International Series, Inc.
T. Rowe Price Media & Telecommunications Fund, Inc.
T. Rowe Price Mid-Cap Growth Fund, Inc.
T. Rowe Price Mid-Cap Value Fund, Inc.
T. Rowe Price Multi-Sector Account Portfolios, Inc.
T. Rowe Price New America Growth Fund
T. Rowe Price New Era Fund, Inc.
T. Rowe Price New Horizons Fund, Inc.
T. Rowe Price New Income Fund, Inc.
T. Rowe Price Personal Strategy Funds, Inc.
T. Rowe Price Prime Reserve Fund, Inc.
T. Rowe Price Real Assets Fund, Inc.

T. Rowe Price Real Estate Fund, Inc.
T. Rowe Price Reserve Investment Funds, Inc.
T. Rowe Price Retirement Funds, Inc.
T. Rowe Price Science & Technology Fund, Inc.
T. Rowe Price Short-Term Bond Fund, Inc.
T. Rowe Price Small-Cap Stock Fund, Inc.
T. Rowe Price Small-Cap Value Fund, Inc.
T. Rowe Price Spectrum Fund, Inc.
T. Rowe Price State Tax-Free Income Trust
T. Rowe Price Strategic Income Fund, Inc.
T. Rowe Price Summit Funds, Inc.
T. Rowe Price Summit Municipal Funds, Inc.
T. Rowe Price Tax-Efficient Funds, Inc.
T. Rowe Price Tax-Exempt Money Fund, Inc.
T. Rowe Price Tax-Free High Yield Fund, Inc.
T. Rowe Price Tax-Free Income Fund, Inc.
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
T. Rowe Price U.S. Large-Cap Core Fund, Inc.
T. Rowe Price U.S. Treasury Funds, Inc.
T. Rowe Price Value Fund, Inc.

Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Edward C. Bernard	Chairman of the Board, Director, and President	Chairman of the Board
Scott B. David	Director and Vice President	None
Stephanie P. Mumford	Chief Compliance Officer and Vice President	None
David Oestreicher	Director, Vice President, and Secretary	Vice President
William W. Strickland, Jr.	Director and Vice President	None
Constante R. Abaya	Vice President	None

Margaret K. Aldridge	Vice President	None

Cheryl L. Armitage	Vice President	None

Andrew L. Baird	Vice President	None

Steven J. Banks	Vice President	None
Cheri M. Belski	Vice President	None

Sukhvinder K. Bhogal	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Bryan Keith Blackmon	Vice President	None

Matthew William Boren	Vice President	None
Darrell N. Braman	Vice President	Vice President

Martin P. Brown	Vice President	None
Margo B. Bryant	Vice President	None
Sheila P. Callahan	Vice President	None
Meredith C. Callanan	Vice President	None
Christopher E. Carpenter	Vice President	None

Cameron H. Carty	Vice President	None

Laura H. Chasney	Vice President	None
Dominick A. Cipolla	Vice President	None
Jerome A. Clark	Vice President	None
Basil Clarke	Vice President	None
Kathleen M. Coates	Vice President	None

Anne M. Coveney	Vice President	None
Mark Cover	Vice President	None
Robert A. Craft	Vice President	None
Christina P. Cragg	Vice President	None

J. Lawrence Cronin, Jr.	Vice President	None

Keith M. Crouse	Vice President	None
Joseph A. Crumbling	Vice President	None

Valerie A. DAgostino	Vice President	None
Martha Brock Daniel	Vice President	None

Benjamin P. DeFelice	Vice President	None
Peter A. DeLibro	Vice President	None
Lauren D. DeLuca	Vice President	None
Sanjeev K. Dev	Vice President	None
Timothy S. Dignan	Treasurer and Vice President	None

David E. Donahoo	Vice President	None

Cynthia L. Dougaree	Vice President	None
Jean M. Dunn	Vice President	None
Heather C. Dzielak	Vice President	None
David J. Eikenberg	Vice President	None
Dennis J. Elliott	Vice President	None
James P. Erceg	Vice President	None

John H. Escario	Vice President	None
Wayne C. Ewan	Vice President	None

Richard A. Fernandez	Vice President	None

Derek W. Fisher	Vice President	None
Mary L. Fletcher	Vice President	None

Andrew Fluet	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Christopher M. Gaeng	Vice President	None
Thomas A. Gannon	Vice President	None
Michele J. Giangrande	Vice President	None
John R. Gilner	Vice President	Chief Compliance Officer
Andrew C. Goeller	Vice President	None
Ernesto Gordon, Jr.	Vice President	None
Jason L. Gounaris	Vice President	None
Leah B. Greenstein	Vice President	None
Seth Gusman	Vice President	None

John Halaby	Vice President	None
Douglas E. Harrison	Vice President	None
Philip E. Hauser	Vice President	None
Jeffrey J. Hill	Vice President	None
Keller L. Hoak	Vice President	None
Christopher J. Hufman	Vice President	None
Karen J. Igler	Vice President	None
Daniel M. Jarrett	Vice President	None
Audra M. Jones	Vice President	None
Heidi C. Kaney	Vice President	None
Thomas E. Kazmierczak, Jr.	Vice President	None
Jonathan Keeler	Vice President	None

David M. Kittredge	Vice President	None

Jeffrey A. Krawczak	Vice President	None

Michael K. Krawczyk	Vice President	None

Michael J. Kubik	Vice President	None

Douglas C. Lambert	Vice President	None
Richard Andrew Larkin III	Vice President	None

Steven A. Larson	Vice President	None

Christy H. Lausch	Vice President	None
Jonathan N. Lepore	Vice President	None

Keith W. Lewis	Vice President	None
Sean M. Lynch	Vice President	None
Jane E. Maccubbin	Vice President	None

Christopher B. Macon	Vice President	None

Karen M. Magness	Vice President	None

Kristin D. Marsh	Vice President	None
Ryan A. McHaffie	Vice President	None

Michael A. McKenna	Vice President	None

Carey J. McKenzie	Vice President	None
Eric Milano	Vice President	None

Sebastian J. Mitchell	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Daniella Moiseyev-Cunniffe	Vice President	None
Thomas R. Morelli	Vice President	None
Dana P. Morgan	Vice President	None
T. Michael Murphy	Vice President	None
Paul Musante	Vice President	None

Robert H. Nicholson	Vice President	None

Kevin M. O’Brien	Vice President	None
Barbara A. O’Connor	Controller and Vice President	None

Michael D. O’Neill	Vice President	None

Anna T. Onishi	Vice President	None
Wayne Park	Vice President	None
Glenn A. Pendleton	Vice President	None
David B. Petty	Vice President	None
John E. Pflieger	Vice President	None
Gregory L. Phillips	Vice President	None

Samantha J. Pilon	Vice President	None
Victor M. Pita	Vice President	None

Fran M. Pollack-Matz	Vice President	None
Brian R. Poole	Vice President	None
Seamus A. Ray	Vice President	None
Margaret H. Raymond	Vice President	None

Jennifer L. Richardson	Vice President	None

Suzanne J. Ricklin	Vice President	None

George D. Riedel	Vice President	None
Mark B. Ruhe	Vice President	None
Megan Keyser Rumney	Vice President	None

Michael M. Ryan	Vice President	None

Kevin C. Savage	Vice President	None

Dorothy C. Sawyer	Vice President	None

Michael R. Saylor	Vice President	None

Jason M. Scarborough	Vice President	None

Ann R. Schultz	Vice President	None
Deborah D. Seidel	Vice President	Vice President
Robert A. Seidel	Vice President	None

Rainia B. Selfani	Vice President	None
Erin C. Sheehan	Vice President	None

Karen M. Sheehan	Vice President	None
Nicholas A. Sheppard	Vice President	None
Scott L. Sherman	Vice President	None
Jae M. Shin	Vice President	None

Sheila Simmons Schubarth	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Donna B. Singer	Vice President	None
Carole Hofmeister Smith	Vice President	None

Danielle Nicholson Smith	Vice President	None

Ian M. Smith	Vice President	None
Craig J. St. Thomas	Vice President	None
Stephanie S. Stearman	Vice President	None
Sandra L. Stinson	Vice President	None
Scott Such	Vice President	None
Christopher J. Theall	Vice President	None
John M. Townsend	Vice President	None
Alan P. Valenca	Vice President	None

Todd R. Valles	Vice President	None

Adam J. Varga	Vice President	None

Stephen Bradford Vaughan	Vice President	None

Bryan W. Venable	Vice President	None
Eric P. Wagner	Vice President	None
John H. Wallick	Vice President	None

William R. Weker, Jr.	Vice President	None
Donald J. Weldon, Jr.	Vice President	None

Paula A. Wendt	Vice President	None
Mark P. Whiskeyman	Vice President	None

Mary Ellen Whiteman	Vice President	None
Natalie C. Widdowson	Vice President	None

Jonathan Wilkinson	Vice President	None

Barrett Wragg	Vice President	None
Lea B. Wray	Vice President	None
Paul A. Zettl	Vice President	None
James Zurad	Vice President	None

Kristen L. Alliger	Assistant Vice President	None
Brent A. Andersen	Assistant Vice President	None
Megan L. Anderson	Assistant Vice President	None
Lorraine J. Andrews	Assistant Vice President	None

Brendan C. Asaff	Assistant Vice President	None

Jason Lee Bandel	Assistant Vice President	None
Katherine Keene Becker	Assistant Vice President	None
Matthew J. Bender	Assistant Vice President	None

Catherine L. Berkenkemper	Assistant Vice President	None

Robert R. Biden	Assistant Vice President	None
Thomas J. Bonner	Assistant Vice President	None

Chase B. Bower	Assistant Vice President	None

Jason N. Butler	Assistant Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Danielle M. Chaisson	Assistant Vice President	None
Cynthia M. Ciangio	Assistant Vice President	None
Kevin S. Clapper	Assistant Vice President	None

Andrew M. Clark	Assistant Vice President	None

Victor Coward	Assistant Vice President	None

Jonathan Joseph Crooks	Assistant Vice President	None

Susan M. D’Angelo	Assistant Vice President	None
David Bryan Daniel	Assistant Vice President	None

Patrick M. Delaney	Assistant Vice President	None

Heather Rachelle Demsky	Assistant Vice President	None

Bailey G. DeVries	Assistant Vice President	None
Daniel S. Dier	Assistant Vice President	None

Martin V. Dimitrov	Assistant Vice President	None
Robin Feil	Assistant Vice President	None
Tara L. Finney	Assistant Vice President	None
Donald T. Fisher	Assistant Vice President	None
Laura Toner Fitzpatrick	Assistant Vice President	None

Daniel J. Funk	Assistant Vice President	None
April D. Gelwicks	Assistant Vice President	None
David M. Gonzalez	Assistant Vice President	None
Christine A. Gorham	Assistant Vice President	None

Jason E. Hammond	Assistant Vice President	None
Jason A. Hoyle	Assistant Vice President	None

Sara Hodges Ismart	Assistant Vice President	None

Victoria Y. Kagler	Assistant Vice President	None

Patrick A. Kelly	Assistant Vice President	None

Teneka Francis Lawrence	Assistant Vice President	None

Gretchen L. Lee	Assistant Vice President	None
Paul M. Lichtinger	Assistant Vice President	None

Patricia B. Lippert	Assistant Vice President	Secretary
William J. Luecking	Assistant Vice President	None

Amanda E. Malone Klink	Assistant Vice President	None

Patrick R. Maloney	Assistant Vice President	None

Edward M. Martin	Assistant Vice President	None
Vinnett M. Mason	Assistant Vice President	None
Taylor L.B. Mayo	Assistant Vice President	None
Robert P. McDavid	Assistant Vice President	None
Michael McDonnell	Assistant Vice President	None
Keith McGurrin	Assistant Vice President	None

Kristine G. Miller	Assistant Vice President	None

Renny L. Moore	Assistant Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
James V. Morrow	Assistant Vice President	None

James P. Murphy, Jr.	Assistant Vice President	None

Susan L. Nakai	Assistant Vice President	None

Michael J. Norton	Assistant Vice President	None

Kelly M. Nowlan	Assistant Vice President	None
Olutokubo A. Ojo-Ade	Assistant Vice President	None
Micheal S. Olshefski	Assistant Vice President	None
Michael D. Oroszi	Assistant Vice President	None

Jennifer C. Pagano	Assistant Vice President	None
Donald G. Phillips	Assistant Vice President	None

John K. Ramirez	Assistant Vice President	None

Daniel Rauenzahn	Assistant Vice President	None

Shawn D. Reagan	Assistant Vice President	None
Andrew Redding	Assistant Vice President	None
Sean P. Rentch	Assistant Vice President	None
Erik C. Ronne	Assistant Vice President	None

Dorian M. Royal	Assistant Vice President	None

Laura Lee Russell	Assistant Vice President	None

Melissa J. Sacks	Assistant Vice President	None
Daniel T. Shively	Assistant Vice President	None

Robert A. Skaare II	Assistant Vice President	None

Andrew W. Snyder	Assistant Vice President	None

Cory B. Stearman	Assistant Vice President	None

Jill M. Talbott	Assistant Vice President	None

Anthony J. Theodore	Assistant Vice President	None

David S. Tondreault	Assistant Vice President	None

Craig A. Vollmer	Assistant Vice President	None
Sara Walcott	Assistant Vice President	None

Nicole S. Whitman	Assistant Vice President	None
Mickey P. Wienholt	Assistant Vice President	None
Mary G. Williams	Assistant Vice President	None

Kelly L. Zimmerman	Assistant Vice President	None

Virginia G. Connolly	Assistant Secretary	None
Joan E. Flister	Assistant Secretary	None

(c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian

activities for the Registrant are performed at State Street Bank and Trust Company’s Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

Item 34. Management Services

Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus or Statement of Additional Information.

Item 35. Undertakings

(a) Not applicable

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this June 26, 2015.

 T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC.

 /s/Edward C. Bernard

By: Edward C. Bernard

 Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/Edward C. Bernard	Chairman of the Board	June 26, 2015

Edward C. Bernard	(Chief Executive Officer)

/s/Gregory K. Hinkle	Treasurer (Chief	June 26, 2015

Gregory K. Hinkle	Financial Officer)

*	Director	June 26, 2015

William R. Brody

*	Director	June 26, 2015

Anthony W. Deering

*	Director	June 26, 2015

Donald W. Dick, Jr.

*	Director	June 26, 2015

Bruce W. Duncan

*	Director	June 26, 2015

Robert J. Gerrard, Jr.

*	Director	June 26, 2015

Karen N. Horn

*	Director	June 26, 2015

Paul F. McBride

*	Director	June 26, 2015

Cecilia E. Rouse

*	Director	June 26, 2015

John G. Schreiber

*	Director	June 26, 2015

Mark. R. Tercek

/s/Edward A. Wiese	Director and President	June 26, 2015
Edward A. Wiese

*/s/David Oestreicher	Vice President and	June 26, 2015

David Oestreicher	Attorney-In-Fact